PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 1, 2006, which states the information about the separate account, the Contract, and Jackson National(R) you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS, REFLECTING STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated May 1, 2006 that is available upon request without charge. To obtain a copy, contact us at our:

                                 ANNUITY SERVICE CENTER
                                 P.O. BOX 17240
                                 DENVER, COLORADO 80217-0240
                                 1-800-766-4683
                                 WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 123. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)"  "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of The Nasdaq, Inc. (WHIch with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value LinE Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

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


THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):


JNL SERIES TRUST                                                         JNL/T. Rowe Price Value Fund
----------------                                                         JNL/WESTERN HIGH YIELD BOND FUND (FORMERLY, JNL/SALOMON
JNL/AIM Large Cap Growth Fund                                                BROTHERS HIGH YIELD BOND FUND)
JNL/AIM Real Estate Fund                                                 JNL/WESTERN STRATEGIC BOND FUND (FORMERLY, JNL/SALOMON
JNL/AIM Small Cap Growth Fund                                                BROTHERS STRATEGIC BOND FUND)
JNL/Alger Growth Fund                                                    JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY,
JNL/Eagle Core Equity Fund                                                   JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND
JNL/Eagle SmallCap Equity Fund                                               FUND)
JNL/FMR Balanced Fund                                                    JNL/S&P Managed Conservative Fund
JNL/FMR MID-CAP EQUITY FUND (FORMERLY, JNL/FMR CAPITAL GROWTH FUND)      JNL/S&P Managed Moderate Fund
JNL/FRANKLIN TEMPLETON INCOME FUND                                       JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Small Cap Value Fund                              JNL/S&P Managed Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                                     JNL/S&P Managed Aggressive Growth Fund
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND                               JNL/S&P Retirement Income Fund
JNL/JPMorgan International Equity Fund                                   JNL/S&P Retirement 2015 Fund
JNL/JPMorgan International Value Fund                                    JNL/S&P Retirement 2020 Fund
JNL/LAZARD EMERGING MARKETS FUND                                         JNL/S&P Retirement 2025 Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund                                          JNL VARIABLE FUND LLC
JNL/Mellon Capital Management S&P 500 Index Fund                         ---------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                  JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management Small Cap Index Fund                       JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management International Index Fund                   JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Bond Index Fund                            JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund          JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Oppenheimer Global Growth Fund                                       JNL/Mellon Capital Management JNL 5 Fund
JNL/Oppenheimer Growth Fund                                              JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
JNL/PIMCO Total Return Bond Fund                                         JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Putnam Equity Fund                                                   JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND
JNL/Putnam Midcap Growth Fund                                            JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Putnam Value Equity Fund                                             JNL/Mellon Capital Management VIP Fund
JNL/Select Balanced Fund                                                 JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Select Global Growth Fund                                            JNL/Mellon Capital Management Communications Sector Fund
JNL/Select Large Cap Growth Fund                                         JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Select Money Market Fund                                             JNL/Mellon Capital Management Financial Sector Fund
JNL/Select Value Fund                                                    JNL/Mellon Capital Management Healthcare Sector Fund
JNL/T. Rowe Price Established Growth Fund                                JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/T. Rowe Price Mid-Cap Growth Fund                                    JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

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

                                                  TABLE OF CONTENTS

GLOSSARY...................................................................................................    2

KEY FACTS..................................................................................................    3

FEES AND EXPENSES TABLES...................................................................................    4

THE ANNUITY CONTRACT.......................................................................................    14

JACKSON NATIONAL...........................................................................................    14

THE FIXED ACCOUNT..........................................................................................    15

THE SEPARATE ACCOUNT.......................................................................................    16

INVESTMENT DIVISIONS.......................................................................................    16

CONTRACT CHARGES...........................................................................................    25

PURCHASES..................................................................................................    41

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...............................................................    45

TELEPHONE AND INTERNET TRANSACTIONS........................................................................    46

ACCESS TO YOUR MONEY.......................................................................................    47

INCOME PAYMENTS (THE INCOME PHASE).........................................................................    103

DEATH BENEFIT..............................................................................................    107

TAXES......................................................................................................    116

OTHER INFORMATION..........................................................................................    119

PRIVACY POLICY.............................................................................................    121

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............................................    123

APPENDIX A (about Dow Jones)...............................................................................    A-1

APPENDIX B (about Contract Enhancement recapture charges)..................................................    B-1

APPENDIX C (GMWB examples).................................................................................    C-1

APPENDIX D ................................................................................................    D-1

APPENDIX E (Accumulation Unit values)......................................................................    E-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue Date.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.


---------- -------------------------- --------------------------------------------------------------------------------
           ALLOCATION OPTIONS         The Contract makes available
                                      Investment Divisions and a Fixed Account
                                      for allocation of your premium payments
                                      and Contract Value. For more information
                                      about the fixed options, please see "THE
                                      FIXED ACCOUNT" beginning on page 15. For
                                      more information about the Investment
                                      Divisions, please see "INVESTMENT
                                      DIVISIONS" beginning on page 16.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           INVESTMENT PURPOSE         The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract
                                      is designed to provide tax deferral on
                                      your earnings, if it is not issued under a
                                      qualified retirement plan. Qualified plans
                                      confer their own tax deferral. For more
                                      information, please see "TAXES" beginning
                                      on page 116.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           FREE LOOK                  If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and time and other limitations  depending on where you live. For more  information,  please see "Free Look" beginning on page
                                      120. In some states, we are required to hold the premiums of a senior  citizen in the Fixed Account  during the free look period,  unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free  look  rights  will  depend on the laws of the state in which you purchased the Contract.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           PURCHASES                  There are minimum and maximum premium
                                      requirements. You may elect to receive a
                                      credit on your premium payments during the
                                      first Contract Year, subject to fees,
                                      conditions and limitations. The Contract
                                      also has a premium protection option,
                                      namely the Capital Protection Program. For
                                      more information, please see "PURCHASES"
                                      beginning on page 41.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      generally subject to a charge or
                                      adjustment, particularly during the early
                                      Contract Years. There are also a number of
                                      optional withdrawal benefits available.
                                      The Contract has a free withdrawal
                                      provision and waives the charges and
                                      adjustments in the event of some
                                      unforeseen emergencies. For more
                                      information, please see "ACCESS TO YOUR
                                      MONEY" beginning on page 47.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           INCOME PAYMENTS            There are a number of income
                                      options available, including an optional,
                                      guaranteed minimum income benefit. For
                                      more information, please see "INCOME
                                      PAYMENTS (THE INCOME PHASE)" beginning on
                                      page 103.
---------- -------------------------- --------------------------------------------------------------------------------

---------- -------------------------- --------------------------------------------------------------------------------
           DEATH BENEFIT              The Contract has a death benefit
                                      that becomes payable if you die before the
                                      Income Date. There are also a number of
                                      optional death benefits available. For
                                      more information, please see "DEATH
                                      BENEFIT" beginning on page 107.
---------- -------------------------- --------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

      Front-end Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4%
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee:  If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your
             Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------

----------------------------------------------------------------------------------------------------------------------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:


                          Completed Years Since Receipt Of Premium -
                          0         1         2         3         4         5         6         7+
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Base             8.5%      8%        7%        6%        5%        4%        2%        0
             Schedule
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Five-year        8%        7%        6%        4%        2%        0         0         0
             Schedule
         ---------------- --------- --------- --------- --------- --------- --------- --------- ---------
         Three-year       7.5%      6.5%      5%        0         0         0         0         0
             Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:


                                      Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5       6        7+
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         3% C.E.                      3%      3%       2%       2%       2%       1%      1%       0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0

(3)  Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


----------------------------------------------------------------------------------------------------------------------

                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.25%

      Mortality And Expense Risk Charge (7)                                                                1.10%

      Administration Charge (8)                                                                            0.15%
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.25%
      ---------------------------------------------------------------------------------------------------- --------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

      OPTIONAL ENDORSEMENTS

      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE.  YOU MAY SELECT ONE OF EACH GROUPING
      BELOW. (9)

      -------------------------------------------------------------------------------------------------------------
      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (10)                             0.45%
       -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      4% Contract Enhancement Maximum Annual Charge (11)                                                 0.56%
      3% Contract Enhancement Maximum Annual Charge (11)                                                 0.42%
      2% Contract Enhancement Maximum Annual Charge (12)                                                 0.395%
      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------
      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuard") (13)                0.60%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 Plus") (14)    0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard") (15)                               1.47%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5") (16)                               0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector") (17)            1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Protector         1.50%
        Advantage") (18)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard Protector         1.47%
        Plus") (19)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector with        1.62%
        Joint Option") (20)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge                         1.71%
        ("LifeGuard Protector Plus with Joint Option") (21)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5") (22)   1.32%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 4") (23)  0.87%
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      Five-year Withdrawal Schedule Maximum Annual Charge                                                0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)         0.45%
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      20% Additional Free Withdrawal Maximum Annual Charge                                               0.30%
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      5% Roll-up Death Benefit Maximum Annual Charge (24)                                                0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (25)                                                0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (26)                                 0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (27)      0.80%
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (28)      0.60%
      -------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7)  This charge is 1.00% on Contracts issued before May 3, 2004.

(8) This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

(10) The current charge is 0.30%.

(11) This charge lasts for the first seven Contract Years.

(12) This charge lasts for the first five Contract Years.

(13) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base.

     For Contracts with the GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with the GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

     For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 29. For more information about how the endorsement works, please see "Guaranteed Minimum Income Benefit" beginning on page 104.

(14) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The charge is expressed as an annual percentage and depends on:

     *    When the endorsement is added to the Contract.

     * The endorsement's availability - on and after, or before January 17, 2006, or before October 4, 2004.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - quarterly, monthly, or daily.

     THE TABLES BELOW HAVE THE MAXIMUM AND CURRENT CHARGES.

     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.


                               7% GMWB
             Endorsement's            On and after                Before                 Before
             Availability           January 17, 2006         January 17, 2006        October 4, 2004
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------------------- ----------------------- ----------------------
             Maximum Annual              0.75%                    0.70%                   0.70%
             Charge
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------- ----------- ----------------------- ----------------------
             Current Annual        0.40%        0.42%             0.40%                   0.35%
             Charge                                                                0.55% upon step-up
             ------------------ ------------- ----------- ----------------------- ----------------------
             ------------------ ------------------------- ----------------------- ----------------------
             Charge Basis                 GWB              Investment Divisions   Investment Divisions
             ------------------ ------------------------- ----------------------- ----------------------
             ------------------ ------------- ----------- ----------------------- ----------------------
             Charge Frequency    Quarterly     Monthly            Daily                   Daily

     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 29. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51.

(15) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 59. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(17) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64     1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74     0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80     0.60%/4    0.60%/12    0.35%/4     0.36%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 30. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 55.

(18) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.15%/4    1.17%/12    0.70%/4     0.72%/12
                    55 - 59     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    60 - 64     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    65 - 69     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    70 - 74     0.90%/4    0.90%/12    0.55%/4     0.57%/12
                    75 - 80     0.65%/4    0.66%/12    0.40%/4     0.42%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 68.

(19) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    0.85%/4    0.87%/12     0.40%/4       0.42%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    60 - 64    1.45%/4    1.47%/12     0.85%/4       0.87%/12
                    65 - 69    1.20%/4    1.20%/12     0.65%/4       0.66%/12
                    70 - 74    0.75%/4    0.75%/12     0.35%/4       0.36%/12
                    75 - 80    0.55%/4    0.57%/12     0.30%/4       0.30%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     33. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus Five-Year Step-Up" beginning on page 74.

(20) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                         JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    50 - 54    1.00%/4    1.02%/12     0.55%/4       0.57%/12
                    55 - 59    1.35%/4    1.35%/12     0.80%/4       0.81%/12
                    60 - 64    1.45%/4    1.47%/12     0.90%/4       0.90%/12
                    65 - 69    1.60%/4    1.62%/12     1.05%/4       1.05%/12
                    70 - 74    1.00%/4    1.02%/12     0.65%/4       0.66%/12
                    75 - 80    0.75%/4    0.75%/12     0.50%/4       0.51%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 81.

(21) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ --------------------- ---------------------------

            Annual Charge            Maximum                   Current
            ------------------ --------------------- ---------------------------
            ------------------ --------- ----------- ------------ --------------
            Ages    45 - 49    1.10%/4    1.11%/12     0.65%/4       0.66%/12
                    50 - 54    1.25%/4    1.26%/12     0.80%/4       0.81%/12
                    55 - 59    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    60 - 64    1.70%/4    1.71%/12     1.10%/4       1.11%/12
                    65 - 69    1.45%/4    1.47%/12     1.90%/4       0.90%/12
                    70 - 74    1.00%/4    1.02%/12     0.60%/4       0.60%/12
                    75 - 80    0.80%/4    0.81%/12     0.55%/4       0.57%/12
            ------------------ --------- ----------- ------------ --------------
            ------------------ -------------------------------------------------
            Charge Basis                              GWB
            ------------------ -------------------------------------------------
            ------------------ --------- ----------- ------------ --------------
            Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 85.

(22) 1.32% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     Charges are expressed as an annual percentage and depend on:

     * The Owner's age when the endorsement is added to the Contract.
     * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
     * The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                           5% FOR LIFE GMWB
            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    60 - 64      1.30%/4     1.32%/12     0.90%/4      0.90%/12       1.30%       0.90%
                    65 - 69      0.85%/4     0.87%/12     0.60%/4      0.60%/12       0.85%       0.60%
                    70 - 74      0.60%/4     0.60%/12     0.50%/4      0.51%/12       0.60%       0.50%
                    75 - 80      0.50%/4     0.51%/12     0.40%/4      0.42%/12       0.50%       0.40%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     35. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90.

(23) 0.87% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS. Charges are expressed as an annual percentage and depend on:

      * The Owner's age when the endorsement is added to the Contract.
      * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
      * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
      * The frequency of deduction - quarterly, monthly, or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                             4% FOR LIFE GMWB
            Endorsement's                      Before May 1, 2006                           Before
            Availability                                                              January 17, 2006*
            ------------------ ------------------------ --------------------------- ----------- -----------
            Annual Charge              Maximum                   Current             Maximum     Current
            ------------------ ------------------------ --------------------------- ----------- -----------
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            Ages    50 - 54      0.85%/4     0.87%/12     0.65%/4      0.66%/12       0.85%       0.65%
                    55 - 59      0.65%/4     0.66%/12     0.50%/4      0.51%/12       0.65%       0.50%
                    60 - 64      0.50%/4     0.51%/12     0.35%/4      0.36%/12       0.50%       0.35%
                    65 - 69      0.35%/4     0.36%/12     0.25%/4      0.27%/12       0.35%       0.25%
                    70 - 74      0.30%/4     0.30%/12     0.20%/4      0.21%/12       0.30%       0.20%
                    75 - 80      0.20%/4     0.21%/12     0.15%/4      0.15%/12       0.20%       0.15%
            ------------------ ------------ ----------- ------------ -------------- ----------- -----------
            ------------------ ---------------------------------------------------- -----------------------
            Charge Basis                               GWB                           Investment Divisions
            ------------------ ---------------------------------------------------- -----------------------
            ------------------ ------------ ----------- ------------ -------------- -----------------------
            Charge Frequency    Quarterly    Monthly     Quarterly      Monthly             Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     36. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97.

(24) The current charge is 0.45%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(25) The current charge is 0.30%.

(26) The current charge is 0.25%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(27) The current charge is 0.55%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(28) The current charge is 0.40%.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

---------------------------------------------

               Minimum: 0.60%

               Maximum: 1.55%

---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

                                                                                                                          ANNUAL
                                                                      MANAGEMENT AND      SERVICE           OTHER       OPERATING
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES
-------------------------------------------------------------------- ----------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Large Cap Growth                                                   0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Real Estate                                                        0.84%           0.20%           0.01%          1.05%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Small Cap Growth                                                   0.95%           0.20%           0.01%          1.16%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Alger Growth                                                           0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Eagle Core Equity                                                      0.75%           0.20%           0.01%          0.96%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Eagle SmallCap Equity                                                  0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/FMR Balanced                                                           0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/FMR Mid-Cap Equity                                                     0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Franklin Templeton Income                                              0.90%           0.20%           0.01%          1.11%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Franklin Templeton Small Cap Value                                     0.93%           0.20%           0.01%          1.14%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Goldman Sachs Mid Cap Value                                            0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Goldman Sachs Short Duration Bond                                      0.55%           0.20%           0.01%          0.76%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/JPMorgan International Equity                                          0.87%           0.20%           0.01%          1.08%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/JPMorgan International Value                                           0.87%           0.20%           0.01%          1.08%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Emerging Markets                                                1.15%           0.20%           0.01%          1.36%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Mid Cap Value                                                   0.82%           0.20%           0.01%          1.03%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Small Cap Value                                                 0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 500 Index                                0.39%           0.20%           0.02%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index                         0.39%           0.20%           0.02%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Small Cap Index                              0.39%           0.20%           0.01%          0.60%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management International Index                          0.45%           0.20%           0.01%          0.66%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Bond Index                                   0.40%           0.20%           0.01%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index                 0.58%           0.20%           0.02%          0.80%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Oppenheimer Global Growth                                              0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Oppenheimer Growth                                                     0.77%           0.20%           0.01%          0.98%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/PIMCO Total Return Bond                                                0.60%           0.20%           0.01%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Equity                                                          0.77%           0.20%           0.01%          0.98%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Midcap Growth                                                   0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Value Equity                                                    0.76%           0.20%           0.01%          0.97%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Balanced                                                        0.58%           0.20%           0.01%          0.79%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Global Growth                                                   0.89%           0.20%           0.01%          1.10%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Large Cap Growth                                                0.78%           0.20%           0.01%          0.99%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Money Market                                                    0.39%           0.20%           0.01%          0.60%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Value                                                           0.65%           0.20%           0.01%          0.86%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Established Growth                                       0.70%           0.20%           0.01%          0.91%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                                           0.81%           0.20%           0.01%          1.02%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Value                                                    0.76%           0.20%           0.01%          0.97%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western High Yield Bond                                                0.60%           0.20%           0.01%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western Strategic Bond                                                 0.72%           0.20%           0.01%          0.93%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western U.S. Government & Quality Bond                                 0.58%           0.20%           0.01%          0.79%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Conservative C                                             0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Moderate C                                                 0.17%           0.00%           0.01%          0.18%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Moderate Growth C                                          0.16%           0.00%           0.01%          0.17%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Growth C                                                   0.15%           0.00%           0.01%          0.16%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Aggressive Growth C                                        0.17%           0.00%           0.01%          0.18%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement Income C                                                0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2015 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2020 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2025 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management DowSM 10                                     0.45%           0.20%           0.03%          0.68%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P(R) 10                                    0.44%           0.20%           0.02%          0.66%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Global 15                                    0.49%           0.20%           0.02%          0.71%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management 25                                           0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Select Small-Cap                             0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL 5                                        0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL Optimized 5 Fund                         0.52%           0.20%           0.06%          0.78%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Nasdaq(R) 15                                 0.51%           0.20%           0.05%          0.76%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P(R) 24 Fund                               0.52%           0.20%           0.02%          0.74%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Value Line(R) 25                             0.45%           0.20%           0.16%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management VIP                                          0.47%           0.20%           0.04%          0.71%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management DowSM Dividend Fund                          0.52%           0.20%           0.03%          0.75%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Communications Sector                        0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector                       0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Financial Sector                             0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Healthcare Sector                            0.51%           0.20%           0.01%          0.72%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector                             0.47%           0.20%           0.01%          0.68%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Technology Sector                            0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the
     JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.55% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund                        1.02%
         JNL/S&P Managed Moderate Fund                            1.06%
         JNL/S&P Managed Moderate Growth Fund                     1.10%
         JNL/S&P Managed Growth Fund                              1.14%
         JNL/S&P Managed Aggressive Growth Fund                   1.18%
         JNL/S&P Retirement Income Fund                           1.04%
         JNL/S&P Retirement 2015 Fund                             1.13%
         JNL/S&P Retirement 2020 Fund                             1.16%
         JNL/S&P Retirement 2025 Fund                             1.17%

         EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $1,685              $2,744            $3,555            $6,179

         If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS          5 YEARS            10 YEARS
         $1,685              $2,744           $3,555             $6,179

         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $1,685              $2,744            $3,555            $6,179

         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               * our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

               * our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

               * Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               * the ACCUMULATION PHASE, when you make premium payments to us, and

               *    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

         CONTRACT VALUE THAT YOU ALLOCATE TO A FIXED ACCOUNT OPTION WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF THE FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE FIXED ACCOUNT, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

         Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of the withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

         The three-, five-, and seven-year Fixed Account options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

         The DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.

         The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. For Contracts purchased PRIOR TO OCTOBER 4, 2004, the Indexed Fixed Option was not available if the Three-Year Withdrawal Charge Period option was selected.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

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                                                           JNL SERIES TRUST
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JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

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JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

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JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

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JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

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JNL/FMR MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

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JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

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JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

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JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

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JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

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JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

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JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

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JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
         Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80%
         of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.
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JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

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JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

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JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

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JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

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JNL/WESTERN HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

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JNL/WESTERN STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company Limited
     (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

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

         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) the GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                                                         JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               * to make income payments for the life of the Annuitant during the income phase;

               * to waive the withdrawal charge in the event of the Owner's death; and

               *    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

               * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

               *    EARNINGS  (excess of your  Contract  Value  allocated to the
                    Investment   Divisions  and  the  Fixed  Account  over  your
                    remaining premiums allocated to those accounts)

               * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               *    withdrawals in excess of the free withdrawal amounts, or

               * withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

               * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

               *    amounts withdrawn in a total withdrawal, or

               * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS SINCE RECEIPT        0        1        2        3        4        5        6        7+
         OF PREMIUM

         BASE SCHEDULE                      8.5%      8%       7%       6%       5%       4%       2%        0

         WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%       4%       2%        0        0        0
         PERIOD APPLIES

         WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0        0        0        0        0
         PERIOD APPLIES*

         * PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

               * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               *    death benefits;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

               * if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

         EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


CONTRACT ENHANCEMENT                                2%           3%         4%

CHARGE (ON AN ANNUAL BASIS)                         0.395%       0.42%      0.56%


         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
          Premium
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%         0         0       0
        Recapture Charge (3% Credit)          3%    3%         2%        2%        2%         1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%      1.25%     1.25%      0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

               *    death benefits;

               * withdrawals taken under the additional free withdrawal provision;

               * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

               * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               * if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.

               For Contracts with the GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

               For Contracts with the GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

               For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 104. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- -------------- -------------
                           Quarterly or Monthly       Quarterly      Monthly
                                  0.75%               0.40% / 4     0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- ----------------------------
                                  0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                          Maximum Annual Charge        Current Annual Charge
                        --------------------------- ----------------------------
                        --------------------------- ----------------------------
                                  0.70%                        0.35%
                                                        0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

         We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.055% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.0175% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 59. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age.
         (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64      1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80      0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.15% / 4    1.17% / 12    0.70% / 4     0.72% / 12
        55 - 59      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        60 - 64      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        65 - 69      1.50% / 4    1.50% / 12    0.95% / 4     0.96% / 12
        70 - 74      0.90% / 4    0.90% / 12    0.55% / 4     0.57% / 12
        75 - 80      0.65% / 4    0.66% / 12    0.40% / 4     0.42% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 74. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.85% / 4     0.87% / 12
        65 - 69      1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        70 - 74      0.75% / 4    0.75% / 12    0.35% / 4     0.36% / 12
        75 - 80      0.55% / 4    0.57% / 12    0.30% / 4     0.30% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 74. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 74.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. The charge varies by age group (see table below), and both Owners must be within the eligible age range.

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        50 - 54      1.00% / 4    1.02% / 12    0.55% / 4     0.57% / 12
        55 - 59      1.35% / 4    1.35% / 12    0.80% / 4     0.81% / 12
        60 - 64      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        65 - 69      1.60% / 4    1.62% / 12    1.05% / 4     1.05% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.65% / 4     0.66% / 12
        75 - 80      0.75% / 4    0.75% / 12    0.50% / 4     0.51% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 85. The charge varies by age group (see table below) and both Owners must be within the eligible age range.

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
------------------- ------------- ------------ ------------- -------------
Ages    45 - 49      1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54      1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80      0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 85The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 85. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 85.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------
                            Ages    60 - 64      1.30% / 4    1.32% / 12    0.90% / 4    0.90% / 12
                                    65 - 69      0.85% / 4    0.87% / 12    0.60% / 4    0.60% / 12
                                    70 - 74      0.60% / 4    0.60% / 12    0.50% / 4    0.51% / 12
                                    75 - 80      0.50% / 4    0.51% / 12    0.40% / 4    0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    60 - 64        1.30%        0.90%
                                    65 - 69        0.85%        0.60%
                                    70 - 74        0.60%        0.50%
                                    75 - 80        0.50%        0.40%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage SR22: of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                            Annual Charge                Maximum                    Current
                            ------------------- -------------------------- --------------------------
                            ------------------- ------------ ------------- ------------- ------------
                            Ages    50 - 54      0.85% / 4    0.87% / 12    0.65% / 4    0.66% / 12
                                    55 - 59      0.65% / 4    0.66% / 12    0.50% / 4    0.51% / 12
                                    60 - 64      0.50% / 4    0.51% / 12    0.35% / 4    0.36% / 12
                                    65 - 69      0.35% / 4    0.36% / 12    0.25% / 4    0.27% / 12
                                    70 - 74      0.30% / 4    0.30% / 12    0.20% / 4    0.21% / 12
                                    75 - 80      0.20% / 4    0.21% / 12    0.15% / 4    0.15% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge         Maximum      Current
                            ------------------- ------------ -------------
                            ------------------- ------------ -------------
                            Ages    50 - 54        0.85%        0.65%
                                    55 - 59        0.65%        0.50%
                                    60 - 64        0.50%        0.35%
                                    65 - 69        0.35%        0.25%
                                    70 - 74        0.30%        0.20%
                                    75 - 80        0.20%        0.15%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

         You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97.

         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

         For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the investment divisions. We stop deducting this charge on the date you annuitize.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 11.

         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 1.  WM Financial
                 2.  LPL Financial Services
                 3.  National Planning Corporation
                 4.  SII Investments
                 5.  Invest
                 6.  Fifth Third Securities
                 7.  Raymond James
                 8.  Securities America
                 9.  Webster Securities
                 10. ICA
                 11. IFMG
                 12. Commonwealth Financial Network
                 13. Thrivent
                 14. Intersecurities
                 15. Mutual Service Corporation
                 16. Prime Capital Services
                 17. Lincoln Financial Advisors
                 18. Centaurus Financial
                 19. Jefferson Pilot Securities Corporation

         Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

                 *      National Planning Corporation,

                 *      SII Investments, Inc.,

                 *      IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *      Investment Centers of America, Inc., and

                 *      BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               *    $5,000 under most circumstances

               *    $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

               *    $500 for a qualified or non-qualified plan

               *    $50 for an automatic payment plan

               * You can pay additional premiums at any time during the accumulation phase.

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.

         MAXIMUM PREMIUMS:

               * The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

               *    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected),

               *    elect to receive payment under an income option, or

               *    return your Contract during the Free Look period.

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               *    death benefits computed on the basis of Contract Value;

               * withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);

               *    withdrawals   necessary  to  satisfy  the  required  minimum
                    distribution of the Internal Revenue Code;

               *    if permitted by your state, withdrawals under our:

                       * Terminal Illness Benefit;
                       * Specified Conditions Benefit; or
                       * Extended Care Benefit.  (See page 49 below.)

         You may NOT elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 3% or 4% Contract Enhancement was selected.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 2% Contract Enhancement was selected.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program was not available.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003 and you purchased the 2% Contract Enhancement, the Capital Protection Program was not available.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               *    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               * subtracting any asset-based charges and taxes chargeable under the Contract; and

               *    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               *    limiting the number of transfers over a period of time;

               *    requiring a minimum time period between each transfer;

               * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               * limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               *    by making either a partial or complete withdrawal,

               *    by electing the Systematic Withdrawal Program,

               *    by electing a Guaranteed Minimum Withdrawal Benefit, or

               *    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 26.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 116.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                  * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                  * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                          * Heart attack

                          * Stroke

                          * Coronary artery surgery

                          * Life-threatening cancer

                          * Renal failure or

                          * Alzheimer's disease; and

                  * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five-Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

         The 5% For Life GMWBs with Joint Option available only to spouses differ from the 5% For Life GMWBs without the Joint Option available to spouses and unrelated parties and enjoy the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving joint owner.

                 * If one of the owners dies before the automatic payment of benefits begins, the spouse may continue the Contract and the "For Life" guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

         The 5% For Life GMWBs with Joint Option have a higher charge than the For Life GMWBs without the Joint Option.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal,

                                       - or -

                  For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which is endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.   the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                       ---------------------------------------------------------------------
                                       The GWB equals Contract Value.
        WITH A STEP-UP -
                                       The GAWA is recalculated, equaling the greater of:
                                           *     7% of the new GWB; OR
                                           *     The GAWA before the Step-Up.
                                       ---------------------------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

              * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal, or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD. STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. The following description is supplemented by some examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal; or

               *    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on 117.

         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

         An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------


                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        *     The GWB before the withdrawal less the withdrawal; OR
         THAN OR EQUAL TO THE GREATER OF                                                                ==
         THE GAWA OR RMD, AS APPLICABLE -      *     Zero.

                                           The GAWA:
                                               *     Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN
                                                     effect; OTHERWISE
                                               *     Is recalculated, equaling the lesser of the GAWA
                                                     before the withdrawal, or the GWB after the
                                                     withdrawal.
                                          ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.
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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        *     Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,             charge on any Contract Enhancement; OR
         AS APPLICABLE -                                                                 ==
                                               *     The greater of the GWB before the withdrawal less the
                                                     withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *     5% of the Contract Value after the withdrawal less the
                                                     recapture charge on any Contract Enhancement; OR
                                                                                                   ==
                                               *     The greater of 5% of the GWB after the withdrawal, or
                                                     zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.
         They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified
         Contract, please see "Non-Qualified Contracts - Withdrawals and Income
         Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts -
         Withdrawals and Income Payments" beginning on page 117.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals.
              Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM
              DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM
              WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW
              CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation.
                   However, if he takes his second RMD (the 2006 RMD) after June
                   30, 2006, he should wait until the next Contract Year begins
                   (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two
                   RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix
              C, particularly examples 3, 4, and 6. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.
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                                          -------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -        amount of the premium net of any applicable
                                          premium taxes.

                                          The GAWA is also recalculated, increasing by:
                                               * 5% of the premium net of any applicable premium taxes; OR
                                               * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                 HIT.
                                          -------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE
         GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.
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                                          -------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less the payment; OR
                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 effect; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                          -------------------------------------------------------------------


         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                          --------------------------------------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------


                                          --------------------------------------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any  Contract Enhancement.
          ANNIVERSARY -
                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before the withdrawal, or the GWB after the withdrawal.

                                            ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser of:
         PRIOR WITHDRAWALS IN THE              *   Contract Value after the withdrawal less any recapture
         CURRENT CONTRACT YEAR, EXCEEDS            charge on any Contract Enhancement; OR
         THE GREATER OF THE GAWA OR RMD,                                               ==
         AS APPLICABLE -                       *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *   5% of the Contract Value after the withdrawal less the
                                                   recapture charge on any Contract Enhancement; OR
                                                                                                 ==
                                               *   The greater of 5% of the GWB after the withdrawal, or
                                                   zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                               * 5% of the premium
                                                 net of any applicable premium
                                                 taxes; OR
                                               * 5% of the increase in the GWB
                                                 - IF THE MAXIMUM GWB IS
                                                 HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The  GAWA is recalculated, equaling the
                                         greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

             *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

             * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

              *    The Income Date;

              * The date of complete withdrawal of Contract Value (full surrender of the Contract);

              * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

              * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

              * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS                   * Zero.
         APPLICABLE -
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS            * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,             charge on any Contract Enhancement; OR
         AS APPLICABLE -                                                                 ==
                                                   * The greater of the GWB before
                                                     the withdrawal less the
                                                     withdrawal, or zero.

                                               The GAWA is recalculated, equaling the lesser of:
                                                   * 5% of the Contract Value after the withdrawal less the
                                                     recapture charge on any Contract Enhancement; OR
                                                                                                   ==
                                                   * The greater of 5% of the GWB after the withdrawal, or
                                                     zero.
                                               ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

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                                         --------------------------------------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                               * 5% of the premium net of any applicable premium
                                                 taxes; OR
                                               * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                 HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The  GAWA is recalculated, equaling the
                                         greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                 EFFECT; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GAWA, AS           less the withdrawal; OR
         APPLICABLE -                          * Zero.

                                           The GAWA:
                                              * Is unchanged WHILE THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before the
                                                withdrawal, or the GWB after
                                                the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        *  Contract Value after the withdrawal less any recapture
         THE GAWA, AS APPLICABLE -                charge on any Contract Enhancement; OR
                                                                                      ==
                                               *  The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *  5% of the Contract Value after the withdrawal less the
                                                  recapture charge on any Contract Enhancement; OR
                                                                                                ==
                                               *  The greater of 5% of the GWB after the withdrawal, or
                                                  zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116.

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium  net of any
                                         applicable premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                               * 5% of the premium
                                                 net of any applicable premium
                                                 taxes; OR
                                               * 5% of the increase in the GWB
                                                 - IF THE MAXIMUM GWB IS
                                                 HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -
                                               * The GWB before the payment less the payment; OR
                                               * Zero.

                                           The GAWA:
                                               *  Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                               *  Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                    * Continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date. * A new joint owner may not be added if a surviving spouse continues the Contract.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               *    Add another GMWB to the Contract on any Contract Anniversary
                    after  the  Continuation   Date,   subject  to  the  spousal
                    Beneficiary's eligibility.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of any joint Owner, UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------


                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GAWA-              less the withdrawal; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged WHILE THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GAWA-                               charge on any Contract Enhancement; OR
                                                                                    ==
                                               * The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement; OR
                                                                                              ==
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts -
         Withdrawals and Income Payments" beginning on page 116.

         PREMIUMS.
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                                         --------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -       amount of the premium  net of any applicable
                                         premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                               * 5% of the premium net of any applicable premium
                                                 taxes; OR
                                               * 5% of the increase in  the GWB - IF THE MAXIMUM GWB IS
                                                 HIT.
                                         --------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The  GAWA is recalculated, equaling the
                                         greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS IN
                                                 EFFECT; OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                    * Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                    * A new joint owner may not be added if a surviving spouse continues the Contract.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               *    Add another GMWB to the Contract on any Contract Anniversary
                    after  the  Continuation   Date,   subject  to  the  spousal
                    Beneficiary's eligibility.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of any joint Owner, UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                   *   The GWB is recalculated, increasing by 5% of the Bonus
                       Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of this GMWB although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

           *       The Owner's life (the "For Life Guarantee");

                       The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                       So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

           OR

           * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                       The GWB is the guaranteed amount available for future periodic withdrawals.

           * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

           BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
           CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any  Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

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                                            -----------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE CURRENT   greater of:
         CONTRACT YEAR, IS LESS THAN OR        * The GWB before the withdrawal less the withdrawal; OR
         EQUAL TO THE GREATER OF THE GAWA                                                           ==
         AND RMD, AS APPLICABLE -              * Zero.

                                            The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

                                            -----------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                            -----------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE CURRENT   lesser of:
         CONTRACT YEAR, EXCEEDS THE            * Contract Value after the withdrawal less any recapture
         GREATER OF THE GAWA AND RMD, AS         charge on any Contract Enhancement; OR
         APPLICABLE -                                                                ==
                                               * The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                            The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS
                                            INVALIDATED, equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal; OR
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement.
                                            -----------------------------------------------------------------

         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

             -------------------------------------------------------------------
             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.
                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

             EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
             -------------------------------------------------------------------

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

         PREMIUMS.

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                                            -----------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -          amount of the  premium net of any applicable
                                            premium taxes.

                                            The GAWA is also recalculated, increasing by:
                                               * 5% of the premium net of any applicable premium taxes; OR
                                                                                                        ==
                                               * 5% of the increase in the GWB - IF THE MAXIMUM GWB IS
                                                 hit.
                                            -----------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                            ------------------------------------

         WITH A STEP-UP -                   The GWB equals Contract Value.

                                            The GAWA is recalculated, equaling
                                            the greater of:
                                               * 5% of the new GWB; OR
                                                                    ==
                                               * The GAWA before the Step-Up.
                                            ------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                          ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less the payment; OR
                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS
                                                 valid; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

                                          ------------------------------------------------------------------


         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of the GMWB in limited circumstances and with specific factual assumptions, although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             *      The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

             OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------

                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT        recapture charge on any  Contract
          ANNIVERSARY -                   Enhancement.

                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal
         CURRENT CONTRACT YEAR, IS LESS          less the withdrawal; OR
         THAN OR EQUAL TO THE GAWA -           * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before the withdrawal, or the GWB after the withdrawal.

                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------
                                           The GWB is recalculated, equaling the lesser of:
         WHEN A WITHDRAWAL, PLUS ALL           * Contract Value after the withdrawal less any recapture
         PRIOR WITHDRAWALS IN THE                charge on any Contract Enhancement; OR
         CURRENT CONTRACT YEAR, EXCEEDS                                              ==
         THE GAWA -                            * The greater of the GWB before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS
                                           INVALIDATED, equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal; OR
                                                                               ==
                                               * 4% of the Contract Value after the withdrawal less
                                                 the recapture charge on any Contract Enhancement.
                                            ------------------------------------------------------------------

         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

         PREMIUMS.

                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium  net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                               * 4% of the premium net of any applicable premium taxes; OR
                                                                                                        ==
                                               * 4% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
                                           ------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                                                    ==
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

           * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

           * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater  of:
                                               * The GWB before the payment less the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before, and the GWB after, the payment.

                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date of the endorsement;

                     * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                     *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
              ------------------------------------------------------------------

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               * the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least 7 days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               *    which income option you select; and

               * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

               *    you elect it prior to your Contract's Issue Date;

               *    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               * the Income Date (if prior to the effective date of the GMIB);

               * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               *    the date you make a total withdrawal from the Contract;

               * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               * if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               * all premiums you have paid (net of any applicable premium taxes); PLUS

               * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.

         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               *    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               * your Contract Value on the date we receive all required documentation from your Beneficiary; or

               * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 114). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               * if your Contract is in the income phase at the time of your death;

               *    if there are no earnings in your Contract; or

               * if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    *    is age 76 or older at the Continuation Date or

                    *    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance
                                Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         108. We will not permit you to use multiple Contracts to try to circumvent this limitation.

                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary ; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
                         (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                      BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or
                         (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               *    single lump sum payment; or

               * payment of entire death benefit within 5 years of the date of death; or

               * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 114.

         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 104. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB with Bonus, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               *    paid on or after the date you reach age 59 1/2;

               *    paid to your Beneficiary after you die;

               * paid if you become totally disabled (as that term is defined in the Code);

               * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               *    paid under an immediate annuity; or

               *    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               *    reaches age 59 1/2;

               *    leaves his/her job;

               *    dies;

               *    becomes disabled (as that term is defined in the Code); or

               * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               * there was a written agreement providing for payments of the fees solely from the annuity Contract,

               *    the Contract Owner had no liability for the fees, and

               * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 67 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

           (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

           (b)     a required minimum distribution;

           (c)     a hardship withdrawal; or

           (d)     the non-taxable portion of a distribution.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the Investment Divisions.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               *    the Contract Value, PLUS

               * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

               *    any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

                 * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

                 * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

                 * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                 * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               * Information we receive from you on applications or other forms;

               *    Information about your transactions with us;

               *    Information we receive from a consumer reporting agency;

               *    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


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                                                         TABLE OF CONTENTS OF
                                                THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History..............................................................................     2

Services.....................................................................................................     3

Purchase of Securities Being Offered.........................................................................     3

Underwriters.................................................................................................     4

Calculation of Performance...................................................................................     4

Additional Tax Information...................................................................................     7

Net Investment Factor........................................................................................     18

Condensed Financial Information..............................................................................     19


                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the
     JNL/Mellon  Capital  Management  Dow SM 10  Fund,  the  JNL/Mellon  Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY  SECTOR  FUND,  THE OWNERS OF THE  JNL/MELLON  CAPITAL
               MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


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                                                              APPENDIX B

---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                     -3,590.91 : Withdrawal Charge from Premium 2
                     -1,795.45 : Recapture Charge from  Premium 2
                     ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------


                                   APPENDIX C

                            GMWB Prospectus Examples

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

     *    Example 1a: If the GMWB is elected at issue:

          - Your initial GWB is $100,000, which is your initial Premium payment.

          -    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     * Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          - Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     * Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          - Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     * Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          -    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          - Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     * Example 2b: if you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          - Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          - Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

           - Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          - Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     * Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

          - Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          - Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life, even beyond 19 years.

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).


          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          - Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     *    Notes:

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          - Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years.

     *    Notes:

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

          - If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

     *    Notes:

          - As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          - This example would apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     * Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          - Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     *    Notes:

          - Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

     * Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     * Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          - You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          - The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     * Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          - Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option).

     *    Notes:

          - For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Joint Owner's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION EFFECTIVE ON OR AFTER 05/01/2006.)

     * If at the time of the first death of the Joint Owners the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

          - The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Joint Owner attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Joint Owner will be able to take annual withdrawals equal to your GAWA for the rest of his or her life.

          -    Your GWB remains $100,000 and your GAWA remains $5,000.

     *    Notes:

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.


                                                 APPENDIX D

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities

                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


 JNL/Mellon Capital Management The DowSM 10 Fund TO JNL/Mellon Capital Management DowSM 10 Fund
 JNL/Mellon Capital Management The S&P(R) 10 Fund TO JNL/Mellon Capital Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                        JNL/FMR Capital Growth Fund TO JNL/FMR Mid-Cap Equity Fund
               JNL/Salomon Brothers High Yield Bond Fund TO JNL/Western High Yield Bond Fund
                JNL/Salomon Brothers Strategic Bond Fund TO JNL/Western Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund TO JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.00%
(CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                        $8.51            $7.73            $6.90             N/A
    End of period                              $8.79            $8.51            $7.73             N/A
  Accumulation units outstanding
  at the end of period                        30,764           31,825            8,237             N/A

JNL/FMR Capital Growth Division(368)

  Accumulation unit value:
    Beginning of period                       $21.83           $18.69           $16.77             N/A
    End of period                             $22.95           $21.83           $18.69             N/A
  Accumulation units outstanding
  at the end of period                           -              1,922            1,922             N/A

JNL/Select Large Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                       $27.14           $24.55           $21.78             N/A
    End of period                             $28.13           $27.14           $24.55             N/A
  Accumulation units outstanding
  at the end of period                        10,020            2,275            2,610             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                       $23.93           $22.20             N/A              N/A
    End of period                             $24.95           $23.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,145            2,359             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(575)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.72             N/A              N/A
    End of period                             $12.93           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             236,527            N/A              N/A

JNL/PPM America High Yield Bond
Division(560)

  Accumulation unit value:
    Beginning of period                         N/A            $16.16             N/A              N/A
    End of period                               N/A            $16.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $16.20           $15.72             N/A              N/A
    End of period                             $16.41           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,632           14,991             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(346)

  Accumulation unit value:
    Beginning of period                       $19.36           $18.29           $18.01             N/A
    End of period                             $19.67           $19.36           $18.29             N/A
  Accumulation units outstanding
  at the end of period                         5,950            6,348            6,309             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(368)

  Accumulation unit value:
    Beginning of period                       $26.80           $24.64           $22.35             N/A
    End of period                             $28.15           $26.80           $24.64             N/A
  Accumulation units outstanding
  at the end of period                        19,348            1,982            1,982             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(316)

  Accumulation unit value:
    Beginning of period                       $34.79           $29.77           $22.26             N/A
    End of period                             $39.30           $34.79           $29.77             N/A
  Accumulation units outstanding
  at the end of period                        36,051           18,034            3,414             N/A

JNL/JPMorgan International Equity
Division(346)

  Accumulation unit value:
    Beginning of period                       $14.01           $12.16           $10.43             N/A
    End of period                             $15.36           $14.01           $12.16             N/A
  Accumulation units outstanding
  at the end of period                         4,258            4,721            5,447             N/A

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                       $18.11           $18.51             N/A              N/A
    End of period                             $20.13           $18.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                       $17.77           $17.11             N/A              N/A
    End of period                             $18.19           $17.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,133           14,480             N/A              N/A

JNL/Eagle SmallCap Equity Division(368)

  Accumulation unit value:
    Beginning of period                       $20.23           $17.20           $15.15             N/A
    End of period                             $20.54           $20.23           $17.20             N/A
  Accumulation units outstanding
  at the end of period                        19,032            5,805            2,512             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(368)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.68           $10.58             N/A
    End of period                             $13.99           $13.03           $11.68             N/A
  Accumulation units outstanding
  at the end of period                        46,259           70,370             864              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(519)

  Accumulation unit value:
    Beginning of period                         N/A            $11.15             N/A              N/A
    End of period                               N/A            $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                       $10.64            $9.76            $8.15             N/A
    End of period                             $10.99           $10.64            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        57,589           88,091           31,111             N/A

JNL/MCM S&P 400 MidCap Index Division(324)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.36            $8.86             N/A
    End of period                             $14.43           $13.02           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        37,333           45,926            6,909             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(316)

  Accumulation unit value:
    Beginning of period                       $10.76            $8.87            $6.22             N/A
    End of period                             $12.63           $10.76            $8.87             N/A
  Accumulation units outstanding
  at the end of period                        28,235           16,875            8,019             N/A

JNL/PIMCO Total Return Bond Division(316)

  Accumulation unit value:
    Beginning of period                       $14.35           $13.88           $13.72             N/A
    End of period                             $14.54           $14.35           $13.88             N/A
  Accumulation units outstanding
  at the end of period                        27,893           26,214            3,635             N/A

JNL/MCM Small Cap Index Division(324)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.47            $8.50             N/A
    End of period                             $13.77           $13.34           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        42,319           36,440            4,844             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(324)

  Accumulation unit value:
    Beginning of period                       $13.76           $11.63            $8.85             N/A
    End of period                             $15.44           $13.76           $11.63             N/A
  Accumulation units outstanding
  at the end of period                        39,277           32,433            5,828             N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                       $15.04           $13.17           $11.30             N/A
    End of period                             $15.58           $15.04           $13.17             N/A
  Accumulation units outstanding
  at the end of period                         8,791            4,579            2,661             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $17.25             N/A              N/A              N/A
    End of period                             $19.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,655             N/A              N/A              N/A

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                       $11.25           $11.13             N/A              N/A
    End of period                             $11.34           $11.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,513           45,833             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.05             N/A              N/A
    End of period                             $13.54           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,451            9,293             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(367)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $9.22             N/A
    End of period                               N/A            $10.48           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             26,304             N/A

JNL/MCM DowSM 10 Division(324)

  Accumulation unit value:
    Beginning of period                        $9.84            $9.67            $7.53             N/A
    End of period                              $9.19            $9.84            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        144,835          176,252          91,838             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.68             N/A              N/A              N/A
    End of period                              $8.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Value Division(502)

  Accumulation unit value:
    Beginning of period                       $13.47           $12.29             N/A              N/A
    End of period                             $14.15           $13.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,430           46,459             N/A              N/A

JNL/FMR Balanced Division(525)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.74             N/A              N/A
    End of period                             $11.32           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        61,925           64,483             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(368)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.85            $8.20             N/A
    End of period                             $12.96           $11.50            $9.85             N/A
  Accumulation units outstanding
  at the end of period                        39,300           16,918            5,204             N/A

JNL/Oppenheimer Growth Division(346)

  Accumulation unit value:
    Beginning of period                        $8.33            $8.07            $7.69             N/A
    End of period                              $9.00            $8.33            $8.07             N/A
  Accumulation units outstanding
  at the end of period                        22,195           24,547           17,879             N/A

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                       $16.59           $14.60           $12.67             N/A
    End of period                             $17.77           $16.59           $14.60             N/A
  Accumulation units outstanding
  at the end of period                         6,972            7,728            8,970             N/A

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                       $12.08            $9.52            $7.19             N/A
    End of period                             $13.18           $12.08            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        111,736          171,645          82,057             N/A

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                       $12.28           $10.17            $7.61             N/A
    End of period                             $11.80           $12.28           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        120,015          169,648          92,510             N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,627             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(346)

  Accumulation unit value:
    Beginning of period                       $18.88           $16.94           $13.74             N/A
    End of period                             $20.36           $18.88           $16.94             N/A
  Accumulation units outstanding
  at the end of period                        68,349           98,604           53,679             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.49             N/A              N/A              N/A
    End of period                              $5.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,206             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,615             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $17.82             N/A              N/A              N/A
    End of period                             $24.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,939             N/A              N/A              N/A

JNL/MCM Communications Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(324)

  Accumulation unit value:
    Beginning of period                       $10.21            $8.77            $7.65             N/A
    End of period                             $13.88           $10.21            $8.77             N/A
  Accumulation units outstanding
  at the end of period                        151,563          190,696          100,935            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.71             N/A              N/A
    End of period                             $12.97           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,947           11,947             N/A              N/A

JNL/AIM Large Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $11.33           $10.57             N/A              N/A
    End of period                             $12.03           $11.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,112           31,112             N/A              N/A

JNL/AIM Real Estate Division(860)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,956             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.55             N/A              N/A
    End of period                             $15.72           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,946           10,790             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $12.00             N/A              N/A              N/A
    End of period                             $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        205,908            N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,881             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.04             N/A              N/A              N/A
    End of period                              $5.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,929             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(861)

  Accumulation unit value:
    Beginning of period                       $18.51             N/A              N/A              N/A
    End of period                             $20.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,384             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,703             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A









----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683

             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-0240

             DELIVERY ADDRESS:                              8055 East Tufts Avenue, Second Floor,
                                                            Denver, Colorado 80237
INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                             1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn:  IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2006



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-766-4683.




                                TABLE OF CONTENTS


                                                                                                    PAGE

General Information and History                                                                        2

Services                                                                                               4

Purchase of Securities Being Offered                                                                   4

Underwriters                                                                                           4

Calculation of Performance                                                                             4

Additional Tax Information                                                                             7

Net Investment Factor                                                                                  18

Condensed Financial Information                                                                        20

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $173,795,782 in 2003, $210,474,026 in 2004, and $245,115,634
in 2005.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004 and $4,216,349 in 2005. The product was not offered in 2003.

JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL'S TAX STATUS

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

         *      attains age 70 1/2,

         *      severs employment,

         *      dies, or

         * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


 JNL/Mellon Capital Management The DowSM 10 Fund TO JNL/Mellon Capital Management DowSM 10 Fund

 JNL/Mellon Capital Management The S&P(R) 10 Fund TO JNL/Mellon Capital Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                            JNL/FMR Capital Growth Fund TO JNL/FMR Mid-Cap Equity Fund
                   JNL/Salomon Brothers High Yield Bond Fund TO JNL/Western High Yield Bond Fund
                    JNL/Salomon Brothers Strategic Bond Fund TO JNL/Western Strategic Bond Fund
    JNL/Salomon Brothers U.S. Government & Quality Bond Fund TO JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


PERSPECTIVE II

ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.10%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.82             N/A              N/A              N/A
    End of period                              $8.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          313              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $24.78             N/A              N/A              N/A
    End of period                             $24.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          446              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $19.41             N/A              N/A              N/A
    End of period                             $21.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $12.66             N/A              N/A              N/A
    End of period                             $12.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        156,112            N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                       $16.04           $16.03             N/A              N/A
    End of period                             $16.24           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,203            7,486             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(732)

  Accumulation unit value:
    Beginning of period                       $19.17           $19.15             N/A              N/A
    End of period                             $19.46           $19.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,533            6,790             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $28.04             N/A              N/A              N/A
    End of period                             $27.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(718)

  Accumulation unit value:
    Beginning of period                       $34.46           $33.71             N/A              N/A
    End of period                             $38.89           $34.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          238             1,326             N/A              N/A

JNL/JPMorgan International Equity
Division(732)

  Accumulation unit value:
    Beginning of period                       $13.88           $13.64             N/A              N/A
    End of period                             $15.19           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,822            2,932             N/A              N/A

JNL/Alger Growth Division(718)

  Accumulation unit value:
    Beginning of period                       $17.94           $17.42             N/A              N/A
    End of period                             $19.93           $17.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,913           17,320             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $18.23             N/A              N/A              N/A
    End of period                             $18.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          149              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(718)

  Accumulation unit value:
    Beginning of period                       $20.07           $19.23             N/A              N/A
    End of period                             $20.35           $20.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,252            3,487             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(727)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.72             N/A              N/A
    End of period                             $13.54           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,187           39,292             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $13.96             N/A              N/A              N/A
    End of period                             $13.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          631              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.45             N/A              N/A
    End of period                             $10.95           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,994           11,308             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(728)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.76             N/A              N/A
    End of period                             $14.37           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,906            5,419             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(732)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.52             N/A              N/A
    End of period                             $12.53           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,220            1,900             N/A              N/A

JNL/PIMCO Total Return Bond Division(728)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.25             N/A              N/A
    End of period                             $14.43           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,669            5,597             N/A              N/A

JNL/MCM Small Cap Index Division(635)

  Accumulation unit value:
    Beginning of period                       $13.30           $10.65             N/A              N/A
    End of period                             $13.71           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,707            5,807             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(728)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.20             N/A              N/A
    End of period                             $15.38           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,392            8,881             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.53             N/A              N/A              N/A
    End of period                             $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          74               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $18.96             N/A              N/A              N/A
    End of period                             $18.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          553              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(732)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.33             N/A              N/A
    End of period                             $13.42           $13.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,064            6,749             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(635)

  Accumulation unit value:
    Beginning of period                        $9.79            $8.81             N/A              N/A
    End of period                              $9.13            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        127,623          76,326             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $14.13             N/A              N/A              N/A
    End of period                             $14.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          102              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(718)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.24             N/A              N/A
    End of period                             $12.90           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          380            12,929             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $17.85             N/A              N/A              N/A
    End of period                             $17.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          115              N/A              N/A              N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                       $12.01            $9.73             N/A              N/A
    End of period                             $13.09           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        117,079          63,812             N/A              N/A

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                       $12.21           $10.42             N/A              N/A
    End of period                             $11.72           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,405          61,962             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          733              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(693)

  Accumulation unit value:
    Beginning of period                       $18.78           $16.63             N/A              N/A
    End of period                             $20.23           $18.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,376           30,638             N/A              N/A

JNL/MCM Technology Sector Division(732)

  Accumulation unit value:
    Beginning of period                        $5.84            $5.82             N/A              N/A
    End of period                              $5.91            $5.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,961            5,156             N/A              N/A

JNL/MCM Healthcare Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.91             N/A              N/A
    End of period                             $11.69           $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,409            4,582             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $17.73           $17.85             N/A              N/A
    End of period                             $23.99           $17.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,156            2,241             N/A              N/A

JNL/MCM Communications Sector
Division(732)

  Accumulation unit value:
    Beginning of period                        $4.64            $4.65             N/A              N/A
    End of period                              $4.63            $4.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,137            4,300             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(635)

  Accumulation unit value:
    Beginning of period                       $10.16            $8.18             N/A              N/A
    End of period                             $13.79           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        119,061          54,933             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $13.03             N/A              N/A              N/A
    End of period                             $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          87               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $12.11             N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          114              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(732)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.93             N/A              N/A
    End of period                             $10.61           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,906            2,744             N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.69             N/A              N/A
    End of period                             $15.70           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,100           13,006             N/A              N/A

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.65             N/A              N/A
    End of period                             $11.95           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        325,146          57,036             N/A              N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.07             N/A              N/A
    End of period                             $12.04           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,257            4,517             N/A              N/A

JNL/S&P Managed Moderate Division(728)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.40             N/A              N/A
    End of period                             $10.92           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,380            5,662             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(732)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.32             N/A              N/A
    End of period                             $10.59           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,530            6,786             N/A              N/A





ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.15%
(CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                        $8.44            $7.67            $6.01            $7.54
    End of period                              $8.70            $8.44            $7.67            $6.01
  Accumulation units outstanding
  at the end of period                        709,122          860,371          636,026          93,034

JNL/FMR Capital Growth Division(66)

  Accumulation unit value:
    Beginning of period                       $21.52           $18.45           $13.76           $17.82
    End of period                             $22.59           $21.52           $18.45           $13.76
  Accumulation units outstanding
  at the end of period                        89,106           96,995           75,983           26,363

JNL/Select Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $26.75           $24.23           $18.10           $24.60
    End of period                             $27.68           $26.75           $24.23           $18.10
  Accumulation units outstanding
  at the end of period                        145,795          235,022          138,525          36,898

JNL/Select Global Growth Division(570)

  Accumulation unit value:
    Beginning of period                       $23.78           $21.54             N/A              N/A
    End of period                             $23.96           $23.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,858             342              N/A              N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $23.59           $21.52           $17.91           $18.63
    End of period                             $24.56           $23.59           $21.52           $17.91
  Accumulation units outstanding
  at the end of period                        933,930          947,051          677,305          206,144






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(46)

  Accumulation unit value:
    Beginning of period                       $20.68           $18.51           $14.71           $18.84
    End of period                             $22.23           $20.68           $18.51           $14.71
  Accumulation units outstanding
  at the end of period                        57,914           79,254           59,632           22,207

JNL/Putnam Value Equity Division(46)

  Accumulation unit value:
    Beginning of period                       $20.31           $18.72           $15.20           $18.74
    End of period                             $21.07           $20.31           $18.72           $15.20
  Accumulation units outstanding
  at the end of period                        233,011          246,525          238,497          69,138

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.57           $12.66           $12.67
    End of period                             $12.72           $12.52           $12.57           $12.66
  Accumulation units outstanding
  at the end of period                        344,295          555,348          658,159          540,701

JNL/PPM America High Yield Bond
Division(50)

  Accumulation unit value:
    Beginning of period                         N/A            $15.84           $13.50           $13.27
    End of period                               N/A            $16.41           $15.84           $13.50
  Accumulation units outstanding
  at the end of period                          N/A               -            1,032,188         291,239

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                       $15.96           $15.55           $15.55           $14.31
    End of period                             $16.15           $15.96           $15.55           $15.55
  Accumulation units outstanding
  at the end of period                        628,297          658,715          648,450          461,407

JNL/Salomon Brothers Strategic
Bond Division(51)

  Accumulation unit value:
    Beginning of period                       $19.08           $18.06           $16.09           $15.17
    End of period                             $19.36           $19.08           $18.06           $16.09
  Accumulation units outstanding
  at the end of period                        715,827          605,354          428,906          82,513






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                       $26.42           $24.32           $18.84           $23.82
    End of period                             $27.70           $26.42           $24.32           $18.84
  Accumulation units outstanding
  at the end of period                        654,619          589,795          412,851          118,105

JNL/T. Rowe Price Mid-Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $34.29           $29.39           $21.45           $26.73
    End of period                             $38.68           $34.29           $29.39           $21.45
  Accumulation units outstanding
  at the end of period                        567,131          612,189          451,003          118,982

JNL/JPMorgan International Equity
Division(76)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.01            $9.45           $12.12
    End of period                             $15.11           $13.81           $12.01            $9.45
  Accumulation units outstanding
  at the end of period                        221,983          215,184          278,306          98,850

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $17.86           $17.20           $12.86           $18.09
    End of period                             $19.83           $17.86           $17.20           $12.86
  Accumulation units outstanding
  at the end of period                        274,418          241,196          340,438          70,730

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                       $17.55           $16.70           $13.56           $16.51
    End of period                             $17.93           $17.55           $16.70           $13.56
  Accumulation units outstanding
  at the end of period                        321,376          345,613          306,401          143,943

JNL/Eagle SmallCap Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $19.98           $17.02           $12.30           $15.89
    End of period                             $20.25           $19.98           $17.02           $12.30
  Accumulation units outstanding
  at the end of period                        178,818          216,498          176,558          110,384






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(43)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.83           $10.17           $11.00
    End of period                             $13.49           $12.82           $11.83           $10.17
  Accumulation units outstanding
  at the end of period                       3,624,980        3,890,113        2,949,637        1,273,119

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.92            $9.91           $10.98
    End of period                             $13.95           $13.13           $11.92            $9.91
  Accumulation units outstanding
  at the end of period                       6,527,981        6,967,087        4,954,238        2,128,050

JNL/S&P Managed Aggressive Growth
Division(41)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.58            $9.24           $11.31
    End of period                             $13.83           $12.89           $11.58            $9.24
  Accumulation units outstanding
  at the end of period                       3,883,573        4,465,744        1,621,097         703,200

JNL/S&P Very Aggressive Growth
Division I(47)

  Accumulation unit value:
    Beginning of period                         N/A            $11.17            $8.66           $10.78
    End of period                               N/A            $11.46           $11.17            $8.66
  Accumulation units outstanding
  at the end of period                          N/A               -             316,762          165,737

JNL/S&P Equity Growth Division I(49)

  Accumulation unit value:
    Beginning of period                         N/A            $10.43            $8.15           $10.02
    End of period                               N/A            $10.65           $10.43            $8.15
  Accumulation units outstanding
  at the end of period                          N/A               -             948,950          418,949

JNL/S&P Equity Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.67            $8.31           $10.48
    End of period                               N/A            $10.93           $10.67            $8.31
  Accumulation units outstanding
  at the end of period                          N/A               -             477,322          173,536






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.73            $7.70            $9.83
    End of period                             $10.93           $10.59            $9.73            $7.70
  Accumulation units outstanding
  at the end of period                       3,296,341        3,421,583        2,234,239         508,853

JNL/MCM S&P 400 MidCap Index Division(46)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.32            $8.51           $10.05
    End of period                             $14.34           $12.96           $11.32            $8.51
  Accumulation units outstanding
  at the end of period                       1,513,798        1,661,893        1,109,719         251,940

JNL/Alliance Capital Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.61            $7.82           $10.64
    End of period                              $9.19           $10.10            $9.61            $7.82
  Accumulation units outstanding
  at the end of period                           -             214,485          389,478          167,394

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                       $10.65            $8.79            $6.38            $6.32
    End of period                             $12.48           $10.65            $8.79            $6.38
  Accumulation units outstanding
  at the end of period                        563,329          605,767          273,510           1,450

JNL/PIMCO Total Return Bond Division(46)

  Accumulation unit value:
    Beginning of period                       $14.21           $13.76           $13.28           $12.53
    End of period                             $14.37           $14.21           $13.76           $13.28
  Accumulation units outstanding
  at the end of period                       2,139,981        2,364,897        2,242,766         813,642

JNL/MCM Small Cap Index Division(46)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.44            $7.93            $9.93
    End of period                             $13.68           $13.28           $11.44            $7.93
  Accumulation units outstanding
  at the end of period                       1,281,527        1,357,403         915,450          203,149






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(46)

  Accumulation unit value:
    Beginning of period                       $13.70           $11.60            $8.54            $9.76
    End of period                             $15.35           $13.70           $11.60            $8.54
  Accumulation units outstanding
  at the end of period                       1,363,338        1,252,870         759,598          175,966

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $14.89           $13.05            $9.51           $11.63
    End of period                             $15.40           $14.89           $13.05            $9.51
  Accumulation units outstanding
  at the end of period                        703,010          859,863          715,762          216,551

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $17.54           $14.23           $11.17           $13.26
    End of period                             $18.87           $17.54           $14.23           $11.17
  Accumulation units outstanding
  at the end of period                        613,964          717,624          514,220          198,629

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.93           $10.74            $9.95
    End of period                             $11.27           $11.20           $10.93           $10.74
  Accumulation units outstanding
  at the end of period                       1,116,470        1,066,599         654,384          221,612

JNL/S&P Core Index 100 Division(43)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34            $8.57            $9.76
    End of period                               N/A            $10.56           $10.34            $8.57
  Accumulation units outstanding
  at the end of period                          N/A               -             683,602          324,746

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.31           $12.93             N/A              N/A
    End of period                             $13.38           $13.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,160,009        1,550,840           N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(67)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $7.75           $10.05
    End of period                               N/A            $10.26           $10.04            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -             146,084          57,017

JNL/S&P Core Index 75 Division(65)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.16            $9.90
    End of period                               N/A            $10.44           $10.20            $8.16
  Accumulation units outstanding
  at the end of period                          N/A               -             208,419          129,059

JNL/MCM DowSM 10 Division(51)

  Accumulation unit value:
    Beginning of period                        $9.76            $9.60            $7.72            $8.46
    End of period                              $9.10            $9.76            $9.60            $7.72
  Accumulation units outstanding
  at the end of period                       5,682,203        6,212,817        4,095,308         952,638

JNL/Putnam Midcap Growth Division(46)

  Accumulation unit value:
    Beginning of period                        $7.67            $6.54            $4.95            $6.83
    End of period                              $8.50            $7.67            $6.54            $4.95
  Accumulation units outstanding
  at the end of period                        310,098          321,926          287,810          96,014

JNL/T. Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.74            $9.15           $10.98
    End of period                             $14.04           $13.38           $11.74            $9.15
  Accumulation units outstanding
  at the end of period                       1,358,815        1,591,333        1,182,696         440,080

JNL/FMR Balanced Division(50)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.54            $8.48            $8.99
    End of period                             $11.23           $10.31            $9.54            $8.48
  Accumulation units outstanding
  at the end of period                        803,052          837,195          732,514          231,323






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $11.44            $9.81            $7.06            $8.90
    End of period                             $12.86           $11.44            $9.81            $7.06
  Accumulation units outstanding
  at the end of period                        742,193          964,000          710,705          321,692

JNL/Oppenheimer Growth Division(46)

  Accumulation unit value:
    Beginning of period                        $8.28            $8.04            $6.90            $9.01
    End of period                              $8.94            $8.28            $8.04            $6.90
  Accumulation units outstanding
  at the end of period                        275,576          303,417          235,205          111,024

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                       $16.54           $14.58           $10.94           $10.92
    End of period                             $17.68           $16.54           $14.58           $10.94
  Accumulation units outstanding
  at the end of period                        333,038          342,287          205,411           1,938

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.98            $9.46            $7.19            $8.97
    End of period                             $13.05           $11.98            $9.46            $7.19
  Accumulation units outstanding
  at the end of period                       4,508,326        4,943,392        3,150,048         690,608

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $12.18           $10.10            $7.69            $9.73
    End of period                             $11.68           $12.18           $10.10            $7.69
  Accumulation units outstanding
  at the end of period                       4,522,803        4,955,185        3,301,679         736,121

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.17            $9.98             N/A
    End of period                             $10.68           $11.07           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        41,482           28,782            2,002             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $18.73           $16.83           $11.50           $15.23
    End of period                             $20.17           $18.73           $16.83           $11.50
  Accumulation units outstanding
  at the end of period                       2,550,098        2,784,134        1,955,316         481,052

JNL/MCM Technology Sector Division(484)

  Accumulation unit value:
    Beginning of period                        $5.82            $5.82            $5.84             N/A
    End of period                              $5.89            $5.82            $5.82             N/A
  Accumulation units outstanding
  at the end of period                        418,279          106,864            342              N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.71           $10.40             N/A
    End of period                             $11.66           $10.96           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        350,173          106,846           5,952             N/A

JNL/MCM Financial Sector Division(483)

  Accumulation unit value:
    Beginning of period                       $12.33           $10.99           $10.84             N/A
    End of period                             $12.93           $12.33           $10.99             N/A
  Accumulation units outstanding
  at the end of period                        53,676           27,211             334              N/A

JNL/MCM Oil & Gas Sector Division(489)

  Accumulation unit value:
    Beginning of period                       $17.69           $13.58             N/A              N/A
    End of period                             $23.92           $17.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        248,797          136,401            N/A              N/A

JNL/MCM Communications Sector
Division(489)

  Accumulation unit value:
    Beginning of period                        $4.63            $4.15             N/A              N/A
    End of period                              $4.62            $4.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,043           134,601            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                       $10.13            $8.71            $7.41            $9.80
    End of period                             $13.75           $10.13            $8.71            $7.41
  Accumulation units outstanding
  at the end of period                       4,997,028        5,400,564        3,584,283         740,159

JNL/AIM Premier Equity II Division(54)

  Accumulation unit value:
    Beginning of period                         N/A             $9.49            $7.82           $10.44
    End of period                               N/A             $9.29            $9.49            $7.82
  Accumulation units outstanding
  at the end of period                          N/A               -             112,997          60,212

JNL/AIM Small Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.38            $8.32           $11.20
    End of period                             $12.89           $12.02           $11.38            $8.32
  Accumulation units outstanding
  at the end of period                        375,625          396,158          392,208          115,709

JNL/AIM Large Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.37            $8.07           $10.72
    End of period                             $11.95           $11.27           $10.37            $8.07
  Accumulation units outstanding
  at the end of period                        635,884          639,800          406,187          110,104

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,124             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,640            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,083             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.00             N/A              N/A
    End of period                             $10.61           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        233,389          131,063            N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.00             N/A              N/A
    End of period                             $15.70           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,479,098         328,544            N/A              N/A

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.92            $9.91             N/A              N/A
    End of period                             $11.94           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,957,499         335,408            N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.78             N/A              N/A
    End of period                             $12.03           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        682,257          105,171            N/A              N/A

JNL/S&P Managed Moderate Division(677)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.02             N/A              N/A
    End of period                             $10.91           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,267          23,172             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.98             N/A              N/A
    End of period                             $10.58           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        164,468          57,845             N/A              N/A





ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(581)

  Accumulation unit value:
    Beginning of period                        $8.39            $7.53             N/A              N/A
    End of period                              $8.64            $8.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        286,250          177,577            N/A              N/A

JNL/FMR Capital Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $21.31           $18.27             N/A              N/A
    End of period                             $22.35           $21.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,456           27,079             N/A              N/A

JNL/Select Large Cap Growth Division(152)

  Accumulation unit value:
    Beginning of period                       $26.50           $24.02           $17.96           $18.30
    End of period                             $27.39           $26.50           $24.02           $17.96
  Accumulation units outstanding
  at the end of period                        39,120           18,768           10,438            6,558

JNL/Select Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $23.55           $21.71             N/A              N/A
    End of period                             $23.70           $23.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,311            6,566             N/A              N/A

JNL/Select Balanced Division(136)

  Accumulation unit value:
    Beginning of period                       $23.36           $21.34           $17.77           $19.10
    End of period                             $24.30           $23.36           $21.34           $17.77
  Accumulation units outstanding
  at the end of period                        624,276          277,956             -              6,538






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(587)

  Accumulation unit value:
    Beginning of period                       $20.49           $18.46             N/A              N/A
    End of period                             $22.00           $20.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,246            5,782             N/A              N/A

JNL/Putnam Value Equity Division(574)

  Accumulation unit value:
    Beginning of period                       $20.12           $18.33             N/A              N/A
    End of period                             $20.84           $20.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,209           59,349             N/A              N/A

JNL/Select Money Market Division(356)

  Accumulation unit value:
    Beginning of period                       $12.41           $12.47           $12.53             N/A
    End of period                             $12.59           $12.41           $12.47             N/A
  Accumulation units outstanding
  at the end of period                        425,405          203,195             -               N/A

JNL/PPM America High Yield Bond
Division(581)

  Accumulation unit value:
    Beginning of period                         N/A            $15.31             N/A              N/A
    End of period                               N/A            $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $15.81           $15.20             N/A              N/A
    End of period                             $15.98           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        262,454          94,259             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $18.90           $17.70             N/A              N/A
    End of period                             $19.16           $18.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        513,125          110,224            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                       $26.16           $23.22             N/A              N/A
    End of period                             $27.41           $26.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        264,530          94,422             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                       $33.96           $29.14           $21.29           $25.75
    End of period                             $38.27           $33.96           $29.14           $21.29
  Accumulation units outstanding
  at the end of period                        254,389          108,532           8,405            5,080

JNL/JPMorgan International Equity
Division(572)

  Accumulation unit value:
    Beginning of period                       $13.68           $12.20             N/A              N/A
    End of period                             $14.95           $13.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        168,722          54,421             N/A              N/A

JNL/Alger Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $17.69           $17.06           $12.77           $16.50
    End of period                             $19.63           $17.69           $17.06           $12.77
  Accumulation units outstanding
  at the end of period                        97,854           39,694           14,573            7,815

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                       $17.40           $15.74             N/A              N/A
    End of period                             $17.77           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        178,814          70,787             N/A              N/A

JNL/Eagle SmallCap Equity Division(580)

  Accumulation unit value:
    Beginning of period                       $19.82           $16.65             N/A              N/A
    End of period                             $20.06           $19.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,593          62,817             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(576)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.55             N/A              N/A
    End of period                             $13.38           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,810,921         840,169            N/A              N/A

JNL/S&P Managed Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.15             N/A              N/A
    End of period                             $13.84           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,475,817        1,351,133           N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(574)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.42             N/A              N/A
    End of period                             $13.72           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,018,137         736,917            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(583)

  Accumulation unit value:
    Beginning of period                         N/A            $10.90             N/A              N/A
    End of period                               N/A            $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(577)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24             N/A              N/A
    End of period                               N/A            $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                         N/A            $10.43             N/A              N/A
    End of period                               N/A            $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                       $10.56            $9.71            $8.01             N/A
    End of period                             $10.88           $10.56            $9.71             N/A
  Accumulation units outstanding
  at the end of period                       2,458,358        1,085,216          4,066             N/A

JNL/MCM S&P 400 MidCap Index Division(320)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.30            $8.64             N/A
    End of period                             $14.29           $12.92           $11.30             N/A
  Accumulation units outstanding
  at the end of period                       1,265,420         541,514           3,574             N/A

JNL/Alliance Capital Growth Division(580)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.19             N/A              N/A
    End of period                              $9.13           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             56,882             N/A              N/A

JNL/JPMorgan International Value
Division(390)

  Accumulation unit value:
    Beginning of period                       $10.57            $8.74            $7.26             N/A
    End of period                             $12.38           $10.57            $8.74             N/A
  Accumulation units outstanding
  at the end of period                        408,653          204,014          117,411            N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $14.11           $13.60             N/A              N/A
    End of period                             $14.26           $14.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,228,696         350,793            N/A              N/A

JNL/MCM Small Cap Index Division(320)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.42            $8.24             N/A
    End of period                             $13.63           $13.24           $11.42             N/A
  Accumulation units outstanding
  at the end of period                       1,049,506         485,967          25,168             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(320)

  Accumulation unit value:
    Beginning of period                       $13.66           $11.58            $8.62             N/A
    End of period                             $15.29           $13.66           $11.58             N/A
  Accumulation units outstanding
  at the end of period                       1,586,473         663,962          151,133            N/A

JNL/Lazard Small Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                       $14.79           $12.98            $9.46           $11.56
    End of period                             $15.28           $14.79           $12.98            $9.46
  Accumulation units outstanding
  at the end of period                        301,843          135,935          18,988           11,185

JNL/Lazard Mid Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                       $17.42           $14.14           $11.11           $12.93
    End of period                             $18.72           $17.42           $14.14           $11.11
  Accumulation units outstanding
  at the end of period                        375,839          125,431          17,396            9,920

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                       $11.16           $10.91           $10.86             N/A
    End of period                             $11.23           $11.16           $10.91             N/A
  Accumulation units outstanding
  at the end of period                       1,111,272         353,497           3,284             N/A

JNL/S&P Core Index 100 Division(575)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07             N/A              N/A
    End of period                               N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.84             N/A              N/A
    End of period                             $13.27           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        528,118          181,353            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A             $9.80             N/A              N/A
    End of period                               N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(591)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31             N/A              N/A
    End of period                               N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(320)

  Accumulation unit value:
    Beginning of period                        $9.71            $9.56            $7.33             N/A
    End of period                              $9.05            $9.71            $9.56             N/A
  Accumulation units outstanding
  at the end of period                       5,678,512        2,098,228          4,308             N/A

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                        $7.63            $6.48             N/A              N/A
    End of period                              $8.45            $7.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,445           48,227             N/A              N/A

JNL/T. Rowe Price Value Division(468)

  Accumulation unit value:
    Beginning of period                       $13.31           $11.70           $11.12             N/A
    End of period                             $13.96           $13.31           $11.70             N/A
  Accumulation units outstanding
  at the end of period                        751,051          373,784          21,650             N/A

JNL/FMR Balanced Division(576)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.24             N/A              N/A
    End of period                             $11.16           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        452,758          118,905            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(305)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.79            $6.65             N/A
    End of period                             $12.81           $11.40            $9.79             N/A
  Accumulation units outstanding
  at the end of period                        510,013          216,689          17,092             N/A

JNL/Oppenheimer Growth Division(580)

  Accumulation unit value:
    Beginning of period                        $8.25            $7.89             N/A              N/A
    End of period                              $8.89            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,813           34,918             N/A              N/A

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                       $16.50           $14.36             N/A              N/A
    End of period                             $17.62           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        234,256          115,269            N/A              N/A

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                       $11.91            $9.42            $6.82             N/A
    End of period                             $12.96           $11.91            $9.42             N/A
  Accumulation units outstanding
  at the end of period                       4,819,386        1,810,331         88,798             N/A

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                       $12.11           $10.06            $7.37             N/A
    End of period                             $11.61           $12.11           $10.06             N/A
  Accumulation units outstanding
  at the end of period                       4,455,010        1,618,350          4,247             N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.05             N/A              N/A
    End of period                             $10.61           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,436           15,934             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(320)

  Accumulation unit value:
    Beginning of period                       $18.63           $16.75           $12.04             N/A
    End of period                             $20.04           $18.63           $16.75             N/A
  Accumulation units outstanding
  at the end of period                       2,504,109         948,065           2,467             N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                        $5.79            $5.40             N/A              N/A
    End of period                              $5.86            $5.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        698,559          103,335            N/A              N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                       $10.90           $11.00             N/A              N/A
    End of period                             $11.58           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        532,287          107,250            N/A              N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.24             N/A              N/A
    End of period                             $12.85           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,596           26,954             N/A              N/A

JNL/MCM Oil & Gas Sector Division(574)

  Accumulation unit value:
    Beginning of period                       $17.59           $14.29             N/A              N/A
    End of period                             $23.76           $17.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        445,616          99,240             N/A              N/A

JNL/MCM Communications Sector
Division(585)

  Accumulation unit value:
    Beginning of period                        $4.60            $4.02             N/A              N/A
    End of period                              $4.59            $4.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,676           61,451             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(320)

  Accumulation unit value:
    Beginning of period                       $10.07            $8.67            $7.36             N/A
    End of period                             $13.66           $10.07            $8.67             N/A
  Accumulation units outstanding
  at the end of period                       4,785,182        1,895,393          4,505             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.36            $8.31            $9.97
    End of period                             $12.83           $11.99           $11.36            $8.31
  Accumulation units outstanding
  at the end of period                        157,972          87,820              -             13,064

JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.37             N/A              N/A
    End of period                             $11.90           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        321,535          133,755            N/A              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        165,067            N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,343            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,097             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.00             N/A              N/A
    End of period                             $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        589,339          85,151             N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.00             N/A              N/A
    End of period                             $15.68           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,736,678         283,580            N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.71             N/A              N/A
    End of period                             $11.93           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                      13,329,141         636,745            N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.05             N/A              N/A
    End of period                             $12.02           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,210,891         185,543            N/A              N/A

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.90             N/A              N/A
    End of period                             $10.90           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,281,922         211,053            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.98             N/A              N/A
    End of period                             $10.57           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        807,494          134,449            N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(66)

  Accumulation unit value:
    Beginning of period                        $8.37            $7.62            $5.98            $8.04
    End of period                              $8.61            $8.37            $7.62            $5.98
  Accumulation units outstanding
  at the end of period                        294,762          381,820          386,064          40,511

JNL/FMR Capital Growth Division(56)

  Accumulation unit value:
    Beginning of period                       $21.21           $18.21           $13.60           $17.21
    End of period                             $22.23           $21.21           $18.21           $13.60
  Accumulation units outstanding
  at the end of period                        25,283           35,281           49,176           10,395

JNL/Select Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $26.37           $23.92           $17.89           $24.02
    End of period                             $27.24           $26.37           $23.92           $17.89
  Accumulation units outstanding
  at the end of period                        44,749           68,972           77,776           18,820

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $23.43           $20.97             N/A              N/A
    End of period                             $23.57           $23.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          647              405              N/A              N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $23.25           $21.24           $17.70           $18.44
    End of period                             $24.17           $23.25           $21.24           $17.70
  Accumulation units outstanding
  at the end of period                        516,463          542,978          471,259          165,008






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $20.39           $18.27           $14.55           $18.26
    End of period                             $21.89           $20.39           $18.27           $14.55
  Accumulation units outstanding
  at the end of period                        31,927           28,030           41,500            9,642

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $20.02           $18.48           $15.03           $18.28
    End of period                             $20.73           $20.02           $18.48           $15.03
  Accumulation units outstanding
  at the end of period                        143,422          150,833          153,030          43,465

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.41           $12.51           $12.54
    End of period                             $12.51           $12.34           $12.41           $12.51
  Accumulation units outstanding
  at the end of period                        189,876          238,182          246,897          280,391

JNL/PPM America High Yield Bond
Division(51)

  Accumulation unit value:
    Beginning of period                         N/A            $15.64           $13.35           $13.15
    End of period                               N/A            $16.18           $15.64           $13.35
  Accumulation units outstanding
  at the end of period                          N/A               -             452,948          124,707

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.35           $15.37           $14.17
    End of period                             $15.90           $15.73           $15.35           $15.37
  Accumulation units outstanding
  at the end of period                        335,464          442,983          508,132          249,752

JNL/Salomon Brothers Strategic
Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $18.81           $17.82           $15.90           $15.02
    End of period                             $19.05           $18.81           $17.82           $15.90
  Accumulation units outstanding
  at the end of period                        260,572          249,858          243,927          70,227






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $26.04           $24.01           $18.63           $23.09
    End of period                             $27.27           $26.04           $24.01           $18.63
  Accumulation units outstanding
  at the end of period                        302,838          272,815          280,700          82,484

JNL/T. Rowe Price Mid-Cap Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $33.80           $29.01           $21.21           $25.22
    End of period                             $38.07           $33.80           $29.01           $21.21
  Accumulation units outstanding
  at the end of period                        206,392          224,342          224,188          75,918

JNL/JPMorgan International Equity
Division(51)

  Accumulation unit value:
    Beginning of period                       $13.61           $11.85            $9.34           $11.16
    End of period                             $14.87           $13.61           $11.85            $9.34
  Accumulation units outstanding
  at the end of period                        173,414          182,515          241,130          95,683

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $17.61           $16.99           $12.72           $17.92
    End of period                             $19.53           $17.61           $16.99           $12.72
  Accumulation units outstanding
  at the end of period                        104,292          130,856          166,440          37,624

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.51           $13.43           $16.63
    End of period                             $17.69           $17.33           $16.51           $13.43
  Accumulation units outstanding
  at the end of period                        176,786          182,045          194,596          68,959

JNL/Eagle SmallCap Equity Division(51)

  Accumulation unit value:
    Beginning of period                       $19.74           $16.83           $12.18           $15.59
    End of period                             $19.97           $19.74           $16.83           $12.18
  Accumulation units outstanding
  at the end of period                        84,733           92,211           103,312          59,693






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(55)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.73           $10.10           $11.00
    End of period                             $13.33           $12.69           $11.73           $10.10
  Accumulation units outstanding
  at the end of period                       2,452,893        2,550,103        2,271,862         747,818

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                       $13.00           $11.82            $9.84           $10.90
    End of period                             $13.78           $13.00           $11.82            $9.84
  Accumulation units outstanding
  at the end of period                       3,169,990        3,586,497        2,989,400        1,064,743

JNL/S&P Managed Aggressive Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.48            $9.17           $10.75
    End of period                             $13.67           $12.77           $11.48            $9.17
  Accumulation units outstanding
  at the end of period                       1,383,706        1,603,199         595,226          195,835

JNL/S&P Very Aggressive Growth
Division I(56)

  Accumulation unit value:
    Beginning of period                         N/A            $11.08            $8.60           $10.79
    End of period                               N/A            $11.35           $11.08            $8.60
  Accumulation units outstanding
  at the end of period                          N/A               -             141,450          74,652

JNL/S&P Equity Growth Division I(56)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34            $8.09           $10.16
    End of period                               N/A            $10.55           $10.34            $8.09
  Accumulation units outstanding
  at the end of period                          N/A               -             519,576          207,081

JNL/S&P Equity Aggressive Growth
Division I(50)

  Accumulation unit value:
    Beginning of period                         N/A            $10.58            $8.25           $10.13
    End of period                               N/A            $10.82           $10.58            $8.25
  Accumulation units outstanding
  at the end of period                          N/A               -             239,514          77,031






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                       $10.54            $9.70            $7.69            $9.89
    End of period                             $10.86           $10.54            $9.70            $7.69
  Accumulation units outstanding
  at the end of period                       1,310,836        1,460,446        1,418,434         363,354

JNL/MCM S&P 400 MidCap Index Division(38)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.29            $8.50            $9.92
    End of period                             $14.26           $12.90           $11.29            $8.50
  Accumulation units outstanding
  at the end of period                        642,199          747,387          670,848          172,520

JNL/Alliance Capital Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $10.00            $9.53            $7.77           $10.45
    End of period                              $9.10           $10.00            $9.53            $7.77
  Accumulation units outstanding
  at the end of period                           -             98,313           168,700          62,296

JNL/JPMorgan International Value
Division(238)

  Accumulation unit value:
    Beginning of period                       $10.54            $8.71            $6.33            $6.36
    End of period                             $12.33           $10.54            $8.71            $6.33
  Accumulation units outstanding
  at the end of period                        254,624          218,930          110,863           3,289

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $14.06           $13.64           $13.19           $12.50
    End of period                             $14.20           $14.06           $13.64           $13.19
  Accumulation units outstanding
  at the end of period                        911,352         1,002,451        1,089,332         441,234

JNL/MCM Small Cap Index Division(38)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.41            $7.92            $9.82
    End of period                             $13.60           $13.22           $11.41            $7.92
  Accumulation units outstanding
  at the end of period                        603,585          729,828          677,137          152,424






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(38)

  Accumulation unit value:
    Beginning of period                       $13.64           $11.56            $8.53           $10.00
    End of period                             $15.26           $13.64           $11.56            $8.53
  Accumulation units outstanding
  at the end of period                        479,223          563,254          529,980          140,393

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                       $14.73           $12.94            $9.44           $11.40
    End of period                             $15.22           $14.73           $12.94            $9.44
  Accumulation units outstanding
  at the end of period                        270,006          311,220          311,613          123,077

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                       $17.36           $14.10           $11.08           $12.83
    End of period                             $18.65           $17.36           $14.10           $11.08
  Accumulation units outstanding
  at the end of period                        315,769          342,636          333,870          154,000

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.90           $10.72            $9.98
    End of period                             $11.21           $11.15           $10.90           $10.72
  Accumulation units outstanding
  at the end of period                        431,719          488,787          431,063          96,757

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31            $8.56            $9.80
    End of period                               N/A            $10.51           $10.31            $8.56
  Accumulation units outstanding
  at the end of period                          N/A               -             544,333          298,650

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.80             N/A              N/A
    End of period                             $13.22           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        490,252          559,837            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(50)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $7.74            $9.46
    End of period                               N/A            $10.22           $10.01            $7.74
  Accumulation units outstanding
  at the end of period                          N/A               -             30,999           16,832

JNL/S&P Core Index 75 Division(60)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.15            $9.60
    End of period                               N/A            $10.40           $10.17            $8.15
  Accumulation units outstanding
  at the end of period                          N/A               -             128,481          108,156

JNL/MCM DowSM 10 Division(38)

  Accumulation unit value:
    Beginning of period                        $9.68            $9.54            $7.68            $8.38
    End of period                              $9.02            $9.68            $9.54            $7.68
  Accumulation units outstanding
  at the end of period                       1,410,909        1,473,496        1,289,064         492,647

JNL/Putnam Midcap Growth Division(53)

  Accumulation unit value:
    Beginning of period                        $7.61            $6.50            $4.94            $6.68
    End of period                              $8.43            $7.61            $6.50            $4.94
  Accumulation units outstanding
  at the end of period                        125,476          149,070          179,175          97,140

JNL/T. Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.68            $9.11           $10.87
    End of period                             $13.92           $13.28           $11.68            $9.11
  Accumulation units outstanding
  at the end of period                        797,625          865,635          858,568          336,708

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $10.24            $9.48            $8.45            $9.09
    End of period                             $11.13           $10.24            $9.48            $8.45
  Accumulation units outstanding
  at the end of period                        586,520          582,036          594,124          176,271






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $11.38            $9.77            $7.05            $8.63
    End of period                             $12.78           $11.38            $9.77            $7.05
  Accumulation units outstanding
  at the end of period                        354,712          355,211          330,751          153,885

JNL/Oppenheimer Growth Division(51)

  Accumulation unit value:
    Beginning of period                        $8.24            $8.00            $6.89            $8.80
    End of period                              $8.87            $8.24            $8.00            $6.89
  Accumulation units outstanding
  at the end of period                        137,621          151,226          181,220          63,660

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                       $16.52           $14.58           $10.96           $10.83
    End of period                             $17.63           $16.52           $14.58           $10.96
  Accumulation units outstanding
  at the end of period                        190,917          125,933          91,491            3,824

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.88            $9.40            $7.15            $9.04
    End of period                             $12.92           $11.88            $9.40            $7.15
  Accumulation units outstanding
  at the end of period                       1,023,153        1,016,476         861,415          240,286

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.04            $7.65            $9.76
    End of period                             $11.57           $12.08           $10.04            $7.65
  Accumulation units outstanding
  at the end of period                       1,040,696        1,066,272         914,693          275,854

JNL/MCM Consumer Brands Sector
Division(481)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.10            $9.99             N/A
    End of period                             $10.58           $10.98           $10.10             N/A
  Accumulation units outstanding
  at the end of period                        16,250            6,544             100              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $18.58           $16.72           $11.44           $15.31
    End of period                             $19.97           $18.58           $16.72           $11.44
  Accumulation units outstanding
  at the end of period                        614,492          612,047          539,391          176,927

JNL/MCM Technology Sector Division(498)

  Accumulation unit value:
    Beginning of period                        $5.77            $6.32             N/A              N/A
    End of period                              $5.84            $5.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,882           31,791             N/A              N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.64           $10.64             N/A
    End of period                             $11.54           $10.87           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        49,988           29,090            4,657             N/A

JNL/MCM Financial Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.15             N/A              N/A
    End of period                             $12.81           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,104           20,876             N/A              N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $17.54           $13.33           $13.05             N/A
    End of period                             $23.69           $17.54           $13.33             N/A
  Accumulation units outstanding
  at the end of period                        79,971           75,740             77               N/A

JNL/MCM Communications Sector
Division(498)

  Accumulation unit value:
    Beginning of period                        $4.59            $4.28             N/A              N/A
    End of period                              $4.58            $4.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             21,120             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(119)

  Accumulation unit value:
    Beginning of period                       $10.05            $8.65            $7.37            $9.92
    End of period                             $13.61           $10.05            $8.65            $7.37
  Accumulation units outstanding
  at the end of period                       1,151,128        1,122,884         943,584          280,949

JNL/AIM Premier Equity II Division(56)

  Accumulation unit value:
    Beginning of period                         N/A             $9.46            $7.81           $10.30
    End of period                               N/A             $9.25            $9.46            $7.81
  Accumulation units outstanding
  at the end of period                          N/A               -             106,993          52,669

JNL/AIM Small Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.35            $8.30           $10.77
    End of period                             $12.81           $11.97           $11.35            $8.30
  Accumulation units outstanding
  at the end of period                        153,987          163,897          270,730          108,280

JNL/AIM Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                       $11.22           $10.33            $8.05           $10.44
    End of period                             $11.88           $11.22           $10.33            $8.05
  Accumulation units outstanding
  at the end of period                        261,001          283,073          290,967          113,224

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,968             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(823)

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,887             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(823)

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,614             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.03             N/A              N/A
    End of period                             $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,224            7,142             N/A              N/A

JNL/MCM Value Line 25 Division(684)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.53             N/A              N/A
    End of period                             $15.67           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        379,448          84,009             N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.79             N/A              N/A
    End of period                             $11.92           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        615,640          89,458             N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.78             N/A              N/A
    End of period                             $12.01           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        216,327          60,950             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,862             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,682             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                       $23.14           $21.47             N/A              N/A
    End of period                             $24.04           $23.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,101           10,125             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(552)

  Accumulation unit value:
    Beginning of period                       $19.92           $19.06             N/A              N/A
    End of period                             $20.62           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,120           27,468             N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(495)

  Accumulation unit value:
    Beginning of period                         N/A            $15.83             N/A              N/A
    End of period                               N/A            $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                       $15.66           $15.47             N/A              N/A
    End of period                             $15.81           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,632            4,682             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(495)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.99             N/A              N/A
    End of period                             $18.95           $18.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,555           12,694             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $24.20             N/A              N/A              N/A
    End of period                             $27.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,612             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $32.04             N/A              N/A              N/A
    End of period                             $37.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,314             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(552)

  Accumulation unit value:
    Beginning of period                       $13.55           $12.27             N/A              N/A
    End of period                             $14.79           $13.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,948           23,475             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.47             N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,952             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $12.59             N/A              N/A              N/A
    End of period                             $13.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        158,153            N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.69             N/A              N/A
    End of period                             $13.62           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,566           44,728             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(663)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37             N/A              N/A
    End of period                               N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.85             N/A              N/A
    End of period                             $10.84           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,566           22,983             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(495)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.51             N/A              N/A
    End of period                             $14.23           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,051           17,058             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,045             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(495)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.76             N/A              N/A
    End of period                             $14.15           $14.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,179            5,268             N/A              N/A

JNL/MCM Small Cap Index Division(495)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.98             N/A              N/A
    End of period                             $13.58           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,088           16,480             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(495)

  Accumulation unit value:
    Beginning of period                       $13.62           $11.89             N/A              N/A
    End of period                             $15.23           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        92,607           52,049             N/A              N/A

JNL/Lazard Small Cap Value Division(495)

  Accumulation unit value:
    Beginning of period                       $14.68           $13.46             N/A              N/A
    End of period                             $15.16           $14.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,226           27,018             N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.55             N/A              N/A              N/A
    End of period                             $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,150             N/A              N/A              N/A

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                       $11.13           $11.11             N/A              N/A
    End of period                             $11.18           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,144            4,801             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.76             N/A              N/A
    End of period                             $13.17           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,778           19,988             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(519)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.56             N/A              N/A
    End of period                              $8.99            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,011          72,869             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                       $16.46           $14.77             N/A              N/A
    End of period                             $17.57           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,498           11,774             N/A              N/A

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.33             N/A              N/A
    End of period                             $12.88           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,214           67,141             N/A              N/A

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                       $12.04           $10.13             N/A              N/A
    End of period                             $11.53           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,953           61,901             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.59             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,239             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(519)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.13             N/A              N/A
    End of period                             $19.91           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,049           40,323             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,420             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.62             N/A              N/A              N/A
    End of period                             $12.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,156             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $20.77             N/A              N/A              N/A
    End of period                             $23.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,533             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.32             N/A              N/A              N/A
    End of period                              $4.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,966             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(519)

  Accumulation unit value:
    Beginning of period                       $10.02            $8.74             N/A              N/A
    End of period                             $13.57           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,061           74,869             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.89             N/A              N/A
    End of period                             $12.78           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,318           19,869             N/A              N/A

JNL/AIM Large Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.90             N/A              N/A
    End of period                             $11.85           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,032           42,026             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,519             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        117,127            N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A
    End of period                             $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,529             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.395%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(567)

  Accumulation unit value:
    Beginning of period                       $26.13           $25.00             N/A              N/A
    End of period                             $26.97           $26.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,877           68,159             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.98             N/A              N/A              N/A
    End of period                             $26.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,717             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.50             N/A              N/A
    End of period                              $9.03            $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             176,282            N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                        $8.32            $7.59            $5.96            $7.90
    End of period                              $8.56            $8.32            $7.59            $5.96
  Accumulation units outstanding
  at the end of period                        195,434          250,867          234,513          69,803

JNL/FMR Capital Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $21.01           $18.06           $13.50           $16.84
    End of period                             $21.99           $21.01           $18.06           $13.50
  Accumulation units outstanding
  at the end of period                        18,641           33,878           20,470           22,402

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $26.11           $23.72           $17.75           $22.91
    End of period                             $26.95           $26.11           $23.72           $17.75
  Accumulation units outstanding
  at the end of period                        36,843           55,817           40,737           23,094

JNL/Select Global Growth Division(697)

  Accumulation unit value:
    Beginning of period                       $23.21           $21.97             N/A              N/A
    End of period                             $23.32           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          851              458              N/A              N/A

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $23.03           $21.06           $17.57           $18.40
    End of period                             $23.91           $23.03           $21.06           $17.57
  Accumulation units outstanding
  at the end of period                        378,265          406,653          362,291          114,414






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $20.19           $18.12           $14.44           $17.55
    End of period                             $21.66           $20.19           $18.12           $14.44
  Accumulation units outstanding
  at the end of period                        15,083           13,531           16,293            5,683

JNL/Putnam Value Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $19.83           $18.32           $14.92           $17.80
    End of period                             $20.51           $19.83           $18.32           $14.92
  Accumulation units outstanding
  at the end of period                        126,644          130,988          115,109          27,589

JNL/Select Money Market Division(42)

  Accumulation unit value:
    Beginning of period                       $12.24           $12.31           $12.43           $12.47
    End of period                             $12.39           $12.24           $12.31           $12.43
  Accumulation units outstanding
  at the end of period                        71,100           101,980          104,593          126,368

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                         N/A            $15.50           $13.25           $13.28
    End of period                               N/A            $16.03           $15.50           $13.25
  Accumulation units outstanding
  at the end of period                          N/A               -             305,240          64,076

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                       $15.58           $15.22           $15.25           $14.12
    End of period                             $15.73           $15.58           $15.22           $15.25
  Accumulation units outstanding
  at the end of period                        186,148          225,944          252,767          200,425

JNL/Salomon Brothers Strategic
Bond Division(89)

  Accumulation unit value:
    Beginning of period                       $18.63           $17.67           $15.78           $15.11
    End of period                             $18.85           $18.63           $17.67           $15.78
  Accumulation units outstanding
  at the end of period                        146,642          136,592          110,447          40,592






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $25.79           $23.80           $18.49           $22.60
    End of period                             $26.98           $25.79           $23.80           $18.49
  Accumulation units outstanding
  at the end of period                        232,663          220,503          173,299          73,513

JNL/T. Rowe Price Mid-Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $33.48           $28.76           $21.04           $25.29
    End of period                             $37.67           $33.48           $28.76           $21.04
  Accumulation units outstanding
  at the end of period                        134,301          149,051          110,294          37,653

JNL/JPMorgan International Equity
Division(61)

  Accumulation unit value:
    Beginning of period                       $13.48           $11.75            $9.27           $11.15
    End of period                             $14.72           $13.48           $11.75            $9.27
  Accumulation units outstanding
  at the end of period                        75,732           77,940           135,870          73,013

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.85           $12.63           $17.70
    End of period                             $19.33           $17.45           $16.85           $12.63
  Accumulation units outstanding
  at the end of period                        109,968          120,224          117,681          40,998

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.39           $13.35           $17.38
    End of period                             $17.52           $17.19           $16.39           $13.35
  Accumulation units outstanding
  at the end of period                        109,826          133,947          117,070          45,251

JNL/Eagle SmallCap Equity Division(66)

  Accumulation unit value:
    Beginning of period                       $19.57           $16.71           $12.11           $16.15
    End of period                             $19.79           $19.57           $16.71           $12.11
  Accumulation units outstanding
  at the end of period                        65,292           79,061           72,387           48,295






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.67           $10.05           $10.94
    End of period                             $13.23           $12.61           $11.67           $10.05
  Accumulation units outstanding
  at the end of period                       1,157,423        1,125,083         974,917          253,103

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.75            $9.79           $11.08
    End of period                             $13.68           $12.91           $11.75            $9.79
  Accumulation units outstanding
  at the end of period                       1,972,227        2,148,491        1,989,280         753,526

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.42            $9.13           $10.97
    End of period                             $13.56           $12.68           $11.42            $9.13
  Accumulation units outstanding
  at the end of period                       1,308,090        1,399,460         498,980          230,240

JNL/S&P Very Aggressive Growth
Division I(81)

  Accumulation unit value:
    Beginning of period                         N/A            $11.01            $8.55           $11.12
    End of period                               N/A            $11.27           $11.01            $8.55
  Accumulation units outstanding
  at the end of period                          N/A               -             115,546          17,702

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28            $8.05           $10.20
    End of period                               N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A               -             228,333          105,602

JNL/S&P Equity Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.52            $8.21           $10.38
    End of period                               N/A            $10.75           $10.52            $8.21
  Accumulation units outstanding
  at the end of period                          N/A               -             176,424          62,697






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.69            $7.69            $9.61
    End of period                             $10.82           $10.51            $9.69            $7.69
  Accumulation units outstanding
  at the end of period                        732,015          844,006          607,511          180,736

JNL/MCM S&P 400 MidCap Index Division(51)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.27            $8.49            $9.88
    End of period                             $14.20           $12.86           $11.27            $8.49
  Accumulation units outstanding
  at the end of period                        378,441          462,927          324,875          63,727

JNL/Alliance Capital Growth Division(58)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.47            $7.73           $10.23
    End of period                              $5.33            $9.93            $9.47            $7.73
  Accumulation units outstanding
  at the end of period                           -             107,142          137,587          79,381

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                       $10.47            $8.66            $6.30            $6.25
    End of period                             $12.24           $10.47            $8.66            $6.30
  Accumulation units outstanding
  at the end of period                        216,257          219,805          108,850           2,171

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $13.97           $13.56           $13.12           $12.45
    End of period                             $14.09           $13.97           $13.56           $13.12
  Accumulation units outstanding
  at the end of period                        509,573          501,066          446,565          184,175

JNL/MCM Small Cap Index Division(51)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.39            $7.91            $9.66
    End of period                             $13.55           $13.18           $11.39            $7.91
  Accumulation units outstanding
  at the end of period                        337,472          413,338          286,912          66,645






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(51)

  Accumulation unit value:
    Beginning of period                       $13.60           $11.54            $8.52            $9.62
    End of period                             $15.20           $13.60           $11.54            $8.52
  Accumulation units outstanding
  at the end of period                        348,299          402,937          292,306          55,369

JNL/Lazard Small Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                       $14.63           $12.86            $9.40           $11.15
    End of period                             $15.10           $14.63           $12.86            $9.40
  Accumulation units outstanding
  at the end of period                        223,205          229,972          216,230          72,723

JNL/Lazard Mid Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                       $17.24           $14.02           $11.03           $12.91
    End of period                             $18.50           $17.24           $14.02           $11.03
  Accumulation units outstanding
  at the end of period                        269,893          272,385          206,801          70,519

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.87           $10.71            $9.97
    End of period                             $11.16           $11.11           $10.87           $10.71
  Accumulation units outstanding
  at the end of period                        234,094          264,142          213,441          66,903

JNL/S&P Core Index 100 Division(88)

  Accumulation unit value:
    Beginning of period                         N/A            $10.29            $8.55            $9.94
    End of period                               N/A            $10.48           $10.29            $8.55
  Accumulation units outstanding
  at the end of period                          N/A               -             140,880          101,997

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.71             N/A              N/A
    End of period                             $13.12           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        354,723          410,250            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99            $7.74            $7.91
    End of period                               N/A            $10.19            $9.99            $7.74
  Accumulation units outstanding
  at the end of period                          N/A               -             58,226            5,324

JNL/S&P Core Index 75 Division(101)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15            $8.14            $9.78
    End of period                               N/A            $10.37           $10.15            $8.14
  Accumulation units outstanding
  at the end of period                          N/A               -             18,600           11,594

JNL/MCM DowSM 10 Division(66)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.49            $7.66            $9.45
    End of period                              $8.96            $9.63            $9.49            $7.66
  Accumulation units outstanding
  at the end of period                       1,115,498        1,156,949         735,433          217,395

JNL/Putnam Midcap Growth Division(57)

  Accumulation unit value:
    Beginning of period                        $7.58            $6.48            $4.92            $6.43
    End of period                              $8.38            $7.58            $6.48            $4.92
  Accumulation units outstanding
  at the end of period                        50,467           61,033           60,335           24,404

JNL/T. Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.64            $9.09           $10.60
    End of period                             $13.84           $13.22           $11.64            $9.09
  Accumulation units outstanding
  at the end of period                        597,134          635,682          493,499          212,633

JNL/FMR Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.45            $8.42            $9.14
    End of period                             $11.07           $10.19            $9.45            $8.42
  Accumulation units outstanding
  at the end of period                        338,031          331,575          298,158          79,128






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.75            $7.03            $8.68
    End of period                             $12.72           $11.34            $9.75            $7.03
  Accumulation units outstanding
  at the end of period                        336,341          385,653          231,677          119,483

JNL/Oppenheimer Growth Division(57)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.98            $6.87            $8.65
    End of period                              $8.83            $8.21            $7.98            $6.87
  Accumulation units outstanding
  at the end of period                        132,656          159,092          131,274          36,091

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                       $16.45           $14.53           $10.93           $11.45
    End of period                             $17.54           $16.45           $14.53           $10.93
  Accumulation units outstanding
  at the end of period                        67,113           80,547           67,707            4,144

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                       $11.82            $9.35            $7.12            $8.69
    End of period                             $12.84           $11.82            $9.35            $7.12
  Accumulation units outstanding
  at the end of period                        832,182          830,965          505,279          97,239

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                       $12.01            $9.99            $7.63            $9.54
    End of period                             $11.50           $12.01            $9.99            $7.63
  Accumulation units outstanding
  at the end of period                        850,572          874,067          537,790          125,186

JNL/MCM Consumer Brands Sector
Division(508)

  Accumulation unit value:
    Beginning of period                       $10.92            $9.98             N/A              N/A
    End of period                             $10.51           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,871           16,521             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(115)

  Accumulation unit value:
    Beginning of period                       $18.48           $16.64           $11.40           $15.43
    End of period                             $19.84           $18.48           $16.64           $11.40
  Accumulation units outstanding
  at the end of period                        474,175          501,936          345,956          66,919

JNL/MCM Technology Sector Division(499)

  Accumulation unit value:
    Beginning of period                        $5.74            $6.23             N/A              N/A
    End of period                              $5.80            $5.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,228           55,683             N/A              N/A

JNL/MCM Healthcare Sector Division(505)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.95             N/A              N/A
    End of period                             $11.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,946           51,026             N/A              N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.87           $10.53             N/A
    End of period                             $12.72           $12.16           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        26,792           28,445              -               N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $17.45           $13.27           $12.71             N/A
    End of period                             $23.53           $17.45           $13.27             N/A
  Accumulation units outstanding
  at the end of period                        67,478           64,155             695              N/A

JNL/MCM Communications Sector
Division(482)

  Accumulation unit value:
    Beginning of period                        $4.57            $3.93            $3.79             N/A
    End of period                              $4.55            $4.57            $3.93             N/A
  Accumulation units outstanding
  at the end of period                         9,515           28,114            1,597             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(125)

  Accumulation unit value:
    Beginning of period                        $9.99            $8.61            $7.34            $9.90
    End of period                             $13.52            $9.99            $8.61            $7.34
  Accumulation units outstanding
  at the end of period                        820,781          878,278          597,534          119,934

JNL/AIM Premier Equity II Division(78)

  Accumulation unit value:
    Beginning of period                         N/A             $9.44            $7.80           $10.85
    End of period                               N/A             $9.23            $9.44            $7.80
  Accumulation units outstanding
  at the end of period                          N/A               -             64,751           23,506

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.32            $8.29           $10.46
    End of period                             $12.75           $11.93           $11.32            $8.29
  Accumulation units outstanding
  at the end of period                        127,074          141,506          147,033          51,311

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.31            $8.04           $10.21
    End of period                             $11.83           $11.19           $10.31            $8.04
  Accumulation units outstanding
  at the end of period                        213,760          246,101          148,810          31,732

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,672             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(828)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,308             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(826)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,369             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.81             N/A              N/A
    End of period                             $10.58           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,435           57,028             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.52             N/A              N/A
    End of period                             $15.65           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        409,760          116,815            N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.71             N/A              N/A
    End of period                             $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        881,290          276,614            N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.75             N/A              N/A
    End of period                             $11.99           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        138,025          21,527             N/A              N/A

JNL/S&P Managed Moderate Division(705)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28             N/A              N/A
    End of period                             $10.88           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,736            4,690             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          885              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.42%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                       $22.98           $20.86             N/A              N/A
    End of period                             $23.86           $22.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,080            6,080             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(577)

  Accumulation unit value:
    Beginning of period                       $18.59           $17.21             N/A              N/A
    End of period                             $18.81           $18.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,700            3,700             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(577)

  Accumulation unit value:
    Beginning of period                       $33.41           $28.80             N/A              N/A
    End of period                             $37.58           $33.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,189            2,189             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.53             N/A              N/A
    End of period                             $10.81           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,661            6,661             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(577)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.10             N/A              N/A
    End of period                             $14.19           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,304           11,304             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(577)

  Accumulation unit value:
    Beginning of period                       $13.95           $13.32             N/A              N/A
    End of period                             $14.07           $13.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,786            4,786             N/A              N/A

JNL/MCM Small Cap Index Division(577)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.19             N/A              N/A
    End of period                             $13.54           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,642             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(577)

  Accumulation unit value:
    Beginning of period                       $13.59           $11.30             N/A              N/A
    End of period                             $15.18           $13.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,040           11,040             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(577)

  Accumulation unit value:
    Beginning of period                        $9.62            $8.91             N/A              N/A
    End of period                              $8.95            $9.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              7,012             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(577)

  Accumulation unit value:
    Beginning of period                       $13.21           $11.50             N/A              N/A
    End of period                             $13.82           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,005           11,005             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                       $11.80            $9.22             N/A              N/A
    End of period                             $12.82           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,756            6,756             N/A              N/A

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                       $12.00            $9.93             N/A              N/A
    End of period                             $11.48           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,305            6,305             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.93             N/A              N/A              N/A
    End of period                             $19.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,968             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(577)

  Accumulation unit value:
    Beginning of period                        $9.98            $8.20             N/A              N/A
    End of period                             $13.51            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,726            7,726             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.60             N/A              N/A              N/A
    End of period                             $15.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,173             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.45%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                        $8.30            $7.57            $5.95            $7.48
    End of period                              $8.53            $8.30            $7.57            $5.95
  Accumulation units outstanding
  at the end of period                        71,703           89,475           57,248           31,019

JNL/FMR Capital Growth Division(60)

  Accumulation unit value:
    Beginning of period                       $20.91           $17.98           $13.45           $16.59
    End of period                             $21.88           $20.91           $17.98           $13.45
  Accumulation units outstanding
  at the end of period                        12,732           11,052           12,698            8,459

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $25.99           $23.61           $17.69           $22.83
    End of period                             $26.81           $25.99           $23.61           $17.69
  Accumulation units outstanding
  at the end of period                        30,598           33,000           28,727           19,568

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $23.10           $20.68             N/A              N/A
    End of period                             $23.20           $23.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          156             1,459             N/A              N/A

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                       $22.92           $20.97           $17.50           $18.79
    End of period                             $23.79           $22.92           $20.97           $17.50
  Accumulation units outstanding
  at the end of period                        105,312          115,394          78,075           18,956






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(60)

  Accumulation unit value:
    Beginning of period                       $20.10           $18.04           $14.38           $17.40
    End of period                             $21.54           $20.10           $18.04           $14.38
  Accumulation units outstanding
  at the end of period                         7,934           21,039           22,375           18,472

JNL/Putnam Value Equity Division(60)

  Accumulation unit value:
    Beginning of period                       $19.73           $18.24           $14.86           $17.90
    End of period                             $20.40           $19.73           $18.24           $14.86
  Accumulation units outstanding
  at the end of period                        49,550           63,463           57,883           35,018

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $12.17           $12.25           $12.37           $12.41
    End of period                             $12.32           $12.17           $12.25           $12.37
  Accumulation units outstanding
  at the end of period                        38,785           47,302           26,645           55,558

JNL/PPM America High Yield Bond
Division(60)

  Accumulation unit value:
    Beginning of period                         N/A            $15.44           $13.20           $12.98
    End of period                               N/A            $15.96           $15.44           $13.20
  Accumulation units outstanding
  at the end of period                          N/A               -             144,853          32,045

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                       $15.51           $15.15           $15.19           $13.97
    End of period                             $15.65           $15.51           $15.15           $15.19
  Accumulation units outstanding
  at the end of period                        109,586          127,677          125,294          144,258

JNL/Salomon Brothers Strategic
Bond Division(73)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.59           $15.72           $14.95
    End of period                             $18.75           $18.54           $17.59           $15.72
  Accumulation units outstanding
  at the end of period                        68,310           66,873           50,533           17,267






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $25.66           $23.70           $18.42           $22.77
    End of period                             $26.84           $25.66           $23.70           $18.42
  Accumulation units outstanding
  at the end of period                        63,086           64,981           53,649           22,644

JNL/T. Rowe Price Mid-Cap Growth
Division(56)

  Accumulation unit value:
    Beginning of period                       $33.32           $28.64           $20.96           $25.75
    End of period                             $37.47           $33.32           $28.64           $20.96
  Accumulation units outstanding
  at the end of period                        60,832           65,787           54,288           19,061

JNL/JPMorgan International Equity
Division(73)

  Accumulation unit value:
    Beginning of period                       $13.42           $11.70            $9.24           $11.71
    End of period                             $14.64           $13.42           $11.70            $9.24
  Accumulation units outstanding
  at the end of period                        39,963           42,899           31,246           21,232

JNL/Alger Growth Division(74)

  Accumulation unit value:
    Beginning of period                       $17.37           $16.78           $12.59           $18.30
    End of period                             $19.23           $17.37           $16.78           $12.59
  Accumulation units outstanding
  at the end of period                        24,883           36,788           29,912           13,375

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                       $17.12           $16.33           $13.31           $17.35
    End of period                             $17.44           $17.12           $16.33           $13.31
  Accumulation units outstanding
  at the end of period                        28,485           41,876           37,294           13,935

JNL/Eagle SmallCap Equity Division(65)

  Accumulation unit value:
    Beginning of period                       $19.49           $16.65           $12.07           $15.75
    End of period                             $19.70           $19.49           $16.65           $12.07
  Accumulation units outstanding
  at the end of period                        12,552           12,158           10,700            5,060






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(67)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.63           $10.02           $11.17
    End of period                             $13.18           $12.56           $11.63           $10.02
  Accumulation units outstanding
  at the end of period                        633,091          583,823          338,666          100,482

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.72            $9.77           $11.03
    End of period                             $13.63           $12.87           $11.72            $9.77
  Accumulation units outstanding
  at the end of period                        693,179          742,134          483,690          139,370

JNL/S&P Managed Aggressive Growth
Division(83)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.38            $9.11           $11.39
    End of period                             $13.51           $12.64           $11.38            $9.11
  Accumulation units outstanding
  at the end of period                        342,121          445,283          87,380           28,707

JNL/S&P Very Aggressive Growth
Division I(77)

  Accumulation unit value:
    Beginning of period                         N/A            $10.98            $8.53           $11.43
    End of period                               N/A            $11.24           $10.98            $8.53
  Accumulation units outstanding
  at the end of period                          N/A               -             31,673           29,769

JNL/S&P Equity Growth Division I(47)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26            $8.03           $10.05
    End of period                               N/A            $10.45           $10.26            $8.03
  Accumulation units outstanding
  at the end of period                          N/A               -             206,291          38,840

JNL/S&P Equity Aggressive Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                         N/A            $10.49            $8.19           $10.25
    End of period                               N/A            $10.72           $10.49            $8.19
  Accumulation units outstanding
  at the end of period                          N/A               -             37,162           10,640






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.68            $7.68            $9.47
    End of period                             $10.80           $10.50            $9.68            $7.68
  Accumulation units outstanding
  at the end of period                        503,110          554,198          329,286          154,134

JNL/MCM S&P 400 MidCap Index Division(50)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.26            $8.49            $9.67
    End of period                             $14.18           $12.84           $11.26            $8.49
  Accumulation units outstanding
  at the end of period                        230,076          246,455          146,345          54,166

JNL/Alliance Capital Growth Division(50)

  Accumulation unit value:
    Beginning of period                        $9.90            $9.45            $7.71           $10.20
    End of period                              $9.00            $9.90            $9.45            $7.71
  Accumulation units outstanding
  at the end of period                           -             20,194           33,040           11,863

JNL/JPMorgan International Value
Division(312)

  Accumulation unit value:
    Beginning of period                       $10.43            $8.64            $6.11             N/A
    End of period                             $12.19           $10.43            $8.64             N/A
  Accumulation units outstanding
  at the end of period                        65,166           28,640           28,582             N/A

JNL/PIMCO Total Return Bond Division(58)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.52           $13.09           $12.44
    End of period                             $14.04           $13.92           $13.52           $13.09
  Accumulation units outstanding
  at the end of period                        237,188          249,963          208,256          97,236

JNL/MCM Small Cap Index Division(52)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.37            $7.91            $9.76
    End of period                             $13.52           $13.16           $11.37            $7.91
  Accumulation units outstanding
  at the end of period                        182,651          193,287          118,026          38,057






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(65)

  Accumulation unit value:
    Beginning of period                       $13.58           $11.53            $8.52            $9.96
    End of period                             $15.17           $13.58           $11.53            $8.52
  Accumulation units outstanding
  at the end of period                        173,233          215,873          130,405          59,645

JNL/Lazard Small Cap Value Division(58)

  Accumulation unit value:
    Beginning of period                       $14.58           $12.82            $9.37           $11.29
    End of period                             $15.04           $14.58           $12.82            $9.37
  Accumulation units outstanding
  at the end of period                        83,717           103,321          95,623           52,324

JNL/Lazard Mid Cap Value Division(56)

  Accumulation unit value:
    Beginning of period                       $17.18           $13.98           $11.00           $13.05
    End of period                             $18.43           $17.18           $13.98           $11.00
  Accumulation units outstanding
  at the end of period                        85,745           92,065           79,705           31,702

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.86           $10.71           $10.00
    End of period                             $11.14           $11.10           $10.86           $10.71
  Accumulation units outstanding
  at the end of period                        165,781          197,577          128,901          48,780

JNL/S&P Core Index 100 Division(85)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28            $8.54           $10.04
    End of period                               N/A            $10.47           $10.28            $8.54
  Accumulation units outstanding
  at the end of period                          N/A               -             44,493           18,745

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.67             N/A              N/A
    End of period                             $13.07           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        180,836          255,826            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(89)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98            $7.73            $9.99
    End of period                               N/A            $10.17            $9.98            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -              2,521             312

JNL/S&P Core Index 75 Division(50)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $8.14            $9.52
    End of period                               N/A            $10.36           $10.14            $8.14
  Accumulation units outstanding
  at the end of period                          N/A               -             24,723           21,207

JNL/MCM DowSM 10 Division(56)

  Accumulation unit value:
    Beginning of period                        $9.60            $9.47            $7.64            $8.64
    End of period                              $8.93            $9.60            $9.47            $7.64
  Accumulation units outstanding
  at the end of period                        547,253          621,871          417,372          105,586

JNL/Putnam Midcap Growth Division(60)

  Accumulation unit value:
    Beginning of period                        $7.56            $6.47            $4.92            $6.40
    End of period                              $8.35            $7.56            $6.47            $4.92
  Accumulation units outstanding
  at the end of period                        31,617           33,834           29,765            9,542

JNL/T. Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                       $13.19           $11.61            $9.07           $10.79
    End of period                             $13.80           $13.19           $11.61            $9.07
  Accumulation units outstanding
  at the end of period                        152,077          165,555          113,931          50,904

JNL/FMR Balanced Division(56)

  Accumulation unit value:
    Beginning of period                       $10.17            $9.43            $8.41            $9.06
    End of period                             $11.04           $10.17            $9.43            $8.41
  Accumulation units outstanding
  at the end of period                        118,222          116,113          73,523           17,199






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(62)

  Accumulation unit value:
    Beginning of period                       $11.32            $9.74            $7.03            $8.75
    End of period                             $12.69           $11.32            $9.74            $7.03
  Accumulation units outstanding
  at the end of period                        79,336           87,736           66,388           29,061

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.97            $6.87            $8.49
    End of period                              $8.81            $8.19            $7.97            $6.87
  Accumulation units outstanding
  at the end of period                        10,167           32,173           48,816            5,052

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                       $16.43           $14.52           $10.93           $11.19
    End of period                             $17.51           $16.43           $14.52           $10.93
  Accumulation units outstanding
  at the end of period                        40,503           57,418           27,733             166

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.78            $9.33            $7.11            $9.05
    End of period                             $12.80           $11.78            $9.33            $7.11
  Accumulation units outstanding
  at the end of period                        439,577          480,031          284,753          43,257

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.98            $9.97            $7.61            $9.78
    End of period                             $11.46           $11.98            $9.97            $7.61
  Accumulation units outstanding
  at the end of period                        469,313          502,570          316,509          49,772

JNL/MCM Consumer Brands Sector
Division(518)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.23             N/A              N/A
    End of period                             $10.47           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,259           10,336             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                       $18.42           $16.60           $11.38           $15.45
    End of period                             $19.78           $18.42           $16.60           $11.38
  Accumulation units outstanding
  at the end of period                        247,994          276,086          178,144          30,995

JNL/MCM Technology Sector Division(518)

  Accumulation unit value:
    Beginning of period                        $5.73            $5.95             N/A              N/A
    End of period                              $5.78            $5.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        154,310          96,325             N/A              N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.57           $10.57             N/A
    End of period                             $11.43           $10.78           $10.57             N/A
  Accumulation units outstanding
  at the end of period                        65,916           44,487             562              N/A

JNL/MCM Financial Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.46             N/A              N/A
    End of period                             $12.68           $12.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,075           48,088             N/A              N/A

JNL/MCM Oil & Gas Sector Division(504)

  Accumulation unit value:
    Beginning of period                       $17.40           $13.62             N/A              N/A
    End of period                             $23.46           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,265           25,909             N/A              N/A

JNL/MCM Communications Sector
Division(523)

  Accumulation unit value:
    Beginning of period                        $4.55            $4.21             N/A              N/A
    End of period                              $4.53            $4.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,940            9,538             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $9.96            $8.59            $7.33            $9.97
    End of period                             $13.48            $9.96            $8.59            $7.33
  Accumulation units outstanding
  at the end of period                        523,821          524,020          349,834          53,406

JNL/AIM Premier Equity II Division(60)

  Accumulation unit value:
    Beginning of period                         N/A             $9.43            $7.80           $10.09
    End of period                               N/A             $9.22            $9.43            $7.80
  Accumulation units outstanding
  at the end of period                          N/A               -             19,704            7,886

JNL/AIM Small Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.31            $8.29           $11.04
    End of period                             $12.73           $11.91           $11.31            $8.29
  Accumulation units outstanding
  at the end of period                        51,526           64,997           58,555           33,911

JNL/AIM Large Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $11.17           $10.30            $8.04           $10.68
    End of period                             $11.80           $11.17           $10.30            $8.04
  Accumulation units outstanding
  at the end of period                        119,095          127,915          75,329           12,265

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,670             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,310             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,673             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.00             N/A              N/A
    End of period                             $10.57           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,755           22,602             N/A              N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.00             N/A              N/A
    End of period                             $15.64           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        158,602          65,894             N/A              N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.42             N/A              N/A
    End of period                             $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        158,018           6,344             N/A              N/A

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.57             N/A              N/A
    End of period                             $11.99           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,475           41,173             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,509             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,109             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                        $8.28            $7.55            $5.88             N/A
    End of period                              $8.50            $8.28            $7.55             N/A
  Accumulation units outstanding
  at the end of period                        278,981          315,293          116,160            N/A

JNL/FMR Capital Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $20.81           $17.90           $12.90             N/A
    End of period                             $21.76           $20.81           $17.90             N/A
  Accumulation units outstanding
  at the end of period                        41,938           31,977           18,467             N/A

JNL/Select Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $25.86           $23.51           $16.91             N/A
    End of period                             $26.67           $25.86           $23.51             N/A
  Accumulation units outstanding
  at the end of period                        37,211           58,777           53,728             N/A

JNL/Select Global Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $22.99           $20.54             N/A              N/A
    End of period                             $23.08           $22.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,403             886              N/A              N/A

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                       $22.81           $20.88           $16.89             N/A
    End of period                             $23.66           $22.81           $20.88             N/A
  Accumulation units outstanding
  at the end of period                        398,584          340,031          129,290            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $20.00           $17.96           $13.55             N/A
    End of period                             $21.43           $20.00           $17.96             N/A
  Accumulation units outstanding
  at the end of period                        10,951            7,597            5,621             N/A

JNL/Putnam Value Equity Division(281)

  Accumulation unit value:
    Beginning of period                       $19.64           $18.16           $13.82             N/A
    End of period                             $20.29           $19.64           $18.16             N/A
  Accumulation units outstanding
  at the end of period                        147,411          132,011          75,797             N/A

JNL/Select Money Market Division(273)

  Accumulation unit value:
    Beginning of period                       $12.12           $12.20           $12.32             N/A
    End of period                             $12.26           $12.12           $12.20             N/A
  Accumulation units outstanding
  at the end of period                        190,178          122,952          66,930             N/A

JNL/PPM America High Yield Bond
Division(274)

  Accumulation unit value:
    Beginning of period                         N/A            $15.37           $13.35             N/A
    End of period                               N/A            $15.88           $15.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             328,180            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                       $15.43           $15.09           $15.29             N/A
    End of period                             $15.56           $15.43           $15.09             N/A
  Accumulation units outstanding
  at the end of period                        341,607          322,313          205,423            N/A

JNL/Salomon Brothers Strategic
Bond Division(274)

  Accumulation unit value:
    Beginning of period                       $18.45           $17.52           $15.95             N/A
    End of period                             $18.65           $18.45           $17.52             N/A
  Accumulation units outstanding
  at the end of period                        493,093          335,446          149,590            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                       $25.54           $23.59           $17.58             N/A
    End of period                             $26.69           $25.54           $23.59             N/A
  Accumulation units outstanding
  at the end of period                        361,785          311,131          134,271            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                       $33.16           $28.51           $19.78             N/A
    End of period                             $37.27           $33.16           $28.51             N/A
  Accumulation units outstanding
  at the end of period                        228,452          223,821          148,119            N/A

JNL/JPMorgan International Equity
Division(281)

  Accumulation unit value:
    Beginning of period                       $13.35           $11.65            $8.42             N/A
    End of period                             $14.56           $13.35           $11.65             N/A
  Accumulation units outstanding
  at the end of period                        197,196          113,095          66,299             N/A

JNL/Alger Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $17.29           $16.71           $12.11             N/A
    End of period                             $19.13           $17.29           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        113,651          119,675          128,667            N/A

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.27           $12.14             N/A
    End of period                             $17.36           $17.05           $16.27             N/A
  Accumulation units outstanding
  at the end of period                        239,389          201,640          122,214            N/A

JNL/Eagle SmallCap Equity Division(285)

  Accumulation unit value:
    Beginning of period                       $19.41           $16.59           $10.41             N/A
    End of period                             $19.60           $19.41           $16.59             N/A
  Accumulation units outstanding
  at the end of period                        105,213          103,984          49,816             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(269)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.60            $9.72             N/A
    End of period                             $13.13           $12.52           $11.60             N/A
  Accumulation units outstanding
  at the end of period                       2,138,545        1,517,827         855,504            N/A

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.68            $9.49             N/A
    End of period                             $13.57           $12.82           $11.68             N/A
  Accumulation units outstanding
  at the end of period                       4,175,488        3,979,383        1,937,017           N/A

JNL/S&P Managed Aggressive Growth
Division(286)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.35            $8.40             N/A
    End of period                             $13.46           $12.59           $11.35             N/A
  Accumulation units outstanding
  at the end of period                       2,279,364        2,477,770         447,513            N/A

JNL/S&P Very Aggressive Growth
Division I(284)

  Accumulation unit value:
    Beginning of period                         N/A            $10.95            $7.75             N/A
    End of period                               N/A            $11.20           $10.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             304,722            N/A

JNL/S&P Equity Growth Division I(273)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $7.66             N/A
    End of period                               N/A            $10.42           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             342,592            N/A

JNL/S&P Equity Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                         N/A            $10.46            $8.20             N/A
    End of period                               N/A            $10.68           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             96,484             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.67            $7.31             N/A
    End of period                             $10.78           $10.48            $9.67             N/A
  Accumulation units outstanding
  at the end of period                       2,379,973        2,064,234         987,736            N/A

JNL/MCM S&P 400 MidCap Index Division(272)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.24            $7.95             N/A
    End of period                             $14.15           $12.83           $11.24             N/A
  Accumulation units outstanding
  at the end of period                       1,558,311        1,334,828         622,504            N/A

JNL/Alliance Capital Growth Division(274)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.42            $7.20             N/A
    End of period                              $8.97            $9.86            $9.42             N/A
  Accumulation units outstanding
  at the end of period                           -             86,224           78,528             N/A

JNL/JPMorgan International Value
Division(285)

  Accumulation unit value:
    Beginning of period                       $10.39            $8.61            $5.43             N/A
    End of period                             $12.14           $10.39            $8.61             N/A
  Accumulation units outstanding
  at the end of period                        392,803          277,805          82,807             N/A

JNL/PIMCO Total Return Bond Division(271)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.48           $13.18             N/A
    End of period                             $13.98           $13.87           $13.48             N/A
  Accumulation units outstanding
  at the end of period                       1,166,464         890,922          621,948            N/A

JNL/MCM Small Cap Index Division(272)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.36            $7.41             N/A
    End of period                             $13.50           $13.14           $11.36             N/A
  Accumulation units outstanding
  at the end of period                       1,174,589        1,030,365         457,554            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(272)

  Accumulation unit value:
    Beginning of period                       $13.56           $11.52            $8.12             N/A
    End of period                             $15.14           $13.56           $11.52             N/A
  Accumulation units outstanding
  at the end of period                       1,275,918        1,062,863         414,962            N/A

JNL/Lazard Small Cap Value Division(278)

  Accumulation unit value:
    Beginning of period                       $14.53           $12.79            $8.88             N/A
    End of period                             $14.98           $14.53           $12.79             N/A
  Accumulation units outstanding
  at the end of period                        304,585          314,682          210,425            N/A

JNL/Lazard Mid Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                       $17.13           $13.94           $10.44             N/A
    End of period                             $18.36           $17.13           $13.94             N/A
  Accumulation units outstanding
  at the end of period                        369,586          320,022          142,114            N/A

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.85           $10.76             N/A
    End of period                             $11.12           $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                        901,613          759,437          280,251            N/A

JNL/S&P Core Index 100 Division(279)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27            $8.23             N/A
    End of period                               N/A            $10.45           $10.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             130,451            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.63             N/A              N/A
    End of period                             $13.02           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        671,276          694,464            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(353)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97            $8.75             N/A
    End of period                               N/A            $10.16            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             32,367             N/A

JNL/S&P Core Index 75 Division(372)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $8.96             N/A
    End of period                               N/A            $10.34           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             70,224             N/A

JNL/MCM DowSM 10 Division(182)

  Accumulation unit value:
    Beginning of period                        $9.58            $9.45            $7.63            $7.38
    End of period                              $8.90            $9.58            $9.45            $7.63
  Accumulation units outstanding
  at the end of period                       4,193,235        3,323,866        1,332,348            -

JNL/Putnam Midcap Growth Division(274)

  Accumulation unit value:
    Beginning of period                        $7.54            $6.45            $4.73             N/A
    End of period                              $8.33            $7.54            $6.45             N/A
  Accumulation units outstanding
  at the end of period                        82,055           69,530           58,509             N/A

JNL/T. Rowe Price Value Division(277)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.59            $8.36             N/A
    End of period                             $13.76           $13.16           $11.59             N/A
  Accumulation units outstanding
  at the end of period                        745,214          734,379          391,316            N/A

JNL/FMR Balanced Division(284)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.41            $8.14             N/A
    End of period                             $11.00           $10.15            $9.41             N/A
  Accumulation units outstanding
  at the end of period                        303,094          308,511          240,075            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(279)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.72            $6.57             N/A
    End of period                             $12.66           $11.30            $9.72             N/A
  Accumulation units outstanding
  at the end of period                        438,706          441,117          230,217            N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.96            $6.47             N/A
    End of period                              $8.79            $8.18            $7.96             N/A
  Accumulation units outstanding
  at the end of period                        111,391          103,692          48,275             N/A

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                       $16.41           $14.51           $10.29             N/A
    End of period                             $17.48           $16.41           $14.51             N/A
  Accumulation units outstanding
  at the end of period                        192,819          191,342          78,153             N/A

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                       $11.75            $9.31            $7.10            $7.47
    End of period                             $12.76           $11.75            $9.31            $7.10
  Accumulation units outstanding
  at the end of period                       3,531,894        2,791,850         944,569             -

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                       $11.94            $9.95            $7.60            $8.15
    End of period                             $11.42           $11.94            $9.95            $7.60
  Accumulation units outstanding
  at the end of period                       3,364,273        2,738,002        1,060,713            -

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                       $10.86            $9.93             N/A              N/A
    End of period                             $10.44           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,844           24,567             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(182)

  Accumulation unit value:
    Beginning of period                       $18.37           $16.57           $11.36           $11.35
    End of period                             $19.72           $18.37           $16.57           $11.36
  Accumulation units outstanding
  at the end of period                       2,005,394        1,592,203         590,024             -

JNL/MCM Technology Sector Division(488)

  Accumulation unit value:
    Beginning of period                        $5.71            $5.90             N/A              N/A
    End of period                              $5.76            $5.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        204,763          115,754            N/A              N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.55           $10.34             N/A
    End of period                             $11.39           $10.75           $10.55             N/A
  Accumulation units outstanding
  at the end of period                        263,843          154,680            542              N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $12.09           $10.82           $10.60             N/A
    End of period                             $12.64           $12.09           $10.82             N/A
  Accumulation units outstanding
  at the end of period                        99,089           75,068             529              N/A

JNL/MCM Oil & Gas Sector Division(488)

  Accumulation unit value:
    Beginning of period                       $17.35           $13.42             N/A              N/A
    End of period                             $23.38           $17.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        273,368          140,481            N/A              N/A

JNL/MCM Communications Sector
Division(488)

  Accumulation unit value:
    Beginning of period                        $4.54            $4.03             N/A              N/A
    End of period                              $4.52            $4.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,801           85,003             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(182)

  Accumulation unit value:
    Beginning of period                        $9.94            $8.57            $7.32            $8.46
    End of period                             $13.44            $9.94            $8.57            $7.32
  Accumulation units outstanding
  at the end of period                       3,739,429        3,073,786        1,130,204            -

JNL/AIM Premier Equity II Division(278)

  Accumulation unit value:
    Beginning of period                         N/A             $9.42            $7.39             N/A
    End of period                               N/A             $9.21            $9.42             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,913             N/A

JNL/AIM Small Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.30            $7.75             N/A
    End of period                             $12.70           $11.89           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        207,652          185,860          138,330            N/A

JNL/AIM Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.29            $7.86             N/A
    End of period                             $11.78           $11.15           $10.29             N/A
  Accumulation units outstanding
  at the end of period                        450,551          358,184          178,781            N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,842             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,140            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,975             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.94             N/A              N/A
    End of period                             $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        153,997          44,593             N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.00             N/A              N/A
    End of period                             $15.63           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,378,283         154,601            N/A              N/A

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.91             N/A              N/A
    End of period                             $11.89           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,931,018         301,453            N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.76             N/A              N/A
    End of period                             $11.98           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        709,018          101,868            N/A              N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.97             N/A              N/A
    End of period                             $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        351,778          133,708            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(703)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.14             N/A              N/A
    End of period                             $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,549            7,172             N/A              N/A




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.545%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                        $8.26            $7.54            $5.71             N/A
    End of period                              $8.48            $8.26            $7.54             N/A
  Accumulation units outstanding
  at the end of period                        72,729           95,963           68,767             N/A

JNL/FMR Capital Growth Division(263)

  Accumulation unit value:
    Beginning of period                       $20.72           $17.83           $13.00             N/A
    End of period                             $21.66           $20.72           $17.83             N/A
  Accumulation units outstanding
  at the end of period                        17,634           20,795           21,738             N/A

JNL/Select Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $25.75           $23.42           $17.56           $16.85
    End of period                             $26.54           $25.75           $23.42           $17.56
  Accumulation units outstanding
  at the end of period                        13,991           21,339           53,941             66

JNL/Select Global Growth Division(720)

  Accumulation unit value:
    Beginning of period                       $22.89           $22.52             N/A              N/A
    End of period                             $22.97           $22.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          613              388              N/A              N/A

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                       $22.71           $20.80           $17.38           $18.72
    End of period                             $23.55           $22.71           $20.80           $17.38
  Accumulation units outstanding
  at the end of period                        47,915           49,577           32,059            1,033






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(326)

  Accumulation unit value:
    Beginning of period                       $19.91           $17.89           $15.19             N/A
    End of period                             $21.32           $19.91           $17.89             N/A
  Accumulation units outstanding
  at the end of period                         1,964            2,614            3,288             N/A

JNL/Putnam Value Equity Division(164)

  Accumulation unit value:
    Beginning of period                       $19.55           $18.09           $14.75           $14.35
    End of period                             $20.20           $19.55           $18.09           $14.75
  Accumulation units outstanding
  at the end of period                        17,068           21,426           28,142            4,743

JNL/Select Money Market Division(161)

  Accumulation unit value:
    Beginning of period                       $12.07           $12.16           $12.29           $12.32
    End of period                             $12.20           $12.07           $12.16           $12.29
  Accumulation units outstanding
  at the end of period                        37,476           76,292           63,561            7,315

JNL/PPM America High Yield Bond
Division(164)

  Accumulation unit value:
    Beginning of period                         N/A            $15.31           $13.10           $12.34
    End of period                               N/A            $15.81           $15.31           $13.10
  Accumulation units outstanding
  at the end of period                          N/A               -             99,880            2,634

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                       $15.37           $15.03           $15.08           $14.04
    End of period                             $15.49           $15.37           $15.03           $15.08
  Accumulation units outstanding
  at the end of period                        46,681           50,258           57,229           17,779

JNL/Salomon Brothers Strategic
Bond Division(164)

  Accumulation unit value:
    Beginning of period                       $18.37           $17.45           $15.61           $14.59
    End of period                             $18.56           $18.37           $17.45           $15.61
  Accumulation units outstanding
  at the end of period                        69,554           55,467           33,046            1,390






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                       $25.43           $23.50           $18.29           $18.58
    End of period                             $26.57           $25.43           $23.50           $18.29
  Accumulation units outstanding
  at the end of period                        70,179           61,193           46,762            2,757

JNL/T. Rowe Price Mid-Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                       $33.01           $28.40           $20.81           $20.03
    End of period                             $37.09           $33.01           $28.40           $20.81
  Accumulation units outstanding
  at the end of period                        40,814           44,442           51,055            3,108

JNL/JPMorgan International Equity
Division(159)

  Accumulation unit value:
    Beginning of period                       $13.29           $11.61            $9.17            $9.76
    End of period                             $14.49           $13.29           $11.61            $9.17
  Accumulation units outstanding
  at the end of period                        21,795           19,980           19,379            4,655

JNL/Alger Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $17.22           $16.65           $12.50           $12.75
    End of period                             $19.04           $17.22           $16.65           $12.50
  Accumulation units outstanding
  at the end of period                        23,345           28,326           35,744            3,303

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.22           $13.23           $15.57
    End of period                             $17.29           $16.98           $16.22           $13.23
  Accumulation units outstanding
  at the end of period                        17,911           21,656           19,950            4,917

JNL/Eagle SmallCap Equity Division(132)

  Accumulation unit value:
    Beginning of period                       $19.34           $16.53           $12.00           $14.84
    End of period                             $19.52           $19.34           $16.53           $12.00
  Accumulation units outstanding
  at the end of period                        17,271           19,439           15,656            2,650






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(138)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.57            $9.98           $10.42
    End of period                             $13.08           $12.48           $11.57            $9.98
  Accumulation units outstanding
  at the end of period                        298,237          330,115          241,300          27,490

JNL/S&P Managed Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.65            $9.72           $11.06
    End of period                             $13.53           $12.79           $11.65            $9.72
  Accumulation units outstanding
  at the end of period                        652,179          707,851          698,075          32,796

JNL/S&P Managed Aggressive Growth
Division(138)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.32            $9.07           $10.13
    End of period                             $13.41           $12.56           $11.32            $9.07
  Accumulation units outstanding
  at the end of period                        361,280          403,276          101,373           2,407

JNL/S&P Very Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                         N/A            $10.92            $8.50            $9.72
    End of period                               N/A            $11.17           $10.92            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -             33,606            1,170

JNL/S&P Equity Growth Division I(162)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.00            $8.05
    End of period                               N/A            $10.38           $10.20            $8.00
  Accumulation units outstanding
  at the end of period                          N/A               -             129,835          65,085

JNL/S&P Equity Aggressive Growth
Division I(158)

  Accumulation unit value:
    Beginning of period                         N/A            $10.43            $8.15            $7.95
    End of period                               N/A            $10.65           $10.43            $8.15
  Accumulation units outstanding
  at the end of period                          N/A               -             44,889            5,611






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.66            $7.68            $9.33
    End of period                             $10.76           $10.47            $9.66            $7.68
  Accumulation units outstanding
  at the end of period                        239,939          264,990          227,623           4,153

JNL/MCM S&P 400 MidCap Index Division(126)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.23            $8.48           $10.50
    End of period                             $14.12           $12.81           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                        176,713          184,969          144,620           4,047

JNL/Alliance Capital Growth Division(159)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.39            $7.67            $8.10
    End of period                              $8.94            $9.83            $9.39            $7.67
  Accumulation units outstanding
  at the end of period                           -             12,422           124,217           8,456

JNL/JPMorgan International Value
Division(323)

  Accumulation unit value:
    Beginning of period                       $10.36            $8.59            $6.42             N/A
    End of period                             $12.10           $10.36            $8.59             N/A
  Accumulation units outstanding
  at the end of period                        55,916           46,378           21,969             N/A

JNL/PIMCO Total Return Bond Division(126)

  Accumulation unit value:
    Beginning of period                       $13.83           $13.45           $13.03           $12.47
    End of period                             $13.93           $13.83           $13.45           $13.03
  Accumulation units outstanding
  at the end of period                        216,520          211,650          260,024          23,571

JNL/MCM Small Cap Index Division(196)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.35            $7.90            $7.51
    End of period                             $13.47           $13.13           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                        107,045          131,913          121,413           2,031






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(126)

  Accumulation unit value:
    Beginning of period                       $13.54           $11.51            $8.51           $10.54
    End of period                             $15.11           $13.54           $11.51            $8.51
  Accumulation units outstanding
  at the end of period                        121,690          121,736          67,918            2,229

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $14.49           $12.75            $9.33           $11.44
    End of period                             $14.93           $14.49           $12.75            $9.33
  Accumulation units outstanding
  at the end of period                        54,311           61,703           65,931            4,788

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $17.07           $13.90           $10.95           $12.87
    End of period                             $18.29           $17.07           $13.90           $10.95
  Accumulation units outstanding
  at the end of period                        70,066           65,983           97,038            6,664

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.84           $10.61             N/A
    End of period                             $11.10           $11.07           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        73,100           65,895           48,488             N/A

JNL/S&P Core Index 100 Division(170)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26            $8.53            $8.77
    End of period                               N/A            $10.44           $10.26            $8.53
  Accumulation units outstanding
  at the end of period                          N/A               -             103,869            316

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.59             N/A              N/A
    End of period                             $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,492           96,607             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(263)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96            $7.43             N/A
    End of period                               N/A            $10.15            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,078             N/A

JNL/S&P Core Index 75 Division(235)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12            $8.13            $8.53
    End of period                               N/A            $10.33           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A               -             25,992            7,566

JNL/MCM DowSM 10 Division(126)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.43            $7.62            $9.18
    End of period                              $8.87            $9.55            $9.43            $7.62
  Accumulation units outstanding
  at the end of period                        448,970          517,890          418,071          36,225

JNL/Putnam Midcap Growth Division(164)

  Accumulation unit value:
    Beginning of period                        $7.53            $6.44            $4.90            $4.87
    End of period                              $8.31            $7.53            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                        30,342           39,385           51,333             182

JNL/T. Rowe Price Value Division(129)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.57            $9.05           $10.89
    End of period                             $13.72           $13.13           $11.57            $9.05
  Accumulation units outstanding
  at the end of period                        115,458          126,107          75,681           13,495

JNL/FMR Balanced Division(160)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.40            $8.39            $8.45
    End of period                             $10.98           $10.13            $9.40            $8.39
  Accumulation units outstanding
  at the end of period                        69,065           65,566           74,257            6,710






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.71            $7.02            $8.72
    End of period                             $12.63           $11.28            $9.71            $7.02
  Accumulation units outstanding
  at the end of period                        50,815           56,222           54,230           15,294

JNL/Oppenheimer Growth Division(164)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.95            $6.86            $7.11
    End of period                              $8.77            $8.16            $7.95            $6.86
  Accumulation units outstanding
  at the end of period                        22,990           14,312           13,770            3,396

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                       $16.39           $14.50           $10.66             N/A
    End of period                             $17.45           $16.39           $14.50             N/A
  Accumulation units outstanding
  at the end of period                        21,265           22,006           14,843             N/A

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                       $11.72            $9.29            $7.09            $8.32
    End of period                             $12.72           $11.72            $9.29            $7.09
  Accumulation units outstanding
  at the end of period                        329,802          332,195          193,739          25,238

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                       $11.92            $9.93            $7.59            $9.55
    End of period                             $11.39           $11.92            $9.93            $7.59
  Accumulation units outstanding
  at the end of period                        413,406          492,656          359,606          39,076

JNL/MCM Consumer Brands Sector
Division(569)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.93             N/A              N/A
    End of period                             $10.41           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,859            1,401             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(126)

  Accumulation unit value:
    Beginning of period                       $18.33           $16.53           $11.34           $14.47
    End of period                             $19.66           $18.33           $16.53           $11.34
  Accumulation units outstanding
  at the end of period                        186,729          196,608          144,327          21,069

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                        $5.70            $5.70             N/A              N/A
    End of period                              $5.75            $5.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,320             487              N/A              N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.52           $10.52             N/A
    End of period                             $11.36           $10.72           $10.52             N/A
  Accumulation units outstanding
  at the end of period                        14,759            8,448            1,926             N/A

JNL/MCM Financial Sector Division(496)

  Accumulation unit value:
    Beginning of period                       $12.06           $10.99             N/A              N/A
    End of period                             $12.60           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          381              703              N/A              N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $17.31           $13.18           $12.97             N/A
    End of period                             $23.31           $17.31           $13.18             N/A
  Accumulation units outstanding
  at the end of period                        59,999           22,442             193              N/A

JNL/MCM Communications Sector
Division(514)

  Accumulation unit value:
    Beginning of period                        $4.53            $4.31             N/A              N/A
    End of period                              $4.50            $4.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,109           26,260             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(126)

  Accumulation unit value:
    Beginning of period                        $9.91            $8.56            $7.31            $9.93
    End of period                             $13.40            $9.91            $8.56            $7.31
  Accumulation units outstanding
  at the end of period                        407,674          452,925          342,089          30,184

JNL/AIM Premier Equity II Division(263)

  Accumulation unit value:
    Beginning of period                         N/A             $9.41            $7.41             N/A
    End of period                               N/A             $9.20            $9.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             24,510             N/A

JNL/AIM Small Cap Growth Division(159)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.29            $8.28            $8.43
    End of period                             $12.68           $11.87           $11.29            $8.28
  Accumulation units outstanding
  at the end of period                        18,373           32,620           33,557            3,341

JNL/AIM Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.28            $8.03            $8.13
    End of period                             $11.76           $11.13           $10.28            $8.03
  Accumulation units outstanding
  at the end of period                        65,483           75,543           54,225            2,287

JNL/AIM Real Estate Division(850)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,397             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(851)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,053             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,112             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.00             N/A              N/A
    End of period                             $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,923            4,980             N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.00             N/A              N/A
    End of period                             $15.62           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,143          15,436             N/A              N/A

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.00             N/A              N/A
    End of period                             $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        234,385          43,618             N/A              N/A

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.00             N/A              N/A
    End of period                             $11.97           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,599            8,712             N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.03             N/A              N/A
    End of period                             $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,241           17,830             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,472            1,797             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                        $8.25            $7.53            $7.05             N/A
    End of period                              $8.47            $8.25            $7.53             N/A
  Accumulation units outstanding
  at the end of period                        49,163           22,336            3,476             N/A

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                       $20.71           $18.31             N/A              N/A
    End of period                             $21.65           $20.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,546           17,739             N/A              N/A

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $25.74           $22.90             N/A              N/A
    End of period                             $26.53           $25.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,903            2,171             N/A              N/A

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $22.88           $19.75             N/A              N/A
    End of period                             $22.96           $22.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,611            1,514             N/A              N/A

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                       $22.70           $20.79           $19.80             N/A
    End of period                             $23.53           $22.70           $20.79             N/A
  Accumulation units outstanding
  at the end of period                        70,150           36,531            3,265             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                       $19.90           $17.55             N/A              N/A
    End of period                             $21.31           $19.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,548            5,641             N/A              N/A

JNL/Putnam Value Equity Division(456)

  Accumulation unit value:
    Beginning of period                       $19.54           $18.08           $16.92             N/A
    End of period                             $20.19           $19.54           $18.08             N/A
  Accumulation units outstanding
  at the end of period                         7,169            2,355             771              N/A

JNL/Select Money Market Division(413)

  Accumulation unit value:
    Beginning of period                       $12.06           $12.15           $12.19             N/A
    End of period                             $12.20           $12.06           $12.15             N/A
  Accumulation units outstanding
  at the end of period                        170,229          43,153            2,036             N/A

JNL/PPM America High Yield Bond
Division(428)

  Accumulation unit value:
    Beginning of period                         N/A            $15.30           $14.70             N/A
    End of period                               N/A            $15.81           $15.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,387             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                       $15.36           $15.02           $15.01             N/A
    End of period                             $15.48           $15.36           $15.02             N/A
  Accumulation units outstanding
  at the end of period                        68,691           15,390            1,067             N/A

JNL/Salomon Brothers Strategic
Bond Division(439)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.44           $17.06             N/A
    End of period                             $18.55           $18.36           $17.44             N/A
  Accumulation units outstanding
  at the end of period                        75,603           21,247            1,075             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $25.42           $23.49           $21.79             N/A
    End of period                             $26.55           $25.42           $23.49             N/A
  Accumulation units outstanding
  at the end of period                        38,825           20,525            3,946             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                       $33.00           $28.39           $27.39             N/A
    End of period                             $37.07           $33.00           $28.39             N/A
  Accumulation units outstanding
  at the end of period                        41,547           32,413            2,203             N/A

JNL/JPMorgan International Equity
Division(470)

  Accumulation unit value:
    Beginning of period                       $13.29           $11.60           $11.06             N/A
    End of period                             $14.48           $13.29           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        24,161            6,650            1,056             N/A

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $17.21           $16.64           $15.55             N/A
    End of period                             $19.03           $17.21           $16.64             N/A
  Accumulation units outstanding
  at the end of period                        12,428            9,570             213              N/A

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.22           $15.03             N/A
    End of period                             $17.28           $16.98           $16.22             N/A
  Accumulation units outstanding
  at the end of period                        13,898           11,582             360              N/A

JNL/Eagle SmallCap Equity Division(468)

  Accumulation unit value:
    Beginning of period                       $19.33           $16.53           $16.53             N/A
    End of period                             $19.51           $19.33           $16.53             N/A
  Accumulation units outstanding
  at the end of period                         9,578            3,273             151              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.57           $11.14             N/A
    End of period                             $13.08           $12.48           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        467,176          232,780          34,168             N/A

JNL/S&P Managed Growth Division(421)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.65           $10.74             N/A
    End of period                             $13.52           $12.78           $11.65             N/A
  Accumulation units outstanding
  at the end of period                        433,633          318,123          38,141             N/A

JNL/S&P Managed Aggressive Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.32           $10.76             N/A
    End of period                             $13.41           $12.55           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        200,810          156,327          12,896             N/A

JNL/S&P Very Aggressive Growth
Division I(475)

  Accumulation unit value:
    Beginning of period                         N/A            $10.92           $10.50             N/A
    End of period                               N/A            $11.16           $10.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               587              N/A

JNL/S&P Equity Growth Division I(434)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $9.66             N/A
    End of period                               N/A            $10.38           $10.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,195             N/A

JNL/S&P Equity Aggressive Growth
Division I(434)

  Accumulation unit value:
    Beginning of period                         N/A            $10.43            $9.89             N/A
    End of period                               N/A            $10.65           $10.43             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,124             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.66            $8.77             N/A
    End of period                             $10.76           $10.47            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        594,673          335,396          24,066             N/A

JNL/MCM S&P 400 MidCap Index Division(401)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.23           $10.16             N/A
    End of period                             $14.12           $12.81           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        393,373          161,787          12,556             N/A

JNL/Alliance Capital Growth Division(536)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.26             N/A              N/A
    End of period                              $8.93            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,128             N/A              N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.25             N/A              N/A
    End of period                             $12.09           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,407           22,824             N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.83           $13.44           $13.29             N/A
    End of period                             $13.93           $13.83           $13.44             N/A
  Accumulation units outstanding
  at the end of period                        281,871          120,585           5,025             N/A

JNL/MCM Small Cap Index Division(401)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.35           $10.18             N/A
    End of period                             $13.47           $13.12           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        339,827          139,531           7,856             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(401)

  Accumulation unit value:
    Beginning of period                       $13.54           $11.51            $9.63             N/A
    End of period                             $15.11           $13.54           $11.51             N/A
  Accumulation units outstanding
  at the end of period                        295,518          131,445           6,899             N/A

JNL/Lazard Small Cap Value Division(422)

  Accumulation unit value:
    Beginning of period                       $14.49           $12.75           $11.38             N/A
    End of period                             $14.93           $14.49           $12.75             N/A
  Accumulation units outstanding
  at the end of period                        48,145           14,564            3,401             N/A

JNL/Lazard Mid Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $17.07           $13.90           $13.25             N/A
    End of period                             $18.28           $17.07           $13.90             N/A
  Accumulation units outstanding
  at the end of period                        82,571           17,637            1,458             N/A

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.84           $10.61             N/A
    End of period                             $11.10           $11.06           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        275,766          128,154           2,185             N/A

JNL/S&P Core Index 100 Division(451)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26            $9.78             N/A
    End of period                               N/A            $10.44           $10.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,699             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.59             N/A              N/A
    End of period                             $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        180,688          80,530             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(525)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26             N/A              N/A
    End of period                               N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(642)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84             N/A              N/A
    End of period                               N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(401)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.43            $8.43             N/A
    End of period                              $8.87            $9.55            $9.43             N/A
  Accumulation units outstanding
  at the end of period                        759,996          400,458          13,968             N/A

JNL/Putnam Midcap Growth Division(497)

  Accumulation unit value:
    Beginning of period                        $7.53            $6.75             N/A              N/A
    End of period                              $8.31            $7.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,252            6,282             N/A              N/A

JNL/T. Rowe Price Value Division(443)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.57           $10.71             N/A
    End of period                             $13.72           $13.13           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        159,645          108,413           6,820             N/A

JNL/FMR Balanced Division(439)

  Accumulation unit value:
    Beginning of period                       $10.12            $9.40            $8.99             N/A
    End of period                             $10.97           $10.12            $9.40             N/A
  Accumulation units outstanding
  at the end of period                        85,324           70,072            3,110             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(455)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.71            $9.09             N/A
    End of period                             $12.63           $11.28            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        54,265           67,413            2,768             N/A

JNL/Oppenheimer Growth Division(456)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.95            $7.67             N/A
    End of period                              $8.77            $8.16            $7.95             N/A
  Accumulation units outstanding
  at the end of period                         9,064            7,845             639              N/A

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                       $16.39           $14.50           $13.17             N/A
    End of period                             $17.45           $16.39           $14.50             N/A
  Accumulation units outstanding
  at the end of period                        43,080           19,806            1,924             N/A

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                       $11.72            $9.29            $8.60             N/A
    End of period                             $12.71           $11.72            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        676,160          314,362          12,251             N/A

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                       $11.91            $9.92            $8.59             N/A
    End of period                             $11.39           $11.91            $9.92             N/A
  Accumulation units outstanding
  at the end of period                        669,130          308,451          13,367             N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.99            $9.61             N/A
    End of period                             $10.41           $10.83            $9.99             N/A
  Accumulation units outstanding
  at the end of period                        15,221            4,607             587              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(401)

  Accumulation unit value:
    Beginning of period                       $18.32           $16.53           $14.77             N/A
    End of period                             $19.65           $18.32           $16.53             N/A
  Accumulation units outstanding
  at the end of period                        324,408          148,795           8,907             N/A

JNL/MCM Technology Sector Division(476)

  Accumulation unit value:
    Beginning of period                        $5.69            $5.72            $5.52             N/A
    End of period                              $5.74            $5.69            $5.72             N/A
  Accumulation units outstanding
  at the end of period                        279,270          129,880           1,022             N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.52           $10.22             N/A
    End of period                             $11.36           $10.72           $10.52             N/A
  Accumulation units outstanding
  at the end of period                        101,053          42,891             552              N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $12.06           $10.79           $10.47             N/A
    End of period                             $12.60           $12.06           $10.79             N/A
  Accumulation units outstanding
  at the end of period                        101,405          51,142             539              N/A

JNL/MCM Oil & Gas Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $17.30           $13.44             N/A              N/A
    End of period                             $23.31           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,598           16,382             N/A              N/A

JNL/MCM Communications Sector
Division(507)

  Accumulation unit value:
    Beginning of period                        $4.53            $4.14             N/A              N/A
    End of period                              $4.50            $4.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,759           19,760             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(401)

  Accumulation unit value:
    Beginning of period                        $9.91            $8.55            $7.75             N/A
    End of period                             $13.39            $9.91            $8.55             N/A
  Accumulation units outstanding
  at the end of period                        793,160          364,425          13,357             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.28           $11.00             N/A
    End of period                             $12.67           $11.87           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        11,841           14,291            3,608             N/A

JNL/AIM Large Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.28            $9.88             N/A
    End of period                             $11.76           $11.13           $10.28             N/A
  Accumulation units outstanding
  at the end of period                        30,162           13,465            1,810             N/A

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,111             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(834)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,085             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,984             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.90             N/A              N/A
    End of period                             $10.56           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        82,210           12,025             N/A              N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.76             N/A              N/A
    End of period                             $15.62           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        592,561          35,975             N/A              N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.77             N/A              N/A
    End of period                             $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,804,479         84,294             N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.89             N/A              N/A
    End of period                             $11.97           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        369,106          57,905             N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.03             N/A              N/A
    End of period                             $10.86           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        250,236           4,369             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        294,788          26,106             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.56%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(625)

  Accumulation unit value:
    Beginning of period                       $25.71           $22.78             N/A              N/A
    End of period                             $26.50           $25.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             16,619             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(226)

  Accumulation unit value:
    Beginning of period                       $12.05           $12.14           $12.28           $12.29
    End of period                             $12.18           $12.05           $12.14           $12.28
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/PPM America High Yield Bond
Division(414)

  Accumulation unit value:
    Beginning of period                         N/A            $15.29           $14.57             N/A
    End of period                               N/A            $15.79           $15.29             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             176,225            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(414)

  Accumulation unit value:
    Beginning of period                       $18.34           $17.43           $16.96             N/A
    End of period                             $18.53           $18.34           $17.43             N/A
  Accumulation units outstanding
  at the end of period                        18,818              -             151,417            N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                       $25.39           $23.47           $18.26           $19.13
    End of period                             $26.52           $25.39           $23.47           $18.26
  Accumulation units outstanding
  at the end of period                         2,703            2,488             582              348

JNL/T. Rowe Price Mid-Cap Growth
Division(230)

  Accumulation unit value:
    Beginning of period                       $32.96           $28.37           $20.79           $21.32
    End of period                             $37.03           $32.96           $28.37           $20.79
  Accumulation units outstanding
  at the end of period                         6,187           14,241             255              156

JNL/JPMorgan International Equity
Division(230)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.59            $9.16            $9.34
    End of period                             $14.47           $13.28           $11.59            $9.16
  Accumulation units outstanding
  at the end of period                           -                -                -               713

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.20           $13.22           $13.75
    End of period                             $17.26           $16.96           $16.20           $13.22
  Accumulation units outstanding
  at the end of period                         2,361            2,037             815              484

JNL/Eagle SmallCap Equity Division(230)

  Accumulation unit value:
    Beginning of period                       $19.31           $16.51           $11.98           $11.67
    End of period                             $19.50           $19.31           $16.51           $11.98
  Accumulation units outstanding
  at the end of period                          862             1,769             459              285






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.66            $7.67            $7.98
    End of period                             $10.75           $10.46            $9.66            $7.67
  Accumulation units outstanding
  at the end of period                         2,378            1,859            1,398             834

JNL/MCM S&P 400 MidCap Index Division(230)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.23            $8.48            $8.59
    End of period                             $14.12           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                         1,434            2,545            1,277             775

JNL/Alliance Capital Growth Division(625)

  Accumulation unit value:
    Beginning of period                        $9.82            $8.79             N/A              N/A
    End of period                              $8.93            $9.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             42,878             N/A              N/A

JNL/JPMorgan International Value
Division(625)

  Accumulation unit value:
    Beginning of period                       $10.35            $8.62             N/A              N/A
    End of period                             $12.08           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             43,379             N/A              N/A

JNL/PIMCO Total Return Bond Division(230)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.44           $13.02           $12.84
    End of period                             $13.92           $13.82           $13.44           $13.02
  Accumulation units outstanding
  at the end of period                         2,221            1,443            1,752            1,038

JNL/MCM Small Cap Index Division(230)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.35            $7.90            $8.03
    End of period                             $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                         1,897            3,035            1,346             828






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.54           $11.51           $10.57             N/A
    End of period                             $15.10           $13.54           $11.51             N/A
  Accumulation units outstanding
  at the end of period                         5,434            5,039            1,219             N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.94           $12.58             N/A              N/A
    End of period                             $12.96           $12.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             162,480            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(421)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.43            $8.09             N/A
    End of period                              $8.87            $9.55            $9.43             N/A
  Accumulation units outstanding
  at the end of period                        86,678           62,113           25,018             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(230)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.57            $9.05            $9.12
    End of period                             $13.71           $13.12           $11.57            $9.05
  Accumulation units outstanding
  at the end of period                         2,430            2,019            1,213             730

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(625)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.39             N/A              N/A
    End of period                              $8.77            $8.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             51,308             N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                       $11.71            $9.29            $8.51             N/A
    End of period                             $12.71           $11.71            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        68,424           57,478           23,559             N/A

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                       $11.91            $9.92            $8.29             N/A
    End of period                             $11.38           $11.91            $9.92             N/A
  Accumulation units outstanding
  at the end of period                        72,025           56,702           24,630             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(421)

  Accumulation unit value:
    Beginning of period                       $18.31           $16.52           $14.33             N/A
    End of period                             $19.64           $18.31           $16.52             N/A
  Accumulation units outstanding
  at the end of period                        43,114           34,991           14,025             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(537)

  Accumulation unit value:
    Beginning of period                       $17.29           $13.87             N/A              N/A
    End of period                             $23.29           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        87,402            1,774             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(421)

  Accumulation unit value:
    Beginning of period                        $9.90            $8.55            $7.55             N/A
    End of period                             $13.38            $9.90            $8.55             N/A
  Accumulation units outstanding
  at the end of period                        68,518           66,289           27,159             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $12.28             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,760             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(902)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $10.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,298             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A
    End of period                             $15.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,051             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,133             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.57%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.24            $7.53            $5.92             N/A
    End of period                              $8.46            $8.24            $7.53             N/A
  Accumulation units outstanding
  at the end of period                         8,259            9,355            4,529             N/A

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $20.67           $17.79           $13.32             N/A
    End of period                             $21.60           $20.67           $17.79             N/A
  Accumulation units outstanding
  at the end of period                         1,432            2,555            4,155             N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.69           $23.37           $17.53             N/A
    End of period                             $26.47           $25.69           $23.37             N/A
  Accumulation units outstanding
  at the end of period                         1,689            5,757            5,948             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                       $22.65           $20.76           $17.34           $18.62
    End of period                             $23.48           $22.65           $20.76           $17.34
  Accumulation units outstanding
  at the end of period                        18,074           15,516            8,466            9,871






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.87           $17.85           $14.25           $17.65
    End of period                             $21.27           $19.87           $17.85           $14.25
  Accumulation units outstanding
  at the end of period                         2,677            2,359            1,855            1,509

JNL/Putnam Value Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $19.50           $18.05           $14.72           $17.96
    End of period                             $20.14           $19.50           $18.05           $14.72
  Accumulation units outstanding
  at the end of period                         8,943            7,750           15,830           10,746

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $12.04           $12.13           $12.27           $12.31
    End of period                             $12.17           $12.04           $12.13           $12.27
  Accumulation units outstanding
  at the end of period                        27,793           33,004           13,813            1,174

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $15.28           $13.08           $13.11
    End of period                               N/A            $15.78           $15.28           $13.08
  Accumulation units outstanding
  at the end of period                          N/A               -             14,376            3,542

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $15.33           $15.00           $15.06           $13.87
    End of period                             $15.45           $15.33           $15.00           $15.06
  Accumulation units outstanding
  at the end of period                        16,445           18,666           39,198           15,904

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $18.31           $17.40           $15.57           $14.95
    End of period                             $18.50           $18.31           $17.40           $15.57
  Accumulation units outstanding
  at the end of period                        14,667           11,512            6,441             939






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                       $25.37           $23.45           $18.25           $22.52
    End of period                             $26.50           $25.37           $23.45           $18.25
  Accumulation units outstanding
  at the end of period                        14,318           12,828           11,828            6,968

JNL/T. Rowe Price Mid-Cap Growth
Division(117)

  Accumulation unit value:
    Beginning of period                       $32.93           $28.34           $20.77           $26.75
    End of period                             $36.99           $32.93           $28.34           $20.77
  Accumulation units outstanding
  at the end of period                        10,766           12,478            5,377            1,982

JNL/JPMorgan International Equity
Division(132)

  Accumulation unit value:
    Beginning of period                       $13.26           $11.58            $9.15           $11.29
    End of period                             $14.45           $13.26           $11.58            $9.15
  Accumulation units outstanding
  at the end of period                         1,873            1,765            7,751            3,268

JNL/Alger Growth Division(115)

  Accumulation unit value:
    Beginning of period                       $17.18           $16.62           $12.48           $17.27
    End of period                             $18.99           $17.18           $16.62           $12.48
  Accumulation units outstanding
  at the end of period                         5,346            5,621            3,781            2,886

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.95           $16.19           $13.21           $16.64
    End of period                             $17.25           $16.95           $16.19           $13.21
  Accumulation units outstanding
  at the end of period                         4,368            4,665            4,067            3,130

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.30           $16.50           $11.98           $16.42
    End of period                             $19.48           $19.30           $16.50           $11.98
  Accumulation units outstanding
  at the end of period                         3,816            4,107            3,935            4,551






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.55            $9.97           $11.00
    End of period                             $13.06           $12.46           $11.55            $9.97
  Accumulation units outstanding
  at the end of period                        132,073          156,987          78,617           59,548

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.64            $9.71           $11.20
    End of period                             $13.50           $12.76           $11.64            $9.71
  Accumulation units outstanding
  at the end of period                        201,340          263,509          124,519          63,640

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.31            $9.06           $11.12
    End of period                             $13.39           $12.54           $11.31            $9.06
  Accumulation units outstanding
  at the end of period                        58,709           62,725           14,562           12,362

JNL/S&P Very Aggressive Growth
Division I(152)

  Accumulation unit value:
    Beginning of period                         N/A            $10.91            $8.49            $8.93
    End of period                               N/A            $11.15           $10.91            $8.49
  Accumulation units outstanding
  at the end of period                          N/A               -              7,075            2,559

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $7.99           $10.25
    End of period                               N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A               -             22,446           19,882

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.41            $8.14           $10.43
    End of period                               N/A            $10.63           $10.41            $8.14
  Accumulation units outstanding
  at the end of period                          N/A               -              3,943            3,949






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.65            $7.67            $9.68
    End of period                             $10.75           $10.46            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                        68,635           72,832           54,888           23,061

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.23            $8.48           $10.82
    End of period                             $14.11           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                        32,406           31,831           21,179            9,299

JNL/Alliance Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $9.82            $9.38            $7.66           $10.07
    End of period                              $8.92            $9.82            $9.38            $7.66
  Accumulation units outstanding
  at the end of period                           -              3,738           16,629           11,075

JNL/JPMorgan International Value
Division(384)

  Accumulation unit value:
    Beginning of period                       $10.34            $8.58            $6.85             N/A
    End of period                             $12.07           $10.34            $8.58             N/A
  Accumulation units outstanding
  at the end of period                        19,675           22,966           13,153             N/A

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $13.81           $13.43           $13.02           $12.39
    End of period                             $13.91           $13.81           $13.43           $13.02
  Accumulation units outstanding
  at the end of period                        63,102           63,142           71,674           46,377

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.35            $7.90           $10.54
    End of period                             $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                        13,385           14,784           12,398            5,420






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.53           $11.50            $8.51           $10.69
    End of period                             $15.09           $13.53           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                        25,399           21,732           13,311            5,957

JNL/Lazard Small Cap Value Division(115)

  Accumulation unit value:
    Beginning of period                       $14.47           $12.74            $9.32             N/A
    End of period                             $14.90           $14.47           $12.74             N/A
  Accumulation units outstanding
  at the end of period                        15,604           22,928           23,012             N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $17.04           $13.88           $10.94             N/A
    End of period                             $18.26           $17.04           $13.88             N/A
  Accumulation units outstanding
  at the end of period                        11,922           13,387           10,974             N/A

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.84           $10.69             N/A
    End of period                             $11.09           $11.06           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        23,810           25,791           16,151             N/A

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26            $8.53            $9.81
    End of period                               N/A            $10.44           $10.26            $8.53
  Accumulation units outstanding
  at the end of period                          N/A               -             135,120          116,290

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.93           $12.57             N/A              N/A
    End of period                             $12.95           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,661           24,034             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(497)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26             N/A              N/A
    End of period                               N/A            $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(117)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12            $8.13            $9.79
    End of period                               N/A            $10.32           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A               -             10,060            2,234

JNL/MCM DowSM 10 Division(115)

  Accumulation unit value:
    Beginning of period                        $9.54            $9.42            $7.61            $9.29
    End of period                              $8.86            $9.54            $9.42            $7.61
  Accumulation units outstanding
  at the end of period                        83,021           113,256          79,639           39,723

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.52            $6.44            $4.90            $6.61
    End of period                              $8.30            $7.52            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                         7,390            9,362            5,460            2,328

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.56            $9.04           $11.44
    End of period                             $13.70           $13.12           $11.56            $9.04
  Accumulation units outstanding
  at the end of period                        55,973           57,169           36,315           10,985

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.39            $8.39             N/A
    End of period                             $10.96           $10.11            $9.39             N/A
  Accumulation units outstanding
  at the end of period                         6,545            6,991            5,495             N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.70            $7.01            $8.72
    End of period                             $12.62           $11.27            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                        23,633           25,403           15,013            4,749

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.95            $6.85            $8.70
    End of period                              $8.76            $8.15            $7.95            $6.85
  Accumulation units outstanding
  at the end of period                         9,848            8,739            9,191            2,181

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                       $16.38           $14.50           $10.93           $10.83
    End of period                             $17.44           $16.38           $14.50           $10.93
  Accumulation units outstanding
  at the end of period                         2,489            2,432             268              952

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                       $11.71            $9.28            $7.08            $8.59
    End of period                             $12.70           $11.71            $9.28            $7.08
  Accumulation units outstanding
  at the end of period                        63,570           78,259           59,230           28,141

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                       $11.90            $9.92            $7.58            $9.14
    End of period                             $11.37           $11.90            $9.92            $7.58
  Accumulation units outstanding
  at the end of period                        71,488           90,007           64,431           28,624

JNL/MCM Consumer Brands Sector
Division(559)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.14             N/A              N/A
    End of period                             $10.39           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(134)

  Accumulation unit value:
    Beginning of period                       $18.30           $16.51           $11.33           $13.49
    End of period                             $19.63           $18.30           $16.51           $11.33
  Accumulation units outstanding
  at the end of period                        35,876           47,583           37,695           18,106

JNL/MCM Technology Sector Division(559)

  Accumulation unit value:
    Beginning of period                        $5.69            $5.48             N/A              N/A
    End of period                              $5.74            $5.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,069            1,370             N/A              N/A

JNL/MCM Healthcare Sector Division(519)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.95             N/A              N/A
    End of period                             $11.34           $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,857            1,274             N/A              N/A

JNL/MCM Financial Sector Division(559)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.96             N/A              N/A
    End of period                             $12.58           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,396            1,402             N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $17.28           $14.33             N/A              N/A
    End of period                             $23.27           $17.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,165            3,763             N/A              N/A

JNL/MCM Communications Sector
Division(559)

  Accumulation unit value:
    Beginning of period                        $4.52            $4.04             N/A              N/A
    End of period                              $4.50            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(134)

  Accumulation unit value:
    Beginning of period                        $9.90            $8.55            $7.30            $9.64
    End of period                             $13.38            $9.90            $8.55            $7.30
  Accumulation units outstanding
  at the end of period                        52,329           77,162           59,036           29,641

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                         N/A             $9.40            $7.79           $10.27
    End of period                               N/A             $9.19            $9.40            $7.79
  Accumulation units outstanding
  at the end of period                          N/A               -               187             1,631

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.28            $8.28           $11.01
    End of period                             $12.66           $11.87           $11.28            $8.28
  Accumulation units outstanding
  at the end of period                         6,317           17,073           20,601           10,811

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.27            $8.03           $10.20
    End of period                             $11.74           $11.13           $10.27            $8.03
  Accumulation units outstanding
  at the end of period                        14,104           14,946            9,076            2,068

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.25             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(869)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,956             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.94             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,797             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(717)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.03             N/A              N/A
    End of period                             $15.61           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,646            1,374             N/A              N/A

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.50             N/A              N/A
    End of period                             $11.88           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        153,409          18,745             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,030             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          465              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.575%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(84)

  Accumulation unit value:
    Beginning of period                        $8.24            $7.53            $5.92            $7.91
    End of period                              $8.46            $8.24            $7.53            $5.92
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/FMR Capital Growth Division(85)

  Accumulation unit value:
    Beginning of period                       $20.66           $17.78           $13.32           $17.39
    End of period                             $21.59           $20.66           $17.78           $13.32
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Large Cap Growth Division(65)

  Accumulation unit value:
    Beginning of period                       $25.68           $23.36           $17.52           $23.30
    End of period                             $26.46           $25.68           $23.36           $17.52
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                       $22.64           $20.75           $17.34           $18.37
    End of period                             $23.47           $22.64           $20.75           $17.34
  Accumulation units outstanding
  at the end of period                           -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(86)

  Accumulation unit value:
    Beginning of period                       $19.86           $17.84           $14.25           $18.08
    End of period                             $21.26           $19.86           $17.84           $14.25
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Putnam Value Equity Division(82)

  Accumulation unit value:
    Beginning of period                       $19.50           $18.04           $14.72           $18.68
    End of period                             $20.13           $19.50           $18.04           $14.72
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(72)

  Accumulation unit value:
    Beginning of period                       $12.01           $12.11           $12.24           $12.30
    End of period                             $12.14           $12.01           $12.11           $12.24
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/PPM America High Yield Bond
Division(65)

  Accumulation unit value:
    Beginning of period                         N/A            $15.27           $13.07           $12.95
    End of period                               N/A            $15.77           $15.27           $13.07
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                       $15.32           $14.99           $15.05           $13.60
    End of period                             $15.44           $15.32           $14.99           $15.05
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Salomon Brothers Strategic
Bond Division(77)

  Accumulation unit value:
    Beginning of period                       $18.35           $17.44           $15.61           $14.83
    End of period                             $18.54           $18.35           $17.44           $15.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $25.36           $23.44           $18.24           $24.12
    End of period                             $26.48           $25.36           $23.44           $18.24
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $32.98           $28.39           $20.81           $27.39
    End of period                             $37.04           $32.98           $28.39           $20.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.61           $12.47           $18.54
    End of period                             $18.99           $17.17           $16.61           $12.47
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.19           $13.20           $17.52
    End of period                             $17.24           $16.94           $16.19           $13.20
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle SmallCap Equity Division(77)

  Accumulation unit value:
    Beginning of period                       $19.31           $16.52           $11.99           $16.71
    End of period                             $19.49           $19.31           $16.52           $11.99
  Accumulation units outstanding
  at the end of period                           -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(65)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.55            $9.97           $11.01
    End of period                             $13.05           $12.46           $11.55            $9.97
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.63            $9.71           $11.01
    End of period                             $13.49           $12.76           $11.63            $9.71
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/S&P Managed Aggressive Growth
Division(70)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.30            $9.06           $11.44
    End of period                             $13.38           $12.53           $11.30            $9.06
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(85)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $7.98           $10.57
    End of period                               N/A            $10.36           $10.18            $7.98
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(81)

  Accumulation unit value:
    Beginning of period                         N/A            $10.41            $8.14           $10.60
    End of period                               N/A            $10.63           $10.41            $8.14
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                       $10.46            $9.65            $7.67           $10.20
    End of period                             $10.75           $10.46            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM S&P 400 MidCap Index Division(68)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.23            $8.48           $10.66
    End of period                             $14.11           $12.80           $11.23            $8.48
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Alliance Capital Growth Division(106)

  Accumulation unit value:
    Beginning of period                        $9.81            $9.38            $7.66            $9.81
    End of period                              $8.92            $9.81            $9.38            $7.66
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.42           $13.01           $12.38
    End of period                             $13.90           $13.80           $13.42           $13.01
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM Small Cap Index Division(76)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.35            $7.90           $10.41
    End of period                             $13.46           $13.12           $11.35            $7.90
  Accumulation units outstanding
  at the end of period                           -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(76)

  Accumulation unit value:
    Beginning of period                       $13.53           $11.50            $8.51           $10.47
    End of period                             $15.09           $13.53           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                       $14.46           $12.73            $9.32           $12.25
    End of period                             $14.90           $14.46           $12.73            $9.32
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Lazard Mid Cap Value Division(65)

  Accumulation unit value:
    Beginning of period                       $17.04           $13.88           $10.94           $13.27
    End of period                             $18.25           $17.04           $13.88           $10.94
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.84           $10.69            $9.86
    End of period                             $11.09           $11.06           $10.84           $10.69
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/S&P Core Index 100 Division(68)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25            $8.53           $10.13
    End of period                               N/A            $10.43           $10.25            $8.53
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(100)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12            $8.13            $9.83
    End of period                               N/A            $10.32           $10.12            $8.13
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM DowSM 10 Division(65)

  Accumulation unit value:
    Beginning of period                        $9.54            $9.42            $7.61            $9.13
    End of period                              $8.86            $9.54            $9.42            $7.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Putnam Midcap Growth Division(65)

  Accumulation unit value:
    Beginning of period                        $7.52            $6.44            $4.90            $6.57
    End of period                              $8.30            $7.52            $6.44            $4.90
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.56            $9.04           $11.76
    End of period                             $13.70           $13.11           $11.56            $9.04
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/FMR Balanced Division(65)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.39            $8.39            $9.16
    End of period                             $10.96           $10.11            $9.39            $8.39
  Accumulation units outstanding
  at the end of period                           -                -                -                -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $11.26            $9.70            $7.01            $9.40
    End of period                             $12.61           $11.26            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Oppenheimer Growth Division(65)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.95            $6.85            $8.85
    End of period                              $8.76            $8.15            $7.95            $6.85
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(82)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.28            $8.28           $11.02
    End of period                             $12.66           $11.86           $11.28            $8.28
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Large Cap Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $11.12           $10.27            $8.03           $10.87
    End of period                             $11.74           $11.12           $10.27            $8.03
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(59)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.52            $5.92            $7.43
    End of period                              $8.44            $8.23            $7.52            $5.92
  Accumulation units outstanding
  at the end of period                        212,795          293,335          112,119           7,549

JNL/FMR Capital Growth Division(81)

  Accumulation unit value:
    Beginning of period                       $20.61           $17.75           $13.29           $17.03
    End of period                             $21.53           $20.61           $17.75           $13.29
  Accumulation units outstanding
  at the end of period                        18,859           20,437           14,718             348

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $25.62           $23.31           $17.49           $23.69
    End of period                             $26.39           $25.62           $23.31           $17.49
  Accumulation units outstanding
  at the end of period                        44,865           115,406          13,341            3,250

JNL/Select Global Growth Division(578)

  Accumulation unit value:
    Beginning of period                       $22.77           $19.76             N/A              N/A
    End of period                             $22.83           $22.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,026            4,478             N/A              N/A

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                       $22.59           $20.70           $17.30           $18.58
    End of period                             $23.41           $22.59           $20.70           $17.30
  Accumulation units outstanding
  at the end of period                        251,814          261,169          66,404            5,408






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(50)

  Accumulation unit value:
    Beginning of period                       $19.81           $17.81           $14.22           $17.36
    End of period                             $21.20           $19.81           $17.81           $14.22
  Accumulation units outstanding
  at the end of period                        17,265            9,543            5,959            1,170

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                       $19.45           $18.01           $14.69           $18.54
    End of period                             $20.08           $19.45           $18.01           $14.69
  Accumulation units outstanding
  at the end of period                        52,447           54,383           18,371            3,051

JNL/Select Money Market Division(123)

  Accumulation unit value:
    Beginning of period                       $11.99           $12.09           $12.23           $12.27
    End of period                             $12.12           $11.99           $12.09           $12.23
  Accumulation units outstanding
  at the end of period                        249,165          102,563          70,311           28,058

JNL/PPM America High Yield Bond
Division(39)

  Accumulation unit value:
    Beginning of period                         N/A            $15.24           $13.05           $13.04
    End of period                               N/A            $15.73           $15.24           $13.05
  Accumulation units outstanding
  at the end of period                          N/A               -             119,798           2,977

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                       $15.29           $14.96           $15.02           $13.86
    End of period                             $15.40           $15.29           $14.96           $15.02
  Accumulation units outstanding
  at the end of period                        138,849          135,235          86,680           47,865

JNL/Salomon Brothers Strategic
Bond Division(71)

  Accumulation unit value:
    Beginning of period                       $18.27           $17.37           $15.54           $14.75
    End of period                             $18.46           $18.27           $17.37           $15.54
  Accumulation units outstanding
  at the end of period                        265,151          239,520          40,912            9,977






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                       $25.30           $23.39           $18.21           $22.28
    End of period                             $26.41           $25.30           $23.39           $18.21
  Accumulation units outstanding
  at the end of period                        178,385          150,858          41,916            3,956

JNL/T. Rowe Price Mid-Cap Growth
Division(39)

  Accumulation unit value:
    Beginning of period                       $32.84           $28.27           $20.73           $25.45
    End of period                             $36.87           $32.84           $28.27           $20.73
  Accumulation units outstanding
  at the end of period                        140,197          163,860          49,429            2,035

JNL/JPMorgan International Equity
Division(103)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.55            $9.13           $11.64
    End of period                             $14.41           $13.22           $11.55            $9.13
  Accumulation units outstanding
  at the end of period                        91,870           86,938           116,665          45,530

JNL/Alger Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.58           $12.45           $17.85
    End of period                             $18.94           $17.13           $16.58           $12.45
  Accumulation units outstanding
  at the end of period                        112,433          139,749          23,091            4,349

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.16           $13.18           $16.48
    End of period                             $17.20           $16.91           $16.16           $13.18
  Accumulation units outstanding
  at the end of period                        85,104           86,324           29,768            7,382

JNL/Eagle SmallCap Equity Division(70)

  Accumulation unit value:
    Beginning of period                       $19.25           $16.47           $11.95           $16.57
    End of period                             $19.42           $19.25           $16.47           $11.95
  Accumulation units outstanding
  at the end of period                        60,556           78,723           28,795           35,774






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(53)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.53            $9.95           $10.83
    End of period                             $13.03           $12.44           $11.53            $9.95
  Accumulation units outstanding
  at the end of period                       1,454,294        1,427,421         602,178          92,469

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.62            $9.70           $10.85
    End of period                             $13.47           $12.74           $11.62            $9.70
  Accumulation units outstanding
  at the end of period                       1,933,486        2,186,951         611,620          160,118

JNL/S&P Managed Aggressive Growth
Division(58)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.29            $9.05           $10.76
    End of period                             $13.36           $12.51           $11.29            $9.05
  Accumulation units outstanding
  at the end of period                        956,874          961,604          145,868          50,136

JNL/S&P Very Aggressive Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                         N/A            $10.89            $8.47           $11.10
    End of period                               N/A            $11.13           $10.89            $8.47
  Accumulation units outstanding
  at the end of period                          N/A               -              5,572             448

JNL/S&P Equity Growth Division I(62)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $7.98           $10.08
    End of period                               N/A            $10.35           $10.17            $7.98
  Accumulation units outstanding
  at the end of period                          N/A               -             178,362           9,652

JNL/S&P Equity Aggressive Growth
Division I(181)

  Accumulation unit value:
    Beginning of period                         N/A            $10.40            $8.13            $8.17
    End of period                               N/A            $10.61           $10.40            $8.13
  Accumulation units outstanding
  at the end of period                          N/A               -              3,828            1,976






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.65            $7.67            $9.79
    End of period                             $10.73           $10.45            $9.65            $7.67
  Accumulation units outstanding
  at the end of period                       1,388,502        1,585,750         374,128          76,112

JNL/MCM S&P 400 MidCap Index Division(78)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.22            $8.47           $10.67
    End of period                             $14.09           $12.79           $11.22            $8.47
  Accumulation units outstanding
  at the end of period                        911,694          987,482          248,893          51,862

JNL/Alliance Capital Growth Division(39)

  Accumulation unit value:
    Beginning of period                        $9.80            $9.36            $7.65           $10.80
    End of period                              $8.90            $9.80            $9.36            $7.65
  Accumulation units outstanding
  at the end of period                           -             59,090           201,148          75,519

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                       $10.32            $8.56            $6.24            $6.19
    End of period                             $12.05           $10.32            $8.56            $6.24
  Accumulation units outstanding
  at the end of period                        329,375          354,752          125,077            481

JNL/PIMCO Total Return Bond Division(39)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.40           $13.00           $12.29
    End of period                             $13.87           $13.78           $13.40           $13.00
  Accumulation units outstanding
  at the end of period                        549,451          504,201          200,320          47,963

JNL/MCM Small Cap Index Division(78)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.34            $7.90           $10.34
    End of period                             $13.44           $13.11           $11.34            $7.90
  Accumulation units outstanding
  at the end of period                        717,040          778,833          225,212          48,404






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(78)

  Accumulation unit value:
    Beginning of period                       $13.52           $11.50            $8.51           $10.47
    End of period                             $15.08           $13.52           $11.50            $8.51
  Accumulation units outstanding
  at the end of period                        765,163          839,686          167,301          41,950

JNL/Lazard Small Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                       $14.44           $12.71            $9.31           $11.25
    End of period                             $14.87           $14.44           $12.71            $9.31
  Accumulation units outstanding
  at the end of period                        184,192          238,569          134,440          12,920

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                       $17.01           $13.86           $10.93           $12.68
    End of period                             $18.21           $17.01           $13.86           $10.93
  Accumulation units outstanding
  at the end of period                        168,572          200,045          70,829           13,009

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.83           $10.69            $9.82
    End of period                             $11.07           $11.05           $10.83           $10.69
  Accumulation units outstanding
  at the end of period                        867,467          891,440          232,387          58,570

JNL/S&P Core Index 100 Division(98)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25            $8.53            $9.98
    End of period                               N/A            $10.43           $10.25            $8.53
  Accumulation units outstanding
  at the end of period                          N/A               -             56,590           19,064

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.55             N/A              N/A
    End of period                             $12.92           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        325,927          357,531            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(363)

  Accumulation unit value:
    Beginning of period                         N/A             $9.95            $8.86             N/A
    End of period                               N/A            $10.13            $9.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,850             N/A

JNL/S&P Core Index 75 Division(143)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11            $8.12            $9.01
    End of period                               N/A            $10.31           $10.11            $8.12
  Accumulation units outstanding
  at the end of period                          N/A               -              6,499           48,397

JNL/MCM DowSM 10 Division(59)

  Accumulation unit value:
    Beginning of period                        $9.53            $9.41            $7.60            $8.70
    End of period                              $8.84            $9.53            $9.41            $7.60
  Accumulation units outstanding
  at the end of period                       2,359,721        2,205,522         327,493          50,517

JNL/Putnam Midcap Growth Division(81)

  Accumulation unit value:
    Beginning of period                        $7.51            $6.43            $4.90            $6.70
    End of period                              $8.28            $7.51            $6.43            $4.90
  Accumulation units outstanding
  at the end of period                        35,804           35,974           29,018            9,289

JNL/T. Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.55            $9.04           $10.81
    End of period                             $13.68           $13.10           $11.55            $9.04
  Accumulation units outstanding
  at the end of period                        461,268          620,533          292,978          69,170

JNL/FMR Balanced Division(63)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.38            $8.38            $9.12
    End of period                             $10.94           $10.10            $9.38            $8.38
  Accumulation units outstanding
  at the end of period                        240,272          254,002          123,877          25,293






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(39)

  Accumulation unit value:
    Beginning of period                       $11.25            $9.70            $7.01            $8.88
    End of period                             $12.60           $11.25            $9.70            $7.01
  Accumulation units outstanding
  at the end of period                        272,585          286,871          84,995           46,276

JNL/Oppenheimer Growth Division(83)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.94            $6.85            $8.95
    End of period                              $8.75            $8.15            $7.94            $6.85
  Accumulation units outstanding
  at the end of period                        51,215           60,238           28,025            1,490

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                       $16.37           $14.49           $10.93           $11.24
    End of period                             $17.43           $16.37           $14.49           $10.93
  Accumulation units outstanding
  at the end of period                        130,036          154,856          38,364             685

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                       $11.69            $9.27            $7.07            $8.57
    End of period                             $12.67           $11.69            $9.27            $7.07
  Accumulation units outstanding
  at the end of period                       1,996,634        1,798,829         210,463          15,848

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                       $11.88            $9.90            $7.58            $9.25
    End of period                             $11.35           $11.88            $9.90            $7.58
  Accumulation units outstanding
  at the end of period                       1,877,412        1,736,071         217,272          22,745

JNL/MCM Consumer Brands Sector
Division(493)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.96             N/A              N/A
    End of period                             $10.37           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,931           22,700             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(129)

  Accumulation unit value:
    Beginning of period                       $18.27           $16.49           $11.32           $13.79
    End of period                             $19.59           $18.27           $16.49           $11.32
  Accumulation units outstanding
  at the end of period                       1,169,597        1,073,963         150,344          12,903

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                        $5.68            $6.11             N/A              N/A
    End of period                              $5.73            $5.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,511          113,114            N/A              N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.50           $10.23             N/A
    End of period                             $11.32           $10.69           $10.50             N/A
  Accumulation units outstanding
  at the end of period                        156,765          99,367           25,682             N/A

JNL/MCM Financial Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $12.03           $10.82             N/A              N/A
    End of period                             $12.56           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,928           42,381             N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $17.26           $14.31             N/A              N/A
    End of period                             $23.23           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,146          74,279             N/A              N/A

JNL/MCM Communications Sector
Division(493)

  Accumulation unit value:
    Beginning of period                        $4.52            $4.07             N/A              N/A
    End of period                              $4.49            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,635           113,500            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(129)

  Accumulation unit value:
    Beginning of period                        $9.88            $8.53            $7.29            $9.74
    End of period                             $13.35            $9.88            $8.53            $7.29
  Accumulation units outstanding
  at the end of period                       2,081,412        1,976,110         250,730          20,320

JNL/AIM Premier Equity II Division(39)

  Accumulation unit value:
    Beginning of period                         N/A             $9.40            $7.78           $10.52
    End of period                               N/A             $9.19            $9.40            $7.78
  Accumulation units outstanding
  at the end of period                          N/A               -             24,865           11,423

JNL/AIM Small Cap Growth Division(93)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.27            $8.27           $11.04
    End of period                             $12.65           $11.85           $11.27            $8.27
  Accumulation units outstanding
  at the end of period                        77,525           83,774           122,107          16,464

JNL/AIM Large Cap Growth Division(83)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.27            $8.02           $10.66
    End of period                             $11.73           $11.11           $10.27            $8.02
  Accumulation units outstanding
  at the end of period                        221,448          220,379          72,166            5,829

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,962             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(861)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,310             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,543             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.12             N/A              N/A
    End of period                             $10.55           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,088           39,183             N/A              N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.73             N/A              N/A
    End of period                             $15.61           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        496,263          64,411             N/A              N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.92             N/A              N/A
    End of period                             $11.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        887,522          87,828             N/A              N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.95             N/A              N/A
    End of period                             $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        465,406          57,594             N/A              N/A

JNL/S&P Managed Moderate Division(685)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.91             N/A              N/A
    End of period                             $10.85           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,347            5,613             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,793           10,460             N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.605%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $22.48             N/A              N/A              N/A
    End of period                             $23.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,878             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $18.50             N/A              N/A              N/A
    End of period                             $18.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,606             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.34             N/A              N/A              N/A
    End of period                             $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          588              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.71             N/A              N/A
    End of period                             $10.73           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,040           97,031             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.82             N/A              N/A              N/A
    End of period                             $12.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(678)

  Accumulation unit value:
    Beginning of period                        $9.52            $8.84             N/A              N/A
    End of period                              $8.84            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,447            2,520             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.48             N/A              N/A              N/A
    End of period                             $17.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,872             N/A              N/A              N/A

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.50             N/A              N/A
    End of period                             $12.67           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,123            2,092             N/A              N/A

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.99             N/A              N/A
    End of period                             $11.34           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,052            2,011             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(678)

  Accumulation unit value:
    Beginning of period                       $18.27           $15.89             N/A              N/A
    End of period                             $19.58           $18.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,398            1,379             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(678)

  Accumulation unit value:
    Beginning of period                        $9.88            $9.00             N/A              N/A
    End of period                             $13.35            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,523            2,509             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.53             N/A              N/A              N/A
    End of period                             $15.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          73               N/A              N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.62             N/A              N/A
    End of period                             $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,963            8,963             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.07             N/A              N/A              N/A
    End of period                              $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                       $22.52           $20.92             N/A              N/A
    End of period                             $23.33           $22.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              204              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(612)

  Accumulation unit value:
    Beginning of period                       $18.22           $17.28             N/A              N/A
    End of period                             $18.40           $18.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          123              123              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $24.73             N/A              N/A              N/A
    End of period                             $26.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                       $32.74           $29.25             N/A              N/A
    End of period                             $36.75           $32.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               36               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.83             N/A              N/A              N/A
    End of period                             $14.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $16.86           $15.55             N/A              N/A
    End of period                             $17.15           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          136              137              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $13.26             N/A              N/A              N/A
    End of period                             $14.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $10.30            $8.78             N/A              N/A
    End of period                             $12.02           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          241              243              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.56             N/A              N/A
    End of period                             $13.43           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          486              92               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.28             N/A              N/A              N/A
    End of period                             $15.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          375              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.72             N/A              N/A              N/A
    End of period                             $14.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(612)

  Accumulation unit value:
    Beginning of period                       $16.97           $14.88             N/A              N/A
    End of period                             $18.17           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          142              143              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A
    End of period                             $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          468              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.92             N/A              N/A              N/A
    End of period                              $8.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,633             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.80             N/A              N/A
    End of period                             $13.66           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              181              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $12.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                       $16.36           $14.83             N/A              N/A
    End of period                             $17.41           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              144              N/A              N/A

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.67             N/A              N/A
    End of period                             $12.65           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,845            1,557             N/A              N/A

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.86             N/A              N/A
    End of period                             $11.32           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,811            1,532             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                       $18.24           $18.24             N/A              N/A
    End of period                             $19.54           $18.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,849             996              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.48             N/A              N/A
    End of period                             $11.30           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          101              102              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $17.23           $15.09             N/A              N/A
    End of period                             $23.19           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               71               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(737)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.86             N/A              N/A
    End of period                             $13.32            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,224            1,841             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          554              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.43             N/A              N/A
    End of period                             $15.60           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,021            1,590             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,272             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.52             N/A              N/A
    End of period                              $8.42            $8.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,026            4,374             N/A              N/A

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $20.52           $18.27             N/A              N/A
    End of period                             $21.43           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          232             2,331             N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.42             N/A              N/A              N/A
    End of period                             $26.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          772              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.30             N/A              N/A              N/A
    End of period                             $22.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          169              N/A              N/A              N/A

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                       $22.49           $20.45             N/A              N/A
    End of period                             $23.30           $22.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,240            6,250             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                       $19.72           $18.51             N/A              N/A
    End of period                             $21.10           $19.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               282              N/A              N/A

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                       $19.36           $17.62             N/A              N/A
    End of period                             $19.98           $19.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          172              173              N/A              N/A

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.99             N/A              N/A
    End of period                             $12.07           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,802              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                       $15.22           $14.69             N/A              N/A
    End of period                             $15.32           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,983            1,476             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(603)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.09             N/A              N/A
    End of period                             $18.37           $18.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,659            2,913             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $25.19           $23.61             N/A              N/A
    End of period                             $26.28           $25.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,346            4,495             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $32.69           $29.71             N/A              N/A
    End of period                             $36.70           $32.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,005            1,874             N/A              N/A

JNL/JPMorgan International Equity
Division(658)

  Accumulation unit value:
    Beginning of period                       $13.17           $11.38             N/A              N/A
    End of period                             $14.34           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          261              262              N/A              N/A

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.24             N/A              N/A
    End of period                             $18.85           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,466             352              N/A              N/A

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                       $16.84           $15.24             N/A              N/A
    End of period                             $17.13           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,748            1,019             N/A              N/A

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                       $19.18           $16.34             N/A              N/A
    End of period                             $19.34           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,334             622              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(578)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.27             N/A              N/A
    End of period                             $12.98           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,893           35,991             N/A              N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.65             N/A              N/A
    End of period                             $13.42           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        102,149          55,316             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.47             N/A              N/A
    End of period                             $13.31           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,481           53,413             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31             N/A              N/A
    End of period                               N/A            $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                       $10.44            $9.68             N/A              N/A
    End of period                             $10.72           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,677           19,877             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.37             N/A              N/A
    End of period                             $14.07           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,878           11,903             N/A              N/A

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                        $9.76            $9.26             N/A              N/A
    End of period                              $8.87            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               563              N/A              N/A

JNL/JPMorgan International Value
Division(623)

  Accumulation unit value:
    Beginning of period                       $10.29            $8.64             N/A              N/A
    End of period                             $12.00           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,200            1,208             N/A              N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.17             N/A              N/A
    End of period                             $13.82           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,565           33,237             N/A              N/A

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.30             N/A              N/A
    End of period                             $13.42           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,971           13,337             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                       $13.50           $11.61             N/A              N/A
    End of period                             $15.05           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,696           10,371             N/A              N/A

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $14.39           $12.96             N/A              N/A
    End of period                             $14.82           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,834            1,743             N/A              N/A

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $16.96           $14.99             N/A              N/A
    End of period                             $18.15           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,236            2,440             N/A              N/A

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.57             N/A              N/A
    End of period                             $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,631            3,549             N/A              N/A

JNL/S&P Core Index 100 Division(596)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31             N/A              N/A
    End of period                               N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(675)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.52             N/A              N/A
    End of period                             $12.85           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,567            2,453             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(587)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98             N/A              N/A
    End of period                               N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(596)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23             N/A              N/A
    End of period                               N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(598)

  Accumulation unit value:
    Beginning of period                        $9.50            $8.91             N/A              N/A
    End of period                              $8.82            $9.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        118,938          56,503             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.81             N/A              N/A              N/A
    End of period                              $8.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          368              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.94             N/A              N/A
    End of period                             $13.65           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,390           12,890             N/A              N/A

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.81             N/A              N/A
    End of period                             $10.91           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,994             630              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(589)

  Accumulation unit value:
    Beginning of period                       $11.24            $9.76             N/A              N/A
    End of period                             $12.57           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,070            9,462             N/A              N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.87             N/A              N/A
    End of period                              $8.73            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,463            1,329             N/A              N/A

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                       $16.35           $14.43             N/A              N/A
    End of period                             $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,880            2,317             N/A              N/A

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                       $11.66            $9.48             N/A              N/A
    End of period                             $12.64           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        107,828          53,326             N/A              N/A

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                       $11.85            $9.87             N/A              N/A
    End of period                             $11.32           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,193          45,814             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          751              N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                       $18.23           $15.56             N/A              N/A
    End of period                             $19.53           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,663           26,108             N/A              N/A

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.56             N/A              N/A
    End of period                              $5.71            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,977           11,050             N/A              N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.21             N/A              N/A
    End of period                             $11.28           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,765            1,724             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.59             N/A              N/A              N/A
    End of period                             $12.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          131              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                       $17.21           $15.15             N/A              N/A
    End of period                             $23.16           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,587            2,974             N/A              N/A

JNL/MCM Communications Sector
Division(686)

  Accumulation unit value:
    Beginning of period                        $4.50            $4.24             N/A              N/A
    End of period                              $4.47            $4.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          223               -               N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(598)

  Accumulation unit value:
    Beginning of period                        $9.86            $8.50             N/A              N/A
    End of period                             $13.31            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        115,713          48,872             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.10             N/A              N/A
    End of period                             $12.62           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,555            1,058             N/A              N/A

JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.44             N/A              N/A
    End of period                             $11.71           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,868            1,143             N/A              N/A

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,910             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,162             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,201             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.00             N/A              N/A
    End of period                             $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,894            1,370             N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.47             N/A              N/A
    End of period                             $15.60           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,411           13,002             N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.75             N/A              N/A
    End of period                             $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,824           5,104             N/A              N/A

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.44             N/A              N/A
    End of period                             $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,732           20,839             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,702             N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,714             N/A              N/A              N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.50            $5.91            $6.88
    End of period                              $8.42            $8.21            $7.50            $5.91
  Accumulation units outstanding
  at the end of period                        153,309          89,702           86,078              -

JNL/FMR Capital Growth Division(110)

  Accumulation unit value:
    Beginning of period                       $20.51           $17.67           $13.25           $16.31
    End of period                             $21.42           $20.51           $17.67           $13.25
  Accumulation units outstanding
  at the end of period                        38,148           17,354           10,287              -

JNL/Select Large Cap Growth Division(105)

  Accumulation unit value:
    Beginning of period                       $25.49           $23.21           $17.42           $21.76
    End of period                             $26.25           $25.49           $23.21           $17.42
  Accumulation units outstanding
  at the end of period                        44,619           30,723           17,409              -

JNL/Select Global Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $22.66           $22.10             N/A              N/A
    End of period                             $22.71           $22.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,064             114              N/A              N/A

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                       $22.48           $20.61           $17.24           $17.13
    End of period                             $23.28           $22.48           $20.61           $17.24
  Accumulation units outstanding
  at the end of period                        352,375          72,278           26,214            2,704






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(143)

  Accumulation unit value:
    Beginning of period                       $19.72           $17.73           $14.17           $15.86
    End of period                             $21.09           $19.72           $17.73           $14.17
  Accumulation units outstanding
  at the end of period                        17,641            3,459            3,396              -

JNL/Putnam Value Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $19.35           $17.93           $14.63           $17.69
    End of period                             $19.97           $19.35           $17.93           $14.63
  Accumulation units outstanding
  at the end of period                        115,546          41,703           19,264              -

JNL/Select Money Market Division(153)

  Accumulation unit value:
    Beginning of period                       $11.94           $12.05           $12.19           $12.23
    End of period                             $12.07           $11.94           $12.05           $12.19
  Accumulation units outstanding
  at the end of period                        138,762          24,229           41,924              -

JNL/PPM America High Yield Bond
Division(105)

  Accumulation unit value:
    Beginning of period                         N/A            $15.17           $13.00           $13.13
    End of period                               N/A            $15.66           $15.17           $13.00
  Accumulation units outstanding
  at the end of period                          N/A               -             54,118              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                       $15.21           $14.89           $14.96           $13.77
    End of period                             $15.32           $15.21           $14.89           $14.96
  Accumulation units outstanding
  at the end of period                        215,018          89,940           53,180              -

JNL/Salomon Brothers Strategic
Bond Division(96)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.29           $15.49           $14.93
    End of period                             $18.36           $18.19           $17.29           $15.49
  Accumulation units outstanding
  at the end of period                        542,433          199,101          38,505              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $25.17           $23.29           $18.14           $22.87
    End of period                             $26.27           $25.17           $23.29           $18.14
  Accumulation units outstanding
  at the end of period                        228,839          87,285           47,233              -

JNL/T. Rowe Price Mid-Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                       $32.68           $28.15           $20.65           $26.56
    End of period                             $36.68           $32.68           $28.15           $20.65
  Accumulation units outstanding
  at the end of period                        214,543          119,339          38,049              -

JNL/JPMorgan International Equity
Division(126)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.50            $9.10           $11.60
    End of period                             $14.33           $13.16           $11.50            $9.10
  Accumulation units outstanding
  at the end of period                        162,728          44,454           20,004              -

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.51           $12.41           $16.96
    End of period                             $18.84           $17.05           $16.51           $12.41
  Accumulation units outstanding
  at the end of period                        76,742           29,653           29,964              -

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.10           $13.14           $16.19
    End of period                             $17.12           $16.84           $16.10           $13.14
  Accumulation units outstanding
  at the end of period                        102,116          39,611           31,439              -

JNL/Eagle SmallCap Equity Division(105)

  Accumulation unit value:
    Beginning of period                       $19.17           $16.41           $11.92           $16.60
    End of period                             $19.33           $19.17           $16.41           $11.92
  Accumulation units outstanding
  at the end of period                        68,328           28,066            9,481              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(100)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.50            $9.93           $10.95
    End of period                             $12.98           $12.40           $11.50            $9.93
  Accumulation units outstanding
  at the end of period                       2,613,191         781,470          406,689             -

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.58            $9.67           $11.33
    End of period                             $13.42           $12.70           $11.58            $9.67
  Accumulation units outstanding
  at the end of period                       1,359,642         636,471          426,547             -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.26            $9.02           $11.29
    End of period                             $13.31           $12.47           $11.26            $9.02
  Accumulation units outstanding
  at the end of period                        691,754          390,936          60,955              -

JNL/S&P Very Aggressive Growth
Division I(149)

  Accumulation unit value:
    Beginning of period                         N/A            $10.86            $8.45            $9.23
    End of period                               N/A            $11.09           $10.86            $8.45
  Accumulation units outstanding
  at the end of period                          N/A               -              8,766              -

JNL/S&P Equity Growth Division I(95)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $7.96           $10.46
    End of period                               N/A            $10.32           $10.14            $7.96
  Accumulation units outstanding
  at the end of period                          N/A               -             19,041              -

JNL/S&P Equity Aggressive Growth
Division I(100)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37            $8.11           $10.41
    End of period                               N/A            $10.58           $10.37            $8.11
  Accumulation units outstanding
  at the end of period                          N/A               -             16,887              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.64            $7.67            $9.20
    End of period                             $10.71           $10.43            $9.64            $7.67
  Accumulation units outstanding
  at the end of period                       1,662,441         426,504          145,966             -

JNL/MCM S&P 400 MidCap Index Division(104)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.21            $8.47           $10.51
    End of period                             $14.07           $12.77           $11.21            $8.47
  Accumulation units outstanding
  at the end of period                        910,344          233,146          101,376             -

JNL/Alliance Capital Growth Division(110)

  Accumulation unit value:
    Beginning of period                        $9.76            $9.34            $7.63            $9.38
    End of period                              $8.87            $9.76            $9.34            $7.63
  Accumulation units outstanding
  at the end of period                           -              8,912            8,413              -

JNL/JPMorgan International Value
Division(310)

  Accumulation unit value:
    Beginning of period                       $10.29            $8.54            $5.99             N/A
    End of period                             $12.00           $10.29            $8.54             N/A
  Accumulation units outstanding
  at the end of period                        249,279          57,497           17,069             N/A

JNL/PIMCO Total Return Bond Division(100)

  Accumulation unit value:
    Beginning of period                       $13.73           $13.36           $12.97           $12.36
    End of period                             $13.82           $13.73           $13.36           $12.97
  Accumulation units outstanding
  at the end of period                        981,493          248,450          122,384             -

JNL/MCM Small Cap Index Division(100)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.33            $7.90           $10.57
    End of period                             $13.42           $13.09           $11.33            $7.90
  Accumulation units outstanding
  at the end of period                        776,698          176,694          73,968              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(100)

  Accumulation unit value:
    Beginning of period                       $13.50           $11.49            $8.50           $10.46
    End of period                             $15.05           $13.50           $11.49            $8.50
  Accumulation units outstanding
  at the end of period                       1,048,217         224,361          72,930              -

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $14.39           $12.68            $9.28           $12.25
    End of period                             $14.81           $14.39           $12.68            $9.28
  Accumulation units outstanding
  at the end of period                        329,211          199,400          21,623              -

JNL/Lazard Mid Cap Value Division(182)

  Accumulation unit value:
    Beginning of period                       $16.95           $13.82           $10.90           $11.08
    End of period                             $18.14           $16.95           $13.82           $10.90
  Accumulation units outstanding
  at the end of period                        231,825          96,617           58,760            4,180

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.82           $10.68           $10.01
    End of period                             $11.05           $11.03           $10.82           $10.68
  Accumulation units outstanding
  at the end of period                        800,746          141,138          56,284              -

JNL/S&P Core Index 100 Division(116)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24            $8.52            $9.68
    End of period                               N/A            $10.41           $10.24            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             16,784              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.51             N/A              N/A
    End of period                             $12.87           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        475,424          152,488            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94            $7.72            $9.56
    End of period                               N/A            $10.12            $9.94            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -              1,322              -

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $8.12           $10.02
    End of period                               N/A            $10.30           $10.10            $8.12
  Accumulation units outstanding
  at the end of period                          N/A               -             34,993              -

JNL/MCM DowSM 10 Division(182)

  Accumulation unit value:
    Beginning of period                        $9.50            $9.39            $7.59            $7.35
    End of period                              $8.81            $9.50            $9.39            $7.59
  Accumulation units outstanding
  at the end of period                       3,471,716         972,868          385,442           8,846

JNL/Putnam Midcap Growth Division(110)

  Accumulation unit value:
    Beginning of period                        $7.49            $6.42            $4.89            $6.24
    End of period                              $8.26            $7.49            $6.42            $4.89
  Accumulation units outstanding
  at the end of period                        56,996           16,621           13,875              -

JNL/T. Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.53            $9.03           $11.24
    End of period                             $13.64           $13.07           $11.53            $9.03
  Accumulation units outstanding
  at the end of period                        574,740          190,713          103,667             -

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.36            $8.37            $8.96
    End of period                             $10.91           $10.08            $9.36            $8.37
  Accumulation units outstanding
  at the end of period                        264,853          74,110           57,916              -






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(105)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.68            $7.00            $9.02
    End of period                             $12.57           $11.23            $9.68            $7.00
  Accumulation units outstanding
  at the end of period                        293,959          118,567          52,449              -

JNL/Oppenheimer Growth Division(105)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.93            $6.85            $8.61
    End of period                              $8.73            $8.13            $7.93            $6.85
  Accumulation units outstanding
  at the end of period                        91,282           23,457           14,794              -

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                       $16.35           $14.48           $10.92           $10.64
    End of period                             $17.40           $16.35           $14.48           $10.92
  Accumulation units outstanding
  at the end of period                        247,394          143,781          14,331              -

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                       $11.65            $9.25            $7.06            $6.87
    End of period                             $12.63           $11.65            $9.25            $7.06
  Accumulation units outstanding
  at the end of period                       3,162,361         822,843          275,670            87

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                       $11.85            $9.88            $7.56            $7.11
    End of period                             $11.31           $11.85            $9.88            $7.56
  Accumulation units outstanding
  at the end of period                       2,860,940         802,350          301,641            84

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.77            $9.83             N/A              N/A
    End of period                             $10.34           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,176             373              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(206)

  Accumulation unit value:
    Beginning of period                       $18.22           $16.45           $11.30           $10.20
    End of period                             $19.52           $18.22           $16.45           $11.30
  Accumulation units outstanding
  at the end of period                       1,694,833         474,151          169,740            59

JNL/MCM Technology Sector Division(556)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.64             N/A              N/A
    End of period                              $5.71            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        147,308          30,334             N/A              N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.47           $10.17             N/A
    End of period                             $11.28           $10.66           $10.47             N/A
  Accumulation units outstanding
  at the end of period                        217,771          18,233              -               N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.99           $10.62             N/A              N/A
    End of period                             $12.52           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,829            8,620             N/A              N/A

JNL/MCM Oil & Gas Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $17.21           $13.71             N/A              N/A
    End of period                             $23.15           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        275,589          24,974             N/A              N/A

JNL/MCM Communications Sector
Division(556)

  Accumulation unit value:
    Beginning of period                        $4.50            $4.07             N/A              N/A
    End of period                              $4.47            $4.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,955           11,989             N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(206)

  Accumulation unit value:
    Beginning of period                        $9.86            $8.52            $7.28            $7.78
    End of period                             $13.31            $9.86            $8.52            $7.28
  Accumulation units outstanding
  at the end of period                       2,900,441         861,796          329,499            78

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                         N/A             $9.39            $7.78            $9.90
    End of period                               N/A             $9.18            $9.39            $7.78
  Accumulation units outstanding
  at the end of period                          N/A               -              6,491              -

JNL/AIM Small Cap Growth Division(183)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.26            $8.27            $8.41
    End of period                             $12.62           $11.84           $11.26            $8.27
  Accumulation units outstanding
  at the end of period                        112,541          52,996           38,920              -

JNL/AIM Large Cap Growth Division(100)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.26            $8.02           $10.19
    End of period                             $11.71           $11.10           $10.26            $8.02
  Accumulation units outstanding
  at the end of period                        300,797          84,645           29,956              -

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,728             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(872)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        150,047            N/A              N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,128             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.84             N/A              N/A
    End of period                             $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,884          38,070             N/A              N/A

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.77             N/A              N/A
    End of period                             $15.60           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,357,335         215,628            N/A              N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.77             N/A              N/A
    End of period                             $11.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       9,754,591         760,602            N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.89             N/A              N/A
    End of period                             $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,008,107         116,959            N/A              N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.89             N/A              N/A
    End of period                             $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,365,994         197,807            N/A              N/A






INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(689)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.94             N/A              N/A
    End of period                             $10.52           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        519,908          110,847            N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.66%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.04             N/A              N/A              N/A
    End of period                              $8.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,487             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.83             N/A              N/A              N/A
    End of period                             $26.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,440             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $22.03             N/A              N/A              N/A
    End of period                             $23.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,758             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.93             N/A              N/A
    End of period                             $12.05           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,080           156,936            N/A              N/A

JNL/PPM America High Yield Bond
Division(594)

  Accumulation unit value:
    Beginning of period                         N/A            $14.93             N/A              N/A
    End of period                               N/A            $15.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $18.31             N/A              N/A              N/A
    End of period                             $18.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,664             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                       $25.15           $23.53             N/A              N/A
    End of period                             $26.24           $25.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,658           13,500             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                       $32.65           $29.28             N/A              N/A
    End of period                             $36.64           $32.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,919            4,250             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(597)

  Accumulation unit value:
    Beginning of period                       $19.15           $16.93             N/A              N/A
    End of period                             $19.32           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,294            3,711             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(662)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.51             N/A              N/A
    End of period                             $12.96           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,946          90,395             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A
    End of period                             $13.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,720             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.88             N/A              N/A              N/A
    End of period                             $13.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,678             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.82             N/A              N/A
    End of period                             $10.71           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,863           12,788             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(597)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.53             N/A              N/A
    End of period                             $14.06           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,153           10,820             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(597)

  Accumulation unit value:
    Beginning of period                       $10.28            $8.87             N/A              N/A
    End of period                             $11.99           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,565           27,404             N/A              N/A

JNL/PIMCO Total Return Bond Division(710)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.70             N/A              N/A
    End of period                             $13.81           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,801            8,955             N/A              N/A

JNL/MCM Small Cap Index Division(597)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.52             N/A              N/A
    End of period                             $13.41           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,190            5,336             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $14.39             N/A              N/A              N/A
    End of period                             $15.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,815             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.18             N/A              N/A              N/A
    End of period                             $18.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,961             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.50             N/A              N/A
    End of period                             $12.86           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,680           15,652             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(597)

  Accumulation unit value:
    Beginning of period                        $9.49            $9.01             N/A              N/A
    End of period                              $8.81            $9.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,725           40,321             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                       $11.65            $9.67             N/A              N/A
    End of period                             $12.62           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,955           15,827             N/A              N/A

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.60             N/A              N/A
    End of period                             $11.30           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,225           15,652             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(612)

  Accumulation unit value:
    Beginning of period                       $18.21           $15.95             N/A              N/A
    End of period                             $19.51           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,380            9,890             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.90             N/A              N/A              N/A
    End of period                              $5.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,619             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,834             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(612)

  Accumulation unit value:
    Beginning of period                        $9.85            $8.45             N/A              N/A
    End of period                             $13.30            $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,168           17,713             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,053             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,120             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.75             N/A              N/A              N/A
    End of period                             $15.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,425             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        489,658            N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.17             N/A              N/A              N/A
    End of period                              $8.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,535             N/A              N/A              N/A

JNL/FMR Capital Growth Division(636)

  Accumulation unit value:
    Beginning of period                       $20.47           $16.21             N/A              N/A
    End of period                             $21.37           $20.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,401            1,819             N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                       $22.44           $20.77             N/A              N/A
    End of period                             $23.24           $22.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,285            8,396             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(606)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.96             N/A              N/A
    End of period                             $12.04           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,252            5,223             N/A              N/A

JNL/PPM America High Yield Bond
Division(606)

  Accumulation unit value:
    Beginning of period                         N/A            $15.06             N/A              N/A
    End of period                               N/A            $15.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                       $15.18           $14.66             N/A              N/A
    End of period                             $15.28           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,277             434              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(592)

  Accumulation unit value:
    Beginning of period                       $18.15           $16.95             N/A              N/A
    End of period                             $18.32           $18.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,908            7,677             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                       $25.13           $22.30             N/A              N/A
    End of period                             $26.21           $25.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,143            3,444             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $32.62           $29.23             N/A              N/A
    End of period                             $36.60           $32.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,669            2,017             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.73             N/A              N/A              N/A
    End of period                             $14.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          790              N/A              N/A              N/A

JNL/Alger Growth Division(660)

  Accumulation unit value:
    Beginning of period                       $17.02           $15.46             N/A              N/A
    End of period                             $18.80           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          342              213              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                       $19.14           $16.92             N/A              N/A
    End of period                             $19.30           $19.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,738             499              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.48             N/A              N/A
    End of period                             $12.95           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,581           13,699             N/A              N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.64             N/A              N/A
    End of period                             $13.40           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,329            4,880             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(653)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.11             N/A              N/A
    End of period                             $13.28           $12.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,902           25,641             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A            $11.04             N/A              N/A
    End of period                               N/A            $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28             N/A              N/A
    End of period                               N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(638)

  Accumulation unit value:
    Beginning of period                         N/A             $9.87             N/A              N/A
    End of period                               N/A            $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.77             N/A              N/A
    End of period                             $10.70           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,955           17,933             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.39             N/A              N/A
    End of period                             $14.05           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,629           23,021             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(603)

  Accumulation unit value:
    Beginning of period                       $10.27            $8.86             N/A              N/A
    End of period                             $11.98           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,586            1,830             N/A              N/A

JNL/PIMCO Total Return Bond Division(592)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.16             N/A              N/A
    End of period                             $13.80           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,883           12,325             N/A              N/A

JNL/MCM Small Cap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.50             N/A              N/A
    End of period                             $13.41           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,500            7,120             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(592)

  Accumulation unit value:
    Beginning of period                       $13.49           $11.58             N/A              N/A
    End of period                             $15.03           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,646           19,662             N/A              N/A

JNL/Lazard Small Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                       $14.37           $13.12             N/A              N/A
    End of period                             $14.79           $14.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,032             346              N/A              N/A

JNL/Lazard Mid Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                       $16.93           $15.11             N/A              N/A
    End of period                             $18.11           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,899            1,358             N/A              N/A

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.99             N/A              N/A
    End of period                             $11.04           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,298            5,022             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.49             N/A              N/A
    End of period                             $12.85           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,851            4,601             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(667)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91             N/A              N/A
    End of period                               N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(592)

  Accumulation unit value:
    Beginning of period                        $9.49            $8.84             N/A              N/A
    End of period                              $8.80            $9.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,136          38,381             N/A              N/A

JNL/Putnam Midcap Growth Division(606)

  Accumulation unit value:
    Beginning of period                        $7.48            $6.78             N/A              N/A
    End of period                              $8.25            $7.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          911               -               N/A              N/A

JNL/T. Rowe Price Value Division(592)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.62             N/A              N/A
    End of period                             $13.63           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,868           22,643             N/A              N/A

JNL/FMR Balanced Division(592)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.24             N/A              N/A
    End of period                             $10.90           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,582           26,922             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.70             N/A              N/A
    End of period                             $12.56           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,740            2,553             N/A              N/A

JNL/Oppenheimer Growth Division(596)

  Accumulation unit value:
    Beginning of period                        $8.12            $8.03             N/A              N/A
    End of period                              $8.72            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,918            2,491             N/A              N/A

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                       $16.34           $14.94             N/A              N/A
    End of period                             $17.39           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,344             543              N/A              N/A

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                       $11.64            $9.36             N/A              N/A
    End of period                             $12.62           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,187           28,490             N/A              N/A

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.11             N/A              N/A
    End of period                             $11.30           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,924           32,401             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(733)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.63             N/A              N/A
    End of period                             $10.35           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          32               30               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(603)

  Accumulation unit value:
    Beginning of period                       $18.20           $16.02             N/A              N/A
    End of period                             $19.50           $18.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,442           10,963             N/A              N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.14             N/A              N/A
    End of period                              $5.70            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,239             555              N/A              N/A

JNL/MCM Healthcare Sector Division(675)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.28             N/A              N/A
    End of period                             $11.27           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,786             786              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.60             N/A              N/A              N/A
    End of period                             $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(675)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.67             N/A              N/A
    End of period                             $23.12           $17.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,825             500              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.29             N/A              N/A              N/A
    End of period                              $4.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(592)

  Accumulation unit value:
    Beginning of period                        $9.84            $8.32             N/A              N/A
    End of period                             $13.29            $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,904           28,971             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.09             N/A              N/A
    End of period                             $12.61           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,644            1,243             N/A              N/A

JNL/AIM Large Cap Growth Division(714)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.84             N/A              N/A
    End of period                             $11.70           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,530             82               N/A              N/A

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,646             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          625              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,244             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,903             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.69             N/A              N/A
    End of period                             $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,354            1,300             N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.78             N/A              N/A
    End of period                             $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,623           11,752             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,693             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.44             N/A              N/A
    End of period                             $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,409             39               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(720)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.20             N/A              N/A
    End of period                             $10.52           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,200            1,358             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.695%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                        $8.19            $7.48            $5.90            $5.90
    End of period                              $8.39            $8.19            $7.48            $5.90
  Accumulation units outstanding
  at the end of period                        48,569           52,783           84,635            1,422

JNL/FMR Capital Growth Division(334)

  Accumulation unit value:
    Beginning of period                       $20.42           $17.60           $14.48             N/A
    End of period                             $21.32           $20.42           $17.60             N/A
  Accumulation units outstanding
  at the end of period                         3,258            3,260            2,662             N/A

JNL/Select Large Cap Growth Division(193)

  Accumulation unit value:
    Beginning of period                       $25.38           $23.12           $17.36           $16.60
    End of period                             $26.12           $25.38           $23.12           $17.36
  Accumulation units outstanding
  at the end of period                        61,573           84,545           32,533             687

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $22.38             N/A              N/A              N/A
    End of period                             $22.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          539              N/A              N/A              N/A

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                       $22.38           $20.53           $17.18           $18.38
    End of period                             $23.17           $22.38           $20.53           $17.18
  Accumulation units outstanding
  at the end of period                        55,443           66,934           41,585            2,145






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(188)

  Accumulation unit value:
    Beginning of period                       $19.63           $17.66           $14.12           $14.00
    End of period                             $20.99           $19.63           $17.66           $14.12
  Accumulation units outstanding
  at the end of period                         2,590            1,986           19,307             266

JNL/Putnam Value Equity Division(193)

  Accumulation unit value:
    Beginning of period                       $19.27           $17.86           $14.58           $13.38
    End of period                             $19.88           $19.27           $17.86           $14.58
  Accumulation units outstanding
  at the end of period                        22,480           25,840           12,393             529

JNL/Select Money Market Division(228)

  Accumulation unit value:
    Beginning of period                       $11.89           $12.00           $12.15           $12.16
    End of period                             $12.01           $11.89           $12.00           $12.15
  Accumulation units outstanding
  at the end of period                        27,399           21,190           32,472            9,956

JNL/PPM America High Yield Bond
Division(233)

  Accumulation unit value:
    Beginning of period                         N/A            $15.11           $12.95           $12.93
    End of period                               N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A               -             38,187             208

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                       $15.15           $14.83           $14.91           $14.72
    End of period                             $15.24           $15.15           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                        34,904           32,264           32,462            9,075

JNL/Salomon Brothers Strategic
Bond Division(233)

  Accumulation unit value:
    Beginning of period                       $18.11           $17.23           $15.43           $15.18
    End of period                             $18.27           $18.11           $17.23           $15.43
  Accumulation units outstanding
  at the end of period                        27,865           29,560           22,229             248






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                       $25.07           $23.20           $18.08           $18.72
    End of period                             $26.15           $25.07           $23.20           $18.08
  Accumulation units outstanding
  at the end of period                        44,732           47,811           28,132             422

JNL/T. Rowe Price Mid-Cap Growth
Division(130)

  Accumulation unit value:
    Beginning of period                       $32.54           $28.04           $20.58           $24.94
    End of period                             $36.50           $32.54           $28.04           $20.58
  Accumulation units outstanding
  at the end of period                        20,873           29,980           24,980            1,373

JNL/JPMorgan International Equity
Division(193)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.46            $9.07            $8.40
    End of period                             $14.26           $13.10           $11.46            $9.07
  Accumulation units outstanding
  at the end of period                         9,999            9,102           23,345            4,606

JNL/Alger Growth Division(188)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.45           $12.37           $12.94
    End of period                             $18.75           $16.98           $16.45           $12.37
  Accumulation units outstanding
  at the end of period                        32,901           40,690           26,830             375

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.05           $13.10           $15.38
    End of period                             $17.05           $16.77           $16.05           $13.10
  Accumulation units outstanding
  at the end of period                        15,016           13,912           26,683             743

JNL/Eagle SmallCap Equity Division(130)

  Accumulation unit value:
    Beginning of period                       $19.10           $16.35           $11.88           $14.64
    End of period                             $19.25           $19.10           $16.35           $11.88
  Accumulation units outstanding
  at the end of period                        11,135           14,530           13,624            2,173






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(175)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.47            $9.91           $10.11
    End of period                             $12.93           $12.36           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                        175,144          170,263          168,563          23,395

JNL/S&P Managed Growth Division(130)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.56            $9.65           $10.68
    End of period                             $13.37           $12.66           $11.56            $9.65
  Accumulation units outstanding
  at the end of period                        425,413          503,505          392,227          51,499

JNL/S&P Managed Aggressive Growth
Division(228)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.23            $9.00            $9.13
    End of period                             $13.26           $12.43           $11.23            $9.00
  Accumulation units outstanding
  at the end of period                        99,579           133,412          70,746            1,028

JNL/S&P Very Aggressive Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A            $10.83            $8.33             N/A
    End of period                               N/A            $11.06           $10.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             30,229             N/A

JNL/S&P Equity Growth Division I(189)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11            $7.94            $7.94
    End of period                               N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A               -             34,063            1,191

JNL/S&P Equity Aggressive Growth
Division I(379)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34            $9.18             N/A
    End of period                               N/A            $10.55           $10.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             29,979             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.63            $7.67            $8.29
    End of period                             $10.70           $10.42            $9.63            $7.67
  Accumulation units outstanding
  at the end of period                        184,776          292,287          191,504           2,379

JNL/MCM S&P 400 MidCap Index Division(145)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.20            $8.47            $9.19
    End of period                             $14.04           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        65,890           82,441           82,009            6,475

JNL/Alliance Capital Growth Division(312)

  Accumulation unit value:
    Beginning of period                        $9.73            $9.31            $7.97             N/A
    End of period                              $8.84            $9.73            $9.31             N/A
  Accumulation units outstanding
  at the end of period                           -              6,659           60,105             N/A

JNL/JPMorgan International Value
Division(329)

  Accumulation unit value:
    Beginning of period                       $10.26            $8.51            $6.42             N/A
    End of period                             $11.96           $10.26            $8.51             N/A
  Accumulation units outstanding
  at the end of period                        65,979           80,872           27,118             N/A

JNL/PIMCO Total Return Bond Division(127)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.33           $12.94           $12.39
    End of period                             $13.77           $13.69           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        78,198           76,729           71,048           10,638

JNL/MCM Small Cap Index Division(145)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.32            $7.89            $8.98
    End of period                             $13.40           $13.07           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        60,661           70,404           72,873            4,666






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(145)

  Accumulation unit value:
    Beginning of period                       $13.48           $11.48            $8.50            $9.88
    End of period                             $15.02           $13.48           $11.48            $8.50
  Accumulation units outstanding
  at the end of period                        46,859           55,137           49,748            2,091

JNL/Lazard Small Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                       $14.34           $12.64            $9.26            $9.39
    End of period                             $14.76           $14.34           $12.64            $9.26
  Accumulation units outstanding
  at the end of period                        26,326           29,275           32,613            4,088

JNL/Lazard Mid Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                       $16.90           $13.78           $10.87           $10.89
    End of period                             $18.08           $16.90           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                        21,373           23,906           15,188            2,042

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.81           $10.68           $10.19
    End of period                             $11.04           $11.02           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                        62,678           62,777           45,830            1,049

JNL/S&P Core Index 100 Division(130)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $8.52            $9.40
    End of period                               N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             73,223            2,985

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.47             N/A              N/A
    End of period                             $12.82           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,977           60,525             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(198)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $7.71            $7.49
    End of period                               N/A            $10.11            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -             30,865            1,864

JNL/S&P Core Index 75 Division(306)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $8.00             N/A
    End of period                               N/A            $10.29           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             28,046             N/A

JNL/MCM DowSM 10 Division(145)

  Accumulation unit value:
    Beginning of period                        $9.48            $9.37            $7.58            $8.09
    End of period                              $8.79            $9.48            $9.37            $7.58
  Accumulation units outstanding
  at the end of period                        262,789          244,868          210,557          16,361

JNL/Putnam Midcap Growth Division(188)

  Accumulation unit value:
    Beginning of period                        $7.47            $6.41            $4.88            $4.86
    End of period                              $8.24            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        15,088           16,309           18,039             765

JNL/T. Rowe Price Value Division(174)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.51            $9.01            $9.43
    End of period                             $13.61           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        64,795           97,255           58,381            4,004

JNL/FMR Balanced Division(193)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.35            $8.36            $8.19
    End of period                             $10.88           $10.05            $9.35            $8.36
  Accumulation units outstanding
  at the end of period                        35,609           38,408           35,100            2,363






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $11.22            $9.67            $6.56             N/A
    End of period                             $12.54           $11.22            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        28,775           24,011           22,146             N/A

JNL/Oppenheimer Growth Division(271)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.92            $6.63             N/A
    End of period                              $8.71            $8.12            $7.92             N/A
  Accumulation units outstanding
  at the end of period                         5,080            4,942            6,117             N/A

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                       $16.34           $14.48           $10.66             N/A
    End of period                             $17.37           $16.34           $14.48             N/A
  Accumulation units outstanding
  at the end of period                        21,217           19,798           13,516             N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                       $11.63            $9.23            $7.05            $8.16
    End of period                             $12.60           $11.63            $9.23            $7.05
  Accumulation units outstanding
  at the end of period                        152,178          143,946          119,126          12,655

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                       $11.82            $9.86            $7.55            $8.69
    End of period                             $11.28           $11.82            $9.86            $7.55
  Accumulation units outstanding
  at the end of period                        161,322          158,695          132,240          15,874

JNL/MCM Consumer Brands Sector
Division(505)

  Accumulation unit value:
    Beginning of period                       $10.74            $9.88             N/A              N/A
    End of period                             $10.31           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,943            1,461             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(145)

  Accumulation unit value:
    Beginning of period                       $18.18           $16.42           $11.28           $12.63
    End of period                             $19.47           $18.18           $16.42           $11.28
  Accumulation units outstanding
  at the end of period                        88,897           84,424           77,369            8,969

JNL/MCM Technology Sector Division(490)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.94             N/A              N/A
    End of period                              $5.69            $5.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,061            9,646             N/A              N/A

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.48             N/A              N/A
    End of period                             $11.25           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,676           10,873             N/A              N/A

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.72             N/A              N/A
    End of period                             $12.48           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,785            5,843             N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $17.17           $13.25             N/A              N/A
    End of period                             $23.09           $17.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,621            9,011             N/A              N/A

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                        $4.49            $4.06             N/A              N/A
    End of period                              $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          881              885              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                        $9.83            $8.50            $7.27            $9.67
    End of period                             $13.27            $9.83            $8.50            $7.27
  Accumulation units outstanding
  at the end of period                        164,092          168,827          170,841          14,635

JNL/AIM Premier Equity II Division(333)

  Accumulation unit value:
    Beginning of period                         N/A             $9.38            $8.06             N/A
    End of period                               N/A             $9.16            $9.38             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,564             N/A

JNL/AIM Small Cap Growth Division(188)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.25            $8.26            $8.14
    End of period                             $12.60           $11.82           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                         8,462            8,806           22,109             457

JNL/AIM Large Cap Growth Division(162)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.25            $8.02            $8.29
    End of period                             $11.68           $11.08           $10.25            $8.02
  Accumulation units outstanding
  at the end of period                        31,674           31,964           19,686             547

JNL/AIM Real Estate Division(855)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,134             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,514             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,188             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.78             N/A              N/A
    End of period                             $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,532             186              N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.46             N/A              N/A
    End of period                             $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,519             613              N/A              N/A

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.56             N/A              N/A
    End of period                             $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        207,362          42,869             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.14             N/A              N/A
    End of period                             $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,913            9,354             N/A              N/A

JNL/S&P Managed Moderate Division(716)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.34             N/A              N/A
    End of period                             $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028            1,031             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,785            1,904             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(85)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.48            $5.90            $7.88
    End of period                              $8.39            $8.18            $7.48            $5.90
  Accumulation units outstanding
  at the end of period                        165,233          172,443          88,530           22,441

JNL/FMR Capital Growth Division(146)

  Accumulation unit value:
    Beginning of period                       $20.41           $17.59           $13.19           $14.26
    End of period                             $21.30           $20.41           $17.59           $13.19
  Accumulation units outstanding
  at the end of period                        19,672           25,577            9,073             582

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                       $25.38           $23.12           $17.36           $23.53
    End of period                             $26.12           $25.38           $23.12           $17.36
  Accumulation units outstanding
  at the end of period                        36,312           29,322           13,009            4,212

JNL/Select Global Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $22.55           $20.13             N/A              N/A
    End of period                             $22.59           $22.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,719            4,077             N/A              N/A

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                       $22.37           $20.52           $17.17           $18.36
    End of period                             $23.16           $22.37           $20.52           $17.17
  Accumulation units outstanding
  at the end of period                        251,275          149,906          46,180           28,301






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(80)

  Accumulation unit value:
    Beginning of period                       $19.62           $17.65           $14.11           $18.25
    End of period                             $20.98           $19.62           $17.65           $14.11
  Accumulation units outstanding
  at the end of period                        11,082            8,016            4,835            3,491

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $19.26           $17.85           $14.58           $17.79
    End of period                             $19.87           $19.26           $17.85           $14.58
  Accumulation units outstanding
  at the end of period                        44,195           37,620           15,931            2,639

JNL/Select Money Market Division(80)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.98           $12.13           $12.19
    End of period                             $11.98           $11.87           $11.98           $12.13
  Accumulation units outstanding
  at the end of period                        141,087          77,098           90,558           119,519

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                         N/A            $15.11           $12.95           $13.01
    End of period                               N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A               -             119,961           9,786

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.14           $14.83           $14.91           $13.74
    End of period                             $15.24           $15.14           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                        123,611          83,122           63,990           17,862

JNL/Salomon Brothers Strategic
Bond Division(132)

  Accumulation unit value:
    Beginning of period                       $18.10           $17.22           $15.43           $14.78
    End of period                             $18.26           $18.10           $17.22           $15.43
  Accumulation units outstanding
  at the end of period                        232,675          117,781          57,226            5,277






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $25.05           $23.19           $18.07           $22.71
    End of period                             $26.13           $25.05           $23.19           $18.07
  Accumulation units outstanding
  at the end of period                        113,843          88,660           26,241            3,238

JNL/T. Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $32.52           $28.03           $20.57           $25.34
    End of period                             $36.48           $32.52           $28.03           $20.57
  Accumulation units outstanding
  at the end of period                        142,408          95,024           29,647            3,919

JNL/JPMorgan International Equity
Division(183)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.45            $9.06            $9.40
    End of period                             $14.25           $13.10           $11.45            $9.06
  Accumulation units outstanding
  at the end of period                        61,775           38,985           17,968            5,498

JNL/Alger Growth Division(71)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.44           $12.36           $18.36
    End of period                             $18.74           $16.98           $16.44           $12.36
  Accumulation units outstanding
  at the end of period                        67,591           52,129           27,303           12,515

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.41           $13.10           $16.36
    End of period                             $17.04           $16.77           $16.41           $13.10
  Accumulation units outstanding
  at the end of period                        46,003           46,004           13,491            5,136

JNL/Eagle SmallCap Equity Division(80)

  Accumulation unit value:
    Beginning of period                       $19.09           $16.35           $11.88           $16.53
    End of period                             $19.24           $19.09           $16.35           $11.88
  Accumulation units outstanding
  at the end of period                        93,072           40,531           16,463           14,218






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.47            $9.91           $10.81
    End of period                             $12.92           $12.35           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                       1,352,590         845,092          351,796          101,162

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.55            $9.65           $10.96
    End of period                             $13.37           $12.65           $11.55            $9.65
  Accumulation units outstanding
  at the end of period                       1,734,250        1,508,475         536,724          145,834

JNL/S&P Managed Aggressive Growth
Division(80)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.22            $9.00           $11.30
    End of period                             $13.25           $12.43           $11.22            $9.00
  Accumulation units outstanding
  at the end of period                        716,600          742,983          91,417           54,036

JNL/S&P Very Aggressive Growth
Division I(78)

  Accumulation unit value:
    Beginning of period                         N/A            $10.83            $8.43           $11.18
    End of period                               N/A            $11.06           $10.83            $8.43
  Accumulation units outstanding
  at the end of period                          N/A               -             14,467           17,011

JNL/S&P Equity Growth Division I(80)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11            $7.94           $10.51
    End of period                               N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A               -             97,538           30,006

JNL/S&P Equity Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34            $8.09            $9.26
    End of period                               N/A            $10.54           $10.34            $8.09
  Accumulation units outstanding
  at the end of period                          N/A               -             13,450             733






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.63            $7.66           $10.02
    End of period                             $10.69           $10.42            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                       1,080,434         664,455          201,966          49,124

JNL/MCM S&P 400 MidCap Index Division(119)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.20            $8.47           $10.70
    End of period                             $14.04           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        487,124          367,456          86,603           12,927

JNL/Alliance Capital Growth Division(55)

  Accumulation unit value:
    Beginning of period                        $9.73            $9.31            $7.62           $10.39
    End of period                              $7.93            $9.73            $9.31            $7.62
  Accumulation units outstanding
  at the end of period                           -             28,448           14,322            7,961

JNL/JPMorgan International Value
Division(237)

  Accumulation unit value:
    Beginning of period                       $10.25            $8.51            $6.21            $6.35
    End of period                             $11.95           $10.25            $8.51            $6.21
  Accumulation units outstanding
  at the end of period                        225,353          106,070          24,117            1,502

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.33           $12.94           $12.30
    End of period                             $13.77           $13.68           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        528,417          278,834          170,296          81,007

JNL/MCM Small Cap Index Division(119)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.32            $7.89           $10.42
    End of period                             $13.39           $13.07           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        464,401          335,267          80,310            9,013






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(119)

  Accumulation unit value:
    Beginning of period                       $13.49           $11.48            $8.50           $10.66
    End of period                             $15.02           $13.49           $11.48            $8.50
  Accumulation units outstanding
  at the end of period                        483,043          317,955          53,668           14,043

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                       $14.34           $12.64            $9.26           $11.22
    End of period                             $14.75           $14.34           $12.64            $9.26
  Accumulation units outstanding
  at the end of period                        151,416          113,442          37,535           11,809

JNL/Lazard Mid Cap Value Division(85)

  Accumulation unit value:
    Beginning of period                       $16.89           $13.78           $10.87           $13.37
    End of period                             $18.07           $16.89           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                        213,843          117,716          29,904           11,098

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.82           $10.68            $9.99
    End of period                             $11.04           $11.02           $10.82           $10.68
  Accumulation units outstanding
  at the end of period                        444,931          280,223          69,681            5,947

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $8.52            $9.68
    End of period                               N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             31,154            3,180

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.47             N/A              N/A
    End of period                             $12.81           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        346,727          302,067            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(96)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $7.71           $10.06
    End of period                               N/A            $10.11            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -             18,092            1,436

JNL/S&P Core Index 75 Division(427)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $9.49             N/A
    End of period                               N/A            $10.29           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,951             N/A

JNL/MCM DowSM 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.37            $7.58            $9.25
    End of period                              $8.79            $9.47            $9.37            $7.58
  Accumulation units outstanding
  at the end of period                       1,254,953        1,061,128         349,028          28,172

JNL/Putnam Midcap Growth Division(85)

  Accumulation unit value:
    Beginning of period                        $7.47            $6.41            $4.88            $6.85
    End of period                              $8.24            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        132,440          54,560           11,941           11,094

JNL/T. Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.51            $9.01           $10.74
    End of period                             $13.60           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        370,934          273,630          85,597           28,736

JNL/FMR Balanced Division(71)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.34            $8.36            $9.22
    End of period                             $10.88           $10.05            $9.34            $8.36
  Accumulation units outstanding
  at the end of period                        168,377          122,734          57,287           17,956






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(55)

  Accumulation unit value:
    Beginning of period                       $11.21            $9.67            $7.00            $8.87
    End of period                             $12.54           $11.21            $9.67            $7.00
  Accumulation units outstanding
  at the end of period                        207,186          191,468          29,716           22,855

JNL/Oppenheimer Growth Division(53)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.92            $6.84            $8.80
    End of period                              $8.71            $8.12            $7.92            $6.84
  Accumulation units outstanding
  at the end of period                        43,671           43,328           12,386            2,195

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                       $16.33           $14.48           $10.44             N/A
    End of period                             $17.37           $16.33           $14.48             N/A
  Accumulation units outstanding
  at the end of period                        69,883           46,918           17,117             N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.62            $9.23            $7.05            $8.93
    End of period                             $12.59           $11.62            $9.23            $7.05
  Accumulation units outstanding
  at the end of period                        990,713          659,497          241,400          15,413

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.81            $9.86            $7.55            $9.65
    End of period                             $11.28           $11.81            $9.86            $7.55
  Accumulation units outstanding
  at the end of period                       1,094,639         737,111          277,602          25,467

JNL/MCM Consumer Brands Sector
Division(477)

  Accumulation unit value:
    Beginning of period                       $10.74            $9.92            $9.62             N/A
    End of period                             $10.30           $10.74            $9.92             N/A
  Accumulation units outstanding
  at the end of period                        38,533           35,742            2,617             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $18.17           $16.42           $11.28           $15.13
    End of period                             $19.46           $18.17           $16.42           $11.28
  Accumulation units outstanding
  at the end of period                        539,705          388,958          137,763           9,301

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.68            $5.45             N/A
    End of period                              $5.69            $5.65            $5.68             N/A
  Accumulation units outstanding
  at the end of period                        103,401          78,647            4,619             N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.45           $10.18             N/A
    End of period                             $11.25           $10.63           $10.45             N/A
  Accumulation units outstanding
  at the end of period                        123,721          107,859           2,474             N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.72           $10.39             N/A
    End of period                             $12.48           $11.96           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        51,832           46,388            2,423             N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $17.16           $13.09           $12.54             N/A
    End of period                             $23.08           $17.16           $13.09             N/A
  Accumulation units outstanding
  at the end of period                        115,812          88,964            2,007             N/A

JNL/MCM Communications Sector
Division(477)

  Accumulation unit value:
    Beginning of period                        $4.49            $3.88            $3.64             N/A
    End of period                              $4.46            $4.49            $3.88             N/A
  Accumulation units outstanding
  at the end of period                        53,153           33,777            6,911             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $9.83            $8.50            $7.27            $9.81
    End of period                             $13.26            $9.83            $8.50            $7.27
  Accumulation units outstanding
  at the end of period                       1,022,473         771,336          294,861          13,413

JNL/AIM Premier Equity II Division(53)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $7.77           $10.31
    End of period                               N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -              9,227            4,908

JNL/AIM Small Cap Growth Division(85)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.25            $8.26           $11.20
    End of period                             $12.60           $11.82           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                        72,209           56,399           28,339            5,948

JNL/AIM Large Cap Growth Division(127)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.25            $8.01            $9.51
    End of period                             $11.68           $11.08           $10.25            $8.01
  Accumulation units outstanding
  at the end of period                        152,528          141,306          41,266            6,740

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,633             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,079             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(842)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,778             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.85             N/A              N/A
    End of period                             $10.54           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,270           12,870             N/A              N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.76             N/A              N/A
    End of period                             $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        458,423          46,078             N/A              N/A

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.72             N/A              N/A
    End of period                             $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,031,465         167,871            N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.76             N/A              N/A
    End of period                             $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        408,637          49,555             N/A              N/A

JNL/S&P Managed Moderate Division(675)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.00             N/A              N/A
    End of period                             $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        583,596          43,635             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(697)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.09             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        195,691          75,180             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 1.71%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(109)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.48            $5.89            $7.15
    End of period                              $8.38            $8.18            $7.48            $5.89
  Accumulation units outstanding
  at the end of period                        384,109         1,125,896         972,745          570,485

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $20.39           $17.58           $13.18           $16.88
    End of period                             $21.28           $20.39           $17.58           $13.18
  Accumulation units outstanding
  at the end of period                        44,555           50,921           60,414           20,669

JNL/Select Large Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $25.35           $23.09           $17.34           $21.72
    End of period                             $26.08           $25.35           $23.09           $17.34
  Accumulation units outstanding
  at the end of period                        78,952           114,531          73,433           16,236

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $22.53           $20.20             N/A              N/A
    End of period                             $22.57           $22.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,789            2,096             N/A              N/A

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $22.35           $20.51           $17.16           $18.49
    End of period                             $23.14           $22.35           $20.51           $17.16
  Accumulation units outstanding
  at the end of period                        565,119          560,842          364,499          256,702






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $19.60           $17.64           $14.10           $16.79
    End of period                             $20.95           $19.60           $17.64           $14.10
  Accumulation units outstanding
  at the end of period                        53,470           34,264           30,842           15,678

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $19.24           $17.84           $14.57           $17.45
    End of period                             $19.85           $19.24           $17.84           $14.57
  Accumulation units outstanding
  at the end of period                        169,971          185,087          135,879          69,950

JNL/Select Money Market Division(106)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.99           $12.14           $12.19
    End of period                             $11.99           $11.88           $11.99           $12.14
  Accumulation units outstanding
  at the end of period                        420,133          378,910          506,139          207,572

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A            $15.09           $12.94           $13.07
    End of period                               N/A            $15.57           $15.09           $12.94
  Accumulation units outstanding
  at the end of period                          N/A               -             584,907          115,052

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $15.12           $14.82           $14.90           $13.83
    End of period                             $15.22           $15.12           $14.82           $14.90
  Accumulation units outstanding
  at the end of period                        393,552          429,398          403,991          475,440

JNL/Salomon Brothers Strategic
Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $18.08           $17.20           $15.41           $14.88
    End of period                             $18.24           $18.08           $17.20           $15.41
  Accumulation units outstanding
  at the end of period                        340,828          330,189          305,592          68,312






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                       $25.03           $23.17           $18.06           $22.30
    End of period                             $26.10           $25.03           $23.17           $18.06
  Accumulation units outstanding
  at the end of period                        534,017          550,947          355,609          126,302

JNL/T. Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $32.49           $28.00           $20.55           $26.19
    End of period                             $36.44           $32.49           $28.00           $20.55
  Accumulation units outstanding
  at the end of period                        308,400          350,424          237,954          73,503

JNL/JPMorgan International Equity
Division(106)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.44            $9.06           $11.58
    End of period                             $14.24           $13.08           $11.44            $9.06
  Accumulation units outstanding
  at the end of period                        192,135          168,545          173,933          83,070

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.43           $12.35           $16.22
    End of period                             $18.72           $16.96           $16.43           $12.35
  Accumulation units outstanding
  at the end of period                        217,358          251,087          213,480          45,079

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $16.75           $16.03           $13.09           $16.27
    End of period                             $17.02           $16.75           $16.03           $13.09
  Accumulation units outstanding
  at the end of period                        227,035          265,234          214,467          98,238

JNL/Eagle SmallCap Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $19.08           $16.33           $11.87           $16.58
    End of period                             $19.23           $19.08           $16.33           $11.87
  Accumulation units outstanding
  at the end of period                        129,325          165,210          96,168           72,682






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.46            $9.90           $10.71
    End of period                             $12.91           $12.35           $11.46            $9.90
  Accumulation units outstanding
  at the end of period                       2,884,112        2,873,656        2,017,755         948,266

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.55            $9.65           $11.08
    End of period                             $13.35           $12.64           $11.55            $9.65
  Accumulation units outstanding
  at the end of period                       3,534,392        4,030,819        2,692,625        1,102,927

JNL/S&P Managed Aggressive Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.22            $9.00           $10.96
    End of period                             $13.24           $12.42           $11.22            $9.00
  Accumulation units outstanding
  at the end of period                       2,147,096        2,359,177         686,881          388,307

JNL/S&P Very Aggressive Growth
Division I(110)

  Accumulation unit value:
    Beginning of period                         N/A            $10.82            $8.43           $10.34
    End of period                               N/A            $11.05           $10.82            $8.43
  Accumulation units outstanding
  at the end of period                          N/A               -             184,169          93,287

JNL/S&P Equity Growth Division I(107)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $7.93           $10.05
    End of period                               N/A            $10.27           $10.10            $7.93
  Accumulation units outstanding
  at the end of period                          N/A               -             604,639          275,146

JNL/S&P Equity Aggressive Growth
Division I(113)

  Accumulation unit value:
    Beginning of period                         N/A            $10.33            $8.09            $9.96
    End of period                               N/A            $10.54           $10.33            $8.09
  Accumulation units outstanding
  at the end of period                          N/A               -             297,045          126,761






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.63            $7.66            $9.48
    End of period                             $10.69           $10.42            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                       1,689,436        1,952,718        1,371,856         405,146

JNL/MCM S&P 400 MidCap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.20            $8.47           $10.70
    End of period                             $14.03           $12.75           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        784,435          897,902          619,976          216,340

JNL/Alliance Capital Growth Division(107)

  Accumulation unit value:
    Beginning of period                        $9.72            $9.30            $7.61            $9.71
    End of period                              $8.83            $9.72            $9.30            $7.61
  Accumulation units outstanding
  at the end of period                           -             159,599          187,286          114,592

JNL/JPMorgan International Value
Division(207)

  Accumulation unit value:
    Beginning of period                       $10.25            $8.51            $6.21            $5.88
    End of period                             $11.94           $10.25            $8.51            $6.21
  Accumulation units outstanding
  at the end of period                        508,374          423,661          170,252          11,507

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.32           $12.93           $12.32
    End of period                             $13.75           $13.67           $13.32           $12.93
  Accumulation units outstanding
  at the end of period                       1,219,820        1,219,668        1,100,315         749,211

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.32            $7.89           $10.63
    End of period                             $13.38           $13.06           $11.32            $7.89
  Accumulation units outstanding
  at the end of period                        637,722          777,472          580,646          199,123






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(107)

  Accumulation unit value:
    Beginning of period                       $13.48           $11.47            $8.50           $10.42
    End of period                             $15.01           $13.48           $11.47            $8.50
  Accumulation units outstanding
  at the end of period                        760,814          747,452          428,583          167,453

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $14.33           $12.63            $9.26           $12.25
    End of period                             $14.74           $14.33           $12.63            $9.26
  Accumulation units outstanding
  at the end of period                        475,422          610,104          486,671          225,127

JNL/Lazard Mid Cap Value Division(108)

  Accumulation unit value:
    Beginning of period                       $16.88           $13.77           $10.87           $13.19
    End of period                             $18.06           $16.88           $13.77           $10.87
  Accumulation units outstanding
  at the end of period                        482,589          519,863          310,074          142,885

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.81           $10.68            $9.97
    End of period                             $11.03           $11.01           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                        591,935          663,190          375,960          210,570

JNL/S&P Core Index 100 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $8.52            $9.57
    End of period                               N/A            $10.40           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             403,895          314,250

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.46             N/A              N/A
    End of period                             $12.80           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        704,720          878,686            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(113)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $7.71            $9.48
    End of period                               N/A            $10.10            $9.93            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -             84,700           46,327

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $8.12            $9.50
    End of period                               N/A            $10.28           $10.09            $8.12
  Accumulation units outstanding
  at the end of period                          N/A               -             31,917           23,019

JNL/MCM DowSM 10 Division(107)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.36            $7.57            $9.09
    End of period                              $8.78            $9.47            $9.36            $7.57
  Accumulation units outstanding
  at the end of period                       2,237,748        2,517,375        1,869,664         661,018

JNL/Putnam Midcap Growth Division(107)

  Accumulation unit value:
    Beginning of period                        $7.47            $6.41            $4.88            $6.47
    End of period                              $8.23            $7.47            $6.41            $4.88
  Accumulation units outstanding
  at the end of period                        260,222          283,040          174,021          53,866

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.50            $9.01           $11.22
    End of period                             $13.60           $13.03           $11.50            $9.01
  Accumulation units outstanding
  at the end of period                        883,089          963,135          637,132          236,815

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.34            $8.35            $9.07
    End of period                             $10.87           $10.05            $9.34            $8.35
  Accumulation units outstanding
  at the end of period                        364,560          357,235          240,159          96,057






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $11.21            $9.67            $7.00            $9.04
    End of period                             $12.53           $11.21            $9.67            $7.00
  Accumulation units outstanding
  at the end of period                        508,440          489,848          344,494          156,251

JNL/Oppenheimer Growth Division(117)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.92            $6.84            $8.60
    End of period                              $8.71            $8.11            $7.92            $6.84
  Accumulation units outstanding
  at the end of period                        233,802          213,640          140,865          47,078

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                       $16.33           $14.47           $10.92           $11.08
    End of period                             $17.36           $16.33           $14.47           $10.92
  Accumulation units outstanding
  at the end of period                        242,097          217,675          95,850            1,213

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.62            $9.22            $7.05            $8.83
    End of period                             $12.58           $11.62            $9.22            $7.05
  Accumulation units outstanding
  at the end of period                       1,994,538        2,219,288        1,440,513         510,581

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.81            $9.85            $7.55            $9.57
    End of period                             $11.27           $11.81            $9.85            $7.55
  Accumulation units outstanding
  at the end of period                       1,939,048        2,192,073        1,670,335         665,655

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.83             N/A              N/A
    End of period                             $10.30           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,428           23,442             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $18.16           $16.41           $11.28           $14.99
    End of period                             $19.45           $18.16           $16.41           $11.28
  Accumulation units outstanding
  at the end of period                       1,085,380        1,181,680         954,110          329,371

JNL/MCM Technology Sector Division(481)

  Accumulation unit value:
    Beginning of period                        $5.64            $5.68            $5.60             N/A
    End of period                              $5.68            $5.64            $5.68             N/A
  Accumulation units outstanding
  at the end of period                        260,379          162,444            369              N/A

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.45           $10.27             N/A
    End of period                             $11.24           $10.62           $10.45             N/A
  Accumulation units outstanding
  at the end of period                        260,127          64,134            1,701             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.71           $10.50             N/A
    End of period                             $12.47           $11.95           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        127,926          45,061             827              N/A

JNL/MCM Oil & Gas Sector Division(491)

  Accumulation unit value:
    Beginning of period                       $17.15           $13.17             N/A              N/A
    End of period                             $23.06           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        284,665          247,879            N/A              N/A

JNL/MCM Communications Sector
Division(496)

  Accumulation unit value:
    Beginning of period                        $4.49            $4.12             N/A              N/A
    End of period                              $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,415           218,541            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $9.82            $8.49            $7.26            $9.65
    End of period                             $13.25            $9.82            $8.49            $7.26
  Accumulation units outstanding
  at the end of period                       2,201,886        2,212,276        1,645,470         528,998

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $7.77           $10.29
    End of period                               N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -             68,965           33,713

JNL/AIM Small Cap Growth Division(106)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.25            $8.26           $10.97
    End of period                             $12.59           $11.81           $11.25            $8.26
  Accumulation units outstanding
  at the end of period                        244,031          252,679          235,990          99,897

JNL/AIM Large Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.24            $8.01            $9.92
    End of period                             $11.68           $11.08           $10.24            $8.01
  Accumulation units outstanding
  at the end of period                        473,388          521,740          283,276          107,372

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        61,130             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,979             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(830)

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,737             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.00             N/A              N/A
    End of period                             $10.53           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,401          60,916             N/A              N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.00             N/A              N/A
    End of period                             $15.59           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        826,492          205,217            N/A              N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.92             N/A              N/A
    End of period                             $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,192,356         323,902            N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.05             N/A              N/A
    End of period                             $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        405,530          71,606             N/A              N/A

JNL/S&P Managed Moderate Division(690)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.87             N/A              N/A
    End of period                             $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        160,409          28,880             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        107,517          18,437             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.72%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(45)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.47            $5.89            $7.61
    End of period                              $8.38            $8.18            $7.47            $5.89
  Accumulation units outstanding
  at the end of period                         2,917           24,272           25,347           25,566

JNL/FMR Capital Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $20.37           $17.56           $13.17           $16.64
    End of period                             $21.26           $20.37           $17.56           $13.17
  Accumulation units outstanding
  at the end of period                         2,533            1,450            1,451              -

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $25.32           $23.07           $17.33           $19.40
    End of period                             $26.05           $25.32           $23.07           $17.33
  Accumulation units outstanding
  at the end of period                         4,168            3,497            3,510            3,494

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $22.33           $20.49           $17.15           $18.40
    End of period                             $23.11           $22.33           $20.49           $17.15
  Accumulation units outstanding
  at the end of period                        12,661           13,421           13,223            6,028






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(48)

  Accumulation unit value:
    Beginning of period                       $19.58           $17.62           $14.09           $17.44
    End of period                             $20.93           $19.58           $17.62           $14.09
  Accumulation units outstanding
  at the end of period                           -               790              793               -

JNL/Putnam Value Equity Division(48)

  Accumulation unit value:
    Beginning of period                       $19.22           $17.82           $14.56           $18.60
    End of period                             $19.83           $19.22           $17.82           $14.56
  Accumulation units outstanding
  at the end of period                         6,378            6,320            6,416            4,480

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.97           $12.12           $12.18
    End of period                             $11.97           $11.85           $11.97           $12.12
  Accumulation units outstanding
  at the end of period                         3,014            3,497           11,792            6,250

JNL/PPM America High Yield Bond
Division(52)

  Accumulation unit value:
    Beginning of period                         N/A            $15.08           $12.93           $12.73
    End of period                               N/A            $15.56           $15.08           $12.93
  Accumulation units outstanding
  at the end of period                          N/A               -             10,397            4,134

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $15.11           $14.80           $14.88           $13.77
    End of period                             $15.20           $15.11           $14.80           $14.88
  Accumulation units outstanding
  at the end of period                        14,153           16,319           23,894           21,709

JNL/Salomon Brothers Strategic
Bond Division(52)

  Accumulation unit value:
    Beginning of period                       $18.07           $17.20           $15.41           $14.27
    End of period                             $18.23           $18.07           $17.20           $15.41
  Accumulation units outstanding
  at the end of period                         3,211            2,705            7,268            6,363






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $25.01           $23.15           $18.04           $22.60
    End of period                             $26.08           $25.01           $23.15           $18.04
  Accumulation units outstanding
  at the end of period                         3,925            7,622            7,293            5,306

JNL/T. Rowe Price Mid-Cap Growth
Division(58)

  Accumulation unit value:
    Beginning of period                       $32.46           $27.98           $20.54           $24.96
    End of period                             $36.41           $32.46           $27.98           $20.54
  Accumulation units outstanding
  at the end of period                        10,768           11,245           11,065            1,950

JNL/JPMorgan International Equity
Division(49)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.43            $9.05           $11.74
    End of period                             $14.22           $13.07           $11.43            $9.05
  Accumulation units outstanding
  at the end of period                         4,735            4,050            4,760            3,916

JNL/Alger Growth Division(58)

  Accumulation unit value:
    Beginning of period                       $16.94           $16.41           $12.34           $18.12
    End of period                             $18.71           $16.94           $16.41           $12.34
  Accumulation units outstanding
  at the end of period                         3,455            9,705            9,701            8,426

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                       $16.74           $16.01           $13.08           $16.34
    End of period                             $17.01           $16.74           $16.01           $13.08
  Accumulation units outstanding
  at the end of period                         2,154            8,890            9,061            7,071

JNL/Eagle SmallCap Equity Division(58)

  Accumulation unit value:
    Beginning of period                       $19.06           $16.32           $11.86           $15.21
    End of period                             $19.21           $19.06           $16.32           $11.86
  Accumulation units outstanding
  at the end of period                          954             2,693            5,211            2,704






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(44)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.45            $9.90           $11.08
    End of period                             $12.90           $12.34           $11.45            $9.90
  Accumulation units outstanding
  at the end of period                        122,927          134,435          136,003          76,395

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.54            $9.64           $11.31
    End of period                             $13.34           $12.64           $11.54            $9.64
  Accumulation units outstanding
  at the end of period                        80,184           106,235          78,898           84,863

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.21            $8.99            $9.95
    End of period                             $13.23           $12.41           $11.21            $8.99
  Accumulation units outstanding
  at the end of period                        28,620           70,669           24,102            9,010

JNL/S&P Very Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.81            $8.43            $8.40
    End of period                               N/A            $11.04           $10.81            $8.43
  Accumulation units outstanding
  at the end of period                          N/A               -              5,173            5,173

JNL/S&P Equity Growth Division I(39)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $7.93           $10.54
    End of period                               N/A            $10.27           $10.10            $7.93
  Accumulation units outstanding
  at the end of period                          N/A               -             32,707           25,731

JNL/S&P Equity Aggressive Growth
Division I(49)

  Accumulation unit value:
    Beginning of period                         N/A            $10.33            $8.09           $10.44
    End of period                               N/A            $10.53           $10.33            $8.09
  Accumulation units outstanding
  at the end of period                          N/A               -               463              465






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.63            $7.66           $10.05
    End of period                             $10.68           $10.41            $9.63            $7.66
  Accumulation units outstanding
  at the end of period                        20,787           22,196           22,230           17,179

JNL/MCM S&P 400 MidCap Index Division(53)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.20            $8.47           $10.61
    End of period                             $14.03           $12.74           $11.20            $8.47
  Accumulation units outstanding
  at the end of period                        14,763           18,857           20,063           15,280

JNL/Alliance Capital Growth Division(63)

  Accumulation unit value:
    Beginning of period                        $9.72            $9.30            $7.61           $10.04
    End of period                              $8.83            $9.72            $9.30            $7.61
  Accumulation units outstanding
  at the end of period                           -               385              365              364

JNL/JPMorgan International Value
Division(276)

  Accumulation unit value:
    Beginning of period                       $10.24            $8.50            $5.70             N/A
    End of period                             $11.93           $10.24            $8.50             N/A
  Accumulation units outstanding
  at the end of period                         2,364            1,266            1,266             N/A

JNL/PIMCO Total Return Bond Division(45)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.31           $12.92           $12.32
    End of period                             $13.74           $13.67           $13.31           $12.92
  Accumulation units outstanding
  at the end of period                        62,565           71,688           75,168           31,172

JNL/MCM Small Cap Index Division(53)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.31            $7.89           $10.48
    End of period                             $13.38           $13.06           $11.31            $7.89
  Accumulation units outstanding
  at the end of period                         4,153            5,881            5,460            2,759






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(57)

  Accumulation unit value:
    Beginning of period                       $13.47           $11.47            $8.50            $9.62
    End of period                             $15.00           $13.47           $11.47            $8.50
  Accumulation units outstanding
  at the end of period                         5,387           15,029           17,770           17,104

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $14.32           $12.62            $9.25           $12.19
    End of period                             $14.73           $14.32           $12.62            $9.25
  Accumulation units outstanding
  at the end of period                         3,704           11,301           10,614           14,209

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $16.87           $13.76           $10.86           $13.20
    End of period                             $18.04           $16.87           $13.76           $10.86
  Accumulation units outstanding
  at the end of period                        10,028           15,742           17,875           17,726

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.81           $10.68            $9.98
    End of period                             $11.02           $11.01           $10.81           $10.68
  Accumulation units outstanding
  at the end of period                         7,868            8,420            7,134            6,123

JNL/S&P Core Index 100 Division(56)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $8.52            $9.78
    End of period                               N/A            $10.39           $10.23            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             28,504           25,486

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.80           $12.45             N/A              N/A
    End of period                             $12.79           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,448           10,961             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(42)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92            $7.71            $9.91
    End of period                               N/A            $10.10            $9.92            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -             15,409           15,850

JNL/S&P Core Index 75 Division(75)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $8.12           $10.17
    End of period                               N/A            $10.28           $10.09            $8.12
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM DowSM 10 Division(57)

  Accumulation unit value:
    Beginning of period                        $9.46            $9.36            $7.57            $9.05
    End of period                              $8.77            $9.46            $9.36            $7.57
  Accumulation units outstanding
  at the end of period                        29,923           31,156           36,496           31,707

JNL/Putnam Midcap Growth Division(62)

  Accumulation unit value:
    Beginning of period                        $7.47            $6.40            $4.88            $6.60
    End of period                              $8.23            $7.47            $6.40            $4.88
  Accumulation units outstanding
  at the end of period                          521              531              543              475

JNL/T. Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.50            $9.01           $10.96
    End of period                             $13.59           $13.02           $11.50            $9.01
  Accumulation units outstanding
  at the end of period                        20,091           22,093           22,638           13,206

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.34            $8.35            $9.08
    End of period                             $10.87           $10.04            $9.34            $8.35
  Accumulation units outstanding
  at the end of period                        14,373           24,440           25,024           15,690






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                       $10.52            $9.08            $6.57            $7.21
    End of period                             $11.76           $10.52            $9.08            $6.57
  Accumulation units outstanding
  at the end of period                         9,205            6,995            2,744             182

JNL/Oppenheimer Growth Division(50)

  Accumulation unit value:
    Beginning of period                        $7.60            $7.42            $6.41            $7.22
    End of period                              $8.16            $7.60            $7.42            $6.41
  Accumulation units outstanding
  at the end of period                         6,468            6,471            5,679             71

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.61            $9.22            $7.04            $8.55
    End of period                             $12.58           $11.61            $9.22            $7.04
  Accumulation units outstanding
  at the end of period                        24,812           26,003           26,260           12,109

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.80            $9.85            $7.54            $9.57
    End of period                             $11.26           $11.80            $9.85            $7.54
  Accumulation units outstanding
  at the end of period                        23,603           25,283           31,278           18,439

JNL/MCM Consumer Brands Sector
Division(524)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.10             N/A              N/A
    End of period                             $10.29           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          714              716              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $18.15           $11.31           $11.27           $14.98
    End of period                             $19.44           $18.15           $11.31           $11.27
  Accumulation units outstanding
  at the end of period                        14,506           16,420           18,918           10,269

JNL/MCM Technology Sector Division(619)

  Accumulation unit value:
    Beginning of period                        $5.64            $5.07             N/A              N/A
    End of period                              $5.68            $5.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,888            2,899             N/A              N/A

JNL/MCM Healthcare Sector Division(524)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.85             N/A              N/A
    End of period                             $11.23           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,604            2,077             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(524)

  Accumulation unit value:
    Beginning of period                       $17.14           $13.88             N/A              N/A
    End of period                             $23.05           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,336            2,447             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $9.82            $8.49            $7.26            $9.61
    End of period                             $13.25            $9.82            $8.49            $7.26
  Accumulation units outstanding
  at the end of period                        22,571           25,396           27,806           12,364

JNL/AIM Premier Equity II Division(48)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $7.77           $10.11
    End of period                               N/A             $9.16            $9.37            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.24            $8.26           $11.21
    End of period                             $12.59           $11.81           $11.24            $8.26
  Accumulation units outstanding
  at the end of period                         2,065            3,558            3,555            1,193

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.24            $8.01           $10.72
    End of period                             $11.67           $11.07           $10.24            $8.01
  Accumulation units outstanding
  at the end of period                         5,598            5,957            5,258            4,285

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,520             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.37             N/A              N/A              N/A
    End of period                             $15.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,116             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,189             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.745%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(342)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.47            $6.66             N/A
    End of period                              $8.36            $8.16            $7.47             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,510             N/A

JNL/FMR Capital Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $20.32           $17.53           $15.41             N/A
    End of period                             $21.20           $20.32           $17.53             N/A
  Accumulation units outstanding
  at the end of period                           -                -               647              N/A

JNL/Select Large Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $25.26           $23.02           $20.40             N/A
    End of period                             $25.98           $25.26           $23.02             N/A
  Accumulation units outstanding
  at the end of period                           -                -               491              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(342)

  Accumulation unit value:
    Beginning of period                         N/A            $15.05           $14.07             N/A
    End of period                               N/A            $15.52           $15.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $32.38           $27.92           $24.89             N/A
    End of period                             $36.31           $32.38           $27.92             N/A
  Accumulation units outstanding
  at the end of period                           -                -               396              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(342)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.44           $10.70             N/A
    End of period                             $12.88           $12.32           $11.44             N/A
  Accumulation units outstanding
  at the end of period                           -                -               941              N/A

JNL/S&P Managed Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.52           $10.54             N/A
    End of period                             $13.32           $12.61           $11.52             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,877             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(342)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.19            $9.54             N/A
    End of period                             $14.01           $12.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         4,194             990             1,043             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(342)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.29           $13.47             N/A
    End of period                             $13.72           $13.64           $13.29             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/MCM Small Cap Index Division(342)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.31            $9.34             N/A
    End of period                             $13.37           $13.05           $11.31             N/A
  Accumulation units outstanding
  at the end of period                           -               963             1,060             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(735)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.36             N/A              N/A
    End of period                             $14.99           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               943              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(735)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.82             N/A              N/A
    End of period                             $18.01           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               749              N/A              N/A

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.80           $10.98             N/A
    End of period                             $11.01           $11.00           $10.80             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.58             N/A              N/A
    End of period                             $12.55           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,088             N/A              N/A

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.77             N/A              N/A
    End of period                             $11.24           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,070             N/A              N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(388)

  Accumulation unit value:
    Beginning of period                       $18.13           $16.38           $13.97             N/A
    End of period                             $19.40           $18.13           $16.38             N/A
  Accumulation units outstanding
  at the end of period                           -                -               707              N/A

JNL/MCM Technology Sector Division(735)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.62             N/A              N/A
    End of period                              $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,240             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(735)

  Accumulation unit value:
    Beginning of period                       $17.11           $17.14             N/A              N/A
    End of period                             $23.01           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,391             735              N/A              N/A

JNL/MCM Communications Sector
Division(735)

  Accumulation unit value:
    Beginning of period                        $4.48            $4.50             N/A              N/A
    End of period                              $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,801             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(735)

  Accumulation unit value:
    Beginning of period                        $9.80            $9.80             N/A              N/A
    End of period                             $13.22            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,106            1,285             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $14.29             N/A              N/A              N/A
    End of period                             $15.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,982             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.56             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,924             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(126)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.46            $5.88            $7.25
    End of period                              $8.36            $8.16            $7.46            $5.88
  Accumulation units outstanding
  at the end of period                        67,874           52,090           36,614           12,974

JNL/FMR Capital Growth Division(80)

  Accumulation unit value:
    Beginning of period                       $20.31           $17.52           $13.14           $17.15
    End of period                             $21.19           $20.31           $17.52           $13.14
  Accumulation units outstanding
  at the end of period                        10,709            9,430            9,247            1,659

JNL/Select Large Cap Growth Division(80)

  Accumulation unit value:
    Beginning of period                       $25.25           $23.01           $17.29           $23.71
    End of period                             $25.97           $25.25           $23.01           $17.29
  Accumulation units outstanding
  at the end of period                        23,848           15,471            2,460            1,229

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                       $22.44           $20.21             N/A              N/A
    End of period                             $22.47           $22.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,020             262              N/A              N/A

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                       $22.26           $20.44           $17.11           $18.28
    End of period                             $23.04           $22.26           $20.44           $17.11
  Accumulation units outstanding
  at the end of period                        154,533          95,458           31,047            2,071






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                       $19.62           $17.66           $13.55             N/A
    End of period                             $20.97           $19.62           $17.66             N/A
  Accumulation units outstanding
  at the end of period                         4,597            7,467            4,713             N/A

JNL/Putnam Value Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $19.17           $17.77           $14.52           $17.78
    End of period                             $19.76           $19.17           $17.77           $14.52
  Accumulation units outstanding
  at the end of period                        28,037           23,747           17,136            3,200

JNL/Select Money Market Division(81)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.93           $12.08           $12.15
    End of period                             $11.92           $11.81           $11.93           $12.08
  Accumulation units outstanding
  at the end of period                        90,388           208,610          21,539            6,963

JNL/PPM America High Yield Bond
Division(47)

  Accumulation unit value:
    Beginning of period                         N/A            $15.04           $12.90           $12.82
    End of period                               N/A            $15.51           $15.04           $12.90
  Accumulation units outstanding
  at the end of period                          N/A               -             62,992           20,347

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                       $15.07           $14.76           $14.85           $13.74
    End of period                             $15.15           $15.07           $14.76           $14.85
  Accumulation units outstanding
  at the end of period                        98,744           89,442           121,086          83,419

JNL/Salomon Brothers Strategic
Bond Division(80)

  Accumulation unit value:
    Beginning of period                       $18.01           $17.14           $15.37           $14.61
    End of period                             $18.16           $18.01           $17.14           $15.37
  Accumulation units outstanding
  at the end of period                        75,088           66,954           28,750             495






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                       $24.93           $23.09           $18.00           $23.43
    End of period                             $25.99           $24.93           $23.09           $18.00
  Accumulation units outstanding
  at the end of period                        66,269           65,998           26,975             705

JNL/T. Rowe Price Mid-Cap Growth
Division(74)

  Accumulation unit value:
    Beginning of period                       $32.37           $27.91           $20.49           $26.41
    End of period                             $36.29           $32.37           $27.91           $20.49
  Accumulation units outstanding
  at the end of period                        43,243           38,384           15,466             192

JNL/JPMorgan International Equity
Division(85)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.40            $9.03           $11.67
    End of period                             $14.18           $13.04           $11.40            $9.03
  Accumulation units outstanding
  at the end of period                        43,069           36,743           19,124            1,473

JNL/Alger Growth Division(106)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.39           $12.32           $16.93
    End of period                             $18.66           $16.91           $16.39           $12.32
  Accumulation units outstanding
  at the end of period                        29,019           25,045           14,011             522

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                       $16.76           $16.04           $13.12           $16.24
    End of period                             $17.03           $16.76           $16.04           $13.12
  Accumulation units outstanding
  at the end of period                        41,130           40,577           27,990             20

JNL/Eagle SmallCap Equity Division(85)

  Accumulation unit value:
    Beginning of period                       $19.01           $16.29           $11.84           $16.72
    End of period                             $19.15           $19.01           $16.29           $11.84
  Accumulation units outstanding
  at the end of period                        12,244           20,933            5,757            6,034






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(89)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.43            $9.88           $10.97
    End of period                             $12.88           $12.31           $11.43            $9.88
  Accumulation units outstanding
  at the end of period                        821,070          535,125          448,436          53,886

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.52            $9.63           $11.30
    End of period                             $13.31           $12.61           $11.52            $9.63
  Accumulation units outstanding
  at the end of period                       1,143,094        1,136,452         609,510          17,153

JNL/S&P Managed Aggressive Growth
Division(146)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.19            $8.98            $9.60
    End of period                             $13.20           $12.38           $11.19            $8.98
  Accumulation units outstanding
  at the end of period                        573,291          700,931          73,571            2,486

JNL/S&P Very Aggressive Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A            $10.80            $9.51             N/A
    End of period                               N/A            $11.02           $10.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,933             N/A

JNL/S&P Equity Growth Division I(74)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $7.92           $10.49
    End of period                               N/A            $10.25           $10.08            $7.92
  Accumulation units outstanding
  at the end of period                          N/A               -             172,405           3,516

JNL/S&P Equity Aggressive Growth
Division I(315)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31            $8.26             N/A
    End of period                               N/A            $10.51           $10.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             22,551             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.62            $7.66           $10.05
    End of period                             $10.67           $10.40            $9.62            $7.66
  Accumulation units outstanding
  at the end of period                        414,932          399,802          182,513          29,162

JNL/MCM S&P 400 MidCap Index Division(80)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.19            $8.46           $10.67
    End of period                             $14.01           $12.73           $11.19            $8.46
  Accumulation units outstanding
  at the end of period                        190,968          181,373          69,773            7,603

JNL/Alliance Capital Growth Division(85)

  Accumulation unit value:
    Beginning of period                        $9.70            $9.28            $7.60           $10.52
    End of period                              $8.81            $9.70            $9.28            $7.60
  Accumulation units outstanding
  at the end of period                           -             11,202           13,281            6,075

JNL/JPMorgan International Value
Division(253)

  Accumulation unit value:
    Beginning of period                       $10.23            $8.50            $6.39             N/A
    End of period                             $11.92           $10.23            $8.50             N/A
  Accumulation units outstanding
  at the end of period                        99,826           72,948           22,314             N/A

JNL/PIMCO Total Return Bond Division(47)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.29           $12.90           $12.27
    End of period                             $13.71           $13.64           $13.29           $12.90
  Accumulation units outstanding
  at the end of period                        405,112          330,688          185,300          31,909

JNL/MCM Small Cap Index Division(144)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.31            $7.89            $9.29
    End of period                             $13.36           $13.05           $11.31            $7.89
  Accumulation units outstanding
  at the end of period                        175,959          161,477          51,633            7,372






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(127)

  Accumulation unit value:
    Beginning of period                       $13.46           $11.46            $8.50           $10.54
    End of period                             $14.99           $13.46           $11.46            $8.50
  Accumulation units outstanding
  at the end of period                        201,177          154,945          51,227            5,612

JNL/Lazard Small Cap Value Division(80)

  Accumulation unit value:
    Beginning of period                       $14.29           $12.60            $9.24           $12.06
    End of period                             $14.69           $14.29           $12.60            $9.24
  Accumulation units outstanding
  at the end of period                        85,105           88,872           64,746            4,543

JNL/Lazard Mid Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                       $16.84           $13.74           $10.85           $13.04
    End of period                             $18.00           $16.84           $13.74           $10.85
  Accumulation units outstanding
  at the end of period                        92,930           80,168           55,363            1,530

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.80           $10.67            $9.98
    End of period                             $11.01           $11.00           $10.80           $10.67
  Accumulation units outstanding
  at the end of period                        152,009          136,053          62,150           34,856

JNL/S&P Core Index 100 Division(74)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22            $8.52           $10.06
    End of period                               N/A            $10.39           $10.22            $8.52
  Accumulation units outstanding
  at the end of period                          N/A               -             22,209             745

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.42             N/A              N/A
    End of period                             $12.76           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        116,773          141,640            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(395)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92            $8.94             N/A
    End of period                               N/A            $10.09            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             20,272             N/A

JNL/S&P Core Index 75 Division(74)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $8.11           $10.08
    End of period                               N/A            $10.27           $10.08            $8.11
  Accumulation units outstanding
  at the end of period                          N/A               -             60,981             744

JNL/MCM DowSM 10 Division(61)

  Accumulation unit value:
    Beginning of period                        $9.45            $9.35            $7.56            $8.96
    End of period                              $8.76            $9.45            $9.35            $7.56
  Accumulation units outstanding
  at the end of period                        734,389          597,044          289,618          20,325

JNL/Putnam Midcap Growth Division(169)

  Accumulation unit value:
    Beginning of period                        $7.30            $6.26            $4.88            $5.10
    End of period                              $8.04            $7.30            $6.26            $4.88
  Accumulation units outstanding
  at the end of period                        32,945           38,539           12,331             442

JNL/T. Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.49            $9.00           $11.56
    End of period                             $13.57           $13.01           $11.49            $9.00
  Accumulation units outstanding
  at the end of period                        183,034          179,030          95,207           15,346

JNL/FMR Balanced Division(106)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.33            $8.35            $9.07
    End of period                             $10.85           $10.03            $9.33            $8.35
  Accumulation units outstanding
  at the end of period                        91,044           95,098           75,288            7,283






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(85)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.66            $6.99            $9.27
    End of period                             $12.51           $11.19            $9.66            $6.99
  Accumulation units outstanding
  at the end of period                        102,855          73,874           26,640            1,933

JNL/Oppenheimer Growth Division(167)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.90            $6.83            $7.29
    End of period                              $8.68            $8.09            $7.90            $6.83
  Accumulation units outstanding
  at the end of period                        54,265           52,968            5,268             935

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                       $16.32           $14.47           $11.58             N/A
    End of period                             $17.34           $16.32           $14.47             N/A
  Accumulation units outstanding
  at the end of period                        51,206           40,228           18,679             N/A

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.21            $7.04            $8.55
    End of period                             $12.55           $11.59            $9.21            $7.04
  Accumulation units outstanding
  at the end of period                        574,351          500,886          227,874           2,532

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.78            $9.84            $7.54            $9.28
    End of period                             $11.24           $11.78            $9.84            $7.54
  Accumulation units outstanding
  at the end of period                        577,791          523,598          262,848          17,971

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                       $10.71            $9.90            $9.53             N/A
    End of period                             $10.27           $10.71            $9.90             N/A
  Accumulation units outstanding
  at the end of period                         9,172            3,596            1,660             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $18.12           $16.38           $11.26           $13.84
    End of period                             $19.40           $18.12           $16.38           $11.26
  Accumulation units outstanding
  at the end of period                        331,305          291,132          141,282           4,243

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.64             N/A              N/A
    End of period                              $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,501           17,079             N/A              N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.60             N/A              N/A
    End of period                             $11.21           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,426           19,277             N/A              N/A

JNL/MCM Financial Sector Division(517)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.34             N/A              N/A
    End of period                             $12.44           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,274            6,497             N/A              N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                       $17.11           $14.38             N/A              N/A
    End of period                             $23.00           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        61,208           10,840             N/A              N/A

JNL/MCM Communications Sector
Division(516)

  Accumulation unit value:
    Beginning of period                        $4.48            $4.22             N/A              N/A
    End of period                              $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,316            3,322             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                        $9.80            $8.48            $7.25            $9.66
    End of period                             $13.22            $9.80            $8.48            $7.25
  Accumulation units outstanding
  at the end of period                        643,339          582,190          289,939          13,236

JNL/AIM Premier Equity II Division(169)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $7.77            $8.08
    End of period                               N/A             $9.15            $9.36            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -              7,336             840

JNL/AIM Small Cap Growth Division(126)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.24            $8.26           $10.42
    End of period                             $12.57           $11.80           $11.24            $8.26
  Accumulation units outstanding
  at the end of period                        59,223           57,354           30,834              -

JNL/AIM Large Cap Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.23            $8.01           $10.30
    End of period                             $11.66           $11.06           $10.23            $8.01
  Accumulation units outstanding
  at the end of period                        81,709           90,684           33,313            1,958

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,676             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(844)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,571             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(844)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,717             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.84             N/A              N/A
    End of period                             $10.53           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,932            4,025             N/A              N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.31             N/A              N/A
    End of period                             $15.58           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        185,945          31,594             N/A              N/A

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.73             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,550,884         61,929             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.14             N/A              N/A
    End of period                             $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        156,726          11,895             N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.03             N/A              N/A
    End of period                             $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        189,822           1,331             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.04             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,392              -               N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.76%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(631)

  Accumulation unit value:
    Beginning of period                       $20.29           $16.93             N/A              N/A
    End of period                             $21.17           $20.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,335             460              N/A              N/A

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                       $25.22           $23.34             N/A              N/A
    End of period                             $25.94           $25.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,887            1,932             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.98             N/A              N/A              N/A
    End of period                             $22.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               N/A              N/A              N/A

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                       $22.24           $20.64             N/A              N/A
    End of period                             $23.01           $22.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,914             725              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.54             N/A              N/A              N/A
    End of period                             $20.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          494              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.82             N/A              N/A
    End of period                             $11.93           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,217           12,734             N/A              N/A

JNL/PPM America High Yield Bond
Division(618)

  Accumulation unit value:
    Beginning of period                         N/A            $15.09             N/A              N/A
    End of period                               N/A            $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                       $15.05           $14.66             N/A              N/A
    End of period                             $15.14           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,777            2,113             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(618)

  Accumulation unit value:
    Beginning of period                       $17.99           $17.10             N/A              N/A
    End of period                             $18.14           $17.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,145            4,530             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.87             N/A              N/A              N/A
    End of period                             $25.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,391             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $31.57             N/A              N/A              N/A
    End of period                             $36.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,564             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(635)

  Accumulation unit value:
    Beginning of period                       $13.02           $10.89             N/A              N/A
    End of period                             $14.16           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,465              -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                       $16.68           $15.45             N/A              N/A
    End of period                             $16.94           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,613            5,838             N/A              N/A

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                       $19.00           $16.34             N/A              N/A
    End of period                             $19.14           $19.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,445            3,645             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.07             N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        103,797            N/A              N/A              N/A

JNL/S&P Managed Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.40             N/A              N/A
    End of period                             $13.30           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,206            4,584             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(696)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.45             N/A              N/A
    End of period                             $13.19           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,681              -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.57             N/A              N/A
    End of period                             $10.67           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,867           13,712             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(618)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.28             N/A              N/A
    End of period                             $14.00           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,194           14,864             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,499             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.26             N/A              N/A
    End of period                             $13.70           $13.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,683           15,016             N/A              N/A

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.28             N/A              N/A
    End of period                             $13.36           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,435           11,332             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                       $13.45           $11.76             N/A              N/A
    End of period                             $14.98           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,278           11,112             N/A              N/A

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                       $14.28           $11.94             N/A              N/A
    End of period                             $14.68           $14.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,119            1,738             N/A              N/A

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                       $16.82           $13.94             N/A              N/A
    End of period                             $17.99           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,175            3,006             N/A              N/A

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.76             N/A              N/A
    End of period                             $11.00           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,556           14,405             N/A              N/A

JNL/S&P Core Index 100 Division(650)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17             N/A              N/A
    End of period                               N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.42             N/A              N/A
    End of period                             $12.75           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,834            8,672             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(618)

  Accumulation unit value:
    Beginning of period                        $9.44            $8.77             N/A              N/A
    End of period                              $8.75            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        168,505          57,365             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $8.22             N/A              N/A              N/A
    End of period                              $8.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          96               N/A              N/A              N/A

JNL/T. Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                       $13.00           $11.95             N/A              N/A
    End of period                             $13.56           $13.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,895            3,773             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.80             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A
    End of period                             $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,325             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.80             N/A              N/A              N/A
    End of period                             $17.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,266             N/A              N/A              N/A

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                       $11.58            $9.50             N/A              N/A
    End of period                             $12.54           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        203,483          52,508             N/A              N/A

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.43             N/A              N/A
    End of period                             $11.23           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        201,931          50,794             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A
    End of period                             $10.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          87               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                       $18.11           $15.62             N/A              N/A
    End of period                             $19.38           $18.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        120,785          33,197             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.13             N/A              N/A              N/A
    End of period                              $5.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          674              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.78             N/A              N/A
    End of period                             $11.20           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,946            3,890             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,158             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                       $17.10           $15.70             N/A              N/A
    End of period                             $22.99           $17.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,286             543              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.13             N/A              N/A              N/A
    End of period                              $4.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          207              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(618)

  Accumulation unit value:
    Beginning of period                        $9.80            $8.39             N/A              N/A
    End of period                             $13.21            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        215,801          62,710             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                       $11.79            $9.73             N/A              N/A
    End of period                             $12.56           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          31                -               N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,376             N/A              N/A              N/A

JNL/AIM Real Estate Division(934)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,459             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,474             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.87             N/A              N/A
    End of period                             $10.53           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,892             130              N/A              N/A

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.08             N/A              N/A
    End of period                             $15.58           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        76,570            6,597             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,286            N/A              N/A              N/A

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.09             N/A              N/A
    End of period                             $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,572             137              N/A              N/A

JNL/S&P Managed Moderate Division(726)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.44             N/A              N/A
    End of period                             $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        149,116            650              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(726)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.29             N/A              N/A
    End of period                             $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,355             739              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(201)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.45            $5.87            $5.34
    End of period                              $8.34            $8.14            $7.45            $5.88
  Accumulation units outstanding
  at the end of period                        26,814           26,441           17,802            1,692

JNL/FMR Capital Growth Division(302)

  Accumulation unit value:
    Beginning of period                       $20.22           $17.45           $13.32             N/A
    End of period                             $21.09           $20.22           $17.45             N/A
  Accumulation units outstanding
  at the end of period                          788             3,066            3,058             N/A

JNL/Select Large Cap Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $25.14           $22.92           $19.48             N/A
    End of period                             $25.85           $25.14           $22.92             N/A
  Accumulation units outstanding
  at the end of period                         4,609            6,202            4,904             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                       $22.17           $20.36           $17.05           $17.12
    End of period                             $22.93           $22.17           $20.36           $17.05
  Accumulation units outstanding
  at the end of period                        30,884           29,211           19,046            1,620






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(335)

  Accumulation unit value:
    Beginning of period                       $19.44           $17.51           $15.02             N/A
    End of period                             $20.77           $19.44           $17.51             N/A
  Accumulation units outstanding
  at the end of period                          778              778             2,433             N/A

JNL/Putnam Value Equity Division(313)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.70           $14.56             N/A
    End of period                             $19.67           $19.09           $17.70             N/A
  Accumulation units outstanding
  at the end of period                         2,355            4,375            3,523             N/A

JNL/Select Money Market Division(201)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.90           $12.06           $12.08
    End of period                             $11.88           $11.78           $11.90           $12.06
  Accumulation units outstanding
  at the end of period                         3,082            9,142            8,941            7,473

JNL/PPM America High Yield Bond
Division(206)

  Accumulation unit value:
    Beginning of period                         N/A            $14.98           $12.85           $12.04
    End of period                               N/A            $15.45           $14.98           $12.85
  Accumulation units outstanding
  at the end of period                          N/A               -             36,164             432

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                       $15.00           $14.71           $14.80           $14.68
    End of period                             $15.08           $15.00           $14.71           $14.80
  Accumulation units outstanding
  at the end of period                        18,463           18,565           23,546            1,945

JNL/Salomon Brothers Strategic
Bond Division(305)

  Accumulation unit value:
    Beginning of period                       $17.93           $17.08           $15.97             N/A
    End of period                             $18.08           $17.93           $17.08             N/A
  Accumulation units outstanding
  at the end of period                        14,828           17,242           18,875             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                       $24.83           $23.00           $17.99             N/A
    End of period                             $25.87           $24.83           $23.00             N/A
  Accumulation units outstanding
  at the end of period                        21,766           25,786           18,363             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                       $32.23           $27.80           $20.42           $17.85
    End of period                             $36.12           $32.23           $27.80           $20.42
  Accumulation units outstanding
  at the end of period                        13,093           15,084           10,758             701

JNL/JPMorgan International Equity
Division(206)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.36            $9.00            $8.55
    End of period                             $14.11           $12.98           $11.36            $9.00
  Accumulation units outstanding
  at the end of period                         4,242            1,893            7,124            1,257

JNL/Alger Growth Division(229)

  Accumulation unit value:
    Beginning of period                       $16.83           $16.31           $12.28           $12.82
    End of period                             $18.56           $16.83           $16.31           $12.28
  Accumulation units outstanding
  at the end of period                        13,605           14,975           17,372             465

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.93           $13.02           $12.03
    End of period                             $16.89           $16.63           $15.93           $13.02
  Accumulation units outstanding
  at the end of period                         8,630            7,448            9,894             301

JNL/Eagle SmallCap Equity Division(302)

  Accumulation unit value:
    Beginning of period                       $18.94           $16.23           $11.11             N/A
    End of period                             $19.07           $18.94           $16.23             N/A
  Accumulation units outstanding
  at the end of period                         6,041           10,686           11,227             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(171)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.41            $9.86            $9.89
    End of period                             $12.83           $12.27           $11.41            $9.86
  Accumulation units outstanding
  at the end of period                        118,687          119,978          117,753          15,052

JNL/S&P Managed Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.49            $9.61            $8.85
    End of period                             $13.27           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                        147,633          141,102          113,034           6,265

JNL/S&P Managed Aggressive Growth
Division(223)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.16            $8.96            $8.98
    End of period                             $13.16           $12.35           $11.16            $8.96
  Accumulation units outstanding
  at the end of period                        71,209           88,597           22,785             716

JNL/S&P Very Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                         N/A            $10.77            $8.40            $8.55
    End of period                               N/A            $10.99           $10.77            $8.40
  Accumulation units outstanding
  at the end of period                          N/A               -              1,625              -

JNL/S&P Equity Growth Division I(295)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $7.71             N/A
    End of period                               N/A            $10.22           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             44,862             N/A

JNL/S&P Equity Aggressive Growth
Division I(308)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28            $7.98             N/A
    End of period                               N/A            $10.48           $10.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,759             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.61            $7.47             N/A
    End of period                             $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        63,833           56,145           53,194             N/A

JNL/MCM S&P 400 MidCap Index Division(299)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.18            $8.10             N/A
    End of period                             $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        27,464           28,909           20,800             N/A

JNL/Alliance Capital Growth Division(302)

  Accumulation unit value:
    Beginning of period                        $9.67            $9.26            $7.77             N/A
    End of period                              $8.78            $9.67            $9.26             N/A
  Accumulation units outstanding
  at the end of period                           -              8,725           13,393             N/A

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                       $10.19            $8.46            $5.94             N/A
    End of period                             $11.86           $10.19            $8.46             N/A
  Accumulation units outstanding
  at the end of period                        20,193           14,514            5,865             N/A

JNL/PIMCO Total Return Bond Division(201)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.25           $12.88           $12.61
    End of period                             $13.66           $13.60           $13.25           $12.88
  Accumulation units outstanding
  at the end of period                        58,309           56,607           74,816             904

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.30            $7.88            $7.22
    End of period                             $13.34           $13.03           $11.30            $7.88
  Accumulation units outstanding
  at the end of period                        18,562           24,967           16,280             226






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(218)

  Accumulation unit value:
    Beginning of period                       $13.44           $11.45            $8.49            $8.43
    End of period                             $14.96           $13.44           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        16,922           18,970            9,146             61

JNL/Lazard Small Cap Value Division(206)

  Accumulation unit value:
    Beginning of period                       $14.24           $12.57            $9.22            $8.43
    End of period                             $14.64           $14.24           $12.57            $9.22
  Accumulation units outstanding
  at the end of period                        13,407           15,420           10,754            1,043

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                       $16.78           $13.70           $10.82            $9.74
    End of period                             $17.94           $16.78           $13.70           $10.82
  Accumulation units outstanding
  at the end of period                        13,341           13,424            8,604            1,121

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.79           $10.73             N/A
    End of period                             $10.99           $10.99           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         4,459            2,529             921              N/A

JNL/S&P Core Index 100 Division(201)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $8.51            $7.97
    End of period                               N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -              7,778             396

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.39             N/A              N/A
    End of period                             $12.72           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,585           42,120             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(308)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $7.67             N/A
    End of period                               N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,592             N/A

JNL/S&P Core Index 75 Division(298)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $7.83             N/A
    End of period                               N/A            $10.26           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,575             N/A

JNL/MCM DowSM 10 Division(299)

  Accumulation unit value:
    Beginning of period                        $9.42            $9.33            $6.66             N/A
    End of period                              $8.73            $9.42            $9.33             N/A
  Accumulation units outstanding
  at the end of period                        128,065          115,230          81,488             N/A

JNL/Putnam Midcap Growth Division(309)

  Accumulation unit value:
    Beginning of period                        $7.44            $6.39            $4.91             N/A
    End of period                              $8.19            $7.44            $6.39             N/A
  Accumulation units outstanding
  at the end of period                         2,571           14,982           15,294             N/A

JNL/T. Rowe Price Value Division(229)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.47            $8.99            $8.93
    End of period                             $13.53           $12.98           $11.47            $8.99
  Accumulation units outstanding
  at the end of period                        42,518           44,069           33,053            1,113

JNL/FMR Balanced Division(201)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.31            $8.34            $8.11
    End of period                             $10.82           $10.01            $9.31            $8.34
  Accumulation units outstanding
  at the end of period                        18,979           21,050           20,412             390






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(309)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.65            $6.68             N/A
    End of period                             $12.48           $11.17            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        47,115           37,346           13,183             N/A

JNL/Oppenheimer Growth Division(326)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.90            $7.19             N/A
    End of period                              $8.67            $8.09            $7.90             N/A
  Accumulation units outstanding
  at the end of period                        20,590           16,670           10,424             N/A

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.46           $11.18             N/A
    End of period                             $17.32           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                        11,076           10,841            4,316             N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                       $11.56            $9.19            $6.38             N/A
    End of period                             $12.51           $11.56            $9.19             N/A
  Accumulation units outstanding
  at the end of period                        96,155           85,749           61,832             N/A

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                       $11.75            $9.82            $7.52            $7.07
    End of period                             $11.21           $11.75            $9.82            $7.52
  Accumulation units outstanding
  at the end of period                        95,927           85,407           65,590             736

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(299)

  Accumulation unit value:
    Beginning of period                       $18.08           $16.35           $11.13             N/A
    End of period                             $19.34           $18.08           $16.35             N/A
  Accumulation units outstanding
  at the end of period                        61,099           59,892           45,226             N/A

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.62            $5.66            $5.43             N/A
    End of period                              $5.65            $5.62            $5.66             N/A
  Accumulation units outstanding
  at the end of period                        11,923            4,406             511              N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.41           $10.14             N/A
    End of period                             $11.18           $10.57           $10.41             N/A
  Accumulation units outstanding
  at the end of period                         3,201            2,801             274              N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.67           $10.35             N/A
    End of period                             $12.40           $11.90           $10.67             N/A
  Accumulation units outstanding
  at the end of period                         6,952            2,827             268              N/A

JNL/MCM Oil & Gas Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $17.07           $14.07             N/A              N/A
    End of period                             $22.94           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,345             308              N/A              N/A

JNL/MCM Communications Sector
Division(519)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.23             N/A              N/A
    End of period                              $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          746              749              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(201)

  Accumulation unit value:
    Beginning of period                        $9.78            $8.46            $7.24            $7.61
    End of period                             $13.18            $9.78            $8.46            $7.24
  Accumulation units outstanding
  at the end of period                        108,435          103,380          81,020             416

JNL/AIM Premier Equity II Division(359)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $8.31             N/A
    End of period                               N/A             $9.14            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               461              N/A

JNL/AIM Small Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.22            $8.26            $7.48
    End of period                             $12.55           $11.78           $11.22            $8.26
  Accumulation units outstanding
  at the end of period                        12,659           18,879           21,831            1,345

JNL/AIM Large Cap Growth Division(295)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.22            $8.22             N/A
    End of period                             $11.63           $11.05           $10.22             N/A
  Accumulation units outstanding
  at the end of period                        10,443           11,209           12,330             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.13             N/A              N/A
    End of period                             $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,320            1,498             N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.68             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,212            4,613             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,049             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.45            $5.87            $7.00
    End of period                              $8.33            $8.14            $7.45            $5.87
  Accumulation units outstanding
  at the end of period                        113,759          98,582            6,221              -

JNL/FMR Capital Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $20.21           $17.44           $13.09           $16.80
    End of period                             $21.08           $20.21           $17.44           $13.09
  Accumulation units outstanding
  at the end of period                         8,573           10,189            1,909              -

JNL/Select Large Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $25.13           $22.91           $17.22           $20.30
    End of period                             $25.83           $25.13           $22.91           $17.22
  Accumulation units outstanding
  at the end of period                        41,539           12,208            4,518              -

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                       $22.33           $19.18             N/A              N/A
    End of period                             $22.35           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,831             191              N/A              N/A

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                       $22.16           $20.35           $17.04           $16.78
    End of period                             $22.92           $22.16           $20.35           $17.04
  Accumulation units outstanding
  at the end of period                        240,436          190,801          28,730              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $19.43           $17.50           $14.01           $17.18
    End of period                             $20.75           $19.43           $17.50           $14.01
  Accumulation units outstanding
  at the end of period                         5,274            1,667             410               -

JNL/Putnam Value Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $19.08           $17.70           $14.47           $17.81
    End of period                             $19.66           $19.08           $17.70           $14.47
  Accumulation units outstanding
  at the end of period                        25,562           13,478            2,705              -

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.89           $12.05           $12.11
    End of period                             $11.88           $11.77           $11.89           $12.05
  Accumulation units outstanding
  at the end of period                        138,552          45,325           13,133              -

JNL/PPM America High Yield Bond
Division(144)

  Accumulation unit value:
    Beginning of period                         N/A            $14.98           $12.85           $12.44
    End of period                               N/A            $15.44           $14.98           $12.85
  Accumulation units outstanding
  at the end of period                          N/A               -             20,643              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                       $14.99           $14.70           $14.79           $13.94
    End of period                             $15.07           $14.99           $14.70           $14.79
  Accumulation units outstanding
  at the end of period                        50,556           35,583           26,130              -

JNL/Salomon Brothers Strategic
Bond Division(170)

  Accumulation unit value:
    Beginning of period                       $17.92           $17.07           $15.31           $14.39
    End of period                             $18.07           $17.92           $17.07           $15.31
  Accumulation units outstanding
  at the end of period                        106,933          48,105           16,962              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                       $24.81           $22.99           $17.93           $19.07
    End of period                             $25.86           $24.81           $22.99           $17.93
  Accumulation units outstanding
  at the end of period                        81,098           34,910            8,179              -

JNL/T. Rowe Price Mid-Cap Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $32.21           $27.78           $20.41           $24.90
    End of period                             $36.10           $32.21           $27.78           $20.41
  Accumulation units outstanding
  at the end of period                        81,649           42,426           11,904              -

JNL/JPMorgan International Equity
Division(123)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.35            $8.99           $11.58
    End of period                             $14.10           $12.97           $11.35            $8.99
  Accumulation units outstanding
  at the end of period                        47,038           17,431            5,075              -

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.31           $12.27           $13.28
    End of period                             $18.55           $16.82           $16.31           $12.27
  Accumulation units outstanding
  at the end of period                        59,083           23,508            6,009              -

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.92           $13.02           $13.23
    End of period                             $16.88           $16.63           $15.92           $13.02
  Accumulation units outstanding
  at the end of period                        31,912           17,893            7,347              -

JNL/Eagle SmallCap Equity Division(144)

  Accumulation unit value:
    Beginning of period                       $18.93           $16.23           $11.80           $13.73
    End of period                             $19.07           $18.93           $16.23           $11.80
  Accumulation units outstanding
  at the end of period                        19,447           10,778            2,609              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(133)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.40            $9.86           $10.46
    End of period                             $12.83           $12.27           $11.40            $9.86
  Accumulation units outstanding
  at the end of period                        967,418          561,622          212,843             -

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.49            $9.61           $11.06
    End of period                             $13.26           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                       1,172,320         999,841          237,317             -

JNL/S&P Managed Aggressive Growth
Division(112)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.16            $8.96           $10.80
    End of period                             $13.15           $12.34           $11.16            $8.96
  Accumulation units outstanding
  at the end of period                        379,833          326,453           5,023              -

JNL/S&P Very Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A            $10.76            $8.65             N/A
    End of period                               N/A            $10.98           $10.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,290             N/A

JNL/S&P Equity Growth Division I(245)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $7.90            $8.02
    End of period                               N/A            $10.21           $10.05            $7.90
  Accumulation units outstanding
  at the end of period                          N/A               -             18,927              -

JNL/S&P Equity Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28            $8.05            $8.20
    End of period                               N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A               -              2,884              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.61            $7.66            $9.39
    End of period                             $10.65           $10.39            $9.61            $7.66
  Accumulation units outstanding
  at the end of period                        505,570          314,177          89,245              -

JNL/MCM S&P 400 MidCap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.18            $8.46           $10.09
    End of period                             $13.98           $12.71           $11.18            $8.46
  Accumulation units outstanding
  at the end of period                        292,483          173,597          30,238              -

JNL/Alliance Capital Growth Division(169)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.25            $7.58            $8.21
    End of period                              $8.78            $9.66            $9.25            $7.58
  Accumulation units outstanding
  at the end of period                           -              3,454            8,170              -

JNL/JPMorgan International Value
Division(338)

  Accumulation unit value:
    Beginning of period                       $10.18            $8.46            $6.46             N/A
    End of period                             $11.86           $10.18            $8.46             N/A
  Accumulation units outstanding
  at the end of period                        85,794           26,346            5,525             N/A

JNL/PIMCO Total Return Bond Division(123)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.25           $12.87           $12.31
    End of period                             $13.66           $13.59           $13.25           $12.87
  Accumulation units outstanding
  at the end of period                        332,970          131,014          56,973              -

JNL/MCM Small Cap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.30            $7.88            $9.74
    End of period                             $13.34           $13.03           $11.30            $7.88
  Accumulation units outstanding
  at the end of period                        234,526          143,303          34,562              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(154)

  Accumulation unit value:
    Beginning of period                       $13.44           $11.45            $8.49            $9.61
    End of period                             $14.96           $13.44           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        270,082          137,253          29,956              -

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $14.24           $12.57            $9.22           $12.18
    End of period                             $14.64           $14.24           $12.57            $9.22
  Accumulation units outstanding
  at the end of period                        81,707           34,491           14,816              -

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $16.78           $13.70           $10.82           $13.20
    End of period                             $17.93           $16.78           $13.70           $10.82
  Accumulation units outstanding
  at the end of period                        118,883          83,154           16,050              -

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.79           $10.67           $10.25
    End of period                             $10.99           $10.98           $10.79           $10.67
  Accumulation units outstanding
  at the end of period                        171,692          136,129          46,945              -

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $8.51            $9.81
    End of period                               N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -             29,043              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.38             N/A              N/A
    End of period                             $12.71           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        138,839          79,322             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $8.55             N/A
    End of period                               N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,024             N/A

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $8.11            $8.22
    End of period                               N/A            $10.26           $10.07            $8.11
  Accumulation units outstanding
  at the end of period                          N/A               -               354               -

JNL/MCM DowSM 10 Division(94)

  Accumulation unit value:
    Beginning of period                        $9.42            $9.32            $7.55            $9.00
    End of period                              $8.73            $9.42            $9.32            $7.55
  Accumulation units outstanding
  at the end of period                       1,036,380         709,081          229,647             -

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                        $7.44            $6.38            $4.87            $6.64
    End of period                              $8.19            $7.44            $6.38            $4.87
  Accumulation units outstanding
  at the end of period                        29,087           21,126           14,179              -

JNL/T. Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.47            $8.99           $11.20
    End of period                             $13.53           $12.97           $11.47            $8.99
  Accumulation units outstanding
  at the end of period                        203,584          106,640          25,272              -

JNL/FMR Balanced Division(159)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.31            $8.33            $8.39
    End of period                             $10.82           $10.01            $9.31            $8.33
  Accumulation units outstanding
  at the end of period                        188,160          72,323           27,514              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(94)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.64            $6.99            $9.11
    End of period                             $12.48           $11.17            $9.64            $6.99
  Accumulation units outstanding
  at the end of period                        147,965          49,947            9,652              -

JNL/Oppenheimer Growth Division(159)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.90            $6.83            $7.50
    End of period                              $8.67            $8.09            $7.90            $6.83
  Accumulation units outstanding
  at the end of period                        37,497           17,290           10,641              -

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.46           $10.26             N/A
    End of period                             $17.32           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                        74,731           24,436            3,776             N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                       $11.56            $9.19            $7.02            $8.22
    End of period                             $12.51           $11.56            $9.19            $7.02
  Accumulation units outstanding
  at the end of period                        886,912          598,495          159,404             -

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                       $11.75            $9.81            $7.52            $9.18
    End of period                             $11.20           $11.75            $9.81            $7.52
  Accumulation units outstanding
  at the end of period                        836,522          576,738          192,157             -

JNL/MCM Consumer Brands Sector
Division(516)

  Accumulation unit value:
    Beginning of period                       $10.68            $9.98             N/A              N/A
    End of period                             $10.24           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,159            3,959             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                       $18.07           $16.34           $11.24           $13.47
    End of period                             $19.34           $18.07           $16.34           $11.24
  Accumulation units outstanding
  at the end of period                        470,597          337,307          93,432              -

JNL/MCM Technology Sector Division(558)

  Accumulation unit value:
    Beginning of period                        $5.62            $5.49             N/A              N/A
    End of period                              $5.65            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,624           27,866             N/A              N/A

JNL/MCM Healthcare Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.47             N/A              N/A
    End of period                             $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,345           20,018             N/A              N/A

JNL/MCM Financial Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.38             N/A              N/A
    End of period                             $12.40           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,970           11,464             N/A              N/A

JNL/MCM Oil & Gas Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $17.07           $13.17             N/A              N/A
    End of period                             $22.93           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,513           20,400             N/A              N/A

JNL/MCM Communications Sector
Division(518)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.28             N/A              N/A
    End of period                              $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,271           10,043             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(138)

  Accumulation unit value:
    Beginning of period                        $9.77            $8.46            $7.24            $9.28
    End of period                             $13.18            $9.77            $8.46            $7.24
  Accumulation units outstanding
  at the end of period                        938,711          672,916          193,964             -

JNL/AIM Premier Equity II Division(120)

  Accumulation unit value:
    Beginning of period                         N/A             $9.35            $7.76           $10.05
    End of period                               N/A             $9.14            $9.35            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -              6,277              -

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.22            $8.25            $9.94
    End of period                             $12.54           $11.78           $11.22            $8.25
  Accumulation units outstanding
  at the end of period                        47,619           23,116           16,008              -

JNL/AIM Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.22            $8.01           $10.31
    End of period                             $11.63           $11.04           $10.22            $8.01
  Accumulation units outstanding
  at the end of period                        115,451          54,147           25,241              -

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,142             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(870)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,079             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,429             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.81             N/A              N/A
    End of period                             $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,515          16,498             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.52             N/A              N/A
    End of period                             $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        555,854          67,277             N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.71             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,692,374         189,770            N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.75             N/A              N/A
    End of period                             $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        273,822          17,150             N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.87             N/A              N/A
    End of period                             $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        214,786          29,050             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.98             N/A              N/A
    End of period                             $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        123,557          30,062             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.45             N/A              N/A
    End of period                              $8.33            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        249,548          198,084            N/A              N/A

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $20.19           $17.99             N/A              N/A
    End of period                             $21.06           $20.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,648           13,125             N/A              N/A

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                       $25.10           $24.73             N/A              N/A
    End of period                             $25.80           $25.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,702            9,327             N/A              N/A

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                       $22.31           $20.30             N/A              N/A
    End of period                             $22.33           $22.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,019            3,827             N/A              N/A

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                       $22.14           $20.10             N/A              N/A
    End of period                             $22.89           $22.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        227,117          88,071             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                       $19.41           $17.60             N/A              N/A
    End of period                             $20.73           $19.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,065            2,808             N/A              N/A

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $19.06           $17.69             N/A              N/A
    End of period                             $19.64           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,705            4,004             N/A              N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.82             N/A              N/A
    End of period                             $11.86           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        469,721          152,752            N/A              N/A

JNL/PPM America High Yield Bond
Division(391)

  Accumulation unit value:
    Beginning of period                         N/A            $14.96           $13.59             N/A
    End of period                               N/A            $15.43           $14.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                       $14.98           $14.69           $14.31             N/A
    End of period                             $15.06           $14.98           $14.69             N/A
  Accumulation units outstanding
  at the end of period                        131,995          35,365              -               N/A

JNL/Salomon Brothers Strategic
Bond Division(391)

  Accumulation unit value:
    Beginning of period                       $17.91           $17.06           $16.11             N/A
    End of period                             $18.05           $17.91           $17.06             N/A
  Accumulation units outstanding
  at the end of period                        281,312          61,617              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                       $24.79           $22.84             N/A              N/A
    End of period                             $25.83           $24.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        177,361          70,116             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(480)

  Accumulation unit value:
    Beginning of period                       $32.18           $27.76           $27.38             N/A
    End of period                             $36.06           $32.18           $27.76             N/A
  Accumulation units outstanding
  at the end of period                        154,147          55,816           10,526             N/A

JNL/JPMorgan International Equity
Division(573)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.39             N/A              N/A
    End of period                             $14.09           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,494           23,827             N/A              N/A

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $16.80           $15.85             N/A              N/A
    End of period                             $18.53           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,876           21,821             N/A              N/A

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $16.61           $15.51             N/A              N/A
    End of period                             $16.87           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,370           29,981             N/A              N/A

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                       $18.92           $16.71             N/A              N/A
    End of period                             $19.05           $18.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,756           35,309             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(579)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.14             N/A              N/A
    End of period                             $12.82           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,572,196         610,776            N/A              N/A

JNL/S&P Managed Growth Division(580)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.15             N/A              N/A
    End of period                             $13.25           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        911,546          554,010            N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(586)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.17             N/A              N/A
    End of period                             $13.14           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        386,736          244,263            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(584)

  Accumulation unit value:
    Beginning of period                         N/A            $10.60             N/A              N/A
    End of period                               N/A            $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(580)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73             N/A              N/A
    End of period                               N/A            $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(628)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03             N/A              N/A
    End of period                               N/A            $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.59             N/A              N/A
    End of period                             $10.65           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,216,227         570,006            N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(573)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.32             N/A              N/A
    End of period                             $13.98           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        632,503          275,899            N/A              N/A

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                        $9.66            $8.94             N/A              N/A
    End of period                              $8.77            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             15,820             N/A              N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                       $10.18            $8.46            $8.18             N/A
    End of period                             $11.85           $10.18            $8.46             N/A
  Accumulation units outstanding
  at the end of period                        357,534          89,448           35,219             N/A

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                       $13.58           $13.10             N/A              N/A
    End of period                             $13.65           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        584,172          183,256            N/A              N/A

JNL/MCM Small Cap Index Division(480)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.29           $11.13             N/A
    End of period                             $13.33           $13.02           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        593,205          271,639          25,892             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                       $13.44           $11.63             N/A              N/A
    End of period                             $14.95           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        669,543          220,637            N/A              N/A

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                       $14.23           $12.21             N/A              N/A
    End of period                             $14.62           $14.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        180,359          57,663             N/A              N/A

JNL/Lazard Mid Cap Value Division(480)

  Accumulation unit value:
    Beginning of period                       $16.77           $13.69           $13.52             N/A
    End of period                             $17.92           $16.77           $13.69             N/A
  Accumulation units outstanding
  at the end of period                        241,719          103,143          21,321             N/A

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.79           $10.51             N/A
    End of period                             $10.98           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                        479,514          155,531             -               N/A

JNL/S&P Core Index 100 Division(579)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01             N/A              N/A
    End of period                               N/A            $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.38             N/A              N/A
    End of period                             $12.70           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        302,217          437,024            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17             N/A              N/A
    End of period                               N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(608)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25             N/A              N/A
    End of period                               N/A            $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(468)

  Accumulation unit value:
    Beginning of period                        $9.42            $9.32            $8.66             N/A
    End of period                              $8.72            $9.42            $9.32             N/A
  Accumulation units outstanding
  at the end of period                       1,942,640         928,368          12,271             N/A

JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                        $7.43            $6.66             N/A              N/A
    End of period                              $8.19            $7.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,340           34,355             N/A              N/A

JNL/T. Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.54             N/A              N/A
    End of period                             $13.52           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        357,583          143,739            N/A              N/A

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                       $10.00            $9.27             N/A              N/A
    End of period                             $10.81           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        224,846          80,070             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.76             N/A              N/A
    End of period                             $12.48           $11.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        190,574          101,257            N/A              N/A

JNL/Oppenheimer Growth Division(568)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.99             N/A              N/A
    End of period                              $8.67            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,314           14,906             N/A              N/A

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                       $16.29           $14.35             N/A              N/A
    End of period                             $17.31           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,775          49,254             N/A              N/A

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                       $11.55            $9.18            $8.88             N/A
    End of period                             $12.50           $11.55            $9.18             N/A
  Accumulation units outstanding
  at the end of period                       1,782,689         754,574          11,965             N/A

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                       $11.74            $9.81            $9.21             N/A
    End of period                             $11.20           $11.74            $9.81             N/A
  Accumulation units outstanding
  at the end of period                       1,724,466         784,939          11,533             N/A

JNL/MCM Consumer Brands Sector
Division(586)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.74             N/A              N/A
    End of period                             $10.23           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        124,212          35,115             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(468)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.34           $16.42             N/A
    End of period                             $19.32           $18.06           $16.34             N/A
  Accumulation units outstanding
  at the end of period                        939,340          411,170           6,470             N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                        $5.61            $5.25             N/A              N/A
    End of period                              $5.65            $5.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        398,216          60,636             N/A              N/A

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.49             N/A              N/A
    End of period                             $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        232,727          51,824             N/A              N/A

JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.76             N/A              N/A
    End of period                             $12.39           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        147,548          18,573             N/A              N/A

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $17.06           $14.18             N/A              N/A
    End of period                             $22.91           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        245,137          49,829             N/A              N/A

JNL/MCM Communications Sector
Division(591)

  Accumulation unit value:
    Beginning of period                        $4.46            $3.93             N/A              N/A
    End of period                              $4.43            $4.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,583           22,914             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(468)

  Accumulation unit value:
    Beginning of period                        $9.77            $8.45            $8.15             N/A
    End of period                             $13.17            $9.77            $8.45             N/A
  Accumulation units outstanding
  at the end of period                       1,799,922         806,182          13,035             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.84             N/A              N/A
    End of period                             $12.54           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,533           32,062             N/A              N/A

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.23             N/A              N/A
    End of period                             $11.63           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,773          54,210             N/A              N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,154             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,634            N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(827)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,311             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.85             N/A              N/A
    End of period                             $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        133,652          23,717             N/A              N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.62             N/A              N/A
    End of period                             $15.57           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,443,727         148,436            N/A              N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.87             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       4,836,090         666,960            N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.11             N/A              N/A
    End of period                             $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        767,048          132,420            N/A              N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.03             N/A              N/A
    End of period                             $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        660,856          74,893             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.94             N/A              N/A
    End of period                             $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        530,025          129,487            N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.13            $7.44            $5.87            $7.50
    End of period                              $8.32            $8.13            $7.44            $5.87
  Accumulation units outstanding
  at the end of period                         6,299            5,965            5,973            4,201

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.08           $22.87           $17.19           $21.78
    End of period                             $25.78           $25.08           $22.87           $17.19
  Accumulation units outstanding
  at the end of period                          707              707              707              509

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.11           $20.31           $17.01           $18.53
    End of period                             $22.87           $22.11           $20.31           $17.01
  Accumulation units outstanding
  at the end of period                         5,051            6,358            3,838             580






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $19.39           $17.47           $14.01             N/A
    End of period                             $20.71           $19.39           $17.47             N/A
  Accumulation units outstanding
  at the end of period                          249               -                -               N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.67           $14.44           $17.95
    End of period                             $19.61           $19.04           $17.67           $14.44
  Accumulation units outstanding
  at the end of period                          251              296              298              253

JNL/Select Money Market Division(287)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.87           $12.01             N/A
    End of period                             $11.85           $11.75           $11.87             N/A
  Accumulation units outstanding
  at the end of period                          978              982               -               N/A

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $14.95           $12.83           $12.88
    End of period                               N/A            $15.41           $14.95           $12.83
  Accumulation units outstanding
  at the end of period                          N/A               -              3,023            2,098

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                       $14.97           $14.68           $14.77           $14.33
    End of period                             $15.04           $14.97           $14.68           $14.77
  Accumulation units outstanding
  at the end of period                         6,819            6,680            6,754            6,721

JNL/Salomon Brothers Strategic
Bond Division(163)

  Accumulation unit value:
    Beginning of period                       $17.89           $17.04           $15.29           $14.37
    End of period                             $18.03           $17.89           $17.04           $15.29
  Accumulation units outstanding
  at the end of period                         2,657            1,603            2,339            1,302






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                       $24.76           $22.95           $17.90           $18.21
    End of period                             $25.80           $24.76           $22.95           $17.90
  Accumulation units outstanding
  at the end of period                         6,302            6,028            4,154             43

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $32.15           $27.74           $20.38           $26.43
    End of period                             $36.02           $32.15           $27.74           $20.38
  Accumulation units outstanding
  at the end of period                         6,390            6,159            5,164            2,803

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.33            $8.98           $11.71
    End of period                             $14.07           $12.95           $11.33            $8.98
  Accumulation units outstanding
  at the end of period                         2,637            1,795           12,828           12,303

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $16.79           $16.28           $12.25           $17.04
    End of period                             $18.52           $16.79           $16.28           $12.25
  Accumulation units outstanding
  at the end of period                         6,939            7,385            7,873            7,812

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.93           $13.03           $16.41
    End of period                             $16.89           $16.63           $15.93           $13.03
  Accumulation units outstanding
  at the end of period                         1,909            1,933            1,881             36

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.03           $16.31           $11.86           $16.19
    End of period                             $19.16           $19.03           $16.31           $11.86
  Accumulation units outstanding
  at the end of period                          490              497              987              23






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(174)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.39            $9.85           $10.01
    End of period                             $12.81           $12.25           $11.39            $9.85
  Accumulation units outstanding
  at the end of period                        19,852           27,121           23,977           27,345

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.47            $9.60           $10.94
    End of period                             $13.24           $12.55           $11.47            $9.60
  Accumulation units outstanding
  at the end of period                        60,713           65,225           15,408           17,347

JNL/S&P Managed Aggressive Growth
Division(142)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.15            $8.95            $9.91
    End of period                             $13.13           $12.33           $11.15            $8.95
  Accumulation units outstanding
  at the end of period                        66,545           61,414           39,824           28,499

JNL/S&P Very Aggressive Growth
Division I(175)

  Accumulation unit value:
    Beginning of period                         N/A            $10.75            $8.39            $9.02
    End of period                               N/A            $10.97           $10.75            $8.39
  Accumulation units outstanding
  at the end of period                          N/A               -               448              228

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $7.89           $10.15
    End of period                               N/A            $10.20           $10.04            $7.89
  Accumulation units outstanding
  at the end of period                          N/A               -             19,477            8,149

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27            $8.05           $10.32
    End of period                               N/A            $10.46           $10.27            $8.05
  Accumulation units outstanding
  at the end of period                          N/A               -              3,669            3,258






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.38            $9.61            $7.66            $9.67
    End of period                             $10.64           $10.38            $9.61            $7.66
  Accumulation units outstanding
  at the end of period                        14,936           15,775            5,728            1,640

JNL/MCM S&P 400 MidCap Index Division(163)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.17            $8.46            $8.06
    End of period                             $13.97           $12.70           $11.17            $8.46
  Accumulation units outstanding
  at the end of period                         7,331            8,822            4,367            1,111

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(308)

  Accumulation unit value:
    Beginning of period                       $10.17            $8.45            $5.88             N/A
    End of period                             $11.84           $10.17            $8.45             N/A
  Accumulation units outstanding
  at the end of period                         2,602            2,469            2,477             N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.23           $12.86           $12.19
    End of period                             $13.64           $13.57           $13.23           $12.86
  Accumulation units outstanding
  at the end of period                        12,346           10,928           12,296           10,924

JNL/MCM Small Cap Index Division(163)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.29            $7.88            $7.60
    End of period                             $13.33           $13.02           $11.29            $7.88
  Accumulation units outstanding
  at the end of period                         5,773            7,733            3,513            1,193






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(179)

  Accumulation unit value:
    Beginning of period                       $13.43           $11.45            $8.49            $8.70
    End of period                             $14.95           $13.43           $11.45            $8.49
  Accumulation units outstanding
  at the end of period                        11,608           11,484            4,668            1,308

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.22           $12.55            $9.21           $12.04
    End of period                             $14.61           $14.22           $12.55            $9.21
  Accumulation units outstanding
  at the end of period                        11,833           16,659           16,746            8,993

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $16.76           $13.68           $10.81           $13.24
    End of period                             $17.90           $16.76           $13.68           $10.81
  Accumulation units outstanding
  at the end of period                        14,300           13,722           13,879            7,851

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.79           $10.67           $10.37
    End of period                             $10.98           $10.98           $10.79           $10.67
  Accumulation units outstanding
  at the end of period                         7,396            8,137            4,675            2,556

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $8.51            $9.86
    End of period                               N/A            $10.37           $10.21            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -             53,885            5,779

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.37             N/A              N/A
    End of period                             $12.69           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,894            5,208             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(446)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $9.64             N/A
    End of period                               N/A            $10.25           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               195              N/A

JNL/MCM DowSM 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $9.41            $9.32            $7.54            $9.29
    End of period                              $8.72            $9.41            $9.32            $7.54
  Accumulation units outstanding
  at the end of period                        15,360           14,895            6,841            2,041

JNL/Putnam Midcap Growth Division(225)

  Accumulation unit value:
    Beginning of period                        $7.42            $6.37            $4.87            $4.94
    End of period                              $8.17            $7.42            $6.37            $4.87
  Accumulation units outstanding
  at the end of period                          288              288              288              32

JNL/T. Rowe Price Value Division(169)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.46            $8.98            $9.04
    End of period                             $13.51           $12.96           $11.46            $8.98
  Accumulation units outstanding
  at the end of period                        38,108           36,169           27,323           22,118

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.33            $8.35            $9.10
    End of period                             $10.83           $10.02            $9.33            $8.35
  Accumulation units outstanding
  at the end of period                         1,739            1,750            1,454              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.16            $9.64            $6.98            $9.15
    End of period                             $12.47           $11.16            $9.64            $6.98
  Accumulation units outstanding
  at the end of period                        19,105           20,752            5,237             490

JNL/Oppenheimer Growth Division(225)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.91            $6.83            $7.13
    End of period                              $8.68            $8.10            $7.91            $6.83
  Accumulation units outstanding
  at the end of period                         1,204            1,138             354              37

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $17.47             N/A              N/A              N/A
    End of period                             $17.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568             N/A              N/A              N/A

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                       $11.55            $9.18            $7.02            $7.79
    End of period                             $12.49           $11.55            $9.18            $7.02
  Accumulation units outstanding
  at the end of period                         5,740            6,759            1,549             264

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                       $11.74            $9.80            $7.52            $8.28
    End of period                             $11.19           $11.74            $9.80            $7.52
  Accumulation units outstanding
  at the end of period                         9,149            9,471            4,439            1,707

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(175)

  Accumulation unit value:
    Beginning of period                       $18.05           $16.33           $11.23           $11.75
    End of period                             $19.31           $18.05           $16.33           $11.23
  Accumulation units outstanding
  at the end of period                         3,849            4,244            1,386             175

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(175)

  Accumulation unit value:
    Beginning of period                        $9.76            $8.45            $7.24            $8.55
    End of period                             $13.16            $9.76            $8.45            $7.24
  Accumulation units outstanding
  at the end of period                        10,483           12,044            5,167             241

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $7.78           $10.34
    End of period                               N/A             $9.15            $9.37            $7.78
  Accumulation units outstanding
  at the end of period                          N/A               -               242              244

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.22            $8.25           $11.00
    End of period                             $12.53           $11.77           $11.22            $8.25
  Accumulation units outstanding
  at the end of period                         9,107            9,382            7,834            4,909

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.22            $8.00           $10.19
    End of period                             $11.62           $11.04           $10.22            $8.00
  Accumulation units outstanding
  at the end of period                         1,266            1,469            1,264            1,059

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(964)

  Accumulation unit value:
    Beginning of period                       $11.29             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          728              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(964)

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          738              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.79             N/A              N/A              N/A
    End of period                             $15.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,173             N/A              N/A              N/A

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.47             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,111            5,288             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(245)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.43            $5.86            $5.99
    End of period                              $8.31            $8.12            $7.43            $5.86
  Accumulation units outstanding
  at the end of period                        19,102           18,787           14,573            3,534

JNL/FMR Capital Growth Division(232)

  Accumulation unit value:
    Beginning of period                       $20.13           $17.37           $13.05           $13.66
    End of period                             $20.98           $20.13           $17.37           $13.05
  Accumulation units outstanding
  at the end of period                         2,589            1,910             551              185

JNL/Select Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $25.02           $22.82           $17.16           $21.74
    End of period                             $25.71           $25.02           $22.82           $17.16
  Accumulation units outstanding
  at the end of period                        11,125            9,998            7,822            2,277

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.27             N/A              N/A              N/A
    End of period                             $22.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          24               N/A              N/A              N/A

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                       $22.06           $20.27           $16.98           $18.49
    End of period                             $22.81           $22.06           $20.27           $16.98
  Accumulation units outstanding
  at the end of period                        36,882           42,174           30,859            5,038






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(148)

  Accumulation unit value:
    Beginning of period                       $19.35           $17.43           $13.96           $15.38
    End of period                             $20.65           $19.35           $17.43           $13.96
  Accumulation units outstanding
  at the end of period                         3,363            5,161            5,685             705

JNL/Putnam Value Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $18.99           $17.63           $14.42           $17.92
    End of period                             $19.56           $18.99           $17.63           $14.42
  Accumulation units outstanding
  at the end of period                         5,032            3,773            5,614            3,958

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.85           $12.01           $12.08
    End of period                             $11.82           $11.72           $11.85           $12.01
  Accumulation units outstanding
  at the end of period                        31,836           63,542           91,634            9,287

JNL/PPM America High Yield Bond
Division(121)

  Accumulation unit value:
    Beginning of period                         N/A            $14.92           $12.80           $12.86
    End of period                               N/A            $15.37           $14.92           $12.80
  Accumulation units outstanding
  at the end of period                          N/A               -             83,936            5,646

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                       $14.93           $14.64           $14.74           $13.61
    End of period                             $15.00           $14.93           $14.64           $14.74
  Accumulation units outstanding
  at the end of period                        32,558           36,329           48,268           30,006

JNL/Salomon Brothers Strategic
Bond Division(121)

  Accumulation unit value:
    Beginning of period                       $17.85           $17.00           $15.26           $14.66
    End of period                             $17.98           $17.85           $17.00           $15.26
  Accumulation units outstanding
  at the end of period                        23,352           16,295           13,259            2,901






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $24.71           $22.90           $17.87           $22.37
    End of period                             $25.73           $24.71           $22.90           $17.87
  Accumulation units outstanding
  at the end of period                        23,972           23,915           16,265            4,031

JNL/T. Rowe Price Mid-Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $32.07           $27.68           $20.34           $26.38
    End of period                             $35.92           $32.07           $27.68           $20.34
  Accumulation units outstanding
  at the end of period                        16,421           15,749           12,684            1,814

JNL/JPMorgan International Equity
Division(121)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.31            $8.96           $11.69
    End of period                             $14.04           $12.92           $11.31            $8.96
  Accumulation units outstanding
  at the end of period                         8,358            5,218            1,109              -

JNL/Alger Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $16.75           $16.25           $12.23           $17.01
    End of period                             $18.47           $16.75           $16.25           $12.23
  Accumulation units outstanding
  at the end of period                        15,384           16,157           14,638            6,832

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $16.57           $15.87           $12.98           $16.39
    End of period                             $16.81           $16.57           $15.87           $12.98
  Accumulation units outstanding
  at the end of period                         9,778           11,568            9,193            6,638

JNL/Eagle SmallCap Equity Division(121)

  Accumulation unit value:
    Beginning of period                       $18.86           $16.17           $11.77           $16.17
    End of period                             $18.99           $18.86           $16.17           $11.77
  Accumulation units outstanding
  at the end of period                         4,451            6,889            3,905             426






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.37            $9.84           $10.87
    End of period                             $12.78           $12.23           $11.37            $9.84
  Accumulation units outstanding
  at the end of period                        229,434          204,097          147,635          55,711

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.46            $9.59           $11.11
    End of period                             $13.22           $12.53           $11.46            $9.59
  Accumulation units outstanding
  at the end of period                        203,613          217,716          174,553          97,686

JNL/S&P Managed Aggressive Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.13            $8.94           $10.99
    End of period                             $13.10           $12.30           $11.13            $8.94
  Accumulation units outstanding
  at the end of period                        112,507          133,837          34,011           22,896

JNL/S&P Very Aggressive Growth
Division I(121)

  Accumulation unit value:
    Beginning of period                         N/A            $10.74            $8.38           $10.75
    End of period                               N/A            $10.95           $10.74            $8.38
  Accumulation units outstanding
  at the end of period                          N/A               -              6,281            3,507

JNL/S&P Equity Growth Division I(121)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03            $7.88           $10.14
    End of period                               N/A            $10.19           $10.03            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -             44,010            1,552

JNL/S&P Equity Aggressive Growth
Division I(423)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25            $9.40             N/A
    End of period                               N/A            $10.45           $10.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,643             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.60            $7.65            $9.67
    End of period                             $10.63           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        135,473          142,077          85,800           16,925

JNL/MCM S&P 400 MidCap Index Division(121)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.17            $8.46           $10.81
    End of period                             $13.96           $12.70           $11.17            $8.46
  Accumulation units outstanding
  at the end of period                        54,862           67,771           35,469            3,345

JNL/Alliance Capital Growth Division(251)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.23            $7.98             N/A
    End of period                              $8.75            $9.63            $9.23             N/A
  Accumulation units outstanding
  at the end of period                           -               960             3,954             N/A

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                       $10.15            $8.44            $5.62             N/A
    End of period                             $11.82           $10.15            $8.44             N/A
  Accumulation units outstanding
  at the end of period                        32,626           35,140           48,936             N/A

JNL/PIMCO Total Return Bond Division(251)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.21           $12.85           $12.25
    End of period                             $13.61           $13.55           $13.21           $12.85
  Accumulation units outstanding
  at the end of period                        148,259          147,393          130,556          111,887

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.29            $7.88           $10.37
    End of period                             $13.31           $13.01           $11.29            $7.88
  Accumulation units outstanding
  at the end of period                        46,667           53,176           41,777            3,527






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(155)

  Accumulation unit value:
    Beginning of period                       $13.42           $11.44            $8.49            $8.92
    End of period                             $14.93           $13.42           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        26,725           29,331           21,818            2,375

JNL/Lazard Small Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                       $14.20           $12.53            $9.20           $12.18
    End of period                             $14.59           $14.20           $12.53            $9.20
  Accumulation units outstanding
  at the end of period                        27,914           41,085           25,253           19,507

JNL/Lazard Mid Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                       $16.73           $13.66           $10.80           $13.19
    End of period                             $17.87           $16.73           $13.66           $10.80
  Accumulation units outstanding
  at the end of period                        34,408           34,918           27,734            9,446

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.78           $10.66           $10.09
    End of period                             $10.97           $10.97           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                        30,888           36,738           32,688           11,168

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.51            $9.86
    End of period                               N/A            $10.36           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -             17,758           16,835

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.35             N/A              N/A
    End of period                             $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,222           133,298            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(121)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.70            $9.88
    End of period                               N/A            $10.07            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -             22,200           22,779

JNL/S&P Core Index 75 Division(173)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $8.11            $8.51
    End of period                               N/A            $10.25           $10.06            $8.11
  Accumulation units outstanding
  at the end of period                          N/A               -                -             22,074

JNL/MCM DowSM 10 Division(121)

  Accumulation unit value:
    Beginning of period                        $9.40            $9.31            $7.54            $9.29
    End of period                              $8.70            $9.40            $9.31            $7.54
  Accumulation units outstanding
  at the end of period                        151,971          177,876          135,151          47,649

JNL/Putnam Midcap Growth Division(148)

  Accumulation unit value:
    Beginning of period                        $7.42            $6.37            $4.86            $5.40
    End of period                              $8.17            $7.42            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                        16,494           16,780           20,251            6,201

JNL/T. Rowe Price Value Division(121)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.45            $8.98           $11.37
    End of period                             $13.49           $12.95           $11.45            $8.98
  Accumulation units outstanding
  at the end of period                        84,275           77,830           64,686           32,509

JNL/FMR Balanced Division(121)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.30            $8.32            $9.09
    End of period                             $10.79            $9.98            $9.30            $8.32
  Accumulation units outstanding
  at the end of period                        35,081           37,336           29,660            8,262






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(121)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.63            $6.98            $9.15
    End of period                             $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        21,246           18,450           14,977            3,319

JNL/Oppenheimer Growth Division(121)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.89            $6.82            $8.68
    End of period                              $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        14,160           14,414           10,529            3,180

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                       $16.28           $14.45           $10.57             N/A
    End of period                             $17.29           $16.28           $14.45             N/A
  Accumulation units outstanding
  at the end of period                        14,653           12,348            5,507             N/A

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.53            $9.17            $7.01            $8.54
    End of period                             $12.47           $11.53            $9.17            $7.01
  Accumulation units outstanding
  at the end of period                        123,303          131,974          90,528           28,402

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.72            $9.79            $7.51            $9.25
    End of period                             $11.17           $11.72            $9.79            $7.51
  Accumulation units outstanding
  at the end of period                        142,096          157,763          91,887           31,310

JNL/MCM Consumer Brands Sector
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.65            $9.90             N/A              N/A
    End of period                             $10.21           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,669            3,843             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $18.03           $16.31           $11.22           $13.80
    End of period                             $19.28           $18.03           $16.31           $11.22
  Accumulation units outstanding
  at the end of period                        56,139           65,447           51,033           20,999

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                        $5.60            $6.15             N/A              N/A
    End of period                              $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,454            1,928             N/A              N/A

JNL/MCM Healthcare Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.45             N/A              N/A
    End of period                             $11.14           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,058            2,161             N/A              N/A

JNL/MCM Financial Sector Division(577)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.35             N/A              N/A
    End of period                             $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,234             240              N/A              N/A

JNL/MCM Oil & Gas Sector Division(493)

  Accumulation unit value:
    Beginning of period                       $17.02           $13.17             N/A              N/A
    End of period                             $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,325            7,933             N/A              N/A

JNL/MCM Communications Sector
Division(747)

  Accumulation unit value:
    Beginning of period                        $4.31             N/A              N/A              N/A
    End of period                              $4.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,160             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                        $9.75            $8.44            $7.23            $9.63
    End of period                             $13.14            $9.75            $8.44            $7.23
  Accumulation units outstanding
  at the end of period                        109,307          123,189          87,585           29,281

JNL/AIM Premier Equity II Division(122)

  Accumulation unit value:
    Beginning of period                         N/A             $9.35            $7.76           $10.04
    End of period                               N/A             $9.13            $9.35            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -             11,017            9,816

JNL/AIM Small Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.21            $8.25           $11.00
    End of period                             $12.52           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        21,670           28,636           30,965            8,037

JNL/AIM Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.21            $8.00           $10.19
    End of period                             $11.61           $11.03           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        21,464           25,134           12,197            5,096

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,064             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.03             N/A              N/A
    End of period                             $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,279            5,076             N/A              N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.91             N/A              N/A
    End of period                             $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,944           14,728             N/A              N/A

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.74             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,193            7,647             N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.04             N/A              N/A
    End of period                             $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,915            5,293             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,902             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.43            $6.95             N/A
    End of period                              $8.31            $8.12            $7.43             N/A
  Accumulation units outstanding
  at the end of period                        24,526           88,210            1,440             N/A

JNL/FMR Capital Growth Division(518)

  Accumulation unit value:
    Beginning of period                       $20.12           $17.98             N/A              N/A
    End of period                             $20.97           $20.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,682            1,005             N/A              N/A

JNL/Select Large Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $25.01           $22.81           $17.15           $23.08
    End of period                             $25.70           $25.01           $22.81           $17.15
  Accumulation units outstanding
  at the end of period                         6,985            3,955              -                -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $22.22           $20.23             N/A              N/A
    End of period                             $22.24           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,799            1,119             N/A              N/A

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                       $22.05           $20.26           $16.98           $18.33
    End of period                             $22.80           $22.05           $20.26           $16.98
  Accumulation units outstanding
  at the end of period                        84,050           64,484            3,839              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(461)

  Accumulation unit value:
    Beginning of period                       $19.34           $17.43           $16.54             N/A
    End of period                             $20.64           $19.34           $17.43             N/A
  Accumulation units outstanding
  at the end of period                         2,698            1,380             657              N/A

JNL/Putnam Value Equity Division(87)

  Accumulation unit value:
    Beginning of period                       $18.99           $17.62           $14.41           $18.17
    End of period                             $19.55           $18.99           $17.62           $14.41
  Accumulation units outstanding
  at the end of period                         3,645            3,686             820               -

JNL/Select Money Market Division(61)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.83           $12.00           $12.08
    End of period                             $11.80           $11.70           $11.83           $12.00
  Accumulation units outstanding
  at the end of period                        66,821           16,421             122               -

JNL/PPM America High Yield Bond
Division(61)

  Accumulation unit value:
    Beginning of period                         N/A            $14.91           $12.80           $12.62
    End of period                               N/A            $15.37           $14.91           $12.80
  Accumulation units outstanding
  at the end of period                          N/A               -               726               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                       $14.92           $14.64           $14.74           $13.69
    End of period                             $14.99           $14.92           $14.64           $14.74
  Accumulation units outstanding
  at the end of period                        40,767           14,904            4,882              -

JNL/Salomon Brothers Strategic
Bond Division(76)

  Accumulation unit value:
    Beginning of period                       $17.84           $17.00           $15.25           $14.57
    End of period                             $17.97           $17.84           $17.00           $15.25
  Accumulation units outstanding
  at the end of period                        85,888           22,099            4,967              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $24.69           $22.89           $17.86           $22.36
    End of period                             $25.72           $24.69           $22.89           $17.86
  Accumulation units outstanding
  at the end of period                        27,919           13,720             483               -

JNL/T. Rowe Price Mid-Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                       $32.06           $27.67           $20.33           $26.14
    End of period                             $35.91           $32.06           $27.67           $20.33
  Accumulation units outstanding
  at the end of period                        24,523           10,766             809               -

JNL/JPMorgan International Equity
Division(94)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.30            $8.96           $11.43
    End of period                             $14.03           $12.91           $11.30            $8.96
  Accumulation units outstanding
  at the end of period                        26,044            7,203              -                -

JNL/Alger Growth Division(78)

  Accumulation unit value:
    Beginning of period                       $16.74           $16.24           $12.23           $17.90
    End of period                             $18.46           $16.74           $16.24           $12.23
  Accumulation units outstanding
  at the end of period                         9,103            4,544             645               -

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                       $16.56           $15.86           $12.98           $16.26
    End of period                             $16.80           $16.56           $15.86           $12.98
  Accumulation units outstanding
  at the end of period                        31,027           13,668              -                -

JNL/Eagle SmallCap Equity Division(99)

  Accumulation unit value:
    Beginning of period                       $18.86           $16.17           $11.77           $16.61
    End of period                             $18.98           $18.86           $16.17           $11.77
  Accumulation units outstanding
  at the end of period                        12,827           10,926             638               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(51)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.37            $9.84           $10.67
    End of period                             $12.78           $12.23           $11.37            $9.84
  Accumulation units outstanding
  at the end of period                        513,095          167,583            676               -

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.45            $9.58           $10.72
    End of period                             $13.21           $12.52           $11.45            $9.58
  Accumulation units outstanding
  at the end of period                        489,778          399,894           4,498              -

JNL/S&P Managed Aggressive Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.13            $8.94           $10.56
    End of period                             $13.10           $12.30           $11.13            $8.94
  Accumulation units outstanding
  at the end of period                        178,318          135,933          11,437              -

JNL/S&P Very Aggressive Growth
Division I(57)

  Accumulation unit value:
    Beginning of period                         N/A            $10.73            $8.37           $10.36
    End of period                               N/A            $10.95           $10.73            $8.37
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(103)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $7.88            $9.93
    End of period                               N/A            $10.18           $10.02            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(585)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12             N/A              N/A
    End of period                               N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.60            $7.65            $9.68
    End of period                             $10.63           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        352,791          224,538           2,403              -

JNL/MCM S&P 400 MidCap Index Division(86)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.17            $8.45           $10.65
    End of period                             $13.95           $12.69           $11.17            $8.45
  Accumulation units outstanding
  at the end of period                        181,128          118,513           1,574              -

JNL/Alliance Capital Growth Division(556)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.44             N/A              N/A
    End of period                              $8.74            $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,182             N/A              N/A

JNL/JPMorgan International Value
Division(494)

  Accumulation unit value:
    Beginning of period                       $10.15            $8.71             N/A              N/A
    End of period                             $11.81           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,632           34,357             N/A              N/A

JNL/PIMCO Total Return Bond Division(51)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.21           $12.84           $12.23
    End of period                             $13.60           $13.54           $13.21           $12.84
  Accumulation units outstanding
  at the end of period                        255,117          106,846           6,592              -

JNL/MCM Small Cap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.29           $10.57             N/A
    End of period                             $13.31           $13.01           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        200,277          118,503            628              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(435)

  Accumulation unit value:
    Beginning of period                       $13.42           $11.44           $10.52             N/A
    End of period                             $14.93           $13.42           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        210,375          105,980            628              N/A

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $14.19           $12.53            $9.19           $11.98
    End of period                             $14.58           $14.19           $12.53            $9.19
  Accumulation units outstanding
  at the end of period                        31,391           16,932            1,596              -

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                       $16.72           $13.66           $10.79           $13.14
    End of period                             $17.86           $16.72           $13.66           $10.79
  Accumulation units outstanding
  at the end of period                        50,671           22,243             693               -

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.78           $10.63             N/A
    End of period                             $10.97           $10.97           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        213,995          97,856            7,280             N/A

JNL/S&P Core Index 100 Division(111)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.51            $9.75
    End of period                               N/A            $10.35           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.34             N/A              N/A
    End of period                             $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,069           32,225             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(51)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.70            $9.60
    End of period                               N/A            $10.07            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                         N/A             $9.65             N/A              N/A
    End of period                               N/A            $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(51)

  Accumulation unit value:
    Beginning of period                        $9.40            $9.30            $7.54            $8.31
    End of period                              $8.70            $9.40            $9.30            $7.54
  Accumulation units outstanding
  at the end of period                        508,177          365,597          23,876              -

JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                        $7.42            $6.64             N/A              N/A
    End of period                              $8.17            $7.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,368            5,495             N/A              N/A

JNL/T. Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.44            $8.98           $10.90
    End of period                             $13.49           $12.94           $11.44            $8.98
  Accumulation units outstanding
  at the end of period                        145,878          35,025            1,470              -

JNL/FMR Balanced Division(76)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.29            $8.32            $9.22
    End of period                             $10.79            $9.98            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        46,533           16,637              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.63            $6.98            $9.14
    End of period                             $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        41,372           24,485             840               -

JNL/Oppenheimer Growth Division(99)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.89            $6.82            $8.79
    End of period                              $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        18,947           19,700            1,275              -

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                       $16.28           $14.53             N/A              N/A
    End of period                             $17.28           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,955           17,334             N/A              N/A

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                       $11.53            $9.17            $8.88             N/A
    End of period                             $12.47           $11.53            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        463,021          302,547          23,502             N/A

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                       $11.72            $9.79            $8.53             N/A
    End of period                             $11.17           $11.72            $9.79             N/A
  Accumulation units outstanding
  at the end of period                        449,162          289,840          22,628             N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.94             N/A              N/A
    End of period                             $10.21           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,639             192              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(426)

  Accumulation unit value:
    Beginning of period                       $18.02           $16.31           $15.04             N/A
    End of period                             $19.27           $18.02           $16.31             N/A
  Accumulation units outstanding
  at the end of period                        262,305          175,707          13,309             N/A

JNL/MCM Technology Sector Division(512)

  Accumulation unit value:
    Beginning of period                        $5.60            $5.80             N/A              N/A
    End of period                              $5.64            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,334           32,910             N/A              N/A

JNL/MCM Healthcare Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.75             N/A              N/A
    End of period                             $11.14           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,369           30,921             N/A              N/A

JNL/MCM Financial Sector Division(567)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.57             N/A              N/A
    End of period                             $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,737           20,813             N/A              N/A

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                       $17.02           $14.58             N/A              N/A
    End of period                             $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,560           16,972             N/A              N/A

JNL/MCM Communications Sector
Division(608)

  Accumulation unit value:
    Beginning of period                        $4.45            $3.95             N/A              N/A
    End of period                              $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,790            3,814             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(426)

  Accumulation unit value:
    Beginning of period                        $9.75            $8.44            $7.64             N/A
    End of period                             $13.14            $9.75            $8.44             N/A
  Accumulation units outstanding
  at the end of period                        482,951          336,468          25,797             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.21            $8.25           $11.02
    End of period                             $12.52           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        12,042            8,388             982               -

JNL/AIM Large Cap Growth Division(99)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.21            $8.00           $10.30
    End of period                             $11.61           $11.03           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        49,902           28,396              -                -

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,146             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,859             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(831)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,483             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.55             N/A              N/A
    End of period                             $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,463             781              N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.53             N/A              N/A
    End of period                             $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        237,437          40,490             N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.62             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,201,729         118,079            N/A              N/A

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.38             N/A              N/A
    End of period                             $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        175,695          25,401             N/A              N/A

JNL/S&P Managed Moderate Division(688)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.91             N/A              N/A
    End of period                             $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        173,285          22,558             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.98             N/A              N/A
    End of period                             $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        115,201          24,604             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.855%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(795)

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A
    End of period                             $13.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          463              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(795)

  Accumulation unit value:
    Beginning of period                        $8.80             N/A              N/A              N/A
    End of period                              $8.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          139              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(795)

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          99               N/A              N/A              N/A

JNL/MCM 25 Division(795)

  Accumulation unit value:
    Beginning of period                       $11.56             N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(795)

  Accumulation unit value:
    Beginning of period                       $17.41             N/A              N/A              N/A
    End of period                             $19.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          64               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(795)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $13.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          92               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.86%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(114)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.43            $5.86            $7.28
    End of period                              $8.30            $8.11            $7.43            $5.86
  Accumulation units outstanding
  at the end of period                        243,879          264,467          209,906          62,361

JNL/FMR Capital Growth Division(115)

  Accumulation unit value:
    Beginning of period                       $20.10           $17.35           $13.03           $16.63
    End of period                             $20.94           $20.10           $17.35           $13.03
  Accumulation units outstanding
  at the end of period                        20,283           24,705           33,366            7,157

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $24.98           $22.79           $17.14           $20.76
    End of period                             $25.67           $24.98           $22.79           $17.14
  Accumulation units outstanding
  at the end of period                        67,164           83,244           62,874           38,399

JNL/Select Global Growth Division(666)

  Accumulation unit value:
    Beginning of period                       $22.20           $19.99             N/A              N/A
    End of period                             $22.21           $22.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,228            5,040             N/A              N/A

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                       $22.03           $20.24           $16.96           $18.30
    End of period                             $22.77           $22.03           $20.24           $16.96
  Accumulation units outstanding
  at the end of period                        258,602          244,818          148,408          92,571






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(115)

  Accumulation unit value:
    Beginning of period                       $19.32           $17.41           $13.94           $17.22
    End of period                             $20.62           $19.32           $17.41           $13.94
  Accumulation units outstanding
  at the end of period                        24,874           23,041           31,520            2,949

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.97           $17.61           $14.40           $17.26
    End of period                             $19.53           $18.97           $17.61           $14.40
  Accumulation units outstanding
  at the end of period                        87,633           99,195           100,690          58,132

JNL/Select Money Market Division(107)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.83           $12.00           $12.07
    End of period                             $11.80           $11.70           $11.83           $12.00
  Accumulation units outstanding
  at the end of period                        109,775          219,326          160,964          350,802

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A            $14.90           $12.79           $12.93
    End of period                               N/A            $15.35           $14.90           $12.79
  Accumulation units outstanding
  at the end of period                          N/A               -             335,490          57,468

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(107)

  Accumulation unit value:
    Beginning of period                       $14.91           $14.62           $14.73           $13.65
    End of period                             $14.98           $14.91           $14.62           $14.73
  Accumulation units outstanding
  at the end of period                        186,898          228,413          246,063          215,666

JNL/Salomon Brothers Strategic
Bond Division(107)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.98           $15.24           $14.70
    End of period                             $17.95           $17.82           $16.98           $15.24
  Accumulation units outstanding
  at the end of period                        168,455          128,050          111,725          27,625






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $24.67           $22.87           $17.85           $22.00
    End of period                             $25.69           $24.67           $22.87           $17.85
  Accumulation units outstanding
  at the end of period                        182,030          143,503          138,451          30,173

JNL/T. Rowe Price Mid-Cap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $32.03           $27.64           $20.32           $25.16
    End of period                             $35.87           $32.03           $27.64           $20.32
  Accumulation units outstanding
  at the end of period                        165,828          186,102          163,479          62,216

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.29            $8.95           $11.68
    End of period                             $14.01           $12.90           $11.29            $8.95
  Accumulation units outstanding
  at the end of period                        100,109          106,210          132,887          102,860

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.23           $12.22           $16.06
    End of period                             $18.44           $16.73           $16.23           $12.22
  Accumulation units outstanding
  at the end of period                        83,492           80,854           97,840           26,974

JNL/Eagle Core Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $16.54           $15.85           $12.97           $16.12
    End of period                             $16.79           $16.54           $15.85           $12.97
  Accumulation units outstanding
  at the end of period                        89,776           94,796           124,563          25,691

JNL/Eagle SmallCap Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.84           $16.16           $11.76           $15.98
    End of period                             $18.96           $18.84           $16.16           $11.76
  Accumulation units outstanding
  at the end of period                        46,237           60,486           54,973           37,933






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(107)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.36            $9.83           $10.78
    End of period                             $12.77           $12.22           $11.36            $9.83
  Accumulation units outstanding
  at the end of period                       1,503,085        1,426,480        1,325,854         533,868

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.45            $9.58           $11.01
    End of period                             $13.20           $12.52           $11.45            $9.58
  Accumulation units outstanding
  at the end of period                       1,884,046        2,092,735        1,798,215        1,562,842

JNL/S&P Managed Aggressive Growth
Division(108)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.12            $8.93           $10.82
    End of period                             $13.09           $12.29           $11.12            $8.93
  Accumulation units outstanding
  at the end of period                       1,174,982        1,363,476         432,846          247,080

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A            $10.73            $8.37           $10.68
    End of period                               N/A            $10.94           $10.73            $8.37
  Accumulation units outstanding
  at the end of period                          N/A               -             79,032           13,184

JNL/S&P Equity Growth Division I(109)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $7.88            $9.74
    End of period                               N/A            $10.18           $10.02            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -             267,055          195,936

JNL/S&P Equity Aggressive Growth
Division I(109)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24            $8.03            $9.90
    End of period                               N/A            $10.44           $10.24            $8.03
  Accumulation units outstanding
  at the end of period                          N/A               -             196,503          141,261






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(110)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.63            $7.68            $9.17
    End of period                             $10.66           $10.41            $9.63            $7.68
  Accumulation units outstanding
  at the end of period                        825,814         1,117,373        1,038,480         301,613

JNL/MCM S&P 400 MidCap Index Division(112)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.17            $8.45           $10.56
    End of period                             $13.95           $12.69           $11.17            $8.45
  Accumulation units outstanding
  at the end of period                        407,934          546,525          571,390          219,769

JNL/Alliance Capital Growth Division(113)

  Accumulation unit value:
    Beginning of period                        $9.62            $9.22            $7.56            $9.34
    End of period                              $8.74            $9.62            $9.22            $7.56
  Accumulation units outstanding
  at the end of period                           -             124,827          196,906          151,176

JNL/JPMorgan International Value
Division(247)

  Accumulation unit value:
    Beginning of period                       $10.14            $8.43            $6.16            $6.12
    End of period                             $11.80           $10.14            $8.43            $6.16
  Accumulation units outstanding
  at the end of period                        153,243          145,976          84,342             675

JNL/PIMCO Total Return Bond Division(107)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.20           $12.84           $12.24
    End of period                             $13.59           $13.54           $13.20           $12.84
  Accumulation units outstanding
  at the end of period                        631,732          668,281          605,514          285,005

JNL/MCM Small Cap Index Division(112)

  Accumulation unit value:
    Beginning of period                       $13.00           $11.28            $7.88           $10.37
    End of period                             $13.30           $13.00           $11.28            $7.88
  Accumulation units outstanding
  at the end of period                        355,586          508,548          530,792          212,147






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(112)

  Accumulation unit value:
    Beginning of period                       $13.42           $11.44            $8.49           $10.43
    End of period                             $14.92           $13.42           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        361,285          501,065          484,553          164,277

JNL/Lazard Small Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                       $14.18           $12.52            $9.19           $11.95
    End of period                             $14.57           $14.18           $12.52            $9.19
  Accumulation units outstanding
  at the end of period                        187,398          233,561          267,501          116,883

JNL/Lazard Mid Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                       $16.71           $13.65           $10.79           $12.93
    End of period                             $17.85           $16.71           $13.65           $10.79
  Accumulation units outstanding
  at the end of period                        297,587          325,666          212,988          118,377

JNL/MCM Bond Index Division(112)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.78           $10.66            $9.97
    End of period                             $10.96           $10.96           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                        428,602          552,371          463,567          116,168

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.51            $9.67
    End of period                               N/A            $10.35           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -             164,170          128,473

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.33             N/A              N/A
    End of period                             $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        298,219          373,769            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.70            $9.88
    End of period                               N/A            $10.06            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -             32,327           36,938

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $8.10            $9.50
    End of period                               N/A            $10.24           $10.06            $8.10
  Accumulation units outstanding
  at the end of period                          N/A               -             85,229           49,126

JNL/MCM DowSM 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $9.39            $9.30            $7.53            $8.90
    End of period                              $8.69            $9.39            $9.30            $7.53
  Accumulation units outstanding
  at the end of period                       1,197,910        1,091,274         935,790          410,448

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.42            $6.37            $4.86            $6.57
    End of period                              $8.16            $7.42            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                        86,956           78,978           79,115           21,834

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.44            $8.97           $11.18
    End of period                             $13.48           $12.94           $11.44            $8.97
  Accumulation units outstanding
  at the end of period                        512,756          543,230          498,153          199,648

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.29            $8.32            $9.04
    End of period                             $10.78            $9.98            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        209,021          208,797          160,864          90,759






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(109)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.63            $6.98            $8.90
    End of period                             $12.45           $11.15            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                        230,051          249,403          221,909          135,922

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.89            $6.82            $8.46
    End of period                              $8.65            $8.07            $7.89            $6.82
  Accumulation units outstanding
  at the end of period                        86,484           87,323           78,609           22,326

JNL/Select Value Division(212)

  Accumulation unit value:
    Beginning of period                       $16.28           $14.45           $10.92           $10.72
    End of period                             $17.28           $16.28           $14.45           $10.92
  Accumulation units outstanding
  at the end of period                        123,570          128,590          99,372            1,487

JNL/MCM Global 15 Division(113)

  Accumulation unit value:
    Beginning of period                       $11.52            $9.16            $7.01            $8.76
    End of period                             $12.46           $11.52            $9.16            $7.01
  Accumulation units outstanding
  at the end of period                        853,956          797,216          668,113          282,233

JNL/MCM 25 Division(113)

  Accumulation unit value:
    Beginning of period                       $11.71            $9.79            $7.51            $9.44
    End of period                             $11.16           $11.71            $9.79            $7.51
  Accumulation units outstanding
  at the end of period                        844,186          805,224          717,214          317,029

JNL/MCM Consumer Brands Sector
Division(478)

  Accumulation unit value:
    Beginning of period                       $10.65            $9.85            $9.67             N/A
    End of period                             $10.20           $10.65            $9.85             N/A
  Accumulation units outstanding
  at the end of period                        21,663            2,506             268              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(113)

  Accumulation unit value:
    Beginning of period                       $18.01           $16.30           $11.22           $14.55
    End of period                             $19.26           $18.01           $16.30           $11.22
  Accumulation units outstanding
  at the end of period                        478,396          444,449          440,702          189,004

JNL/MCM Technology Sector Division(491)

  Accumulation unit value:
    Beginning of period                        $5.60            $6.01             N/A              N/A
    End of period                              $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,281           59,348             N/A              N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.38           $10.15             N/A
    End of period                             $11.13           $10.54           $10.38             N/A
  Accumulation units outstanding
  at the end of period                        66,861           65,317            5,231             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.64           $10.43             N/A
    End of period                             $12.35           $11.85           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        23,957           33,670             387              N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $17.01           $13.00           $12.78             N/A
    End of period                             $22.84           $17.01           $13.00             N/A
  Accumulation units outstanding
  at the end of period                        62,493           44,526             399              N/A

JNL/MCM Communications Sector
Division(503)

  Accumulation unit value:
    Beginning of period                        $4.45            $4.13             N/A              N/A
    End of period                              $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,222           15,024             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(113)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.44            $7.23            $9.50
    End of period                             $13.13            $9.74            $8.44            $7.23
  Accumulation units outstanding
  at the end of period                        857,143          800,188          719,372          276,246

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $7.76            $9.89
    End of period                               N/A             $9.13            $9.34            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -             29,114            6,642

JNL/AIM Small Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.21            $8.25           $10.63
    End of period                             $12.51           $11.76           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                        116,410          121,925          144,060          78,737

JNL/AIM Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.21            $8.00            $9.64
    End of period                             $11.60           $11.02           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                        179,781          205,838          161,477          52,367

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,940             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,712             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,505             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.59             N/A              N/A
    End of period                             $10.52           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,591            7,115             N/A              N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.02             N/A              N/A
    End of period                             $15.56           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        210,973          57,110             N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.68             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        785,835          74,806             N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.05             N/A              N/A
    End of period                             $11.93           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,147          21,465             N/A              N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.97             N/A              N/A
    End of period                             $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,792            2,703             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.95             N/A              N/A
    End of period                             $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        59,622            2,989             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.87%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(67)

  Accumulation unit value:
    Beginning of period                        $8.11            $7.42            $5.86            $7.86
    End of period                              $8.29            $8.11            $7.42            $5.86
  Accumulation units outstanding
  at the end of period                         5,561              -                -                -

JNL/FMR Capital Growth Division(82)

  Accumulation unit value:
    Beginning of period                       $20.08           $17.34           $13.02           $16.83
    End of period                             $20.92           $20.08           $17.34           $13.02
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Large Cap Growth Division(44)

  Accumulation unit value:
    Beginning of period                       $24.96           $22.77           $17.13           $23.80
    End of period                             $25.64           $24.96           $22.77           $17.13
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(44)

  Accumulation unit value:
    Beginning of period                       $22.01           $20.22           $16.95           $17.71
    End of period                             $22.75           $22.01           $20.22           $16.95
  Accumulation units outstanding
  at the end of period                         5,485           11,711              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $19.30           $17.39           $13.93           $17.92
    End of period                             $20.60           $19.30           $17.39           $13.93
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Putnam Value Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $18.95           $17.59           $14.39           $17.68
    End of period                             $19.51           $18.95           $17.59           $14.39
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(59)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.81           $11.98           $12.06
    End of period                             $11.78           $11.68           $11.81           $11.98
  Accumulation units outstanding
  at the end of period                         2,534            2,534              -                -

JNL/PPM America High Yield Bond
Division(44)

  Accumulation unit value:
    Beginning of period                         N/A            $14.89           $12.78           $12.74
    End of period                               N/A            $15.34           $14.89           $12.78
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(44)

  Accumulation unit value:
    Beginning of period                       $14.89           $14.61           $14.71           $13.60
    End of period                             $14.96           $14.89           $14.61           $14.71
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Salomon Brothers Strategic
Bond Division(44)

  Accumulation unit value:
    Beginning of period                       $17.80           $16.97           $15.23           $14.43
    End of period                             $17.93           $17.80           $16.97           $15.23
  Accumulation units outstanding
  at the end of period                         8,209            8,188              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(44)

  Accumulation unit value:
    Beginning of period                       $24.65           $22.85           $17.84           $22.54
    End of period                             $25.66           $24.65           $22.85           $17.84
  Accumulation units outstanding
  at the end of period                          572              591               -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $31.99           $27.62           $20.30           $24.50
    End of period                             $35.83           $31.99           $27.62           $20.30
  Accumulation units outstanding
  at the end of period                          649              680              497               -

JNL/JPMorgan International Equity
Division(91)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.28            $8.95           $11.44
    End of period                             $14.00           $12.88           $11.28            $8.95
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Alger Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $16.71           $16.21           $12.21           $17.15
    End of period                             $18.42           $16.71           $16.21           $12.21
  Accumulation units outstanding
  at the end of period                          75               75                -                -

JNL/Eagle Core Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $16.53           $15.84           $12.96           $16.20
    End of period                             $16.77           $16.53           $15.84           $12.96
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle SmallCap Equity Division(49)

  Accumulation unit value:
    Beginning of period                       $18.82           $16.14           $11.75           $14.92
    End of period                             $18.94           $18.82           $16.14           $11.75
  Accumulation units outstanding
  at the end of period                           -                -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(42)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.46            $9.92           $10.85
    End of period                             $12.88           $12.33           $11.46            $9.92
  Accumulation units outstanding
  at the end of period                          431              431              431               -

JNL/S&P Managed Growth Division(42)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.44            $9.57           $11.03
    End of period                             $13.19           $12.51           $11.44            $9.57
  Accumulation units outstanding
  at the end of period                          738              741               -                -

JNL/S&P Managed Aggressive Growth
Division(71)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.11            $8.93           $11.32
    End of period                             $13.08           $12.28           $11.11            $8.93
  Accumulation units outstanding
  at the end of period                         2,462            2,429             50                -

JNL/S&P Very Aggressive Growth
Division I(85)

  Accumulation unit value:
    Beginning of period                         N/A            $10.72            $8.37           $11.08
    End of period                               N/A            $10.93           $10.72            $8.37
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $7.87           $10.01
    End of period                               N/A            $10.17           $10.01            $7.87
  Accumulation units outstanding
  at the end of period                          N/A               -               196               -

JNL/S&P Equity Aggressive Growth
Division I(76)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24            $8.03           $10.75
    End of period                               N/A            $10.43           $10.24            $8.03
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(44)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.60            $7.65            $9.76
    End of period                             $10.62           $10.37            $9.60            $7.65
  Accumulation units outstanding
  at the end of period                        28,372           33,725           22,656           13,070

JNL/MCM S&P 400 MidCap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.16            $8.45           $10.04
    End of period                             $13.94           $12.69           $11.16            $8.45
  Accumulation units outstanding
  at the end of period                        43,162           44,648           17,187            9,865

JNL/Alliance Capital Growth Division(49)

  Accumulation unit value:
    Beginning of period                        $9.62            $9.22            $7.55           $10.00
    End of period                              $8.73            $9.62            $9.22            $7.55
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division(421)

  Accumulation unit value:
    Beginning of period                       $10.13            $8.43            $7.18             N/A
    End of period                             $11.79           $10.13            $8.43             N/A
  Accumulation units outstanding
  at the end of period                         4,975            5,263            2,137             N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                       $13.53           $13.19           $12.83           $12.17
    End of period                             $13.58           $13.53           $13.19           $12.83
  Accumulation units outstanding
  at the end of period                         9,257           16,522              -                -

JNL/MCM Small Cap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $13.00           $11.28            $7.88            $9.93
    End of period                             $13.30           $13.00           $11.28            $7.88
  Accumulation units outstanding
  at the end of period                        18,225           21,436           18,225           10,484






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(72)

  Accumulation unit value:
    Beginning of period                       $13.41           $11.44            $8.49           $10.36
    End of period                             $14.92           $13.41           $11.44            $8.49
  Accumulation units outstanding
  at the end of period                        23,900           18,423           13,679            7,768

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $14.17           $12.51            $9.18           $11.31
    End of period                             $14.56           $14.17           $12.51            $9.18
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $16.70           $13.64           $10.78           $12.89
    End of period                             $17.83           $16.70           $13.64           $10.78
  Accumulation units outstanding
  at the end of period                         2,522            2,648              -                -

JNL/MCM Bond Index Division(72)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.78           $10.66            $9.85
    End of period                             $10.96           $10.96           $10.78           $10.66
  Accumulation units outstanding
  at the end of period                           -               869               -                -

JNL/S&P Core Index 100 Division(42)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $8.51            $9.92
    End of period                               N/A            $10.35           $10.19            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.67           $12.33             N/A              N/A
    End of period                             $12.65           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,935            5,884             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(41)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.70            $9.93
    End of period                               N/A            $10.06            $9.90            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division(89)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $8.10            $9.94
    End of period                               N/A            $10.24           $10.06            $8.10
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM DowSM 10 Division(62)

  Accumulation unit value:
    Beginning of period                        $9.39            $9.30            $7.53            $8.92
    End of period                              $8.69            $9.39            $9.30            $7.53
  Accumulation units outstanding
  at the end of period                         3,211           23,516              -                -

JNL/Putnam Midcap Growth Division(49)

  Accumulation unit value:
    Beginning of period                        $7.41            $6.37            $4.86            $6.47
    End of period                              $8.16            $7.41            $6.37            $4.86
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Value Division(44)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.44            $8.97           $10.77
    End of period                             $13.47           $12.93           $11.44            $8.97
  Accumulation units outstanding
  at the end of period                         9,743            6,986              -                -

JNL/FMR Balanced Division(44)

  Accumulation unit value:
    Beginning of period                        $9.97            $9.29            $8.32            $8.93
    End of period                             $10.78            $9.97            $9.29            $8.32
  Accumulation units outstanding
  at the end of period                        13,888             143              118               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $11.14            $9.63            $6.98            $8.64
    End of period                             $12.44           $11.14            $9.63            $6.98
  Accumulation units outstanding
  at the end of period                          121              105              87                -

JNL/Oppenheimer Growth Division(49)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.88            $6.82            $8.67
    End of period                              $8.64            $8.06            $7.88            $6.82
  Accumulation units outstanding
  at the end of period                          149              128              105               -

JNL/Select Value Division(531)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.08             N/A              N/A
    End of period                             $17.27           $16.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          165              165              N/A              N/A

JNL/MCM Global 15 Division(520)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.10             N/A              N/A
    End of period                             $12.45           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,804           24,058             N/A              N/A

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                       $11.70            $9.93             N/A              N/A
    End of period                             $11.15           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,310           33,377             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.64            $9.79             N/A              N/A
    End of period                             $10.19           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          402              395              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(520)

  Accumulation unit value:
    Beginning of period                       $18.00           $15.70             N/A              N/A
    End of period                             $19.25           $18.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,637            9,723             N/A              N/A

JNL/MCM Technology Sector Division(528)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.64             N/A              N/A
    End of period                              $5.62            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,135            2,103             N/A              N/A

JNL/MCM Healthcare Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.80             N/A              N/A
    End of period                             $11.12           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,836            2,760             N/A              N/A

JNL/MCM Financial Sector Division(598)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.67             N/A              N/A
    End of period                             $12.34           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          363              358              N/A              N/A

JNL/MCM Oil & Gas Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $17.00           $14.00             N/A              N/A
    End of period                             $22.82           $17.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,071            4,316             N/A              N/A

JNL/MCM Communications Sector
Division(598)

  Accumulation unit value:
    Beginning of period                        $4.45            $3.92             N/A              N/A
    End of period                              $4.41            $4.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(525)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.60             N/A              N/A
    End of period                             $13.12            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,882            7,030             N/A              N/A

JNL/AIM Premier Equity II Division(46)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $7.76           $10.53
    End of period                               N/A             $9.12            $9.34            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(66)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.21            $8.25           $10.93
    End of period                             $12.51           $11.75           $11.21            $8.25
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.21            $8.00           $10.29
    End of period                             $11.60           $11.02           $10.21            $8.00
  Accumulation units outstanding
  at the end of period                         2,273            2,377            2,486              -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A
    End of period                             $15.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,687             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.88%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(799)

  Accumulation unit value:
    Beginning of period                       $11.88             N/A              N/A              N/A
    End of period                             $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,029             N/A              N/A              N/A

JNL/S&P Managed Growth Division(799)

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A
    End of period                             $13.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          845              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(799)

  Accumulation unit value:
    Beginning of period                        $8.81             N/A              N/A              N/A
    End of period                              $8.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          614              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(799)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $12.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              N/A              N/A              N/A

JNL/MCM 25 Division(799)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A
    End of period                             $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          468              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(799)

  Accumulation unit value:
    Beginning of period                       $17.31             N/A              N/A              N/A
    End of period                             $19.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(799)

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $13.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          453              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.895%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.41            $5.96             N/A
    End of period                              $8.28            $8.10            $7.41             N/A
  Accumulation units outstanding
  at the end of period                        20,045           18,447           15,895             N/A

JNL/FMR Capital Growth Division(317)

  Accumulation unit value:
    Beginning of period                       $20.03           $17.30           $13.74             N/A
    End of period                             $20.87           $20.03           $17.30             N/A
  Accumulation units outstanding
  at the end of period                         3,017            1,969            1,773             N/A

JNL/Select Large Cap Growth Division(312)

  Accumulation unit value:
    Beginning of period                       $24.90           $22.72           $17.94             N/A
    End of period                             $25.57           $24.90           $22.72             N/A
  Accumulation units outstanding
  at the end of period                         4,075           11,084            8,653             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                       $21.96           $20.18           $16.73             N/A
    End of period                             $22.69           $21.96           $20.18             N/A
  Accumulation units outstanding
  at the end of period                        29,958           57,820           31,425             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(310)

  Accumulation unit value:
    Beginning of period                       $19.25           $17.36           $13.74             N/A
    End of period                             $20.55           $19.25           $17.36             N/A
  Accumulation units outstanding
  at the end of period                         2,941            3,249            4,110             N/A

JNL/Putnam Value Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $18.90           $17.55           $13.95             N/A
    End of period                             $19.46           $18.90           $17.55             N/A
  Accumulation units outstanding
  at the end of period                        17,109           25,631           20,002             N/A

JNL/Select Money Market Division(302)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.80           $11.93             N/A
    End of period                             $11.76           $11.66           $11.80             N/A
  Accumulation units outstanding
  at the end of period                        47,189            8,665           26,666             N/A

JNL/PPM America High Yield Bond
Division(302)

  Accumulation unit value:
    Beginning of period                         N/A            $14.85           $13.44             N/A
    End of period                               N/A            $15.30           $14.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             38,054             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                       $14.86           $14.58           $14.56             N/A
    End of period                             $14.92           $14.86           $14.58             N/A
  Accumulation units outstanding
  at the end of period                        35,795           32,246           34,333             N/A

JNL/Salomon Brothers Strategic
Bond Division(303)

  Accumulation unit value:
    Beginning of period                       $17.76           $16.93           $15.83             N/A
    End of period                             $17.89           $17.76           $16.93             N/A
  Accumulation units outstanding
  at the end of period                        36,669           30,412           32,910             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                       $24.59           $22.80           $17.72             N/A
    End of period                             $25.60           $24.59           $22.80             N/A
  Accumulation units outstanding
  at the end of period                        23,194           20,934           30,740             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                       $31.92           $27.56           $20.30             N/A
    End of period                             $35.73           $31.92           $27.56             N/A
  Accumulation units outstanding
  at the end of period                        12,884           17,713           13,270             N/A

JNL/JPMorgan International Equity
Division(274)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.26            $8.36             N/A
    End of period                             $13.96           $12.85           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        20,866           19,545           16,113             N/A

JNL/Alger Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $16.67           $16.18           $12.69             N/A
    End of period                             $18.37           $16.67           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        17,708           19,296           35,174             N/A

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                       $16.50           $15.81           $13.09             N/A
    End of period                             $16.73           $16.50           $15.81             N/A
  Accumulation units outstanding
  at the end of period                        17,807           17,073           20,050             N/A

JNL/Eagle SmallCap Equity Division(329)

  Accumulation unit value:
    Beginning of period                       $18.79           $16.12           $12.68             N/A
    End of period                             $18.90           $18.79           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        14,586           25,500            8,843             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(291)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.34            $9.73             N/A
    End of period                             $12.73           $12.19           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        204,096          205,747          112,728            N/A

JNL/S&P Managed Growth Division(288)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.42            $9.18             N/A
    End of period                             $13.17           $12.49           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        284,401          311,736          190,904            N/A

JNL/S&P Managed Aggressive Growth
Division(322)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.10            $9.32             N/A
    End of period                             $13.05           $12.26           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        138,560          168,810          35,084             N/A

JNL/S&P Very Aggressive Growth
Division I(327)

  Accumulation unit value:
    Beginning of period                         N/A            $10.71            $8.89             N/A
    End of period                               N/A            $10.92           $10.71             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,628             N/A

JNL/S&P Equity Growth Division I(371)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $8.88             N/A
    End of period                               N/A            $10.15           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             73,139             N/A

JNL/S&P Equity Aggressive Growth
Division I(319)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22            $8.26             N/A
    End of period                               N/A            $10.41           $10.22             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             13,773             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.59            $7.52             N/A
    End of period                             $10.61           $10.36            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        152,616          201,455          170,480            N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.16            $8.08             N/A
    End of period                             $13.93           $12.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        68,210           82,256           79,631             N/A

JNL/Alliance Capital Growth Division(382)

  Accumulation unit value:
    Beginning of period                        $9.60            $9.20            $8.49             N/A
    End of period                              $8.72            $9.60            $9.20             N/A
  Accumulation units outstanding
  at the end of period                           -              6,135            3,619             N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                       $10.12            $8.41            $5.83             N/A
    End of period                             $11.77           $10.12            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        25,289           37,855           22,379             N/A

JNL/PIMCO Total Return Bond Division(274)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.18           $12.97             N/A
    End of period                             $13.56           $13.50           $13.18             N/A
  Accumulation units outstanding
  at the end of period                        122,702          108,371          88,707             N/A

JNL/MCM Small Cap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.28            $7.55             N/A
    End of period                             $13.29           $12.99           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        60,417           72,232           86,804             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                       $13.40           $11.43            $8.11             N/A
    End of period                             $14.90           $13.40           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        53,258           49,888           23,212             N/A

JNL/Lazard Small Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                       $14.15           $12.50            $8.64             N/A
    End of period                             $14.53           $14.15           $12.50             N/A
  Accumulation units outstanding
  at the end of period                        50,360           59,461           61,689             N/A

JNL/Lazard Mid Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                       $16.67           $13.62           $10.70             N/A
    End of period                             $17.80           $16.67           $13.62             N/A
  Accumulation units outstanding
  at the end of period                        31,896           34,350           38,840             N/A

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.77           $10.61             N/A
    End of period                             $10.95           $10.95           $10.77             N/A
  Accumulation units outstanding
  at the end of period                        25,676           26,614           34,718             N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $8.35             N/A
    End of period                               N/A            $10.34           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             13,654             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.65           $12.31             N/A              N/A
    End of period                             $12.62           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,948           61,038             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(382)

  Accumulation unit value:
    Beginning of period                         N/A             $9.89            $8.67             N/A
    End of period                               N/A            $10.05            $9.89             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,887             N/A

JNL/S&P Core Index 75 Division(312)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $8.15             N/A
    End of period                               N/A            $10.23           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,126             N/A

JNL/MCM DowSM 10 Division(290)

  Accumulation unit value:
    Beginning of period                        $9.37            $9.29            $6.79             N/A
    End of period                              $8.68            $9.37            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        184,144          214,390          191,502            N/A

JNL/Putnam Midcap Growth Division(329)

  Accumulation unit value:
    Beginning of period                        $7.40            $6.36            $5.32             N/A
    End of period                              $8.15            $7.40            $6.36             N/A
  Accumulation units outstanding
  at the end of period                        22,380           22,961           23,386             N/A

JNL/T. Rowe Price Value Division(293)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.43            $8.77             N/A
    End of period                             $13.45           $12.92           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        60,826           114,198          61,807             N/A

JNL/FMR Balanced Division(293)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.28            $8.35             N/A
    End of period                             $10.76            $9.96            $9.28             N/A
  Accumulation units outstanding
  at the end of period                        62,728           69,675           56,438             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(297)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.62            $6.54             N/A
    End of period                             $12.43           $11.13            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        37,890           48,168           41,298             N/A

JNL/Oppenheimer Growth Division(302)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.88            $6.90             N/A
    End of period                              $8.63            $8.06            $7.88             N/A
  Accumulation units outstanding
  at the end of period                        21,104           21,465           14,877             N/A

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                       $16.26           $14.44           $10.20             N/A
    End of period                             $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                        23,042           30,217            9,882             N/A

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.15            $6.19             N/A
    End of period                             $12.43           $11.50            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        123,388          123,017          87,023             N/A

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                       $11.69            $9.77            $6.97             N/A
    End of period                             $11.13           $11.69            $9.77             N/A
  Accumulation units outstanding
  at the end of period                        120,984          160,540          137,174            N/A

JNL/MCM Consumer Brands Sector
Division(500)

  Accumulation unit value:
    Beginning of period                       $10.62           $10.01             N/A              N/A
    End of period                             $10.17           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,291            7,560             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(310)

  Accumulation unit value:
    Beginning of period                       $17.98           $16.27           $11.38             N/A
    End of period                             $19.22           $17.98           $16.27             N/A
  Accumulation units outstanding
  at the end of period                        75,434           85,990           70,437             N/A

JNL/MCM Technology Sector Division(500)

  Accumulation unit value:
    Beginning of period                        $5.59            $6.00             N/A              N/A
    End of period                              $5.62            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,484          45,271             N/A              N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $10.52           $10.36           $10.16             N/A
    End of period                             $11.11           $10.52           $10.36             N/A
  Accumulation units outstanding
  at the end of period                        48,276           30,346            7,131             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.63           $10.41             N/A
    End of period                             $12.32           $11.83           $10.63             N/A
  Accumulation units outstanding
  at the end of period                        11,129           13,597            1,198             N/A

JNL/MCM Oil & Gas Sector Division(500)

  Accumulation unit value:
    Beginning of period                       $16.98           $13.33             N/A              N/A
    End of period                             $22.79           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,773           41,316             N/A              N/A

JNL/MCM Communications Sector
Division(500)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.13             N/A              N/A
    End of period                              $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,499           39,457             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(301)

  Accumulation unit value:
    Beginning of period                        $9.72            $8.42            $7.14             N/A
    End of period                             $13.10            $9.72            $8.42             N/A
  Accumulation units outstanding
  at the end of period                        170,305          183,942          205,629            N/A

JNL/AIM Premier Equity II Division(323)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $8.05             N/A
    End of period                               N/A             $9.12            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,100             N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.20            $8.03             N/A
    End of period                             $12.49           $11.74           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        15,702           24,130           10,902             N/A

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.20            $8.38             N/A
    End of period                             $11.59           $11.01           $10.20             N/A
  Accumulation units outstanding
  at the end of period                        52,939           50,046           46,241             N/A

JNL/AIM Real Estate Division(886)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,626             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,382             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.89             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,537             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.85             N/A              N/A
    End of period                             $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,024            1,263             N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.53             N/A              N/A
    End of period                             $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,533            7,044             N/A              N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.42             N/A              N/A
    End of period                             $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        222,122           1,594             N/A              N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.59             N/A              N/A
    End of period                             $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,292           12,584             N/A              N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.39             N/A              N/A
    End of period                             $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,062            1,805             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          878              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.41            $5.85            $6.36
    End of period                              $8.28            $8.09            $7.41            $5.85
  Accumulation units outstanding
  at the end of period                        47,927           54,269            3,276              -

JNL/FMR Capital Growth Division(172)

  Accumulation unit value:
    Beginning of period                       $20.02           $17.29           $12.99           $13.86
    End of period                             $20.86           $20.02           $17.29           $12.99
  Accumulation units outstanding
  at the end of period                         6,504            3,918             876              849

JNL/Select Large Cap Growth Division(148)

  Accumulation unit value:
    Beginning of period                       $24.89           $22.71           $17.09           $18.38
    End of period                             $25.56           $24.89           $22.71           $17.09
  Accumulation units outstanding
  at the end of period                         6,245           10,904            1,103             212

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $22.12           $20.03             N/A              N/A
    End of period                             $22.12           $22.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,322             321              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.95           $20.17           $16.91           $18.42
    End of period                             $22.68           $21.95           $20.17           $16.91
  Accumulation units outstanding
  at the end of period                        103,065          67,171           19,464            1,172






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(240)

  Accumulation unit value:
    Beginning of period                       $19.24           $17.35           $13.90           $14.04
    End of period                             $20.53           $19.24           $17.35           $13.90
  Accumulation units outstanding
  at the end of period                         3,591            1,095             636               -

JNL/Putnam Value Equity Division(140)

  Accumulation unit value:
    Beginning of period                       $18.89           $17.54           $14.36           $15.83
    End of period                             $19.45           $18.89           $17.54           $14.36
  Accumulation units outstanding
  at the end of period                        17,746           13,690            1,591             316

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.77           $11.94           $12.03
    End of period                             $11.73           $11.64           $11.77           $11.94
  Accumulation units outstanding
  at the end of period                        58,922           26,221           10,173            5,391

JNL/PPM America High Yield Bond
Division(172)

  Accumulation unit value:
    Beginning of period                         N/A            $14.85           $12.75           $11.96
    End of period                               N/A            $15.30           $14.85           $12.75
  Accumulation units outstanding
  at the end of period                          N/A               -             12,929             763

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                       $14.85           $14.57           $14.68           $14.62
    End of period                             $14.91           $14.85           $14.57           $14.68
  Accumulation units outstanding
  at the end of period                        31,638           13,297            6,609             37

JNL/Salomon Brothers Strategic
Bond Division(201)

  Accumulation unit value:
    Beginning of period                       $17.75           $16.92           $15.19           $14.60
    End of period                             $17.88           $17.75           $16.92           $15.19
  Accumulation units outstanding
  at the end of period                        82,738           26,220            8,414             37






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.58           $22.79           $17.80           $22.28
    End of period                             $25.58           $24.58           $22.79           $17.80
  Accumulation units outstanding
  at the end of period                        44,846           33,177            8,729             805

JNL/T. Rowe Price Mid-Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                       $31.90           $27.55           $20.26           $20.99
    End of period                             $35.72           $31.90           $27.55           $20.26
  Accumulation units outstanding
  at the end of period                        61,808           31,625            6,046             489

JNL/JPMorgan International Equity
Division(175)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.25            $8.92            $9.67
    End of period                             $13.95           $12.85           $11.25            $8.92
  Accumulation units outstanding
  at the end of period                        50,517           39,052            1,143              -

JNL/Alger Growth Division(140)

  Accumulation unit value:
    Beginning of period                       $16.67           $16.17           $12.18           $14.80
    End of period                             $18.37           $16.67           $16.17           $12.18
  Accumulation units outstanding
  at the end of period                        22,799           19,330            1,802             417

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                       $16.49           $15.81           $12.94           $13.72
    End of period                             $16.73           $16.49           $15.81           $12.94
  Accumulation units outstanding
  at the end of period                        47,068           42,149           10,411            1,192

JNL/Eagle SmallCap Equity Division(152)

  Accumulation unit value:
    Beginning of period                       $18.78           $16.11           $11.73           $12.43
    End of period                             $18.89           $18.78           $16.11           $11.73
  Accumulation units outstanding
  at the end of period                        28,644           19,030            3,793            1,222






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(242)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.34            $9.81            $9.89
    End of period                             $12.73           $12.19           $11.34            $9.81
  Accumulation units outstanding
  at the end of period                        849,360          403,701          110,820          12,223

JNL/S&P Managed Growth Division(119)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.42            $9.56           $11.00
    End of period                             $13.16           $12.48           $11.42            $9.56
  Accumulation units outstanding
  at the end of period                        735,860          510,161          101,655           9,561

JNL/S&P Managed Aggressive Growth
Division(92)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.09            $8.92           $10.94
    End of period                             $13.05           $12.26           $11.09            $8.92
  Accumulation units outstanding
  at the end of period                        240,554          189,544          31,425            2,315

JNL/S&P Very Aggressive Growth
Division I(334)

  Accumulation unit value:
    Beginning of period                         N/A            $10.70            $8.84             N/A
    End of period                               N/A            $10.91           $10.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,258             N/A

JNL/S&P Equity Growth Division I(108)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99            $7.86            $9.90
    End of period                               N/A            $10.15            $9.99            $7.86
  Accumulation units outstanding
  at the end of period                          N/A               -              2,131              -

JNL/S&P Equity Aggressive Growth
Division I(246)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22            $8.02            $7.95
    End of period                               N/A            $10.41           $10.22            $8.02
  Accumulation units outstanding
  at the end of period                          N/A               -             51,968              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.59            $7.65            $7.28
    End of period                             $10.61           $10.36            $9.59            $7.65
  Accumulation units outstanding
  at the end of period                        494,079          374,561          88,171            3,159

JNL/MCM S&P 400 MidCap Index Division(206)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.16            $8.45            $7.92
    End of period                             $13.93           $12.67           $11.16            $8.45
  Accumulation units outstanding
  at the end of period                        290,587          238,262          38,604            1,160

JNL/Alliance Capital Growth Division(243)

  Accumulation unit value:
    Beginning of period                        $9.60            $9.20            $7.54            $7.74
    End of period                              $8.71            $9.60            $9.20            $7.54
  Accumulation units outstanding
  at the end of period                           -              7,486            1,724            1,034

JNL/JPMorgan International Value
Division(313)

  Accumulation unit value:
    Beginning of period                       $10.11            $8.41            $6.08             N/A
    End of period                             $11.77           $10.11            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        112,652          37,700            3,692             N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.17           $12.81           $12.15
    End of period                             $13.55           $13.50           $13.17           $12.81
  Accumulation units outstanding
  at the end of period                        312,450          139,849          44,030            1,553

JNL/MCM Small Cap Index Division(206)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.27            $7.88            $7.14
    End of period                             $13.28           $12.99           $11.27            $7.88
  Accumulation units outstanding
  at the end of period                        252,476          202,024          29,789            1,240






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(206)

  Accumulation unit value:
    Beginning of period                       $13.40           $11.43            $8.48            $8.06
    End of period                             $14.90           $13.40           $11.43            $8.48
  Accumulation units outstanding
  at the end of period                        268,940          196,197          27,322             585

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $14.14           $12.49            $9.17           $12.00
    End of period                             $14.52           $14.14           $12.49            $9.17
  Accumulation units outstanding
  at the end of period                        59,934           45,558           16,329            2,067

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                       $16.66           $13.62           $10.77            $9.70
    End of period                             $17.79           $16.66           $13.62           $10.77
  Accumulation units outstanding
  at the end of period                        65,779           49,827           10,750             410

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.77           $10.66           $10.14
    End of period                             $10.94           $10.95           $10.77           $10.66
  Accumulation units outstanding
  at the end of period                        259,239          191,990          34,216              -

JNL/S&P Core Index 100 Division(226)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $8.50            $8.62
    End of period                               N/A            $10.34           $10.19            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -              4,176            3,061

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.30             N/A              N/A
    End of period                             $12.62           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        103,684          54,657             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                         N/A             $9.89            $7.70            $9.74
    End of period                               N/A            $10.05            $9.89            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -              4,157            5,187

JNL/S&P Core Index 75 Division(243)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $8.10            $8.16
    End of period                               N/A            $10.23           $10.05            $8.10
  Accumulation units outstanding
  at the end of period                          N/A               -              1,512             981

JNL/MCM DowSM 10 Division(220)

  Accumulation unit value:
    Beginning of period                        $9.37            $9.28            $7.52            $7.44
    End of period                              $8.67            $9.37            $9.28            $7.52
  Accumulation units outstanding
  at the end of period                        775,214          386,061          57,030             922

JNL/Putnam Midcap Growth Division(180)

  Accumulation unit value:
    Beginning of period                        $7.40            $6.36            $4.86            $4.92
    End of period                              $8.14            $7.40            $6.36            $4.86
  Accumulation units outstanding
  at the end of period                        21,225           11,820             141               -

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.42            $8.97           $11.36
    End of period                             $13.45           $12.92           $11.42            $8.97
  Accumulation units outstanding
  at the end of period                        142,436          79,002           17,300            3,039

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.28            $8.31            $9.08
    End of period                             $10.76            $9.96            $9.28            $8.31
  Accumulation units outstanding
  at the end of period                        84,985           61,332           15,374            1,365






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(148)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.62            $6.98            $8.17
    End of period                             $12.42           $11.13            $9.62            $6.98
  Accumulation units outstanding
  at the end of period                        90,904           43,067           14,383             671

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.88            $6.82            $8.67
    End of period                              $8.63            $8.06            $7.88            $6.82
  Accumulation units outstanding
  at the end of period                        29,111           19,274            6,153             760

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                       $16.26           $14.44           $11.20             N/A
    End of period                             $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                        27,737           14,532            5,783             N/A

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.15            $7.00            $7.36
    End of period                             $12.43           $11.50            $9.15            $7.00
  Accumulation units outstanding
  at the end of period                        653,498          291,655          42,616             960

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                       $11.69            $9.77            $7.50            $7.46
    End of period                             $11.13           $11.69            $9.77            $7.50
  Accumulation units outstanding
  at the end of period                        615,737          283,850          34,781             397

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                       $10.62            $9.74             N/A              N/A
    End of period                             $10.17           $10.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,756             652              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(220)

  Accumulation unit value:
    Beginning of period                       $17.97           $16.27           $11.20           $11.05
    End of period                             $19.21           $17.97           $16.27           $11.20
  Accumulation units outstanding
  at the end of period                        363,124          175,787          22,273             268

JNL/MCM Technology Sector Division(482)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.63            $5.54             N/A
    End of period                              $5.61            $5.59            $5.63             N/A
  Accumulation units outstanding
  at the end of period                        57,924           26,864             722              N/A

JNL/MCM Healthcare Sector Division(525)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.72             N/A              N/A
    End of period                             $11.10           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,453           13,094             N/A              N/A

JNL/MCM Financial Sector Division(525)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.21             N/A              N/A
    End of period                             $12.32           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,567           10,142             N/A              N/A

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                       $16.97           $14.05             N/A              N/A
    End of period                             $22.78           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,722            8,809             N/A              N/A

JNL/MCM Communications Sector
Division(598)

  Accumulation unit value:
    Beginning of period                        $4.44            $3.91             N/A              N/A
    End of period                              $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,403           12,199             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(220)

  Accumulation unit value:
    Beginning of period                        $9.72            $8.42            $7.22            $7.54
    End of period                             $13.09            $9.72            $8.42            $7.22
  Accumulation units outstanding
  at the end of period                        619,009          323,001          41,370             944

JNL/AIM Premier Equity II Division(119)

  Accumulation unit value:
    Beginning of period                         N/A             $9.33            $7.76           $10.21
    End of period                               N/A             $9.12            $9.33            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -              1,120              -

JNL/AIM Small Cap Growth Division(243)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.20            $8.25            $8.30
    End of period                             $12.49           $11.74           $11.20            $8.25
  Accumulation units outstanding
  at the end of period                        22,954           17,338            6,971             481

JNL/AIM Large Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.20            $8.00            $7.81
    End of period                             $11.58           $11.01           $10.20            $8.00
  Accumulation units outstanding
  at the end of period                        65,909           43,401            7,288            1,105

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,117             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,585             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(835)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,424             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.03             N/A              N/A
    End of period                             $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,605            2,706             N/A              N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.91             N/A              N/A
    End of period                             $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        451,950          41,285             N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.70             N/A              N/A
    End of period                             $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       2,377,097         154,543            N/A              N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.74             N/A              N/A
    End of period                             $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        534,141          55,303             N/A              N/A

JNL/S&P Managed Moderate Division(693)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.01             N/A              N/A
    End of period                             $10.81           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        270,663          31,854             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.49           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,353           14,145             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.905%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(934)

  Accumulation unit value:
    Beginning of period                       $21.94             N/A              N/A              N/A
    End of period                             $22.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,929             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(967)

  Accumulation unit value:
    Beginning of period                       $17.74             N/A              N/A              N/A
    End of period                             $17.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          348              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,134             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(792)

  Accumulation unit value:
    Beginning of period                       $12.55             N/A              N/A              N/A
    End of period                             $13.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,672             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(934)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(792)

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,716             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(792)

  Accumulation unit value:
    Beginning of period                       $13.50             N/A              N/A              N/A
    End of period                             $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,612             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,003             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(967)

  Accumulation unit value:
    Beginning of period                       $12.53             N/A              N/A              N/A
    End of period                             $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          247              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(903)

  Accumulation unit value:
    Beginning of period                        $8.60             N/A              N/A              N/A
    End of period                              $8.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          286              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(967)

  Accumulation unit value:
    Beginning of period                       $13.51             N/A              N/A              N/A
    End of period                             $13.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          457              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(967)

  Accumulation unit value:
    Beginning of period                       $12.29             N/A              N/A              N/A
    End of period                             $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          754              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(934)

  Accumulation unit value:
    Beginning of period                       $16.49             N/A              N/A              N/A
    End of period                             $17.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          733              N/A              N/A              N/A

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A
    End of period                             $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          208              N/A              N/A              N/A

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          220              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(903)

  Accumulation unit value:
    Beginning of period                       $18.76             N/A              N/A              N/A
    End of period                             $19.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          131              N/A              N/A              N/A

JNL/MCM Technology Sector Division(967)

  Accumulation unit value:
    Beginning of period                        $5.83             N/A              N/A              N/A
    End of period                              $5.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,060             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $11.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          565              N/A              N/A              N/A

JNL/MCM Financial Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $12.37             N/A              N/A              N/A
    End of period                             $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          499              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(967)

  Accumulation unit value:
    Beginning of period                       $23.50             N/A              N/A              N/A
    End of period                             $22.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          263              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(903)

  Accumulation unit value:
    Beginning of period                       $12.20             N/A              N/A              N/A
    End of period                             $13.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          201              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(967)

  Accumulation unit value:
    Beginning of period                       $11.92             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          518              N/A              N/A              N/A

JNL/MCM VIP Division(967)

  Accumulation unit value:
    Beginning of period                       $12.08             N/A              N/A              N/A
    End of period                             $11.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          512              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(621)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.69             N/A              N/A
    End of period                             $11.74           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        277,867          68,238             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $15.04             N/A              N/A              N/A
    End of period                             $14.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $34.15             N/A              N/A              N/A
    End of period                             $35.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,231             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $18.85             N/A              N/A              N/A
    End of period                             $18.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,526             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $13.56             N/A              N/A              N/A
    End of period                             $13.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,141             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,523             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.75             N/A              N/A              N/A
    End of period                             $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,941             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(701)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.52             N/A              N/A
    End of period                             $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             76,121             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(573)

  Accumulation unit value:
    Beginning of period                        $9.36            $9.01             N/A              N/A
    End of period                              $8.67            $9.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             21,437             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(687)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.51             N/A              N/A
    End of period                             $13.44           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,375           22,952             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $17.00             N/A              N/A              N/A
    End of period                             $17.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,525             N/A              N/A              N/A

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                       $11.49            $9.44             N/A              N/A
    End of period                             $12.42           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             20,463             N/A              N/A

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.02             N/A              N/A
    End of period                             $11.12           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,367           46,664             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(573)

  Accumulation unit value:
    Beginning of period                       $17.96           $15.46             N/A              N/A
    End of period                             $19.20           $17.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -             12,488             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $11.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $20.78             N/A              N/A              N/A
    End of period                             $22.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,337             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(573)

  Accumulation unit value:
    Beginning of period                        $9.72            $8.19             N/A              N/A
    End of period                             $13.08            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,302           23,585             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $14.19             N/A              N/A              N/A
    End of period                             $15.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,464             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,992             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(322)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.41            $6.17             N/A
    End of period                              $8.27            $8.08            $7.41             N/A
  Accumulation units outstanding
  at the end of period                         6,460            5,716            1,137             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.61             N/A              N/A              N/A
    End of period                             $20.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(582)

  Accumulation unit value:
    Beginning of period                       $24.84           $23.04             N/A              N/A
    End of period                             $25.50           $24.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          397             1,111             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.86             N/A              N/A              N/A
    End of period                             $22.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          419              N/A              N/A              N/A

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                       $21.90           $20.14           $17.41             N/A
    End of period                             $22.62           $21.90           $20.14             N/A
  Accumulation units outstanding
  at the end of period                         9,420           11,453            5,031             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $19.21           $17.06             N/A              N/A
    End of period                             $20.49           $19.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,597             N/A              N/A

JNL/Putnam Value Equity Division(289)

  Accumulation unit value:
    Beginning of period                       $18.86           $17.51           $13.64             N/A
    End of period                             $19.41           $18.86           $17.51             N/A
  Accumulation units outstanding
  at the end of period                         4,042            4,042            3,934             N/A

JNL/Select Money Market Division(333)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.77           $11.88             N/A
    End of period                             $11.73           $11.64           $11.77             N/A
  Accumulation units outstanding
  at the end of period                        10,566            6,375           10,255             N/A

JNL/PPM America High Yield Bond
Division(390)

  Accumulation unit value:
    Beginning of period                         N/A            $14.82           $13.45             N/A
    End of period                               N/A            $15.27           $14.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,545             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.55           $14.14             N/A
    End of period                             $14.88           $14.82           $14.55             N/A
  Accumulation units outstanding
  at the end of period                         5,911            3,283            1,364             N/A

JNL/Salomon Brothers Strategic
Bond Division(390)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.89           $15.93             N/A
    End of period                             $17.84           $17.72           $16.89             N/A
  Accumulation units outstanding
  at the end of period                         5,056            3,624             635              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                       $24.53           $22.75           $17.55             N/A
    End of period                             $25.53           $24.53           $22.75             N/A
  Accumulation units outstanding
  at the end of period                         7,510            7,486            2,992             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $31.84           $27.50           $19.81             N/A
    End of period                             $35.64           $31.84           $27.50             N/A
  Accumulation units outstanding
  at the end of period                         2,857            3,366             676              N/A

JNL/JPMorgan International Equity
Division(433)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.24           $10.47             N/A
    End of period                             $13.92           $12.82           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         2,302            3,031            1,339             N/A

JNL/Alger Growth Division(428)

  Accumulation unit value:
    Beginning of period                       $16.64           $16.15           $15.12             N/A
    End of period                             $18.33           $16.64           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         2,788            2,618             372              N/A

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                       $16.46           $15.79           $15.09             N/A
    End of period                             $16.70           $16.46           $15.79             N/A
  Accumulation units outstanding
  at the end of period                          531              437              42               N/A

JNL/Eagle SmallCap Equity Division(322)

  Accumulation unit value:
    Beginning of period                       $18.75           $16.09           $12.36             N/A
    End of period                             $18.86           $18.75           $16.09             N/A
  Accumulation units outstanding
  at the end of period                         2,490            2,306             783              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(289)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.32            $9.67             N/A
    End of period                             $12.71           $12.17           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        33,749           15,979            1,071             N/A

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.41            $9.30             N/A
    End of period                             $13.14           $12.47           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        72,498           69,720           18,097             N/A

JNL/S&P Managed Aggressive Growth
Division(415)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.08           $10.28             N/A
    End of period                             $13.03           $12.24           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        26,088           20,624            5,693             N/A

JNL/S&P Very Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                         N/A            $10.50             N/A              N/A
    End of period                               N/A            $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(491)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20             N/A              N/A
    End of period                               N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(468)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $9.87             N/A
    End of period                               N/A            $10.39           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               126              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.59            $8.57             N/A
    End of period                             $10.60           $10.35            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        52,546           40,901            9,374             N/A

JNL/MCM S&P 400 MidCap Index Division(390)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.15            $9.64             N/A
    End of period                             $13.92           $12.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        19,288           20,399            7,469             N/A

JNL/Alliance Capital Growth Division(422)

  Accumulation unit value:
    Beginning of period                        $9.58            $9.19            $8.72             N/A
    End of period                              $8.70            $9.58            $9.19             N/A
  Accumulation units outstanding
  at the end of period                           -              4,557            1,411             N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                       $10.10            $8.40            $8.13             N/A
    End of period                             $11.75           $10.10            $8.40             N/A
  Accumulation units outstanding
  at the end of period                         9,055            7,592             525              N/A

JNL/PIMCO Total Return Bond Division(289)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.16           $12.96             N/A
    End of period                             $13.53           $13.48           $13.16             N/A
  Accumulation units outstanding
  at the end of period                        32,552           14,703            9,175             N/A

JNL/MCM Small Cap Index Division(390)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.27            $9.59             N/A
    End of period                             $13.27           $12.98           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        17,441           18,643            5,019             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(390)

  Accumulation unit value:
    Beginning of period                       $13.39           $11.42            $9.55             N/A
    End of period                             $14.89           $13.39           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        16,729           15,932            3,229             N/A

JNL/Lazard Small Cap Value Division(468)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.48           $12.20             N/A
    End of period                             $14.50           $14.12           $12.48             N/A
  Accumulation units outstanding
  at the end of period                         6,157            7,295             449              N/A

JNL/Lazard Mid Cap Value Division(428)

  Accumulation unit value:
    Beginning of period                       $16.64           $13.60           $12.71             N/A
    End of period                             $17.76           $16.64           $13.60             N/A
  Accumulation units outstanding
  at the end of period                        11,165           11,782             472              N/A

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.76           $10.48             N/A
    End of period                             $10.93           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        24,432           19,992            2,306             N/A

JNL/S&P Core Index 100 Division(282)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $8.10             N/A
    End of period                               N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               890              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.29             N/A              N/A
    End of period                             $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,904           28,830             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(282)

  Accumulation unit value:
    Beginning of period                        $9.36            $9.27            $6.45             N/A
    End of period                              $8.66            $9.36            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        76,812           64,733           30,765             N/A

JNL/Putnam Midcap Growth Division(511)

  Accumulation unit value:
    Beginning of period                        $7.40            $6.65             N/A              N/A
    End of period                              $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          505              662              N/A              N/A

JNL/T. Rowe Price Value Division(322)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.42            $9.09             N/A
    End of period                             $13.44           $12.90           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        24,381           19,339            5,839             N/A

JNL/FMR Balanced Division(366)

  Accumulation unit value:
    Beginning of period                        $9.95            $9.27            $8.77             N/A
    End of period                             $10.75            $9.95            $9.27             N/A
  Accumulation units outstanding
  at the end of period                         6,537            3,867            2,226             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(322)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.61            $7.07             N/A
    End of period                             $12.41           $11.12            $9.61             N/A
  Accumulation units outstanding
  at the end of period                         3,503            7,538             830              N/A

JNL/Oppenheimer Growth Division(428)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.87            $7.80             N/A
    End of period                              $8.62            $8.05            $7.87             N/A
  Accumulation units outstanding
  at the end of period                         1,425             748              939              N/A

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                       $16.25           $14.44           $13.53             N/A
    End of period                             $17.25           $16.25           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         4,339            2,349             789              N/A

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                       $11.48            $9.14            $6.03             N/A
    End of period                             $12.41           $11.48            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        58,388           58,327           22,445             N/A

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                       $11.67            $9.76            $6.69             N/A
    End of period                             $11.12           $11.67            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        59,193           62,704           29,470             N/A

JNL/MCM Consumer Brands Sector
Division(582)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.38             N/A              N/A
    End of period                             $10.16           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          916              691              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(282)

  Accumulation unit value:
    Beginning of period                       $17.95           $16.26           $10.49             N/A
    End of period                             $19.19           $17.95           $16.26             N/A
  Accumulation units outstanding
  at the end of period                        28,953           27,389           16,498             N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.34             N/A              N/A
    End of period                              $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,889            3,729             N/A              N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.92             N/A              N/A
    End of period                             $11.09           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,644            9,742             N/A              N/A

JNL/MCM Financial Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.14             N/A              N/A
    End of period                             $12.30           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,360            2,035             N/A              N/A

JNL/MCM Oil & Gas Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $16.96           $13.75             N/A              N/A
    End of period                             $22.75           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,790            7,424             N/A              N/A

JNL/MCM Communications Sector
Division(529)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.27             N/A              N/A
    End of period                              $4.39            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,682            6,413             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(282)

  Accumulation unit value:
    Beginning of period                        $9.71            $8.41            $6.69             N/A
    End of period                             $13.08            $9.71            $8.41             N/A
  Accumulation units outstanding
  at the end of period                        63,406           58,889           25,228             N/A

JNL/AIM Premier Equity II Division(707)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(468)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.19           $11.02             N/A
    End of period                             $12.48           $11.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                          565               -               113              N/A

JNL/AIM Large Cap Growth Division(428)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.20            $9.67             N/A
    End of period                             $11.57           $11.00           $10.20             N/A
  Accumulation units outstanding
  at the end of period                         3,884            1,997            2,004             N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,163             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(868)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,450             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(861)

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,803             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.63             N/A              N/A
    End of period                             $10.51           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,621            1,357             N/A              N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.81             N/A              N/A
    End of period                             $15.55           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,758            1,340             N/A              N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.20             N/A              N/A
    End of period                             $11.83           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,355            3,238             N/A              N/A

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.74             N/A              N/A
    End of period                             $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,090             78               N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,013             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.35             N/A              N/A
    End of period                              $8.26            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,335           27,931             N/A              N/A

JNL/FMR Capital Growth Division(685)

  Accumulation unit value:
    Beginning of period                       $19.93           $17.38             N/A              N/A
    End of period                             $20.75           $19.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,120            1,847             N/A              N/A

JNL/Select Large Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $24.78           $21.84             N/A              N/A
    End of period                             $25.44           $24.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,413             254              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                       $21.85           $20.09           $19.23             N/A
    End of period                             $22.56           $21.85           $20.09             N/A
  Accumulation units outstanding
  at the end of period                         9,857            4,896              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.74             N/A              N/A              N/A
    End of period                             $20.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          19               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.37             N/A              N/A              N/A
    End of period                             $19.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,247             N/A              N/A              N/A

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.65             N/A              N/A
    End of period                             $11.69           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,239            2,130             N/A              N/A

JNL/PPM America High Yield Bond
Division(628)

  Accumulation unit value:
    Beginning of period                         N/A            $14.79             N/A              N/A
    End of period                               N/A            $15.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $14.79           $14.70             N/A              N/A
    End of period                             $14.84           $14.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,249            3,993             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(646)

  Accumulation unit value:
    Beginning of period                       $17.68           $17.03             N/A              N/A
    End of period                             $17.79           $17.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,687            2,206             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $24.47           $22.71           $21.40             N/A
    End of period                             $25.46           $24.47           $22.71             N/A
  Accumulation units outstanding
  at the end of period                        10,307            2,917              -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                       $31.77           $28.35             N/A              N/A
    End of period                             $35.55           $31.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,401            3,574             N/A              N/A

JNL/JPMorgan International Equity
Division(652)

  Accumulation unit value:
    Beginning of period                       $12.79           $10.94             N/A              N/A
    End of period                             $13.89           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,374            2,714             N/A              N/A

JNL/Alger Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $16.63           $14.82             N/A              N/A
    End of period                             $18.31           $16.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,405            5,109             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $16.06             N/A              N/A              N/A
    End of period                             $16.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,416             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(683)

  Accumulation unit value:
    Beginning of period                       $18.71           $16.01             N/A              N/A
    End of period                             $18.81           $18.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          132              272              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(424)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.31           $10.74             N/A
    End of period                             $12.68           $12.15           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        115,074          25,167           14,776             N/A

JNL/S&P Managed Growth Division(445)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.39           $10.89             N/A
    End of period                             $13.11           $12.45           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        33,705           18,215            3,602             N/A

JNL/S&P Managed Aggressive Growth
Division(614)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.07             N/A              N/A
    End of period                             $13.00           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,277           44,599             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(556)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27             N/A              N/A
    End of period                               N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $8.66             N/A
    End of period                             $10.59           $10.34            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        54,239           22,972             245              N/A

JNL/MCM S&P 400 MidCap Index Division(418)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.15           $10.00             N/A
    End of period                             $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        39,126           12,508             212              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(556)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.09             N/A              N/A
    End of period                             $11.72           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,088            8,643             N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.14           $13.00             N/A
    End of period                             $13.50           $13.46           $13.14             N/A
  Accumulation units outstanding
  at the end of period                        40,786            7,007              -               N/A

JNL/MCM Small Cap Index Division(418)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.26           $10.04             N/A
    End of period                             $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        27,647            9,424             212              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(418)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.42            $9.91             N/A
    End of period                             $14.87           $13.38           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        26,093            9,611             214              N/A

JNL/Lazard Small Cap Value Division(650)

  Accumulation unit value:
    Beginning of period                       $14.10           $12.47             N/A              N/A
    End of period                             $14.47           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,928            2,799             N/A              N/A

JNL/Lazard Mid Cap Value Division(628)

  Accumulation unit value:
    Beginning of period                       $16.61           $14.22             N/A              N/A
    End of period                             $17.73           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,244            7,386             N/A              N/A

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.76           $10.73             N/A
    End of period                             $10.93           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        43,234            7,595             198              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.27             N/A              N/A
    End of period                             $12.57           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,800            3,761             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(651)

  Accumulation unit value:
    Beginning of period                         N/A             $9.64             N/A              N/A
    End of period                               N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(418)

  Accumulation unit value:
    Beginning of period                        $9.35            $9.26            $8.00             N/A
    End of period                              $8.65            $9.35            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        61,933           50,805             265              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(623)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.54             N/A              N/A
    End of period                             $13.42           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,791            8,282             N/A              N/A

JNL/FMR Balanced Division(524)

  Accumulation unit value:
    Beginning of period                        $9.94            $9.38             N/A              N/A
    End of period                             $10.73            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,342           10,496             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $11.11            $9.61            $8.94             N/A
    End of period                             $12.40           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        17,460            2,187              -               N/A

JNL/Oppenheimer Growth Division(650)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.38             N/A              N/A
    End of period                              $8.64            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,070            5,367             N/A              N/A

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                       $16.24           $15.16             N/A              N/A
    End of period                             $17.23           $16.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,003            1,771             N/A              N/A

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                       $11.47            $9.13            $8.53             N/A
    End of period                             $12.39           $11.47            $9.13             N/A
  Accumulation units outstanding
  at the end of period                        55,629           18,645             249              N/A

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                       $11.66            $9.75            $8.21             N/A
    End of period                             $11.10           $11.66            $9.75             N/A
  Accumulation units outstanding
  at the end of period                        64,932           41,848             259              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,762             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(418)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.24           $14.26             N/A
    End of period                             $19.15           $17.93           $16.24             N/A
  Accumulation units outstanding
  at the end of period                        25,593           11,141             149              N/A

JNL/MCM Technology Sector Division(672)

  Accumulation unit value:
    Beginning of period                        $5.57            $4.88             N/A              N/A
    End of period                              $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,799            2,479             N/A              N/A

JNL/MCM Healthcare Sector Division(641)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.84             N/A              N/A
    End of period                             $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,712            5,169             N/A              N/A

JNL/MCM Financial Sector Division(686)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.65             N/A              N/A
    End of period                             $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          641             1,753             N/A              N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $16.93           $14.97             N/A              N/A
    End of period                             $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,042            5,497             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.50             N/A              N/A              N/A
    End of period                              $4.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,230             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(418)

  Accumulation unit value:
    Beginning of period                        $9.70            $8.40            $7.36             N/A
    End of period                             $13.05            $9.70            $8.40             N/A
  Accumulation units outstanding
  at the end of period                        77,137           25,260             289              N/A

JNL/AIM Premier Equity II Division(524)

  Accumulation unit value:
    Beginning of period                         N/A             $9.48             N/A              N/A
    End of period                               N/A             $9.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.10             N/A              N/A
    End of period                             $12.47           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          576              455              N/A              N/A

JNL/AIM Large Cap Growth Division(556)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.58             N/A              N/A
    End of period                             $11.56           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,925            5,082             N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,136             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(936)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,479             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(936)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,505             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.27             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,698             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.86             N/A              N/A
    End of period                             $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,008             52               N/A              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.87             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        264,396           8,222             N/A              N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.87             N/A              N/A
    End of period                             $11.91           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,060            3,261             N/A              N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.36             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,496           14,775             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(706)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.16             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,283           17,089             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.40            $6.66             N/A
    End of period                              $8.25            $8.07            $7.40             N/A
  Accumulation units outstanding
  at the end of period                        156,409          154,568          40,569             N/A

JNL/FMR Capital Growth Division(453)

  Accumulation unit value:
    Beginning of period                       $19.92           $17.22           $16.82             N/A
    End of period                             $20.74           $19.92           $17.22             N/A
  Accumulation units outstanding
  at the end of period                        10,224            2,006             345              N/A

JNL/Select Large Cap Growth Division(153)

  Accumulation unit value:
    Beginning of period                       $24.80           $22.65           $17.04           $17.26
    End of period                             $25.46           $24.80           $22.65           $17.04
  Accumulation units outstanding
  at the end of period                        11,228           17,320            2,264              -

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                       $22.01           $21.71             N/A              N/A
    End of period                             $22.00           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,444             537              N/A              N/A

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                       $21.84           $20.09           $16.38             N/A
    End of period                             $22.55           $21.84           $20.09             N/A
  Accumulation units outstanding
  at the end of period                        55,009           26,463           13,316             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(548)

  Accumulation unit value:
    Beginning of period                       $19.15           $17.54             N/A              N/A
    End of period                             $20.43           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,898             842              N/A              N/A

JNL/Putnam Value Equity Division(273)

  Accumulation unit value:
    Beginning of period                       $18.80           $17.47           $13.63             N/A
    End of period                             $19.35           $18.80           $17.47             N/A
  Accumulation units outstanding
  at the end of period                         8,469            5,300            2,074             N/A

JNL/Select Money Market Division(332)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.74           $11.85             N/A
    End of period                             $11.69           $11.60           $11.74             N/A
  Accumulation units outstanding
  at the end of period                        20,719           14,636           23,324             N/A

JNL/PPM America High Yield Bond
Division(218)

  Accumulation unit value:
    Beginning of period                         N/A            $14.78           $12.70           $12.22
    End of period                               N/A            $15.22           $14.78           $12.70
  Accumulation units outstanding
  at the end of period                          N/A               -             16,345              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                       $14.78           $14.51           $14.66             N/A
    End of period                             $14.84           $14.78           $14.51             N/A
  Accumulation units outstanding
  at the end of period                        65,938           27,677            7,905             N/A

JNL/Salomon Brothers Strategic
Bond Division(218)

  Accumulation unit value:
    Beginning of period                       $17.67           $16.85           $15.13           $14.57
    End of period                             $17.78           $17.67           $16.85           $15.13
  Accumulation units outstanding
  at the end of period                        70,968           31,648           10,209              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                       $24.46           $22.70           $17.21             N/A
    End of period                             $25.45           $24.46           $22.70             N/A
  Accumulation units outstanding
  at the end of period                        63,656           39,044           16,039             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                       $31.73           $27.42           $20.17           $20.85
    End of period                             $35.51           $31.73           $27.42           $20.17
  Accumulation units outstanding
  at the end of period                        49,406           28,688            9,173              -

JNL/JPMorgan International Equity
Division(346)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.21            $9.66             N/A
    End of period                             $13.88           $12.79           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        22,817            6,827           13,238             N/A

JNL/Alger Growth Division(297)

  Accumulation unit value:
    Beginning of period                       $16.59           $16.11           $12.25             N/A
    End of period                             $18.27           $16.59           $16.11             N/A
  Accumulation units outstanding
  at the end of period                        16,416            7,887           17,332             N/A

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.75           $12.47             N/A
    End of period                             $16.65           $16.42           $15.75             N/A
  Accumulation units outstanding
  at the end of period                        21,291           16,328            7,408             N/A

JNL/Eagle SmallCap Equity Division(218)

  Accumulation unit value:
    Beginning of period                       $18.70           $16.05           $11.69           $11.20
    End of period                             $18.80           $18.70           $16.05           $11.69
  Accumulation units outstanding
  at the end of period                         9,572           14,259            3,864              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(276)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.30            $9.49             N/A
    End of period                             $12.68           $12.15           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        714,724          294,370          157,271            N/A

JNL/S&P Managed Growth Division(387)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.39           $10.30             N/A
    End of period                             $13.11           $12.44           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        801,751          718,229          175,682            N/A

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.06            $9.77             N/A
    End of period                             $13.00           $12.22           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        122,106          86,407           13,646             N/A

JNL/S&P Very Aggressive Growth
Division I(102)

  Accumulation unit value:
    Beginning of period                         N/A            $10.67            $8.33           $10.62
    End of period                               N/A            $10.88           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(377)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97            $8.93             N/A
    End of period                               N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             11,475             N/A

JNL/S&P Equity Aggressive Growth
Division I(410)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $9.33             N/A
    End of period                               N/A            $10.37           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,394             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $7.65            $7.86
    End of period                             $10.59           $10.34            $9.58            $7.65
  Accumulation units outstanding
  at the end of period                        472,948          289,413          94,353              -

JNL/MCM S&P 400 MidCap Index Division(312)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.15            $8.29             N/A
    End of period                             $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        273,444          169,832          50,154             N/A

JNL/Alliance Capital Growth Division(297)

  Accumulation unit value:
    Beginning of period                        $9.56            $9.17            $7.52             N/A
    End of period                              $8.68            $9.56            $9.17             N/A
  Accumulation units outstanding
  at the end of period                           -             13,519           38,407             N/A

JNL/JPMorgan International Value
Division(411)

  Accumulation unit value:
    Beginning of period                       $10.08            $8.39            $7.33             N/A
    End of period                             $11.72           $10.08            $8.39             N/A
  Accumulation units outstanding
  at the end of period                        86,818           61,881           18,045             N/A

JNL/PIMCO Total Return Bond Division(153)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.14           $12.78           $12.26
    End of period                             $13.50           $13.45           $13.14           $12.78
  Accumulation units outstanding
  at the end of period                        182,507          112,184          28,962              -

JNL/MCM Small Cap Index Division(312)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.26            $7.89             N/A
    End of period                             $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        162,892          87,894           26,949             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(320)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.42            $8.54             N/A
    End of period                             $14.87           $13.38           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        168,891          90,544           21,286             N/A

JNL/Lazard Small Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.45            $9.15            $9.55
    End of period                             $14.46           $14.09           $12.45            $9.15
  Accumulation units outstanding
  at the end of period                        64,204           41,982           21,995              -

JNL/Lazard Mid Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                       $16.60           $13.57           $10.74           $10.96
    End of period                             $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        74,441           31,445            7,158              -

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.76           $10.69             N/A
    End of period                             $10.92           $10.93           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        299,033          172,436          67,745             N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $8.34             N/A
    End of period                               N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             13,916             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.26             N/A              N/A
    End of period                             $12.57           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,767           57,641             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(484)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $9.86             N/A
    End of period                               N/A            $10.04            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,701             N/A

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(300)

  Accumulation unit value:
    Beginning of period                        $9.34            $9.26            $6.82             N/A
    End of period                              $8.64            $9.34            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        796,751          400,721          131,275            N/A

JNL/Putnam Midcap Growth Division(389)

  Accumulation unit value:
    Beginning of period                        $7.39            $6.35            $5.63             N/A
    End of period                              $8.12            $7.39            $6.35             N/A
  Accumulation units outstanding
  at the end of period                        15,833            8,025            2,459             N/A

JNL/T. Rowe Price Value Division(153)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.40            $8.95            $9.19
    End of period                             $13.41           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        153,432          133,471          50,846              -

JNL/FMR Balanced Division(273)

  Accumulation unit value:
    Beginning of period                        $9.94            $9.26            $8.14             N/A
    End of period                             $10.73            $9.94            $9.26             N/A
  Accumulation units outstanding
  at the end of period                        46,330           35,671           21,242             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(346)

  Accumulation unit value:
    Beginning of period                       $11.11            $9.61            $7.80             N/A
    End of period                             $12.39           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        89,963           74,783           20,933             N/A

JNL/Oppenheimer Growth Division(411)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.87            $7.81             N/A
    End of period                              $8.61            $8.04            $7.87             N/A
  Accumulation units outstanding
  at the end of period                        26,945           14,308            5,376             N/A

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.43           $13.10             N/A
    End of period                             $17.23           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                        33,256           28,459            9,439             N/A

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.13            $6.14             N/A
    End of period                             $12.39           $11.46            $9.13             N/A
  Accumulation units outstanding
  at the end of period                        568,256          227,316          61,879             N/A

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                       $11.65            $9.75            $6.95             N/A
    End of period                             $11.09           $11.65            $9.75             N/A
  Accumulation units outstanding
  at the end of period                        559,154          255,800          84,346             N/A

JNL/MCM Consumer Brands Sector
Division(609)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.69             N/A              N/A
    End of period                             $10.14           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,404             55               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(300)

  Accumulation unit value:
    Beginning of period                       $17.92           $16.23           $11.29             N/A
    End of period                             $19.15           $17.92           $16.23             N/A
  Accumulation units outstanding
  at the end of period                        329,377          143,055          52,097             N/A

JNL/MCM Technology Sector Division(544)

  Accumulation unit value:
    Beginning of period                        $5.57            $5.44             N/A              N/A
    End of period                              $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,691           19,854             N/A              N/A

JNL/MCM Healthcare Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.44             N/A              N/A
    End of period                             $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,044           23,886             N/A              N/A

JNL/MCM Financial Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.69             N/A              N/A
    End of period                             $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,835           19,412             N/A              N/A

JNL/MCM Oil & Gas Sector Division(495)

  Accumulation unit value:
    Beginning of period                       $16.93           $13.07             N/A              N/A
    End of period                             $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,371           19,816             N/A              N/A

JNL/MCM Communications Sector
Division(609)

  Accumulation unit value:
    Beginning of period                        $4.43            $3.96             N/A              N/A
    End of period                              $4.39            $4.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,207           13,270             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(300)

  Accumulation unit value:
    Beginning of period                        $9.69            $8.40            $7.15             N/A
    End of period                             $13.05            $9.69            $8.40             N/A
  Accumulation units outstanding
  at the end of period                        609,846          291,617          94,115             N/A

JNL/AIM Premier Equity II Division(297)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32            $7.53             N/A
    End of period                               N/A             $9.10            $9.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,460             N/A

JNL/AIM Small Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.19            $9.49             N/A
    End of period                             $12.47           $11.72           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        53,594           38,850           19,461             N/A

JNL/AIM Large Cap Growth Division(153)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.19            $7.99            $8.39
    End of period                             $11.56           $10.99           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                        41,381           27,566           10,724              -

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                       $11.28             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,762             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,635             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,679             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.47             N/A              N/A
    End of period                             $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,340            5,822             N/A              N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.56             N/A              N/A
    End of period                             $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        291,505          15,685             N/A              N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.98             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,343,287         164,606            N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.53             N/A              N/A
    End of period                             $11.91           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        306,229          13,576             N/A              N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.38             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        387,580            192              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.96             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        128,462          20,214             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.955%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(637)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.16             N/A              N/A
    End of period                              $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               345              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $21.83           $20.63             N/A              N/A
    End of period                             $22.54           $21.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               362              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $14.77           $14.72             N/A              N/A
    End of period                             $14.83           $14.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,072            1,015             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $17.66           $17.31             N/A              N/A
    End of period                             $17.77           $17.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          898             1,294             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(626)

  Accumulation unit value:
    Beginning of period                       $31.73           $26.75             N/A              N/A
    End of period                             $35.51           $31.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          456              582              N/A              N/A

JNL/JPMorgan International Equity
Division(626)

  Accumulation unit value:
    Beginning of period                       $12.78           $10.72             N/A              N/A
    End of period                             $13.87           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,451             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.24             N/A              N/A
    End of period                             $12.99           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               211              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.28             N/A              N/A
    End of period                             $10.58           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,780            6,575             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.12             N/A              N/A
    End of period                             $13.90           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568            2,059             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.42             N/A              N/A
    End of period                             $13.49           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,176            1,113             N/A              N/A

JNL/MCM Small Cap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.06             N/A              N/A
    End of period                             $13.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          583              996              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.42             N/A              N/A
    End of period                             $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          519              948              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.95             N/A              N/A
    End of period                             $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          728              682              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.34             N/A              N/A
    End of period                             $12.55           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          640             1,210             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(626)

  Accumulation unit value:
    Beginning of period                        $9.34            $8.57             N/A              N/A
    End of period                              $8.64            $9.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,732            7,803             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(626)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.40             N/A              N/A
    End of period                             $13.41           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,365             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.23             N/A              N/A
    End of period                             $12.38           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,716            5,440             N/A              N/A

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.56             N/A              N/A
    End of period                             $11.09           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,561            5,263             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(626)

  Accumulation unit value:
    Beginning of period                       $17.92           $14.48             N/A              N/A
    End of period                             $19.14           $17.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,688            4,311             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          300              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          428              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.71             N/A              N/A              N/A
    End of period                             $22.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          372              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(682)

  Accumulation unit value:
    Beginning of period                        $9.69            $8.68             N/A              N/A
    End of period                             $13.05            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,098            6,686             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(928)

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          451              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.55             N/A              N/A              N/A
    End of period                             $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,219             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,848             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.39            $5.84            $7.46
    End of period                              $8.25            $8.07            $7.39            $5.84
  Accumulation units outstanding
  at the end of period                        69,651           80,240           84,242            9,986

JNL/FMR Capital Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $19.91           $17.20           $12.93           $16.50
    End of period                             $20.72           $19.91           $17.20           $12.93
  Accumulation units outstanding
  at the end of period                        22,848           26,174           21,273            7,569

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.74           $22.60           $17.01           $21.57
    End of period                             $25.40           $24.74           $22.60           $17.01
  Accumulation units outstanding
  at the end of period                        29,928           69,043           34,029            7,823

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                       $21.99           $21.93             N/A              N/A
    End of period                             $21.98           $21.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,730            4,632             N/A              N/A

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                       $21.82           $20.07           $16.83           $18.02
    End of period                             $22.53           $21.82           $20.07           $16.83
  Accumulation units outstanding
  at the end of period                        121,878          134,124          102,882          34,008






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(114)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.26           $13.84           $16.75
    End of period                             $20.40           $19.13           $17.26           $13.84
  Accumulation units outstanding
  at the end of period                         8,826           10,888           12,169            4,337

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $18.79           $17.45           $14.29           $17.54
    End of period                             $19.33           $18.79           $17.45           $14.29
  Accumulation units outstanding
  at the end of period                        35,045           46,507           38,737           24,452

JNL/Select Money Market Division(116)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.73           $11.91           $11.98
    End of period                             $11.68           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                        338,262          124,878          79,246           104,785

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                         N/A            $14.77           $12.69           $12.84
    End of period                               N/A            $15.21           $14.77           $12.69
  Accumulation units outstanding
  at the end of period                          N/A               -             231,268          67,853

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.50           $14.61           $13.52
    End of period                             $14.82           $14.76           $14.50           $14.61
  Accumulation units outstanding
  at the end of period                        109,897          120,766          136,335          54,697

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $17.65           $16.84           $15.12           $14.55
    End of period                             $17.76           $17.65           $16.84           $15.12
  Accumulation units outstanding
  at the end of period                        141,865          73,406           62,880            9,686






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                       $24.43           $22.68           $17.71           $21.13
    End of period                             $25.42           $24.43           $22.68           $17.71
  Accumulation units outstanding
  at the end of period                        103,579          104,596          70,605           27,437

JNL/T. Rowe Price Mid-Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                       $31.72           $27.40           $20.16           $25.65
    End of period                             $35.49           $31.72           $27.40           $20.16
  Accumulation units outstanding
  at the end of period                        96,026           130,167          108,881          37,470

JNL/JPMorgan International Equity
Division(113)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.20            $8.88           $11.27
    End of period                             $13.86           $12.77           $11.20            $8.88
  Accumulation units outstanding
  at the end of period                        81,759           61,743           130,042          58,569

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $16.57           $16.03           $12.13           $16.57
    End of period                             $18.25           $16.57           $16.03           $12.13
  Accumulation units outstanding
  at the end of period                        87,814           91,202           103,888          46,048

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $16.41           $15.74           $12.89           $16.04
    End of period                             $16.63           $16.41           $15.74           $12.89
  Accumulation units outstanding
  at the end of period                        77,535           80,560           65,672           29,226

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $18.68           $16.04           $11.69           $16.15
    End of period                             $18.78           $18.68           $16.04           $11.69
  Accumulation units outstanding
  at the end of period                        30,275           35,160           63,447           15,846






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(117)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.30            $9.79           $10.79
    End of period                             $12.67           $12.14           $11.30            $9.79
  Accumulation units outstanding
  at the end of period                        501,150          557,655          503,663          362,628

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.38            $9.53           $10.96
    End of period                             $13.10           $12.43           $11.38            $9.53
  Accumulation units outstanding
  at the end of period                       1,258,044        1,547,986        1,231,981         495,678

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.06            $8.89           $10.90
    End of period                             $12.99           $12.21           $11.06            $8.89
  Accumulation units outstanding
  at the end of period                        589,700          760,158          244,257          172,156

JNL/S&P Very Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.67            $8.33           $10.70
    End of period                               N/A            $10.87           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A               -             34,610           26,949

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96            $7.84           $10.09
    End of period                               N/A            $10.11            $9.96            $7.84
  Accumulation units outstanding
  at the end of period                          N/A               -             222,571          66,163

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $7.99           $10.26
    End of period                               N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A               -             43,332           14,127






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $7.64            $9.59
    End of period                             $10.58           $10.34            $9.58            $7.64
  Accumulation units outstanding
  at the end of period                        360,804          422,918          303,614          102,302

JNL/MCM S&P 400 MidCap Index Division(117)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.14            $8.45           $10.75
    End of period                             $13.89           $12.65           $11.14            $8.45
  Accumulation units outstanding
  at the end of period                        196,686          244,873          170,200          60,563

JNL/Alliance Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $9.56            $9.17            $7.52            $9.90
    End of period                              $8.68            $9.56            $9.17            $7.52
  Accumulation units outstanding
  at the end of period                           -             33,075           114,670          18,349

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                       $10.07            $8.38            $6.13            $6.08
    End of period                             $11.71           $10.07            $8.38            $6.13
  Accumulation units outstanding
  at the end of period                        136,852          198,111          32,836            2,737

JNL/PIMCO Total Return Bond Division(110)

  Accumulation unit value:
    Beginning of period                       $13.44           $13.13           $12.77           $12.21
    End of period                             $13.49           $13.44           $13.13           $12.77
  Accumulation units outstanding
  at the end of period                        329,926          353,176          310,331          196,657

JNL/MCM Small Cap Index Division(117)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.26            $7.87           $10.49
    End of period                             $13.25           $12.97           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        182,880          225,285          146,573          55,753






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.42            $8.48           $10.68
    End of period                             $14.86           $13.38           $11.42            $8.48
  Accumulation units outstanding
  at the end of period                        153,192          186,916          117,408          42,201

JNL/Lazard Small Cap Value Division(113)

  Accumulation unit value:
    Beginning of period                       $14.08           $12.45            $9.14           $11.73
    End of period                             $14.45           $14.08           $12.45            $9.14
  Accumulation units outstanding
  at the end of period                        146,353          179,997          112,324          42,406

JNL/Lazard Mid Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $16.60           $13.57           $10.74           $13.08
    End of period                             $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        136,774          168,123          102,925          39,620

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.76           $10.65            $9.95
    End of period                             $10.92           $10.93           $10.76           $10.65
  Accumulation units outstanding
  at the end of period                        119,273          136,472          98,766           35,329

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $8.50            $9.80
    End of period                               N/A            $10.33           $10.18            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -             94,228           75,715

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.25             N/A              N/A
    End of period                             $12.56           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        183,891          754,595            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $7.69            $9.88
    End of period                               N/A            $10.04            $9.88            $7.69
  Accumulation units outstanding
  at the end of period                          N/A               -             22,742           10,348

JNL/S&P Core Index 75 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $8.10            $9.84
    End of period                               N/A            $10.21           $10.04            $8.10
  Accumulation units outstanding
  at the end of period                          N/A               -             69,825           109,576

JNL/MCM DowSM 10 Division(110)

  Accumulation unit value:
    Beginning of period                        $9.34            $9.26            $7.51            $8.89
    End of period                              $8.64            $9.34            $9.26            $7.51
  Accumulation units outstanding
  at the end of period                        805,108          878,584          609,023          160,380

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.38            $6.35            $4.85            $6.56
    End of period                              $8.12            $7.38            $6.35            $4.85
  Accumulation units outstanding
  at the end of period                        46,119           69,091           56,519           35,705

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.40            $8.95           $11.16
    End of period                             $13.41           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        279,732          421,158          276,707          131,107

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.26            $8.30            $8.91
    End of period                             $10.72            $9.93            $9.26            $8.30
  Accumulation units outstanding
  at the end of period                        185,158          168,721          148,712          39,159






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.11            $9.60            $6.97            $9.14
    End of period                             $12.39           $11.11            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                        228,827          235,600          187,082          32,807

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.87            $6.81            $8.67
    End of period                              $8.60            $8.04            $7.87            $6.81
  Accumulation units outstanding
  at the end of period                        51,389           68,727           48,695           11,427

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.43           $10.92           $11.23
    End of period                             $17.22           $16.24           $14.43           $10.92
  Accumulation units outstanding
  at the end of period                        46,618           38,183           30,719            1,381

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.12            $6.99            $8.91
    End of period                             $12.38           $11.46            $9.12            $6.99
  Accumulation units outstanding
  at the end of period                        742,652          700,411          437,710          123,531

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                       $11.65            $9.74            $7.48            $9.64
    End of period                             $11.09           $11.65            $9.74            $7.48
  Accumulation units outstanding
  at the end of period                        629,683          729,545          428,600          119,222

JNL/MCM Consumer Brands Sector
Division(512)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.89             N/A              N/A
    End of period                             $10.13           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,819           14,004             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                       $17.91           $16.23           $11.18           $15.23
    End of period                             $19.14           $17.91           $16.23           $11.18
  Accumulation units outstanding
  at the end of period                        408,169          428,370          281,329          82,650

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                        $5.57            $6.01             N/A              N/A
    End of period                              $5.59            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,318           20,606             N/A              N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.50             N/A              N/A
    End of period                             $11.06           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,733           35,663             N/A              N/A

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.82             N/A              N/A
    End of period                             $12.27           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,215           12,804             N/A              N/A

JNL/MCM Oil & Gas Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $16.92           $13.37             N/A              N/A
    End of period                             $22.69           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,545          24,200             N/A              N/A

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                        $4.43            $4.13             N/A              N/A
    End of period                              $4.38            $4.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,745            8,822             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $9.69            $8.40            $7.20            $9.82
    End of period                             $13.04            $9.69            $8.40            $7.20
  Accumulation units outstanding
  at the end of period                        640,597          718,455          456,102          124,970

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32            $7.75           $10.25
    End of period                               N/A             $9.10            $9.32            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -             26,608            5,186

JNL/AIM Small Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.18            $8.24           $10.94
    End of period                             $12.46           $11.72           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                        75,222           78,193           141,076          41,184

JNL/AIM Large Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.19            $7.99            $9.65
    End of period                             $11.55           $10.99           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                        102,447          112,087          91,339           27,611

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,958             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(849)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,672             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,340             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(702)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.18             N/A              N/A
    End of period                             $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,286            1,092             N/A              N/A

JNL/MCM Value Line 25 Division(694)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.11             N/A              N/A
    End of period                             $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        266,634          37,176             N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.70             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        322,621          92,547             N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.10             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,874            1,407             N/A              N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.97             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,539             156              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.98             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,446            5,961             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(57)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.39            $5.84            $7.37
    End of period                              $8.24            $8.06            $7.39            $5.84
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.62             N/A              N/A              N/A
    End of period                             $20.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $24.72           $22.58           $17.00           $22.65
    End of period                             $25.37           $24.72           $22.58           $17.00
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                       $21.80           $20.05           $16.82           $17.46
    End of period                             $22.51           $21.80           $20.05           $16.82
  Accumulation units outstanding
  at the end of period                         2,797            1,224             203               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(99)

  Accumulation unit value:
    Beginning of period                       $19.11           $17.25           $13.82           $17.37
    End of period                             $20.38           $19.11           $17.25           $13.82
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Putnam Value Equity Division(68)

  Accumulation unit value:
    Beginning of period                       $18.77           $17.44           $14.28           $18.53
    End of period                             $19.30           $18.77           $17.44           $14.28
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(54)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.73           $11.91           $11.98
    End of period                             $11.67           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                         8,786            4,414              -                -

JNL/PPM America High Yield Bond
Division(41)

  Accumulation unit value:
    Beginning of period                         N/A            $14.76           $12.68           $12.72
    End of period                               N/A            $15.19           $14.76           $12.68
  Accumulation units outstanding
  at the end of period                          N/A               -               271               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                       $14.75           $14.49           $14.60           $13.49
    End of period                             $14.80           $14.75           $14.49           $14.60
  Accumulation units outstanding
  at the end of period                          297              278              265               -

JNL/Salomon Brothers Strategic
Bond Division(41)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.82           $15.11           $14.36
    End of period                             $17.74           $17.63           $16.82           $15.11
  Accumulation units outstanding
  at the end of period                          894              238              233               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $24.41           $22.66           $17.70           $21.82
    End of period                             $25.39           $24.41           $22.66           $17.70
  Accumulation units outstanding
  at the end of period                         1,224             184              181               -

JNL/T. Rowe Price Mid-Cap Growth
Division(48)

  Accumulation unit value:
    Beginning of period                       $31.69           $27.38           $20.15           $24.58
    End of period                             $35.45           $31.69           $27.38           $20.15
  Accumulation units outstanding
  at the end of period                          444              431              148               -

JNL/JPMorgan International Equity
Division(79)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.19            $8.88           $11.45
    End of period                             $13.85           $12.76           $11.19            $8.88
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Alger Growth Division(48)

  Accumulation unit value:
    Beginning of period                       $16.56           $16.08           $12.12           $17.01
    End of period                             $18.23           $16.56           $16.08           $12.12
  Accumulation units outstanding
  at the end of period                          454              455               -                -

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                       $16.39           $15.73           $12.88           $16.76
    End of period                             $16.62           $16.39           $15.73           $12.88
  Accumulation units outstanding
  at the end of period                          274              274              258               -

JNL/Eagle SmallCap Equity Division(68)

  Accumulation unit value:
    Beginning of period                       $18.67           $16.03           $11.68           $15.90
    End of period                             $18.77           $18.67           $16.03           $11.68
  Accumulation units outstanding
  at the end of period                         5,151              -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(68)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.29            $9.78           $11.04
    End of period                             $12.66           $12.13           $11.29            $9.78
  Accumulation units outstanding
  at the end of period                         9,592            6,578              -                -

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.37            $9.53           $10.82
    End of period                             $13.09           $12.42           $11.37            $9.53
  Accumulation units outstanding
  at the end of period                        12,389           12,389              -                -

JNL/S&P Managed Aggressive Growth
Division(46)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.05            $8.89           $10.85
    End of period                             $12.98           $12.20           $11.05            $8.89
  Accumulation units outstanding
  at the end of period                          670              565               -                -

JNL/S&P Very Aggressive Growth
Division I(87)

  Accumulation unit value:
    Beginning of period                         N/A            $10.66            $8.33           $10.80
    End of period                               N/A            $10.86           $10.66            $8.33
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(68)

  Accumulation unit value:
    Beginning of period                         N/A             $9.95            $7.84           $10.43
    End of period                               N/A            $10.10            $9.95            $7.84
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(74)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $7.99           $10.58
    End of period                               N/A            $10.36           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $7.64            $9.75
    End of period                             $10.58           $10.34            $9.58            $7.64
  Accumulation units outstanding
  at the end of period                         3,777             863               -                -

JNL/MCM S&P 400 MidCap Index Division(61)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.14            $8.45           $10.02
    End of period                             $13.89           $12.65           $11.14            $8.44
  Accumulation units outstanding
  at the end of period                        28,963           19,989              -                -

JNL/Alliance Capital Growth Division(41)

  Accumulation unit value:
    Beginning of period                        $9.55            $9.16            $7.52           $10.66
    End of period                              $8.67            $9.55            $9.16            $7.52
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,320             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.12           $12.77           $12.12
    End of period                             $13.48           $13.43           $13.12           $12.77
  Accumulation units outstanding
  at the end of period                         2,490            1,263             293               -

JNL/MCM Small Cap Index Division(61)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.26            $7.87            $9.69
    End of period                             $13.25           $12.96           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        17,195            9,846              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(61)

  Accumulation unit value:
    Beginning of period                       $13.37           $11.41            $8.48            $9.69
    End of period                             $14.86           $13.37           $11.41            $8.48
  Accumulation units outstanding
  at the end of period                         2,887             711               -                -

JNL/Lazard Small Cap Value Division(71)

  Accumulation unit value:
    Beginning of period                       $14.08           $12.44            $9.14           $11.96
    End of period                             $14.44           $14.08           $12.44            $9.14
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Lazard Mid Cap Value Division(41)

  Accumulation unit value:
    Beginning of period                       $16.58           $13.56           $10.73           $12.80
    End of period                             $17.69           $16.58           $13.56           $10.73
  Accumulation units outstanding
  at the end of period                         1,420             789              300               -

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.75           $10.65           $10.00
    End of period                             $10.91           $10.93           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                         1,797            1,798              -                -

JNL/S&P Core Index 100 Division(91)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.50            $9.98
    End of period                               N/A            $10.32           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.25             N/A              N/A
    End of period                             $12.55           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,712             807              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(72)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $7.69           $10.21
    End of period                               N/A            $10.03            $9.88            $7.69
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division(67)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $8.10           $10.02
    End of period                               N/A            $10.21           $10.04            $8.10
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM DowSM 10 Division(76)

  Accumulation unit value:
    Beginning of period                        $9.33            $9.25            $7.51            $9.26
    End of period                              $8.63            $9.33            $9.25            $7.51
  Accumulation units outstanding
  at the end of period                         5,863            2,260              -                -

JNL/Putnam Midcap Growth Division(76)

  Accumulation unit value:
    Beginning of period                        $7.38            $6.34            $4.85            $6.88
    End of period                              $8.11            $7.38            $6.34            $4.85
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.39            $8.95           $11.38
    End of period                             $13.40           $12.87           $11.39            $8.95
  Accumulation units outstanding
  at the end of period                         6,701            2,197             367               -

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.25            $8.30            $9.15
    End of period                             $10.72            $9.93            $9.25            $8.30
  Accumulation units outstanding
  at the end of period                         2,124            1,025              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(76)

  Accumulation unit value:
    Beginning of period                       $11.10            $9.60            $6.97            $9.36
    End of period                             $12.38           $11.10            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                          748              748               -                -

JNL/Oppenheimer Growth Division(68)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.86            $6.81            $8.90
    End of period                              $8.60            $8.04            $7.86            $6.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                       $16.23           $14.62             N/A              N/A
    End of period                             $17.22           $16.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              618              N/A              N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.45            $9.12            $6.98            $8.77
    End of period                             $12.37           $11.45            $9.12            $6.98
  Accumulation units outstanding
  at the end of period                        10,925            7,319              -                -

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                       $11.64            $9.74            $7.48            $9.50
    End of period                             $11.08           $11.64            $9.74            $7.48
  Accumulation units outstanding
  at the end of period                        67,936           43,322              -                -

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.22           $11.17           $14.88
    End of period                             $19.12           $17.90           $16.22           $11.17
  Accumulation units outstanding
  at the end of period                         1,197             500               -                -

JNL/MCM Technology Sector Division(713)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.45             N/A              N/A
    End of period                              $5.59            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Healthcare Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.89             N/A              N/A
    End of period                             $11.05           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,421              -               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.19             N/A              N/A
    End of period                             $22.68           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          953              953              N/A              N/A

JNL/MCM Communications Sector
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $9.68            $8.39            $7.20            $9.58
    End of period                             $13.03            $9.68            $8.39            $7.20
  Accumulation units outstanding
  at the end of period                        47,602           40,292              -                -

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32            $7.75           $10.28
    End of period                               N/A             $9.10            $9.32            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.18            $8.24           $10.45
    End of period                             $12.46           $11.72           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                          652              653               -                -

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.19            $7.99           $10.19
    End of period                             $11.55           $10.98           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,436             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.03             N/A              N/A              N/A
    End of period                             $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,929             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.77             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,909             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,488             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.38            $5.83            $7.46
    End of period                              $8.22            $8.05            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        13,435           13,578            6,638             118

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $19.84           $17.15           $12.90           $16.54
    End of period                             $20.65           $19.84           $17.15           $12.90
  Accumulation units outstanding
  at the end of period                         1,069            1,317            1,448             344

JNL/Select Large Cap Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $24.66           $22.53           $16.97           $21.32
    End of period                             $25.30           $24.66           $22.53           $16.97
  Accumulation units outstanding
  at the end of period                         2,807            6,676            2,474            1,831

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.81             N/A              N/A              N/A
    End of period                             $21.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.74           $20.01           $16.79           $18.30
    End of period                             $22.45           $21.74           $20.01           $16.79
  Accumulation units outstanding
  at the end of period                        44,695           43,420           17,990            4,960






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(369)

  Accumulation unit value:
    Beginning of period                       $19.07           $17.21           $15.57             N/A
    End of period                             $20.33           $19.07           $17.21             N/A
  Accumulation units outstanding
  at the end of period                         4,154            4,539              -               N/A

JNL/Putnam Value Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.40           $14.25           $17.50
    End of period                             $19.25           $18.72           $17.40           $14.25
  Accumulation units outstanding
  at the end of period                         7,013            7,878            8,357            2,316

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.69           $11.88           $11.94
    End of period                             $11.63           $11.55           $11.69           $11.88
  Accumulation units outstanding
  at the end of period                        16,111           34,261            9,443           20,594

JNL/PPM America High Yield Bond
Division(116)

  Accumulation unit value:
    Beginning of period                         N/A            $14.73           $12.66           $12.74
    End of period                               N/A            $15.16           $14.73           $12.66
  Accumulation units outstanding
  at the end of period                          N/A               -             18,345            6,399

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $14.72           $14.45           $14.57           $13.50
    End of period                             $14.76           $14.72           $14.45           $14.57
  Accumulation units outstanding
  at the end of period                        24,861           28,126           31,759           26,549

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $17.59           $16.79           $15.08           $14.51
    End of period                             $17.70           $17.59           $16.79           $15.08
  Accumulation units outstanding
  at the end of period                        14,804           15,417           10,677            6,213






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $24.35           $22.61           $17.67           $21.83
    End of period                             $25.33           $24.35           $22.61           $17.67
  Accumulation units outstanding
  at the end of period                        13,860           15,039            9,499            3,934

JNL/T. Rowe Price Mid-Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $31.61           $27.32           $20.11           $25.73
    End of period                             $35.35           $31.61           $27.32           $20.11
  Accumulation units outstanding
  at the end of period                        11,649           13,775           21,539             451

JNL/JPMorgan International Equity
Division(184)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.16            $8.86            $9.33
    End of period                             $13.81           $12.73           $11.16            $8.86
  Accumulation units outstanding
  at the end of period                         3,993            1,743            3,608            1,234

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                       $16.52           $16.05           $12.10           $16.53
    End of period                             $18.19           $16.52           $16.05           $12.10
  Accumulation units outstanding
  at the end of period                         4,509            3,962            3,541            1,845

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $16.36           $15.70           $12.86           $16.01
    End of period                             $16.58           $16.36           $15.70           $12.86
  Accumulation units outstanding
  at the end of period                         9,628           11,084           12,412            5,969

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                       $18.61           $15.98           $11.65           $16.12
    End of period                             $18.70           $18.61           $15.98           $11.65
  Accumulation units outstanding
  at the end of period                         4,760            4,662            1,261             882






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.28            $9.77           $10.81
    End of period                             $12.63           $12.11           $11.28            $9.77
  Accumulation units outstanding
  at the end of period                        213,601          231,495          202,611          59,538

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.36            $9.52           $10.77
    End of period                             $13.06           $12.40           $11.36            $9.52
  Accumulation units outstanding
  at the end of period                        170,143          166,718          134,270          58,437

JNL/S&P Managed Aggressive Growth
Division(131)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.03            $8.88           $10.30
    End of period                             $12.95           $12.18           $11.03            $8.88
  Accumulation units outstanding
  at the end of period                        103,790          91,906           28,011             612

JNL/S&P Very Aggressive Growth
Division I(341)

  Accumulation unit value:
    Beginning of period                         N/A            $10.64            $9.28             N/A
    End of period                               N/A            $10.85           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,506             N/A

JNL/S&P Equity Growth Division I(237)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94            $7.83            $8.18
    End of period                               N/A            $10.09            $9.94            $7.83
  Accumulation units outstanding
  at the end of period                          N/A               -             19,317           10,603

JNL/S&P Equity Aggressive Growth
Division I(484)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16           $10.14             N/A
    End of period                               N/A            $10.34           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,946             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.57            $7.64            $9.67
    End of period                             $10.57           $10.33            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        66,480           80,623           44,889           29,098

JNL/MCM S&P 400 MidCap Index Division(127)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.14            $8.44           $10.21
    End of period                             $13.87           $12.64           $11.14            $8.44
  Accumulation units outstanding
  at the end of period                        36,073           44,058           29,498            9,094

JNL/Alliance Capital Growth Division(184)

  Accumulation unit value:
    Beginning of period                        $9.53            $9.15            $7.51            $8.18
    End of period                              $8.65            $9.53            $9.15            $7.51
  Accumulation units outstanding
  at the end of period                           -               723             3,470            2,240

JNL/JPMorgan International Value
Division(302)

  Accumulation unit value:
    Beginning of period                       $10.05            $8.37            $5.77             N/A
    End of period                             $11.68           $10.05            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        22,275           22,422            2,792             N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.10           $12.75           $12.10
    End of period                             $13.45           $13.41           $13.10           $12.75
  Accumulation units outstanding
  at the end of period                        47,745           42,440           46,156           14,902

JNL/MCM Small Cap Index Division(127)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.25            $7.87            $9.81
    End of period                             $13.23           $12.95           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        34,286           41,980           33,240           11,139






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(155)

  Accumulation unit value:
    Beginning of period                       $13.37           $11.42            $8.48            $8.92
    End of period                             $14.85           $13.37           $11.42            $8.48
  Accumulation units outstanding
  at the end of period                        33,344           34,063           18,023             49

JNL/Lazard Small Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.42            $9.13           $12.00
    End of period                             $14.42           $14.05           $12.42            $9.13
  Accumulation units outstanding
  at the end of period                        15,074           18,140            9,499            3,027

JNL/Lazard Mid Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                       $16.56           $13.54           $10.72           $13.06
    End of period                             $17.66           $16.56           $13.54           $10.72
  Accumulation units outstanding
  at the end of period                        20,306           19,355           11,886            3,443

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.75           $10.65            $9.95
    End of period                             $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        44,594           44,165           35,436           17,728

JNL/S&P Core Index 100 Division(117)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.50            $9.80
    End of period                               N/A            $10.32           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -              6,788            1,976

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.23             N/A              N/A
    End of period                             $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,006           47,648             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.87            $7.69            $9.87
    End of period                               N/A            $10.03            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A               -              1,237            7,240

JNL/S&P Core Index 75 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(111)

  Accumulation unit value:
    Beginning of period                        $9.32            $9.24            $7.50            $9.10
    End of period                              $8.62            $9.32            $9.24            $7.50
  Accumulation units outstanding
  at the end of period                        77,670           103,405          74,237           37,396

JNL/Putnam Midcap Growth Division(302)

  Accumulation unit value:
    Beginning of period                        $7.37            $6.64            $4.87             N/A
    End of period                              $8.10            $7.37            $6.64             N/A
  Accumulation units outstanding
  at the end of period                        16,771           11,784            5,536             N/A

JNL/T. Rowe Price Value Division(111)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.38            $8.94           $11.23
    End of period                             $13.38           $12.86           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        42,721           54,012           25,208           10,813

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                        $9.92            $9.24            $8.29            $9.07
    End of period                             $10.70            $9.92            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        21,821           20,930           19,317           11,925






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(111)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.60            $6.96            $9.05
    End of period                             $12.37           $11.09            $9.60            $6.96
  Accumulation units outstanding
  at the end of period                         7,680           14,863            6,707            2,873

JNL/Oppenheimer Growth Division(111)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.86            $6.80            $8.60
    End of period                              $8.59            $8.03            $7.86            $6.80
  Accumulation units outstanding
  at the end of period                         4,824            4,389            4,214             262

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period                       $16.23           $14.42           $11.55             N/A
    End of period                             $17.20           $16.23           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        20,127           18,493            2,940             N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                       $11.44            $9.11            $6.98            $8.08
    End of period                             $12.35           $11.44            $9.11            $6.98
  Accumulation units outstanding
  at the end of period                        54,706           52,000           18,453            2,235

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                       $11.62            $9.73            $7.47            $9.21
    End of period                             $11.06           $11.62            $9.73            $7.47
  Accumulation units outstanding
  at the end of period                        53,654           73,170           38,000           12,500

JNL/MCM Consumer Brands Sector
Division(510)

  Accumulation unit value:
    Beginning of period                       $10.57            $9.73             N/A              N/A
    End of period                             $10.11           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          875              945              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                       $17.88           $16.20           $11.16           $13.74
    End of period                             $19.09           $17.88           $16.20           $11.16
  Accumulation units outstanding
  at the end of period                        24,365           26,489           13,900            4,926

JNL/MCM Technology Sector Division(531)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.47             N/A              N/A
    End of period                              $5.58            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,142            8,794             N/A              N/A

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.31           $10.14             N/A
    End of period                             $11.03           $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                         1,522            2,975             197              N/A

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.33             N/A              N/A
    End of period                             $12.24           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,668            1,841             N/A              N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                       $16.89           $12.92           $12.65             N/A
    End of period                             $22.64           $16.89           $12.92             N/A
  Accumulation units outstanding
  at the end of period                         4,711            4,181             158              N/A

JNL/MCM Communications Sector
Division(531)

  Accumulation unit value:
    Beginning of period                        $4.42            $4.22             N/A              N/A
    End of period                              $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,608           11,544             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                        $9.67            $8.38            $7.19            $9.59
    End of period                             $13.01            $9.67            $8.38            $7.19
  Accumulation units outstanding
  at the end of period                        53,616           56,760           28,847            9,344

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $7.75           $10.33
    End of period                               N/A             $9.09            $9.31            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -              5,929             659

JNL/AIM Small Cap Growth Division(155)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.18            $8.24            $7.90
    End of period                             $12.44           $11.71           $11.18            $8.24
  Accumulation units outstanding
  at the end of period                         3,582            3,421            5,411            1,172

JNL/AIM Large Cap Growth Division(152)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.18            $7.99            $8.47
    End of period                             $11.54           $10.98           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        14,806           15,361            4,556            1,155

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          273              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(845)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,157             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(884)

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          274              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.62             N/A              N/A
    End of period                             $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               289              N/A              N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.81             N/A              N/A
    End of period                             $15.53           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,196             284              N/A              N/A

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.46             N/A              N/A
    End of period                             $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,075             293              N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.10             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,463            2,822             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,895             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.19             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,908            4,908             N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.38            $5.83            $7.87
    End of period                              $8.22            $8.05            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        15,628           24,839            4,436              -

JNL/FMR Capital Growth Division(90)

  Accumulation unit value:
    Beginning of period                       $19.83           $17.14           $12.89           $16.56
    End of period                             $20.63           $19.83           $17.14           $12.89
  Accumulation units outstanding
  at the end of period                         2,678            1,780             272               -

JNL/Select Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $24.65           $22.52           $16.96           $22.13
    End of period                             $25.29           $24.65           $22.52           $16.96
  Accumulation units outstanding
  at the end of period                         8,546            4,539            3,933             527

JNL/Select Global Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $21.90           $19.85             N/A              N/A
    End of period                             $21.88           $21.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,526              -               N/A              N/A

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                       $21.73           $20.00           $16.78           $17.67
    End of period                             $22.43           $21.73           $20.00           $16.78
  Accumulation units outstanding
  at the end of period                        31,561           26,865            4,312            2,622






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $19.06           $17.20           $13.79           $17.76
    End of period                             $20.32           $19.06           $17.20           $13.79
  Accumulation units outstanding
  at the end of period                         1,480             579              363              365

JNL/Putnam Value Equity Division(90)

  Accumulation unit value:
    Beginning of period                       $18.71           $17.39           $14.25           $17.76
    End of period                             $19.24           $18.71           $17.39           $14.25
  Accumulation units outstanding
  at the end of period                         1,823            1,603             687              300

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.68           $11.86           $11.96
    End of period                             $11.62           $11.54           $11.68           $11.86
  Accumulation units outstanding
  at the end of period                        18,594           12,977              -                -

JNL/PPM America High Yield Bond
Division(57)

  Accumulation unit value:
    Beginning of period                         N/A            $14.72           $12.65           $12.52
    End of period                               N/A            $15.15           $14.72           $12.65
  Accumulation units outstanding
  at the end of period                          N/A               -              8,960            3,873

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $14.71           $14.45           $14.57           $13.54
    End of period                             $14.76           $14.71           $14.45           $14.57
  Accumulation units outstanding
  at the end of period                        10,732            7,754            3,421           14,970

JNL/Salomon Brothers Strategic
Bond Division(72)

  Accumulation unit value:
    Beginning of period                       $17.58           $16.78           $15.08           $14.37
    End of period                             $17.69           $17.58           $16.78           $15.08
  Accumulation units outstanding
  at the end of period                        16,706            8,445            6,540              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                       $24.34           $22.60           $17.66           $21.70
    End of period                             $25.31           $24.34           $22.60           $17.66
  Accumulation units outstanding
  at the end of period                        14,552            3,916            3,552            1,507

JNL/T. Rowe Price Mid-Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                       $31.60           $27.31           $20.10           $25.66
    End of period                             $35.34           $31.60           $27.31           $20.10
  Accumulation units outstanding
  at the end of period                        23,306           16,263           10,301            2,421

JNL/JPMorgan International Equity
Division(280)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.16            $8.14             N/A
    End of period                             $13.81           $12.72           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         5,548            2,892            2,221             N/A

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                       $16.51           $16.04           $12.10           $17.03
    End of period                             $18.18           $16.51           $16.04           $12.10
  Accumulation units outstanding
  at the end of period                        12,592            9,142            8,037            1,960

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.69           $12.85           $15.68
    End of period                             $16.57           $16.35           $15.69           $12.85
  Accumulation units outstanding
  at the end of period                         4,906            5,780            3,150            2,066

JNL/Eagle SmallCap Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $18.62           $15.99           $11.66           $16.58
    End of period                             $18.71           $18.62           $15.99           $11.66
  Accumulation units outstanding
  at the end of period                         6,171            5,380            4,026             754






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(57)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.27            $9.77           $10.56
    End of period                             $12.63           $12.11           $11.27            $9.77
  Accumulation units outstanding
  at the end of period                        384,237          210,059          97,614           13,461

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.35            $9.52           $11.28
    End of period                             $13.06           $12.40           $11.35            $9.52
  Accumulation units outstanding
  at the end of period                        183,753          180,140          83,666            9,632

JNL/S&P Managed Aggressive Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.03            $8.82             N/A
    End of period                             $12.95           $12.18           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        66,039           77,982            5,609             N/A

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                         N/A            $10.64            $8.56             N/A
    End of period                               N/A            $10.84           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94            $7.73             N/A
    End of period                               N/A            $10.08            $9.94             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,646             N/A

JNL/S&P Equity Aggressive Growth
Division I(313)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16            $8.17             N/A
    End of period                               N/A            $10.34           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             21,215             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.57            $7.64            $9.72
    End of period                             $10.57           $10.33            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        191,368          126,342          17,558             645

JNL/MCM S&P 400 MidCap Index Division(84)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.13            $8.44           $10.76
    End of period                             $13.87           $12.64           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        116,427          85,669            7,479             602

JNL/Alliance Capital Growth Division(313)

  Accumulation unit value:
    Beginning of period                        $9.53            $9.15            $8.03             N/A
    End of period                              $8.65            $9.53            $9.15             N/A
  Accumulation units outstanding
  at the end of period                           -              3,737            3,515             N/A

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                       $10.05            $8.36            $5.58             N/A
    End of period                             $11.68           $10.05            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        23,277            8,625             434              N/A

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.09           $12.75           $12.15
    End of period                             $13.45           $13.41           $13.09           $12.75
  Accumulation units outstanding
  at the end of period                        86,468           32,596           14,492           11,669

JNL/MCM Small Cap Index Division(289)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.25            $7.49             N/A
    End of period                             $13.23           $12.95           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        104,542          64,763            6,863             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(288)

  Accumulation unit value:
    Beginning of period                       $13.36           $11.41            $7.70             N/A
    End of period                             $14.84           $13.36           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        122,943          55,634            3,089             N/A

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.42            $9.13           $11.91
    End of period                             $14.41           $14.05           $12.42            $9.13
  Accumulation units outstanding
  at the end of period                        17,902           21,328           18,628            4,346

JNL/Lazard Mid Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                       $16.55           $13.54           $10.72           $13.28
    End of period                             $17.65           $16.55           $13.54           $10.72
  Accumulation units outstanding
  at the end of period                        37,263           25,856           25,599            1,761

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.75           $10.65            $9.82
    End of period                             $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        104,947          39,024            1,008              -

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.50           $10.13
    End of period                               N/A            $10.31           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -              5,108              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.22             N/A              N/A
    End of period                             $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,142           19,899             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                         N/A             $9.87            $7.69           $10.06
    End of period                               N/A            $10.02            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A               -               830               -

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03            $9.65             N/A
    End of period                               N/A            $10.20           $10.03             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,553             N/A

JNL/MCM DowSM 10 Division(288)

  Accumulation unit value:
    Beginning of period                        $9.32            $9.24            $6.49             N/A
    End of period                              $8.62            $9.32            $9.24             N/A
  Accumulation units outstanding
  at the end of period                        207,428          136,843          27,347             N/A

JNL/Putnam Midcap Growth Division(84)

  Accumulation unit value:
    Beginning of period                        $7.37            $6.34            $4.84            $6.80
    End of period                              $8.10            $7.37            $6.34            $4.84
  Accumulation units outstanding
  at the end of period                         7,339            7,010            3,061             953

JNL/T. Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.38            $8.94           $10.49
    End of period                             $13.37           $12.85           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        36,525           27,675           15,625            2,036

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.24            $8.29            $9.14
    End of period                             $10.70            $9.91            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        54,816           15,135            9,825            1,420






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(72)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.59            $6.96            $9.19
    End of period                             $12.37           $11.09            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                        28,329           18,509            5,958              -

JNL/Oppenheimer Growth Division(102)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.86            $6.81            $8.63
    End of period                              $8.59            $8.03            $7.86            $6.81
  Accumulation units outstanding
  at the end of period                         4,339            3,740            1,127              -

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                       $16.22           $14.42           $11.23             N/A
    End of period                             $17.20           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                         9,455            7,899            3,388             N/A

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.10            $6.39             N/A
    End of period                             $12.35           $11.43            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        168,028          110,973          20,595             N/A

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                       $11.62            $9.73            $7.02             N/A
    End of period                             $11.06           $11.62            $9.73             N/A
  Accumulation units outstanding
  at the end of period                        162,096          127,909          24,946             N/A

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.14             N/A              N/A
    End of period                             $10.11           $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,384            6,584             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(316)

  Accumulation unit value:
    Beginning of period                       $17.88           $16.20           $11.55             N/A
    End of period                             $19.09           $17.88           $16.20             N/A
  Accumulation units outstanding
  at the end of period                        91,583           65,318           18,043             N/A

JNL/MCM Technology Sector Division(602)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.33             N/A              N/A
    End of period                              $5.58            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,862            2,834             N/A              N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.31           $10.02             N/A
    End of period                             $11.03           $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                        13,340            6,015              -               N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.76           $10.58           $10.26             N/A
    End of period                             $12.24           $11.76           $10.58             N/A
  Accumulation units outstanding
  at the end of period                         5,316            2,174              -               N/A

JNL/MCM Oil & Gas Sector Division(486)

  Accumulation unit value:
    Beginning of period                       $16.88           $12.92           $12.92             N/A
    End of period                             $22.63           $16.88           $12.92             N/A
  Accumulation units outstanding
  at the end of period                        36,878            6,995              -               N/A

JNL/MCM Communications Sector
Division(673)

  Accumulation unit value:
    Beginning of period                        $4.42            $4.09             N/A              N/A
    End of period                              $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,350            1,385             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(316)

  Accumulation unit value:
    Beginning of period                        $9.67            $8.38            $7.08             N/A
    End of period                             $13.01            $9.67            $8.38             N/A
  Accumulation units outstanding
  at the end of period                        205,358          140,019          24,260             N/A

JNL/AIM Premier Equity II Division(75)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $7.75           $10.91
    End of period                               N/A             $9.09            $9.31            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(67)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.17            $8.24           $10.91
    End of period                             $12.44           $11.70           $11.17            $8.24
  Accumulation units outstanding
  at the end of period                        12,103           14,486           12,648            1,959

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.18            $8.15             N/A
    End of period                             $11.53           $10.97           $10.18             N/A
  Accumulation units outstanding
  at the end of period                        22,755           25,253           19,091             N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,145             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,131             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,278             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.03             N/A              N/A
    End of period                             $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,900              -               N/A              N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.30             N/A              N/A
    End of period                             $15.53           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        108,013          13,867             N/A              N/A

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.84             N/A              N/A
    End of period                             $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        625,298          38,061             N/A              N/A

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.88             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        120,702          14,076             N/A              N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.18             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        118,168          32,981             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(702)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.11             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,421           26,560             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.75             N/A              N/A              N/A
    End of period                             $14.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          212              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.61             N/A              N/A              N/A
    End of period                             $17.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          177              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.76             N/A              N/A              N/A
    End of period                             $13.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.09             N/A              N/A
    End of period                             $10.57           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          145             1,986             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.16             N/A              N/A
    End of period                             $13.87           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,669            1,647             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.40             N/A              N/A              N/A
    End of period                             $13.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          232              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.55             N/A              N/A
    End of period                             $13.23           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,732            3,193             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(721)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.83             N/A              N/A
    End of period                             $14.84           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          107             3,126             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.58             N/A              N/A              N/A
    End of period                             $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.19             N/A              N/A              N/A
    End of period                             $17.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A
    End of period                             $12.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          249              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.91             N/A              N/A              N/A
    End of period                              $8.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          127              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          137              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.26             N/A              N/A              N/A
    End of period                             $19.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          80               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.78             N/A              N/A              N/A
    End of period                             $22.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          27               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $13.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          118              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A
    End of period                             $12.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.45             N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,503             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.99             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,099             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(147)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.38           $10.65            $6.61
    End of period                              $8.22            $8.04            $7.38            $5.83
  Accumulation units outstanding
  at the end of period                        31,085           33,541           51,121             621

JNL/FMR Capital Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $19.81           $17.13           $12.88           $16.05
    End of period                             $20.61           $19.81           $17.13           $12.88
  Accumulation units outstanding
  at the end of period                         5,415            5,417           18,699            1,553

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.62           $22.50           $16.95           $21.49
    End of period                             $25.26           $24.62           $22.50           $16.95
  Accumulation units outstanding
  at the end of period                        18,471           15,049           27,031            1,430

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                       $21.71           $19.98           $16.77           $16.53
    End of period                             $22.41           $21.71           $19.98           $16.77
  Accumulation units outstanding
  at the end of period                        25,229           21,952            6,616              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.19           $15.36             N/A
    End of period                             $20.29           $19.04           $17.19             N/A
  Accumulation units outstanding
  at the end of period                          366              366              141              N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.69           $17.38           $14.24           $17.72
    End of period                             $19.22           $18.69           $17.38           $14.24
  Accumulation units outstanding
  at the end of period                        11,935           11,852            3,425            1,705

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.68           $11.86           $11.94
    End of period                             $11.61           $11.54           $11.68           $11.86
  Accumulation units outstanding
  at the end of period                        147,351          55,039           140,414           3,669

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $14.71           $12.64           $12.71
    End of period                               N/A            $15.14           $14.71           $12.64
  Accumulation units outstanding
  at the end of period                          N/A               -             19,715             973

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.69           $14.44           $14.56           $13.45
    End of period                             $14.74           $14.69           $14.44           $14.56
  Accumulation units outstanding
  at the end of period                        13,403           13,745            6,013           24,296

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $17.57           $16.76           $15.07           $14.49
    End of period                             $17.67           $17.57           $16.76           $15.07
  Accumulation units outstanding
  at the end of period                        31,642           29,319            9,501            1,079






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                       $24.32           $22.58           $17.65           $16.74
    End of period                             $25.28           $24.32           $22.58           $17.65
  Accumulation units outstanding
  at the end of period                        36,780           31,427           18,841            1,025

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $31.57           $27.29           $20.09           $26.08
    End of period                             $35.30           $31.57           $27.29           $20.09
  Accumulation units outstanding
  at the end of period                        19,124           21,141           20,807            1,288

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.15            $8.85           $11.55
    End of period                             $13.79           $12.71           $11.15            $8.85
  Accumulation units outstanding
  at the end of period                         8,024            6,786            2,075            1,378

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $16.50           $16.03           $12.09           $16.83
    End of period                             $18.16           $16.50           $16.03           $12.09
  Accumulation units outstanding
  at the end of period                         4,586            7,628           25,350             310

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                       $16.34           $15.68           $14.83             N/A
    End of period                             $16.56           $16.34           $15.68             N/A
  Accumulation units outstanding
  at the end of period                         9,123            9,158            3,912             N/A

JNL/Eagle SmallCap Equity Division(114)

  Accumulation unit value:
    Beginning of period                       $18.61           $15.98           $11.65           $15.72
    End of period                             $18.70           $18.61           $15.98           $11.65
  Accumulation units outstanding
  at the end of period                        24,771           25,662           37,790            7,857






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(137)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.27            $9.76           $10.30
    End of period                             $12.62           $12.10           $11.27            $9.76
  Accumulation units outstanding
  at the end of period                        168,334          101,736          17,902            3,913

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.35            $9.51           $10.85
    End of period                             $13.05           $12.39           $11.35            $9.51
  Accumulation units outstanding
  at the end of period                        264,017          286,993          139,610          20,701

JNL/S&P Managed Aggressive Growth
Division(144)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.03            $8.87            $9.69
    End of period                             $12.94           $12.17           $11.03            $8.87
  Accumulation units outstanding
  at the end of period                        56,469           59,908           11,246            3,484

JNL/S&P Very Aggressive Growth
Division I(161)

  Accumulation unit value:
    Beginning of period                         N/A            $10.64            $8.31            $8.59
    End of period                               N/A            $10.84           $10.64            $8.31
  Accumulation units outstanding
  at the end of period                          N/A               -              2,460            1,366

JNL/S&P Equity Growth Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $9.28             N/A
    End of period                               N/A            $10.08            $9.93             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,193             N/A

JNL/S&P Equity Aggressive Growth
Division I(530)

  Accumulation unit value:
    Beginning of period                         N/A            $10.62             N/A              N/A
    End of period                               N/A            $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.57            $7.64            $9.38
    End of period                             $10.56           $10.32            $9.57            $7.64
  Accumulation units outstanding
  at the end of period                        170,642          183,229          39,981            3,132

JNL/MCM S&P 400 MidCap Index Division(114)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.13            $8.44           $10.59
    End of period                             $13.87           $12.63           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        84,182           116,867          36,843            2,594

JNL/Alliance Capital Growth Division(123)

  Accumulation unit value:
    Beginning of period                        $9.52            $9.14            $7.50            $9.39
    End of period                              $8.64            $9.52            $9.14            $7.50
  Accumulation units outstanding
  at the end of period                           -             16,652           16,653             298

JNL/JPMorgan International Value
Division(459)

  Accumulation unit value:
    Beginning of period                       $10.04            $8.36            $7.52             N/A
    End of period                             $11.67           $10.04            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        31,173           28,526           15,930             N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.40           $13.09           $12.74           $12.09
    End of period                             $13.43           $13.40           $13.09           $12.74
  Accumulation units outstanding
  at the end of period                        72,326           83,467           32,036            7,516

JNL/MCM Small Cap Index Division(114)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.25            $7.87           $10.34
    End of period                             $13.23           $12.95           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        55,372           84,411           37,226            6,468






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                       $13.36           $11.40            $8.47           $10.41
    End of period                             $14.83           $13.36           $11.40            $8.47
  Accumulation units outstanding
  at the end of period                        46,247           41,845            5,447            4,803

JNL/Lazard Small Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                       $14.04           $12.41            $9.12           $11.84
    End of period                             $14.40           $14.04           $12.41            $9.12
  Accumulation units outstanding
  at the end of period                        49,407           50,491           39,910           10,575

JNL/Lazard Mid Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                       $16.54           $13.53           $10.71           $12.96
    End of period                             $17.64           $16.54           $13.53           $10.71
  Accumulation units outstanding
  at the end of period                        43,032           44,215           24,553            9,627

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.75           $10.65            $9.95
    End of period                             $10.90           $10.92           $10.75           $10.65
  Accumulation units outstanding
  at the end of period                        54,789           70,818            6,699            4,124

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.50            $9.67
    End of period                               N/A            $10.31           $10.17            $8.50
  Accumulation units outstanding
  at the end of period                          N/A               -             15,450           16,277

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.55           $12.21             N/A              N/A
    End of period                             $12.51           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,482           193,071            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(119)

  Accumulation unit value:
    Beginning of period                         N/A             $9.87            $7.69            $9.75
    End of period                               N/A            $10.02            $9.87            $7.69
  Accumulation units outstanding
  at the end of period                          N/A               -              7,865            7,868

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A            $10.36             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(114)

  Accumulation unit value:
    Beginning of period                        $9.31            $9.24            $7.50            $9.06
    End of period                              $8.61            $9.31            $9.24            $7.50
  Accumulation units outstanding
  at the end of period                        284,640          252,962          67,342           16,709

JNL/Putnam Midcap Growth Division(123)

  Accumulation unit value:
    Beginning of period                        $7.37            $6.34            $4.84            $6.35
    End of period                              $8.09            $7.37            $6.34            $4.84
  Accumulation units outstanding
  at the end of period                        31,889           31,748           31,460            4,186

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.38            $8.94           $11.34
    End of period                             $13.37           $12.85           $11.38            $8.94
  Accumulation units outstanding
  at the end of period                        53,549           81,132           32,667            3,032

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.24            $8.29            $9.06
    End of period                             $10.69            $9.91            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                        20,270           16,477            9,554            2,056






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.59            $6.96            $9.14
    End of period                             $12.36           $11.09            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                        35,863           36,048           28,989            2,789

JNL/Oppenheimer Growth Division(123)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.85            $6.80            $8.39
    End of period                              $8.58            $8.02            $7.85            $6.80
  Accumulation units outstanding
  at the end of period                          983             1,604             331              333

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                       $16.22           $14.42           $13.33             N/A
    End of period                             $17.20           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        12,684           11,089            7,097             N/A

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.10            $6.97            $7.81
    End of period                             $12.34           $11.43            $9.10            $6.97
  Accumulation units outstanding
  at the end of period                        240,293          187,035          63,276           11,910

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                       $11.62            $9.72            $7.47            $9.13
    End of period                             $11.05           $11.62            $9.72            $7.47
  Accumulation units outstanding
  at the end of period                        230,985          222,286          55,354           15,004

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                       $10.56           $10.13             N/A              N/A
    End of period                             $10.10           $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,426            1,540             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(152)

  Accumulation unit value:
    Beginning of period                       $17.87           $16.19           $11.16           $11.55
    End of period                             $19.07           $17.87           $16.19           $11.16
  Accumulation units outstanding
  at the end of period                        128,923          113,272          53,061            7,514

JNL/MCM Technology Sector Division(503)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.95             N/A              N/A
    End of period                              $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,571           21,561             N/A              N/A

JNL/MCM Healthcare Sector Division(503)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.60             N/A              N/A
    End of period                             $11.02           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,754           12,639             N/A              N/A

JNL/MCM Financial Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.11             N/A              N/A
    End of period                             $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,090             250              N/A              N/A

JNL/MCM Oil & Gas Sector Division(503)

  Accumulation unit value:
    Beginning of period                       $16.87           $13.43             N/A              N/A
    End of period                             $22.62           $16.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,239           13,788             N/A              N/A

JNL/MCM Communications Sector
Division(528)

  Accumulation unit value:
    Beginning of period                        $4.42            $4.22             N/A              N/A
    End of period                              $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(152)

  Accumulation unit value:
    Beginning of period                        $9.66            $8.38            $7.19            $8.45
    End of period                             $13.00            $9.66            $8.38            $7.19
  Accumulation units outstanding
  at the end of period                        246,495          215,005          63,523           11,231

JNL/AIM Premier Equity II Division(367)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $8.51             N/A
    End of period                               N/A             $9.09            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,194             N/A

JNL/AIM Small Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.17            $8.23           $10.53
    End of period                             $12.43           $11.70           $11.17            $8.23
  Accumulation units outstanding
  at the end of period                        22,386           23,753           15,365             717

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.18            $7.99           $10.18
    End of period                             $11.53           $10.97           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        56,946           59,103           29,135            2,647

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,283             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,063             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.46             N/A              N/A
    End of period                             $15.53           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,154           25,200             N/A              N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.98             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        121,426           9,194             N/A              N/A

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.78             N/A              N/A
    End of period                             $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,500            2,013             N/A              N/A

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.00             N/A              N/A
    End of period                             $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,389             586              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(677)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.01             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,051            2,889             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.37            $6.16             N/A
    End of period                              $8.21            $8.04            $7.37             N/A
  Accumulation units outstanding
  at the end of period                         4,618            5,609            3,178             N/A

JNL/FMR Capital Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $19.79           $17.58             N/A              N/A
    End of period                             $20.59           $19.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,317            3,318             N/A              N/A

JNL/Select Large Cap Growth Division(92)

  Accumulation unit value:
    Beginning of period                       $24.60           $22.48           $16.93           $21.85
    End of period                             $25.24           $24.60           $22.48           $16.93
  Accumulation units outstanding
  at the end of period                         1,697            6,313              -                -

JNL/Select Global Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $21.86           $18.27             N/A              N/A
    End of period                             $21.84           $21.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,384            2,478             N/A              N/A

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                       $21.69           $19.96           $18.46             N/A
    End of period                             $22.39           $21.69           $19.96             N/A
  Accumulation units outstanding
  at the end of period                         1,559            1,611            1,121             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                       $18.68           $17.36           $14.23           $18.01
    End of period                             $19.20           $18.68           $17.36           $14.23
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(76)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.65           $11.83           $11.93
    End of period                             $11.58           $11.51           $11.65           $11.83
  Accumulation units outstanding
  at the end of period                         5,035            6,040             508               -

JNL/PPM America High Yield Bond
Division(53)

  Accumulation unit value:
    Beginning of period                         N/A            $14.69           $12.63           $12.53
    End of period                               N/A            $15.12           $14.69           $12.63
  Accumulation units outstanding
  at the end of period                          N/A               -               631               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.42           $14.55           $13.18
    End of period                             $14.73           $14.68           $14.42           $14.55
  Accumulation units outstanding
  at the end of period                          931             1,308             415               -

JNL/Salomon Brothers Strategic
Bond Division(81)

  Accumulation unit value:
    Beginning of period                       $17.55           $16.75           $15.05           $14.34
    End of period                             $17.65           $17.55           $16.75           $15.05
  Accumulation units outstanding
  at the end of period                         3,249            2,089              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $24.29           $22.56           $20.48             N/A
    End of period                             $25.26           $24.29           $22.56             N/A
  Accumulation units outstanding
  at the end of period                         2,639            2,843             667              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(53)

  Accumulation unit value:
    Beginning of period                       $31.53           $27.26           $20.07           $24.79
    End of period                             $35.26           $31.53           $27.26           $20.07
  Accumulation units outstanding
  at the end of period                         4,197            5,607             613               -

JNL/JPMorgan International Equity
Division(81)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.14            $8.84           $11.27
    End of period                             $13.78           $12.70           $11.14            $8.84
  Accumulation units outstanding
  at the end of period                          393              431              880               -

JNL/Alger Growth Division(92)

  Accumulation unit value:
    Beginning of period                       $16.48           $16.01           $12.08           $17.02
    End of period                             $18.14           $16.48           $16.01           $12.08
  Accumulation units outstanding
  at the end of period                          385              385               -                -

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                       $16.33           $15.84             N/A              N/A
    End of period                             $16.54           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          297              340              N/A              N/A

JNL/Eagle SmallCap Equity Division(53)

  Accumulation unit value:
    Beginning of period                       $18.59           $15.97           $11.64           $15.11
    End of period                             $18.68           $18.59           $15.97           $11.64
  Accumulation units outstanding
  at the end of period                         3,531            3,531              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.26           $10.80             N/A
    End of period                             $12.61           $12.09           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        132,849          119,581           2,041             N/A

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.34            $9.51           $10.80
    End of period                             $13.04           $12.38           $11.34            $9.51
  Accumulation units outstanding
  at the end of period                        75,781           66,207            2,658              -

JNL/S&P Managed Aggressive Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.75             N/A              N/A
    End of period                             $12.93           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,381            4,394             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(664)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98             N/A              N/A
    End of period                               N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(617)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19             N/A              N/A
    End of period                               N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.61             N/A              N/A
    End of period                             $10.56           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,826           18,687             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(81)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.13            $8.44           $10.49
    End of period                             $13.86           $12.63           $11.13            $8.44
  Accumulation units outstanding
  at the end of period                        14,007           13,861            2,018              -

JNL/Alliance Capital Growth Division(594)

  Accumulation unit value:
    Beginning of period                        $9.52            $9.35             N/A              N/A
    End of period                              $8.64            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               70               N/A              N/A

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                       $10.03            $8.60             N/A              N/A
    End of period                             $11.66           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,972           11,127             N/A              N/A

JNL/PIMCO Total Return Bond Division(81)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.08           $12.74           $11.96
    End of period                             $13.42           $13.39           $13.08           $12.74
  Accumulation units outstanding
  at the end of period                         3,763            3,107              -                -

JNL/MCM Small Cap Index Division(81)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.25            $7.87           $10.27
    End of period                             $13.22           $12.94           $11.25            $7.87
  Accumulation units outstanding
  at the end of period                        14,881           14,725            1,134              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(81)

  Accumulation unit value:
    Beginning of period                       $13.35           $11.40            $8.47           $10.28
    End of period                             $14.83           $13.35           $11.40            $8.47
  Accumulation units outstanding
  at the end of period                         9,952           10,476             877               -

JNL/Lazard Small Cap Value Division(87)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.41            $9.12           $11.73
    End of period                             $14.39           $14.03           $12.41            $9.12
  Accumulation units outstanding
  at the end of period                         3,550            5,359            1,107              -

JNL/Lazard Mid Cap Value Division(81)

  Accumulation unit value:
    Beginning of period                       $16.53           $13.52           $10.71           $13.06
    End of period                             $17.62           $16.53           $13.52           $10.71
  Accumulation units outstanding
  at the end of period                         5,283            5,912             706               -

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.74           $10.65            $9.80
    End of period                             $10.89           $10.91           $10.74           $10.65
  Accumulation units outstanding
  at the end of period                        18,205           17,302              -                -

JNL/S&P Core Index 100 Division(80)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16            $8.49           $10.03
    End of period                               N/A            $10.31           $10.16            $8.49
  Accumulation units outstanding
  at the end of period                          N/A               -              1,265              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.54           $12.21             N/A              N/A
    End of period                             $12.50           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,917            3,876             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(321)

  Accumulation unit value:
    Beginning of period                        $9.31            $9.23            $7.23             N/A
    End of period                              $8.61            $9.31            $9.23             N/A
  Accumulation units outstanding
  at the end of period                        36,178           34,622             711              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.37            $8.94           $11.27
    End of period                             $13.36           $12.84           $11.37            $8.94
  Accumulation units outstanding
  at the end of period                         7,513           16,170            2,022              -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                        $9.90            $9.24            $8.29            $9.09
    End of period                             $10.69            $9.90            $9.24            $8.29
  Accumulation units outstanding
  at the end of period                         8,923            7,680              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(82)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.59            $6.96            $9.13
    End of period                             $12.35           $11.08            $9.59            $6.96
  Accumulation units outstanding
  at the end of period                         3,158            5,045            1,379              -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period                       $16.22           $14.42           $13.60             N/A
    End of period                             $17.19           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                         1,477            1,545            1,050             N/A

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.67             N/A              N/A
    End of period                             $12.33           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,398           30,481             N/A              N/A

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period                       $11.61            $9.72            $8.30             N/A
    End of period                             $11.04           $11.61            $9.72             N/A
  Accumulation units outstanding
  at the end of period                        32,080           30,682            1,053             N/A

JNL/MCM Consumer Brands Sector
Division(583)

  Accumulation unit value:
    Beginning of period                       $10.55            $9.32             N/A              N/A
    End of period                             $10.09           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,215            1,271             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(467)

  Accumulation unit value:
    Beginning of period                       $17.86           $16.18           $16.41             N/A
    End of period                             $19.06           $17.86           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        14,082           14,314             238              N/A

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.34             N/A              N/A
    End of period                              $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,038            1,070             N/A              N/A

JNL/MCM Healthcare Sector Division(583)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.30             N/A              N/A
    End of period                             $11.02           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,395             954              N/A              N/A

JNL/MCM Financial Sector Division(583)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.31             N/A              N/A
    End of period                             $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          391              677              N/A              N/A

JNL/MCM Oil & Gas Sector Division(576)

  Accumulation unit value:
    Beginning of period                       $16.86           $13.59             N/A              N/A
    End of period                             $22.60           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,072            5,904             N/A              N/A

JNL/MCM Communications Sector
Division(674)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.15             N/A              N/A
    End of period                              $4.37            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          589              299              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(435)

  Accumulation unit value:
    Beginning of period                        $9.66            $8.37            $7.76             N/A
    End of period                             $12.99            $9.66            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        32,135           32,804              -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(594)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.29             N/A              N/A
    End of period                             $12.43           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(81)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.17            $7.98           $10.53
    End of period                             $11.53           $10.97           $10.17            $7.98
  Accumulation units outstanding
  at the end of period                          467              474              931               -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(857)

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,861             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,448             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,141             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,387             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.03%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $14.75             N/A              N/A              N/A
    End of period                             $14.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          289              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $17.41             N/A              N/A              N/A
    End of period                             $17.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          241              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                       $12.96             N/A              N/A              N/A
    End of period                             $13.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,422             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $13.45             N/A              N/A              N/A
    End of period                             $13.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          317              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                       $12.76             N/A              N/A              N/A
    End of period                             $13.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,186             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                       $13.71             N/A              N/A              N/A
    End of period                             $14.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,099             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(820)

  Accumulation unit value:
    Beginning of period                       $12.06             N/A              N/A              N/A
    End of period                             $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          341              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(820)

  Accumulation unit value:
    Beginning of period                        $8.82             N/A              N/A              N/A
    End of period                              $8.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          249              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          178              N/A              N/A              N/A

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          193              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(820)

  Accumulation unit value:
    Beginning of period                       $16.02             N/A              N/A              N/A
    End of period                             $19.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                       $20.61             N/A              N/A              N/A
    End of period                             $22.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,690             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(820)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A
    End of period                             $12.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,101             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.80             N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          940              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(296)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.36            $5.76             N/A
    End of period                              $8.20            $8.03            $7.36             N/A
  Accumulation units outstanding
  at the end of period                        23,734           13,075           11,688             N/A

JNL/FMR Capital Growth Division(296)

  Accumulation unit value:
    Beginning of period                       $19.74           $17.08           $13.04             N/A
    End of period                             $20.54           $19.74           $17.08             N/A
  Accumulation units outstanding
  at the end of period                         2,794            2,575            2,392             N/A

JNL/Select Large Cap Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $24.54           $22.43           $17.46             N/A
    End of period                             $25.17           $24.54           $22.43             N/A
  Accumulation units outstanding
  at the end of period                         4,603            2,245            1,045             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.40             N/A              N/A              N/A
    End of period                             $21.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,305             N/A              N/A              N/A

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                       $21.64           $19.92           $16.20             N/A
    End of period                             $22.33           $21.64           $19.92             N/A
  Accumulation units outstanding
  at the end of period                         7,369            5,850            1,894             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                       $18.98           $17.13           $13.24             N/A
    End of period                             $20.22           $18.98           $17.13             N/A
  Accumulation units outstanding
  at the end of period                           -              5,319            6,165             N/A

JNL/Putnam Value Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $18.63           $17.33           $13.33             N/A
    End of period                             $19.15           $18.63           $17.33             N/A
  Accumulation units outstanding
  at the end of period                          737              908              823              N/A

JNL/Select Money Market Division(294)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.64           $11.79             N/A
    End of period                             $11.57           $11.50           $11.64             N/A
  Accumulation units outstanding
  at the end of period                        29,125            8,337            6,678             N/A

JNL/PPM America High Yield Bond
Division(294)

  Accumulation unit value:
    Beginning of period                         N/A            $14.66           $13.07             N/A
    End of period                               N/A            $15.09           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             12,087             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.39           $14.52             N/A
    End of period                             $14.69           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        10,078            4,909            3,974             N/A

JNL/Salomon Brothers Strategic
Bond Division(298)

  Accumulation unit value:
    Beginning of period                       $17.51           $16.71           $15.54             N/A
    End of period                             $17.60           $17.51           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        18,829            6,207            1,276             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $24.23           $22.51           $17.20             N/A
    End of period                             $25.19           $24.23           $22.51             N/A
  Accumulation units outstanding
  at the end of period                         8,830            4,352            1,340             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                       $31.46           $27.20           $20.80             N/A
    End of period                             $35.17           $31.46           $27.20             N/A
  Accumulation units outstanding
  at the end of period                         6,162            3,936            3,882             N/A

JNL/JPMorgan International Equity
Division(342)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.11            $9.45             N/A
    End of period                             $13.74           $12.67           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         5,033            1,527            1,527             N/A

JNL/Alger Growth Division(348)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.98           $14.08             N/A
    End of period                             $18.10           $16.44           $15.98             N/A
  Accumulation units outstanding
  at the end of period                         4,301            2,404            2,359             N/A

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $16.29           $15.64           $12.33             N/A
    End of period                             $16.50           $16.29           $15.64             N/A
  Accumulation units outstanding
  at the end of period                         3,542             962              801              N/A

JNL/Eagle SmallCap Equity Division(406)

  Accumulation unit value:
    Beginning of period                       $18.55           $15.94           $15.56             N/A
    End of period                             $18.63           $18.55           $15.94             N/A
  Accumulation units outstanding
  at the end of period                         2,820            1,089              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.24            $9.66             N/A
    End of period                             $12.58           $12.07           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        80,072           33,374           24,982             N/A

JNL/S&P Managed Growth Division(326)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.33           $10.00             N/A
    End of period                             $13.01           $12.36           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        45,587           38,108           21,395             N/A

JNL/S&P Managed Aggressive Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.00            $9.48             N/A
    End of period                             $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        12,824           26,916           11,998             N/A

JNL/S&P Very Aggressive Growth
Division I(399)

  Accumulation unit value:
    Beginning of period                         N/A            $10.61            $9.56             N/A
    End of period                               N/A            $10.81           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               895              N/A

JNL/S&P Equity Growth Division I(326)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $8.30             N/A
    End of period                               N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             20,426             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.56            $7.71             N/A
    End of period                             $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        62,665           57,881           48,300             N/A

JNL/MCM S&P 400 MidCap Index Division(294)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.12            $8.03             N/A
    End of period                             $13.85           $12.62           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        54,890           36,650           30,979             N/A

JNL/Alliance Capital Growth Division(294)

  Accumulation unit value:
    Beginning of period                        $9.50            $9.12            $7.49             N/A
    End of period                              $8.62            $9.50            $9.12             N/A
  Accumulation units outstanding
  at the end of period                           -              2,519            5,771             N/A

JNL/JPMorgan International Value
Division(566)

  Accumulation unit value:
    Beginning of period                       $10.01            $8.89             N/A              N/A
    End of period                             $11.63           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,940            3,389             N/A              N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $13.37           $13.06           $12.87             N/A
    End of period                             $13.40           $13.37           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        29,395           18,650           18,371             N/A

JNL/MCM Small Cap Index Division(294)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.24            $7.52             N/A
    End of period                             $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        42,539           31,465           28,642             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(294)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.40            $7.92             N/A
    End of period                             $14.81           $13.34           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        53,056           33,798           32,049             N/A

JNL/Lazard Small Cap Value Division(316)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.39            $9.11             N/A
    End of period                             $14.36           $14.00           $12.39             N/A
  Accumulation units outstanding
  at the end of period                        10,237            7,187            5,155             N/A

JNL/Lazard Mid Cap Value Division(298)

  Accumulation unit value:
    Beginning of period                       $16.50           $13.50           $10.27             N/A
    End of period                             $17.59           $16.50           $13.50             N/A
  Accumulation units outstanding
  at the end of period                        12,818           10,405            9,152             N/A

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.74           $10.67             N/A
    End of period                             $10.88           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        33,544           16,926           17,605             N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16            $8.51             N/A
    End of period                               N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,716             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.19             N/A              N/A
    End of period                             $12.47           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,237           15,268             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(294)

  Accumulation unit value:
    Beginning of period                        $9.30            $9.22            $6.75             N/A
    End of period                              $8.59            $9.30            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        123,421          98,111           80,710             N/A

JNL/Putnam Midcap Growth Division(445)

  Accumulation unit value:
    Beginning of period                        $7.35            $6.33            $6.26             N/A
    End of period                              $8.08            $7.35            $6.33             N/A
  Accumulation units outstanding
  at the end of period                         5,972            6,256            3,020             N/A

JNL/T. Rowe Price Value Division(294)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.36            $8.40             N/A
    End of period                             $13.34           $12.83           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        25,217           15,448            9,604             N/A

JNL/FMR Balanced Division(298)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.23            $8.17             N/A
    End of period                             $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                        14,243           12,036            7,977             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.58            $6.51             N/A
    End of period                             $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        17,773           10,185            2,684             N/A

JNL/Oppenheimer Growth Division(294)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.85            $6.80             N/A
    End of period                              $8.57            $8.01            $7.85             N/A
  Accumulation units outstanding
  at the end of period                         5,842           10,732            9,432             N/A

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                       $16.21           $14.41           $13.07             N/A
    End of period                             $17.18           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        11,210            4,908            1,921             N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.09            $6.32             N/A
    End of period                             $12.31           $11.40            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        116,774          65,763           49,662             N/A

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.71            $6.98             N/A
    End of period                             $11.03           $11.59            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        122,802          81,191           57,024             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $10.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(303)

  Accumulation unit value:
    Beginning of period                       $17.83           $16.17           $11.32             N/A
    End of period                             $19.03           $17.83           $16.17             N/A
  Accumulation units outstanding
  at the end of period                        59,977           38,388           30,280             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.22             N/A              N/A              N/A
    End of period                              $5.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,369             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.16             N/A              N/A
    End of period                             $11.00           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,293             74               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,183             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(567)

  Accumulation unit value:
    Beginning of period                       $16.84           $14.17             N/A              N/A
    End of period                             $22.56           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,253            4,980             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.12             N/A              N/A              N/A
    End of period                              $4.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,695             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(303)

  Accumulation unit value:
    Beginning of period                        $9.64            $8.37            $7.12             N/A
    End of period                             $12.97            $9.64            $8.37             N/A
  Accumulation units outstanding
  at the end of period                        115,130          72,877           55,789             N/A

JNL/AIM Premier Equity II Division(309)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30            $7.66             N/A
    End of period                               N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,388             N/A

JNL/AIM Small Cap Growth Division(299)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.16            $7.92             N/A
    End of period                             $12.42           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         3,505            5,328            5,114             N/A

JNL/AIM Large Cap Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.17            $8.01             N/A
    End of period                             $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        11,747           11,041            7,819             N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,683             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(862)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,703             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,475             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.47             N/A              N/A
    End of period                             $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,207            1,886             N/A              N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.59             N/A              N/A
    End of period                             $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,707            9,543             N/A              N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.87             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        266,515          20,012             N/A              N/A

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.49             N/A              N/A
    End of period                             $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,776            8,259             N/A              N/A

JNL/S&P Managed Moderate Division(679)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.96             N/A              N/A
    End of period                             $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,280           28,175             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(733)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.27             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,087             153              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.35            $5.81             N/A
    End of period                              $8.19            $8.02            $7.35             N/A
  Accumulation units outstanding
  at the end of period                        36,994           36,280            6,737             N/A

JNL/FMR Capital Growth Division(386)

  Accumulation unit value:
    Beginning of period                       $19.73           $17.07           $14.84             N/A
    End of period                             $20.53           $19.73           $17.07             N/A
  Accumulation units outstanding
  at the end of period                         5,178            3,823            1,005             N/A

JNL/Select Large Cap Growth Division(336)

  Accumulation unit value:
    Beginning of period                       $24.53           $22.42           $19.04             N/A
    End of period                             $25.15           $24.53           $22.42             N/A
  Accumulation units outstanding
  at the end of period                         7,530           43,449            7,903             N/A

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                       $21.80           $18.49             N/A              N/A
    End of period                             $21.77           $21.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,517             996              N/A              N/A

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                       $21.63           $19.91           $18.18             N/A
    End of period                             $22.32           $21.63           $19.91             N/A
  Accumulation units outstanding
  at the end of period                        48,049           45,812           11,375             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(293)

  Accumulation unit value:
    Beginning of period                       $18.97           $17.13           $13.77             N/A
    End of period                             $20.21           $18.97           $17.13             N/A
  Accumulation units outstanding
  at the end of period                         1,563            2,589            1,840             N/A

JNL/Putnam Value Equity Division(386)

  Accumulation unit value:
    Beginning of period                       $18.62           $17.32           $15.45             N/A
    End of period                             $19.14           $18.62           $17.32             N/A
  Accumulation units outstanding
  at the end of period                        10,400           11,612            5,205             N/A

JNL/Select Money Market Division(420)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.64           $11.69             N/A
    End of period                             $11.56           $11.49           $11.64             N/A
  Accumulation units outstanding
  at the end of period                        62,979           44,722            7,714             N/A

JNL/PPM America High Yield Bond
Division(408)

  Accumulation unit value:
    Beginning of period                         N/A            $14.66           $13.91             N/A
    End of period                               N/A            $15.08           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,253             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.39           $14.12             N/A
    End of period                             $14.68           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        44,751           37,681           13,262             N/A

JNL/Salomon Brothers Strategic
Bond Division(385)

  Accumulation unit value:
    Beginning of period                       $17.50           $16.71           $15.90             N/A
    End of period                             $17.59           $17.50           $16.71             N/A
  Accumulation units outstanding
  at the end of period                        49,671           40,551            8,828             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $24.22           $22.50           $18.10             N/A
    End of period                             $25.18           $24.22           $22.50             N/A
  Accumulation units outstanding
  at the end of period                        31,215           21,832            8,622             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $31.44           $27.19           $20.19             N/A
    End of period                             $35.15           $31.44           $27.19             N/A
  Accumulation units outstanding
  at the end of period                        34,099           41,129           12,471             N/A

JNL/JPMorgan International Equity
Division(336)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.11            $9.15             N/A
    End of period                             $13.73           $12.66           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        17,006           12,809            6,152             N/A

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.97           $15.01             N/A
    End of period                             $18.09           $16.44           $15.97             N/A
  Accumulation units outstanding
  at the end of period                        13,100            7,941            2,826             N/A

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                       $16.29           $15.63           $12.71             N/A
    End of period                             $16.50           $16.29           $15.63             N/A
  Accumulation units outstanding
  at the end of period                        25,657           26,221            9,050             N/A

JNL/Eagle SmallCap Equity Division(359)

  Accumulation unit value:
    Beginning of period                       $18.55           $15.93           $13.19             N/A
    End of period                             $18.63           $18.55           $15.93             N/A
  Accumulation units outstanding
  at the end of period                        17,819           17,793            7,192             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(365)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.25           $10.58             N/A
    End of period                             $12.60           $12.08           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        414,294          345,178          102,216            N/A

JNL/S&P Managed Growth Division(307)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.32            $9.36             N/A
    End of period                             $13.01           $12.36           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        719,624          712,536          152,494            N/A

JNL/S&P Managed Aggressive Growth
Division(405)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.00           $10.30             N/A
    End of period                             $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        347,603          391,537          54,331             N/A

JNL/S&P Very Aggressive Growth
Division I(318)

  Accumulation unit value:
    Beginning of period                         N/A            $10.61            $8.53             N/A
    End of period                               N/A            $10.81           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,078             N/A

JNL/S&P Equity Growth Division I(293)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $7.81             N/A
    End of period                               N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             45,537             N/A

JNL/S&P Equity Aggressive Growth
Division I(302)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $7.82             N/A
    End of period                               N/A            $10.31           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             27,925             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.56            $8.43             N/A
    End of period                             $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        256,804          207,347          32,670             N/A

JNL/MCM S&P 400 MidCap Index Division(356)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.12            $9.33             N/A
    End of period                             $13.84           $12.62           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        130,728          97,550           14,695             N/A

JNL/Alliance Capital Growth Division(394)

  Accumulation unit value:
    Beginning of period                        $9.50            $9.12            $8.52             N/A
    End of period                              $8.62            $9.50            $9.12             N/A
  Accumulation units outstanding
  at the end of period                           -             14,405            4,429             N/A

JNL/JPMorgan International Value
Division(420)

  Accumulation unit value:
    Beginning of period                       $10.01            $8.34            $7.14             N/A
    End of period                             $11.63           $10.01            $8.34             N/A
  Accumulation units outstanding
  at the end of period                        110,049          125,519           6,869             N/A

JNL/PIMCO Total Return Bond Division(302)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.06           $12.89             N/A
    End of period                             $13.39           $13.36           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        115,995          99,545           22,170             N/A

JNL/MCM Small Cap Index Division(293)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.24            $7.70             N/A
    End of period                             $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        128,223          95,771           19,723             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(369)

  Accumulation unit value:
    Beginning of period                       $13.37           $11.42            $9.36             N/A
    End of period                             $14.84           $13.37           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        125,351          88,817           22,997             N/A

JNL/Lazard Small Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.38            $8.82             N/A
    End of period                             $14.35           $14.00           $12.38             N/A
  Accumulation units outstanding
  at the end of period                        55,410           54,544            5,228             N/A

JNL/Lazard Mid Cap Value Division(302)

  Accumulation unit value:
    Beginning of period                       $16.49           $13.49           $10.46             N/A
    End of period                             $17.58           $16.49           $13.49             N/A
  Accumulation units outstanding
  at the end of period                        59,026           54,788            9,405             N/A

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.74           $10.93             N/A
    End of period                             $10.88           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        111,471          82,028           16,272             N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16            $8.51             N/A
    End of period                               N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             17,552             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.18             N/A              N/A
    End of period                             $12.47           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,788           75,211             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $9.63             N/A
    End of period                               N/A            $10.19           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             45,444             N/A

JNL/MCM DowSM 10 Division(293)

  Accumulation unit value:
    Beginning of period                        $9.29            $9.22            $7.02             N/A
    End of period                              $8.59            $9.29            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        561,474          416,193          86,351             N/A

JNL/Putnam Midcap Growth Division(385)

  Accumulation unit value:
    Beginning of period                        $7.35            $6.33            $5.50             N/A
    End of period                              $8.08            $7.35            $6.33             N/A
  Accumulation units outstanding
  at the end of period                        20,016           15,777            6,900             N/A

JNL/T. Rowe Price Value Division(414)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.36           $10.37             N/A
    End of period                             $13.34           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        104,348          151,803          20,592             N/A

JNL/FMR Balanced Division(307)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.23            $8.25             N/A
    End of period                             $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                        36,602           35,210            6,603             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(349)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.58            $7.86             N/A
    End of period                             $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        61,553           67,111           22,050             N/A

JNL/Oppenheimer Growth Division(336)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.85            $7.28             N/A
    End of period                              $8.57            $8.01            $7.85             N/A
  Accumulation units outstanding
  at the end of period                        17,662           17,496            8,419             N/A

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                       $16.21           $14.41           $12.41             N/A
    End of period                             $17.17           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        37,106           29,589            3,925             N/A

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.09            $7.87             N/A
    End of period                             $12.32           $11.41            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        531,134          363,072          83,825             N/A

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.70            $7.12             N/A
    End of period                             $11.02           $11.59            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        485,702          371,020          86,154             N/A

JNL/MCM Consumer Brands Sector
Division(513)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.92             N/A              N/A
    End of period                             $10.07           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,985            2,288             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(369)

  Accumulation unit value:
    Beginning of period                       $17.85           $16.18           $13.57             N/A
    End of period                             $19.05           $17.85           $16.18             N/A
  Accumulation units outstanding
  at the end of period                        286,042          211,391          49,151             N/A

JNL/MCM Technology Sector Division(513)

  Accumulation unit value:
    Beginning of period                        $5.54            $5.79             N/A              N/A
    End of period                              $5.56            $5.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,780           40,708             N/A              N/A

JNL/MCM Healthcare Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.69             N/A              N/A
    End of period                             $10.99           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,417           29,914             N/A              N/A

JNL/MCM Financial Sector Division(513)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.01             N/A              N/A
    End of period                             $12.20           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,281           11,500             N/A              N/A

JNL/MCM Oil & Gas Sector Division(513)

  Accumulation unit value:
    Beginning of period                       $16.83           $13.32             N/A              N/A
    End of period                             $22.56           $16.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,817           15,094             N/A              N/A

JNL/MCM Communications Sector
Division(513)

  Accumulation unit value:
    Beginning of period                        $4.41            $4.14             N/A              N/A
    End of period                              $4.36            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,247            6,922             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(293)

  Accumulation unit value:
    Beginning of period                        $9.64            $8.36            $7.02             N/A
    End of period                             $12.97            $9.64            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        496,136          414,523          104,748            N/A

JNL/AIM Premier Equity II Division(436)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30            $8.88             N/A
    End of period                               N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,863             N/A

JNL/AIM Small Cap Growth Division(386)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.16            $9.53             N/A
    End of period                             $12.41           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        21,426           20,383           14,712             N/A

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.17            $8.36             N/A
    End of period                             $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        51,027           48,918           11,809             N/A

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,783             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,188             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,109             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.12             N/A              N/A
    End of period                             $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,303             530              N/A              N/A

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.62             N/A              N/A
    End of period                             $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        160,443           9,824             N/A              N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.76             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        244,283          17,438             N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.77             N/A              N/A
    End of period                             $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        137,923           5,695             N/A              N/A

JNL/S&P Managed Moderate Division(676)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.00             N/A              N/A
    End of period                             $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,446           16,012             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.96             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,161            2,808             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.055%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $14.68             N/A              N/A              N/A
    End of period                             $14.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          410              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $17.39             N/A              N/A              N/A
    End of period                             $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          346              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          553              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          496              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(816)

  Accumulation unit value:
    Beginning of period                        $8.68             N/A              N/A              N/A
    End of period                              $8.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $12.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              N/A              N/A              N/A

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          673              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(816)

  Accumulation unit value:
    Beginning of period                       $16.10             N/A              N/A              N/A
    End of period                             $19.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          449              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A
    End of period                             $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          717              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.06%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(279)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.36            $5.52             N/A
    End of period                              $8.19            $8.02            $7.36             N/A
  Accumulation units outstanding
  at the end of period                        43,606           66,907           39,384             N/A

JNL/FMR Capital Growth Division(387)

  Accumulation unit value:
    Beginning of period                       $19.71           $17.06           $14.95             N/A
    End of period                             $20.50           $19.71           $17.06             N/A
  Accumulation units outstanding
  at the end of period                         5,461            2,288            2,117             N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                       $24.50           $22.40           $17.10             N/A
    End of period                             $25.13           $24.50           $22.40             N/A
  Accumulation units outstanding
  at the end of period                        12,865           14,886           16,812             N/A

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                       $21.78           $19.05             N/A              N/A
    End of period                             $21.74           $21.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,154            2,445             N/A              N/A

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                       $21.61           $19.89           $15.77             N/A
    End of period                             $22.29           $21.61           $19.89             N/A
  Accumulation units outstanding
  at the end of period                        198,248          203,410          75,488             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(350)

  Accumulation unit value:
    Beginning of period                       $18.95           $17.11           $15.56             N/A
    End of period                             $20.19           $18.95           $17.11             N/A
  Accumulation units outstanding
  at the end of period                         2,662            4,478            3,951             N/A

JNL/Putnam Value Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $18.61           $17.30           $13.18             N/A
    End of period                             $19.12           $18.61           $17.30             N/A
  Accumulation units outstanding
  at the end of period                        54,898           52,838           32,436             N/A

JNL/Select Money Market Division(274)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.63           $11.79             N/A
    End of period                             $11.55           $11.48           $11.63             N/A
  Accumulation units outstanding
  at the end of period                        594,960          140,976          101,889            N/A

JNL/PPM America High Yield Bond
Division(289)

  Accumulation unit value:
    Beginning of period                         N/A            $14.64           $12.99             N/A
    End of period                               N/A            $15.07           $14.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             75,494             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                       $14.62           $14.37           $14.68             N/A
    End of period                             $14.66           $14.62           $14.37             N/A
  Accumulation units outstanding
  at the end of period                        102,547          68,559           48,232             N/A

JNL/Salomon Brothers Strategic
Bond Division(289)

  Accumulation unit value:
    Beginning of period                       $17.48           $16.69           $15.41             N/A
    End of period                             $17.57           $17.48           $16.69             N/A
  Accumulation units outstanding
  at the end of period                        115,421          84,017           26,557             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                       $24.20           $22.48           $17.35             N/A
    End of period                             $25.15           $24.20           $22.48             N/A
  Accumulation units outstanding
  at the end of period                        120,219          100,210          26,084             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                       $31.41           $27.17           $18.82             N/A
    End of period                             $35.11           $31.41           $27.17             N/A
  Accumulation units outstanding
  at the end of period                        94,663           64,393           32,109             N/A

JNL/JPMorgan International Equity
Division(289)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.10            $8.14             N/A
    End of period                             $13.72           $12.65           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        54,355           50,017           19,015             N/A

JNL/Alger Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.96           $11.57             N/A
    End of period                             $18.07           $16.42           $15.96             N/A
  Accumulation units outstanding
  at the end of period                        32,152           35,957           33,877             N/A

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.62           $12.51             N/A
    End of period                             $16.48           $16.27           $15.62             N/A
  Accumulation units outstanding
  at the end of period                        68,142           63,923           43,919             N/A

JNL/Eagle SmallCap Equity Division(281)

  Accumulation unit value:
    Beginning of period                       $18.53           $15.92           $10.29             N/A
    End of period                             $18.61           $18.53           $15.92             N/A
  Accumulation units outstanding
  at the end of period                        56,014           66,339           30,757             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(275)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.23            $9.48             N/A
    End of period                             $12.57           $12.06           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        998,332          681,397          257,024            N/A

JNL/S&P Managed Growth Division(277)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.32            $9.16             N/A
    End of period                             $13.00           $12.35           $11.32             N/A
  Accumulation units outstanding
  at the end of period                       1,325,309        1,315,143         550,709            N/A

JNL/S&P Managed Aggressive Growth
Division(278)

  Accumulation unit value:
    Beginning of period                       $12.13           $10.99            $8.50             N/A
    End of period                             $12.89           $12.13           $10.99             N/A
  Accumulation units outstanding
  at the end of period                        962,023         1,004,055         142,161            N/A

JNL/S&P Very Aggressive Growth
Division I(393)

  Accumulation unit value:
    Beginning of period                         N/A            $10.60            $9.58             N/A
    End of period                               N/A            $10.80           $10.60             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             85,150             N/A

JNL/S&P Equity Growth Division I(289)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.53             N/A
    End of period                               N/A            $10.04            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             111,824            N/A

JNL/S&P Equity Aggressive Growth
Division I(268)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $7.33             N/A
    End of period                               N/A            $10.30           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             70,918             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.56            $7.25             N/A
    End of period                             $10.54           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        947,921          761,797          372,550            N/A

JNL/MCM S&P 400 MidCap Index Division(269)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.12            $7.81             N/A
    End of period                             $13.84           $12.61           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        502,534          427,257          194,555            N/A

JNL/Alliance Capital Growth Division(293)

  Accumulation unit value:
    Beginning of period                        $9.49            $9.12            $7.77             N/A
    End of period                              $8.61            $9.49            $9.12             N/A
  Accumulation units outstanding
  at the end of period                           -              9,146            3,794             N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                       $10.00            $8.33            $5.78             N/A
    End of period                             $11.62           $10.00            $8.33             N/A
  Accumulation units outstanding
  at the end of period                        209,981          155,420          30,027             N/A

JNL/PIMCO Total Return Bond Division(281)

  Accumulation unit value:
    Beginning of period                       $13.35           $13.05           $12.96             N/A
    End of period                             $13.38           $13.35           $13.05             N/A
  Accumulation units outstanding
  at the end of period                        476,340          297,656          150,453            N/A

JNL/MCM Small Cap Index Division(269)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.24            $7.35             N/A
    End of period                             $13.20           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        472,981          404,112          194,768            N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.39            $8.04             N/A
    End of period                             $14.80           $13.34           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        442,236          330,036          122,165            N/A

JNL/Lazard Small Cap Value Division(283)

  Accumulation unit value:
    Beginning of period                       $13.99           $12.38            $8.51             N/A
    End of period                             $14.34           $13.99           $12.38             N/A
  Accumulation units outstanding
  at the end of period                        150,375          132,313          43,596             N/A

JNL/Lazard Mid Cap Value Division(279)

  Accumulation unit value:
    Beginning of period                       $16.48           $13.49           $10.19             N/A
    End of period                             $17.57           $16.48           $13.49             N/A
  Accumulation units outstanding
  at the end of period                        142,334          113,701          56,467             N/A

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.74           $10.66             N/A
    End of period                             $10.87           $10.90           $10.74             N/A
  Accumulation units outstanding
  at the end of period                        405,337          317,614          131,891            N/A

JNL/S&P Core Index 100 Division(320)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15            $8.71             N/A
    End of period                               N/A            $10.29           $10.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             42,579             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.17             N/A              N/A
    End of period                             $12.46           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        357,326          680,730            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(392)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $8.83             N/A
    End of period                               N/A            $10.01            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,006             N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $8.86             N/A
    End of period                               N/A            $10.19           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             19,738             N/A

JNL/MCM DowSM 10 Division(268)

  Accumulation unit value:
    Beginning of period                        $9.29            $9.22            $6.65             N/A
    End of period                              $8.58            $9.29            $9.22             N/A
  Accumulation units outstanding
  at the end of period                       1,434,323        1,217,080         534,837            N/A

JNL/Putnam Midcap Growth Division(279)

  Accumulation unit value:
    Beginning of period                        $7.35            $6.32            $4.65             N/A
    End of period                              $8.07            $7.35            $6.32             N/A
  Accumulation units outstanding
  at the end of period                        41,390           45,666           27,830             N/A

JNL/T. Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.36            $8.06             N/A
    End of period                             $13.33           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        215,294          252,047          93,957             N/A

JNL/FMR Balanced Division(279)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.22            $8.10             N/A
    End of period                             $10.66            $9.89            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        133,924          109,669          155,620            N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(283)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.58            $6.32             N/A
    End of period                             $12.33           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        143,244          129,803          60,866             N/A

JNL/Oppenheimer Growth Division(289)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.84            $6.90             N/A
    End of period                              $8.56            $8.01            $7.84             N/A
  Accumulation units outstanding
  at the end of period                        40,312           34,780           13,223             N/A

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                       $16.20           $14.41           $10.80             N/A
    End of period                             $17.17           $16.20           $14.41             N/A
  Accumulation units outstanding
  at the end of period                        80,741           83,044           20,479             N/A

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.08            $6.33             N/A
    End of period                             $12.30           $11.40            $9.08             N/A
  Accumulation units outstanding
  at the end of period                       1,172,609         936,408          368,577            N/A

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                       $11.58            $9.70            $6.75             N/A
    End of period                             $11.01           $11.58            $9.70             N/A
  Accumulation units outstanding
  at the end of period                       1,078,363         981,180          397,436            N/A

JNL/MCM Consumer Brands Sector
Division(485)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.76            $9.75             N/A
    End of period                             $10.07           $10.53            $9.76             N/A
  Accumulation units outstanding
  at the end of period                        17,435           24,810             27               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(268)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.15           $10.20             N/A
    End of period                             $19.01           $17.82           $16.15             N/A
  Accumulation units outstanding
  at the end of period                        649,310          533,237          229,487            N/A

JNL/MCM Technology Sector Division(485)

  Accumulation unit value:
    Beginning of period                        $5.54            $5.59            $5.60             N/A
    End of period                              $5.56            $5.54            $5.59             N/A
  Accumulation units outstanding
  at the end of period                        161,138          164,408            139              N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.28           $10.09             N/A
    End of period                             $10.99           $10.42           $10.28             N/A
  Accumulation units outstanding
  at the end of period                        132,685          119,368            929              N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.55           $10.34             N/A
    End of period                             $12.19           $11.73           $10.55             N/A
  Accumulation units outstanding
  at the end of period                        41,412           58,020             757              N/A

JNL/MCM Oil & Gas Sector Division(485)

  Accumulation unit value:
    Beginning of period                       $16.82           $12.88           $12.95             N/A
    End of period                             $22.55           $16.82           $12.88             N/A
  Accumulation units outstanding
  at the end of period                        196,459          87,442             40               N/A

JNL/MCM Communications Sector
Division(485)

  Accumulation unit value:
    Beginning of period                        $4.40            $3.82            $3.80             N/A
    End of period                              $4.36            $4.40            $3.82             N/A
  Accumulation units outstanding
  at the end of period                        78,120           140,210            137              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(268)

  Accumulation unit value:
    Beginning of period                        $9.64            $8.36            $6.65             N/A
    End of period                             $12.96            $9.64            $8.36             N/A
  Accumulation units outstanding
  at the end of period                       1,245,593        1,063,204         534,919            N/A

JNL/AIM Premier Equity II Division(302)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37            $7.59             N/A
    End of period                               N/A             $9.14            $9.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,683             N/A

JNL/AIM Small Cap Growth Division(281)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.16            $7.61             N/A
    End of period                             $12.41           $11.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        91,390           76,706           42,639             N/A

JNL/AIM Large Cap Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.17            $7.59             N/A
    End of period                             $11.51           $10.95           $10.17             N/A
  Accumulation units outstanding
  at the end of period                        168,484          130,999          54,757             N/A

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,364             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,446             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(852)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,749             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.21             N/A              N/A
    End of period                             $10.49           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,121           13,570             N/A              N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.02             N/A              N/A
    End of period                             $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        620,859          82,118             N/A              N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.92             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,925,381         137,804            N/A              N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.95             N/A              N/A
    End of period                             $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        306,292          135,001            N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.87             N/A              N/A
    End of period                             $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        163,757          82,507             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.97             N/A              N/A
    End of period                             $10.48           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,101          37,823             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(351)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.35            $6.67             N/A
    End of period                              $8.19            $8.02            $7.35             N/A
  Accumulation units outstanding
  at the end of period                           -               504              536              N/A

JNL/FMR Capital Growth Division(713)

  Accumulation unit value:
    Beginning of period                       $19.69           $19.02             N/A              N/A
    End of period                             $20.48           $19.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          545              545              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $24.13             N/A              N/A              N/A
    End of period                             $25.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          853              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                       $21.59           $19.88           $15.63             N/A
    End of period                             $22.27           $21.59           $19.88             N/A
  Accumulation units outstanding
  at the end of period                          625              276              277              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(303)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.62           $11.76             N/A
    End of period                             $11.54           $11.47           $11.62             N/A
  Accumulation units outstanding
  at the end of period                         3,846              -                -               N/A

JNL/PPM America High Yield Bond
Division(285)

  Accumulation unit value:
    Beginning of period                         N/A            $14.63           $12.96             N/A
    End of period                               N/A            $15.05           $14.63             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               167              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.82             N/A              N/A              N/A
    End of period                             $14.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          910              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(724)

  Accumulation unit value:
    Beginning of period                       $17.46           $17.41             N/A              N/A
    End of period                             $17.55           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,409             837              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                       $24.17           $23.52             N/A              N/A
    End of period                             $25.12           $24.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,086            1,327             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                       $31.38           $27.14           $18.16             N/A
    End of period                             $35.08           $31.38           $27.14             N/A
  Accumulation units outstanding
  at the end of period                         2,468             798              119              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.33             N/A              N/A              N/A
    End of period                             $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,304             N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $17.93             N/A              N/A              N/A
    End of period                             $18.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          685              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.23            $9.65             N/A
    End of period                             $12.56           $12.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        50,784           28,148           14,311             N/A

JNL/S&P Managed Growth Division(296)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.31            $9.34             N/A
    End of period                             $12.99           $12.34           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        59,019           31,306           10,382             N/A

JNL/S&P Managed Aggressive Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $12.12           $10.99            $8.68             N/A
    End of period                             $12.88           $12.12           $10.99             N/A
  Accumulation units outstanding
  at the end of period                        14,852            8,216            4,901             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.13             N/A              N/A
    End of period                             $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,553           11,555             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.24             N/A              N/A
    End of period                             $13.83           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,222            9,540             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(285)

  Accumulation unit value:
    Beginning of period                       $13.34           $13.04           $12.96             N/A
    End of period                             $13.37           $13.34           $13.04             N/A
  Accumulation units outstanding
  at the end of period                         8,751            3,390             603              N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.76             N/A              N/A
    End of period                             $13.19           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,749            9,278             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(643)

  Accumulation unit value:
    Beginning of period                       $13.33           $11.28             N/A              N/A
    End of period                             $14.80           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,511            9,699             N/A              N/A

JNL/Lazard Small Cap Value Division(713)

  Accumulation unit value:
    Beginning of period                       $13.98           $13.66             N/A              N/A
    End of period                             $14.33           $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          780              756              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $17.42             N/A              N/A              N/A
    End of period                             $17.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          866              N/A              N/A              N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.81             N/A              N/A
    End of period                             $10.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,476           10,850             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.50           $12.17             N/A              N/A
    End of period                             $12.45           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,754            1,375             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(643)

  Accumulation unit value:
    Beginning of period                         N/A             $9.57             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(398)

  Accumulation unit value:
    Beginning of period                        $9.28            $9.21            $8.10             N/A
    End of period                              $8.58            $9.28            $9.21             N/A
  Accumulation units outstanding
  at the end of period                        21,589           10,286            1,197             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.91             N/A              N/A              N/A
    End of period                             $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,341             N/A              N/A              N/A

JNL/FMR Balanced Division(351)

  Accumulation unit value:
    Beginning of period                        $9.88            $9.22            $8.88             N/A
    End of period                             $10.66            $9.88            $9.22             N/A
  Accumulation units outstanding
  at the end of period                        24,090            1,136            1,207             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,265             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                        $8.01            $7.84            $6.40             N/A
    End of period                              $8.56            $8.01            $7.84             N/A
  Accumulation units outstanding
  at the end of period                         2,786             337              338              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $17.39             N/A              N/A              N/A
    End of period                             $17.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.08            $8.42             N/A
    End of period                             $12.29           $11.39            $9.08             N/A
  Accumulation units outstanding
  at the end of period                        20,521            8,350            1,162             N/A

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                       $11.58            $9.70            $8.25             N/A
    End of period                             $11.01           $11.58            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        24,146            8,223            1,178             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(398)

  Accumulation unit value:
    Beginning of period                       $17.81           $16.15           $14.13             N/A
    End of period                             $19.00           $17.81           $16.15             N/A
  Accumulation units outstanding
  at the end of period                        10,852            5,506             682              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.31             N/A              N/A              N/A
    End of period                              $5.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,073             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.80             N/A              N/A              N/A
    End of period                             $10.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,970             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A
    End of period                             $12.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,760             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $16.81           $17.35             N/A              N/A
    End of period                             $22.53           $16.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,841             599              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.29             N/A              N/A              N/A
    End of period                              $4.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,932             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(398)

  Accumulation unit value:
    Beginning of period                        $9.63            $8.36            $7.51             N/A
    End of period                             $12.95            $9.63            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        17,556            9,994            1,290             N/A

JNL/AIM Premier Equity II Division(285)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30            $6.98             N/A
    End of period                               N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               620              N/A

JNL/AIM Small Cap Growth Division(285)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.16            $7.40             N/A
    End of period                             $12.40           $11.68           $11.16             N/A
  Accumulation units outstanding
  at the end of period                          272              292              292              N/A

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.17             N/A              N/A
    End of period                             $11.50           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,832             552              N/A              N/A

JNL/AIM Real Estate Division(951)

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          473              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(951)

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          476              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,098             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.22             N/A              N/A
    End of period                             $15.52           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,860             649              N/A              N/A

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.54             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        129,622          20,729             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,765             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,145             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,459             N/A              N/A              N/A







Accumulation Unit Values
Contract with Endorsements - 2.08%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          400              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(830)

  Accumulation unit value:
    Beginning of period                       $12.18             N/A              N/A              N/A
    End of period                             $13.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(830)

  Accumulation unit value:
    Beginning of period                       $11.67             N/A              N/A              N/A
    End of period                             $13.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          328              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(830)

  Accumulation unit value:
    Beginning of period                       $12.73             N/A              N/A              N/A
    End of period                             $14.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          313              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          366              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.35            $5.81            $7.44
    End of period                              $8.17            $8.00            $7.35            $5.81
  Accumulation units outstanding
  at the end of period                        17,093            7,762            5,483            2,255

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $19.65           $17.00           $12.80           $16.43
    End of period                             $20.43           $19.65           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                         1,134             782             1,309             583

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.42           $22.33           $16.84           $21.37
    End of period                             $25.03           $24.42           $22.33           $16.84
  Accumulation units outstanding
  at the end of period                        10,718            6,921             696              287

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.54           $19.84           $16.66           $18.17
    End of period                             $22.21           $21.54           $19.84           $16.66
  Accumulation units outstanding
  at the end of period                        25,812           17,803            8,722            4,116






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(381)

  Accumulation unit value:
    Beginning of period                       $18.89           $17.06           $14.99             N/A
    End of period                             $20.11           $18.89           $17.06             N/A
  Accumulation units outstanding
  at the end of period                           -               230               -               N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.25           $14.14           $17.61
    End of period                             $19.05           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                         1,946            3,162            1,988             305

JNL/Select Money Market Division(219)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.59           $11.78           $11.81
    End of period                             $11.51           $11.44           $11.59           $11.78
  Accumulation units outstanding
  at the end of period                        13,023           12,915            3,218            2,523

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $14.60           $12.56           $12.64
    End of period                               N/A            $15.02           $14.60           $12.56
  Accumulation units outstanding
  at the end of period                          N/A               -             64,383           16,391

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.33           $14.46           $13.41
    End of period                             $14.61           $14.57           $14.33           $14.46
  Accumulation units outstanding
  at the end of period                         9,136            6,973            6,822            6,593

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.64           $14.97           $14.41
    End of period                             $17.51           $17.42           $16.64           $14.97
  Accumulation units outstanding
  at the end of period                         7,335            6,628            6,108            2,486






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $24.12           $22.41           $17.53           $21.78
    End of period                             $25.06           $24.12           $22.41           $17.53
  Accumulation units outstanding
  at the end of period                        15,595           14,950           13,641            4,819

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $31.31           $27.09           $19.96           $25.92
    End of period                             $34.98           $31.31           $27.09           $19.96
  Accumulation units outstanding
  at the end of period                        14,138           11,404            8,663            5,074

JNL/JPMorgan International Equity
Division(227)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.07            $8.79            $9.01
    End of period                             $13.67           $12.61           $11.07            $8.79
  Accumulation units outstanding
  at the end of period                        16,597           17,407            9,096            8,505

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $16.37           $15.92           $12.01           $16.73
    End of period                             $18.00           $16.37           $15.92           $12.01
  Accumulation units outstanding
  at the end of period                         3,334            5,284            8,478            2,468

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.23           $15.58           $12.78           $16.16
    End of period                             $16.43           $16.23           $15.58           $12.78
  Accumulation units outstanding
  at the end of period                         8,760            7,987            7,976            7,701

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.48           $15.88           $11.59           $15.94
    End of period                             $18.55           $18.48           $15.88           $11.59
  Accumulation units outstanding
  at the end of period                         4,903            6,535            4,993            3,042






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.21            $9.72           $10.77
    End of period                             $12.54           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        150,078          126,132          60,378           10,828

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.29            $9.47           $10.96
    End of period                             $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        100,998          107,639          70,104           10,063

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.97            $8.84           $10.88
    End of period                             $12.85           $12.10           $10.97            $8.84
  Accumulation units outstanding
  at the end of period                        50,452           53,387           16,363           12,660

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                         N/A            $10.58            $8.52             N/A
    End of period                               N/A            $10.78           $10.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             18,052             N/A

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $7.79           $10.03
    End of period                               N/A            $10.02            $9.88            $7.79
  Accumulation units outstanding
  at the end of period                          N/A               -               697             5,161

JNL/S&P Equity Aggressive Growth
Division I(117)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11            $7.94           $10.14
    End of period                               N/A            $10.28           $10.11            $7.94
  Accumulation units outstanding
  at the end of period                          N/A               -              1,951             642






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.55            $7.64            $9.66
    End of period                             $10.53           $10.30            $9.55            $7.64
  Accumulation units outstanding
  at the end of period                        45,226           18,667           17,495            3,387

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.11            $8.43           $10.81
    End of period                             $13.82           $12.60           $11.11            $8.43
  Accumulation units outstanding
  at the end of period                        34,675           12,357           11,011            1,496

JNL/Alliance Capital Growth Division(136)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.10            $7.47            $9.12
    End of period                              $8.59            $9.47            $9.10            $7.47
  Accumulation units outstanding
  at the end of period                           -              2,789            9,322            5,997

JNL/JPMorgan International Value
Division(227)

  Accumulation unit value:
    Beginning of period                        $9.98            $8.32            $6.09            $6.14
    End of period                             $11.59            $9.98            $8.32            $6.09
  Accumulation units outstanding
  at the end of period                        33,384           26,535           17,303            6,476

JNL/PIMCO Total Return Bond Division(117)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.02           $12.69           $12.08
    End of period                             $13.35           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                        86,639           72,830           47,633           22,994

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.23            $7.86           $10.53
    End of period                             $13.18           $12.91           $11.23            $7.86
  Accumulation units outstanding
  at the end of period                        39,863           17,316           10,906            1,538






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                       $13.32           $11.39            $8.04             N/A
    End of period                             $14.78           $13.32           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        31,222           16,514           11,540             N/A

JNL/Lazard Small Cap Value Division(128)

  Accumulation unit value:
    Beginning of period                       $13.96           $12.36            $9.09           $11.09
    End of period                             $14.31           $13.96           $12.36            $9.09
  Accumulation units outstanding
  at the end of period                        27,317           29,887           10,194            7,521

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $16.44           $13.46           $10.67           $13.08
    End of period                             $17.52           $16.44           $13.46           $10.67
  Accumulation units outstanding
  at the end of period                        26,698           19,585           10,125            7,564

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.73           $10.64           $10.40
    End of period                             $10.86           $10.89           $10.73           $10.64
  Accumulation units outstanding
  at the end of period                        29,718           13,757            8,620            2,296

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15            $8.49            $9.85
    End of period                               N/A            $10.29           $10.15            $8.49
  Accumulation units outstanding
  at the end of period                          N/A               -               278              978

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.15             N/A              N/A
    End of period                             $12.42           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,645           76,541             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(558)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06             N/A              N/A
    End of period                               N/A            $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(118)

  Accumulation unit value:
    Beginning of period                        $9.27            $9.20            $7.47            $9.22
    End of period                              $8.56            $9.27            $9.20            $7.47
  Accumulation units outstanding
  at the end of period                        76,537           52,829           35,044            2,848

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.34            $6.32            $4.83            $6.51
    End of period                              $8.05            $7.34            $6.32            $4.83
  Accumulation units outstanding
  at the end of period                         7,274            7,597            1,993              -

JNL/T. Rowe Price Value Division(117)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.34            $8.92           $11.26
    End of period                             $13.30           $12.80           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                        59,706           48,253           20,886           13,561

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                        $9.87            $9.21            $8.27            $9.05
    End of period                             $10.64            $9.87            $9.21            $8.27
  Accumulation units outstanding
  at the end of period                        29,504           11,167           12,166            5,827






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.57            $6.95            $9.13
    End of period                             $12.31           $11.05            $9.57            $6.95
  Accumulation units outstanding
  at the end of period                        24,246           22,287           19,629            4,327

JNL/Oppenheimer Growth Division(192)

  Accumulation unit value:
    Beginning of period                        $8.00            $9.57            $6.79            $7.12
    End of period                              $8.55            $8.00            $9.57            $6.79
  Accumulation units outstanding
  at the end of period                         5,333             943              947              920

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                       $16.19           $14.40           $10.91           $11.23
    End of period                             $17.15           $16.19           $14.40           $10.91
  Accumulation units outstanding
  at the end of period                         2,627            1,985            1,956            1,135

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                       $11.37            $9.07            $6.95            $7.17
    End of period                             $12.27           $11.37            $9.07            $6.95
  Accumulation units outstanding
  at the end of period                        62,208           31,454           18,285             854

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                       $11.56            $9.68            $7.45            $7.48
    End of period                             $10.99           $11.56            $9.68            $7.45
  Accumulation units outstanding
  at the end of period                        61,202           36,601           17,968             818

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A
    End of period                             $10.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          549              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(240)

  Accumulation unit value:
    Beginning of period                       $17.78           $16.13           $11.13           $11.10
    End of period                             $18.97           $17.78           $16.13           $11.13
  Accumulation units outstanding
  at the end of period                        34,651           18,251           10,382             551

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.46             N/A              N/A              N/A
    End of period                              $5.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,310             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.78             N/A              N/A
    End of period                             $10.96           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,020            2,101             N/A              N/A

JNL/MCM Financial Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.34             N/A              N/A
    End of period                             $12.16           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,605            1,998             N/A              N/A

JNL/MCM Oil & Gas Sector Division(530)

  Accumulation unit value:
    Beginning of period                       $16.79           $13.97             N/A              N/A
    End of period                             $22.50           $16.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,539            2,178             N/A              N/A

JNL/MCM Communications Sector
Division(530)

  Accumulation unit value:
    Beginning of period                        $4.39            $4.22             N/A              N/A
    End of period                              $4.35            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,568            5,372             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(240)

  Accumulation unit value:
    Beginning of period                        $9.62            $8.35            $7.17            $7.30
    End of period                             $12.93            $9.62            $8.35            $7.17
  Accumulation units outstanding
  at the end of period                        65,253           36,489           18,342             839

JNL/AIM Premier Equity II Division(227)

  Accumulation unit value:
    Beginning of period                         N/A             $9.29            $7.74            $8.02
    End of period                               N/A             $9.07            $9.29            $7.74
  Accumulation units outstanding
  at the end of period                          N/A               -              7,546            5,956

JNL/AIM Small Cap Growth Division(227)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.15            $8.23            $8.44
    End of period                             $12.39           $11.67           $11.15            $8.23
  Accumulation units outstanding
  at the end of period                        15,664           15,862           15,016            5,812

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.16            $7.98           $10.17
    End of period                             $11.49           $10.94           $10.16            $7.98
  Accumulation units outstanding
  at the end of period                         5,606            9,888            4,846            5,578

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,070             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,020             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,285             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A
    End of period                             $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,993             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.89             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,440            N/A              N/A              N/A

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.97             N/A              N/A
    End of period                             $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,303            3,006             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,399             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(685)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.97             N/A              N/A
    End of period                             $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               194              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.34            $5.81            $5.93
    End of period                              $8.17            $8.00            $7.34            $5.81
  Accumulation units outstanding
  at the end of period                        28,646           14,730             216               -

JNL/FMR Capital Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $19.64           $17.00           $12.80           $16.42
    End of period                             $20.42           $19.64           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                         8,476             320               -                -

JNL/Select Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $24.41           $22.32           $16.83           $22.04
    End of period                             $25.02           $24.41           $22.32           $16.83
  Accumulation units outstanding
  at the end of period                        10,786           15,626              -                -

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                       $21.70           $21.08             N/A              N/A
    End of period                             $21.65           $21.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,745             59               N/A              N/A

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                       $21.53           $19.83           $16.65           $17.97
    End of period                             $22.20           $21.53           $19.83           $16.65
  Accumulation units outstanding
  at the end of period                        31,677            2,647             673               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                       $18.88           $18.80             N/A              N/A
    End of period                             $20.10           $18.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,540             204              N/A              N/A

JNL/Putnam Value Equity Division(94)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.25           $14.14           $17.43
    End of period                             $19.04           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                         4,618             409               -                -

JNL/Select Money Market Division(293)

  Accumulation unit value:
    Beginning of period                       $11.46           $11.60           $11.74             N/A
    End of period                             $11.52           $11.46           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        74,568            4,081             36               N/A

JNL/PPM America High Yield Bond
Division(96)

  Accumulation unit value:
    Beginning of period                         N/A            $14.68           $12.58           $12.67
    End of period                               N/A            $15.10           $14.68           $12.58
  Accumulation units outstanding
  at the end of period                          N/A               -               856               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.32           $14.46           $13.18
    End of period                             $14.60           $14.57           $14.32           $14.46
  Accumulation units outstanding
  at the end of period                        40,114            8,581            3,568              -

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.64           $14.96           $14.41
    End of period                             $17.50           $17.42           $16.64           $14.96
  Accumulation units outstanding
  at the end of period                        47,123            7,704            1,219              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                       $24.11           $22.40           $17.53           $23.01
    End of period                             $25.04           $24.11           $22.40           $17.53
  Accumulation units outstanding
  at the end of period                        24,861            2,385             445               -

JNL/T. Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                       $31.29           $27.08           $19.95           $24.67
    End of period                             $34.96           $31.29           $27.08           $19.95
  Accumulation units outstanding
  at the end of period                        42,460           12,415            2,880              -

JNL/JPMorgan International Equity
Division(353)

  Accumulation unit value:
    Beginning of period                       $12.60           $11.06            $9.62             N/A
    End of period                             $13.66           $12.60           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        20,533              -                -               N/A

JNL/Alger Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $16.36           $15.91           $12.01           $16.23
    End of period                             $17.99           $16.36           $15.91           $12.01
  Accumulation units outstanding
  at the end of period                        11,989            1,318              -                -

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                       $16.22           $15.58           $12.77           $16.88
    End of period                             $16.42           $16.22           $15.58           $12.77
  Accumulation units outstanding
  at the end of period                        10,270            3,192             991               -

JNL/Eagle SmallCap Equity Division(78)

  Accumulation unit value:
    Beginning of period                       $18.47           $15.88           $11.58           $16.13
    End of period                             $18.54           $18.47           $15.88           $11.58
  Accumulation units outstanding
  at the end of period                        11,624            2,271              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(215)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.21            $9.72            $9.63
    End of period                             $12.53           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        418,430          182,488          14,345              -

JNL/S&P Managed Growth Division(151)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.29            $9.47            $9.73
    End of period                             $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        289,222          111,873          10,049              -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.97            $8.83           $11.08
    End of period                             $12.85           $12.10           $10.97            $8.83
  Accumulation units outstanding
  at the end of period                        94,369           29,947             936               -

JNL/S&P Very Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                         N/A            $10.58            $8.29             N/A
    End of period                               N/A            $10.77           $10.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(151)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $7.79            $8.28
    End of period                               N/A            $10.02            $9.88            $7.79
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(474)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $9.79             N/A
    End of period                               N/A            $10.27           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               51               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.55            $7.63            $9.49
    End of period                             $10.52           $10.30            $9.55            $7.63
  Accumulation units outstanding
  at the end of period                        362,182          67,249           12,394              -

JNL/MCM S&P 400 MidCap Index Division(57)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.10            $8.43            $9.78
    End of period                             $13.79           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        207,734          37,930            2,307              -

JNL/Alliance Capital Growth Division(353)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.09            $8.38             N/A
    End of period                              $8.59            $9.47            $9.09             N/A
  Accumulation units outstanding
  at the end of period                           -               406               -               N/A

JNL/JPMorgan International Value
Division(470)

  Accumulation unit value:
    Beginning of period                        $9.98            $8.31            $7.86             N/A
    End of period                             $11.58            $9.98            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        145,273          53,013             194              N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.02           $12.69           $12.06
    End of period                             $13.34           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                        128,872          25,395            2,459              -

JNL/MCM Small Cap Index Division(57)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.22            $7.86            $9.52
    End of period                             $13.17           $12.90           $11.22            $7.86
  Accumulation units outstanding
  at the end of period                        195,113          29,121             683               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                       $13.33           $11.39            $8.09             N/A
    End of period                             $14.79           $13.33           $11.39             N/A
  Accumulation units outstanding
  at the end of period                        244,656          37,799            2,042             N/A

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.94           $12.34            $9.08           $11.90
    End of period                             $14.29           $13.94           $12.34            $9.08
  Accumulation units outstanding
  at the end of period                        67,779           15,117             63                -

JNL/Lazard Mid Cap Value Division(96)

  Accumulation unit value:
    Beginning of period                       $16.44           $13.46           $10.66           $13.19
    End of period                             $17.51           $16.44           $13.46           $10.66
  Accumulation units outstanding
  at the end of period                        43,073            8,701             76                -

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.73           $10.58             N/A
    End of period                             $10.86           $10.89           $10.73             N/A
  Accumulation units outstanding
  at the end of period                        206,668          41,775            6,487             N/A

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15            $8.49            $9.79
    End of period                               N/A            $10.28           $10.15            $8.49
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.14             N/A              N/A
    End of period                             $12.42           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,463           16,438             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                         N/A             $9.85            $9.39             N/A
    End of period                               N/A            $10.00            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(187)

  Accumulation unit value:
    Beginning of period                        $9.27            $9.20            $7.47            $7.17
    End of period                              $8.56            $9.27            $9.20            $7.47
  Accumulation units outstanding
  at the end of period                        649,652          114,712           1,364              -

JNL/Putnam Midcap Growth Division(96)

  Accumulation unit value:
    Beginning of period                        $7.35            $6.33            $4.83            $6.70
    End of period                              $8.07            $7.35            $6.33            $4.83
  Accumulation units outstanding
  at the end of period                        18,888            2,011             837               -

JNL/T. Rowe Price Value Division(114)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.34            $8.92           $11.08
    End of period                             $13.30           $12.79           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                        71,542           40,464            1,026              -

JNL/FMR Balanced Division(114)

  Accumulation unit value:
    Beginning of period                        $9.87            $9.21            $8.27            $8.95
    End of period                             $10.64            $9.87            $9.21            $8.27
  Accumulation units outstanding
  at the end of period                        24,673            5,567             984               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(114)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.57            $6.95            $8.97
    End of period                             $12.30           $11.05            $9.57            $6.95
  Accumulation units outstanding
  at the end of period                        44,726            7,586             109               -

JNL/Oppenheimer Growth Division(552)

  Accumulation unit value:
    Beginning of period                        $7.99            $8.04             N/A              N/A
    End of period                              $8.55            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,075            2,761             N/A              N/A

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $16.19           $14.78             N/A              N/A
    End of period                             $17.14           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,740            2,527             N/A              N/A

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                       $11.37            $9.06            $8.45             N/A
    End of period                             $12.27           $11.37            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        516,008          107,439            172              N/A

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                       $11.56            $9.68            $7.44            $7.92
    End of period                             $10.99           $11.56            $9.68            $7.44
  Accumulation units outstanding
  at the end of period                        498,549          92,927             166               -

JNL/MCM Consumer Brands Sector
Division(697)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.78             N/A              N/A
    End of period                             $10.04           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,764            3,343             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(187)

  Accumulation unit value:
    Beginning of period                       $17.78           $16.12           $11.12           $10.95
    End of period                             $18.96           $17.78           $16.12           $11.12
  Accumulation units outstanding
  at the end of period                        296,981          52,158             95                -

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.35             N/A              N/A
    End of period                              $5.54            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,156           16,480             N/A              N/A

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.48             N/A              N/A
    End of period                             $10.96           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        55,788            9,114             N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.38             N/A              N/A
    End of period                             $12.16           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,808            2,817             N/A              N/A

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                       $16.79           $15.14             N/A              N/A
    End of period                             $22.49           $16.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,510           5,959             N/A              N/A

JNL/MCM Communications Sector
Division(603)

  Accumulation unit value:
    Beginning of period                        $4.39            $3.92             N/A              N/A
    End of period                              $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,624           12,514             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(187)

  Accumulation unit value:
    Beginning of period                        $9.62            $8.35            $7.17            $8.49
    End of period                             $12.92            $9.62            $8.35            $7.17
  Accumulation units outstanding
  at the end of period                        551,927          113,139            189               -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(470)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.15           $10.87             N/A
    End of period                             $12.39           $11.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        12,457            1,526             119              N/A

JNL/AIM Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.16            $7.98           $10.57
    End of period                             $11.49           $10.94           $10.16            $7.98
  Accumulation units outstanding
  at the end of period                        30,114            3,664             80                -

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,861             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,257             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,626             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.46             N/A              N/A
    End of period                             $10.48           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,746            2,014             N/A              N/A

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.70             N/A              N/A
    End of period                             $15.51           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        356,491          10,467             N/A              N/A

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.77             N/A              N/A
    End of period                             $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,383,802         102,259            N/A              N/A

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.80             N/A              N/A
    End of period                             $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        347,383          11,222             N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.87             N/A              N/A
    End of period                             $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        333,184          93,266             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,870            6,019             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(451)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.34            $6.88             N/A
    End of period                              $8.16            $8.00            $7.34             N/A
  Accumulation units outstanding
  at the end of period                        73,675           46,467             937              N/A

JNL/FMR Capital Growth Division(446)

  Accumulation unit value:
    Beginning of period                       $19.62           $16.98           $16.59             N/A
    End of period                             $20.39           $19.62           $16.98             N/A
  Accumulation units outstanding
  at the end of period                         4,579            2,243             436              N/A

JNL/Select Large Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                       $24.39           $22.31           $20.30             N/A
    End of period                             $25.00           $24.39           $22.31             N/A
  Accumulation units outstanding
  at the end of period                         8,143            3,889             423              N/A

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                       $21.68           $18.69             N/A              N/A
    End of period                             $21.63           $21.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,559             116              N/A              N/A

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                       $21.51           $19.81           $18.39             N/A
    End of period                             $22.17           $21.51           $19.81             N/A
  Accumulation units outstanding
  at the end of period                        49,568           21,235            2,653             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(419)

  Accumulation unit value:
    Beginning of period                       $18.86           $17.04           $15.33             N/A
    End of period                             $20.08           $18.86           $17.04             N/A
  Accumulation units outstanding
  at the end of period                        10,668            7,349             301              N/A

JNL/Putnam Value Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $18.52           $17.23           $15.90             N/A
    End of period                             $19.02           $18.52           $17.23             N/A
  Accumulation units outstanding
  at the end of period                         1,701            1,710             163              N/A

JNL/Select Money Market Division(526)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.55             N/A              N/A
    End of period                             $11.49           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        141,133          12,092             N/A              N/A

JNL/PPM America High Yield Bond
Division(402)

  Accumulation unit value:
    Beginning of period                         N/A            $14.58           $13.75             N/A
    End of period                               N/A            $15.00           $14.58             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,129             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                       $14.55           $14.31           $13.96             N/A
    End of period                             $14.59           $14.55           $14.31             N/A
  Accumulation units outstanding
  at the end of period                        25,752            5,823             196              N/A

JNL/Salomon Brothers Strategic
Bond Division(402)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.62           $15.88             N/A
    End of period                             $17.48           $17.40           $16.62             N/A
  Accumulation units outstanding
  at the end of period                        96,434            9,712            2,287             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                       $24.08           $22.38           $20.12             N/A
    End of period                             $25.02           $24.08           $22.38             N/A
  Accumulation units outstanding
  at the end of period                        30,943           11,831            1,649             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $31.26           $27.05           $24.73             N/A
    End of period                             $34.93           $31.26           $27.05             N/A
  Accumulation units outstanding
  at the end of period                        23,007           11,816             945              N/A

JNL/JPMorgan International Equity
Division(417)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.05            $9.82             N/A
    End of period                             $13.65           $12.59           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         7,269            1,617             185              N/A

JNL/Alger Growth Division(397)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.90           $14.29             N/A
    End of period                             $17.98           $16.35           $15.90             N/A
  Accumulation units outstanding
  at the end of period                        14,981            7,364            1,907             N/A

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $16.21           $15.57           $14.50             N/A
    End of period                             $16.40           $16.21           $15.57             N/A
  Accumulation units outstanding
  at the end of period                        16,137            9,717             636              N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $18.45           $15.86           $15.05             N/A
    End of period                             $18.52           $18.45           $15.86             N/A
  Accumulation units outstanding
  at the end of period                        15,570            8,314            1,644             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(473)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.20           $10.94             N/A
    End of period                             $12.52           $12.02           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        193,127          79,534           14,170             N/A

JNL/S&P Managed Growth Division(438)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.28           $10.64             N/A
    End of period                             $12.95           $12.31           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        247,448          144,542          46,634             N/A

JNL/S&P Managed Aggressive Growth
Division(438)

  Accumulation unit value:
    Beginning of period                       $12.09           $10.96           $10.25             N/A
    End of period                             $12.84           $12.09           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        101,182          58,226            3,703             N/A

JNL/S&P Very Aggressive Growth
Division I(473)

  Accumulation unit value:
    Beginning of period                         N/A            $10.57           $10.20             N/A
    End of period                               N/A            $10.77           $10.57             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               888              N/A

JNL/S&P Equity Growth Division I(397)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $8.87             N/A
    End of period                               N/A            $10.01            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,659             N/A

JNL/S&P Equity Aggressive Growth
Division I(540)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16             N/A              N/A
    End of period                               N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.55            $8.56             N/A
    End of period                             $10.52           $10.29            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        478,937          346,302          18,825             N/A

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.11           $10.71             N/A
    End of period                             $13.81           $12.59           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        229,387          119,605          14,782             N/A

JNL/Alliance Capital Growth Division(397)

  Accumulation unit value:
    Beginning of period                        $9.46            $9.09            $8.45             N/A
    End of period                              $8.58            $9.46            $9.09             N/A
  Accumulation units outstanding
  at the end of period                           -              4,009            2,460             N/A

JNL/JPMorgan International Value
Division(397)

  Accumulation unit value:
    Beginning of period                        $9.97            $8.31            $6.95             N/A
    End of period                             $11.57            $9.97            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        47,468           18,691            3,318             N/A

JNL/PIMCO Total Return Bond Division(402)

  Accumulation unit value:
    Beginning of period                       $13.31           $13.01           $12.64             N/A
    End of period                             $13.33           $13.31           $13.01             N/A
  Accumulation units outstanding
  at the end of period                        297,655          36,814            3,516             N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.23           $10.89             N/A
    End of period                             $13.18           $12.91           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        229,352          111,943          14,700             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.32           $11.38           $10.47             N/A
    End of period                             $14.77           $13.32           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        236,446          114,210          16,223             N/A

JNL/Lazard Small Cap Value Division(417)

  Accumulation unit value:
    Beginning of period                       $13.94           $12.34           $11.15             N/A
    End of period                             $14.29           $13.94           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        36,284           24,299            2,665             N/A

JNL/Lazard Mid Cap Value Division(402)

  Accumulation unit value:
    Beginning of period                       $16.43           $13.45           $12.59             N/A
    End of period                             $17.50           $16.43           $13.45             N/A
  Accumulation units outstanding
  at the end of period                        49,889           26,677            4,316             N/A

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.72           $10.68             N/A
    End of period                             $10.85           $10.88           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        329,667          138,741          12,285             N/A

JNL/S&P Core Index 100 Division(489)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24             N/A              N/A
    End of period                               N/A            $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.13             N/A              N/A
    End of period                             $12.41           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        175,816          102,019            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(608)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05             N/A              N/A
    End of period                               N/A             $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(546)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16             N/A              N/A
    End of period                               N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(446)

  Accumulation unit value:
    Beginning of period                        $9.26            $9.20            $8.32             N/A
    End of period                              $8.55            $9.26            $9.20             N/A
  Accumulation units outstanding
  at the end of period                        288,403          109,344           6,128             N/A

JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                        $7.33            $6.61             N/A              N/A
    End of period                              $8.05            $7.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,119             612              N/A              N/A

JNL/T. Rowe Price Value Division(402)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.34           $10.29             N/A
    End of period                             $13.29           $12.79           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        68,579           41,279            2,721             N/A

JNL/FMR Balanced Division(402)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.21            $8.70             N/A
    End of period                             $10.63            $9.86            $9.21             N/A
  Accumulation units outstanding
  at the end of period                        44,228           19,293            2,844             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(397)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.57            $8.05             N/A
    End of period                             $12.30           $11.05            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        38,891           24,818            2,369             N/A

JNL/Oppenheimer Growth Division(559)

  Accumulation unit value:
    Beginning of period                        $7.99            $7.96             N/A              N/A
    End of period                              $8.54            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,156             106              N/A              N/A

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                       $16.18           $14.40           $12.98             N/A
    End of period                             $17.14           $16.18           $14.40             N/A
  Accumulation units outstanding
  at the end of period                        15,879           13,125             200              N/A

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.06            $8.85             N/A
    End of period                             $12.26           $11.36            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        254,462          74,484            7,982             N/A

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                       $11.55            $9.68            $8.71             N/A
    End of period                             $10.98           $11.55            $9.68             N/A
  Accumulation units outstanding
  at the end of period                        213,436          79,152            6,253             N/A

JNL/MCM Consumer Brands Sector
Division(494)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.72             N/A              N/A
    End of period                             $10.03           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,361            3,522             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(433)

  Accumulation unit value:
    Beginning of period                       $17.77           $16.12           $15.24             N/A
    End of period                             $18.95           $17.77           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        111,662          44,975            4,083             N/A

JNL/MCM Technology Sector Division(494)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.90             N/A              N/A
    End of period                              $5.54            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,857           16,460             N/A              N/A

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.29             N/A              N/A
    End of period                             $10.95           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,052           16,962             N/A              N/A

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.53             N/A              N/A
    End of period                             $12.15           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,437            3,160             N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                       $16.78           $13.01             N/A              N/A
    End of period                             $22.47           $16.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,322            9,603             N/A              N/A

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                        $4.39            $3.98             N/A              N/A
    End of period                              $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,534            3,705             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(402)

  Accumulation unit value:
    Beginning of period                        $9.61            $8.34            $7.73             N/A
    End of period                             $12.92            $9.61            $8.34             N/A
  Accumulation units outstanding
  at the end of period                        243,157          86,842            6,070             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.15           $10.50             N/A
    End of period                             $12.38           $11.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        12,652            8,917             663              N/A

JNL/AIM Large Cap Growth Division(402)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.15            $9.54             N/A
    End of period                             $11.48           $10.94           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        36,927           27,259            3,254             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,327             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,742             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,489             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,559             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.01             N/A              N/A
    End of period                             $15.51           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        162,864           1,693             N/A              N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,187,037         133,912            N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.04             N/A              N/A
    End of period                             $11.89           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,980           10,479             N/A              N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.18             N/A              N/A
    End of period                             $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,955           1,640             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.17             N/A              N/A
    End of period                             $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,149             249              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                        $7.99            $7.34            $6.73             N/A
    End of period                              $8.16            $7.99            $7.34             N/A
  Accumulation units outstanding
  at the end of period                          761              761               -               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.24             N/A              N/A              N/A
    End of period                             $20.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $24.36           $22.29           $16.80           $20.73
    End of period                             $24.97           $24.36           $22.29           $16.80
  Accumulation units outstanding
  at the end of period                          304              316              321              321

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                       $21.48           $19.79           $16.63           $18.04
    End of period                             $22.15           $21.48           $19.79           $16.63
  Accumulation units outstanding
  at the end of period                         1,129            1,515            1,154             369






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $18.84           $16.75             N/A              N/A
    End of period                             $20.06           $18.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Putnam Value Equity Division(123)

  Accumulation unit value:
    Beginning of period                       $18.50           $17.21           $14.12           $16.13
    End of period                             $19.00           $18.50           $17.21           $14.12
  Accumulation units outstanding
  at the end of period                         2,458            1,767            1,774             871

JNL/Select Money Market Division(441)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.57           $11.60             N/A
    End of period                             $11.48           $11.41           $11.57             N/A
  Accumulation units outstanding
  at the end of period                         7,957            8,166              -               N/A

JNL/PPM America High Yield Bond
Division(137)

  Accumulation unit value:
    Beginning of period                         N/A            $14.57           $12.54           $12.49
    End of period                               N/A            $14.98           $14.57           $12.54
  Accumulation units outstanding
  at the end of period                          N/A               -              2,264            1,036

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                       $14.53           $14.33             N/A              N/A
    End of period                             $14.57           $14.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,087            4,998             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(491)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.74             N/A              N/A
    End of period                             $17.46           $17.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,835             727              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $24.06           $22.36           $17.50           $21.21
    End of period                             $24.99           $24.06           $22.36           $17.50
  Accumulation units outstanding
  at the end of period                         3,723            2,217             476              314

JNL/T. Rowe Price Mid-Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                       $31.23           $27.03           $19.92           $25.22
    End of period                             $34.89           $31.23           $27.03           $19.92
  Accumulation units outstanding
  at the end of period                         1,719             859              603              470

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $16.33           $15.88           $11.99           $16.04
    End of period                             $17.96           $16.33           $15.88           $11.99
  Accumulation units outstanding
  at the end of period                          691             2,622             415              415

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                       $16.19           $15.56           $12.76           $15.72
    End of period                             $16.39           $16.19           $15.56           $12.76
  Accumulation units outstanding
  at the end of period                         1,858            1,877            1,050            1,053

JNL/Eagle SmallCap Equity Division(137)

  Accumulation unit value:
    Beginning of period                       $18.44           $15.85           $11.57           $13.91
    End of period                             $18.51           $18.44           $15.85           $11.57
  Accumulation units outstanding
  at the end of period                          825             1,846            1,059             361






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.19           $10.75             N/A
    End of period                             $12.51           $12.01           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         9,541            4,169            1,370             N/A

JNL/S&P Managed Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.28            $8.96             N/A
    End of period                             $12.94           $12.30           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        20,627           14,742           14,742             N/A

JNL/S&P Managed Aggressive Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.96           $10.94             N/A
    End of period                             $12.83           $12.08           $10.96             N/A
  Accumulation units outstanding
  at the end of period                           -              2,836            2,839             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(424)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $9.36             N/A
    End of period                               N/A            $10.26           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.55            $9.19             N/A
    End of period                             $10.52           $10.29            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        13,772            6,543            1,711             N/A

JNL/MCM S&P 400 MidCap Index Division(123)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.11            $8.43           $10.53
    End of period                             $13.81           $12.59           $11.11            $8.43
  Accumulation units outstanding
  at the end of period                         8,146            2,438            2,080             633

JNL/Alliance Capital Growth Division(424)

  Accumulation unit value:
    Beginning of period                        $9.45            $9.08            $8.75             N/A
    End of period                              $8.58            $9.45            $9.08             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                        $9.96            $8.30            $7.62             N/A
    End of period                             $11.57            $9.96            $8.30             N/A
  Accumulation units outstanding
  at the end of period                         5,251            1,925            1,933             N/A

JNL/PIMCO Total Return Bond Division(137)

  Accumulation unit value:
    Beginning of period                       $13.30           $13.00           $12.68           $12.19
    End of period                             $13.32           $13.30           $13.00           $12.68
  Accumulation units outstanding
  at the end of period                        13,805            8,476            7,354            1,349

JNL/MCM Small Cap Index Division(123)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.23            $7.86           $10.18
    End of period                             $13.17           $12.90           $11.23            $7.86
  Accumulation units outstanding
  at the end of period                         7,985            3,145            2,421             654






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(470)

  Accumulation unit value:
    Beginning of period                       $13.31           $11.38           $10.81             N/A
    End of period                             $14.77           $13.31           $11.38             N/A
  Accumulation units outstanding
  at the end of period                         8,175            2,295            1,770             N/A

JNL/Lazard Small Cap Value Division(123)

  Accumulation unit value:
    Beginning of period                       $13.93           $12.33            $9.07           $11.57
    End of period                             $14.27           $13.93           $12.33            $9.07
  Accumulation units outstanding
  at the end of period                         1,615            3,946            1,653            1,017

JNL/Lazard Mid Cap Value Division(137)

  Accumulation unit value:
    Beginning of period                       $16.42           $13.44           $10.65           $12.24
    End of period                             $17.49           $16.42           $13.44           $10.65
  Accumulation units outstanding
  at the end of period                         3,572            3,900            2,530             770

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.72           $10.68             N/A
    End of period                             $10.85           $10.88           $10.72             N/A
  Accumulation units outstanding
  at the end of period                         3,993            1,096             735              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.13             N/A              N/A
    End of period                             $12.40           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,933            5,084             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(123)

  Accumulation unit value:
    Beginning of period                        $9.26            $9.19            $7.47            $9.11
    End of period                              $8.55            $9.26            $9.19            $7.47
  Accumulation units outstanding
  at the end of period                         8,636            3,271            2,599            1,300

JNL/Putnam Midcap Growth Division(482)

  Accumulation unit value:
    Beginning of period                        $7.33            $6.31            $6.25             N/A
    End of period                              $8.04            $7.33            $6.31             N/A
  Accumulation units outstanding
  at the end of period                          420              552              573              N/A

JNL/T. Rowe Price Value Division(424)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.33           $10.26             N/A
    End of period                             $13.28           $12.78           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         7,549            7,006            3,822             N/A

JNL/FMR Balanced Division(434)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.20            $8.88             N/A
    End of period                             $10.62            $9.86            $9.20             N/A
  Accumulation units outstanding
  at the end of period                         7,704            6,407            3,315             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(137)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.56            $6.95            $8.30
    End of period                             $12.30           $11.04            $9.56            $6.95
  Accumulation units outstanding
  at the end of period                         5,506            4,091            1,126            1,131

JNL/Oppenheimer Growth Division(493)

  Accumulation unit value:
    Beginning of period                        $7.99            $8.02             N/A              N/A
    End of period                              $8.54            $7.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,483              -               N/A              N/A

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                       $16.18           $14.40           $14.17             N/A
    End of period                             $17.13           $16.18           $14.40             N/A
  Accumulation units outstanding
  at the end of period                          409              371              505              N/A

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.06            $8.91             N/A
    End of period                             $12.25           $11.36            $9.06             N/A
  Accumulation units outstanding
  at the end of period                         9,180            6,615             803              N/A

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                       $11.54            $9.63             N/A              N/A
    End of period                             $10.97           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,962           11,762             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.55             N/A              N/A              N/A
    End of period                             $18.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,053             N/A              N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.29             N/A              N/A
    End of period                              $5.53            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          377              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(621)

  Accumulation unit value:
    Beginning of period                       $16.77           $15.11             N/A              N/A
    End of period                             $22.46           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,154            3,280             N/A              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.39            $3.99             N/A              N/A
    End of period                              $4.34            $4.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(594)

  Accumulation unit value:
    Beginning of period                        $9.60            $8.40             N/A              N/A
    End of period                             $12.91            $9.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,683              -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.62             N/A              N/A
    End of period                             $12.38           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          468               -               N/A              N/A

JNL/AIM Large Cap Growth Division(424)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.15            $9.60             N/A
    End of period                             $11.48           $10.93           $10.15             N/A
  Accumulation units outstanding
  at the end of period                         2,615            1,346             939              N/A

JNL/AIM Real Estate Division(916)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          42               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(916)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          67               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.76             N/A              N/A              N/A
    End of period                             $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,228             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,807             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,328             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(321)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.33            $6.13             N/A
    End of period                              $8.14            $7.98            $7.33             N/A
  Accumulation units outstanding
  at the end of period                         5,295            7,849            8,625             N/A

JNL/FMR Capital Growth Division(320)

  Accumulation unit value:
    Beginning of period                       $19.55           $16.93           $13.55             N/A
    End of period                             $20.32           $19.55           $16.93             N/A
  Accumulation units outstanding
  at the end of period                         5,671            6,118            4,301             N/A

JNL/Select Large Cap Growth Division(221)

  Accumulation unit value:
    Beginning of period                       $24.31           $22.24           $16.77           $18.07
    End of period                             $24.90           $24.31           $22.24           $16.77
  Accumulation units outstanding
  at the end of period                         2,514            2,359            2,098             993

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.44             N/A              N/A              N/A
    End of period                             $21.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          20               N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.43           $19.75           $16.60           $18.11
    End of period                             $22.09           $21.43           $19.75           $16.60
  Accumulation units outstanding
  at the end of period                        27,574            7,894            6,753            4,362






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.79           $16.99           $13.64           $16.95
    End of period                             $20.01           $18.79           $16.99           $13.64
  Accumulation units outstanding
  at the end of period                           -                -              2,099            2,109

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.45           $17.18           $14.09           $17.55
    End of period                             $18.95           $18.45           $17.18           $14.09
  Accumulation units outstanding
  at the end of period                         6,472            8,231            7,214            6,034

JNL/Select Money Market Division(148)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.54           $11.74           $11.81
    End of period                             $11.45           $11.39           $11.54           $11.74
  Accumulation units outstanding
  at the end of period                         4,514            1,825            2,016            5,110

JNL/PPM America High Yield Bond
Division(148)

  Accumulation unit value:
    Beginning of period                         N/A            $14.54           $12.51           $12.03
    End of period                               N/A            $14.95           $14.54           $12.51
  Accumulation units outstanding
  at the end of period                          N/A               -             18,397            1,879

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.27           $14.41           $13.59
    End of period                             $14.53           $14.50           $14.27           $14.41
  Accumulation units outstanding
  at the end of period                        36,600           36,693           37,074           35,559

JNL/Salomon Brothers Strategic
Bond Division(148)

  Accumulation unit value:
    Beginning of period                       $17.34           $16.57           $14.91           $14.10
    End of period                             $17.42           $17.34           $16.57           $14.91
  Accumulation units outstanding
  at the end of period                         6,052            5,483            5,442             398






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.00           $22.32           $17.47           $21.90
    End of period                             $24.92           $24.00           $22.32           $17.47
  Accumulation units outstanding
  at the end of period                         5,509            5,410           10,081            6,064

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $31.16           $26.97           $19.88           $25.83
    End of period                             $34.80           $31.16           $26.97           $19.88
  Accumulation units outstanding
  at the end of period                         8,000            9,017            8,108            2,757

JNL/JPMorgan International Equity
Division(148)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.02            $8.76           $10.64
    End of period                             $13.60           $12.55           $11.02            $8.76
  Accumulation units outstanding
  at the end of period                         3,735            4,899            4,115             888

JNL/Alger Growth Division(278)

  Accumulation unit value:
    Beginning of period                       $16.30           $15.85           $11.66             N/A
    End of period                             $17.91           $16.30           $15.85             N/A
  Accumulation units outstanding
  at the end of period                         2,891            3,186            6,850             N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $16.16           $15.53           $12.21             N/A
    End of period                             $16.35           $16.16           $15.53             N/A
  Accumulation units outstanding
  at the end of period                         4,204            4,722            8,323             N/A

JNL/Eagle SmallCap Equity Division(229)

  Accumulation unit value:
    Beginning of period                       $18.40           $15.82           $11.55           $11.00
    End of period                             $18.46           $18.40           $15.82           $11.55
  Accumulation units outstanding
  at the end of period                         9,519           10,215            3,411             171






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.18            $9.70           $10.74
    End of period                             $12.49           $11.99           $11.18            $9.70
  Accumulation units outstanding
  at the end of period                        99,934           104,905          105,424          20,607

JNL/S&P Managed Growth Division(128)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.26            $9.45           $10.56
    End of period                             $12.91           $12.28           $11.26            $9.45
  Accumulation units outstanding
  at the end of period                        143,577          152,594          95,103           21,956

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                       $12.06           $10.94            $9.67             N/A
    End of period                             $12.80           $12.06           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        56,105           63,578           21,238             N/A

JNL/S&P Very Aggressive Growth
Division I(446)

  Accumulation unit value:
    Beginning of period                         N/A            $10.55           $10.08             N/A
    End of period                               N/A            $10.74           $10.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,187             N/A

JNL/S&P Equity Growth Division I(224)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $7.77            $7.78
    End of period                               N/A             $9.99            $9.86            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -             18,326            2,511

JNL/S&P Equity Aggressive Growth
Division I(338)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $8.65             N/A
    End of period                               N/A            $10.24           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,941             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.55            $7.63            $8.08
    End of period                             $10.51           $10.28            $9.55            $7.63
  Accumulation units outstanding
  at the end of period                        58,858           52,621           32,427             149

JNL/MCM S&P 400 MidCap Index Division(231)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.10            $8.43            $8.74
    End of period                             $13.79           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        28,707           24,362           15,577             138

JNL/Alliance Capital Growth Division(292)

  Accumulation unit value:
    Beginning of period                        $9.44            $9.07            $7.64             N/A
    End of period                              $8.56            $9.44            $9.07             N/A
  Accumulation units outstanding
  at the end of period                           -              7,782            9,357             N/A

JNL/JPMorgan International Value
Division(320)

  Accumulation unit value:
    Beginning of period                        $9.95            $8.29            $6.08             N/A
    End of period                             $11.54            $9.95            $8.29             N/A
  Accumulation units outstanding
  at the end of period                         4,169            4,168            3,908             N/A

JNL/PIMCO Total Return Bond Division(148)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $12.66           $12.09
    End of period                             $13.29           $13.27           $12.98           $12.66
  Accumulation units outstanding
  at the end of period                        38,923           36,437           58,215            2,736

JNL/MCM Small Cap Index Division(219)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.20            $7.86            $7.97
    End of period                             $13.16           $12.90           $11.20            $7.86
  Accumulation units outstanding
  at the end of period                        28,210           22,189           15,565            1,078






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(231)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.37            $8.46            $8.76
    End of period                             $14.75           $13.30           $11.37            $8.46
  Accumulation units outstanding
  at the end of period                        21,644           14,676           13,864             138

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.91           $12.32            $9.06           $11.87
    End of period                             $14.25           $13.91           $12.32            $9.06
  Accumulation units outstanding
  at the end of period                        20,892           22,096           22,062            4,720

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $16.39           $13.42           $10.64           $13.06
    End of period                             $17.45           $16.39           $13.42           $10.64
  Accumulation units outstanding
  at the end of period                        23,668           24,565           19,501            3,964

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.72           $10.63           $10.38
    End of period                             $10.84           $10.87           $10.72           $10.63
  Accumulation units outstanding
  at the end of period                        24,973            9,577            9,123           16,587

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $8.50             N/A
    End of period                               N/A            $10.27           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             26,348             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.11             N/A              N/A
    End of period                             $12.38           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,080           20,415             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(340)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84            $8.47             N/A
    End of period                               N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               524              N/A

JNL/S&P Core Index 75 Division(340)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $8.82             N/A
    End of period                               N/A            $10.16           $10.01             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               452              N/A

JNL/MCM DowSM 10 Division(174)

  Accumulation unit value:
    Beginning of period                        $9.24            $9.18            $7.46            $7.67
    End of period                              $8.54            $9.24            $9.18            $7.46
  Accumulation units outstanding
  at the end of period                        96,988           87,000           68,210            5,032

JNL/Putnam Midcap Growth Division(244)

  Accumulation unit value:
    Beginning of period                        $7.32            $6.30            $4.83            $4.84
    End of period                              $8.03            $7.32            $6.30            $4.83
  Accumulation units outstanding
  at the end of period                         3,805            5,247            6,307             125

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.32            $8.91           $11.30
    End of period                             $13.27           $12.77           $11.32            $8.91
  Accumulation units outstanding
  at the end of period                        31,187           33,306           27,271            7,590

JNL/FMR Balanced Division(195)

  Accumulation unit value:
    Beginning of period                        $9.85            $9.19            $8.26            $8.25
    End of period                             $10.61            $9.85            $9.19            $8.26
  Accumulation units outstanding
  at the end of period                        34,040           34,204           28,366              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(202)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.57            $6.96            $6.53
    End of period                             $12.30           $11.04            $9.57            $6.96
  Accumulation units outstanding
  at the end of period                         6,726           10,612           10,682             124

JNL/Oppenheimer Growth Division(229)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.83            $6.79            $7.28
    End of period                              $8.53            $7.98            $7.83            $6.79
  Accumulation units outstanding
  at the end of period                         4,366            7,652            7,856             266

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                       $16.17           $14.40           $11.22             N/A
    End of period                             $17.12           $16.17           $14.40             N/A
  Accumulation units outstanding
  at the end of period                         5,111            5,992            2,654             N/A

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.05            $6.94            $7.25
    End of period                             $12.23           $11.34            $9.05            $6.94
  Accumulation units outstanding
  at the end of period                        52,795           55,682           43,943             196

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                       $11.53            $9.66            $7.43            $7.38
    End of period                             $10.95           $11.53            $9.66            $7.43
  Accumulation units outstanding
  at the end of period                        48,597           57,477           48,828            3,477

JNL/MCM Consumer Brands Sector
Division(607)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.66             N/A              N/A
    End of period                             $10.01           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              296              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(148)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.09           $11.11           $12.42
    End of period                             $18.91           $17.73           $16.09           $11.11
  Accumulation units outstanding
  at the end of period                        32,380           36,131           29,027             772

JNL/MCM Technology Sector Division(607)

  Accumulation unit value:
    Beginning of period                        $5.51            $5.40             N/A              N/A
    End of period                              $5.53            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,559             529              N/A              N/A

JNL/MCM Healthcare Sector Division(570)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.62             N/A              N/A
    End of period                             $10.93           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,254             876              N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.36             N/A              N/A
    End of period                             $12.12           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          870              834              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $16.75           $14.54             N/A              N/A
    End of period                             $22.42           $16.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,643             547              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.25             N/A              N/A              N/A
    End of period                              $4.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          98               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(231)

  Accumulation unit value:
    Beginning of period                        $9.59            $8.33            $7.15            $7.38
    End of period                             $12.89            $9.59            $8.33            $7.15
  Accumulation units outstanding
  at the end of period                        61,925           74,167           55,418            1,689

JNL/AIM Premier Equity II Division(320)

  Accumulation unit value:
    Beginning of period                         N/A             $9.28            $7.87             N/A
    End of period                               N/A             $9.06            $9.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,442             N/A

JNL/AIM Small Cap Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.15            $8.23            $7.24
    End of period                             $12.38           $11.66           $11.15            $8.23
  Accumulation units outstanding
  at the end of period                         3,757            6,893            5,162            2,120

JNL/AIM Large Cap Growth Division(278)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.15            $7.85             N/A
    End of period                             $11.47           $10.92           $10.15             N/A
  Accumulation units outstanding
  at the end of period                        13,225           19,483           15,067             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          472              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          59               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,993             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(701)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.53             N/A              N/A
    End of period                             $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,188            4,499             N/A              N/A

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.41             N/A              N/A
    End of period                             $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,760           20,343             N/A              N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.58             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,877           10,083             N/A              N/A

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.89             N/A              N/A
    End of period                             $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,088           14,525             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,556             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.38             N/A              N/A
    End of period                              $8.14            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,733           68,491             N/A              N/A

JNL/FMR Capital Growth Division(381)

  Accumulation unit value:
    Beginning of period                       $19.54           $16.92           $14.97             N/A
    End of period                             $20.31           $19.54           $16.92             N/A
  Accumulation units outstanding
  at the end of period                         3,654             703               -               N/A

JNL/Select Large Cap Growth Division(429)

  Accumulation unit value:
    Beginning of period                       $24.29           $22.23           $20.96             N/A
    End of period                             $24.89           $24.29           $22.23             N/A
  Accumulation units outstanding
  at the end of period                        10,092            7,451              -               N/A

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                       $21.59           $19.45             N/A              N/A
    End of period                             $21.54           $21.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,616             50               N/A              N/A

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                       $21.42           $19.74           $16.59             N/A
    End of period                             $22.08           $21.42           $19.74             N/A
  Accumulation units outstanding
  at the end of period                        78,712           19,736              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(64)

  Accumulation unit value:
    Beginning of period                       $18.79           $16.98           $13.64             N/A
    End of period                             $20.00           $18.79           $16.98             N/A
  Accumulation units outstanding
  at the end of period                         3,590              -                -               N/A

JNL/Putnam Value Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $18.44           $17.17           $14.08             N/A
    End of period                             $18.94           $18.44           $17.17             N/A
  Accumulation units outstanding
  at the end of period                         3,515             404               -               N/A

JNL/Select Money Market Division(363)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.54           $11.64             N/A
    End of period                             $11.44           $11.38           $11.54             N/A
  Accumulation units outstanding
  at the end of period                        42,967           25,174              -               N/A

JNL/PPM America High Yield Bond
Division(304)

  Accumulation unit value:
    Beginning of period                         N/A            $14.53           $13.19             N/A
    End of period                               N/A            $14.94           $14.53             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,240             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.26           $14.62             N/A
    End of period                             $14.52           $14.50           $14.26             N/A
  Accumulation units outstanding
  at the end of period                        34,310            8,111            1,241             N/A

JNL/Salomon Brothers Strategic
Bond Division(364)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.56           $16.14             N/A
    End of period                             $17.41           $17.33           $16.56             N/A
  Accumulation units outstanding
  at the end of period                        70,967           26,270            1,079             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                       $23.99           $22.31           $17.46             N/A
    End of period                             $24.91           $23.99           $22.31             N/A
  Accumulation units outstanding
  at the end of period                        26,024            4,927             664              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(64)

  Accumulation unit value:
    Beginning of period                       $31.14           $26.96           $19.87             N/A
    End of period                             $34.78           $31.14           $26.96             N/A
  Accumulation units outstanding
  at the end of period                        20,040            7,624             410              N/A

JNL/JPMorgan International Equity
Division(283)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.01            $7.84             N/A
    End of period                             $13.59           $12.54           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        26,978           13,970            2,390             N/A

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $16.29           $15.84           $15.36             N/A
    End of period                             $17.90           $16.29           $15.84             N/A
  Accumulation units outstanding
  at the end of period                        17,011            9,971            1,692             N/A

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.52           $12.04             N/A
    End of period                             $16.34           $16.15           $15.52             N/A
  Accumulation units outstanding
  at the end of period                        24,669           14,149             954              N/A

JNL/Eagle SmallCap Equity Division(402)

  Accumulation unit value:
    Beginning of period                       $18.39           $15.82           $15.26             N/A
    End of period                             $18.46           $18.39           $15.82             N/A
  Accumulation units outstanding
  at the end of period                        17,733           17,148              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(71)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.18            $9.70             N/A
    End of period                             $12.48           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        632,643          211,086             -               N/A

JNL/S&P Managed Growth Division(315)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.26            $9.64             N/A
    End of period                             $12.91           $12.28           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        544,879          455,119          14,522             N/A

JNL/S&P Managed Aggressive Growth
Division(308)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.94            $8.77             N/A
    End of period                             $12.80           $12.05           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        190,370          244,861          21,753             N/A

JNL/S&P Very Aggressive Growth
Division I(304)

  Accumulation unit value:
    Beginning of period                         N/A            $10.55            $8.10             N/A
    End of period                               N/A            $10.74           $10.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A             $9.85            $8.01             N/A
    End of period                               N/A             $9.99            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $8.16             N/A
    End of period                               N/A            $10.24           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.54            $7.65             N/A
    End of period                             $10.50           $10.28            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        282,545          120,635           4,992             N/A

JNL/MCM S&P 400 MidCap Index Division(359)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.10            $9.35             N/A
    End of period                             $13.79           $12.58           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        158,819          89,853            2,942             N/A

JNL/Alliance Capital Growth Division(555)

  Accumulation unit value:
    Beginning of period                        $9.43            $9.42             N/A              N/A
    End of period                              $8.56            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,416             N/A              N/A

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                        $9.94            $8.54             N/A              N/A
    End of period                             $11.54            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,896           41,515             N/A              N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $12.91             N/A
    End of period                             $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                        151,126          50,413            1,365             N/A

JNL/MCM Small Cap Index Division(359)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.22            $9.12             N/A
    End of period                             $13.15           $12.89           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        130,874          66,142            1,711             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(308)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.37            $8.06             N/A
    End of period                             $14.75           $13.30           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        154,498          72,846             906              N/A

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.31            $9.06             N/A
    End of period                             $14.24           $13.90           $12.31             N/A
  Accumulation units outstanding
  at the end of period                        40,220           25,674            2,924             N/A

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                       $16.38           $13.42           $10.64             N/A
    End of period                             $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                        56,984           31,442            2,814             N/A

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.72           $10.86             N/A
    End of period                             $10.84           $10.87           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        130,227          56,097             282              N/A

JNL/S&P Core Index 100 Division(304)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $8.42             N/A
    End of period                               N/A            $10.27           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.10             N/A              N/A
    End of period                             $12.37           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,593           48,897             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84            $8.70             N/A
    End of period                               N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13             N/A              N/A
    End of period                               N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(355)

  Accumulation unit value:
    Beginning of period                        $9.24            $9.18            $7.90             N/A
    End of period                              $8.53            $9.24            $9.18             N/A
  Accumulation units outstanding
  at the end of period                        432,322          147,879           2,569             N/A

JNL/Putnam Midcap Growth Division(304)

  Accumulation unit value:
    Beginning of period                        $7.32            $6.30            $4.82             N/A
    End of period                              $8.03            $7.32            $6.30             N/A
  Accumulation units outstanding
  at the end of period                        14,594            3,725              -               N/A

JNL/T. Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.32            $8.91             N/A
    End of period                             $13.26           $12.76           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        116,718          50,393            5,486             N/A

JNL/FMR Balanced Division(363)

  Accumulation unit value:
    Beginning of period                        $9.84            $9.19            $8.76             N/A
    End of period                             $10.61            $9.84            $9.19             N/A
  Accumulation units outstanding
  at the end of period                        42,722           12,721              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(413)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.56            $8.58             N/A
    End of period                             $12.28           $11.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        55,090           25,698              -               N/A

JNL/Oppenheimer Growth Division(555)

  Accumulation unit value:
    Beginning of period                        $7.98            $8.03             N/A              N/A
    End of period                              $8.53            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,838           15,224             N/A              N/A

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                       $16.17           $14.63             N/A              N/A
    End of period                             $17.12           $16.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,071           12,219             N/A              N/A

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.04            $7.57             N/A
    End of period                             $12.23           $11.34            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        401,332          140,697           1,237             N/A

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                       $11.53            $9.66            $7.70             N/A
    End of period                             $10.95           $11.53            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        393,007          138,822           3,362             N/A

JNL/MCM Consumer Brands Sector
Division(599)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.72             N/A              N/A
    End of period                             $10.01           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,778            3,875             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(355)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.09           $12.84             N/A
    End of period                             $18.90           $17.73           $16.09             N/A
  Accumulation units outstanding
  at the end of period                        191,392          69,536             519              N/A

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                        $5.51            $5.11             N/A              N/A
    End of period                              $5.52            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,470           13,887             N/A              N/A

JNL/MCM Healthcare Sector Division(568)

  Accumulation unit value:
    Beginning of period                       $10.37           $10.53             N/A              N/A
    End of period                             $10.92           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,330           18,281             N/A              N/A

JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.59             N/A              N/A
    End of period                             $12.12           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,343            7,604             N/A              N/A

JNL/MCM Oil & Gas Sector Division(571)

  Accumulation unit value:
    Beginning of period                       $16.74           $14.08             N/A              N/A
    End of period                             $22.42           $16.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,526           10,219             N/A              N/A

JNL/MCM Communications Sector
Division(599)

  Accumulation unit value:
    Beginning of period                        $4.38            $3.90             N/A              N/A
    End of period                              $4.33            $4.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,277            9,850             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(355)

  Accumulation unit value:
    Beginning of period                        $9.59            $8.33            $7.62             N/A
    End of period                             $12.88            $9.59            $8.33             N/A
  Accumulation units outstanding
  at the end of period                        366,480          146,647           2,760             N/A

JNL/AIM Premier Equity II Division(532)

  Accumulation unit value:
    Beginning of period                         N/A             $9.41             N/A              N/A
    End of period                               N/A             $9.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.14            $7.59             N/A
    End of period                             $12.36           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                        19,208            4,238            1,974             N/A

JNL/AIM Large Cap Growth Division(532)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.26             N/A              N/A
    End of period                             $11.46           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,592           10,083             N/A              N/A

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,528             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,966             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,879             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                       $10.81            $9.94             N/A              N/A
    End of period                             $10.48           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,788             806              N/A              N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.56             N/A              N/A
    End of period                             $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        224,400           4,347             N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.62             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,438,081         28,643             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.10             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        232,854          19,334             N/A              N/A

JNL/S&P Managed Moderate Division(690)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.87             N/A              N/A
    End of period                             $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        272,848          24,808             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(696)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.04             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,507            2,091             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.155%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(941)

  Accumulation unit value:
    Beginning of period                       $21.69             N/A              N/A              N/A
    End of period                             $22.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          786              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(941)

  Accumulation unit value:
    Beginning of period                       $13.95             N/A              N/A              N/A
    End of period                             $15.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,222             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.32            $5.80            $6.71
    End of period                              $8.14            $7.98            $7.32            $5.80
  Accumulation units outstanding
  at the end of period                        113,450          122,047           7,759            2,996

JNL/FMR Capital Growth Division(107)

  Accumulation unit value:
    Beginning of period                       $19.53           $16.91           $12.74           $16.19
    End of period                             $20.29           $19.53           $16.91           $12.74
  Accumulation units outstanding
  at the end of period                        13,462           12,708            7,135            4,814

JNL/Select Large Cap Growth Division(190)

  Accumulation unit value:
    Beginning of period                       $24.27           $22.21           $16.75           $19.58
    End of period                             $24.86           $24.27           $22.21           $16.75
  Accumulation units outstanding
  at the end of period                         8,574           26,979            1,158             196

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $21.57           $19.07             N/A              N/A
    End of period                             $21.51           $21.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,381             457              N/A              N/A

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                       $21.40           $19.72           $16.58           $17.96
    End of period                             $22.06           $21.40           $19.72           $16.58
  Accumulation units outstanding
  at the end of period                        96,298           94,128           19,751             536






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(404)

  Accumulation unit value:
    Beginning of period                       $18.77           $16.96           $15.60             N/A
    End of period                             $19.97           $18.77           $16.96             N/A
  Accumulation units outstanding
  at the end of period                         6,038            6,436            4,116             N/A

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                       $18.43           $17.16           $14.07           $17.30
    End of period                             $18.92           $18.43           $17.16           $14.07
  Accumulation units outstanding
  at the end of period                        15,435           14,702           12,068            6,387

JNL/Select Money Market Division(162)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.53           $11.73           $11.78
    End of period                             $11.43           $11.37           $11.53           $11.73
  Accumulation units outstanding
  at the end of period                        25,500           86,185            4,130           10,587

JNL/PPM America High Yield Bond
Division(114)

  Accumulation unit value:
    Beginning of period                         N/A            $14.52           $12.50           $12.63
    End of period                               N/A            $14.93           $14.52           $12.50
  Accumulation units outstanding
  at the end of period                          N/A               -             23,482            3,269

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                       $14.48           $14.25           $14.39           $13.41
    End of period                             $14.51           $14.48           $14.25           $14.39
  Accumulation units outstanding
  at the end of period                        60,554           39,000           15,887           57,901

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.55           $14.89           $14.35
    End of period                             $17.39           $17.31           $16.55           $14.89
  Accumulation units outstanding
  at the end of period                        84,704           49,857           16,119            3,426






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                       $23.97           $22.29           $17.45           $21.88
    End of period                             $24.88           $23.97           $22.29           $17.45
  Accumulation units outstanding
  at the end of period                        79,184           65,595           15,556             774

JNL/T. Rowe Price Mid-Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $31.11           $26.93           $19.86           $25.80
    End of period                             $34.74           $31.11           $26.93           $19.86
  Accumulation units outstanding
  at the end of period                        56,697           57,487           13,900            2,625

JNL/JPMorgan International Equity
Division(264)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.00            $8.35             N/A
    End of period                             $13.57           $12.53           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        10,818           16,884            2,406             N/A

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.83           $11.96           $15.75
    End of period                             $17.88           $16.27           $15.83           $11.96
  Accumulation units outstanding
  at the end of period                        24,650           22,254            8,137            3,581

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.51           $12.73           $16.10
    End of period                             $16.33           $16.14           $15.51           $12.73
  Accumulation units outstanding
  at the end of period                        32,849           29,270            7,545            2,876

JNL/Eagle SmallCap Equity Division(264)

  Accumulation unit value:
    Beginning of period                       $18.38           $15.81           $11.54           $15.88
    End of period                             $18.44           $18.38           $15.81           $11.54
  Accumulation units outstanding
  at the end of period                        24,552           31,418           10,608            1,400






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(132)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.17            $9.69           $10.66
    End of period                             $12.47           $11.98           $11.17            $9.69
  Accumulation units outstanding
  at the end of period                        711,894          629,686          279,684          81,492

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.25            $9.44           $10.70
    End of period                             $12.90           $12.27           $11.25            $9.44
  Accumulation units outstanding
  at the end of period                        945,233          884,609          259,323          28,570

JNL/S&P Managed Aggressive Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.93            $8.81           $10.85
    End of period                             $12.79           $12.05           $10.93            $8.81
  Accumulation units outstanding
  at the end of period                        444,600          460,242          12,418            3,963

JNL/S&P Very Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A            $10.54            $8.25           $10.61
    End of period                               N/A            $10.73           $10.54            $8.25
  Accumulation units outstanding
  at the end of period                          N/A               -              3,728            1,492

JNL/S&P Equity Growth Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A             $9.85            $7.77           $10.01
    End of period                               N/A             $9.98            $9.85            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -             54,799            4,040

JNL/S&P Equity Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $7.92           $10.18
    End of period                               N/A            $10.23           $10.07            $7.92
  Accumulation units outstanding
  at the end of period                          N/A               -              5,917            3,740






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.54            $7.63            $9.66
    End of period                             $10.50           $10.28            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                        653,916          659,629          102,321           2,617

JNL/MCM S&P 400 MidCap Index Division(190)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.10            $8.43            $9.95
    End of period                             $13.78           $12.58           $11.10            $8.43
  Accumulation units outstanding
  at the end of period                        355,029          412,870          80,238            3,033

JNL/Alliance Capital Growth Division(264)

  Accumulation unit value:
    Beginning of period                        $9.43            $9.06            $7.45            $9.82
    End of period                              $8.55            $9.43            $9.06            $7.45
  Accumulation units outstanding
  at the end of period                           -             16,930           11,811            1,383

JNL/JPMorgan International Value
Division(426)

  Accumulation unit value:
    Beginning of period                        $9.94            $8.29            $7.38             N/A
    End of period                             $11.53            $9.94            $8.29             N/A
  Accumulation units outstanding
  at the end of period                        149,713          124,915           4,516             N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                       $13.26           $12.97           $12.65           $12.03
    End of period                             $13.28           $13.26           $12.97           $12.65
  Accumulation units outstanding
  at the end of period                        226,601          207,813          52,158           11,063

JNL/MCM Small Cap Index Division(264)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.22            $7.86           $10.52
    End of period                             $13.15           $12.89           $11.22            $7.86
  Accumulation units outstanding
  at the end of period                        324,796          388,313          84,406           15,776






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.37            $8.46           $10.41
    End of period                             $14.75           $13.30           $11.37            $8.46
  Accumulation units outstanding
  at the end of period                        296,589          337,850          84,106            2,710

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $13.89           $12.30            $9.06           $12.02
    End of period                             $14.23           $13.89           $12.30            $9.06
  Accumulation units outstanding
  at the end of period                        68,163           77,643           36,339            8,404

JNL/Lazard Mid Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                       $16.37           $13.41           $10.63           $13.02
    End of period                             $17.43           $16.37           $13.41           $10.63
  Accumulation units outstanding
  at the end of period                        92,603           92,824           42,063           10,164

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.71           $10.63            $9.95
    End of period                             $10.83           $10.87           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                        323,071          364,386          85,640            5,567

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $8.49            $9.66
    End of period                               N/A            $10.27           $10.14            $8.49
  Accumulation units outstanding
  at the end of period                          N/A               -             15,807           11,266

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.42           $12.09             N/A              N/A
    End of period                             $12.36           $12.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        129,417          117,478            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(311)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84            $7.73             N/A
    End of period                               N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             22,735             N/A

JNL/S&P Core Index 75 Division(264)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $8.08            $9.83
    End of period                               N/A            $10.16           $10.00            $8.08
  Accumulation units outstanding
  at the end of period                          N/A               -              2,721            2,759

JNL/MCM DowSM 10 Division(114)

  Accumulation unit value:
    Beginning of period                        $9.24            $9.18            $7.46            $9.02
    End of period                              $8.53            $9.24            $9.18            $7.46
  Accumulation units outstanding
  at the end of period                        880,437          641,544          82,823           22,624

JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $7.31            $6.34             N/A              N/A
    End of period                              $8.03            $7.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,691           10,369             N/A              N/A

JNL/T. Rowe Price Value Division(264)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.32            $8.90           $11.30
    End of period                             $13.25           $12.76           $11.32            $8.90
  Accumulation units outstanding
  at the end of period                        135,109          163,282          37,306            2,351

JNL/FMR Balanced Division(264)

  Accumulation unit value:
    Beginning of period                        $9.84            $9.19            $8.26            $9.04
    End of period                             $10.60            $9.84            $9.19            $8.26
  Accumulation units outstanding
  at the end of period                        84,545           70,555           11,797            4,099






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(264)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.55            $6.95            $9.12
    End of period                             $12.27           $11.03            $9.55            $6.95
  Accumulation units outstanding
  at the end of period                        84,905           70,308            8,092            1,129

JNL/Oppenheimer Growth Division(201)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.82            $6.79            $6.92
    End of period                              $8.52            $7.98            $7.82            $6.79
  Accumulation units outstanding
  at the end of period                         7,976            8,401             353              90

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                       $16.17           $14.39           $13.07             N/A
    End of period                             $17.11           $16.17           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        50,514           43,654            5,811             N/A

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                       $11.33            $9.04            $6.94            $8.80
    End of period                             $12.22           $11.33            $9.04            $6.94
  Accumulation units outstanding
  at the end of period                        730,767          513,486          61,803            6,679

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                       $11.52            $9.66            $7.43            $9.56
    End of period                             $10.94           $11.52            $9.66            $7.43
  Accumulation units outstanding
  at the end of period                        685,247          496,569          63,245           19,069

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.60             N/A              N/A
    End of period                             $10.00           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,095           28,299             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(117)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.08           $11.10           $15.08
    End of period                             $18.89           $17.72           $16.08           $11.10
  Accumulation units outstanding
  at the end of period                        415,019          281,463          29,587            4,280

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                        $5.51            $6.07             N/A              N/A
    End of period                              $5.52            $5.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,066           74,177             N/A              N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $10.36           $10.80             N/A              N/A
    End of period                             $10.92           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,193           56,309             N/A              N/A

JNL/MCM Financial Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $11.66           $11.12             N/A              N/A
    End of period                             $12.11           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,802           35,004             N/A              N/A

JNL/MCM Oil & Gas Sector Division(532)

  Accumulation unit value:
    Beginning of period                       $16.73           $13.86             N/A              N/A
    End of period                             $22.40           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,287           51,059             N/A              N/A

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                        $4.38            $4.09             N/A              N/A
    End of period                              $4.33            $4.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,261           66,431             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(117)

  Accumulation unit value:
    Beginning of period                        $9.58            $8.32            $7.15            $9.68
    End of period                             $12.87            $9.58            $8.32            $7.15
  Accumulation units outstanding
  at the end of period                        765,266          557,046          66,989            5,320

JNL/AIM Premier Equity II Division(264)

  Accumulation unit value:
    Beginning of period                         N/A             $9.28            $7.73           $10.32
    End of period                               N/A             $9.06            $9.28            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -              6,056            1,326

JNL/AIM Small Cap Growth Division(264)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.14            $8.22           $10.98
    End of period                             $12.36           $11.65           $11.14            $8.22
  Accumulation units outstanding
  at the end of period                        23,165           22,101            9,086             741

JNL/AIM Large Cap Growth Division(114)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.14            $7.97            $9.81
    End of period                             $11.46           $10.92           $10.14            $7.97
  Accumulation units outstanding
  at the end of period                        57,682           54,913            9,308            2,644

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,243             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,391             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,047             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.81            $9.85             N/A              N/A
    End of period                             $10.48           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,303            2,067             N/A              N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.74             N/A              N/A
    End of period                             $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        156,248          14,922             N/A              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.87             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        524,998          93,863             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.13             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        177,899          73,046             N/A              N/A

JNL/S&P Managed Moderate Division(698)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.17             N/A              N/A
    End of period                             $10.77           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,069            1,666             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(698)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.13             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,882            2,185             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.32            $6.93             N/A
    End of period                              $8.13            $7.97            $7.32             N/A
  Accumulation units outstanding
  at the end of period                          733              733              734              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(384)

  Accumulation unit value:
    Beginning of period                       $24.25           $22.19           $19.18             N/A
    End of period                             $24.84           $24.25           $22.19             N/A
  Accumulation units outstanding
  at the end of period                         1,902            1,902             847              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                       $21.38           $19.71           $18.13             N/A
    End of period                             $22.03           $21.38           $19.71             N/A
  Accumulation units outstanding
  at the end of period                         7,562            9,107            4,034             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(89)

  Accumulation unit value:
    Beginning of period                       $18.41           $17.14           $14.06           $17.65
    End of period                             $18.90           $18.41           $17.14           $14.06
  Accumulation units outstanding
  at the end of period                         2,659            2,659            1,257              -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(419)

  Accumulation unit value:
    Beginning of period                         N/A            $14.50           $13.84             N/A
    End of period                               N/A            $14.91           $14.50             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               215              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $14.47           $14.24           $14.38           $13.33
    End of period                             $14.49           $14.47           $14.24           $14.38
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Salomon Brothers Strategic
Bond Division(446)

  Accumulation unit value:
    Beginning of period                       $17.30           $16.53           $16.21             N/A
    End of period                             $17.37           $17.30           $16.53             N/A
  Accumulation units outstanding
  at the end of period                          103              104              104              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                       $23.95           $22.27           $17.43           $23.16
    End of period                             $24.86           $23.95           $22.27           $17.43
  Accumulation units outstanding
  at the end of period                          170              158              144               -

JNL/T. Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                       $31.08           $26.91           $19.84           $26.30
    End of period                             $34.70           $31.08           $26.91           $19.84
  Accumulation units outstanding
  at the end of period                         1,013             850              411               -

JNL/JPMorgan International Equity
Division(384)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.00            $9.22             N/A
    End of period                             $13.56           $12.52           $11.00             N/A
  Accumulation units outstanding
  at the end of period                         4,273            4,273            2,096             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                       $16.13           $15.50           $12.72           $16.11
    End of period                             $16.31           $16.13           $15.50           $12.72
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle SmallCap Equity Division(93)

  Accumulation unit value:
    Beginning of period                       $18.36           $15.79           $11.53           $16.23
    End of period                             $18.42           $18.36           $15.79           $11.53
  Accumulation units outstanding
  at the end of period                           -                -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(62)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.16            $9.69           $10.64
    End of period                             $12.46           $11.97           $11.16            $9.69
  Accumulation units outstanding
  at the end of period                         1,463            1,463              -                -

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.24            $9.44           $11.12
    End of period                             $12.89           $12.26           $11.24            $9.44
  Accumulation units outstanding
  at the end of period                          909              67               41                -

JNL/S&P Managed Aggressive Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $12.04           $10.92            $8.80           $10.91
    End of period                             $12.78           $12.04           $10.92            $8.80
  Accumulation units outstanding
  at the end of period                         5,976            5,976            1,750              -

JNL/S&P Very Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A            $10.54            $8.25           $10.68
    End of period                               N/A            $10.72           $10.54            $8.25
  Accumulation units outstanding
  at the end of period                          N/A               -               169               -

JNL/S&P Equity Growth Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84            $7.76           $10.08
    End of period                               N/A             $9.97            $9.84            $7.76
  Accumulation units outstanding
  at the end of period                          N/A               -              1,907              -

JNL/S&P Equity Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $7.92           $10.26
    End of period                               N/A            $10.23           $10.06            $7.92
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.54            $7.63           $10.18
    End of period                             $10.50           $10.28            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                         7,355            6,378            6,137              -

JNL/MCM S&P 400 MidCap Index Division(400)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.10            $9.98             N/A
    End of period                             $13.78           $12.57           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         1,920            1,998            2,001             N/A

JNL/Alliance Capital Growth Division(89)

  Accumulation unit value:
    Beginning of period                        $9.42            $9.06            $7.45           $10.17
    End of period                              $8.55            $9.42            $9.06            $7.45
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(65)

  Accumulation unit value:
    Beginning of period                       $13.25           $12.97           $12.65           $12.09
    End of period                             $13.27           $13.25           $12.97           $12.65
  Accumulation units outstanding
  at the end of period                         3,111            3,117            1,859              -

JNL/MCM Small Cap Index Division(68)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.21            $7.86           $10.24
    End of period                             $13.14           $12.89           $11.21            $7.86
  Accumulation units outstanding
  at the end of period                         2,349            1,986            1,979              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(400)

  Accumulation unit value:
    Beginning of period                       $13.29           $11.37            $9.53             N/A
    End of period                             $14.74           $13.29           $11.37             N/A
  Accumulation units outstanding
  at the end of period                         3,306            1,558            1,596             N/A

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                       $13.88           $12.30            $9.05           $11.96
    End of period                             $14.22           $13.88           $12.30            $9.05
  Accumulation units outstanding
  at the end of period                         2,023            2,023            1,060              -

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                       $16.36           $13.40           $10.63           $12.97
    End of period                             $17.42           $16.36           $13.40           $10.63
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.71           $10.63            $9.95
    End of period                             $10.83           $10.86           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                          944              845              786               -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.41           $12.09             N/A              N/A
    End of period                             $12.35           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              265              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(446)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84            $9.40             N/A
    End of period                               N/A             $9.98            $9.84             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               180              N/A

JNL/S&P Core Index 75 Division(104)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $8.08            $9.56
    End of period                               N/A            $10.16           $10.00            $8.08
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM DowSM 10 Division(93)

  Accumulation unit value:
    Beginning of period                        $9.23            $9.17            $7.45            $8.92
    End of period                              $8.52            $9.23            $9.17            $7.45
  Accumulation units outstanding
  at the end of period                        16,366           14,365            7,111              -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.31            $8.90           $11.22
    End of period                             $13.25           $12.75           $11.31            $8.90
  Accumulation units outstanding
  at the end of period                         1,802             249              249               -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.19            $8.25            $9.06
    End of period                             $10.59            $9.83            $9.19            $8.25
  Accumulation units outstanding
  at the end of period                         6,530            2,446            2,446              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(92)

  Accumulation unit value:
    Beginning of period                       $11.02            $9.55            $6.94            $8.99
    End of period                             $12.27           $11.02            $9.55            $6.94
  Accumulation units outstanding
  at the end of period                          299              299              299               -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                       $16.16           $14.39           $13.62             N/A
    End of period                             $17.11           $16.16           $14.39             N/A
  Accumulation units outstanding
  at the end of period                          338              327              176              N/A

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                       $11.33            $9.04            $8.60             N/A
    End of period                             $12.21           $11.33            $9.04             N/A
  Accumulation units outstanding
  at the end of period                         8,462            8,736            3,985             N/A

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                       $11.51            $9.65            $8.32             N/A
    End of period                             $10.94           $11.51            $9.65             N/A
  Accumulation units outstanding
  at the end of period                         7,426            7,192            4,203             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(412)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.07           $14.72             N/A
    End of period                             $18.88           $17.71           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         3,501            3,392            2,322             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(564)

  Accumulation unit value:
    Beginning of period                       $16.72           $13.97             N/A              N/A
    End of period                             $22.39           $16.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,008             776              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(412)

  Accumulation unit value:
    Beginning of period                        $9.58            $8.32            $7.59             N/A
    End of period                             $12.87            $9.58            $8.32             N/A
  Accumulation units outstanding
  at the end of period                         8,565            8,625            4,921             N/A

JNL/AIM Premier Equity II Division(77)

  Accumulation unit value:
    Beginning of period                         N/A             $9.28            $7.73           $10.96
    End of period                               N/A             $9.05            $9.28            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(89)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.13            $8.22           $10.98
    End of period                             $12.35           $11.64           $11.13            $8.22
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.05             N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,880             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.74             N/A              N/A
    End of period                             $15.50           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,872            3,040             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,696             N/A              N/A              N/A

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.88             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,857            5,302             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.31            $5.38             N/A
    End of period                              $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                         4,125            3,850            4,070             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $24.19           $22.73             N/A              N/A
    End of period                             $24.77           $24.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,758            2,020             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                       $21.33           $19.66           $17.62             N/A
    End of period                             $21.97           $21.33           $19.66             N/A
  Accumulation units outstanding
  at the end of period                         7,477            5,560             424              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(653)

  Accumulation unit value:
    Beginning of period                       $18.70           $16.66             N/A              N/A
    End of period                             $19.90           $18.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          915             3,248             N/A              N/A

JNL/Putnam Value Equity Division(526)

  Accumulation unit value:
    Beginning of period                       $18.38           $17.78             N/A              N/A
    End of period                             $18.87           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              832              N/A              N/A

JNL/Select Money Market Division(467)

  Accumulation unit value:
    Beginning of period                       $11.33           $11.49           $11.51             N/A
    End of period                             $11.39           $11.33           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        30,172            2,097             655              N/A

JNL/PPM America High Yield Bond
Division(291)

  Accumulation unit value:
    Beginning of period                         N/A            $14.47           $12.87             N/A
    End of period                               N/A            $14.88           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,646             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.21           $14.39             N/A
    End of period                             $14.45           $14.43           $14.21             N/A
  Accumulation units outstanding
  at the end of period                         1,687            1,822            1,388             N/A

JNL/Salomon Brothers Strategic
Bond Division(462)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.50           $16.30             N/A
    End of period                             $17.32           $17.26           $16.50             N/A
  Accumulation units outstanding
  at the end of period                         9,992            6,786            1,175             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                       $23.89           $22.22           $20.98             N/A
    End of period                             $24.79           $23.89           $22.22             N/A
  Accumulation units outstanding
  at the end of period                         4,042            3,376             850              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(268)

  Accumulation unit value:
    Beginning of period                       $31.01           $26.85           $18.26             N/A
    End of period                             $34.61           $31.01           $26.85             N/A
  Accumulation units outstanding
  at the end of period                         5,290            5,583            2,004             N/A

JNL/JPMorgan International Equity
Division(450)

  Accumulation unit value:
    Beginning of period                       $12.49           $10.97           $10.11             N/A
    End of period                             $13.52           $12.49           $10.97             N/A
  Accumulation units outstanding
  at the end of period                         3,038            2,910             202              N/A

JNL/Alger Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $16.22           $15.79           $15.17             N/A
    End of period                             $17.82           $16.22           $15.79             N/A
  Accumulation units outstanding
  at the end of period                         1,041            1,099             734              N/A

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.47           $14.73             N/A
    End of period                             $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                         1,593            1,532             754              N/A

JNL/Eagle SmallCap Equity Division(415)

  Accumulation unit value:
    Beginning of period                       $18.32           $15.77           $15.22             N/A
    End of period                             $18.38           $18.32           $15.77             N/A
  Accumulation units outstanding
  at the end of period                          922             1,519             670              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(318)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.15            $9.92             N/A
    End of period                             $12.44           $11.95           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        60,583           55,588           25,521             N/A

JNL/S&P Managed Growth Division(283)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.23            $9.06             N/A
    End of period                             $12.86           $12.24           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        156,828          153,479          35,824             N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.06             N/A              N/A
    End of period                             $12.75           $12.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,299           55,319             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(420)

  Accumulation unit value:
    Beginning of period                         N/A            $10.52            $9.50             N/A
    End of period                               N/A            $10.71           $10.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             33,582             N/A

JNL/S&P Equity Growth Division I(467)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $9.47             N/A
    End of period                               N/A             $9.96            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,648             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.54            $7.47             N/A
    End of period                             $10.49           $10.27            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        29,589           29,523           20,093             N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.09            $8.05             N/A
    End of period                             $13.76           $12.56           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        10,025           14,269            4,881             N/A

JNL/Alliance Capital Growth Division(450)

  Accumulation unit value:
    Beginning of period                        $9.41            $9.04            $8.83             N/A
    End of period                              $8.53            $9.41            $9.04             N/A
  Accumulation units outstanding
  at the end of period                           -              6,429             231              N/A

JNL/JPMorgan International Value
Division(290)

  Accumulation unit value:
    Beginning of period                        $9.91            $8.27            $5.50             N/A
    End of period                             $11.50            $9.91            $8.27             N/A
  Accumulation units outstanding
  at the end of period                         2,299             251              755              N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $12.88             N/A
    End of period                             $13.24           $13.23           $12.95             N/A
  Accumulation units outstanding
  at the end of period                        38,700           36,555           10,258             N/A

JNL/MCM Small Cap Index Division(268)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.21            $7.26             N/A
    End of period                             $13.13           $12.88           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        10,418           14,755            5,988             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(290)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.36            $7.81             N/A
    End of period                             $14.73           $13.28           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         7,068            5,193            1,992             N/A

JNL/Lazard Small Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.28            $8.65             N/A
    End of period                             $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                         5,633            5,741            1,237             N/A

JNL/Lazard Mid Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                       $16.33           $13.38           $10.29             N/A
    End of period                             $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                         9,013            6,645            1,136             N/A

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.71           $10.57             N/A
    End of period                             $10.82           $10.86           $10.71             N/A
  Accumulation units outstanding
  at the end of period                         8,166            6,662            5,624             N/A

JNL/S&P Core Index 100 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $8.31             N/A
    End of period                               N/A            $10.26           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,199             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.07             N/A              N/A
    End of period                             $12.33           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,403           10,075             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $7.46             N/A
    End of period                               N/A             $9.97            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,983             N/A

JNL/S&P Core Index 75 Division(294)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $7.89             N/A
    End of period                               N/A            $10.15           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,565             N/A

JNL/MCM DowSM 10 Division(289)

  Accumulation unit value:
    Beginning of period                        $9.22            $9.16            $6.70             N/A
    End of period                              $8.51            $9.22            $9.16             N/A
  Accumulation units outstanding
  at the end of period                        39,369           29,707           32,009             N/A

JNL/Putnam Midcap Growth Division(290)

  Accumulation unit value:
    Beginning of period                        $7.30            $6.29            $4.85             N/A
    End of period                              $8.01            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                         3,594            2,500             585              N/A

JNL/T. Rowe Price Value Division(290)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.30            $8.37             N/A
    End of period                             $13.23           $12.74           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        11,539           10,644            3,396             N/A

JNL/FMR Balanced Division(268)

  Accumulation unit value:
    Beginning of period                        $9.82            $9.18            $7.94             N/A
    End of period                             $10.58            $9.82            $9.18             N/A
  Accumulation units outstanding
  at the end of period                         2,907            2,159            2,425             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54            $8.89             N/A
    End of period                             $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                         8,569            4,160            1,011             N/A

JNL/Oppenheimer Growth Division(450)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.82            $7.73             N/A
    End of period                              $8.51            $7.97            $7.82             N/A
  Accumulation units outstanding
  at the end of period                          291              310              330              N/A

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.39           $13.53             N/A
    End of period                             $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                         4,749            4,151             820              N/A

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.03            $7.70             N/A
    End of period                             $12.19           $11.31            $9.03             N/A
  Accumulation units outstanding
  at the end of period                        25,778           22,226           18,197             N/A

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                       $11.50            $9.64            $6.84             N/A
    End of period                             $10.92           $11.50            $9.64             N/A
  Accumulation units outstanding
  at the end of period                        21,773           28,233           22,999             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(289)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.06           $10.82             N/A
    End of period                             $18.85           $17.68           $16.06             N/A
  Accumulation units outstanding
  at the end of period                        13,341           13,596           11,696             N/A

JNL/MCM Technology Sector Division(699)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.25             N/A              N/A
    End of period                              $5.51            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,105             567              N/A              N/A

JNL/MCM Healthcare Sector Division(699)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.82             N/A              N/A
    End of period                             $10.89           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,139             306              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          364              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.99             N/A              N/A
    End of period                             $22.35           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,748            3,042             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(289)

  Accumulation unit value:
    Beginning of period                        $9.56            $8.31            $6.81             N/A
    End of period                             $12.84            $9.56            $8.31             N/A
  Accumulation units outstanding
  at the end of period                        30,037           32,052           24,543             N/A

JNL/AIM Premier Equity II Division(290)

  Accumulation unit value:
    Beginning of period                         N/A             $9.27            $7.50             N/A
    End of period                               N/A             $9.05            $9.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               406              N/A

JNL/AIM Small Cap Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.02             N/A              N/A
    End of period                             $12.34           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,268            1,973             N/A              N/A

JNL/AIM Large Cap Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.14            $9.96             N/A
    End of period                             $11.44           $10.91           $10.14             N/A
  Accumulation units outstanding
  at the end of period                         6,743            5,348            1,674             N/A

JNL/AIM Real Estate Division(919)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          730              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,020             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,547             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.14             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,483             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.68             N/A              N/A
    End of period                             $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,276             344              N/A              N/A

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.35             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,981            1,419             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,683             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(711)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.27             N/A              N/A
    End of period                             $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,546            4,982             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.17             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,379            5,030             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.31            $6.55             N/A
    End of period                              $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                        10,360            2,127            1,174             N/A

JNL/FMR Capital Growth Division(469)

  Accumulation unit value:
    Beginning of period                       $19.45           $16.85           $16.39             N/A
    End of period                             $20.20           $19.45           $16.85             N/A
  Accumulation units outstanding
  at the end of period                         1,631            2,465             180              N/A

JNL/Select Large Cap Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $24.18           $22.13           $20.61             N/A
    End of period                             $24.76           $24.18           $22.13             N/A
  Accumulation units outstanding
  at the end of period                         9,370            1,777             67               N/A

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                       $21.49           $21.02             N/A              N/A
    End of period                             $21.42           $21.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,887            1,033             N/A              N/A

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                       $21.32           $19.66           $18.15             N/A
    End of period                             $21.96           $21.32           $19.66             N/A
  Accumulation units outstanding
  at the end of period                        43,383           11,704            1,567             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.56             N/A              N/A              N/A
    End of period                             $19.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,346             N/A              N/A              N/A

JNL/Putnam Value Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.10           $15.40             N/A
    End of period                             $18.84           $18.36           $17.10             N/A
  Accumulation units outstanding
  at the end of period                         5,908            2,424             358              N/A

JNL/Select Money Market Division(334)

  Accumulation unit value:
    Beginning of period                       $11.33           $11.49           $11.62             N/A
    End of period                             $11.38           $11.33           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        68,987           20,462              -               N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A            $14.47           $13.94             N/A
    End of period                               N/A            $14.87           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,423             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.20           $14.21             N/A
    End of period                             $14.45           $14.43           $14.20             N/A
  Accumulation units outstanding
  at the end of period                        30,217            2,777            1,536             N/A

JNL/Salomon Brothers Strategic
Bond Division(430)

  Accumulation unit value:
    Beginning of period                       $17.25           $16.49           $16.19             N/A
    End of period                             $17.31           $17.25           $16.49             N/A
  Accumulation units outstanding
  at the end of period                        27,254            3,704            1,547             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $23.87           $22.21           $20.17             N/A
    End of period                             $24.78           $23.87           $22.21             N/A
  Accumulation units outstanding
  at the end of period                        16,369            1,392             191              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $30.99           $26.84           $24.09             N/A
    End of period                             $34.59           $30.99           $26.84             N/A
  Accumulation units outstanding
  at the end of period                        20,617            7,459             336              N/A

JNL/JPMorgan International Equity
Division(537)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.03             N/A              N/A
    End of period                             $13.52           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,183            1,506             N/A              N/A

JNL/Alger Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $16.21           $15.78           $14.74             N/A
    End of period                             $17.81           $16.21           $15.78             N/A
  Accumulation units outstanding
  at the end of period                         6,700             708              118              N/A

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.47           $14.09             N/A
    End of period                             $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                        15,517            6,380            1,408             N/A

JNL/Eagle SmallCap Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $18.32           $15.76           $14.50             N/A
    End of period                             $18.37           $18.32           $15.76             N/A
  Accumulation units outstanding
  at the end of period                         8,299            3,898            1,130             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(186)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.14            $9.67            $9.66
    End of period                             $12.44           $11.94           $11.14            $9.67
  Accumulation units outstanding
  at the end of period                        394,244          127,551           2,037              -

JNL/S&P Managed Growth Division(212)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.23            $9.43            $9.33
    End of period                             $12.86           $12.23           $11.23            $9.43
  Accumulation units outstanding
  at the end of period                        72,746           32,748           13,926              -

JNL/S&P Managed Aggressive Growth
Division(480)

  Accumulation unit value:
    Beginning of period                       $12.01           $10.91           $10.75             N/A
    End of period                             $12.75           $12.01           $10.91             N/A
  Accumulation units outstanding
  at the end of period                        113,301          85,611            6,837             N/A

JNL/S&P Very Aggressive Growth
Division I(538)

  Accumulation unit value:
    Beginning of period                         N/A            $10.69             N/A              N/A
    End of period                               N/A            $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(157)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $7.75            $7.49
    End of period                               N/A             $9.95            $9.82            $7.75
  Accumulation units outstanding
  at the end of period                          N/A               -              1,621              -

JNL/S&P Equity Aggressive Growth
Division I(398)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $9.04             N/A
    End of period                               N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               203              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.54            $7.63            $7.75
    End of period                             $10.48           $10.27            $9.54            $7.63
  Accumulation units outstanding
  at the end of period                        246,004          98,001           12,208              -

JNL/MCM S&P 400 MidCap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.09            $8.43            $7.67
    End of period                             $13.76           $12.56           $11.09            $8.43
  Accumulation units outstanding
  at the end of period                        110,421          60,222            2,741              -

JNL/Alliance Capital Growth Division(512)

  Accumulation unit value:
    Beginning of period                        $9.40            $9.19             N/A              N/A
    End of period                              $8.53            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,321             N/A              N/A

JNL/JPMorgan International Value
Division(445)

  Accumulation unit value:
    Beginning of period                        $9.91            $8.27            $7.54             N/A
    End of period                             $11.49            $9.91            $8.27             N/A
  Accumulation units outstanding
  at the end of period                        38,298           13,354            1,986             N/A

JNL/PIMCO Total Return Bond Division(186)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.94           $12.63           $12.40
    End of period                             $13.24           $13.22           $12.94           $12.63
  Accumulation units outstanding
  at the end of period                        115,759          23,442            5,063              -

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.21            $7.85            $7.20
    End of period                             $13.13           $12.87           $11.21            $7.85
  Accumulation units outstanding
  at the end of period                        104,908          34,785            2,028              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(201)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.36            $8.46            $7.94
    End of period                             $14.72           $13.28           $11.36            $8.46
  Accumulation units outstanding
  at the end of period                        110,731          30,885            2,553              -

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.28           $11.28             N/A
    End of period                             $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                        36,843            8,226            1,454             N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $16.33           $13.38           $12.55             N/A
    End of period                             $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                        41,354           12,175            2,341             N/A

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.71           $10.63           $10.52
    End of period                             $10.81           $10.85           $10.71           $10.63
  Accumulation units outstanding
  at the end of period                        56,047           23,911            1,361              -

JNL/S&P Core Index 100 Division(186)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $8.48            $8.53
    End of period                               N/A            $10.26           $10.13            $8.48
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.06             N/A              N/A
    End of period                             $12.32           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,162           12,011             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(201)

  Accumulation unit value:
    Beginning of period                        $9.22            $9.16            $7.45            $6.33
    End of period                              $8.51            $9.22            $9.16            $7.45
  Accumulation units outstanding
  at the end of period                        312,995          113,776           9,833              -

JNL/Putnam Midcap Growth Division(349)

  Accumulation unit value:
    Beginning of period                        $7.30            $6.29            $5.66             N/A
    End of period                              $8.01            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                        13,410            1,985             630              N/A

JNL/T. Rowe Price Value Division(420)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.30           $10.00             N/A
    End of period                             $13.22           $12.73           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        88,054           25,763            2,427             N/A

JNL/FMR Balanced Division(427)

  Accumulation unit value:
    Beginning of period                        $9.82            $9.17            $8.80             N/A
    End of period                             $10.58            $9.82            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        47,326           15,423            7,078             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54            $9.10             N/A
    End of period                             $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        28,731           15,624             648              N/A

JNL/Oppenheimer Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.81            $7.69             N/A
    End of period                              $8.51            $7.97            $7.81             N/A
  Accumulation units outstanding
  at the end of period                         8,193            5,716             226              N/A

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.39           $13.06             N/A
    End of period                             $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        18,835            1,896             613              N/A

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.02            $6.93            $6.70
    End of period                             $12.19           $11.31            $9.02            $6.93
  Accumulation units outstanding
  at the end of period                        291,368          93,438            6,629              -

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                       $11.49            $9.64            $7.42            $6.96
    End of period                             $10.92           $11.49            $9.64            $7.42
  Accumulation units outstanding
  at the end of period                        258,526          94,251            5,195              -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A
    End of period                              $9.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,348             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(201)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.05           $11.09           $10.08
    End of period                             $18.84           $17.68           $16.05           $11.09
  Accumulation units outstanding
  at the end of period                        152,752          55,662            3,188              -

JNL/MCM Technology Sector Division(501)

  Accumulation unit value:
    Beginning of period                        $5.49            $5.91             N/A              N/A
    End of period                              $5.51            $5.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,450            1,079             N/A              N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.39             N/A              N/A
    End of period                             $10.89           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,002             695              N/A              N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $11.64           $10.50             N/A              N/A
    End of period                             $12.08           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,034             653              N/A              N/A

JNL/MCM Oil & Gas Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $16.70           $12.83             N/A              N/A
    End of period                             $22.34           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,854            5,333             N/A              N/A

JNL/MCM Communications Sector
Division(707)

  Accumulation unit value:
    Beginning of period                        $4.37            $4.26             N/A              N/A
    End of period                              $4.31            $4.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,510            5,148             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(201)

  Accumulation unit value:
    Beginning of period                        $9.56            $8.31            $7.14            $7.51
    End of period                             $12.84            $9.56            $8.31            $7.14
  Accumulation units outstanding
  at the end of period                        239,543          91,266            6,177              -

JNL/AIM Premier Equity II Division(469)

  Accumulation unit value:
    Beginning of period                         N/A             $9.27            $8.90             N/A
    End of period                               N/A             $9.05            $9.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               331              N/A

JNL/AIM Small Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.13            $9.47             N/A
    End of period                             $12.33           $11.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        11,163            1,292             166              N/A

JNL/AIM Large Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.13            $9.20             N/A
    End of period                             $11.44           $10.90           $10.13             N/A
  Accumulation units outstanding
  at the end of period                        26,838           10,335            2,366             N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,700             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,241             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(838)

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,419             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.40             N/A              N/A
    End of period                             $10.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,377            7,952             N/A              N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.51             N/A              N/A
    End of period                             $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        205,269          18,965             N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.70             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,148,802         65,365             N/A              N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.76             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,316            6,389             N/A              N/A

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.03             N/A              N/A
    End of period                             $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        110,581          22,570             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.98             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,016            1,761             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.205%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(966)

  Accumulation unit value:
    Beginning of period                       $12.44             N/A              N/A              N/A
    End of period                             $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,288             N/A              N/A              N/A

JNL/S&P Managed Growth Division(966)

  Accumulation unit value:
    Beginning of period                       $12.89             N/A              N/A              N/A
    End of period                             $12.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,208             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(966)

  Accumulation unit value:
    Beginning of period                       $12.79             N/A              N/A              N/A
    End of period                             $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,225             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(966)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,646             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.31            $6.42             N/A
    End of period                              $8.11            $7.95            $7.31             N/A
  Accumulation units outstanding
  at the end of period                        83,234           26,404            7,087             N/A

JNL/FMR Capital Growth Division(371)

  Accumulation unit value:
    Beginning of period                       $19.43           $16.84           $14.87             N/A
    End of period                             $20.18           $19.43           $16.84             N/A
  Accumulation units outstanding
  at the end of period                        11,909             714               -               N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                       $24.15           $22.11           $16.89             N/A
    End of period                             $24.73           $24.15           $22.11             N/A
  Accumulation units outstanding
  at the end of period                        19,087           19,939            7,238             N/A

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                       $21.45           $17.64             N/A              N/A
    End of period                             $21.39           $21.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,618             956              N/A              N/A

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                       $21.30           $19.64           $15.91             N/A
    End of period                             $21.94           $21.30           $19.64             N/A
  Accumulation units outstanding
  at the end of period                        96,144           57,653           10,727             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                       $18.68           $16.58             N/A              N/A
    End of period                             $19.87           $18.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,530            2,617             N/A              N/A

JNL/Putnam Value Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $18.34           $17.08           $13.24             N/A
    End of period                             $18.82           $18.34           $17.08             N/A
  Accumulation units outstanding
  at the end of period                         5,585           30,545           12,184             N/A

JNL/Select Money Market Division(281)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.48           $11.65             N/A
    End of period                             $11.37           $11.32           $11.48             N/A
  Accumulation units outstanding
  at the end of period                        160,597          36,433           37,469             N/A

JNL/PPM America High Yield Bond
Division(267)

  Accumulation unit value:
    Beginning of period                         N/A            $14.45           $12.58             N/A
    End of period                               N/A            $14.86           $14.45             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             29,523             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.19           $14.34             N/A
    End of period                             $14.43           $14.41           $14.19             N/A
  Accumulation units outstanding
  at the end of period                        94,736           33,583           23,307             N/A

JNL/Salomon Brothers Strategic
Bond Division(267)

  Accumulation unit value:
    Beginning of period                       $17.23           $16.48           $14.98             N/A
    End of period                             $17.30           $17.23           $16.48             N/A
  Accumulation units outstanding
  at the end of period                        163,606          29,378            4,068             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $23.85           $22.19           $16.98             N/A
    End of period                             $24.75           $23.85           $22.19             N/A
  Accumulation units outstanding
  at the end of period                        71,604           21,735            8,756             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(306)

  Accumulation unit value:
    Beginning of period                       $30.96           $26.82           $19.54             N/A
    End of period                             $34.56           $30.96           $26.82             N/A
  Accumulation units outstanding
  at the end of period                        70,410           26,694           14,924             N/A

JNL/JPMorgan International Equity
Division(316)

  Accumulation unit value:
    Beginning of period                       $12.47           $10.96            $8.40             N/A
    End of period                             $13.50           $12.47           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        21,646            3,347            3,855             N/A

JNL/Alger Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $16.20           $15.77           $12.23             N/A
    End of period                             $17.79           $16.20           $15.77             N/A
  Accumulation units outstanding
  at the end of period                        14,250            9,897            6,349             N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                       $16.07           $15.45           $12.15             N/A
    End of period                             $16.25           $16.07           $15.45             N/A
  Accumulation units outstanding
  at the end of period                        31,645           19,145            9,880             N/A

JNL/Eagle SmallCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                       $18.30           $15.75            $9.98             N/A
    End of period                             $18.35           $18.30           $15.75             N/A
  Accumulation units outstanding
  at the end of period                        13,977           10,853           12,417             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(270)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.14            $9.48             N/A
    End of period                             $12.43           $11.94           $11.14             N/A
  Accumulation units outstanding
  at the end of period                       1,147,410         288,516          133,107            N/A

JNL/S&P Managed Growth Division(279)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.22            $9.11             N/A
    End of period                             $12.85           $12.23           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        530,630          245,184          111,408            N/A

JNL/S&P Managed Aggressive Growth
Division(279)

  Accumulation unit value:
    Beginning of period                       $12.01           $10.90            $8.41             N/A
    End of period                             $12.74           $12.01           $10.90             N/A
  Accumulation units outstanding
  at the end of period                        202,795          118,044          30,256             N/A

JNL/S&P Very Aggressive Growth
Division I(368)

  Accumulation unit value:
    Beginning of period                         N/A            $10.51            $9.45             N/A
    End of period                               N/A            $10.70           $10.51             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,352             N/A

JNL/S&P Equity Growth Division I(267)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $7.18             N/A
    End of period                               N/A             $9.95            $9.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             37,482             N/A

JNL/S&P Equity Aggressive Growth
Division I(347)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $8.91             N/A
    End of period                               N/A            $10.20           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,487             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                       $10.26            $9.53            $7.21             N/A
    End of period                             $10.48           $10.26            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        876,669          246,901          55,383             N/A

JNL/MCM S&P 400 MidCap Index Division(274)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.09            $7.86             N/A
    End of period                             $13.76           $12.56           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        457,164          104,262          49,445             N/A

JNL/Alliance Capital Growth Division(306)

  Accumulation unit value:
    Beginning of period                        $9.40            $9.04            $7.53             N/A
    End of period                              $8.52            $9.40            $9.04             N/A
  Accumulation units outstanding
  at the end of period                           -              5,221            5,912             N/A

JNL/JPMorgan International Value
Division(376)

  Accumulation unit value:
    Beginning of period                        $9.90            $8.26            $6.78             N/A
    End of period                             $11.48            $9.90            $8.26             N/A
  Accumulation units outstanding
  at the end of period                        150,980          68,114            3,079             N/A

JNL/PIMCO Total Return Bond Division(267)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.94           $12.70             N/A
    End of period                             $13.23           $13.22           $12.94             N/A
  Accumulation units outstanding
  at the end of period                        355,422          83,166           41,224             N/A

JNL/MCM Small Cap Index Division(274)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.21            $7.32             N/A
    End of period                             $13.12           $12.87           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        433,104          96,014           48,150             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(274)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.36            $8.00             N/A
    End of period                             $14.72           $13.28           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        459,652          76,673           27,309             N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.27           $10.59             N/A
    End of period                             $14.17           $13.85           $12.27             N/A
  Accumulation units outstanding
  at the end of period                        74,621           35,357           11,504             N/A

JNL/Lazard Mid Cap Value Division(284)

  Accumulation unit value:
    Beginning of period                       $16.31           $13.37            $9.79             N/A
    End of period                             $17.36           $16.31           $13.37             N/A
  Accumulation units outstanding
  at the end of period                        82,755           34,142           19,274             N/A

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.70           $10.67             N/A
    End of period                             $10.81           $10.85           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        455,670          71,649           15,170             N/A

JNL/S&P Core Index 100 Division(289)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12            $8.30             N/A
    End of period                               N/A            $10.25           $10.12             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             27,640             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.38           $12.05             N/A              N/A
    End of period                             $12.31           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        232,522          86,632             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $7.30             N/A
    End of period                               N/A             $9.97            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,517             N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99            $8.84             N/A
    End of period                               N/A            $10.15            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,362             N/A

JNL/MCM DowSM 10 Division(284)

  Accumulation unit value:
    Beginning of period                        $9.21            $9.15            $6.22             N/A
    End of period                              $8.50            $9.21            $9.15             N/A
  Accumulation units outstanding
  at the end of period                       1,366,974         364,716          122,260            N/A

JNL/Putnam Midcap Growth Division(374)

  Accumulation unit value:
    Beginning of period                        $7.30            $6.29            $5.65             N/A
    End of period                              $8.00            $7.30            $6.29             N/A
  Accumulation units outstanding
  at the end of period                        30,584           12,362            9,174             N/A

JNL/T. Rowe Price Value Division(289)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.29            $8.33             N/A
    End of period                             $13.22           $12.73           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        164,189          113,781          33,122             N/A

JNL/FMR Balanced Division(269)

  Accumulation unit value:
    Beginning of period                        $9.82            $9.17            $7.99             N/A
    End of period                             $10.57            $9.82            $9.17             N/A
  Accumulation units outstanding
  at the end of period                        107,825          31,011           20,451             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(281)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54            $6.38             N/A
    End of period                             $12.24           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                        88,653           31,953           18,011             N/A

JNL/Oppenheimer Growth Division(310)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.81            $6.86             N/A
    End of period                              $8.51            $7.97            $7.81             N/A
  Accumulation units outstanding
  at the end of period                         8,496             60               24               N/A

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.38           $12.43             N/A
    End of period                             $17.08           $16.15           $14.38             N/A
  Accumulation units outstanding
  at the end of period                        66,251           12,415            5,044             N/A

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.02            $5.81             N/A
    End of period                             $12.18           $11.30            $9.02             N/A
  Accumulation units outstanding
  at the end of period                       1,285,161         314,305          85,962             N/A

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                       $11.49            $9.63            $6.59             N/A
    End of period                             $10.91           $11.49            $9.63             N/A
  Accumulation units outstanding
  at the end of period                       1,253,129         322,132          110,530            N/A

JNL/MCM Consumer Brands Sector
Division(712)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.13             N/A              N/A
    End of period                              $9.97           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,320            3,949             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(288)

  Accumulation unit value:
    Beginning of period                       $17.67           $16.05           $10.54             N/A
    End of period                             $18.83           $17.67           $16.05             N/A
  Accumulation units outstanding
  at the end of period                        757,261          183,025          59,527             N/A

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                        $5.49            $5.55            $5.33             N/A
    End of period                              $5.50            $5.49            $5.55             N/A
  Accumulation units outstanding
  at the end of period                        76,138            8,977             678              N/A

JNL/MCM Healthcare Sector Division(569)

  Accumulation unit value:
    Beginning of period                       $10.34           $10.45             N/A              N/A
    End of period                             $10.88           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,327            9,343             N/A              N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.50             N/A              N/A
    End of period                             $12.07           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,773            4,538             N/A              N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                       $16.69           $12.80           $12.26             N/A
    End of period                             $22.33           $16.69           $12.80             N/A
  Accumulation units outstanding
  at the end of period                        137,897          12,629             354              N/A

JNL/MCM Communications Sector
Division(548)

  Accumulation unit value:
    Beginning of period                        $4.37            $3.96             N/A              N/A
    End of period                              $4.31            $4.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,199            9,595             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(284)

  Accumulation unit value:
    Beginning of period                        $9.56            $8.30            $6.53             N/A
    End of period                             $12.83            $9.56            $8.30             N/A
  Accumulation units outstanding
  at the end of period                       1,225,536         307,206          91,003             N/A

JNL/AIM Premier Equity II Division(457)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30            $8.70             N/A
    End of period                               N/A             $9.08            $9.30             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,310             N/A

JNL/AIM Small Cap Growth Division(288)

  Accumulation unit value:
    Beginning of period                       $11.63           $11.13            $7.64             N/A
    End of period                             $12.33           $11.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        21,542            1,940            2,836             N/A

JNL/AIM Large Cap Growth Division(303)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.13            $8.17             N/A
    End of period                             $11.43           $10.90           $10.13             N/A
  Accumulation units outstanding
  at the end of period                        62,310           15,884           12,678             N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,243             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,331             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,142             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.12             N/A              N/A
    End of period                             $10.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        67,115            7,340             N/A              N/A

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.47             N/A              N/A
    End of period                             $15.49           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,028,410         136,985            N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.62             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                       3,107,143         234,785            N/A              N/A

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.76             N/A              N/A
    End of period                             $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        618,057          90,543             N/A              N/A

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.03             N/A              N/A
    End of period                             $10.77           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        735,487          101,969            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.98             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        360,571          100,948            N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.22%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.94             N/A              N/A              N/A
    End of period                              $8.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          862              N/A              N/A              N/A

JNL/FMR Capital Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $19.41           $19.03             N/A              N/A
    End of period                             $20.16           $19.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          106              106              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                       $21.28           $19.56             N/A              N/A
    End of period                             $21.91           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,423            3,441             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(729)

  Accumulation unit value:
    Beginning of period                       $11.30           $11.31             N/A              N/A
    End of period                             $11.37           $11.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              297              N/A              N/A

JNL/PPM America High Yield Bond
Division(456)

  Accumulation unit value:
    Beginning of period                         N/A            $14.44           $14.10             N/A
    End of period                               N/A            $14.84           $14.44             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               442              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                       $14.40           $14.41             N/A              N/A
    End of period                             $14.44           $14.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               140              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(729)

  Accumulation unit value:
    Beginning of period                       $17.21           $17.18             N/A              N/A
    End of period                             $17.28           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          274              274              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $23.83           $23.42             N/A              N/A
    End of period                             $24.72           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          287              287              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                       $30.93           $27.88             N/A              N/A
    End of period                             $34.52           $30.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,364            2,249             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $16.18           $15.97             N/A              N/A
    End of period                             $17.77           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          210              210              N/A              N/A

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                       $16.06           $15.74             N/A              N/A
    End of period                             $16.24           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          427              427              N/A              N/A

JNL/Eagle SmallCap Equity Division(517)

  Accumulation unit value:
    Beginning of period                       $18.29           $17.11             N/A              N/A
    End of period                             $18.34           $18.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          835             1,621             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(570)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.09             N/A              N/A
    End of period                             $12.42           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,730            6,435             N/A              N/A

JNL/S&P Managed Growth Division(500)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.52             N/A              N/A
    End of period                             $12.84           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,655           13,327             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.05             N/A              N/A
    End of period                             $12.73           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,421           46,854             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(546)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97             N/A              N/A
    End of period                               N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(442)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $9.47             N/A
    End of period                               N/A            $10.20           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             33,949             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                       $10.26            $9.90             N/A              N/A
    End of period                             $10.47           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,232           14,172             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(517)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.68             N/A              N/A
    End of period                             $13.75           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,761            5,606             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(671)

  Accumulation unit value:
    Beginning of period                        $9.89            $8.60             N/A              N/A
    End of period                             $11.48            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,178            1,505             N/A              N/A

JNL/PIMCO Total Return Bond Division(456)

  Accumulation unit value:
    Beginning of period                       $13.21           $12.93           $12.90             N/A
    End of period                             $13.22           $13.21           $12.93             N/A
  Accumulation units outstanding
  at the end of period                         5,203            5,163             483              N/A

JNL/MCM Small Cap Index Division(600)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.38             N/A              N/A
    End of period                             $13.12           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,001            1,810             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(600)

  Accumulation unit value:
    Beginning of period                       $13.27           $11.59             N/A              N/A
    End of period                             $14.71           $13.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,207            2,089             N/A              N/A

JNL/Lazard Small Cap Value Division(600)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.47             N/A              N/A
    End of period                             $14.16           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,992            2,036             N/A              N/A

JNL/Lazard Mid Cap Value Division(671)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.34             N/A              N/A
    End of period                             $17.35           $16.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          990              995              N/A              N/A

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.82             N/A              N/A
    End of period                             $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,512            4,034             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.05             N/A              N/A
    End of period                             $12.30           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              708              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $9.21            $9.15            $8.05             N/A
    End of period                              $8.49            $9.21            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        13,168           10,090            5,368             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(671)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.52             N/A              N/A
    End of period                             $13.21           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,650            1,656             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(729)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.81             N/A              N/A
    End of period                             $12.24           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          249              249              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.87             N/A              N/A
    End of period                             $17.08           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          212              212              N/A              N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.02            $8.67             N/A
    End of period                             $12.17           $11.30            $9.02             N/A
  Accumulation units outstanding
  at the end of period                         6,073            6,603            5,060             N/A

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                       $11.48            $9.63            $8.55             N/A
    End of period                             $10.90           $11.48            $9.63             N/A
  Accumulation units outstanding
  at the end of period                         2,506            4,252            4,688             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                       $17.66           $16.04           $15.10             N/A
    End of period                             $18.82           $17.66           $16.04             N/A
  Accumulation units outstanding
  at the end of period                         2,970            3,617            2,801             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.21             N/A              N/A
    End of period                             $12.06           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               995              N/A              N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $16.68           $13.90             N/A              N/A
    End of period                             $22.31           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               802              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $9.55            $8.30            $7.75             N/A
    End of period                             $12.82            $9.55            $8.30             N/A
  Accumulation units outstanding
  at the end of period                         5,193            7,285            5,723             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(600)

  Accumulation unit value:
    Beginning of period                       $11.62           $11.06             N/A              N/A
    End of period                             $12.33           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          889              932              N/A              N/A

JNL/AIM Large Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.47             N/A              N/A
    End of period                             $11.43           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,576            3,576             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,605             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.86             N/A              N/A              N/A
    End of period                             $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,251             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,419             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.53             N/A              N/A
    End of period                              $8.09            $7.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,376            4,392             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.35             N/A              N/A              N/A
    End of period                             $24.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          705              N/A              N/A              N/A

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                       $21.39           $19.44             N/A              N/A
    End of period                             $21.32           $21.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,492            1,070             N/A              N/A

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                       $21.23           $19.58           $18.87             N/A
    End of period                             $21.86           $21.23           $19.58             N/A
  Accumulation units outstanding
  at the end of period                         9,825            2,594             539              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.28             N/A              N/A              N/A
    End of period                             $18.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,400             N/A              N/A              N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.29             N/A              N/A
    End of period                             $11.33           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,510            6,925             N/A              N/A

JNL/PPM America High Yield Bond
Division(475)

  Accumulation unit value:
    Beginning of period                         N/A            $14.41           $14.32             N/A
    End of period                               N/A            $14.81           $14.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               426              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                       $14.36           $14.07             N/A              N/A
    End of period                             $14.38           $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,099             957              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(475)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.43           $16.35             N/A
    End of period                             $17.23           $17.17           $16.43             N/A
  Accumulation units outstanding
  at the end of period                        35,037            1,528             373              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                       $23.77           $22.12           $21.26             N/A
    End of period                             $24.66           $23.77           $22.12             N/A
  Accumulation units outstanding
  at the end of period                         1,477            1,485             287              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $30.86           $26.74           $26.25             N/A
    End of period                             $34.43           $30.86           $26.74             N/A
  Accumulation units outstanding
  at the end of period                         2,347            2,102             427              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.55             N/A              N/A              N/A
    End of period                             $17.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                       $16.02           $14.79             N/A              N/A
    End of period                             $16.20           $16.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          299              315              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.22             N/A              N/A
    End of period                             $12.39           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,638            3,137             N/A              N/A

JNL/S&P Managed Growth Division(546)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.35             N/A              N/A
    End of period                             $12.81           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,222           19,100             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(687)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.79             N/A              N/A
    End of period                             $12.70           $11.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,927            1,927             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.71             N/A              N/A
    End of period                             $10.46           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,220           130,484            N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.36             N/A              N/A
    End of period                             $13.74           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,502           12,081             N/A              N/A

JNL/Alliance Capital Growth Division(510)

  Accumulation unit value:
    Beginning of period                        $9.37            $9.05             N/A              N/A
    End of period                              $8.50            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,803             N/A              N/A

JNL/JPMorgan International Value
Division(510)

  Accumulation unit value:
    Beginning of period                        $9.88            $8.39             N/A              N/A
    End of period                             $11.45            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          482             2,433             N/A              N/A

JNL/PIMCO Total Return Bond Division(464)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.91           $12.80             N/A
    End of period                             $13.19           $13.18           $12.91             N/A
  Accumulation units outstanding
  at the end of period                        18,963            4,448            1,344             N/A

JNL/MCM Small Cap Index Division(510)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.42             N/A              N/A
    End of period                             $13.10           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,224           13,470             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(546)

  Accumulation unit value:
    Beginning of period                       $13.26           $11.63             N/A              N/A
    End of period                             $14.70           $13.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,861           10,036             N/A              N/A

JNL/Lazard Small Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.24           $11.93             N/A
    End of period                             $14.14           $13.81           $12.24             N/A
  Accumulation units outstanding
  at the end of period                        14,964            2,262             728              N/A

JNL/Lazard Mid Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                       $16.28           $13.35           $12.97             N/A
    End of period                             $17.32           $16.28           $13.35             N/A
  Accumulation units outstanding
  at the end of period                        14,271            2,931             667              N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.50             N/A              N/A
    End of period                             $10.80           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,024            4,178             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.35           $12.03             N/A              N/A
    End of period                             $12.28           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        127,478           2,414             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(503)

  Accumulation unit value:
    Beginning of period                        $9.19            $9.22             N/A              N/A
    End of period                              $8.48            $9.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        61,438           13,998             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(464)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.28           $10.60             N/A
    End of period                             $13.19           $12.71           $11.28             N/A
  Accumulation units outstanding
  at the end of period                         6,968            8,186            2,092             N/A

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                        $9.80            $9.08             N/A              N/A
    End of period                             $10.55            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,029            1,844             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $10.99            $9.53            $8.99             N/A
    End of period                             $12.22           $10.99            $9.53             N/A
  Accumulation units outstanding
  at the end of period                         5,093            3,819            2,579             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                       $16.14           $14.38           $13.77             N/A
    End of period                             $17.06           $16.14           $14.38             N/A
  Accumulation units outstanding
  at the end of period                         1,960            2,523             443              N/A

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.00            $8.66             N/A
    End of period                             $12.15           $11.28            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        36,520           14,068            1,409             N/A

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                       $11.47            $9.73             N/A              N/A
    End of period                             $10.88           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,928            8,873             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.54             N/A              N/A              N/A
    End of period                              $9.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          303              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(503)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.01             N/A              N/A
    End of period                             $18.78           $17.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,399            5,822             N/A              N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                        $5.48            $4.98             N/A              N/A
    End of period                              $5.49            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,691            1,344             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.06             N/A              N/A              N/A
    End of period                             $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          262              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $16.65           $14.47             N/A              N/A
    End of period                             $22.28           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,273             556              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(503)

  Accumulation unit value:
    Beginning of period                        $9.54            $8.61             N/A              N/A
    End of period                             $12.80            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,255           14,822             N/A              N/A

JNL/AIM Premier Equity II Division(510)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31             N/A              N/A
    End of period                               N/A             $9.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.12           $11.14             N/A
    End of period                             $12.31           $11.61           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         4,257            2,749            1,143             N/A

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.12           $10.06             N/A
    End of period                             $11.42           $10.89           $10.12             N/A
  Accumulation units outstanding
  at the end of period                         2,343            5,604            2,265             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,161             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(938)

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          762              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,591             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.70             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,707             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.63             N/A              N/A              N/A
    End of period                             $15.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,917             N/A              N/A              N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.24             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        373,848          19,203             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,998             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,662             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,325             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.29            $6.22             N/A
    End of period                              $8.09            $7.94            $7.29             N/A
  Accumulation units outstanding
  at the end of period                         5,453            5,147             886              N/A

JNL/FMR Capital Growth Division(377)

  Accumulation unit value:
    Beginning of period                       $19.36           $16.78           $15.00             N/A
    End of period                             $20.09           $19.36           $16.78             N/A
  Accumulation units outstanding
  at the end of period                          33                -                -               N/A

JNL/Select Large Cap Growth Division(523)

  Accumulation unit value:
    Beginning of period                       $24.06           $22.61             N/A              N/A
    End of period                             $24.63           $24.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,856            3,456             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.91             N/A              N/A              N/A
    End of period                             $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          956              N/A              N/A              N/A

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                       $21.22           $19.57           $16.69             N/A
    End of period                             $21.84           $21.22           $19.57             N/A
  Accumulation units outstanding
  at the end of period                         2,631            1,677            1,013             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.39             N/A              N/A              N/A
    End of period                             $19.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          169              N/A              N/A              N/A

JNL/Putnam Value Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $18.30           $17.05           $12.90             N/A
    End of period                             $18.77           $18.30           $17.05             N/A
  Accumulation units outstanding
  at the end of period                          644              613               -               N/A

JNL/Select Money Market Division(380)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.44           $11.53             N/A
    End of period                             $11.32           $11.27           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        14,751            4,673             960              N/A

JNL/PPM America High Yield Bond
Division(313)

  Accumulation unit value:
    Beginning of period                         N/A            $14.40           $13.20             N/A
    End of period                               N/A            $14.80           $14.40             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,994             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                       $14.42           $14.21           $14.49             N/A
    End of period                             $14.44           $14.42           $14.21             N/A
  Accumulation units outstanding
  at the end of period                         2,965            1,943            1,839             N/A

JNL/Salomon Brothers Strategic
Bond Division(326)

  Accumulation unit value:
    Beginning of period                       $17.16           $16.42           $15.98             N/A
    End of period                             $17.22           $17.16           $16.42             N/A
  Accumulation units outstanding
  at the end of period                         4,708            3,429            1,168             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                       $23.76           $22.12           $18.21             N/A
    End of period                             $24.65           $23.76           $22.12             N/A
  Accumulation units outstanding
  at the end of period                         5,542            2,322              -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(282)

  Accumulation unit value:
    Beginning of period                       $30.87           $26.74           $18.45             N/A
    End of period                             $34.43           $30.87           $26.74             N/A
  Accumulation units outstanding
  at the end of period                         7,595            3,341              -               N/A

JNL/JPMorgan International Equity
Division(380)

  Accumulation unit value:
    Beginning of period                       $12.42           $10.92            $9.24             N/A
    End of period                             $13.44           $12.42           $10.92             N/A
  Accumulation units outstanding
  at the end of period                         9,853            3,888             271              N/A

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.71           $13.38             N/A
    End of period                             $17.72           $16.14           $15.71             N/A
  Accumulation units outstanding
  at the end of period                        12,241             580               -               N/A

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $16.02           $15.41           $11.88             N/A
    End of period                             $16.19           $16.02           $15.41             N/A
  Accumulation units outstanding
  at the end of period                         3,260            1,636              -               N/A

JNL/Eagle SmallCap Equity Division(282)

  Accumulation unit value:
    Beginning of period                       $18.23           $15.69           $10.13             N/A
    End of period                             $18.27           $18.23           $15.69             N/A
  Accumulation units outstanding
  at the end of period                           -               693               -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.11            $9.65             N/A
    End of period                             $12.39           $11.90           $11.11             N/A
  Accumulation units outstanding
  at the end of period                        67,608           50,258           19,972             N/A

JNL/S&P Managed Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.19           $10.15             N/A
    End of period                             $12.81           $12.19           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        231,889          203,866          96,541             N/A

JNL/S&P Managed Aggressive Growth
Division(483)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.87           $10.75             N/A
    End of period                             $12.70           $11.97           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        99,742           95,786           23,247             N/A

JNL/S&P Very Aggressive Growth
Division I(483)

  Accumulation unit value:
    Beginning of period                         N/A            $10.49           $10.36             N/A
    End of period                               N/A            $10.67           $10.49             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             48,284             N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A             $9.80            $9.27             N/A
    End of period                               N/A             $9.92            $9.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,554             N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93             N/A              N/A
    End of period                               N/A            $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.53            $7.19             N/A
    End of period                             $10.46           $10.25            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        32,201           22,687           12,199             N/A

JNL/MCM S&P 400 MidCap Index Division(266)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.08            $7.89             N/A
    End of period                             $13.74           $12.54           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        23,142            9,193            3,824             N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                        $9.37            $9.01             N/A              N/A
    End of period                              $8.50            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/JPMorgan International Value
Division(281)

  Accumulation unit value:
    Beginning of period                        $9.87            $8.24            $5.53             N/A
    End of period                             $11.45            $9.87            $8.24             N/A
  Accumulation units outstanding
  at the end of period                        12,637            3,966              -               N/A

JNL/PIMCO Total Return Bond Division(282)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.94           $12.83             N/A
    End of period                             $13.22           $13.22           $12.94             N/A
  Accumulation units outstanding
  at the end of period                        45,897           17,621            3,491             N/A

JNL/MCM Small Cap Index Division(266)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.20            $7.34             N/A
    End of period                             $13.10           $12.86           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        20,431           10,181            1,766             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(266)

  Accumulation unit value:
    Beginning of period                       $13.26           $11.35            $7.98             N/A
    End of period                             $14.69           $13.26           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        26,369           10,681            2,237             N/A

JNL/Lazard Small Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                       $13.82           $12.25            $9.10             N/A
    End of period                             $14.14           $13.82           $12.25             N/A
  Accumulation units outstanding
  at the end of period                         9,448            4,124              -               N/A

JNL/Lazard Mid Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                       $16.27           $13.34           $10.63             N/A
    End of period                             $17.31           $16.27           $13.34             N/A
  Accumulation units outstanding
  at the end of period                         9,506            2,685              -               N/A

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.70           $10.64             N/A
    End of period                             $10.79           $10.84           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        22,851           13,389            1,999             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.02             N/A              N/A
    End of period                             $12.27           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,618            6,218             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(326)

  Accumulation unit value:
    Beginning of period                        $9.19            $9.14            $7.32             N/A
    End of period                              $8.48            $9.19            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        159,515          139,976          79,789             N/A

JNL/Putnam Midcap Growth Division(518)

  Accumulation unit value:
    Beginning of period                        $7.28            $6.63             N/A              N/A
    End of period                              $7.98            $7.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,724            3,018             N/A              N/A

JNL/T. Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.27            $8.02             N/A
    End of period                             $13.18           $12.70           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        31,410           14,820              -               N/A

JNL/FMR Balanced Division(313)

  Accumulation unit value:
    Beginning of period                        $9.79            $9.15            $8.41             N/A
    End of period                             $10.54            $9.79            $9.15             N/A
  Accumulation units outstanding
  at the end of period                        11,484            1,250             312              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(282)

  Accumulation unit value:
    Beginning of period                       $11.02            $9.56            $6.30             N/A
    End of period                             $12.26           $11.02            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        12,971            4,164              -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.18             N/A              N/A              N/A
    End of period                              $8.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,730             N/A              N/A              N/A

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                       $16.13           $14.38           $13.01             N/A
    End of period                             $17.06           $16.13           $14.38             N/A
  Accumulation units outstanding
  at the end of period                         5,216            6,429              -               N/A

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.00            $7.68             N/A
    End of period                             $12.15           $11.28            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        138,059          122,270          72,791             N/A

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.62            $7.38             N/A
    End of period                             $10.88           $11.46            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        131,406          123,953          78,200             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                              $9.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          67               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(352)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.02           $13.06             N/A
    End of period                             $18.78           $17.63           $16.02             N/A
  Accumulation units outstanding
  at the end of period                        74,089           70,697           41,287             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $4.71             N/A              N/A              N/A
    End of period                              $5.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,645             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(545)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.99             N/A              N/A
    End of period                             $10.85           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          597              80               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(716)

  Accumulation unit value:
    Beginning of period                       $16.65           $16.70             N/A              N/A
    End of period                             $22.26           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,845             103              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.06             N/A              N/A              N/A
    End of period                              $4.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,233             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(313)

  Accumulation unit value:
    Beginning of period                        $9.54            $8.30            $7.17             N/A
    End of period                             $12.81            $9.54            $8.30             N/A
  Accumulation units outstanding
  at the end of period                        129,744          142,056          84,563             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.10            $8.22             N/A
    End of period                             $12.30           $11.60           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         7,304             861               -               N/A

JNL/AIM Large Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.12            $8.39             N/A
    End of period                             $11.41           $10.88           $10.12             N/A
  Accumulation units outstanding
  at the end of period                        10,816            6,573            1,264             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,413             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(913)

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,410             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.59             N/A              N/A
    End of period                             $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,673            2,431             N/A              N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.45             N/A              N/A
    End of period                             $15.48           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,048             697              N/A              N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.22             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        164,555           2,368             N/A              N/A

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.77             N/A              N/A
    End of period                             $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,336             368              N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.87             N/A              N/A
    End of period                             $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,350            8,561             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.18             N/A              N/A
    End of period                             $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,704            4,722             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.29            $5.78            $7.40
    End of period                              $8.08            $7.93            $7.29            $5.78
  Accumulation units outstanding
  at the end of period                        59,866           70,353           41,775            5,672

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $19.34           $16.76           $12.64           $16.24
    End of period                             $20.07           $19.34           $16.76           $12.64
  Accumulation units outstanding
  at the end of period                        27,015           12,163            7,867            1,517

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $24.04           $22.02           $16.63           $21.12
    End of period                             $24.60           $24.04           $22.02           $16.63
  Accumulation units outstanding
  at the end of period                        32,642           12,759           16,635             572

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $21.36           $18.88             N/A              N/A
    End of period                             $21.29           $21.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,868             680              N/A              N/A

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                       $21.20           $19.55           $16.45           $17.31
    End of period                             $21.82           $21.20           $19.55           $16.45
  Accumulation units outstanding
  at the end of period                        93,465           47,751           22,991           17,989






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(468)

  Accumulation unit value:
    Beginning of period                       $18.59           $16.82           $16.24             N/A
    End of period                             $19.76           $18.59           $16.82             N/A
  Accumulation units outstanding
  at the end of period                        10,605            8,805             512              N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.25           $17.01           $13.97           $17.41
    End of period                             $18.72           $18.25           $17.01           $13.97
  Accumulation units outstanding
  at the end of period                        17,820           13,553           12,821            9,264

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.26           $11.43           $11.64           $11.73
    End of period                             $11.31           $11.26           $11.43           $11.64
  Accumulation units outstanding
  at the end of period                        269,025          83,929           18,308           12,014

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                         N/A            $14.39           $12.41           $12.49
    End of period                               N/A            $14.79           $14.39           $12.41
  Accumulation units outstanding
  at the end of period                          N/A               -             49,165           12,902

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.34           $14.13           $14.28           $13.22
    End of period                             $14.35           $14.34           $14.13           $14.28
  Accumulation units outstanding
  at the end of period                        54,434           35,109           39,367           34,516

JNL/Salomon Brothers Strategic
Bond Division(147)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.41           $14.78           $13.95
    End of period                             $17.20           $17.15           $16.41           $14.78
  Accumulation units outstanding
  at the end of period                        75,921           34,730           14,314            6,804






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                       $23.74           $22.10           $17.31           $19.09
    End of period                             $24.62           $23.74           $22.10           $17.31
  Accumulation units outstanding
  at the end of period                        102,112          52,795           26,525            8,443

JNL/T. Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                       $30.81           $26.70           $19.71           $25.21
    End of period                             $34.37           $30.81           $26.70           $19.71
  Accumulation units outstanding
  at the end of period                        103,655          70,243           23,086            5,739

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.41           $10.91            $8.68           $11.35
    End of period                             $13.43           $12.41           $10.91            $8.68
  Accumulation units outstanding
  at the end of period                        33,856           33,661            9,655            1,703

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $16.12           $15.70           $11.87           $16.55
    End of period                             $17.70           $16.12           $15.70           $11.87
  Accumulation units outstanding
  at the end of period                        16,389           11,174           17,663            1,254

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                       $16.01           $15.40           $12.65           $15.81
    End of period                             $16.18           $16.01           $15.40           $12.65
  Accumulation units outstanding
  at the end of period                        43,949           35,097           27,520           12,499

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.23           $15.69           $11.47           $15.79
    End of period                             $18.27           $18.23           $15.69           $11.47
  Accumulation units outstanding
  at the end of period                        77,855           51,332           22,745            8,555






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.12            $9.65           $10.64
    End of period                             $12.38           $11.90           $11.12            $9.65
  Accumulation units outstanding
  at the end of period                        664,050          526,278          243,201          50,843

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.19            $9.40           $10.66
    End of period                             $12.80           $12.18           $11.19            $9.40
  Accumulation units outstanding
  at the end of period                        686,434          663,166          179,580          114,892

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.87            $8.77           $10.76
    End of period                             $12.69           $11.97           $10.87            $8.77
  Accumulation units outstanding
  at the end of period                        320,872          329,361          60,086            9,117

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A            $10.48            $8.21           $10.51
    End of period                               N/A            $10.66           $10.48            $8.21
  Accumulation units outstanding
  at the end of period                          N/A               -             18,947            1,646

JNL/S&P Equity Growth Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A             $9.79            $7.73            $9.90
    End of period                               N/A             $9.92            $9.79            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -             29,882           18,678

JNL/S&P Equity Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $7.88           $10.08
    End of period                               N/A            $10.17           $10.01            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -              4,994            2,761






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.52            $7.62            $9.66
    End of period                             $10.46           $10.25            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        534,129          358,631          98,632           31,716

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.08            $8.42           $10.80
    End of period                             $13.73           $12.54           $11.08            $8.42
  Accumulation units outstanding
  at the end of period                        241,903          175,863          39,462           19,998

JNL/Alliance Capital Growth Division(106)

  Accumulation unit value:
    Beginning of period                        $9.36            $9.01            $7.41            $9.53
    End of period                              $8.49            $9.36            $9.01            $7.41
  Accumulation units outstanding
  at the end of period                           -             22,195           11,925            2,860

JNL/JPMorgan International Value
Division(248)

  Accumulation unit value:
    Beginning of period                        $9.87            $8.24            $6.04            $6.04
    End of period                             $11.44            $9.87            $8.24            $6.04
  Accumulation units outstanding
  at the end of period                        135,945          101,798          23,206             310

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.17           $12.90           $12.59           $12.04
    End of period                             $13.17           $13.17           $12.90           $12.59
  Accumulation units outstanding
  at the end of period                        294,910          162,800          77,284           38,876

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.20            $7.85           $10.52
    End of period                             $13.10           $12.85           $11.20            $7.85
  Accumulation units outstanding
  at the end of period                        295,636          173,718          33,076           16,696






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                       $13.26           $11.35            $8.45           $10.67
    End of period                             $14.69           $13.26           $11.35            $8.45
  Accumulation units outstanding
  at the end of period                        193,469          141,517          34,526           15,103

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.80           $12.23            $9.01           $11.82
    End of period                             $14.12           $13.80           $12.23            $9.01
  Accumulation units outstanding
  at the end of period                        112,398          94,383           33,798            8,943

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $16.26           $13.33           $10.58           $12.99
    End of period                             $17.30           $16.26           $13.33           $10.58
  Accumulation units outstanding
  at the end of period                        191,628          152,571          53,281            9,524

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.69           $10.62           $10.13
    End of period                             $10.79           $10.83           $10.69           $10.62
  Accumulation units outstanding
  at the end of period                        193,616          123,909          37,051           11,145

JNL/S&P Core Index 100 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $8.47            $9.71
    End of period                               N/A              N/A            $10.11            $8.47
  Accumulation units outstanding
  at the end of period                          N/A              N/A            100,106          79,351

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.01             N/A              N/A
    End of period                             $12.26           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        230,151          161,053            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $7.67            $9.74
    End of period                               N/A             $9.95            $9.82            $7.67
  Accumulation units outstanding
  at the end of period                          N/A               -             13,556           13,621

JNL/S&P Core Index 75 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98            $8.07            $9.66
    End of period                               N/A            $10.13            $9.98            $8.07
  Accumulation units outstanding
  at the end of period                          N/A               -              7,655            1,644

JNL/MCM DowSM 10 Division(106)

  Accumulation unit value:
    Beginning of period                        $9.19            $9.13            $7.43            $8.88
    End of period                              $8.47            $9.19            $9.13            $7.43
  Accumulation units outstanding
  at the end of period                        562,319          421,786          160,200          29,155

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.28            $6.28            $4.81            $6.52
    End of period                              $7.98            $7.28            $6.28            $4.81
  Accumulation units outstanding
  at the end of period                        33,445           24,808           14,351            7,001

JNL/T. Rowe Price Value Division(106)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.27            $8.88           $11.06
    End of period                             $13.18           $12.70           $11.27            $8.88
  Accumulation units outstanding
  at the end of period                        272,339          191,801          39,629           26,115

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                        $9.79            $9.15            $8.23            $9.02
    End of period                             $10.54            $9.79            $9.15            $8.23
  Accumulation units outstanding
  at the end of period                        110,499          66,687           31,160            4,112






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $10.99            $9.53            $6.93            $9.11
    End of period                             $12.22           $10.99            $9.53            $6.93
  Accumulation units outstanding
  at the end of period                        95,808           60,827           23,659            5,575

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.80            $6.78            $8.53
    End of period                              $8.49            $7.95            $7.80            $6.78
  Accumulation units outstanding
  at the end of period                        41,600           27,038           18,762            3,085

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.39           $10.63             N/A
    End of period                             $17.07           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                        72,323           50,703            8,299             N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.00            $6.91            $8.11
    End of period                             $12.14           $11.27            $9.00            $6.91
  Accumulation units outstanding
  at the end of period                        459,467          354,283          99,057           19,941

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.61            $7.40            $9.05
    End of period                             $10.87           $11.46            $9.61            $7.40
  Accumulation units outstanding
  at the end of period                        466,812          384,239          108,714          34,391

JNL/MCM Consumer Brands Sector
Division(537)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.58             N/A              N/A
    End of period                              $9.94           $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,508            5,945             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.01           $11.06           $13.29
    End of period                             $18.77           $17.62           $16.01           $11.06
  Accumulation units outstanding
  at the end of period                        339,977          226,073          56,641           14,164

JNL/MCM Technology Sector Division(522)

  Accumulation unit value:
    Beginning of period                        $5.48            $5.50             N/A              N/A
    End of period                              $5.48            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,787           10,964             N/A              N/A

JNL/MCM Healthcare Sector Division(531)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.68             N/A              N/A
    End of period                             $10.85           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,278           36,257             N/A              N/A

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.68             N/A              N/A
    End of period                             $12.03           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,160           17,838             N/A              N/A

JNL/MCM Oil & Gas Sector Division(522)

  Accumulation unit value:
    Beginning of period                       $16.64           $13.37             N/A              N/A
    End of period                             $22.26           $16.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,953          43,813             N/A              N/A

JNL/MCM Communications Sector
Division(539)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.01             N/A              N/A
    End of period                              $4.30            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,168            7,222             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(137)

  Accumulation unit value:
    Beginning of period                        $9.53            $8.29            $7.13            $9.26
    End of period                             $12.79            $9.53            $8.29            $7.13
  Accumulation units outstanding
  at the end of period                        435,551          348,651          105,954          26,507

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                         N/A             $9.26            $7.72           $10.26
    End of period                               N/A             $9.03            $9.26            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -             16,336            1,241

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.11            $8.21           $10.97
    End of period                             $12.31           $11.61           $11.11            $8.21
  Accumulation units outstanding
  at the end of period                        32,247           26,295           27,118            1,762

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.12            $7.96           $10.17
    End of period                             $11.41           $10.88           $10.12            $7.96
  Accumulation units outstanding
  at the end of period                        111,929          99,055           22,578            2,955

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,565             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(856)

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,736             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(856)

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,165             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.77             N/A              N/A
    End of period                             $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,835            2,589             N/A              N/A

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.57             N/A              N/A
    End of period                             $15.48           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        189,656          22,896             N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        879,835          63,914             N/A              N/A

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.41             N/A              N/A
    End of period                             $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,075           15,234             N/A              N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.18             N/A              N/A
    End of period                             $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        229,928           7,640             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.96             N/A              N/A
    End of period                             $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,390            1,437             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.29            $5.77            $7.56
    End of period                              $8.08            $7.93            $7.29            $5.77
  Accumulation units outstanding
  at the end of period                         3,475            4,705              -                -

JNL/FMR Capital Growth Division(72)

  Accumulation unit value:
    Beginning of period                       $19.32           $16.75           $12.63           $16.57
    End of period                             $20.05           $19.32           $16.75           $12.63
  Accumulation units outstanding
  at the end of period                          395              422              207               -

JNL/Select Large Cap Growth Division(72)

  Accumulation unit value:
    Beginning of period                       $24.01           $22.00           $16.61           $23.14
    End of period                             $24.57           $24.01           $22.00           $16.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                       $21.18           $19.54           $19.53             N/A
    End of period                             $21.80           $21.18           $19.54             N/A
  Accumulation units outstanding
  at the end of period                          746              791              267              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(72)

  Accumulation unit value:
    Beginning of period                       $18.23           $16.99           $13.96           $18.21
    End of period                             $18.70           $18.23           $16.99           $13.96
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                       $11.23           $11.40           $11.61           $11.73
    End of period                             $11.28           $11.23           $11.40           $11.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/PPM America High Yield Bond
Division(72)

  Accumulation unit value:
    Beginning of period                         N/A            $14.38           $12.40           $12.48
    End of period                               N/A            $14.77           $14.38           $12.40
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                       $14.33           $14.12           $14.27           $13.06
    End of period                             $14.34           $14.33           $14.12           $14.27
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                       $23.71           $22.08           $22.05             N/A
    End of period                             $24.60           $23.71           $22.08             N/A
  Accumulation units outstanding
  at the end of period                          432              447              158              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(72)

  Accumulation unit value:
    Beginning of period                       $30.78           $26.68           $19.69           $25.64
    End of period                             $34.34           $30.78           $26.68           $19.69
  Accumulation units outstanding
  at the end of period                          227              240               -                -

JNL/JPMorgan International Equity
Division(72)

  Accumulation unit value:
    Beginning of period                       $12.40           $10.90            $8.68           $11.13
    End of period                             $13.41           $12.40           $10.90            $8.68
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Alger Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $16.11           $15.69           $11.86           $16.09
    End of period                             $17.68           $16.11           $15.69           $11.86
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(104)

  Accumulation unit value:
    Beginning of period                       $18.21           $15.68           $11.46           $15.72
    End of period                             $18.25           $18.21           $15.68           $11.46
  Accumulation units outstanding
  at the end of period                           -                -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(99)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.10            $9.64           $10.71
    End of period                             $12.37           $11.89           $11.10            $9.64
  Accumulation units outstanding
  at the end of period                        17,513            3,685              -                -

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.18            $9.40           $11.01
    End of period                             $12.79           $12.18           $11.18            $9.40
  Accumulation units outstanding
  at the end of period                         6,829            9,105              -                -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $11.96           $10.86            $8.76           $11.08
    End of period                             $12.68           $11.96           $10.86            $8.76
  Accumulation units outstanding
  at the end of period                        35,496           37,302              -                -

JNL/S&P Very Aggressive Growth
Division I(96)

  Accumulation unit value:
    Beginning of period                         N/A            $10.48            $8.21           $10.78
    End of period                               N/A            $10.65           $10.48            $8.21
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(79)

  Accumulation unit value:
    Beginning of period                         N/A             $9.79            $7.73           $10.32
    End of period                               N/A             $9.91            $9.79            $7.73
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(79)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $7.88           $10.51
    End of period                               N/A            $10.16           $10.01            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.52            $7.62            $9.64
    End of period                             $10.45           $10.25            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                         3,846            4,862             549               -

JNL/MCM S&P 400 MidCap Index Division(99)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.08            $8.42           $10.75
    End of period                             $13.72           $12.54           $11.08            $8.42
  Accumulation units outstanding
  at the end of period                          573              611               -                -

JNL/Alliance Capital Growth Division(80)

  Accumulation unit value:
    Beginning of period                        $9.36            $9.00            $7.41           $10.37
    End of period                              $8.48            $9.36            $9.00            $7.41
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(73)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.89           $12.58           $11.92
    End of period                             $13.16           $13.16           $12.89           $12.58
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM Small Cap Index Division(99)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.19            $7.85           $10.57
    End of period                             $13.09           $12.85           $11.19            $7.85
  Accumulation units outstanding
  at the end of period                          564              602               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(72)

  Accumulation unit value:
    Beginning of period                       $13.25           $11.35            $8.45           $10.35
    End of period                             $14.68           $13.25           $11.35            $8.45
  Accumulation units outstanding
  at the end of period                          543              579               -                -

JNL/Lazard Small Cap Value Division(72)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.23            $9.01           $11.75
    End of period                             $14.11           $13.79           $12.23            $9.01
  Accumulation units outstanding
  at the end of period                          756              795              282               -

JNL/Lazard Mid Cap Value Division(72)

  Accumulation unit value:
    Beginning of period                       $16.25           $13.33           $10.58           $13.21
    End of period                             $17.28           $16.25           $13.33           $10.58
  Accumulation units outstanding
  at the end of period                          238              251              261               -

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.75             N/A              N/A
    End of period                             $10.78           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          961             1,041             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.33           $12.01             N/A              N/A
    End of period                             $12.25           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          315              340              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(78)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $7.67           $10.15
    End of period                               N/A             $9.95            $9.82            $7.67
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(72)

  Accumulation unit value:
    Beginning of period                        $9.18            $9.13            $7.43            $9.28
    End of period                              $8.47            $9.18            $9.13            $7.43
  Accumulation units outstanding
  at the end of period                        14,703            6,038              -                -

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                        $7.28            $6.28            $4.81            $6.58
    End of period                              $7.98            $7.28            $6.28            $4.81
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Value Division(73)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.27            $8.88           $11.45
    End of period                             $13.17           $12.69           $11.27            $8.88
  Accumulation units outstanding
  at the end of period                         3,794            2,067              -                -

JNL/FMR Balanced Division(73)

  Accumulation unit value:
    Beginning of period                        $9.79            $9.15            $8.23            $9.10
    End of period                             $10.54            $9.79            $9.15            $8.23
  Accumulation units outstanding
  at the end of period                          584              591               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(104)

  Accumulation unit value:
    Beginning of period                       $10.98            $9.53            $6.93            $8.90
    End of period                             $12.21           $10.98            $9.53            $6.93
  Accumulation units outstanding
  at the end of period                          267              271               -                -

JNL/Oppenheimer Growth Division(73)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.80            $6.77            $8.90
    End of period                              $8.48            $7.95            $7.80            $6.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
    Beginning of period                       $11.26            $9.34             N/A              N/A
    End of period                             $12.13           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,617            5,450             N/A              N/A

JNL/MCM 25 Division(616)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.21             N/A              N/A
    End of period                             $10.87           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,235            5,047             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(616)

  Accumulation unit value:
    Beginning of period                       $17.61           $15.18             N/A              N/A
    End of period                             $18.75           $17.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,890            3,110             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,377             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $17.80             N/A              N/A              N/A
    End of period                             $22.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          686              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(616)

  Accumulation unit value:
    Beginning of period                        $9.53            $8.17             N/A              N/A
    End of period                             $12.78            $9.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,022            6,296             N/A              N/A

JNL/AIM Premier Equity II Division(80)

  Accumulation unit value:
    Beginning of period                         N/A             $9.26            $7.72           $10.78
    End of period                               N/A             $9.03            $9.26            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.11            $8.21           $10.79
    End of period                             $12.30           $11.60           $11.11           $11.11
  Accumulation units outstanding
  at the end of period                          853              876              311               -

JNL/AIM Large Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.12            $7.96            $9.82
    End of period                             $11.41           $10.88           $10.12            $7.96
  Accumulation units outstanding
  at the end of period                         1,241            1,291             686               -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,462             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A
    End of period                             $15.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,239             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.28             N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.28%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $30.75           $28.35             N/A              N/A
    End of period                             $34.30           $30.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          59               62               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $13.15           $13.15             N/A              N/A
    End of period                             $13.16           $13.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          106              100              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $12.31           $12.12             N/A              N/A
    End of period                             $12.24           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          114              108              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.09             N/A              N/A
    End of period                             $12.12           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          84               87               N/A              N/A

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.60             N/A              N/A
    End of period                             $10.86           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          134              124              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(692)

  Accumulation unit value:
    Beginning of period                       $16.62           $16.00             N/A              N/A
    End of period                             $22.23           $16.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               55               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.24             N/A              N/A
    End of period                              $8.06            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,004            4,203             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(505)

  Accumulation unit value:
    Beginning of period                       $23.95           $22.41             N/A              N/A
    End of period                             $24.51           $23.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          507             4,206             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.14             N/A              N/A              N/A
    End of period                             $21.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          94               N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $21.13           $19.50           $16.41           $17.92
    End of period                             $21.74           $21.13           $19.50           $16.41
  Accumulation units outstanding
  at the end of period                         9,305           12,197            6,278            2,250






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.48             N/A              N/A              N/A
    End of period                             $19.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          935              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $17.51             N/A              N/A              N/A
    End of period                             $18.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.40           $11.61           $11.71
    End of period                             $11.27           $11.22           $11.40           $11.61
  Accumulation units outstanding
  at the end of period                         1,451             965              965             1,209

JNL/PPM America High Yield Bond
Division(166)

  Accumulation unit value:
    Beginning of period                         N/A            $14.35           $12.37           $11.67
    End of period                               N/A            $14.74           $14.35           $12.37
  Accumulation units outstanding
  at the end of period                          N/A               -              1,220            1,066

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $14.30           $14.09           $14.24           $13.18
    End of period                             $14.30           $14.30           $14.09           $14.24
  Accumulation units outstanding
  at the end of period                         4,948            9,058            5,521            4,102

JNL/Salomon Brothers Strategic
Bond Division(166)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.36           $14.74           $13.87
    End of period                             $17.14           $17.09           $16.36           $14.74
  Accumulation units outstanding
  at the end of period                         4,140            4,056             421             1,006






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                       $23.66           $22.03           $17.27           $17.49
    End of period                             $24.53           $23.66           $22.03           $17.27
  Accumulation units outstanding
  at the end of period                         6,854            4,431            1,430             697

JNL/T. Rowe Price Mid-Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                       $30.71           $26.62           $19.65           $19.26
    End of period                             $34.24           $30.71           $26.62           $19.65
  Accumulation units outstanding
  at the end of period                         1,626            4,639             521              148

JNL/JPMorgan International Equity
Division(244)

  Accumulation unit value:
    Beginning of period                       $12.36           $10.87            $8.66            $8.59
    End of period                             $13.37           $12.36           $10.87            $8.66
  Accumulation units outstanding
  at the end of period                           -               20              3,143             10

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $15.58             N/A              N/A              N/A
    End of period                             $17.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $15.96           $15.36           $12.62           $15.97
    End of period                             $16.12           $15.96           $15.36           $12.62
  Accumulation units outstanding
  at the end of period                         1,989            6,782             545             1,314

JNL/Eagle SmallCap Equity Division(385)

  Accumulation unit value:
    Beginning of period                       $18.17           $15.65           $13.28             N/A
    End of period                             $18.21           $18.17           $15.65             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.08            $9.63           $10.68
    End of period                             $12.34           $11.87           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        146,263          62,735            8,599            7,271

JNL/S&P Managed Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.16            $9.38           $10.91
    End of period                             $12.76           $12.16           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        116,278          122,720          48,518           16,942

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.85            $8.75           $10.79
    End of period                             $12.66           $11.94           $10.85            $8.75
  Accumulation units outstanding
  at the end of period                        46,939           53,672            1,649            2,495

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                         N/A            $10.76             N/A              N/A
    End of period                               N/A            $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(239)

  Accumulation unit value:
    Beginning of period                         N/A             $9.77            $7.72            $7.99
    End of period                               N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -              2,436           12,766

JNL/S&P Equity Aggressive Growth
Division I(505)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20             N/A              N/A
    End of period                               N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                       $10.24            $9.52            $7.62            $9.66
    End of period                             $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        35,645           34,523            8,104            2,599

JNL/MCM S&P 400 MidCap Index Division(256)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.07            $8.27             N/A
    End of period                             $13.71           $12.53           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        30,175           21,663            4,699             N/A

JNL/Alliance Capital Growth Division(385)

  Accumulation unit value:
    Beginning of period                        $9.34            $8.99            $8.20             N/A
    End of period                              $8.47            $9.34            $8.99             N/A
  Accumulation units outstanding
  at the end of period                           -              9,256            7,044             N/A

JNL/JPMorgan International Value
Division(444)

  Accumulation unit value:
    Beginning of period                        $9.84            $8.22            $7.53             N/A
    End of period                             $11.41            $9.84            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        12,915           16,384            3,765             N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.87           $12.57           $11.94
    End of period                             $13.14           $13.14           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                        23,889           26,162            6,664            1,983

JNL/MCM Small Cap Index Division(256)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.19            $7.78             N/A
    End of period                             $13.08           $12.84           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        27,806           17,205            4,638             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(256)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.34            $8.28             N/A
    End of period                             $14.67           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        12,888            9,710            4,638             N/A

JNL/Lazard Small Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                       $13.77           $12.21            $9.00            $9.17
    End of period                             $14.08           $13.77           $12.21            $9.00
  Accumulation units outstanding
  at the end of period                         3,278            8,166            5,374             310

JNL/Lazard Mid Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                       $16.22           $13.31           $10.56           $10.47
    End of period                             $17.25           $16.22           $13.31           $10.56
  Accumulation units outstanding
  at the end of period                         6,790           12,067            1,094             280

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.69           $10.62           $10.30
    End of period                             $10.77           $10.82           $10.69           $10.62
  Accumulation units outstanding
  at the end of period                        15,047            8,911            4,506             966

JNL/S&P Core Index 100 Division(483)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11           $10.01             N/A
    End of period                               N/A            $10.23           $10.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             12,624             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.99             N/A              N/A
    End of period                             $12.23           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,008            3,762             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(510)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94             N/A              N/A
    End of period                               N/A             $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(525)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26             N/A              N/A
    End of period                               N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(188)

  Accumulation unit value:
    Beginning of period                        $9.17            $9.12            $7.42            $6.97
    End of period                              $8.45            $9.17            $9.12            $7.42
  Accumulation units outstanding
  at the end of period                        35,092           29,531           10,845             817

JNL/Putnam Midcap Growth Division(428)

  Accumulation unit value:
    Beginning of period                        $7.27            $6.27            $6.04             N/A
    End of period                              $7.96            $7.27            $6.27             N/A
  Accumulation units outstanding
  at the end of period                         3,174            4,838            1,530             N/A

JNL/T. Rowe Price Value Division(166)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.26            $8.87            $8.86
    End of period                             $13.15           $12.68           $11.26            $8.87
  Accumulation units outstanding
  at the end of period                         9,255           14,339            8,303            1,443

JNL/FMR Balanced Division(166)

  Accumulation unit value:
    Beginning of period                        $9.78            $9.14            $8.23            $8.35
    End of period                             $10.52            $9.78            $9.14            $8.23
  Accumulation units outstanding
  at the end of period                         4,459            4,640              -               739






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(244)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.51            $6.93            $6.92
    End of period                             $12.18           $10.96            $9.51            $6.93
  Accumulation units outstanding
  at the end of period                         3,754            2,085            1,133             12

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.39             N/A              N/A              N/A
    End of period                              $8.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,680             N/A              N/A              N/A

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                       $16.14           $14.55             N/A              N/A
    End of period                             $17.06           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,492            2,148             N/A              N/A

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.00            $6.04             N/A
    End of period                             $12.14           $11.27            $9.00             N/A
  Accumulation units outstanding
  at the end of period                        31,947           23,832            8,321             N/A

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.62            $6.80             N/A
    End of period                             $10.87           $11.46            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        27,240           25,017            8,429             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                              $9.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(279)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.01           $10.42             N/A
    End of period                             $18.76           $17.62           $16.01             N/A
  Accumulation units outstanding
  at the end of period                        17,418           14,458            5,401             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(501)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.43             N/A              N/A
    End of period                             $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,884             959              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                       $16.61           $13.99             N/A              N/A
    End of period                             $22.20           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,867             122              N/A              N/A

JNL/MCM Communications Sector
Division(718)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.33             N/A              N/A
    End of period                              $4.29            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,536             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(279)

  Accumulation unit value:
    Beginning of period                        $9.54            $8.29            $6.64             N/A
    End of period                             $12.79            $9.54            $8.29             N/A
  Accumulation units outstanding
  at the end of period                        26,272           25,512            9,463             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(244)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.09            $8.20            $8.16
    End of period                             $12.27           $11.58           $11.09            $8.20
  Accumulation units outstanding
  at the end of period                          136             2,366            3,604             10

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.11           $10.05             N/A
    End of period                             $11.39           $10.87           $10.11             N/A
  Accumulation units outstanding
  at the end of period                         2,252            6,925             984              N/A

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          781              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(915)

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,150             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(915)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,187             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.44             N/A              N/A
    End of period                             $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,666             929              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.30             N/A              N/A              N/A
    End of period                             $15.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,549             N/A              N/A              N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.65             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,490           9,787             N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.86             N/A              N/A
    End of period                             $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,962           11,430             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,887             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,529             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.28            $5.77            $7.00
    End of period                              $8.06            $7.91            $7.28            $5.77
  Accumulation units outstanding
  at the end of period                           -              7,287            1,299              -

JNL/FMR Capital Growth Division(180)

  Accumulation unit value:
    Beginning of period                       $19.26           $16.71           $12.60           $12.75
    End of period                             $19.99           $19.26           $16.71           $12.60
  Accumulation units outstanding
  at the end of period                         5,329             10                -                -

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                       $23.94           $21.94           $16.57           $16.83
    End of period                             $24.49           $23.94           $21.94           $16.57
  Accumulation units outstanding
  at the end of period                         3,814            1,181              -                -

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                       $21.28           $19.36             N/A              N/A
    End of period                             $21.20           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,835            1,929             N/A              N/A

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                       $21.12           $19.49           $16.40           $17.66
    End of period                             $21.73           $21.12           $19.49           $16.40
  Accumulation units outstanding
  at the end of period                        19,345           13,521             136               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.76           $13.48           $16.11
    End of period                             $19.68           $18.52           $16.76           $13.48
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                       $18.18           $16.95           $13.92           $16.74
    End of period                             $18.64           $18.18           $16.95           $13.92
  Accumulation units outstanding
  at the end of period                         1,034             42               43                -

JNL/Select Money Market Division(147)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.39           $11.60           $11.68
    End of period                             $11.26           $11.22           $11.39           $11.60
  Accumulation units outstanding
  at the end of period                         5,084            5,319              -                -

JNL/PPM America High Yield Bond
Division(97)

  Accumulation unit value:
    Beginning of period                         N/A            $14.34           $12.37           $12.51
    End of period                               N/A            $14.73           $14.34           $12.37
  Accumulation units outstanding
  at the end of period                          N/A               -               393               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                       $14.29           $14.08           $14.24           $13.13
    End of period                             $14.29           $14.29           $14.08           $14.24
  Accumulation units outstanding
  at the end of period                        16,846            4,775              -                -

JNL/Salomon Brothers Strategic
Bond Division(97)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.35           $14.74           $14.28
    End of period                             $17.13           $17.08           $16.35           $14.74
  Accumulation units outstanding
  at the end of period                        22,218            4,537             503               -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                       $23.65           $22.02           $17.26           $22.25
    End of period                             $24.52           $23.65           $22.02           $17.26
  Accumulation units outstanding
  at the end of period                        13,311            1,884             435               -

JNL/T. Rowe Price Mid-Cap Growth
Division(102)

  Accumulation unit value:
    Beginning of period                       $30.70           $26.61           $19.65           $25.19
    End of period                             $34.23           $30.70           $26.61           $19.65
  Accumulation units outstanding
  at the end of period                        12,524            8,288            1,498              -

JNL/JPMorgan International Equity
Division(109)

  Accumulation unit value:
    Beginning of period                       $12.36           $10.87            $8.66           $11.06
    End of period                             $13.37           $12.36           $10.87            $8.66
  Accumulation units outstanding
  at the end of period                         4,798            2,295             53                -

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                       $16.06           $15.65           $11.84           $14.64
    End of period                             $17.63           $16.06           $15.65           $11.84
  Accumulation units outstanding
  at the end of period                         2,706            1,646             102               -

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                       $15.95           $15.35           $12.61           $15.84
    End of period                             $16.12           $15.95           $15.35           $12.61
  Accumulation units outstanding
  at the end of period                         6,730            7,098            1,030              -

JNL/Eagle SmallCap Equity Division(102)

  Accumulation unit value:
    Beginning of period                       $18.16           $15.65           $11.44           $15.96
    End of period                             $18.20           $18.16           $15.65           $11.44
  Accumulation units outstanding
  at the end of period                        16,109            2,805            1,662              -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.08            $9.63           $10.83
    End of period                             $12.34           $11.86           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        236,771          100,647           2,545            1,782

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.16            $9.38           $11.09
    End of period                             $12.76           $12.15           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        50,038           17,539            2,965              -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.84            $8.75            $8.40
    End of period                             $12.65           $11.93           $10.84            $8.75
  Accumulation units outstanding
  at the end of period                        15,810            9,460              -                -

JNL/S&P Very Aggressive Growth
Division I(306)

  Accumulation unit value:
    Beginning of period                         N/A            $10.46            $7.98             N/A
    End of period                               N/A            $10.63           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(134)

  Accumulation unit value:
    Beginning of period                         N/A             $9.77            $7.72            $9.15
    End of period                               N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -               424               -

JNL/S&P Equity Aggressive Growth
Division I(335)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99            $8.44             N/A
    End of period                               N/A            $10.14            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               322              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                       $10.24            $9.52            $7.62            $9.84
    End of period                             $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                        59,064           60,156             458              486

JNL/MCM S&P 400 MidCap Index Division(132)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.07            $8.42           $10.09
    End of period                             $13.71           $12.53           $11.07            $8.42
  Accumulation units outstanding
  at the end of period                        29,132           28,661              -                -

JNL/Alliance Capital Growth Division(162)

  Accumulation unit value:
    Beginning of period                        $9.34            $8.99            $7.40            $7.68
    End of period                              $8.47            $9.34            $8.99            $7.40
  Accumulation units outstanding
  at the end of period                           -              3,696              -                -

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                        $9.84            $8.22            $5.79             N/A
    End of period                             $11.40            $9.84            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        46,110            9,324            1,094             N/A

JNL/PIMCO Total Return Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.87           $12.57           $12.07
    End of period                             $13.13           $13.13           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                        59,562           16,252             556               -

JNL/MCM Small Cap Index Division(132)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.19            $7.85            $9.69
    End of period                             $13.08           $12.84           $11.19            $7.85
  Accumulation units outstanding
  at the end of period                        35,511           30,423              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(132)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.34            $8.45           $10.17
    End of period                             $14.66           $13.24           $11.34            $8.45
  Accumulation units outstanding
  at the end of period                        26,749           37,235              -                -

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.20            $9.00           $11.08
    End of period                             $14.07           $13.76           $12.20            $9.00
  Accumulation units outstanding
  at the end of period                        15,897           13,789            3,697              -

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                       $16.21           $13.30           $10.56           $12.47
    End of period                             $17.24           $16.21           $13.30           $10.56
  Accumulation units outstanding
  at the end of period                        29,762           24,676            3,548              -

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.68           $10.62           $10.05
    End of period                             $10.77           $10.82           $10.68           $10.62
  Accumulation units outstanding
  at the end of period                        28,800           25,892              -                -

JNL/S&P Core Index 100 Division(174)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $8.47            $8.82
    End of period                               N/A            $10.23           $10.10            $8.47
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.98             N/A              N/A
    End of period                             $12.23           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,286           12,343             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                         N/A             $9.81            $7.67            $7.86
    End of period                               N/A             $9.94            $9.81            $7.67
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98            $7.79             N/A
    End of period                               N/A            $10.12            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/MCM DowSM 10 Division(109)

  Accumulation unit value:
    Beginning of period                        $9.17            $9.12            $7.42            $8.79
    End of period                              $8.45            $9.17            $9.12            $7.42
  Accumulation units outstanding
  at the end of period                        162,771          136,524            42                -

JNL/Putnam Midcap Growth Division(109)

  Accumulation unit value:
    Beginning of period                        $7.27            $6.27            $4.81            $6.20
    End of period                              $7.96            $7.27            $6.27            $4.81
  Accumulation units outstanding
  at the end of period                        22,728           15,195              -                -

JNL/T. Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.26            $8.87           $11.38
    End of period                             $13.15           $12.68           $11.26            $8.87
  Accumulation units outstanding
  at the end of period                        23,506           16,033             411               -

JNL/FMR Balanced Division(97)

  Accumulation unit value:
    Beginning of period                        $9.77            $9.14            $8.22            $9.06
    End of period                             $10.52            $9.77            $9.14            $8.22
  Accumulation units outstanding
  at the end of period                         9,357            1,987              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(147)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.52            $6.93            $8.18
    End of period                             $12.19           $10.97            $9.52            $6.93
  Accumulation units outstanding
  at the end of period                        13,926           13,788            1,173              -

JNL/Oppenheimer Growth Division(147)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.80            $6.77            $7.94
    End of period                              $8.47            $7.94            $7.80            $6.77
  Accumulation units outstanding
  at the end of period                          431              462               -                -

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                       $16.12           $14.37           $12.09             N/A
    End of period                             $17.03           $16.12           $14.37             N/A
  Accumulation units outstanding
  at the end of period                         7,638            2,906              -               N/A

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                       $11.25            $8.98            $6.90            $8.41
    End of period                             $12.11           $11.25            $8.98            $6.90
  Accumulation units outstanding
  at the end of period                        141,628          107,799            44                -

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.60            $7.39            $9.04
    End of period                             $10.84           $11.43            $9.60            $7.39
  Accumulation units outstanding
  at the end of period                        134,924          102,138             -                -

JNL/MCM Consumer Brands Sector
Division(526)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.97             N/A              N/A
    End of period                              $9.91           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          59                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(131)

  Accumulation unit value:
    Beginning of period                       $17.58           $15.98           $11.05           $13.41
    End of period                             $18.72           $17.58           $15.98           $11.05
  Accumulation units outstanding
  at the end of period                        76,114           63,448             608               -

JNL/MCM Technology Sector Division(526)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.62             N/A              N/A
    End of period                              $5.47            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          635             3,152             N/A              N/A

JNL/MCM Healthcare Sector Division(521)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.49             N/A              N/A
    End of period                             $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,063             177              N/A              N/A

JNL/MCM Financial Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.37             N/A              N/A
    End of period                             $12.00           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,002             118              N/A              N/A

JNL/MCM Oil & Gas Sector Division(505)

  Accumulation unit value:
    Beginning of period                       $16.61           $13.08             N/A              N/A
    End of period                             $22.20           $16.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,534            3,489             N/A              N/A

JNL/MCM Communications Sector
Division(526)

  Accumulation unit value:
    Beginning of period                        $4.35            $4.15             N/A              N/A
    End of period                              $4.29            $4.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(131)

  Accumulation unit value:
    Beginning of period                        $9.51            $8.27            $7.12            $9.45
    End of period                             $12.76            $9.51            $8.27            $7.12
  Accumulation units outstanding
  at the end of period                        132,732          126,757             -                -

JNL/AIM Premier Equity II Division(102)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25            $7.72           $10.25
    End of period                               N/A             $9.03            $9.25            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.10            $8.21           $10.73
    End of period                             $12.28           $11.59           $11.10            $8.21
  Accumulation units outstanding
  at the end of period                         6,596            3,430              -                -

JNL/AIM Large Cap Growth Division(147)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.11            $7.96            $9.07
    End of period                             $11.39           $10.87           $10.11            $7.96
  Accumulation units outstanding
  at the end of period                        18,839            2,948             157               -

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,359             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(844)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          466              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(844)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          315              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,304             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.54             N/A              N/A
    End of period                             $15.47           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,941              -               N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        247,402           3,860             N/A              N/A

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.22             N/A              N/A
    End of period                             $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,666            8,221             N/A              N/A

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.00             N/A              N/A
    End of period                             $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        169,640          38,086             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(689)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.94             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,219           10,814             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.305%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $21.10           $19.97             N/A              N/A
    End of period                             $21.72           $21.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          755              755              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                       $23.63           $21.40             N/A              N/A
    End of period                             $24.50           $23.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          890              890              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $30.68           $27.36             N/A              N/A
    End of period                             $34.21           $30.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              265              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(682)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.81             N/A              N/A
    End of period                             $12.64           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,355            1,355             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.70             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $11.91             N/A              N/A              N/A
    End of period                             $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          414              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $13.13           $13.12             N/A              N/A
    End of period                             $13.13           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,786            1,786             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.56             N/A              N/A              N/A
    End of period                             $13.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          426              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.98             N/A              N/A              N/A
    End of period                             $14.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          400              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.84             N/A              N/A
    End of period                             $10.77           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,654            2,165             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.05             N/A              N/A
    End of period                             $12.22           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          639              639              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.04             N/A              N/A
    End of period                             $12.11           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,731            1,731             N/A              N/A

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.37             N/A              N/A
    End of period                             $10.84           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,415            1,415             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(682)

  Accumulation unit value:
    Beginning of period                       $17.58           $15.06             N/A              N/A
    End of period                             $18.71           $17.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          469              469              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.27            $5.87             N/A
    End of period                              $8.06            $7.91            $7.27             N/A
  Accumulation units outstanding
  at the end of period                        46,479           43,187           18,761             N/A

JNL/FMR Capital Growth Division(440)

  Accumulation unit value:
    Beginning of period                       $19.25           $16.69           $15.74             N/A
    End of period                             $19.97           $19.25           $16.69             N/A
  Accumulation units outstanding
  at the end of period                         6,644            6,079            6,673             N/A

JNL/Select Large Cap Growth Division(298)

  Accumulation unit value:
    Beginning of period                       $23.92           $21.92           $16.43             N/A
    End of period                             $24.47           $23.92           $21.92             N/A
  Accumulation units outstanding
  at the end of period                         7,021            5,411            7,973             N/A

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                       $21.26           $21.21             N/A              N/A
    End of period                             $21.17           $21.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          52              4,931             N/A              N/A

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                       $21.09           $19.47           $15.86             N/A
    End of period                             $21.71           $21.09           $19.47             N/A
  Accumulation units outstanding
  at the end of period                        26,424           18,767            7,441             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(440)

  Accumulation unit value:
    Beginning of period                       $18.50           $16.75           $15.65             N/A
    End of period                             $19.66           $18.50           $16.75             N/A
  Accumulation units outstanding
  at the end of period                         5,447            5,084            5,681             N/A

JNL/Putnam Value Equity Division(382)

  Accumulation unit value:
    Beginning of period                       $18.16           $16.93           $15.15             N/A
    End of period                             $18.62           $18.16           $16.93             N/A
  Accumulation units outstanding
  at the end of period                        10,544           10,981            9,848             N/A

JNL/Select Money Market Division(375)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.38           $11.48             N/A
    End of period                             $11.25           $11.21           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        15,370           32,054           19,840             N/A

JNL/PPM America High Yield Bond
Division(296)

  Accumulation unit value:
    Beginning of period                         N/A            $14.33           $12.84             N/A
    End of period                               N/A            $14.72           $14.33             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,814             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(272)

  Accumulation unit value:
    Beginning of period                       $14.28           $14.07           $14.29             N/A
    End of period                             $14.28           $14.28           $14.07             N/A
  Accumulation units outstanding
  at the end of period                        10,284            7,861            6,703             N/A

JNL/Salomon Brothers Strategic
Bond Division(368)

  Accumulation unit value:
    Beginning of period                       $17.07           $16.34           $15.98             N/A
    End of period                             $17.11           $17.07           $16.34             N/A
  Accumulation units outstanding
  at the end of period                        21,896           13,472            2,090             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(356)

  Accumulation unit value:
    Beginning of period                       $23.62           $22.00           $19.42             N/A
    End of period                             $24.49           $23.62           $22.00             N/A
  Accumulation units outstanding
  at the end of period                        26,088           20,570            8,756             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                       $30.67           $26.59           $23.16             N/A
    End of period                             $34.19           $30.67           $26.59             N/A
  Accumulation units outstanding
  at the end of period                        24,127           23,289           14,169             N/A

JNL/JPMorgan International Equity
Division(400)

  Accumulation unit value:
    Beginning of period                       $12.35           $10.86            $9.38             N/A
    End of period                             $13.36           $12.35           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         1,735           10,264             265              N/A

JNL/Alger Growth Division(356)

  Accumulation unit value:
    Beginning of period                       $16.05           $15.64           $13.63             N/A
    End of period                             $17.61           $16.05           $15.64             N/A
  Accumulation units outstanding
  at the end of period                         5,617            6,197            3,286             N/A

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                       $15.94           $15.34           $12.12             N/A
    End of period                             $16.10           $15.94           $15.34             N/A
  Accumulation units outstanding
  at the end of period                         7,809            8,813            8,324             N/A

JNL/Eagle SmallCap Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $18.15           $15.63           $10.09             N/A
    End of period                             $18.18           $18.15           $15.63             N/A
  Accumulation units outstanding
  at the end of period                         9,489            4,796           12,195             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.07            $9.66             N/A
    End of period                             $12.33           $11.86           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        201,137          150,363          51,358             N/A

JNL/S&P Managed Growth Division(293)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.15            $9.38             N/A
    End of period                             $12.75           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        390,222          374,577          87,768             N/A

JNL/S&P Managed Aggressive Growth
Division(293)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.84            $8.76             N/A
    End of period                             $12.64           $11.93           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        229,199          238,472          19,858             N/A

JNL/S&P Very Aggressive Growth
Division I(367)

  Accumulation unit value:
    Beginning of period                         N/A            $10.45            $9.33             N/A
    End of period                               N/A            $10.63           $10.45             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,384             N/A

JNL/S&P Equity Growth Division I(441)

  Accumulation unit value:
    Beginning of period                         N/A             $9.76            $9.06             N/A
    End of period                               N/A             $9.88            $9.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             73,679             N/A

JNL/S&P Equity Aggressive Growth
Division I(367)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98            $8.93             N/A
    End of period                               N/A            $10.14            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             11,843             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(267)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.52            $7.08             N/A
    End of period                             $10.44           $10.23            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        321,135          241,634          93,656             N/A

JNL/MCM S&P 400 MidCap Index Division(267)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.07            $7.77             N/A
    End of period                             $13.70           $12.52           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        156,923          126,926          54,618             N/A

JNL/Alliance Capital Growth Division(382)

  Accumulation unit value:
    Beginning of period                        $9.33            $8.98            $8.30             N/A
    End of period                              $8.46            $9.33            $8.98             N/A
  Accumulation units outstanding
  at the end of period                           -              9,968              -               N/A

JNL/JPMorgan International Value
Division(392)

  Accumulation unit value:
    Beginning of period                        $9.83            $8.21            $6.88             N/A
    End of period                             $11.39            $9.83            $8.21             N/A
  Accumulation units outstanding
  at the end of period                        42,515           29,301            4,454             N/A

JNL/PIMCO Total Return Bond Division(289)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.86           $12.70             N/A
    End of period                             $13.12           $13.13           $12.86             N/A
  Accumulation units outstanding
  at the end of period                        68,928           40,953           19,770             N/A

JNL/MCM Small Cap Index Division(267)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.19            $7.26             N/A
    End of period                             $13.07           $12.83           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        147,934          121,070          46,041             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(267)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.34            $7.94             N/A
    End of period                             $14.66           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        148,148          90,904           30,436             N/A

JNL/Lazard Small Cap Value Division(308)

  Accumulation unit value:
    Beginning of period                       $13.75           $12.20            $8.74             N/A
    End of period                             $14.06           $13.75           $12.20             N/A
  Accumulation units outstanding
  at the end of period                        20,374           18,574            5,730             N/A

JNL/Lazard Mid Cap Value Division(339)

  Accumulation unit value:
    Beginning of period                       $16.20           $13.30           $11.37             N/A
    End of period                             $17.23           $16.20           $13.30             N/A
  Accumulation units outstanding
  at the end of period                        34,632           33,246            7,297             N/A

JNL/MCM Bond Index Division(267)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.68           $10.64             N/A
    End of period                             $10.77           $10.82           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        132,183          68,410           11,966             N/A

JNL/S&P Core Index 100 Division(280)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $8.07             N/A
    End of period                               N/A            $10.23           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             46,607             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.97             N/A              N/A
    End of period                             $12.22           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,778           23,289             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(543)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66             N/A              N/A
    End of period                               N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(455)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97            $9.53             N/A
    End of period                               N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,504             N/A

JNL/MCM DowSM 10 Division(267)

  Accumulation unit value:
    Beginning of period                        $9.16            $9.12            $6.43             N/A
    End of period                              $8.45            $9.16            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        364,685          292,193          98,068             N/A

JNL/Putnam Midcap Growth Division(339)

  Accumulation unit value:
    Beginning of period                        $7.26            $6.27            $5.41             N/A
    End of period                              $7.96            $7.26            $6.27             N/A
  Accumulation units outstanding
  at the end of period                         6,751           20,736            5,586             N/A

JNL/T. Rowe Price Value Division(373)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.25            $9.71             N/A
    End of period                             $13.14           $12.67           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        38,843           20,890           12,397             N/A

JNL/FMR Balanced Division(308)

  Accumulation unit value:
    Beginning of period                        $9.77            $9.14            $8.26             N/A
    End of period                             $10.51            $9.77            $9.14             N/A
  Accumulation units outstanding
  at the end of period                        33,594           24,415           14,478             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(308)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.52            $6.55             N/A
    End of period                             $12.19           $10.97            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        27,183           17,973           10,557             N/A

JNL/Oppenheimer Growth Division(339)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.79            $7.27             N/A
    End of period                              $8.47            $7.94            $7.79             N/A
  Accumulation units outstanding
  at the end of period                        13,613           27,245            3,952             N/A

JNL/Select Value Division(382)

  Accumulation unit value:
    Beginning of period                       $16.11           $14.37           $12.40             N/A
    End of period                             $17.03           $16.11           $14.37             N/A
  Accumulation units outstanding
  at the end of period                        26,918           17,850            2,442             N/A

JNL/MCM Global 15 Division(267)

  Accumulation unit value:
    Beginning of period                       $11.24            $8.98            $6.18             N/A
    End of period                             $12.10           $11.24            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        270,852          254,514          88,599             N/A

JNL/MCM 25 Division(267)

  Accumulation unit value:
    Beginning of period                       $11.43            $9.59            $6.64             N/A
    End of period                             $10.84           $11.43            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        243,211          249,721          79,340             N/A

JNL/MCM Consumer Brands Sector
Division(483)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.65            $9.54             N/A
    End of period                              $9.90           $10.39            $9.65             N/A
  Accumulation units outstanding
  at the end of period                         6,036              -              1,090             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(267)

  Accumulation unit value:
    Beginning of period                       $17.58           $15.98           $10.14             N/A
    End of period                             $18.71           $17.58           $15.98             N/A
  Accumulation units outstanding
  at the end of period                        163,537          163,376          51,756             N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.24             N/A              N/A
    End of period                              $5.47            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,972            3,355             N/A              N/A

JNL/MCM Healthcare Sector Division(520)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.54             N/A              N/A
    End of period                             $10.81           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,140            5,974             N/A              N/A

JNL/MCM Financial Sector Division(521)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.94             N/A              N/A
    End of period                             $11.99           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,297            1,663             N/A              N/A

JNL/MCM Oil & Gas Sector Division(551)

  Accumulation unit value:
    Beginning of period                       $16.60           $13.46             N/A              N/A
    End of period                             $22.18           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,570            9,490             N/A              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.34            $3.96             N/A              N/A
    End of period                              $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,271            1,937             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(267)

  Accumulation unit value:
    Beginning of period                        $9.51            $8.27            $6.41             N/A
    End of period                             $12.75            $9.51            $8.27             N/A
  Accumulation units outstanding
  at the end of period                        277,772          273,459          83,966             N/A

JNL/AIM Premier Equity II Division(389)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25            $8.30             N/A
    End of period                               N/A             $9.02            $9.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,485             N/A

JNL/AIM Small Cap Growth Division(366)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.10            $9.87             N/A
    End of period                             $12.28           $11.59           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         9,607           10,343           13,394             N/A

JNL/AIM Large Cap Growth Division(308)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.11            $8.16             N/A
    End of period                             $11.39           $10.87           $10.11             N/A
  Accumulation units outstanding
  at the end of period                        26,689           24,115           14,318             N/A

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,682             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(875)

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,137             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,373             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                       $10.81            $9.90             N/A              N/A
    End of period                             $10.46           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,264             506              N/A              N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                       $11.41            $9.76             N/A              N/A
    End of period                             $15.47           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        143,261           7,787             N/A              N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        407,200          20,278             N/A              N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.89             N/A              N/A
    End of period                             $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,635          11,443             N/A              N/A

JNL/S&P Managed Moderate Division(730)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.43             N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,903            748              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        94,662             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(707)

  Accumulation unit value:
    Beginning of period                       $23.90           $23.21             N/A              N/A
    End of period                             $24.44           $23.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          458             1,132             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.71             N/A              N/A              N/A
    End of period                             $19.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,969             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.49             N/A              N/A              N/A
    End of period                             $14.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(707)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.87             N/A              N/A
    End of period                             $17.09           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          333              311              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                       $23.60           $23.07             N/A              N/A
    End of period                             $24.46           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              406              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.34             N/A              N/A              N/A
    End of period                             $34.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(605)

  Accumulation unit value:
    Beginning of period                       $12.33           $10.87             N/A              N/A
    End of period                             $13.34           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               69               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $17.76             N/A              N/A              N/A
    End of period                             $17.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          635              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(470)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.07           $10.79             N/A
    End of period                             $12.32           $11.85           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        10,718            1,809            1,332             N/A

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.15           $10.65             N/A
    End of period                             $12.74           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         4,782            5,404             828              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.92           $10.98             N/A              N/A
    End of period                             $12.63           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,352            5,301             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.51            $8.96             N/A
    End of period                             $10.43           $10.23            $9.51             N/A
  Accumulation units outstanding
  at the end of period                         9,912            6,382            1,297             N/A

JNL/MCM S&P 400 MidCap Index Division(436)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.07           $10.38             N/A
    End of period                             $13.70           $12.52           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         3,966            1,146             134              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.59             N/A              N/A              N/A
    End of period                             $11.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,207             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(707)

  Accumulation unit value:
    Beginning of period                       $13.12           $13.12             N/A              N/A
    End of period                             $13.11           $13.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,931            1,736             N/A              N/A

JNL/MCM Small Cap Index Division(636)

  Accumulation unit value:
    Beginning of period                       $12.83           $10.29             N/A              N/A
    End of period                             $13.06           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,645            5,014             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(436)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.34           $10.47             N/A
    End of period                             $14.65           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                         4,365            4,788             133              N/A

JNL/Lazard Small Cap Value Division(707)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.26             N/A              N/A
    End of period                             $14.05           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,213            1,144             N/A              N/A

JNL/Lazard Mid Cap Value Division(707)

  Accumulation unit value:
    Beginning of period                       $16.19           $15.56             N/A              N/A
    End of period                             $17.21           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          950              972              N/A              N/A

JNL/MCM Bond Index Division(605)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.49             N/A              N/A
    End of period                             $10.76           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,215             357              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.07             N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          179              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(521)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03             N/A              N/A
    End of period                               N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $9.16            $9.11            $8.19             N/A
    End of period                              $8.44            $9.16            $9.11             N/A
  Accumulation units outstanding
  at the end of period                        18,970            9,375             454              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(723)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.24             N/A              N/A
    End of period                             $13.13           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          573              573              N/A              N/A

JNL/FMR Balanced Division(707)

  Accumulation unit value:
    Beginning of period                        $9.77            $9.54             N/A              N/A
    End of period                             $10.50            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,811            3,487             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.83             N/A              N/A
    End of period                             $12.18           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,908            3,319             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.20             N/A              N/A              N/A
    End of period                             $17.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              N/A              N/A              N/A

JNL/MCM Global 15 Division(605)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.33             N/A              N/A
    End of period                             $12.10           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,787           10,284             N/A              N/A

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                       $11.42            $9.59            $8.48             N/A
    End of period                             $10.83           $11.42            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        10,525            6,055             438              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(688)

  Accumulation unit value:
    Beginning of period                       $17.56           $15.17             N/A              N/A
    End of period                             $18.69           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,560             713              N/A              N/A

JNL/MCM Technology Sector Division(695)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.08             N/A              N/A
    End of period                              $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          514              483              N/A              N/A

JNL/MCM Healthcare Sector Division(695)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.46             N/A              N/A
    End of period                             $10.80           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          261              260              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(660)

  Accumulation unit value:
    Beginning of period                       $16.59           $15.21             N/A              N/A
    End of period                             $22.17           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,892             156              N/A              N/A

JNL/MCM Communications Sector
Division(718)

  Accumulation unit value:
    Beginning of period                        $4.34            $4.32             N/A              N/A
    End of period                              $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              9,635             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $9.50            $8.26            $7.72             N/A
    End of period                             $12.74            $9.50            $8.26             N/A
  Accumulation units outstanding
  at the end of period                         8,722            3,061             481              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $12.32             N/A              N/A              N/A
    End of period                             $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          92               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A
    End of period                             $11.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          721              N/A              N/A              N/A

JNL/AIM Real Estate Division(882)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          158              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(882)

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          193              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(882)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          196              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.46             N/A              N/A              N/A
    End of period                             $15.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,615             N/A              N/A              N/A

JNL/MCM JNL 5 Division(701)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.23             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,284           31,589             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.10             N/A              N/A
    End of period                             $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,120            1,135             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,843             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.33%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(749)

  Accumulation unit value:
    Beginning of period                        $8.80             N/A              N/A              N/A
    End of period                              $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,695             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(749)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,064             N/A              N/A              N/A

JNL/MCM 25 Division(749)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,127             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(749)

  Accumulation unit value:
    Beginning of period                       $16.44             N/A              N/A              N/A
    End of period                             $18.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,336             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(749)

  Accumulation unit value:
    Beginning of period                        $9.51             N/A              N/A              N/A
    End of period                             $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,125             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(421)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.26            $6.45             N/A
    End of period                              $8.04            $7.89            $7.26             N/A
  Accumulation units outstanding
  at the end of period                         1,274            1,275             302              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.88             N/A              N/A              N/A
    End of period                             $19.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          10               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $23.84           $22.93             N/A              N/A
    End of period                             $24.38           $23.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          226             2,296             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(378)

  Accumulation unit value:
    Beginning of period                       $21.02           $19.41           $17.69             N/A
    End of period                             $21.63           $21.02           $19.41             N/A
  Accumulation units outstanding
  at the end of period                         7,522            9,019            1,930             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.82             N/A              N/A              N/A
    End of period                             $19.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          801              N/A              N/A              N/A

JNL/Putnam Value Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $18.10           $16.88           $15.48             N/A
    End of period                             $18.55           $18.10           $16.88             N/A
  Accumulation units outstanding
  at the end of period                         1,502            1,280            1,161             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(421)

  Accumulation unit value:
    Beginning of period                         N/A            $14.29           $13.67             N/A
    End of period                               N/A            $14.67           $14.29             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               74               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(378)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.29           $15.59             N/A
    End of period                             $17.05           $17.01           $16.29             N/A
  Accumulation units outstanding
  at the end of period                         3,396             598              375              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(378)

  Accumulation unit value:
    Beginning of period                       $23.54           $21.93           $19.80             N/A
    End of period                             $24.40           $23.54           $21.93             N/A
  Accumulation units outstanding
  at the end of period                         3,124            1,588            1,668             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $30.56           $26.51           $23.69             N/A
    End of period                             $34.06           $30.56           $26.51             N/A
  Accumulation units outstanding
  at the end of period                         2,698            1,089             541              N/A

JNL/JPMorgan International Equity
Division(421)

  Accumulation unit value:
    Beginning of period                       $12.31           $10.83            $9.52             N/A
    End of period                             $13.31           $12.31           $10.83             N/A
  Accumulation units outstanding
  at the end of period                         1,887              -                -               N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $15.27             N/A              N/A              N/A
    End of period                             $17.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,387             N/A              N/A              N/A

JNL/Eagle Core Equity Division(378)

  Accumulation unit value:
    Beginning of period                       $15.89           $15.30           $13.88             N/A
    End of period                             $16.05           $15.89           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         2,247             761              843              N/A

JNL/Eagle SmallCap Equity Division(525)

  Accumulation unit value:
    Beginning of period                       $18.10           $16.57             N/A              N/A
    End of period                             $18.13           $18.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003             119              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(300)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.05            $9.59             N/A
    End of period                             $12.30           $11.83           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        27,545           21,819           13,709             N/A

JNL/S&P Managed Growth Division(443)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.13           $10.63             N/A
    End of period                             $12.71           $12.11           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        57,214           54,825            2,482             N/A

JNL/S&P Managed Aggressive Growth
Division(382)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.82            $9.64             N/A
    End of period                             $12.61           $11.90           $10.82             N/A
  Accumulation units outstanding
  at the end of period                         7,665            5,459            3,114             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(484)

  Accumulation unit value:
    Beginning of period                         N/A             $9.74            $9.72             N/A
    End of period                               N/A             $9.86            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,727             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.51            $8.78             N/A
    End of period                             $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        17,999           14,725            1,277             N/A

JNL/MCM S&P 400 MidCap Index Division(300)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.06            $8.22             N/A
    End of period                             $13.68           $12.51           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        10,621            8,651            3,680             N/A

JNL/Alliance Capital Growth Division(421)

  Accumulation unit value:
    Beginning of period                        $9.31            $8.96            $8.29             N/A
    End of period                              $8.44            $9.31            $8.96             N/A
  Accumulation units outstanding
  at the end of period                           -               869               -               N/A

JNL/JPMorgan International Value
Division(565)

  Accumulation unit value:
    Beginning of period                        $9.81            $8.75             N/A              N/A
    End of period                             $11.36            $9.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,315            1,304             N/A              N/A

JNL/PIMCO Total Return Bond Division(300)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.83           $12.70             N/A
    End of period                             $13.09           $13.09           $12.83             N/A
  Accumulation units outstanding
  at the end of period                        25,212            3,392           11,608             N/A

JNL/MCM Small Cap Index Division(406)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.18           $10.36             N/A
    End of period                             $13.05           $12.82           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         6,659            3,824             541              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(406)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.33            $9.87             N/A
    End of period                             $14.64           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         6,112            4,036             569              N/A

JNL/Lazard Small Cap Value Division(300)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.17            $8.71             N/A
    End of period                             $14.02           $13.72           $12.17             N/A
  Accumulation units outstanding
  at the end of period                         3,553            2,709            1,973             N/A

JNL/Lazard Mid Cap Value Division(300)

  Accumulation unit value:
    Beginning of period                       $16.16           $13.27           $10.37             N/A
    End of period                             $17.18           $16.16           $13.27             N/A
  Accumulation units outstanding
  at the end of period                         5,950            3,256            1,853             N/A

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.67           $10.73             N/A
    End of period                             $10.75           $10.81           $10.67             N/A
  Accumulation units outstanding
  at the end of period                        17,126           10,900             290              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.95             N/A              N/A
    End of period                             $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,498            2,521             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $9.14            $9.10            $6.37             N/A
    End of period                              $8.43            $9.14            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        38,918           24,902           11,919             N/A

JNL/Putnam Midcap Growth Division(300)

  Accumulation unit value:
    Beginning of period                        $7.25            $6.26            $4.87             N/A
    End of period                              $7.94            $7.25            $6.26             N/A
  Accumulation units outstanding
  at the end of period                         2,320            2,483            2,637             N/A

JNL/T. Rowe Price Value Division(378)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.24            $9.73             N/A
    End of period                             $13.12           $12.65           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         8,568            5,844            3,243             N/A

JNL/FMR Balanced Division(378)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.13            $8.53             N/A
    End of period                             $10.49            $9.75            $9.13             N/A
  Accumulation units outstanding
  at the end of period                         6,919            3,374            3,217             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(525)

  Accumulation unit value:
    Beginning of period                       $10.95            $9.88             N/A              N/A
    End of period                             $12.17           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,340            7,929             N/A              N/A

JNL/Oppenheimer Growth Division(533)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.77             N/A              N/A
    End of period                              $8.45            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,558            8,931             N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                       $11.22            $8.96            $5.78             N/A
    End of period                             $12.08           $11.22            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        44,637           20,107           10,033             N/A

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.58            $6.63             N/A
    End of period                             $10.81           $11.40            $9.58             N/A
  Accumulation units outstanding
  at the end of period                        33,434           18,645            9,420             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                              $9.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          250              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(283)

  Accumulation unit value:
    Beginning of period                       $17.54           $15.95           $10.42             N/A
    End of period                             $18.66           $17.54           $15.95             N/A
  Accumulation units outstanding
  at the end of period                        18,147           12,187            5,153             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.15             N/A              N/A              N/A
    End of period                              $5.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          255              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.39             N/A              N/A
    End of period                             $10.79           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          891              220              N/A              N/A

JNL/MCM Financial Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.56             N/A              N/A
    End of period                             $11.97           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          808              113              N/A              N/A

JNL/MCM Oil & Gas Sector Division(528)

  Accumulation unit value:
    Beginning of period                       $16.56           $13.70             N/A              N/A
    End of period                             $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,365             790              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.15             N/A              N/A              N/A
    End of period                              $4.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          303              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $9.49            $8.25            $6.65             N/A
    End of period                             $12.72            $9.49            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        26,521           18,912           12,266             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.35             N/A              N/A
    End of period                             $12.26           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          458              443              N/A              N/A

JNL/AIM Large Cap Growth Division(300)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.10            $8.22             N/A
    End of period                             $11.37           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                         3,199            3,316            2,401             N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,298             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(970)

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          413              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(857)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          19               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,474             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.21             N/A              N/A
    End of period                             $15.46           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,644             85               N/A              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.86             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        186,061           7,762             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,268             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(736)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.48             N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,432             361              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.03             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,827            6,604             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.26            $6.92             N/A
    End of period                              $8.03            $7.89            $7.26             N/A
  Accumulation units outstanding
  at the end of period                         2,756           15,760            2,167             N/A

JNL/FMR Capital Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $19.17           $16.79             N/A              N/A
    End of period                             $19.88           $19.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          237              199              N/A              N/A

JNL/Select Large Cap Growth Division(646)

  Accumulation unit value:
    Beginning of period                       $23.83           $20.94             N/A              N/A
    End of period                             $24.36           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,411             405              N/A              N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                       $21.18           $18.93             N/A              N/A
    End of period                             $21.09           $21.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          427              61               N/A              N/A

JNL/Select Balanced Division(275)

  Accumulation unit value:
    Beginning of period                       $21.01           $19.40           $15.77             N/A
    End of period                             $21.61           $21.01           $19.40             N/A
  Accumulation units outstanding
  at the end of period                        10,849            6,018              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(312)

  Accumulation unit value:
    Beginning of period                       $18.09           $16.88           $13.63             N/A
    End of period                             $18.54           $18.09           $16.88             N/A
  Accumulation units outstanding
  at the end of period                          189             2,667            2,751             N/A

JNL/Select Money Market Division(575)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.26             N/A              N/A
    End of period                             $11.20           $11.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,409              -               N/A              N/A

JNL/PPM America High Yield Bond
Division(397)

  Accumulation unit value:
    Beginning of period                         N/A            $14.28           $13.30             N/A
    End of period                               N/A            $14.66           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,641             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(275)

  Accumulation unit value:
    Beginning of period                       $14.22           $14.02           $14.26             N/A
    End of period                             $14.22           $14.22           $14.02             N/A
  Accumulation units outstanding
  at the end of period                         5,438            2,202              -               N/A

JNL/Salomon Brothers Strategic
Bond Division(275)

  Accumulation unit value:
    Beginning of period                       $17.00           $16.28           $14.93             N/A
    End of period                             $17.04           $17.00           $16.28             N/A
  Accumulation units outstanding
  at the end of period                         4,100            1,615            3,964             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(460)

  Accumulation unit value:
    Beginning of period                       $23.53           $21.92           $20.35             N/A
    End of period                             $24.39           $23.53           $21.92             N/A
  Accumulation units outstanding
  at the end of period                         9,299            3,405            2,767             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $30.55           $26.50           $22.91             N/A
    End of period                             $34.05           $30.55           $26.50             N/A
  Accumulation units outstanding
  at the end of period                         3,543             968              628              N/A

JNL/JPMorgan International Equity
Division(501)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.32             N/A              N/A
    End of period                             $13.30           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,119            1,584             N/A              N/A

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $15.99           $15.59           $15.35             N/A
    End of period                             $17.54           $15.99           $15.59             N/A
  Accumulation units outstanding
  at the end of period                         1,809             895              456              N/A

JNL/Eagle Core Equity Division(312)

  Accumulation unit value:
    Beginning of period                       $15.89           $15.30           $12.63             N/A
    End of period                             $16.04           $15.89           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         4,616            4,308            2,974             N/A

JNL/Eagle SmallCap Equity Division(594)

  Accumulation unit value:
    Beginning of period                       $18.09           $16.34             N/A              N/A
    End of period                             $18.12           $18.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,184             354              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.05           $10.27             N/A
    End of period                             $12.29           $11.82           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        133,875          67,582           17,082             N/A

JNL/S&P Managed Growth Division(358)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.13           $10.11             N/A
    End of period                             $12.71           $12.11           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        111,002          154,044          42,312             N/A

JNL/S&P Managed Aggressive Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.81           $10.25             N/A
    End of period                             $12.60           $11.89           $10.81             N/A
  Accumulation units outstanding
  at the end of period                        99,055           70,697             659              N/A

JNL/S&P Very Aggressive Growth
Division I(563)

  Accumulation unit value:
    Beginning of period                         N/A            $10.81             N/A              N/A
    End of period                               N/A            $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(382)

  Accumulation unit value:
    Beginning of period                         N/A             $9.74            $8.62             N/A
    End of period                               N/A             $9.86            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,429             N/A

JNL/S&P Equity Aggressive Growth
Division I(426)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96            $9.27             N/A
    End of period                               N/A            $10.11            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               140              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.51            $9.37             N/A
    End of period                             $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        66,254           63,516            3,410             N/A

JNL/MCM S&P 400 MidCap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.06           $10.99             N/A
    End of period                             $13.68           $12.51           $11.06             N/A
  Accumulation units outstanding
  at the end of period                         3,015            1,570             544              N/A

JNL/Alliance Capital Growth Division(312)

  Accumulation unit value:
    Beginning of period                        $9.31            $8.96            $7.70             N/A
    End of period                              $8.44            $9.31            $8.96             N/A
  Accumulation units outstanding
  at the end of period                           -              8,505            9,476             N/A

JNL/JPMorgan International Value
Division(471)

  Accumulation unit value:
    Beginning of period                        $9.81            $8.19            $7.77             N/A
    End of period                             $11.36            $9.81            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        21,901            6,230            1,931             N/A

JNL/PIMCO Total Return Bond Division(412)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.83           $12.73             N/A
    End of period                             $13.08           $13.09           $12.83             N/A
  Accumulation units outstanding
  at the end of period                        24,578           16,756            9,172             N/A

JNL/MCM Small Cap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.18           $11.13             N/A
    End of period                             $13.05           $12.82           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         3,729            1,070             359              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.33           $11.10             N/A
    End of period                             $14.64           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         7,202            1,515             450              N/A

JNL/Lazard Small Cap Value Division(439)

  Accumulation unit value:
    Beginning of period                       $13.71           $12.17           $11.08             N/A
    End of period                             $14.02           $13.71           $12.17             N/A
  Accumulation units outstanding
  at the end of period                         4,799            2,221             986              N/A

JNL/Lazard Mid Cap Value Division(443)

  Accumulation unit value:
    Beginning of period                       $16.16           $13.27           $12.60             N/A
    End of period                             $17.18           $16.16           $13.27             N/A
  Accumulation units outstanding
  at the end of period                         4,793            1,957             849              N/A

JNL/MCM Bond Index Division(426)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.68           $10.63             N/A
    End of period                             $10.75           $10.81           $10.68             N/A
  Accumulation units outstanding
  at the end of period                         5,209            2,362            1,623             N/A

JNL/S&P Core Index 100 Division(456)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $9.63             N/A
    End of period                               N/A            $10.21           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,402             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.94             N/A              N/A
    End of period                             $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,309           46,273             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04             N/A              N/A
    End of period                               N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(358)

  Accumulation unit value:
    Beginning of period                        $9.14            $9.10            $7.69             N/A
    End of period                              $8.42            $9.14            $9.10             N/A
  Accumulation units outstanding
  at the end of period                        130,571          69,002           12,797             N/A

JNL/Putnam Midcap Growth Division(439)

  Accumulation unit value:
    Beginning of period                        $7.25            $6.26            $6.04             N/A
    End of period                              $7.94            $7.25            $6.26             N/A
  Accumulation units outstanding
  at the end of period                         1,012            3,302            4,183             N/A

JNL/T. Rowe Price Value Division(439)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.24           $10.22             N/A
    End of period                             $13.11           $12.65           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        21,530           11,726            5,609             N/A

JNL/FMR Balanced Division(312)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.12            $8.30             N/A
    End of period                             $10.49            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        11,432           11,433              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(439)

  Accumulation unit value:
    Beginning of period                       $10.95            $9.50            $8.68             N/A
    End of period                             $12.16           $10.95            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        14,470            6,393            2,852             N/A

JNL/Oppenheimer Growth Division(312)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.78            $6.91             N/A
    End of period                              $8.45            $7.92            $7.78             N/A
  Accumulation units outstanding
  at the end of period                          656             5,501            5,442             N/A

JNL/Select Value Division(471)

  Accumulation unit value:
    Beginning of period                       $16.10           $14.36           $13.70             N/A
    End of period                             $17.01           $16.10           $14.36             N/A
  Accumulation units outstanding
  at the end of period                         5,850            3,417            1,095             N/A

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                       $11.22            $8.96            $8.53             N/A
    End of period                             $12.07           $11.22            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        121,308          46,909            7,623             N/A

JNL/MCM 25 Division(382)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.57            $7.88             N/A
    End of period                             $10.81           $11.40            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        86,463           46,474            9,782             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.97             N/A              N/A              N/A
    End of period                              $9.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(412)

  Accumulation unit value:
    Beginning of period                       $17.54           $15.95           $14.61             N/A
    End of period                             $18.66           $17.54           $15.95             N/A
  Accumulation units outstanding
  at the end of period                        53,528           28,279            5,705             N/A

JNL/MCM Technology Sector Division(522)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.48             N/A              N/A
    End of period                              $5.45            $5.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,859             646              N/A              N/A

JNL/MCM Healthcare Sector Division(509)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.61             N/A              N/A
    End of period                             $10.78           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,582            1,976             N/A              N/A

JNL/MCM Financial Sector Division(522)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.88             N/A              N/A
    End of period                             $11.96           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,965            1,122             N/A              N/A

JNL/MCM Oil & Gas Sector Division(509)

  Accumulation unit value:
    Beginning of period                       $16.56           $12.82             N/A              N/A
    End of period                             $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,151            5,476             N/A              N/A

JNL/MCM Communications Sector
Division(509)

  Accumulation unit value:
    Beginning of period                        $4.33            $3.94             N/A              N/A
    End of period                              $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,166              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(382)

  Accumulation unit value:
    Beginning of period                        $9.48            $8.25            $7.51             N/A
    End of period                             $12.72            $9.48            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        73,611           51,681            9,523             N/A

JNL/AIM Premier Equity II Division(426)

  Accumulation unit value:
    Beginning of period                         N/A             $9.24            $8.73             N/A
    End of period                               N/A             $9.01            $9.24             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               149              N/A

JNL/AIM Small Cap Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.09           $10.43             N/A
    End of period                             $12.26           $11.58           $11.09             N/A
  Accumulation units outstanding
  at the end of period                         3,954            3,250            2,403             N/A

JNL/AIM Large Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.22             N/A              N/A
    End of period                             $11.37           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,488             403              N/A              N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          175              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(877)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          991              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(712)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.64             N/A              N/A
    End of period                             $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,093             695              N/A              N/A

JNL/MCM Value Line 25 Division(719)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.02             N/A              N/A
    End of period                             $15.46           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        198,163          15,941             N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.78             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        214,183           1,689             N/A              N/A

JNL/MCM VIP Division(685)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.83             N/A              N/A
    End of period                             $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,309             194              N/A              N/A

JNL/S&P Managed Moderate Division(689)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.87             N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,944            7,600             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(685)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.97             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,952            1,909             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.12             N/A              N/A
    End of period                              $8.03            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,486            5,677             N/A              N/A

JNL/FMR Capital Growth Division(538)

  Accumulation unit value:
    Beginning of period                       $19.15           $16.98             N/A              N/A
    End of period                             $19.86           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,378            6,746             N/A              N/A

JNL/Select Large Cap Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $23.81           $22.12             N/A              N/A
    End of period                             $24.34           $23.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,336            4,643             N/A              N/A

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $21.16           $18.71             N/A              N/A
    End of period                             $21.06           $21.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,591            2,746             N/A              N/A

JNL/Select Balanced Division(408)

  Accumulation unit value:
    Beginning of period                       $21.00           $19.39           $17.96             N/A
    End of period                             $21.60           $21.00           $19.39             N/A
  Accumulation units outstanding
  at the end of period                        40,651           16,603             557              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(608)

  Accumulation unit value:
    Beginning of period                       $18.41           $17.04             N/A              N/A
    End of period                             $19.55           $18.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,262            2,629             N/A              N/A

JNL/Putnam Value Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $18.07           $16.86           $15.82             N/A
    End of period                             $18.52           $18.07           $16.86             N/A
  Accumulation units outstanding
  at the end of period                         3,141            1,107             650              N/A

JNL/Select Money Market Division(436)

  Accumulation unit value:
    Beginning of period                       $11.15           $11.33           $11.38             N/A
    End of period                             $11.19           $11.15           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        81,339           73,169             680              N/A

JNL/PPM America High Yield Bond
Division(436)

  Accumulation unit value:
    Beginning of period                         N/A            $14.27           $13.86             N/A
    End of period                               N/A            $14.65           $14.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,021             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(434)

  Accumulation unit value:
    Beginning of period                       $14.21           $14.01           $13.81             N/A
    End of period                             $14.20           $14.21           $14.01             N/A
  Accumulation units outstanding
  at the end of period                        32,945           11,710             737              N/A

JNL/Salomon Brothers Strategic
Bond Division(434)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.26           $15.91             N/A
    End of period                             $17.02           $16.98           $16.26             N/A
  Accumulation units outstanding
  at the end of period                        38,756           17,520            1,222             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $23.51           $21.91           $20.67             N/A
    End of period                             $24.36           $23.51           $21.91             N/A
  Accumulation units outstanding
  at the end of period                        67,950           34,797            1,433             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $30.52           $26.47           $24.78             N/A
    End of period                             $34.01           $30.52           $26.47             N/A
  Accumulation units outstanding
  at the end of period                        66,601           24,325             399              N/A

JNL/JPMorgan International Equity
Division(534)

  Accumulation unit value:
    Beginning of period                       $12.29           $10.80             N/A              N/A
    End of period                             $13.29           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,611           16,189             N/A              N/A

JNL/Alger Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $15.97           $15.57           $14.91             N/A
    End of period                             $17.52           $15.97           $15.57             N/A
  Accumulation units outstanding
  at the end of period                         6,877            2,660             690              N/A

JNL/Eagle Core Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $15.87           $15.29           $14.35             N/A
    End of period                             $16.03           $15.87           $15.29             N/A
  Accumulation units outstanding
  at the end of period                        22,456           19,921            2,342             N/A

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $18.07           $15.58           $15.25             N/A
    End of period                             $18.10           $18.07           $15.58             N/A
  Accumulation units outstanding
  at the end of period                         8,954            5,472             525              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(468)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.04           $10.76             N/A
    End of period                             $12.28           $11.82           $11.04             N/A
  Accumulation units outstanding
  at the end of period                        460,039          241,118           2,595             N/A

JNL/S&P Managed Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.12           $10.54             N/A
    End of period                             $12.70           $12.10           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        440,109          230,819          15,423             N/A

JNL/S&P Managed Aggressive Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.81           $10.15             N/A
    End of period                             $12.59           $11.89           $10.81             N/A
  Accumulation units outstanding
  at the end of period                        217,292          128,278             -               N/A

JNL/S&P Very Aggressive Growth
Division I(507)

  Accumulation unit value:
    Beginning of period                         N/A            $10.67             N/A              N/A
    End of period                               N/A            $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(426)

  Accumulation unit value:
    Beginning of period                         N/A             $9.74            $9.06             N/A
    End of period                               N/A             $9.85            $9.74             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             16,814             N/A

JNL/S&P Equity Aggressive Growth
Division I(493)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.51            $8.95             N/A
    End of period                             $10.42           $10.22            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        276,798          105,998           2,533             N/A

JNL/MCM S&P 400 MidCap Index Division(442)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.06           $10.50             N/A
    End of period                             $13.68           $12.50           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        126,090          56,050             979              N/A

JNL/Alliance Capital Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $9.30            $8.96            $8.75             N/A
    End of period                              $8.43            $9.30            $8.96             N/A
  Accumulation units outstanding
  at the end of period                           -              3,586             226              N/A

JNL/JPMorgan International Value
Division(442)

  Accumulation unit value:
    Beginning of period                        $9.80            $8.19            $7.45             N/A
    End of period                             $11.35            $9.80            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        74,650           29,686             133              N/A

JNL/PIMCO Total Return Bond Division(408)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.82           $12.65             N/A
    End of period                             $13.07           $13.08           $12.82             N/A
  Accumulation units outstanding
  at the end of period                        100,607          28,227            2,681             N/A

JNL/MCM Small Cap Index Division(442)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.17           $10.59             N/A
    End of period                             $13.04           $12.81           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        108,911          49,098             972              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(442)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.33           $10.39             N/A
    End of period                             $14.63           $13.22           $11.33             N/A
  Accumulation units outstanding
  at the end of period                        145,920          52,689             979              N/A

JNL/Lazard Small Cap Value Division(442)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.16           $11.37             N/A
    End of period                             $14.01           $13.70           $12.16             N/A
  Accumulation units outstanding
  at the end of period                        103,459          48,536            2,527             N/A

JNL/Lazard Mid Cap Value Division(442)

  Accumulation unit value:
    Beginning of period                       $16.15           $13.26           $12.53             N/A
    End of period                             $17.16           $16.15           $13.26             N/A
  Accumulation units outstanding
  at the end of period                        132,813          60,848            2,245             N/A

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.67           $10.64             N/A
    End of period                             $10.75           $10.80           $10.67             N/A
  Accumulation units outstanding
  at the end of period                        117,600          53,253             542              N/A

JNL/S&P Core Index 100 Division(459)

  Accumulation unit value:
    Beginning of period                         N/A            $10.09            $9.57             N/A
    End of period                               N/A            $10.21           $10.09             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,465             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.93             N/A              N/A
    End of period                             $12.17           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,126          59,965             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(555)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20             N/A              N/A
    End of period                               N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(636)

  Accumulation unit value:
    Beginning of period                         N/A             $9.52             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $9.14            $9.09            $8.18             N/A
    End of period                              $8.42            $9.14            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        741,566          405,213          39,038             N/A

JNL/Putnam Midcap Growth Division(427)

  Accumulation unit value:
    Beginning of period                        $7.25            $6.25            $6.07             N/A
    End of period                              $7.93            $7.25            $6.25             N/A
  Accumulation units outstanding
  at the end of period                        16,255            3,778             318              N/A

JNL/T. Rowe Price Value Division(434)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.23           $10.44             N/A
    End of period                             $13.10           $12.64           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        160,248          74,164            2,855             N/A

JNL/FMR Balanced Division(434)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.12            $8.81             N/A
    End of period                             $10.48            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                        35,258           35,834            4,152             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $10.94            $9.50            $8.88             N/A
    End of period                             $12.16           $10.94            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        56,006           39,015            5,076             N/A

JNL/Oppenheimer Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $7.92            $7.78            $7.79             N/A
    End of period                              $8.45            $7.92            $7.78             N/A
  Accumulation units outstanding
  at the end of period                        18,670            4,731             127              N/A

JNL/Select Value Division(442)

  Accumulation unit value:
    Beginning of period                       $16.09           $14.36           $13.27             N/A
    End of period                             $17.00           $16.09           $14.36             N/A
  Accumulation units outstanding
  at the end of period                        25,083           11,099             775              N/A

JNL/MCM Global 15 Division(436)

  Accumulation unit value:
    Beginning of period                       $11.21            $8.96            $8.85             N/A
    End of period                             $12.06           $11.21            $8.96             N/A
  Accumulation units outstanding
  at the end of period                        497,866          320,066          38,027             N/A

JNL/MCM 25 Division(436)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.57            $8.47             N/A
    End of period                             $10.80           $11.39            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        439,236          321,581          35,469             N/A

JNL/MCM Consumer Brands Sector
Division(601)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.61             N/A              N/A
    End of period                              $9.87           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,528            2,039             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(436)

  Accumulation unit value:
    Beginning of period                       $17.53           $15.94           $14.98             N/A
    End of period                             $18.65           $17.53           $15.94             N/A
  Accumulation units outstanding
  at the end of period                        286,157          197,498          20,738             N/A

JNL/MCM Technology Sector Division(503)

  Accumulation unit value:
    Beginning of period                        $5.45            $5.85             N/A              N/A
    End of period                              $5.45            $5.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,765           15,107             N/A              N/A

JNL/MCM Healthcare Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.61             N/A              N/A
    End of period                             $10.78           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,846           12,992             N/A              N/A

JNL/MCM Financial Sector Division(563)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.50             N/A              N/A
    End of period                             $11.95           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,277            4,166             N/A              N/A

JNL/MCM Oil & Gas Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $16.55           $13.23             N/A              N/A
    End of period                             $22.11           $16.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,824           17,509             N/A              N/A

JNL/MCM Communications Sector
Division(601)

  Accumulation unit value:
    Beginning of period                        $4.33            $3.87             N/A              N/A
    End of period                              $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,371            5,801             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(436)

  Accumulation unit value:
    Beginning of period                        $9.48            $8.25            $7.71             N/A
    End of period                             $12.71            $9.48            $8.25             N/A
  Accumulation units outstanding
  at the end of period                        465,314          368,503          41,523             N/A

JNL/AIM Premier Equity II Division(526)

  Accumulation unit value:
    Beginning of period                         N/A             $9.47             N/A              N/A
    End of period                               N/A             $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(459)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.09           $10.71             N/A
    End of period                             $12.25           $11.57           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        65,530           29,283            3,089             N/A

JNL/AIM Large Cap Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.10            $9.85             N/A
    End of period                             $11.36           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                        101,706          49,600            1,244             N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,474             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(851)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,252             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(840)

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,666             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.40             N/A              N/A
    End of period                             $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,866             635              N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.53             N/A              N/A
    End of period                             $15.46           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        415,269          31,022             N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.62             N/A              N/A
    End of period                             $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        998,635          107,583            N/A              N/A

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.76             N/A              N/A
    End of period                             $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        159,423           6,144             N/A              N/A

JNL/S&P Managed Moderate Division(693)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.00             N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,688           9,825             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(693)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.01             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,453            1,866             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.37%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(536)

  Accumulation unit value:
    Beginning of period                        $7.88            $7.18             N/A              N/A
    End of period                              $8.02            $7.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              232              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.77             N/A              N/A              N/A
    End of period                             $19.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          128              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(465)

  Accumulation unit value:
    Beginning of period                       $20.97           $19.37           $18.78             N/A
    End of period                             $21.57           $20.97           $19.37             N/A
  Accumulation units outstanding
  at the end of period                          792             1,065             873              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $18.39           $16.37             N/A              N/A
    End of period                             $19.53           $18.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Putnam Value Equity Division(460)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.85           $15.65             N/A
    End of period                             $18.50           $18.06           $16.85             N/A
  Accumulation units outstanding
  at the end of period                           -                -               276              N/A

JNL/Select Money Market Division(550)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.27             N/A              N/A
    End of period                             $11.18           $11.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          137              146              N/A              N/A

JNL/PPM America High Yield Bond
Division(460)

  Accumulation unit value:
    Beginning of period                         N/A            $14.26           $13.95             N/A
    End of period                               N/A            $14.64           $14.26             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               627              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(660)

  Accumulation unit value:
    Beginning of period                       $14.19           $14.10             N/A              N/A
    End of period                             $14.19           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,231             228              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $16.97           $16.46             N/A              N/A
    End of period                             $17.01           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              195              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(492)

  Accumulation unit value:
    Beginning of period                       $23.49           $22.19             N/A              N/A
    End of period                             $24.33           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,096             729              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(465)

  Accumulation unit value:
    Beginning of period                       $30.49           $26.45           $26.27             N/A
    End of period                             $33.97           $30.49           $26.45             N/A
  Accumulation units outstanding
  at the end of period                          724              678              312              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(625)

  Accumulation unit value:
    Beginning of period                       $15.96           $14.23             N/A              N/A
    End of period                             $17.50           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          86               92               N/A              N/A

JNL/Eagle Core Equity Division(625)

  Accumulation unit value:
    Beginning of period                       $15.86           $14.15             N/A              N/A
    End of period                             $16.01           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          239              255              N/A              N/A

JNL/Eagle SmallCap Equity Division(492)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.16             N/A              N/A
    End of period                             $18.08           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          532              552              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(523)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.21             N/A              N/A
    End of period                             $12.27           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          967             2,300             N/A              N/A

JNL/S&P Managed Growth Division(467)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.12           $10.78             N/A
    End of period                             $12.69           $12.09           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         5,834            6,071            6,305             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(460)

  Accumulation unit value:
    Beginning of period                       $10.21            $9.50            $8.86             N/A
    End of period                             $10.41           $10.21            $9.50             N/A
  Accumulation units outstanding
  at the end of period                         6,012             178              487              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.50             N/A              N/A              N/A
    End of period                             $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,964             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(536)

  Accumulation unit value:
    Beginning of period                        $9.79            $8.24             N/A              N/A
    End of period                             $11.34            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          210               -               N/A              N/A

JNL/PIMCO Total Return Bond Division(460)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.81           $12.80             N/A
    End of period                             $13.06           $13.07           $12.81             N/A
  Accumulation units outstanding
  at the end of period                         1,017             797             1,029             N/A

JNL/MCM Small Cap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.33             N/A              N/A
    End of period                             $13.04           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,001             193              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(492)

  Accumulation unit value:
    Beginning of period                       $13.21           $11.68             N/A              N/A
    End of period                             $14.62           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,657             278              N/A              N/A

JNL/Lazard Small Cap Value Division(460)

  Accumulation unit value:
    Beginning of period                       $13.70           $12.15           $11.49             N/A
    End of period                             $14.00           $13.70           $12.15             N/A
  Accumulation units outstanding
  at the end of period                          799              654              187              N/A

JNL/Lazard Mid Cap Value Division(460)

  Accumulation unit value:
    Beginning of period                       $16.14           $13.25           $12.53             N/A
    End of period                             $17.15           $16.14           $13.25             N/A
  Accumulation units outstanding
  at the end of period                          689              567              344              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          393              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.93             N/A              N/A
    End of period                             $12.16           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          697             1,542             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(492)

  Accumulation unit value:
    Beginning of period                        $9.13            $9.11             N/A              N/A
    End of period                              $8.41            $9.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,337             273              N/A              N/A

JNL/Putnam Midcap Growth Division(460)

  Accumulation unit value:
    Beginning of period                        $7.24            $6.25            $6.07             N/A
    End of period                              $7.93            $7.24            $6.25             N/A
  Accumulation units outstanding
  at the end of period                          261              343              705              N/A

JNL/T. Rowe Price Value Division(465)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.23           $10.66             N/A
    End of period                             $13.10           $12.63           $11.23             N/A
  Accumulation units outstanding
  at the end of period                         1,857            1,612             769              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.94            $9.50             N/A              N/A
    End of period                             $12.16           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          946              754              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(492)

  Accumulation unit value:
    Beginning of period                       $16.09           $14.45             N/A              N/A
    End of period                             $16.99           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          450              458              N/A              N/A

JNL/MCM Global 15 Division(492)

  Accumulation unit value:
    Beginning of period                       $11.20            $9.45             N/A              N/A
    End of period                             $12.06           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,014             436              N/A              N/A

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.52             N/A              N/A
    End of period                             $10.80           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,977             311              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                              $9.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          208              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(492)

  Accumulation unit value:
    Beginning of period                       $17.52           $15.40             N/A              N/A
    End of period                             $18.63           $17.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,043              -               N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.44            $5.22             N/A              N/A
    End of period                              $5.45            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          234              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.52             N/A              N/A              N/A
    End of period                             $22.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,860             N/A              N/A              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                        $4.33            $3.95             N/A              N/A
    End of period                              $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                        $9.80             N/A              N/A              N/A
    End of period                             $12.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,078             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(460)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.09           $10.70             N/A
    End of period                             $12.25           $11.57           $11.09             N/A
  Accumulation units outstanding
  at the end of period                          290               -               200              N/A

JNL/AIM Large Cap Growth Division(465)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.10           $10.16             N/A
    End of period                             $11.36           $10.85           $10.10             N/A
  Accumulation units outstanding
  at the end of period                         1,617             904              809              N/A

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          522              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.41             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,074             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.26             N/A              N/A              N/A
    End of period                             $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          723              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,822             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.44             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,448             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,258             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(293)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.24            $5.85             N/A
    End of period                              $8.01            $7.87            $7.24             N/A
  Accumulation units outstanding
  at the end of period                         4,290            4,223            3,671             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.40             N/A              N/A              N/A
    End of period                             $19.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          628              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(731)

  Accumulation unit value:
    Beginning of period                       $23.73           $23.62             N/A              N/A
    End of period                             $24.26           $23.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,024              7               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $20.92           $19.33           $16.28           $17.79
    End of period                             $21.51           $20.92           $19.33           $16.28
  Accumulation units outstanding
  at the end of period                         1,265            1,737             880             1,000






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $18.01           $16.81           $15.83             N/A
    End of period                             $18.45           $18.01           $16.81             N/A
  Accumulation units outstanding
  at the end of period                         1,139            1,174             952              N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                       $11.12           $11.30           $11.52           $11.62
    End of period                             $11.15           $11.12           $11.30           $11.52
  Accumulation units outstanding
  at the end of period                         3,171            7,474            2,981            3,289

JNL/PPM America High Yield Bond
Division(182)

  Accumulation unit value:
    Beginning of period                         N/A            $14.23           $12.28           $11.89
    End of period                               N/A            $14.60           $14.23           $12.28
  Accumulation units outstanding
  at the end of period                          N/A               -             13,816            6,392

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(182)

  Accumulation unit value:
    Beginning of period                       $14.16           $13.96           $14.14           $13.91
    End of period                             $14.15           $14.16           $13.96           $14.14
  Accumulation units outstanding
  at the end of period                         3,266            3,689            3,604             717

JNL/Salomon Brothers Strategic
Bond Division(182)

  Accumulation unit value:
    Beginning of period                       $16.93           $16.22           $14.63           $14.08
    End of period                             $16.96           $16.93           $16.22           $14.63
  Accumulation units outstanding
  at the end of period                         4,641            2,920            2,433            1,096






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $23.43           $21.84           $17.14           $21.52
    End of period                             $24.27           $23.43           $21.84           $17.14
  Accumulation units outstanding
  at the end of period                         3,042            2,559            1,426            1,621

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $30.42           $26.39           $19.50           $25.38
    End of period                             $33.88           $30.42           $26.39           $19.50
  Accumulation units outstanding
  at the end of period                         2,486            3,635            1,623            1,779

JNL/JPMorgan International Equity
Division(212)

  Accumulation unit value:
    Beginning of period                       $12.25           $10.78            $8.59            $8.43
    End of period                             $13.24           $12.25           $10.78            $8.59
  Accumulation units outstanding
  at the end of period                         5,377            5,583            4,627            5,444

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $15.92           $15.53           $11.76           $16.41
    End of period                             $17.46           $15.92           $15.53           $11.76
  Accumulation units outstanding
  at the end of period                         5,391            4,749            3,539            4,707

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $15.83           $15.25           $12.54           $15.88
    End of period                             $15.97           $15.83           $15.25           $12.54
  Accumulation units outstanding
  at the end of period                         2,632            4,699            4,861            4,607

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $18.02           $15.54           $11.37           $15.67
    End of period                             $18.04           $18.02           $15.54           $11.37
  Accumulation units outstanding
  at the end of period                          414             3,228             525              526






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.02            $9.59           $10.63
    End of period                             $12.25           $11.79           $11.02            $9.59
  Accumulation units outstanding
  at the end of period                        23,496           33,223            4,787            5,769

JNL/S&P Managed Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.10            $9.34           $10.86
    End of period                             $12.67           $12.07           $11.10            $9.34
  Accumulation units outstanding
  at the end of period                        49,602           48,149            7,953            7,332

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.78            $8.71           $10.74
    End of period                             $12.56           $11.86           $10.78            $8.71
  Accumulation units outstanding
  at the end of period                         9,095            9,380             246              494

JNL/S&P Very Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A            $10.40            $8.16           $10.51
    End of period                               N/A            $10.57           $10.40            $8.16
  Accumulation units outstanding
  at the end of period                          N/A               -              6,520            6,814

JNL/S&P Equity Growth Division I(433)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72            $9.18             N/A
    End of period                               N/A             $9.83            $9.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,189             N/A

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94            $7.83           $10.08
    End of period                               N/A            $10.08            $9.94            $7.83
  Accumulation units outstanding
  at the end of period                          N/A               -              2,315            2,601






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(187)

  Accumulation unit value:
    Beginning of period                       $10.21            $9.50            $7.61            $7.75
    End of period                             $10.40           $10.21            $9.50            $7.61
  Accumulation units outstanding
  at the end of period                        26,141           13,120            1,940             314

JNL/MCM S&P 400 MidCap Index Division(187)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.05            $8.41            $8.57
    End of period                             $13.66           $12.49           $11.05            $8.41
  Accumulation units outstanding
  at the end of period                        21,166           10,280            1,656             284

JNL/Alliance Capital Growth Division(212)

  Accumulation unit value:
    Beginning of period                        $9.28            $8.94            $7.36            $7.99
    End of period                              $8.41            $9.28            $8.94            $7.36
  Accumulation units outstanding
  at the end of period                           -                -              3,733            1,794

JNL/JPMorgan International Value
Division(212)

  Accumulation unit value:
    Beginning of period                        $9.78            $8.17            $6.00            $5.98
    End of period                             $11.32            $9.78            $8.17            $6.00
  Accumulation units outstanding
  at the end of period                         8,435            8,103            2,551            3,358

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                       $13.05           $12.80           $12.51           $11.89
    End of period                             $13.04           $13.05           $12.80           $12.51
  Accumulation units outstanding
  at the end of period                        31,852           30,787            9,986            3,013

JNL/MCM Small Cap Index Division(136)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.17            $7.84            $9.71
    End of period                             $13.03           $12.80           $11.17            $7.84
  Accumulation units outstanding
  at the end of period                        23,027           11,177            2,281             955






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(187)

  Accumulation unit value:
    Beginning of period                       $13.21           $11.32            $8.44            $8.46
    End of period                             $14.61           $13.21           $11.32            $8.44
  Accumulation units outstanding
  at the end of period                        12,657            6,142            1,692             287

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.14            $8.95           $11.75
    End of period                             $13.97           $13.67           $12.14            $8.95
  Accumulation units outstanding
  at the end of period                         4,773            8,401            7,916            4,585

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                       $16.11           $13.23           $10.51           $12.92
    End of period                             $17.11           $16.11           $13.23           $10.51
  Accumulation units outstanding
  at the end of period                        11,915           14,873            9,613            4,872

JNL/MCM Bond Index Division(187)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.67           $10.61           $10.48
    End of period                             $10.73           $10.79           $10.67           $10.61
  Accumulation units outstanding
  at the end of period                        14,052            3,618            1,660             232

JNL/S&P Core Index 100 Division(541)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.91             N/A              N/A
    End of period                             $12.14           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,964           15,296             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(433)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96            $9.45             N/A
    End of period                               N/A            $10.09            $9.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,126             N/A

JNL/MCM DowSM 10 Division(155)

  Accumulation unit value:
    Beginning of period                        $9.12            $9.08            $7.40            $6.70
    End of period                              $8.40            $9.12            $9.08            $7.40
  Accumulation units outstanding
  at the end of period                        33,223           30,269            8,983            3,724

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                        $7.23            $6.24            $4.79            $6.50
    End of period                              $7.92            $7.23            $6.24            $4.79
  Accumulation units outstanding
  at the end of period                        11,134           15,540           13,323           11,129

JNL/T. Rowe Price Value Division(182)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.22            $8.85            $8.94
    End of period                             $13.08           $12.62           $11.22            $8.85
  Accumulation units outstanding
  at the end of period                         7,337            4,585            2,928            2,901

JNL/FMR Balanced Division(182)

  Accumulation unit value:
    Beginning of period                        $9.73            $9.11            $8.20            $8.31
    End of period                             $10.46            $9.73            $9.11            $8.20
  Accumulation units outstanding
  at the end of period                         7,244            6,560            5,133             461






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $10.93            $9.49            $6.92            $9.10
    End of period                             $12.14           $10.93            $9.49            $6.92
  Accumulation units outstanding
  at the end of period                         6,622            4,936            2,994            3,945

JNL/Oppenheimer Growth Division(446)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.77            $7.79             N/A
    End of period                              $8.43            $7.91            $7.77             N/A
  Accumulation units outstanding
  at the end of period                         3,021            2,737             481              N/A

JNL/Select Value Division(352)

  Accumulation unit value:
    Beginning of period                       $16.08           $14.35           $12.46             N/A
    End of period                             $16.98           $16.08           $14.35             N/A
  Accumulation units outstanding
  at the end of period                         4,147            8,453            2,013             N/A

JNL/MCM Global 15 Division(155)

  Accumulation unit value:
    Beginning of period                       $11.19            $8.94            $6.88            $7.22
    End of period                             $12.04           $11.19            $8.94            $6.88
  Accumulation units outstanding
  at the end of period                        22,750           32,227            7,014            3,440

JNL/MCM 25 Division(155)

  Accumulation unit value:
    Beginning of period                       $11.37            $9.56            $7.37            $7.28
    End of period                             $10.78           $11.37            $9.56            $7.37
  Accumulation units outstanding
  at the end of period                        34,618           44,225            8,003            3,434

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.42             N/A              N/A              N/A
    End of period                              $9.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(155)

  Accumulation unit value:
    Beginning of period                       $17.49           $15.91           $11.01           $10.39
    End of period                             $18.60           $17.49           $15.91           $11.01
  Accumulation units outstanding
  at the end of period                        14,769           14,867            6,051            2,747

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $4.78             N/A              N/A              N/A
    End of period                              $5.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.91             N/A              N/A
    End of period                             $10.75           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,768            2,602             N/A              N/A

JNL/MCM Financial Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.61             N/A              N/A
    End of period                             $11.93           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          477              320              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $16.52           $14.36             N/A              N/A
    End of period                             $22.06           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,220            1,827             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.05             N/A              N/A              N/A
    End of period                              $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(155)

  Accumulation unit value:
    Beginning of period                        $9.46            $8.24            $7.09            $7.41
    End of period                             $12.68            $9.46            $8.24            $7.09
  Accumulation units outstanding
  at the end of period                        21,583           21,432            7,755            3,373

JNL/AIM Premier Equity II Division(212)

  Accumulation unit value:
    Beginning of period                         N/A             $9.23            $7.71            $8.01
    End of period                               N/A             $9.00            $9.23            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -              8,802            3,581

JNL/AIM Small Cap Growth Division(212)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.08            $8.20            $8.07
    End of period                             $12.24           $11.56           $11.08            $8.20
  Accumulation units outstanding
  at the end of period                         8,543            8,038           10,870            4,314

JNL/AIM Large Cap Growth Division(343)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.09            $8.98             N/A
    End of period                             $11.35           $10.84           $10.09             N/A
  Accumulation units outstanding
  at the end of period                        13,368           17,138             865              N/A

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          899              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,192             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          820              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.76             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,347             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,774             N/A              N/A              N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.41             N/A              N/A
    End of period                             $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,367            2,296             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(682)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.92             N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,959             729              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.97             N/A              N/A
    End of period                             $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,047            2,742             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.38             N/A              N/A              N/A
    End of period                              $8.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,868             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $16.92             N/A              N/A              N/A
    End of period                             $19.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,646             N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.52             N/A              N/A              N/A
    End of period                             $24.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,961             N/A              N/A              N/A

JNL/Select Global Growth Division(722)

  Accumulation unit value:
    Beginning of period                       $21.08           $20.70             N/A              N/A
    End of period                             $20.97           $21.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          713              74               N/A              N/A

JNL/Select Balanced Division(40)

  Accumulation unit value:
    Beginning of period                       $20.91           $19.32           $16.28           $17.06
    End of period                             $21.50           $20.91           $19.32           $16.28
  Accumulation units outstanding
  at the end of period                         6,648             847               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.77             N/A              N/A              N/A
    End of period                             $19.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          497              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $17.77             N/A              N/A              N/A
    End of period                             $18.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,054             N/A              N/A              N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                       $11.11           $11.12             N/A              N/A
    End of period                             $11.14           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,705             450              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                       $14.15           $13.96             N/A              N/A
    End of period                             $14.14           $14.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,794              -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(637)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.25             N/A              N/A
    End of period                             $16.95           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,347              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(40)

  Accumulation unit value:
    Beginning of period                       $23.42           $21.83           $17.13           $22.35
    End of period                             $24.26           $23.42           $21.83           $17.13
  Accumulation units outstanding
  at the end of period                         7,917            2,553              -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(40)

  Accumulation unit value:
    Beginning of period                       $30.40           $26.38           $19.50           $24.49
    End of period                             $33.87           $30.40           $26.38           $19.50
  Accumulation units outstanding
  at the end of period                         5,955             152              106               -

JNL/JPMorgan International Equity
Division(432)

  Accumulation unit value:
    Beginning of period                       $12.24           $10.78           $10.05             N/A
    End of period                             $13.23           $12.24           $10.78             N/A
  Accumulation units outstanding
  at the end of period                         3,649             176              176              N/A

JNL/Alger Growth Division(94)

  Accumulation unit value:
    Beginning of period                       $15.92           $15.52           $11.75           $16.66
    End of period                             $17.45           $15.92           $15.52           $11.75
  Accumulation units outstanding
  at the end of period                         2,183              -                -                -

JNL/Eagle Core Equity Division(94)

  Accumulation unit value:
    Beginning of period                       $15.82           $15.24           $12.54           $15.91
    End of period                             $15.97           $15.82           $15.24           $12.53
  Accumulation units outstanding
  at the end of period                         3,756             245              246               -

JNL/Eagle SmallCap Equity Division(40)

  Accumulation unit value:
    Beginning of period                       $18.02           $15.53           $11.37           $15.16
    End of period                             $18.03           $18.02           $15.53           $11.37
  Accumulation units outstanding
  at the end of period                         1,465             93               93                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(69)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.02            $9.58           $10.82
    End of period                             $12.24           $11.78           $11.02           $11.02
  Accumulation units outstanding
  at the end of period                        163,272           1,934              -                -

JNL/S&P Managed Growth Division(69)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.10            $9.34           $11.05
    End of period                             $12.66           $12.07           $11.10            $9.34
  Accumulation units outstanding
  at the end of period                        79,633           19,683           20,294              -

JNL/S&P Managed Aggressive Growth
Division(69)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.78            $8.71           $11.01
    End of period                             $12.55           $11.85           $10.78            $8.71
  Accumulation units outstanding
  at the end of period                        19,732            6,892            6,899              -

JNL/S&P Very Aggressive Growth
Division I(84)

  Accumulation unit value:
    Beginning of period                         N/A            $10.40            $8.16           $10.85
    End of period                               N/A            $10.56           $10.40            $8.16
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(84)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93            $7.83           $10.41
    End of period                               N/A            $10.08            $9.93            $7.83
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.44             N/A              N/A
    End of period                             $10.40           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,345            5,972             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(615)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.17             N/A              N/A
    End of period                             $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,810            6,584             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(615)

  Accumulation unit value:
    Beginning of period                        $9.77            $8.47             N/A              N/A
    End of period                             $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,794             696              N/A              N/A

JNL/PIMCO Total Return Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.79           $12.51           $11.96
    End of period                             $13.03           $13.04           $12.79           $12.51
  Accumulation units outstanding
  at the end of period                        60,097              -                -                -

JNL/MCM Small Cap Index Division(615)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.18             N/A              N/A
    End of period                             $13.02           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,874            6,283             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.91             N/A              N/A
    End of period                             $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,428            7,455             N/A              N/A

JNL/Lazard Small Cap Value Division(40)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.13            $8.95           $10.95
    End of period                             $13.97           $13.67           $12.13            $8.95
  Accumulation units outstanding
  at the end of period                         5,448             326              109               -

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $16.10           $13.23           $10.51           $12.88
    End of period                             $17.11           $16.10           $13.23           $10.51
  Accumulation units outstanding
  at the end of period                        13,024             870              210               -

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.77             N/A              N/A
    End of period                             $10.73           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,129             876              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(705)

  Accumulation unit value:
    Beginning of period                       $12.21           $12.12             N/A              N/A
    End of period                             $12.12           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,003            4,528             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(457)

  Accumulation unit value:
    Beginning of period                        $9.12            $9.08            $8.06             N/A
    End of period                              $8.40            $9.12            $9.08             N/A
  Accumulation units outstanding
  at the end of period                        81,646           17,258            1,241             N/A

JNL/Putnam Midcap Growth Division(40)

  Accumulation unit value:
    Beginning of period                        $7.23            $6.25            $4.79            $6.72
    End of period                              $7.92            $7.23            $6.25            $4.79
  Accumulation units outstanding
  at the end of period                          708               -                -                -

JNL/T. Rowe Price Value Division(432)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.22           $10.40             N/A
    End of period                             $13.08           $12.62           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        22,088            7,895             256              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.71             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,831             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(40)

  Accumulation unit value:
    Beginning of period                       $10.93            $9.49            $6.92            $8.90
    End of period                             $12.14           $10.93            $9.49            $6.92
  Accumulation units outstanding
  at the end of period                         9,965            1,317             200               -

JNL/Oppenheimer Growth Division(615)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.52             N/A              N/A
    End of period                              $8.43            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              946              N/A              N/A

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                       $16.08           $15.65             N/A              N/A
    End of period                             $16.98           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,387             87               N/A              N/A

JNL/MCM Global 15 Division(457)

  Accumulation unit value:
    Beginning of period                       $11.18            $8.94            $8.36             N/A
    End of period                             $12.03           $11.18            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        77,657           15,255            1,197             N/A

JNL/MCM 25 Division(457)

  Accumulation unit value:
    Beginning of period                       $11.37            $9.55            $8.48             N/A
    End of period                             $10.77           $11.37            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        59,617           13,767            1,179             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A
    End of period                              $9.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,485             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(457)

  Accumulation unit value:
    Beginning of period                       $17.49           $15.91           $15.34             N/A
    End of period                             $18.60           $17.49           $15.91             N/A
  Accumulation units outstanding
  at the end of period                        37,716            9,216             652              N/A

JNL/MCM Technology Sector Division(615)

  Accumulation unit value:
    Beginning of period                        $5.44            $5.06             N/A              N/A
    End of period                              $5.44            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,767             242              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,406             N/A              N/A              N/A

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $11.51           $11.22             N/A              N/A
    End of period                             $11.92           $11.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          580              24               N/A              N/A

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $16.51           $16.14             N/A              N/A
    End of period                             $22.04           $16.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,557             34               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.39             N/A              N/A              N/A
    End of period                              $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,393             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(457)

  Accumulation unit value:
    Beginning of period                        $9.46            $8.23            $7.55             N/A
    End of period                             $12.67            $9.46            $8.23             N/A
  Accumulation units outstanding
  at the end of period                        89,520           17,162            1,324             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $11.56            $9.71             N/A              N/A
    End of period                             $12.23           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          495               -               N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $11.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,871             N/A              N/A              N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,315             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(866)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,439             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(846)

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,534             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(705)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.50             N/A              N/A
    End of period                             $10.45           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,867             473              N/A              N/A

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.16             N/A              N/A
    End of period                             $15.45           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        135,198          11,549             N/A              N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.87             N/A              N/A
    End of period                             $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        817,207          33,297             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.10             N/A              N/A
    End of period                             $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        199,895          75,442             N/A              N/A

JNL/S&P Managed Moderate Division(700)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.16             N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        154,211          13,168             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(700)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.11             N/A              N/A
    End of period                             $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,071            2,115             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.405%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.03             N/A              N/A              N/A
    End of period                             $24.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.16             N/A              N/A              N/A
    End of period                             $21.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.95             N/A              N/A              N/A
    End of period                             $16.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.78             N/A              N/A              N/A
    End of period                             $24.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.54             N/A              N/A
    End of period                             $10.40           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          503              565              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(695)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.37             N/A              N/A
    End of period                             $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          582              474              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.11             N/A              N/A              N/A
    End of period                             $13.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $14.13             N/A              N/A              N/A
    End of period                             $13.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.76             N/A              N/A              N/A
    End of period                             $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.83             N/A              N/A              N/A
    End of period                             $13.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          634              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                        $7.86            $7.16             N/A              N/A
    End of period                              $8.00            $7.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,590            1,490             N/A              N/A

JNL/FMR Capital Growth Division(555)

  Accumulation unit value:
    Beginning of period                       $19.06           $17.72             N/A              N/A
    End of period                             $19.75           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,257             587              N/A              N/A

JNL/Select Large Cap Growth Division(609)

  Accumulation unit value:
    Beginning of period                       $23.69           $23.11             N/A              N/A
    End of period                             $24.21           $23.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          791              837              N/A              N/A

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $21.06           $18.13             N/A              N/A
    End of period                             $20.95           $21.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          204               -               N/A              N/A

JNL/Select Balanced Division(555)

  Accumulation unit value:
    Beginning of period                       $20.89           $19.78             N/A              N/A
    End of period                             $21.48           $20.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,069            3,889             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.79             N/A              N/A              N/A
    End of period                             $19.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Value Equity Division(601)

  Accumulation unit value:
    Beginning of period                       $17.99           $16.95             N/A              N/A
    End of period                             $18.42           $17.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,653             523              N/A              N/A

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                       $11.10           $11.16             N/A              N/A
    End of period                             $11.13           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,853            4,754             N/A              N/A

JNL/PPM America High Yield Bond
Division(582)

  Accumulation unit value:
    Beginning of period                         N/A            $13.83             N/A              N/A
    End of period                               N/A            $14.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $14.14           $14.11             N/A              N/A
    End of period                             $14.13           $14.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,048             520              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $16.89           $16.29             N/A              N/A
    End of period                             $16.92           $16.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,895            2,346             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(555)

  Accumulation unit value:
    Beginning of period                       $23.40           $22.57             N/A              N/A
    End of period                             $24.23           $23.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,192            5,121             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $30.37           $27.81             N/A              N/A
    End of period                             $33.83           $30.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,633            4,243             N/A              N/A

JNL/JPMorgan International Equity
Division(611)

  Accumulation unit value:
    Beginning of period                       $12.23           $10.76             N/A              N/A
    End of period                             $13.22           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,524              -               N/A              N/A

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                       $15.90           $16.47             N/A              N/A
    End of period                             $17.43           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050             798              N/A              N/A

JNL/Eagle Core Equity Division(502)

  Accumulation unit value:
    Beginning of period                       $15.81           $15.73             N/A              N/A
    End of period                             $15.95           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,804           10,402             N/A              N/A

JNL/Eagle SmallCap Equity Division(502)

  Accumulation unit value:
    Beginning of period                       $18.00           $17.04             N/A              N/A
    End of period                             $18.01           $18.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,080            1,140             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(404)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.01           $10.41             N/A
    End of period                             $12.23           $11.78           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        132,856          34,251             999              N/A

JNL/S&P Managed Growth Division(535)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.21             N/A              N/A
    End of period                             $12.65           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        162,225          83,705             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $11.85           $10.98             N/A              N/A
    End of period                             $12.54           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        182,918          180,836            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(645)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12             N/A              N/A
    End of period                               N/A            $10.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A             $9.99             N/A              N/A
    End of period                               N/A             $9.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(612)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99             N/A              N/A
    End of period                               N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.50            $9.01             N/A
    End of period                             $10.40           $10.20            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        168,532          81,106            1,851             N/A

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.05           $10.65             N/A
    End of period                             $13.65           $12.48           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        116,151          58,528            1,487             N/A

JNL/Alliance Capital Growth Division(502)

  Accumulation unit value:
    Beginning of period                        $9.27            $9.37             N/A              N/A
    End of period                              $8.40            $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               636              N/A              N/A

JNL/JPMorgan International Value
Division(605)

  Accumulation unit value:
    Beginning of period                        $9.77            $8.45             N/A              N/A
    End of period                             $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,100            9,705             N/A              N/A

JNL/PIMCO Total Return Bond Division(524)

  Accumulation unit value:
    Beginning of period                       $13.04           $12.92             N/A              N/A
    End of period                             $13.02           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,169           21,350             N/A              N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.16           $10.83             N/A
    End of period                             $13.02           $12.79           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        111,288          65,716            1,429             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.32           $10.41             N/A
    End of period                             $14.60           $13.20           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        102,057          47,746            1,483             N/A

JNL/Lazard Small Cap Value Division(560)

  Accumulation unit value:
    Beginning of period                       $13.66           $12.52             N/A              N/A
    End of period                             $13.95           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,885            9,237             N/A              N/A

JNL/Lazard Mid Cap Value Division(509)

  Accumulation unit value:
    Beginning of period                       $16.09           $13.66             N/A              N/A
    End of period                             $17.09           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,824            9,891             N/A              N/A

JNL/MCM Bond Index Division(461)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.66           $10.62             N/A
    End of period                             $10.73           $10.79           $10.66             N/A
  Accumulation units outstanding
  at the end of period                        113,843          49,884            1,410             N/A

JNL/S&P Core Index 100 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A             $9.93             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.90             N/A              N/A
    End of period                             $12.12           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,674            8,066             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(535)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90             N/A              N/A
    End of period                               N/A             $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A             $9.74             N/A              N/A
    End of period                               N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(447)

  Accumulation unit value:
    Beginning of period                        $9.11            $9.07            $8.21             N/A
    End of period                              $8.39            $9.11            $9.07             N/A
  Accumulation units outstanding
  at the end of period                        325,901          142,422           3,244             N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $7.29            $6.16             N/A              N/A
    End of period                              $7.97            $7.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          583               8               N/A              N/A

JNL/T. Rowe Price Value Division(555)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.53             N/A              N/A
    End of period                             $13.07           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,909           10,857             N/A              N/A

JNL/FMR Balanced Division(555)

  Accumulation unit value:
    Beginning of period                        $9.72            $9.25             N/A              N/A
    End of period                             $10.45            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,574           13,668             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(555)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.09             N/A              N/A
    End of period                             $12.13           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,551           13,476             N/A              N/A

JNL/Oppenheimer Growth Division(502)

  Accumulation unit value:
    Beginning of period                        $7.91            $8.17             N/A              N/A
    End of period                              $8.43            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,423            2,018             N/A              N/A

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                       $16.07           $14.78             N/A              N/A
    End of period                             $16.97           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,058            6,743             N/A              N/A

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                       $11.18            $8.94            $8.74             N/A
    End of period                             $12.02           $11.18            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        228,496          118,475           3,061             N/A

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.55            $8.59             N/A
    End of period                             $10.77           $11.36            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        221,818          108,364           3,053             N/A

JNL/MCM Consumer Brands Sector
Division(719)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.97             N/A              N/A
    End of period                              $9.84           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,471             286              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(447)

  Accumulation unit value:
    Beginning of period                       $17.48           $15.90           $15.70             N/A
    End of period                             $18.58           $17.48           $15.90             N/A
  Accumulation units outstanding
  at the end of period                        119,665          61,052            1,661             N/A

JNL/MCM Technology Sector Division(655)

  Accumulation unit value:
    Beginning of period                        $5.46            $4.60             N/A              N/A
    End of period                              $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,600             11               N/A              N/A

JNL/MCM Healthcare Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.62             N/A              N/A
    End of period                             $10.74           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,540             348              N/A              N/A

JNL/MCM Financial Sector Division(601)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.45             N/A              N/A
    End of period                             $11.92           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,011             961              N/A              N/A

JNL/MCM Oil & Gas Sector Division(601)

  Accumulation unit value:
    Beginning of period                       $16.50           $14.22             N/A              N/A
    End of period                             $22.04           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,175            1,437             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.31             N/A              N/A              N/A
    End of period                              $4.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,030             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(447)

  Accumulation unit value:
    Beginning of period                        $9.45            $8.23            $7.65             N/A
    End of period                             $12.67            $9.45            $8.23             N/A
  Accumulation units outstanding
  at the end of period                        272,404          132,769           3,529             N/A

JNL/AIM Premier Equity II Division(502)

  Accumulation unit value:
    Beginning of period                         N/A             $9.51             N/A              N/A
    End of period                               N/A             $9.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(509)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.11             N/A              N/A
    End of period                             $12.23           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,691            3,228             N/A              N/A

JNL/AIM Large Cap Growth Division(509)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.10             N/A              N/A
    End of period                             $11.34           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,652            5,949             N/A              N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                       $11.25             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,147             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(859)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,192             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(884)

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,119             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.29             N/A              N/A
    End of period                             $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,511            7,903             N/A              N/A

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.16             N/A              N/A
    End of period                             $15.45           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,039            9,886             N/A              N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.87             N/A              N/A
    End of period                             $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        486,619          29,238             N/A              N/A

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.36             N/A              N/A
    End of period                             $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        77,132            9,060             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,679             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(702)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.11             N/A              N/A
    End of period                             $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,604           43,146             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $21.78             N/A              N/A              N/A
    End of period                             $24.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.66             N/A              N/A              N/A
    End of period                             $16.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.98             N/A              N/A              N/A
    End of period                             $24.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $28.78             N/A              N/A              N/A
    End of period                             $33.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.12             N/A              N/A              N/A
    End of period                             $15.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.06             N/A              N/A
    End of period                             $12.22           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,051            1,031             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.67             N/A              N/A              N/A
    End of period                             $12.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,344             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(732)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.78             N/A              N/A
    End of period                             $12.53           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          253              262              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.50             N/A              N/A
    End of period                             $10.39           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,878            2,417             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.68             N/A              N/A              N/A
    End of period                             $13.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.59             N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(692)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.57             N/A              N/A
    End of period                             $13.01           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          828              463              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                       $13.19           $11.90             N/A              N/A
    End of period                             $14.59           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,099             893              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $12.79             N/A              N/A              N/A
    End of period                             $13.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.75             N/A              N/A              N/A
    End of period                             $17.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division(700)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.76             N/A              N/A
    End of period                             $10.72           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,529             651              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.52             N/A              N/A              N/A
    End of period                              $8.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A
    End of period                             $13.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.92             N/A              N/A              N/A
    End of period                             $16.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $15.66             N/A              N/A              N/A
    End of period                             $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.61             N/A              N/A              N/A
    End of period                             $22.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                        $9.81             N/A              N/A              N/A
    End of period                             $12.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.38             N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(713)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30             N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,453             680              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(702)

  Accumulation unit value:
    Beginning of period                       $19.00           $17.72             N/A              N/A
    End of period                             $19.68           $19.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,583            2,583             N/A              N/A

JNL/Select Large Cap Growth Division(490)

  Accumulation unit value:
    Beginning of period                       $23.61           $22.00             N/A              N/A
    End of period                             $24.12           $23.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,643            1,969             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.53             N/A              N/A              N/A
    End of period                             $20.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                       $20.82           $19.24           $16.02             N/A
    End of period                             $21.40           $20.82           $19.24             N/A
  Accumulation units outstanding
  at the end of period                         3,935            1,806            1,262             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(283)

  Accumulation unit value:
    Beginning of period                       $18.26           $16.55           $12.45             N/A
    End of period                             $19.38           $18.26           $16.55             N/A
  Accumulation units outstanding
  at the end of period                           -               471              410              N/A

JNL/Putnam Value Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $17.93           $16.74           $13.36             N/A
    End of period                             $18.35           $17.93           $16.74             N/A
  Accumulation units outstanding
  at the end of period                          521              631              568              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A
    End of period                             $11.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(303)

  Accumulation unit value:
    Beginning of period                         N/A            $14.16           $12.90             N/A
    End of period                               N/A            $14.53           $14.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,054             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(303)

  Accumulation unit value:
    Beginning of period                       $14.09           $13.90           $14.03             N/A
    End of period                             $14.08           $14.09           $13.90             N/A
  Accumulation units outstanding
  at the end of period                         5,083            1,724             721              N/A

JNL/Salomon Brothers Strategic
Bond Division(303)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.15           $15.16             N/A
    End of period                             $16.87           $16.84           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         5,846            3,397            2,001             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(303)

  Accumulation unit value:
    Beginning of period                       $23.32           $21.75           $17.26             N/A
    End of period                             $24.14           $23.32           $21.75             N/A
  Accumulation units outstanding
  at the end of period                         2,509            2,385            1,380             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $30.27           $26.28           $19.39             N/A
    End of period                             $33.70           $30.27           $26.28             N/A
  Accumulation units outstanding
  at the end of period                         8,377            6,597            3,558             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.67             N/A              N/A              N/A
    End of period                             $13.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          121              N/A              N/A              N/A

JNL/Alger Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $15.85           $15.46           $12.80             N/A
    End of period                             $17.37           $15.85           $15.46             N/A
  Accumulation units outstanding
  at the end of period                         1,204             715              488              N/A

JNL/Eagle Core Equity Division(303)

  Accumulation unit value:
    Beginning of period                       $15.76           $15.19           $12.41             N/A
    End of period                             $15.90           $15.76           $15.19             N/A
  Accumulation units outstanding
  at the end of period                         2,911            3,355            2,037             N/A

JNL/Eagle SmallCap Equity Division(710)

  Accumulation unit value:
    Beginning of period                       $17.95           $16.90             N/A              N/A
    End of period                             $17.96           $17.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,611            2,437             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(337)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.99           $10.08             N/A
    End of period                             $12.20           $11.75           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         2,509           24,770           23,970             N/A

JNL/S&P Managed Growth Division(294)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.07            $9.13             N/A
    End of period                             $12.62           $12.03           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        148,839          119,455          41,316             N/A

JNL/S&P Managed Aggressive Growth
Division(350)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.75            $9.80             N/A
    End of period                             $12.51           $11.82           $10.75             N/A
  Accumulation units outstanding
  at the end of period                         4,191            4,961            1,157             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(282)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $7.24             N/A
    End of period                               N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               986              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.49            $7.69             N/A
    End of period                             $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        19,083           15,677           20,085             N/A

JNL/MCM S&P 400 MidCap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.04            $8.22             N/A
    End of period                             $13.63           $12.47           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         8,214            7,401           14,839             N/A

JNL/Alliance Capital Growth Division(322)

  Accumulation unit value:
    Beginning of period                        $9.25            $8.91            $7.89             N/A
    End of period                              $8.38            $9.25            $8.91             N/A
  Accumulation units outstanding
  at the end of period                           -               891              836              N/A

JNL/JPMorgan International Value
Division(710)

  Accumulation unit value:
    Beginning of period                        $9.74            $9.15             N/A              N/A
    End of period                             $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          281               -               N/A              N/A

JNL/PIMCO Total Return Bond Division(294)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.76           $12.58             N/A
    End of period                             $12.98           $13.00           $12.76             N/A
  Accumulation units outstanding
  at the end of period                        12,700           13,111            7,427             N/A

JNL/MCM Small Cap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.15            $7.80             N/A
    End of period                             $13.00           $12.78           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         8,213            7,273            6,541             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(311)

  Accumulation unit value:
    Beginning of period                       $13.19           $11.31            $8.26             N/A
    End of period                             $14.58           $13.19           $11.31             N/A
  Accumulation units outstanding
  at the end of period                         8,291            7,200            9,236             N/A

JNL/Lazard Small Cap Value Division(322)

  Accumulation unit value:
    Beginning of period                       $13.63           $12.10            $9.27             N/A
    End of period                             $13.92           $13.63           $12.10             N/A
  Accumulation units outstanding
  at the end of period                         4,176            2,020             945              N/A

JNL/Lazard Mid Cap Value Division(303)

  Accumulation unit value:
    Beginning of period                       $16.05           $13.19           $10.29             N/A
    End of period                             $17.05           $16.05           $13.19             N/A
  Accumulation units outstanding
  at the end of period                         3,884            4,296            3,843             N/A

JNL/MCM Bond Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.65           $10.63             N/A
    End of period                             $10.71           $10.78           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        13,942            8,591             415              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.87             N/A              N/A
    End of period                             $12.09           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,131            3,550             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(310)

  Accumulation unit value:
    Beginning of period                         N/A             $9.95            $7.99             N/A
    End of period                               N/A            $10.08            $9.95             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               399              N/A

JNL/MCM DowSM 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $9.09            $9.06            $6.34             N/A
    End of period                              $8.37            $9.09            $9.06             N/A
  Accumulation units outstanding
  at the end of period                        25,978           33,831           23,335             N/A

JNL/Putnam Midcap Growth Division(415)

  Accumulation unit value:
    Beginning of period                        $7.22            $6.23            $5.95             N/A
    End of period                              $7.90            $7.22            $6.23             N/A
  Accumulation units outstanding
  at the end of period                           -               973              585              N/A

JNL/T. Rowe Price Value Division(303)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.20            $8.47             N/A
    End of period                             $13.04           $12.59           $11.20             N/A
  Accumulation units outstanding
  at the end of period                         7,275            7,418            3,082             N/A

JNL/FMR Balanced Division(303)

  Accumulation unit value:
    Beginning of period                        $9.71            $9.09            $8.19             N/A
    End of period                             $10.43            $9.71            $9.09             N/A
  Accumulation units outstanding
  at the end of period                         1,363            1,653            1,622             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.48            $6.60             N/A
    End of period                             $12.11           $10.91            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        11,088           12,878            5,000             N/A

JNL/Oppenheimer Growth Division(283)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.76            $6.50             N/A
    End of period                              $8.41            $7.90            $7.76             N/A
  Accumulation units outstanding
  at the end of period                           -              8,929            1,178             N/A

JNL/Select Value Division(322)

  Accumulation unit value:
    Beginning of period                       $16.06           $14.34           $11.31             N/A
    End of period                             $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                         1,120            1,581             540              N/A

JNL/MCM Global 15 Division(283)

  Accumulation unit value:
    Beginning of period                       $11.16            $8.92            $5.85             N/A
    End of period                             $12.00           $11.16            $8.92             N/A
  Accumulation units outstanding
  at the end of period                        21,592           26,303           15,310             N/A

JNL/MCM 25 Division(283)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.53            $6.61             N/A
    End of period                             $10.74           $11.34            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        16,359           20,488           11,741             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(308)

  Accumulation unit value:
    Beginning of period                       $17.44           $15.88           $11.19             N/A
    End of period                             $18.54           $17.44           $15.88             N/A
  Accumulation units outstanding
  at the end of period                         8,789           10,773            5,100             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.18             N/A              N/A              N/A
    End of period                              $5.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,060             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.81             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $15.72             N/A              N/A              N/A
    End of period                             $21.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          932              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.34             N/A              N/A              N/A
    End of period                              $4.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(283)

  Accumulation unit value:
    Beginning of period                        $9.43            $8.22            $6.63             N/A
    End of period                             $12.64            $9.43            $8.22             N/A
  Accumulation units outstanding
  at the end of period                        27,344           31,712           22,272             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.07            $8.65             N/A
    End of period                             $12.21           $11.54           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         1,303             720              663              N/A

JNL/AIM Large Cap Growth Division(303)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.08            $8.15             N/A
    End of period                             $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                         7,039            6,874            1,971             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(912)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          928              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.38             N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,067             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,958             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,478             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.23            $5.74            $6.55
    End of period                              $7.98            $7.85            $7.23            $5.74
  Accumulation units outstanding
  at the end of period                         3,160            3,770              -                -

JNL/FMR Capital Growth Division(259)

  Accumulation unit value:
    Beginning of period                       $18.99           $16.49           $12.23             N/A
    End of period                             $19.67           $18.99           $16.49             N/A
  Accumulation units outstanding
  at the end of period                          715              761               -               N/A

JNL/Select Large Cap Growth Division(185)

  Accumulation unit value:
    Beginning of period                       $23.60           $21.66           $16.39           $16.67
    End of period                             $24.11           $23.60           $21.66           $16.39
  Accumulation units outstanding
  at the end of period                         1,068             403               -                -

JNL/Select Global Growth Division(706)

  Accumulation unit value:
    Beginning of period                       $20.98           $20.33             N/A              N/A
    End of period                             $20.86           $20.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          261              259              N/A              N/A

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                       $20.81           $19.24           $16.22           $17.48
    End of period                             $21.39           $20.81           $19.24           $16.22
  Accumulation units outstanding
  at the end of period                         3,875             23                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(385)

  Accumulation unit value:
    Beginning of period                       $18.25           $16.55           $14.44             N/A
    End of period                             $19.37           $18.25           $16.55             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Putnam Value Equity Division(185)

  Accumulation unit value:
    Beginning of period                       $17.92           $16.73           $13.77           $13.77
    End of period                             $18.34           $17.92           $16.73           $13.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(109)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.24           $11.47           $11.58
    End of period                             $11.08           $11.06           $11.24           $11.47
  Accumulation units outstanding
  at the end of period                          68               335               -                -

JNL/PPM America High Yield Bond
Division(139)

  Accumulation unit value:
    Beginning of period                         N/A            $14.16           $12.23           $12.12
    End of period                               N/A            $14.53           $14.16           $12.23
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $14.08           $13.90           $14.08           $13.03
    End of period                             $14.07           $14.08           $13.90           $14.08
  Accumulation units outstanding
  at the end of period                         3,892            1,393              -                -

JNL/Salomon Brothers Strategic
Bond Division(161)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.14           $14.57           $13.63
    End of period                             $16.86           $16.84           $16.14           $14.57
  Accumulation units outstanding
  at the end of period                         3,965             122               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                       $23.31           $21.74           $17.06           $20.15
    End of period                             $24.13           $23.31           $21.74           $17.06
  Accumulation units outstanding
  at the end of period                         1,670             709               -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(127)

  Accumulation unit value:
    Beginning of period                       $30.25           $26.27           $19.42           $24.07
    End of period                             $33.68           $30.25           $26.27           $19.42
  Accumulation units outstanding
  at the end of period                         2,237            1,210              -                -

JNL/JPMorgan International Equity
Division(192)

  Accumulation unit value:
    Beginning of period                       $12.18           $10.72            $8.55            $8.08
    End of period                             $13.15           $12.18           $10.72            $8.55
  Accumulation units outstanding
  at the end of period                          223              229               -                -

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                       $15.84           $15.46           $11.71           $12.72
    End of period                             $17.36           $15.84           $15.46           $11.71
  Accumulation units outstanding
  at the end of period                         1,611            1,412              -                -

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                       $15.76           $15.19           $12.50           $14.59
    End of period                             $15.90           $15.76           $15.19           $12.50
  Accumulation units outstanding
  at the end of period                         1,521            1,424              -                -

JNL/Eagle SmallCap Equity Division(127)

  Accumulation unit value:
    Beginning of period                       $17.94           $15.48           $11.33           $14.31
    End of period                             $17.95           $17.94           $15.48           $11.33
  Accumulation units outstanding
  at the end of period                         1,253             892               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(110)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.99            $9.56           $10.37
    End of period                             $12.20           $11.75           $10.99            $9.56
  Accumulation units outstanding
  at the end of period                        86,927           32,886              -                -

JNL/S&P Managed Growth Division(112)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.07            $9.32           $10.67
    End of period                             $12.61           $12.03           $11.07            $9.32
  Accumulation units outstanding
  at the end of period                        67,739           50,260            1,566              -

JNL/S&P Managed Aggressive Growth
Division(116)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.75            $8.69           $10.67
    End of period                             $12.51           $11.81           $10.75            $8.69
  Accumulation units outstanding
  at the end of period                           7               109               -                -

JNL/S&P Very Aggressive Growth
Division I(131)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37            $8.14            $9.77
    End of period                               N/A            $10.53           $10.37            $8.14
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(123)

  Accumulation unit value:
    Beginning of period                         N/A             $9.69            $7.66            $9.58
    End of period                               N/A             $9.79            $9.69            $7.66
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(124)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.81            $9.70
    End of period                               N/A            $10.04            $9.90            $7.81
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.49            $7.61            $8.64
    End of period                             $10.38           $10.19            $9.49            $7.61
  Accumulation units outstanding
  at the end of period                        31,447           11,189              -                -

JNL/MCM S&P 400 MidCap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.04            $8.41            $9.64
    End of period                             $13.63           $12.47           $11.04            $8.41
  Accumulation units outstanding
  at the end of period                        20,301            8,990              -                -

JNL/Alliance Capital Growth Division(192)

  Accumulation unit value:
    Beginning of period                        $9.25            $8.92            $7.35            $7.38
    End of period                              $8.39            $9.25            $8.92            $7.35
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division(502)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.54             N/A              N/A
    End of period                             $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,780            5,859             N/A              N/A

JNL/PIMCO Total Return Bond Division(94)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.76           $12.48           $11.94
    End of period                             $12.98           $13.00           $12.76           $12.48
  Accumulation units outstanding
  at the end of period                         6,741            2,557             686               -

JNL/MCM Small Cap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.15            $7.84            $9.46
    End of period                             $13.00           $12.78           $11.15            $7.84
  Accumulation units outstanding
  at the end of period                        24,218           10,819              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(139)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.31            $8.44            $9.62
    End of period                             $14.58           $13.18           $11.31            $8.44
  Accumulation units outstanding
  at the end of period                        17,442            8,315              -                -

JNL/Lazard Small Cap Value Division(127)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.10            $8.93           $10.99
    End of period                             $13.91           $13.62           $12.10            $8.93
  Accumulation units outstanding
  at the end of period                         7,937            4,401              -                -

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                       $16.05           $13.19           $10.48           $12.85
    End of period                             $17.04           $16.05           $13.19           $10.48
  Accumulation units outstanding
  at the end of period                         8,033            3,568             632               -

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.65           $10.60           $10.13
    End of period                             $10.71           $10.77           $10.65           $10.60
  Accumulation units outstanding
  at the end of period                        32,362            9,307              -                -

JNL/S&P Core Index 100 Division(384)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $9.00             N/A
    End of period                               N/A            $10.19           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.86             N/A              N/A
    End of period                             $12.08           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,018             169              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                         N/A             $9.78            $7.66            $9.65
    End of period                               N/A             $9.90            $9.78            $7.66
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $9.09            $9.06            $7.38            $9.05
    End of period                              $8.37            $9.09            $9.06            $7.38
  Accumulation units outstanding
  at the end of period                        63,705           41,563             812               -

JNL/Putnam Midcap Growth Division(185)

  Accumulation unit value:
    Beginning of period                        $7.22            $6.23            $4.79            $4.86
    End of period                              $7.89            $7.22            $6.23            $4.79
  Accumulation units outstanding
  at the end of period                           -               69                -                -

JNL/T. Rowe Price Value Division(131)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.19            $8.83           $10.51
    End of period                             $13.04           $12.59           $11.19            $8.83
  Accumulation units outstanding
  at the end of period                         4,845             541               -                -

JNL/FMR Balanced Division(161)

  Accumulation unit value:
    Beginning of period                        $9.71            $9.09            $8.19            $8.33
    End of period                             $10.43            $9.71            $9.09            $8.19
  Accumulation units outstanding
  at the end of period                         1,550              -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(143)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.48            $6.91            $8.31
    End of period                             $12.11           $10.91            $9.48            $6.91
  Accumulation units outstanding
  at the end of period                         6,785            4,849              -                -

JNL/Oppenheimer Growth Division(303)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.76            $6.80             N/A
    End of period                              $8.41            $7.90            $7.76             N/A
  Accumulation units outstanding
  at the end of period                           -               787               -               N/A

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                       $16.06           $14.34           $12.32             N/A
    End of period                             $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                          207               -                -               N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.15            $8.92            $6.87            $8.74
    End of period                             $11.99           $11.15            $8.92            $6.87
  Accumulation units outstanding
  at the end of period                        59,968           35,409             760               -

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.53            $7.35            $9.44
    End of period                             $10.74           $11.34            $9.53            $7.35
  Accumulation units outstanding
  at the end of period                        50,963           33,520             775               -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                              $9.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,496             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                       $17.44           $15.87           $10.99           $14.81
    End of period                             $18.54           $17.44           $15.87           $10.99
  Accumulation units outstanding
  at the end of period                        30,173           21,708             425               -

JNL/MCM Technology Sector Division(706)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.28             N/A              N/A
    End of period                              $5.42            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,578             198              N/A              N/A

JNL/MCM Healthcare Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.24             N/A              N/A
    End of period                             $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702             31               N/A              N/A

JNL/MCM Financial Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.98             N/A              N/A
    End of period                             $11.88           $11.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          769              126              N/A              N/A

JNL/MCM Oil & Gas Sector Division(498)

  Accumulation unit value:
    Beginning of period                       $16.47           $12.99             N/A              N/A
    End of period                             $21.98           $16.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,912             72               N/A              N/A

JNL/MCM Communications Sector
Division(527)

  Accumulation unit value:
    Beginning of period                        $4.31            $4.16             N/A              N/A
    End of period                              $4.25            $4.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          403               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(119)

  Accumulation unit value:
    Beginning of period                        $9.43            $8.21            $7.08            $9.60
    End of period                             $12.63            $9.43            $8.21            $7.08
  Accumulation units outstanding
  at the end of period                        61,373           42,191             868               -

JNL/AIM Premier Equity II Division(166)

  Accumulation unit value:
    Beginning of period                         N/A             $9.22            $7.71            $7.90
    End of period                               N/A             $8.99            $9.22            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(213)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.07            $8.19            $8.10
    End of period                             $12.21           $11.54           $11.07            $8.19
  Accumulation units outstanding
  at the end of period                          998              887               -                -

JNL/AIM Large Cap Growth Division(161)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.08            $7.94            $8.45
    End of period                             $11.32           $10.82           $10.08            $7.94
  Accumulation units outstanding
  at the end of period                         4,435            2,594              -                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          543              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(694)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.24             N/A              N/A
    End of period                             $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,357             589              N/A              N/A

JNL/MCM Value Line 25 Division(735)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.43             N/A              N/A
    End of period                             $15.44           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,665            1,010             N/A              N/A

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.31             N/A              N/A
    End of period                             $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,432          15,880             N/A              N/A

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.77             N/A              N/A
    End of period                             $11.84           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,524              -               N/A              N/A

JNL/S&P Managed Moderate Division(716)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.33             N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,392            1,138             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(707)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.18             N/A              N/A
    End of period                             $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,323              -               N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(455)

  Accumulation unit value:
    Beginning of period                        $7.84            $7.22            $6.81             N/A
    End of period                              $7.98            $7.84            $7.22             N/A
  Accumulation units outstanding
  at the end of period                        36,732           25,971             74               N/A

JNL/FMR Capital Growth Division(525)

  Accumulation unit value:
    Beginning of period                       $18.97           $16.98             N/A              N/A
    End of period                             $19.65           $18.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,380            6,227             N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.37             N/A              N/A              N/A
    End of period                             $24.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,186             N/A              N/A              N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                       $20.95           $18.74             N/A              N/A
    End of period                             $20.84           $20.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,047            1,051             N/A              N/A

JNL/Select Balanced Division(435)

  Accumulation unit value:
    Beginning of period                       $20.79           $19.22           $18.13             N/A
    End of period                             $21.36           $20.79           $19.22             N/A
  Accumulation units outstanding
  at the end of period                        25,633            8,233             873              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(726)

  Accumulation unit value:
    Beginning of period                       $18.23           $18.07             N/A              N/A
    End of period                             $19.35           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          412              412              N/A              N/A

JNL/Putnam Value Equity Division(524)

  Accumulation unit value:
    Beginning of period                       $17.90           $17.19             N/A              N/A
    End of period                             $18.32           $17.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,975            1,792             N/A              N/A

JNL/Select Money Market Division(435)

  Accumulation unit value:
    Beginning of period                       $11.05           $11.23           $11.28             N/A
    End of period                             $11.07           $11.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        79,865           10,015             707              N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A            $14.15           $13.63             N/A
    End of period                               N/A            $14.51           $14.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,532             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(464)

  Accumulation unit value:
    Beginning of period                       $14.07           $13.89           $13.81             N/A
    End of period                             $14.05           $14.07           $13.89             N/A
  Accumulation units outstanding
  at the end of period                        24,783            6,684             392              N/A

JNL/Salomon Brothers Strategic
Bond Division(410)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.12           $15.66             N/A
    End of period                             $16.84           $16.82           $16.12             N/A
  Accumulation units outstanding
  at the end of period                        36,277            4,141             110              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(429)

  Accumulation unit value:
    Beginning of period                       $23.28           $21.72           $20.38             N/A
    End of period                             $24.10           $23.28           $21.72             N/A
  Accumulation units outstanding
  at the end of period                        26,408           15,343            1,844             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $30.23           $26.25           $24.64             N/A
    End of period                             $33.65           $30.23           $26.25             N/A
  Accumulation units outstanding
  at the end of period                        36,142            8,272            1,530             N/A

JNL/JPMorgan International Equity
Division(583)

  Accumulation unit value:
    Beginning of period                       $12.17           $10.30             N/A              N/A
    End of period                             $13.15           $12.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,607             491              N/A              N/A

JNL/Alger Growth Division(455)

  Accumulation unit value:
    Beginning of period                       $15.82           $15.44           $14.74             N/A
    End of period                             $17.34           $15.82           $15.44             N/A
  Accumulation units outstanding
  at the end of period                         8,942            4,062             38               N/A

JNL/Eagle Core Equity Division(524)

  Accumulation unit value:
    Beginning of period                       $15.74           $15.48             N/A              N/A
    End of period                             $15.88           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,897           11,998             N/A              N/A

JNL/Eagle SmallCap Equity Division(455)

  Accumulation unit value:
    Beginning of period                       $17.93           $15.46           $15.43             N/A
    End of period                             $17.93           $17.93           $15.46             N/A
  Accumulation units outstanding
  at the end of period                        17,618             893              36               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(445)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.98           $10.56             N/A
    End of period                             $12.19           $11.74           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        429,201          92,410           31,803             N/A

JNL/S&P Managed Growth Division(429)

  Accumulation unit value:
    Beginning of period                       $12.02           $11.06           $10.50             N/A
    End of period                             $12.60           $12.02           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        275,799          155,301          78,261             N/A

JNL/S&P Managed Aggressive Growth
Division(528)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.09             N/A              N/A
    End of period                             $12.50           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        263,042          123,534            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(470)

  Accumulation unit value:
    Beginning of period                         N/A            $10.36           $10.00             N/A
    End of period                               N/A            $10.52           $10.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               240              N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72             N/A              N/A
    End of period                               N/A             $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(470)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $9.55             N/A
    End of period                               N/A            $10.04            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               252              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(435)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.49            $8.89             N/A
    End of period                             $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        214,683          113,504           6,053             N/A

JNL/MCM S&P 400 MidCap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.03           $10.31             N/A
    End of period                             $13.62           $12.47           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        117,573          73,820            3,231             N/A

JNL/Alliance Capital Growth Division(584)

  Accumulation unit value:
    Beginning of period                        $9.24            $8.62             N/A              N/A
    End of period                              $8.37            $9.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               284              N/A              N/A

JNL/JPMorgan International Value
Division(537)

  Accumulation unit value:
    Beginning of period                        $9.73            $8.32             N/A              N/A
    End of period                             $11.26            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,876           29,549             N/A              N/A

JNL/PIMCO Total Return Bond Division(456)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.75           $12.73             N/A
    End of period                             $12.97           $12.99           $12.75             N/A
  Accumulation units outstanding
  at the end of period                        51,157           10,757            1,335             N/A

JNL/MCM Small Cap Index Division(435)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.15           $10.46             N/A
    End of period                             $12.99           $12.78           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        108,867          62,366            2,564             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(435)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.30           $10.41             N/A
    End of period                             $14.57           $13.18           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        96,646           142,110           2,565             N/A

JNL/Lazard Small Cap Value Division(429)

  Accumulation unit value:
    Beginning of period                       $13.61           $12.09           $11.13             N/A
    End of period                             $13.90           $13.61           $12.09             N/A
  Accumulation units outstanding
  at the end of period                        54,406           30,915            3,104             N/A

JNL/Lazard Mid Cap Value Division(521)

  Accumulation unit value:
    Beginning of period                       $16.04           $13.77             N/A              N/A
    End of period                             $17.03           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,212           36,237             N/A              N/A

JNL/MCM Bond Index Division(479)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.65           $10.69             N/A
    End of period                             $10.70           $10.77           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        107,099          72,574            1,060             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.86             N/A              N/A
    End of period                             $12.07           $12.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,170           15,842             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(606)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00             N/A              N/A
    End of period                               N/A             $9.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(498)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22             N/A              N/A
    End of period                               N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(410)

  Accumulation unit value:
    Beginning of period                        $9.09            $9.05            $8.09             N/A
    End of period                              $8.36            $9.09            $9.05             N/A
  Accumulation units outstanding
  at the end of period                        319,314          133,984          12,044             N/A

JNL/Putnam Midcap Growth Division(537)

  Accumulation unit value:
    Beginning of period                        $7.21            $6.30             N/A              N/A
    End of period                              $7.89            $7.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,391            3,302             N/A              N/A

JNL/T. Rowe Price Value Division(455)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.19           $10.46             N/A
    End of period                             $13.03           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        56,347           33,840             967              N/A

JNL/FMR Balanced Division(449)

  Accumulation unit value:
    Beginning of period                        $9.70            $9.09            $8.82             N/A
    End of period                             $10.42            $9.70            $9.09             N/A
  Accumulation units outstanding
  at the end of period                        32,699           25,631            3,592             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(524)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.80             N/A              N/A
    End of period                             $12.10           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,269           35,849             N/A              N/A

JNL/Oppenheimer Growth Division(524)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.92             N/A              N/A
    End of period                              $8.41            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,841            5,004             N/A              N/A

JNL/Select Value Division(455)

  Accumulation unit value:
    Beginning of period                       $16.06           $14.34           $13.47             N/A
    End of period                             $16.95           $16.06           $14.34             N/A
  Accumulation units outstanding
  at the end of period                         8,809            4,030             62               N/A

JNL/MCM Global 15 Division(410)

  Accumulation unit value:
    Beginning of period                       $11.15            $8.92            $8.40             N/A
    End of period                             $11.99           $11.15            $8.92             N/A
  Accumulation units outstanding
  at the end of period                        271,566          189,431          11,700             N/A

JNL/MCM 25 Division(410)

  Accumulation unit value:
    Beginning of period                       $11.33            $9.53            $8.20             N/A
    End of period                             $10.73           $11.33            $9.53             N/A
  Accumulation units outstanding
  at the end of period                        266,841          189,376          12,500             N/A

JNL/MCM Consumer Brands Sector
Division(559)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.72             N/A              N/A
    End of period                              $9.81           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,370           12,013             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(410)

  Accumulation unit value:
    Beginning of period                       $17.43           $15.87           $14.27             N/A
    End of period                             $18.52           $17.43           $15.87             N/A
  Accumulation units outstanding
  at the end of period                        146,982          57,345            6,890             N/A

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.06             N/A              N/A
    End of period                              $5.41            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,384            2,075             N/A              N/A

JNL/MCM Healthcare Sector Division(537)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.11             N/A              N/A
    End of period                             $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,068           14,650             N/A              N/A

JNL/MCM Financial Sector Division(632)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.28             N/A              N/A
    End of period                             $11.88           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,870            6,269             N/A              N/A

JNL/MCM Oil & Gas Sector Division(603)

  Accumulation unit value:
    Beginning of period                       $16.46           $14.17             N/A              N/A
    End of period                             $21.97           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        307,780          13,592             N/A              N/A

JNL/MCM Communications Sector
Division(626)

  Accumulation unit value:
    Beginning of period                        $4.31            $3.83             N/A              N/A
    End of period                              $4.24            $4.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,712           260,553            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(410)

  Accumulation unit value:
    Beginning of period                        $9.43            $8.21            $7.49             N/A
    End of period                             $12.63            $9.43            $8.21             N/A
  Accumulation units outstanding
  at the end of period                        213,016          106,722          10,251             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(455)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.06           $10.87             N/A
    End of period                             $12.20           $11.53           $11.06             N/A
  Accumulation units outstanding
  at the end of period                        32,709           30,158             52               N/A

JNL/AIM Large Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.08            $9.70             N/A
    End of period                             $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                        24,493           11,842             701              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,830             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,563             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,006             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.81            $9.84             N/A              N/A
    End of period                             $10.44           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,518            2,586             N/A              N/A

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.77             N/A              N/A
    End of period                             $15.44           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        190,857          25,408             N/A              N/A

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.72             N/A              N/A
    End of period                             $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,026,085         216,547            N/A              N/A

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.88             N/A              N/A
    End of period                             $11.84           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,599             832              N/A              N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.88             N/A              N/A
    End of period                             $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,604          48,274             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(693)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.01             N/A              N/A
    End of period                             $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        123,794          13,816             N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                        $7.84            $7.48             N/A              N/A
    End of period                              $7.97            $7.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,039           14,262             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.59             N/A              N/A              N/A
    End of period                             $19.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                       $20.78           $19.49             N/A              N/A
    End of period                             $21.34           $20.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          57               313              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(625)

  Accumulation unit value:
    Beginning of period                       $18.21           $16.03             N/A              N/A
    End of period                             $19.33           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.02             N/A              N/A              N/A
    End of period                             $11.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(483)

  Accumulation unit value:
    Beginning of period                         N/A            $14.13           $14.11             N/A
    End of period                               N/A            $14.50           $14.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               913              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $14.06           $13.78             N/A              N/A
    End of period                             $14.04           $14.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,461            1,253             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(689)

  Accumulation unit value:
    Beginning of period                       $16.80           $16.51             N/A              N/A
    End of period                             $16.82           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,390            2,083             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(483)

  Accumulation unit value:
    Beginning of period                       $23.26           $21.70           $21.42             N/A
    End of period                             $24.08           $23.26           $21.70             N/A
  Accumulation units outstanding
  at the end of period                         3,008            2,390             120              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(483)

  Accumulation unit value:
    Beginning of period                       $30.20           $26.22           $26.06             N/A
    End of period                             $33.61           $30.20           $26.22             N/A
  Accumulation units outstanding
  at the end of period                          888              779              99               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                       $15.81           $14.27             N/A              N/A
    End of period                             $17.33           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,192            1,048             N/A              N/A

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                       $15.73           $14.12             N/A              N/A
    End of period                             $15.86           $15.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,309            2,900             N/A              N/A

JNL/Eagle SmallCap Equity Division(483)

  Accumulation unit value:
    Beginning of period                       $17.91           $15.45           $15.35             N/A
    End of period                             $17.92           $17.91           $15.45             N/A
  Accumulation units outstanding
  at the end of period                           -               154              168              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(540)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.99             N/A              N/A
    End of period                             $12.18           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,301           45,906             N/A              N/A

JNL/S&P Managed Growth Division(512)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.27             N/A              N/A
    End of period                             $12.59           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,625           17,535             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.87             N/A              N/A
    End of period                             $12.49           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          651              601              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(618)

  Accumulation unit value:
    Beginning of period                         N/A             $9.64             N/A              N/A
    End of period                               N/A             $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(689)

  Accumulation unit value:
    Beginning of period                       $10.18            $9.23             N/A              N/A
    End of period                             $10.37           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,717            3,952             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(703)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.82             N/A              N/A
    End of period                             $13.62           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,897             693              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(625)

  Accumulation unit value:
    Beginning of period                        $9.73            $8.13             N/A              N/A
    End of period                             $11.25            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PIMCO Total Return Bond Division(483)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.74           $12.77             N/A
    End of period                             $12.96           $12.98           $12.74             N/A
  Accumulation units outstanding
  at the end of period                         4,739            4,181             605              N/A

JNL/MCM Small Cap Index Division(703)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.11             N/A              N/A
    End of period                             $12.99           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,894             888              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.30           $11.07             N/A
    End of period                             $14.57           $13.18           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         4,035            1,829             233              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(689)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.82             N/A              N/A
    End of period                             $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,242            2,082             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.85             N/A              N/A
    End of period                             $12.06           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,264            3,019             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(483)

  Accumulation unit value:
    Beginning of period                        $9.08            $9.05            $8.92             N/A
    End of period                              $8.36            $9.08            $9.05             N/A
  Accumulation units outstanding
  at the end of period                         4,667            5,156            2,214             N/A

JNL/Putnam Midcap Growth Division(483)

  Accumulation unit value:
    Beginning of period                        $7.21            $6.23            $6.17             N/A
    End of period                              $7.89            $7.21            $6.23             N/A
  Accumulation units outstanding
  at the end of period                          276              377              418              N/A

JNL/T. Rowe Price Value Division(483)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.19           $11.02             N/A
    End of period                             $13.02           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         3,783            4,243             234              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(689)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.55             N/A              N/A
    End of period                             $12.10           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          889              782              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(483)

  Accumulation unit value:
    Beginning of period                       $16.05           $14.34           $14.14             N/A
    End of period                             $16.94           $16.05           $14.34             N/A
  Accumulation units outstanding
  at the end of period                         1,461            1,285             364              N/A

JNL/MCM Global 15 Division(483)

  Accumulation unit value:
    Beginning of period                       $11.14            $8.91            $8.78             N/A
    End of period                             $11.98           $11.14            $8.91             N/A
  Accumulation units outstanding
  at the end of period                         3,909            4,950            2,400             N/A

JNL/MCM 25 Division(483)

  Accumulation unit value:
    Beginning of period                       $11.33            $9.52            $9.53             N/A
    End of period                             $10.73           $11.33            $9.52             N/A
  Accumulation units outstanding
  at the end of period                         3,919            4,406            1,821             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(483)

  Accumulation unit value:
    Beginning of period                       $17.42           $15.86           $16.10             N/A
    End of period                             $18.51           $17.42           $15.86             N/A
  Accumulation units outstanding
  at the end of period                         2,525            2,683             995              N/A

JNL/MCM Technology Sector Division(625)

  Accumulation unit value:
    Beginning of period                        $5.41            $4.78             N/A              N/A
    End of period                              $5.41            $5.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $21.23             N/A              N/A              N/A
    End of period                             $21.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          951              N/A              N/A              N/A

JNL/MCM Communications Sector
Division(625)

  Accumulation unit value:
    Beginning of period                        $4.30            $3.80             N/A              N/A
    End of period                              $4.24            $4.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(483)

  Accumulation unit value:
    Beginning of period                        $9.42            $8.21            $8.17             N/A
    End of period                             $12.62            $9.42            $8.21             N/A
  Accumulation units outstanding
  at the end of period                         3,813            4,914            2,064             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(483)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.06           $10.97             N/A
    End of period                             $12.20           $11.53           $11.06             N/A
  Accumulation units outstanding
  at the end of period                          968              613              235              N/A

JNL/AIM Large Cap Growth Division(560)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.42             N/A              N/A
    End of period                             $11.31           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,711            2,554             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.90             N/A              N/A              N/A
    End of period                             $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.45             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,468             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.48%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $14.13             N/A              N/A              N/A
    End of period                             $14.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          107              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $16.88             N/A              N/A              N/A
    End of period                             $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          89               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(913)

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          59               N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(913)

  Accumulation unit value:
    Beginning of period                       $13.21             N/A              N/A              N/A
    End of period                             $13.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $13.10             N/A              N/A              N/A
    End of period                             $12.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          115              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(913)

  Accumulation unit value:
    Beginning of period                       $12.89             N/A              N/A              N/A
    End of period                             $12.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(913)

  Accumulation unit value:
    Beginning of period                       $13.86             N/A              N/A              N/A
    End of period                             $14.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(913)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(913)

  Accumulation unit value:
    Beginning of period                       $12.16             N/A              N/A              N/A
    End of period                             $12.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               N/A              N/A              N/A

JNL/MCM Financial Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          41               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(913)

  Accumulation unit value:
    Beginning of period                       $22.72             N/A              N/A              N/A
    End of period                             $21.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          20               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(913)

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(913)

  Accumulation unit value:
    Beginning of period                       $13.48             N/A              N/A              N/A
    End of period                             $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          34               N/A              N/A              N/A

JNL/MCM JNL 5 Division(913)

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          262              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $16.74             N/A              N/A              N/A
    End of period                             $19.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          478              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(734)

  Accumulation unit value:
    Beginning of period                       $23.50           $23.55             N/A              N/A
    End of period                             $23.99           $23.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          536              652              N/A              N/A

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                       $20.88           $19.07             N/A              N/A
    End of period                             $20.76           $20.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,136             78               N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.00             N/A              N/A              N/A
    End of period                             $21.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          260              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.51             N/A              N/A              N/A
    End of period                             $19.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          295              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(605)

  Accumulation unit value:
    Beginning of period                       $11.01           $11.09             N/A              N/A
    End of period                             $11.03           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,251              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.22             N/A              N/A              N/A
    End of period                             $14.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          230              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $16.76           $16.14             N/A              N/A
    End of period                             $16.78           $16.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          234               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $23.21           $22.33             N/A              N/A
    End of period                             $24.01           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,361            1,854             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $30.12           $27.48             N/A              N/A
    End of period                             $33.52           $30.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,249            1,289             N/A              N/A

JNL/JPMorgan International Equity
Division(311)

  Accumulation unit value:
    Beginning of period                       $12.13           $10.69            $8.32             N/A
    End of period                             $13.10           $12.13           $10.69             N/A
  Accumulation units outstanding
  at the end of period                          232               -              1,766             N/A

JNL/Alger Growth Division(710)

  Accumulation unit value:
    Beginning of period                       $15.78           $15.11             N/A              N/A
    End of period                             $17.28           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          933              675              N/A              N/A

JNL/Eagle Core Equity Division(597)

  Accumulation unit value:
    Beginning of period                       $15.69           $14.89             N/A              N/A
    End of period                             $15.82           $15.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               100              N/A              N/A

JNL/Eagle SmallCap Equity Division(311)

  Accumulation unit value:
    Beginning of period                       $17.87           $15.43           $11.00             N/A
    End of period                             $17.87           $17.87           $15.43             N/A
  Accumulation units outstanding
  at the end of period                         3,109            2,526            1,170             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.94             N/A              N/A
    End of period                             $12.15           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,695            4,577             N/A              N/A

JNL/S&P Managed Growth Division(668)

  Accumulation unit value:
    Beginning of period                       $11.99           $10.97             N/A              N/A
    End of period                             $12.57           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,016            1,537             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.85             N/A              N/A
    End of period                             $12.46           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          120             1,446             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(610)

  Accumulation unit value:
    Beginning of period                         N/A            $10.57             N/A              N/A
    End of period                               N/A            $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(597)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82             N/A              N/A
    End of period                               N/A             $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(311)

  Accumulation unit value:
    Beginning of period                       $10.18            $9.48            $7.69             N/A
    End of period                             $10.36           $10.18            $9.48             N/A
  Accumulation units outstanding
  at the end of period                         5,552            5,149            1,976             N/A

JNL/MCM S&P 400 MidCap Index Division(311)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.03            $8.21             N/A
    End of period                             $13.60           $12.45           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         4,103            4,099            1,704             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(311)

  Accumulation unit value:
    Beginning of period                        $9.71            $8.13            $5.85             N/A
    End of period                             $11.23            $9.71            $8.13             N/A
  Accumulation units outstanding
  at the end of period                         5,531            8,486            2,363             N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.04             N/A              N/A              N/A
    End of period                             $12.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,512             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(610)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.52             N/A              N/A
    End of period                             $12.97           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,449            3,538             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(627)

  Accumulation unit value:
    Beginning of period                       $13.17           $11.12             N/A              N/A
    End of period                             $14.55           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,140            3,490             N/A              N/A

JNL/Lazard Small Cap Value Division(620)

  Accumulation unit value:
    Beginning of period                       $13.58           $12.06             N/A              N/A
    End of period                             $13.86           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,227            5,137             N/A              N/A

JNL/Lazard Mid Cap Value Division(311)

  Accumulation unit value:
    Beginning of period                       $16.00           $13.15           $10.29             N/A
    End of period                             $16.98           $16.00           $13.15             N/A
  Accumulation units outstanding
  at the end of period                         3,486             667             1,413             N/A

JNL/MCM Bond Index Division(627)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.51             N/A              N/A
    End of period                             $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,012            3,801             N/A              N/A

JNL/S&P Core Index 100 Division(610)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14             N/A              N/A
    End of period                               N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          162              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(610)

  Accumulation unit value:
    Beginning of period                        $9.07            $8.55             N/A              N/A
    End of period                              $8.34            $9.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,342            4,911             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(311)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.18            $8.58             N/A
    End of period                             $13.01           $12.56           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         1,539            3,578            1,704             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.44             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,038             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.04             N/A              N/A
    End of period                             $12.08           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,801            4,304             N/A              N/A

JNL/Oppenheimer Growth Division(311)

  Accumulation unit value:
    Beginning of period                        $7.88            $7.75            $6.92             N/A
    End of period                              $8.39            $7.88            $7.75             N/A
  Accumulation units outstanding
  at the end of period                          121              121             2,277             N/A

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                       $16.04           $14.50             N/A              N/A
    End of period                             $16.93           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,588              -               N/A              N/A

JNL/MCM Global 15 Division(610)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.31             N/A              N/A
    End of period                             $11.96           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,556            8,175             N/A              N/A

JNL/MCM 25 Division(311)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.51            $6.90             N/A
    End of period                             $10.71           $11.31            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        20,383            3,594            2,089             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(610)

  Accumulation unit value:
    Beginning of period                       $17.40           $15.48             N/A              N/A
    End of period                             $18.48           $17.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,880            2,714             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.40             N/A              N/A              N/A
    End of period                              $5.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          468              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $10.18           $10.35             N/A              N/A
    End of period                             $10.68           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,188            2,511             N/A              N/A

JNL/MCM Financial Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.80             N/A              N/A
    End of period                             $11.85           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,172            2,370             N/A              N/A

JNL/MCM Oil & Gas Sector Division(552)

  Accumulation unit value:
    Beginning of period                       $16.43           $13.30             N/A              N/A
    End of period                             $21.92           $16.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,894            4,792             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(610)

  Accumulation unit value:
    Beginning of period                        $9.41            $8.18             N/A              N/A
    End of period                             $12.60            $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,513            4,897             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(311)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.07            $8.26             N/A
    End of period                             $11.30           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          62               143             1,816             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          855              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          535              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(831)

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          365              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.80             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          267              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.37             N/A              N/A              N/A
    End of period                             $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,394             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,511             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,034             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,622             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,370             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(461)

  Accumulation unit value:
    Beginning of period                        $7.82            $7.21            $6.81             N/A
    End of period                              $7.96            $7.82            $7.21             N/A
  Accumulation units outstanding
  at the end of period                         2,181            2,131            2,203             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.30             N/A              N/A              N/A
    End of period                             $19.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          646              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(644)

  Accumulation unit value:
    Beginning of period                       $23.49           $20.43             N/A              N/A
    End of period                             $23.98           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               138              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                       $20.71           $18.86             N/A              N/A
    End of period                             $21.27           $20.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,761             242              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.85             N/A              N/A              N/A
    End of period                             $19.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,785             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $17.43             N/A              N/A              N/A
    End of period                             $18.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          97               N/A              N/A              N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $11.00           $11.11             N/A              N/A
    End of period                             $11.02           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,536            2,053             N/A              N/A

JNL/PPM America High Yield Bond
Division(462)

  Accumulation unit value:
    Beginning of period                         N/A            $14.10           $13.82             N/A
    End of period                               N/A            $14.46           $14.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,674             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.84           $13.74             N/A
    End of period                             $13.99           $14.02           $13.84             N/A
  Accumulation units outstanding
  at the end of period                         3,444            1,982            1,462             N/A

JNL/Salomon Brothers Strategic
Bond Division(462)

  Accumulation unit value:
    Beginning of period                       $16.76           $16.07           $15.88             N/A
    End of period                             $16.77           $16.76           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         2,980            2,726            1,455             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $23.19           $21.64           $20.49             N/A
    End of period                             $24.00           $23.19           $21.64             N/A
  Accumulation units outstanding
  at the end of period                         5,227            1,135             897              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $30.11           $26.16           $25.47             N/A
    End of period                             $33.51           $30.11           $26.16             N/A
  Accumulation units outstanding
  at the end of period                         2,223             729              567              N/A

JNL/JPMorgan International Equity
Division(462)

  Accumulation unit value:
    Beginning of period                       $12.13           $10.69            $9.87             N/A
    End of period                             $13.09           $12.13           $10.69             N/A
  Accumulation units outstanding
  at the end of period                         4,263            3,440            3,403             N/A

JNL/Alger Growth Division(541)

  Accumulation unit value:
    Beginning of period                       $15.77           $15.00             N/A              N/A
    End of period                             $17.27           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          812              86               N/A              N/A

JNL/Eagle Core Equity Division(461)

  Accumulation unit value:
    Beginning of period                       $15.69           $15.13           $14.38             N/A
    End of period                             $15.82           $15.69           $15.13             N/A
  Accumulation units outstanding
  at the end of period                         3,208            3,120            2,695             N/A

JNL/Eagle SmallCap Equity Division(541)

  Accumulation unit value:
    Beginning of period                       $17.87           $15.52             N/A              N/A
    End of period                             $17.86           $17.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          298              164              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.95           $10.32             N/A
    End of period                             $12.15           $11.71           $10.95             N/A
  Accumulation units outstanding
  at the end of period                        77,636           13,314            5,459             N/A

JNL/S&P Managed Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.03           $10.58             N/A
    End of period                             $12.56           $11.99           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        42,745           20,790           10,161             N/A

JNL/S&P Managed Aggressive Growth
Division(475)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.72           $10.37             N/A
    End of period                             $12.46           $11.77           $10.72             N/A
  Accumulation units outstanding
  at the end of period                        19,919           19,920            2,553             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(417)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66            $8.80             N/A
    End of period                               N/A             $9.76            $9.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               363              N/A

JNL/S&P Equity Aggressive Growth
Division I(585)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.17            $9.40             N/A              N/A
    End of period                             $10.36           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,922            4,757             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(545)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.23             N/A              N/A
    End of period                             $13.60           $12.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,630             791              N/A              N/A

JNL/Alliance Capital Growth Division(461)

  Accumulation unit value:
    Beginning of period                        $9.21            $8.88            $8.61             N/A
    End of period                              $8.35            $9.21            $8.88             N/A
  Accumulation units outstanding
  at the end of period                           -              2,580            2,323             N/A

JNL/JPMorgan International Value
Division(489)

  Accumulation unit value:
    Beginning of period                        $9.71            $8.36             N/A              N/A
    End of period                             $11.23            $9.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,839            2,654             N/A              N/A

JNL/PIMCO Total Return Bond Division(462)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.72           $12.68             N/A
    End of period                             $12.93           $12.96           $12.72             N/A
  Accumulation units outstanding
  at the end of period                         9,801            4,929            1,821             N/A

JNL/MCM Small Cap Index Division(545)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.41             N/A              N/A
    End of period                             $12.97           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,665            1,503             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(541)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.34             N/A              N/A
    End of period                             $14.55           $13.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,524             721              N/A              N/A

JNL/Lazard Small Cap Value Division(417)

  Accumulation unit value:
    Beginning of period                       $13.57           $12.06           $10.91             N/A
    End of period                             $13.86           $13.57           $12.06             N/A
  Accumulation units outstanding
  at the end of period                         4,846            3,479            1,998             N/A

JNL/Lazard Mid Cap Value Division(462)

  Accumulation unit value:
    Beginning of period                       $15.99           $13.15           $12.72             N/A
    End of period                             $16.97           $15.99           $13.15             N/A
  Accumulation units outstanding
  at the end of period                         6,230            3,814            1,144             N/A

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.42             N/A              N/A
    End of period                             $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,487             189              N/A              N/A

JNL/S&P Core Index 100 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83             N/A              N/A
    End of period                               N/A            $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.83             N/A              N/A
    End of period                             $12.04           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,423            2,201             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(417)

  Accumulation unit value:
    Beginning of period                        $9.07            $9.04            $7.99             N/A
    End of period                              $8.34            $9.07            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        28,407           31,075            8,565             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.93             N/A              N/A              N/A
    End of period                              $7.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          544              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.17           $10.45             N/A
    End of period                             $13.00           $12.56           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         3,250            3,300            1,771             N/A

JNL/FMR Balanced Division(541)

  Accumulation unit value:
    Beginning of period                        $9.69            $9.05             N/A              N/A
    End of period                             $10.40            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          310              147              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(461)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.47            $8.79             N/A
    End of period                             $12.08           $10.89            $9.47             N/A
  Accumulation units outstanding
  at the end of period                         6,695            2,380            1,707             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(599)

  Accumulation unit value:
    Beginning of period                       $16.04           $14.70             N/A              N/A
    End of period                             $16.92           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Global 15 Division(417)

  Accumulation unit value:
    Beginning of period                       $11.12            $8.90            $8.49             N/A
    End of period                             $11.95           $11.12            $8.90             N/A
  Accumulation units outstanding
  at the end of period                        28,234           21,014            8,263             N/A

JNL/MCM 25 Division(455)

  Accumulation unit value:
    Beginning of period                       $11.31            $9.51            $8.57             N/A
    End of period                             $10.70           $11.31            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        22,098           19,149            7,760             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                              $9.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(417)

  Accumulation unit value:
    Beginning of period                       $17.39           $15.84           $14.25             N/A
    End of period                             $18.48           $17.39           $15.84             N/A
  Accumulation units outstanding
  at the end of period                        14,308           10,521            4,506             N/A

JNL/MCM Technology Sector Division(541)

  Accumulation unit value:
    Beginning of period                        $5.40            $5.08             N/A              N/A
    End of period                              $5.40            $5.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          942              593              N/A              N/A

JNL/MCM Healthcare Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $10.17            $9.83             N/A              N/A
    End of period                             $10.68           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          298              247              N/A              N/A

JNL/MCM Financial Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.62             N/A              N/A
    End of period                             $11.85           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              124              N/A              N/A

JNL/MCM Oil & Gas Sector Division(600)

  Accumulation unit value:
    Beginning of period                       $16.42           $14.04             N/A              N/A
    End of period                             $21.91           $16.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,770             798              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(455)

  Accumulation unit value:
    Beginning of period                        $9.41            $8.20            $7.61             N/A
    End of period                             $12.59            $9.41            $8.20             N/A
  Accumulation units outstanding
  at the end of period                        36,400           26,212            8,890             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.05           $10.92             N/A
    End of period                             $12.18           $11.52           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         3,434            2,501            1,983             N/A

JNL/AIM Large Cap Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.07            $9.89             N/A
    End of period                             $11.30           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                         1,311            1,161            1,011             N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,150             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          918              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.24             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          504              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $15.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,734             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        119,929            N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,797             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,443             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,704             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.505%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(686)

  Accumulation unit value:
    Beginning of period                        $9.06            $8.26             N/A              N/A
    End of period                              $8.34            $9.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,462            1,637             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(686)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.97             N/A              N/A
    End of period                             $11.95           $11.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,211            1,356             N/A              N/A

JNL/MCM 25 Division(686)

  Accumulation unit value:
    Beginning of period                       $11.30           $10.21             N/A              N/A
    End of period                             $10.70           $11.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,182            1,324             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(686)

  Accumulation unit value:
    Beginning of period                       $17.39           $14.77             N/A              N/A
    End of period                             $18.47           $17.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          818              916              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(686)

  Accumulation unit value:
    Beginning of period                        $9.40            $8.37             N/A              N/A
    End of period                             $12.59            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,442            1,615             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(436)

  Accumulation unit value:
    Beginning of period                        $7.82            $7.21            $6.70             N/A
    End of period                              $7.95            $7.82            $7.21             N/A
  Accumulation units outstanding
  at the end of period                        19,568            7,750             777              N/A

JNL/FMR Capital Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $18.88           $16.40           $15.34             N/A
    End of period                             $19.55           $18.88           $16.40             N/A
  Accumulation units outstanding
  at the end of period                         6,257             709              399              N/A

JNL/Select Large Cap Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $23.47           $21.55           $19.98             N/A
    End of period                             $23.95           $23.47           $21.55             N/A
  Accumulation units outstanding
  at the end of period                         2,605             817              306              N/A

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                       $20.85           $19.03             N/A              N/A
    End of period                             $20.73           $20.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,590            6,145             N/A              N/A

JNL/Select Balanced Division(409)

  Accumulation unit value:
    Beginning of period                       $20.69           $19.14           $17.78             N/A
    End of period                             $21.25           $20.69           $19.14             N/A
  Accumulation units outstanding
  at the end of period                        30,756           22,356           13,947             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(436)

  Accumulation unit value:
    Beginning of period                       $18.15           $16.46           $15.63             N/A
    End of period                             $19.25           $18.15           $16.46             N/A
  Accumulation units outstanding
  at the end of period                         2,337             437              199              N/A

JNL/Putnam Value Equity Division(486)

  Accumulation unit value:
    Beginning of period                       $17.82           $16.64           $16.64             N/A
    End of period                             $18.23           $17.82           $16.64             N/A
  Accumulation units outstanding
  at the end of period                         1,710             220              219              N/A

JNL/Select Money Market Division(426)

  Accumulation unit value:
    Beginning of period                       $10.99           $11.19           $11.24             N/A
    End of period                             $11.01           $10.99           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        60,407           42,990            9,607             N/A

JNL/PPM America High Yield Bond
Division(378)

  Accumulation unit value:
    Beginning of period                         N/A            $14.08           $13.21             N/A
    End of period                               N/A            $14.44           $14.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,087             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(378)

  Accumulation unit value:
    Beginning of period                       $14.00           $13.83           $13.61             N/A
    End of period                             $13.98           $14.00           $13.83             N/A
  Accumulation units outstanding
  at the end of period                         9,118            4,079            2,591             N/A

JNL/Salomon Brothers Strategic
Bond Division(436)

  Accumulation unit value:
    Beginning of period                       $16.74           $16.06           $15.72             N/A
    End of period                             $16.75           $16.74           $16.06             N/A
  Accumulation units outstanding
  at the end of period                        61,040           14,490             491              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $23.17           $21.62           $20.11             N/A
    End of period                             $23.98           $23.17           $21.62             N/A
  Accumulation units outstanding
  at the end of period                        14,540           10,234            3,440             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(409)

  Accumulation unit value:
    Beginning of period                       $30.08           $26.13           $24.16             N/A
    End of period                             $33.47           $30.08           $26.13             N/A
  Accumulation units outstanding
  at the end of period                        22,444           15,046            6,932             N/A

JNL/JPMorgan International Equity
Division(284)

  Accumulation unit value:
    Beginning of period                       $12.11           $10.68            $7.50             N/A
    End of period                             $13.08           $12.11           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        21,550           12,799            2,839             N/A

JNL/Alger Growth Division(406)

  Accumulation unit value:
    Beginning of period                       $15.75           $15.38           $14.31             N/A
    End of period                             $17.26           $15.75           $15.38             N/A
  Accumulation units outstanding
  at the end of period                        10,002            6,325           10,011             N/A

JNL/Eagle Core Equity Division(412)

  Accumulation unit value:
    Beginning of period                       $15.68           $15.12           $14.13             N/A
    End of period                             $15.80           $15.68           $15.12             N/A
  Accumulation units outstanding
  at the end of period                         2,804            1,887             914              N/A

JNL/Eagle SmallCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                       $17.85           $15.41            $9.79             N/A
    End of period                             $17.85           $17.85           $15.41             N/A
  Accumulation units outstanding
  at the end of period                         7,754            7,016            2,632             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(378)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.95           $10.15             N/A
    End of period                             $12.14           $11.70           $10.95             N/A
  Accumulation units outstanding
  at the end of period                        279,533          105,762          22,775             N/A

JNL/S&P Managed Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $11.98           $11.03           $10.38             N/A
    End of period                             $12.55           $11.98           $11.03             N/A
  Accumulation units outstanding
  at the end of period                        198,376          172,698          22,995             N/A

JNL/S&P Managed Aggressive Growth
Division(402)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.71            $9.95             N/A
    End of period                             $12.45           $11.77           $10.71             N/A
  Accumulation units outstanding
  at the end of period                        85,064           70,463            5,524             N/A

JNL/S&P Very Aggressive Growth
Division I(492)

  Accumulation unit value:
    Beginning of period                         N/A            $10.51             N/A              N/A
    End of period                               N/A            $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(510)

  Accumulation unit value:
    Beginning of period                         N/A             $9.79             N/A              N/A
    End of period                               N/A             $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(509)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(284)

  Accumulation unit value:
    Beginning of period                       $10.17            $9.48            $6.97             N/A
    End of period                             $10.36           $10.17            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        183,801          74,026            9,401             N/A

JNL/MCM S&P 400 MidCap Index Division(284)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.02            $7.60             N/A
    End of period                             $13.59           $12.45           $11.02             N/A
  Accumulation units outstanding
  at the end of period                        101,962          50,745           11,295             N/A

JNL/Alliance Capital Growth Division(436)

  Accumulation unit value:
    Beginning of period                        $9.20            $8.88            $8.64             N/A
    End of period                              $8.34            $9.20            $8.88             N/A
  Accumulation units outstanding
  at the end of period                           -              3,070            3,984             N/A

JNL/JPMorgan International Value
Division(284)

  Accumulation unit value:
    Beginning of period                        $9.70            $8.12            $5.19             N/A
    End of period                             $11.22            $9.70            $8.12             N/A
  Accumulation units outstanding
  at the end of period                        40,350           31,206            5,721             N/A

JNL/PIMCO Total Return Bond Division(378)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.71           $12.45             N/A
    End of period                             $12.92           $12.95           $12.71             N/A
  Accumulation units outstanding
  at the end of period                        56,029           20,065            9,375             N/A

JNL/MCM Small Cap Index Division(378)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.14            $9.57             N/A
    End of period                             $12.97           $12.76           $11.14             N/A
  Accumulation units outstanding
  at the end of period                        97,473           45,981            7,589             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(441)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.29           $10.25             N/A
    End of period                             $14.54           $13.16           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        89,534           37,358            4,680             N/A

JNL/Lazard Small Cap Value Division(435)

  Accumulation unit value:
    Beginning of period                       $13.56           $12.06           $11.17             N/A
    End of period                             $13.84           $13.56           $12.06             N/A
  Accumulation units outstanding
  at the end of period                        52,180           18,024            6,992             N/A

JNL/Lazard Mid Cap Value Division(284)

  Accumulation unit value:
    Beginning of period                       $15.98           $13.14            $9.64             N/A
    End of period                             $16.96           $15.98           $13.14             N/A
  Accumulation units outstanding
  at the end of period                        34,030           15,984            2,611             N/A

JNL/MCM Bond Index Division(436)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.64           $10.51             N/A
    End of period                             $10.68           $10.76           $10.64             N/A
  Accumulation units outstanding
  at the end of period                        80,030           11,895             878              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.82             N/A              N/A
    End of period                             $12.03           $12.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        118,325          39,109             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(498)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08             N/A              N/A
    End of period                               N/A             $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(435)

  Accumulation unit value:
    Beginning of period                        $9.06            $9.03            $8.04             N/A
    End of period                              $8.34            $9.06            $9.03             N/A
  Accumulation units outstanding
  at the end of period                        319,535          143,720           8,613             N/A

JNL/Putnam Midcap Growth Division(435)

  Accumulation unit value:
    Beginning of period                        $7.20            $6.22            $6.06             N/A
    End of period                              $7.87            $7.20            $6.22             N/A
  Accumulation units outstanding
  at the end of period                        10,735           13,925            3,207             N/A

JNL/T. Rowe Price Value Division(284)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.17            $7.81             N/A
    End of period                             $12.99           $12.55           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        60,689           40,702           15,130             N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                        $9.68            $9.07            $8.74             N/A
    End of period                             $10.39            $9.68            $9.07             N/A
  Accumulation units outstanding
  at the end of period                        17,468            6,425            3,106             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(412)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.46            $8.41             N/A
    End of period                             $12.07           $10.88            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        20,567           12,520            1,589             N/A

JNL/Oppenheimer Growth Division(284)

  Accumulation unit value:
    Beginning of period                        $7.88            $7.75            $6.38             N/A
    End of period                              $8.39            $7.88            $7.75             N/A
  Accumulation units outstanding
  at the end of period                        20,624           19,288            2,407             N/A

JNL/Select Value Division(412)

  Accumulation unit value:
    Beginning of period                       $16.04           $14.33           $12.86             N/A
    End of period                             $16.92           $16.04           $14.33             N/A
  Accumulation units outstanding
  at the end of period                        16,690           15,855            4,605             N/A

JNL/MCM Global 15 Division(470)

  Accumulation unit value:
    Beginning of period                       $11.12            $8.90            $8.57             N/A
    End of period                             $11.95           $11.12            $8.90             N/A
  Accumulation units outstanding
  at the end of period                        163,726          73,824            1,943             N/A

JNL/MCM 25 Division(284)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.51            $6.45             N/A
    End of period                             $10.70           $11.30            $9.51             N/A
  Accumulation units outstanding
  at the end of period                        134,088          102,230           7,028             N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.57            $9.21             N/A
    End of period                              $9.78           $10.27            $9.57             N/A
  Accumulation units outstanding
  at the end of period                         8,264            2,493            1,290             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(416)

  Accumulation unit value:
    Beginning of period                       $17.38           $15.83           $14.47             N/A
    End of period                             $18.46           $17.38           $15.83             N/A
  Accumulation units outstanding
  at the end of period                        87,157           42,933            6,592             N/A

JNL/MCM Technology Sector Division(476)

  Accumulation unit value:
    Beginning of period                        $5.40            $5.48            $5.29             N/A
    End of period                              $5.39            $5.40            $5.48             N/A
  Accumulation units outstanding
  at the end of period                        21,397             17              2,248             N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $10.17           $10.08            $9.79             N/A
    End of period                             $10.67           $10.17           $10.08             N/A
  Accumulation units outstanding
  at the end of period                        55,086           15,108            1,213             N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.34           $10.03             N/A
    End of period                             $11.84           $11.44           $10.34             N/A
  Accumulation units outstanding
  at the end of period                        11,864           28,651            1,184             N/A

JNL/MCM Oil & Gas Sector Division(496)

  Accumulation unit value:
    Beginning of period                       $16.41           $12.56             N/A              N/A
    End of period                             $21.90           $16.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                        66,018           28,006             N/A              N/A

JNL/MCM Communications Sector
Division(476)

  Accumulation unit value:
    Beginning of period                        $4.30            $3.74            $3.50             N/A
    End of period                              $4.23            $4.30            $3.74             N/A
  Accumulation units outstanding
  at the end of period                         5,537             243             3,398             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $9.40            $8.19            $7.65             N/A
    End of period                             $12.58            $9.40            $8.19             N/A
  Accumulation units outstanding
  at the end of period                        183,274          93,247            1,723             N/A

JNL/AIM Premier Equity II Division(496)

  Accumulation unit value:
    Beginning of period                         N/A             $9.33             N/A              N/A
    End of period                               N/A             $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $11.52           $11.05           $10.61             N/A
    End of period                             $12.18           $11.52           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        18,223           15,554             749              N/A

JNL/AIM Large Cap Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.07            $7.54             N/A
    End of period                             $11.29           $10.80           $10.07             N/A
  Accumulation units outstanding
  at the end of period                        26,921           18,842            7,708             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,994             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,479             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(875)

  Accumulation unit value:
    Beginning of period                       $10.89             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,502             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.23             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,237             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.53             N/A              N/A
    End of period                             $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,026           7,145             N/A              N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.87             N/A              N/A
    End of period                             $11.74           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        572,907          67,306             N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.13             N/A              N/A
    End of period                             $11.83           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,232            6,015             N/A              N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.02             N/A              N/A
    End of period                             $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        136,240          14,636             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(733)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.26             N/A              N/A
    End of period                             $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,614            1,509             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.52%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.81             N/A              N/A              N/A
    End of period                              $7.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          380              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.68             N/A              N/A              N/A
    End of period                             $21.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          217              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $11.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.81             N/A              N/A              N/A
    End of period                             $16.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.00             N/A              N/A              N/A
    End of period                             $23.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.86             N/A              N/A              N/A
    End of period                             $33.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          259              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(689)

  Accumulation unit value:
    Beginning of period                       $15.66           $14.06             N/A              N/A
    End of period                             $15.79           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          371              371              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(621)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.77             N/A              N/A
    End of period                             $12.13           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,226           12,526             N/A              N/A

JNL/S&P Managed Growth Division(643)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.76             N/A              N/A
    End of period                             $12.54           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,382            3,947             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(726)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.64             N/A              N/A
    End of period                             $12.44           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              133              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A
    End of period                             $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,858             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.47             N/A              N/A              N/A
    End of period                             $13.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,993             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,488             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.38             N/A              N/A              N/A
    End of period                             $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,025             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.40             N/A              N/A              N/A
    End of period                             $14.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,884             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.79             N/A              N/A              N/A
    End of period                             $13.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          672              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.64             N/A              N/A              N/A
    End of period                             $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,088             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,029             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.86             N/A              N/A              N/A
    End of period                              $8.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,931             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,707             N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,904             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $16.99             N/A              N/A              N/A
    End of period                             $18.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,651             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,585             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.42             N/A              N/A              N/A
    End of period                             $21.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,769             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,071             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.80             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,084             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.86             N/A              N/A              N/A
    End of period                             $15.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,543             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,001             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,539             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(704)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.27             N/A              N/A
    End of period                             $10.73           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,162            3,476             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(678)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.98             N/A              N/A
    End of period                             $10.41           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,621            4,056             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.77             N/A              N/A              N/A
    End of period                              $7.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $18.81           $16.36           $15.39             N/A
    End of period                             $19.47           $18.81           $16.36             N/A
  Accumulation units outstanding
  at the end of period                          168              168              169              N/A

JNL/Select Large Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $23.39           $21.48           $20.08             N/A
    End of period                             $23.87           $23.39           $21.48             N/A
  Accumulation units outstanding
  at the end of period                         3,455            1,877             65               N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(426)

  Accumulation unit value:
    Beginning of period                       $20.62           $19.08           $17.98             N/A
    End of period                             $21.17           $20.62           $19.08             N/A
  Accumulation units outstanding
  at the end of period                         1,742            1,912             144              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(515)

  Accumulation unit value:
    Beginning of period                       $17.76           $17.16             N/A              N/A
    End of period                             $18.16           $17.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               158              N/A              N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                       $10.96           $11.06             N/A              N/A
    End of period                             $10.97           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,151            3,779             N/A              N/A

JNL/PPM America High Yield Bond
Division(512)

  Accumulation unit value:
    Beginning of period                         N/A            $14.07             N/A              N/A
    End of period                               N/A            $14.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $13.96           $13.93             N/A              N/A
    End of period                             $13.93           $13.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               371              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $16.68           $16.12             N/A              N/A
    End of period                             $16.69           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,642            1,829             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $23.09           $21.56           $20.16             N/A
    End of period                             $23.89           $23.09           $21.56             N/A
  Accumulation units outstanding
  at the end of period                          128              299              129              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $29.98           $26.86             N/A              N/A
    End of period                             $33.35           $29.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,048            1,117             N/A              N/A

JNL/JPMorgan International Equity
Division(583)

  Accumulation unit value:
    Beginning of period                       $12.07           $10.22             N/A              N/A
    End of period                             $13.03           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,492            2,380             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(515)

  Accumulation unit value:
    Beginning of period                       $17.80           $16.68             N/A              N/A
    End of period                             $17.79           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               163              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(531)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.16             N/A              N/A
    End of period                             $12.11           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,727            2,889             N/A              N/A

JNL/S&P Managed Growth Division(515)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.32             N/A              N/A
    End of period                             $12.52           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,894           37,152             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.70             N/A              N/A
    End of period                             $12.41           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,462            3,708             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.47            $9.11             N/A
    End of period                             $10.34           $10.16            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        20,288           13,596            1,389             N/A

JNL/MCM S&P 400 MidCap Index Division(475)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.02           $10.69             N/A
    End of period                             $13.58           $12.44           $11.02             N/A
  Accumulation units outstanding
  at the end of period                        13,485            8,324            1,183             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(680)

  Accumulation unit value:
    Beginning of period                        $9.68            $8.76             N/A              N/A
    End of period                             $11.19            $9.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,533            1,608             N/A              N/A

JNL/PIMCO Total Return Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $12.92           $12.79             N/A              N/A
    End of period                             $12.88           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,092            8,064             N/A              N/A

JNL/MCM Small Cap Index Division(475)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.13           $10.71             N/A
    End of period                             $12.95           $12.74           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        14,402            9,105            1,168             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(475)

  Accumulation unit value:
    Beginning of period                       $13.15           $11.29           $10.79             N/A
    End of period                             $14.52           $13.15           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        11,380            6,958            1,172             N/A

JNL/Lazard Small Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.03           $11.03             N/A
    End of period                             $13.81           $13.53           $12.03             N/A
  Accumulation units outstanding
  at the end of period                         5,033            2,566             118              N/A

JNL/Lazard Mid Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $15.95           $13.11           $12.27             N/A
    End of period                             $16.91           $15.95           $13.11             N/A
  Accumulation units outstanding
  at the end of period                         3,608            3,910             212              N/A

JNL/MCM Bond Index Division(475)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.63           $10.61             N/A
    End of period                             $10.67           $10.74           $10.63             N/A
  Accumulation units outstanding
  at the end of period                        15,021            9,240            1,214             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.79             N/A              N/A
    End of period                             $11.99           $12.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               383              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(664)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99             N/A              N/A
    End of period                               N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(456)

  Accumulation unit value:
    Beginning of period                        $9.04            $9.02            $8.07             N/A
    End of period                              $8.32            $9.04            $9.02             N/A
  Accumulation units outstanding
  at the end of period                        13,787            6,054            1,458             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(426)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.16           $10.16             N/A
    End of period                             $12.97           $12.53           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         5,013            4,297             255              N/A

JNL/FMR Balanced Division(426)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.06            $8.69             N/A
    End of period                             $10.37            $9.66            $9.06             N/A
  Accumulation units outstanding
  at the end of period                          745              745              746              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.83             N/A              N/A
    End of period                             $12.05           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          743             1,100             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                       $16.03           $14.89             N/A              N/A
    End of period                             $16.90           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,988            1,537             N/A              N/A

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                       $11.10            $8.88            $8.36             N/A
    End of period                             $11.92           $11.10            $8.88             N/A
  Accumulation units outstanding
  at the end of period                        13,205            6,373            1,480             N/A

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.49            $8.48             N/A
    End of period                             $10.67           $11.28            $9.49             N/A
  Accumulation units outstanding
  at the end of period                         9,693            3,177            1,380             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A
    End of period                              $9.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(456)

  Accumulation unit value:
    Beginning of period                       $17.35           $15.81           $15.34             N/A
    End of period                             $18.42           $17.35           $15.81             N/A
  Accumulation units outstanding
  at the end of period                         6,267            2,132             819              N/A

JNL/MCM Technology Sector Division(515)

  Accumulation unit value:
    Beginning of period                        $5.39            $5.64             N/A              N/A
    End of period                              $5.38            $5.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,834             481              N/A              N/A

JNL/MCM Healthcare Sector Division(680)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.47             N/A              N/A
    End of period                             $10.65           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,619             558              N/A              N/A

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.73             N/A              N/A
    End of period                             $11.81           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,946            2,164             N/A              N/A

JNL/MCM Oil & Gas Sector Division(680)

  Accumulation unit value:
    Beginning of period                       $16.38           $16.07             N/A              N/A
    End of period                             $21.85           $16.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,008            2,861             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(456)

  Accumulation unit value:
    Beginning of period                        $9.38            $8.18            $7.54             N/A
    End of period                             $12.56            $9.38            $8.18             N/A
  Accumulation units outstanding
  at the end of period                        13,735            5,596            1,608             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.04           $10.56             N/A
    End of period                             $12.16           $11.50           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         2,612            2,988             123              N/A

JNL/AIM Large Cap Growth Division(426)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.06            $9.57             N/A
    End of period                             $11.28           $10.79           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          271              534              271              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(959)

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,853             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.44             N/A              N/A
    End of period                             $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,857            3,985             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        61,270             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          183              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,049             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                        $7.80            $7.19            $5.72            $5.75
    End of period                              $7.93            $7.80            $7.19            $5.72
  Accumulation units outstanding
  at the end of period                          94              2,059              -                -

JNL/S&P Moderate Growth Division(117)

  Accumulation unit value:
    Beginning of period                         N/A              N/A             $9.27           $10.75
    End of period                               N/A              N/A            $11.00            $9.27
  Accumulation units outstanding
  at the end of period                          N/A              N/A               -                -

JNL/FMR Capital Growth Division(222)

  Accumulation unit value:
    Beginning of period                       $18.81           $16.35           $12.36           $12.55
    End of period                             $19.46           $18.81           $16.35           $12.36
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $23.38           $21.47           $16.71             N/A
    End of period                             $23.85           $23.38           $21.47             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                       $20.77           $18.74             N/A              N/A
    End of period                             $20.64           $20.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          61               58               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                       $20.63           $19.08           $16.10           $17.36
    End of period                             $21.17           $20.63           $19.08           $16.10
  Accumulation units outstanding
  at the end of period                         3,017              -                -                -

JNL/Putnam Equity Division(358)

  Accumulation unit value:
    Beginning of period                       $18.08           $16.40           $14.46             N/A
    End of period                             $19.16           $18.08           $16.40             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Putnam Value Equity Division(149)

  Accumulation unit value:
    Beginning of period                       $17.75           $16.59           $13.66           $14.75
    End of period                             $18.15           $17.75           $16.59           $13.66
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Money Market Division(101)

  Accumulation unit value:
    Beginning of period                       $10.95           $11.15           $11.38           $11.50
    End of period                             $10.96           $10.95           $11.15           $11.38
  Accumulation units outstanding
  at the end of period                           -              4,562              -                -

JNL/PPM America High Yield Bond
Division(101)

  Accumulation unit value:
    Beginning of period                         N/A            $14.04           $12.14           $12.32
    End of period                               N/A            $14.40           $14.04           $12.14
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $13.94           $13.77           $13.96           $12.99
    End of period                             $13.91           $13.94           $13.77           $13.96
  Accumulation units outstanding
  at the end of period                         1,280              -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers Strategic
Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $16.67           $16.00           $14.45           $14.07
    End of period                             $16.68           $16.67           $16.00           $14.45
  Accumulation units outstanding
  at the end of period                         2,015              -                -                -

JNL/T. Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                       $23.09           $21.56           $16.94           $21.30
    End of period                             $23.88           $23.09           $21.56           $16.94
  Accumulation units outstanding
  at the end of period                         2,199             156               -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                       $29.96           $26.04           $19.28           $20.51
    End of period                             $33.33           $29.96           $26.04           $19.28
  Accumulation units outstanding
  at the end of period                         1,108             57                -                -

JNL/JPMorgan International Equity
Division(206)

  Accumulation unit value:
    Beginning of period                       $12.07           $10.64            $8.49            $8.08
    End of period                             $13.02           $12.07           $10.64            $8.49
  Accumulation units outstanding
  at the end of period                          546             1,731              -                -

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                       $15.70           $15.33           $11.63           $11.69
    End of period                             $17.19           $15.70           $15.33           $11.63
  Accumulation units outstanding
  at the end of period                          74               76                -                -

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                       $15.64           $15.09           $12.43           $15.62
    End of period                             $15.76           $15.64           $15.09           $12.43
  Accumulation units outstanding
  at the end of period                          158              153               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Eagle SmallCap Equity Division(175)

  Accumulation unit value:
    Beginning of period                       $17.79           $15.36           $11.26           $11.62
    End of period                             $17.78           $17.79           $15.36           $11.26
  Accumulation units outstanding
  at the end of period                          952              42                -                -

JNL/S&P Managed Moderate Growth
Division(188)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.92            $9.52            $9.43
    End of period                             $12.10           $11.67           $10.92            $9.52
  Accumulation units outstanding
  at the end of period                        122,902            803               -                -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(331)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.69            $8.99             N/A
    End of period                             $12.41           $11.73           $10.69             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/S&P Very Aggressive Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A            $10.31            $7.98             N/A
    End of period                               N/A            $10.46           $10.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(279)

  Accumulation unit value:
    Beginning of period                         N/A             $9.63            $7.19             N/A
    End of period                               N/A             $9.73            $9.63             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Equity Aggressive Growth
Division I(179)

  Accumulation unit value:
    Beginning of period                         N/A             $9.85            $7.77            $7.81
    End of period                               N/A             $9.98            $9.85            $7.77
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.47            $7.60            $8.63
    End of period                             $10.34           $10.16            $9.47            $7.60
  Accumulation units outstanding
  at the end of period                         4,126              -                -                -

JNL/MCM S&P 400 MidCap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.02            $8.40            $9.63
    End of period                             $13.57           $12.43           $11.02            $8.40
  Accumulation units outstanding
  at the end of period                         3,630              -                -                -

JNL/Alliance Capital Growth Division(175)

  Accumulation unit value:
    Beginning of period                        $9.18            $8.86            $7.31            $8.22
    End of period                              $8.32            $9.18            $8.86            $7.31
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division(398)

  Accumulation unit value:
    Beginning of period                        $9.67            $8.10            $6.76             N/A
    End of period                             $11.18            $9.67            $8.10             N/A
  Accumulation units outstanding
  at the end of period                         2,537              -                -               N/A

JNL/PIMCO Total Return Bond Division(101)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.68           $12.42           $11.95
    End of period                             $12.88           $12.91           $12.68           $12.42
  Accumulation units outstanding
  at the end of period                         7,897            1,164              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Small Cap Index Division(139)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.13            $7.83            $9.45
    End of period                             $12.95           $12.74           $11.13            $7.83
  Accumulation units outstanding
  at the end of period                         3,367              -                -                -

JNL/MCM International Index Division(169)

  Accumulation unit value:
    Beginning of period                       $13.15           $11.29            $8.43            $8.91
    End of period                             $14.52           $13.15           $11.29            $8.43
  Accumulation units outstanding
  at the end of period                         3,574             93                -                -

JNL/Lazard Small Cap Value Division(149)

  Accumulation unit value:
    Beginning of period                       $13.53           $12.03            $8.89            $9.89
    End of period                             $13.80           $13.53           $12.03            $8.89
  Accumulation units outstanding
  at the end of period                         7,070             90                -                -

JNL/Lazard Mid Cap Value Division(149)

  Accumulation unit value:
    Beginning of period                       $15.94           $13.11           $10.43           $11.27
    End of period                             $16.91           $15.94           $13.11           $10.43
  Accumulation units outstanding
  at the end of period                         7,365             445               -                -

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.63           $10.59           $10.38
    End of period                             $10.67           $10.74           $10.63           $10.59
  Accumulation units outstanding
  at the end of period                         3,968              -                -                -

JNL/S&P Core Index 100 Division(188)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $8.45            $8.40
    End of period                               N/A            $10.16           $10.06            $8.45
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.79             N/A              N/A
    End of period                             $11.99           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,062              -               N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14             N/A              N/A
    End of period                               N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(148)

  Accumulation unit value:
    Beginning of period                        $9.04            $9.02            $7.36            $8.07
    End of period                              $8.31            $9.04            $9.02            $7.36
  Accumulation units outstanding
  at the end of period                        21,055             640               -                -

JNL/Putnam Midcap Growth Division(175)

  Accumulation unit value:
    Beginning of period                        $7.18            $6.21            $4.77            $5.21
    End of period                              $7.85            $7.18            $6.21            $4.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/T. Rowe Price Value Division(101)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.16            $8.82           $11.06
    End of period                             $12.97           $12.53           $11.16            $8.82
  Accumulation units outstanding
  at the end of period                         4,273             284               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/FMR Balanced Division(101)

  Accumulation unit value:
    Beginning of period                        $9.67            $9.06            $8.18            $8.95
    End of period                             $10.38            $9.67            $9.06            $8.18
  Accumulation units outstanding
  at the end of period                         6,323              -                -                -

JNL/Oppenheimer Global Growth
Division(149)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.63            $6.90            $7.98
    End of period                             $12.05           $10.87           $10.63            $6.90
  Accumulation units outstanding
  at the end of period                          477              114               -                -

JNL/Oppenheimer Growth Division(202)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.74            $6.74            $6.84
    End of period                              $8.37            $7.87            $7.74            $6.74
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                       $16.02           $14.32           $12.22             N/A
    End of period                             $16.90           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                         3,830              -                -               N/A

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                       $11.09            $8.88            $6.84            $8.07
    End of period                             $11.92           $11.09            $8.88            $6.84
  Accumulation units outstanding
  at the end of period                        17,894             561               -                -

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                       $11.28            $9.49            $7.33            $8.57
    End of period                             $10.67           $11.28            $9.49            $7.33
  Accumulation units outstanding
  at the end of period                        16,544             541               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(148)

  Accumulation unit value:
    Beginning of period                       $17.34           $15.80           $10.95           12.27.
    End of period                             $18.42           $17.34           $15.80           $10.95
  Accumulation units outstanding
  at the end of period                         8,014             375               -                -

JNL/MCM Technology Sector Division(679)

  Accumulation unit value:
    Beginning of period                        $5.38            $4.84             N/A              N/A
    End of period                              $5.37            $5.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               45               N/A              N/A

JNL/MCM Healthcare Sector Division(679)

  Accumulation unit value:
    Beginning of period                       $10.14            $9.43             N/A              N/A
    End of period                             $10.63           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          13               13               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(527)

  Accumulation unit value:
    Beginning of period                       $16.38           $13.58             N/A              N/A
    End of period                             $21.84           $16.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,537             27               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(679)

  Accumulation unit value:
    Beginning of period                        $4.28            $4.08             N/A              N/A
    End of period                              $4.20            $4.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          59               54               N/A              N/A

JNL/MCM  S&P(R) 10 Division(148)

  Accumulation unit value:
    Beginning of period                        $9.38            $8.18            $7.05            $8.97
    End of period                             $12.55            $9.38            $8.18            $7.05
  Accumulation units outstanding
  at the end of period                        16,665             681               -                -

JNL/AIM Premier Equity II Division(222)

  Accumulation unit value:
    Beginning of period                         N/A             $9.20            $7.70            $7.95
    End of period                               N/A             $8.97            $9.20            $7.70
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.04            $8.18            $8.56
    End of period                             $12.16           $11.50           $11.04            $8.18
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Large Cap Growth Division(203)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.06            $7.94            $7.78
    End of period                             $11.27           $10.78           $10.06            $7.94
  Accumulation units outstanding
  at the end of period                          135              132               -                -

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,804             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Goldman Sachs Mid Cap Value
Division(897)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          146              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division(865)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          500              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.84             N/A              N/A
    End of period                             $10.43           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,110             133              N/A              N/A

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.79             N/A              N/A
    End of period                             $15.43           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,521              -               N/A              N/A

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.41             N/A              N/A
    End of period                             $11.74           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,770            5,157             N/A              N/A

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.89             N/A              N/A
    End of period                             $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,562              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.02             N/A              N/A
    End of period                             $10.72           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,863            2,647             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,479             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(469)

  Accumulation unit value:
    Beginning of period                        $7.80            $7.19            $6.94             N/A
    End of period                              $7.92            $7.80            $7.19             N/A
  Accumulation units outstanding
  at the end of period                        19,655            5,426            2,209             N/A

JNL/FMR Capital Growth Division(555)

  Accumulation unit value:
    Beginning of period                       $18.79           $17.49             N/A              N/A
    End of period                             $19.44           $18.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,630            1,637             N/A              N/A

JNL/Select Large Cap Growth Division(608)

  Accumulation unit value:
    Beginning of period                       $23.35           $22.77             N/A              N/A
    End of period                             $23.83           $23.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,257             918              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $18.93             N/A              N/A              N/A
    End of period                             $20.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              N/A              N/A              N/A

JNL/Select Balanced Division(421)

  Accumulation unit value:
    Beginning of period                       $20.59           $19.05           $17.59             N/A
    End of period                             $21.14           $20.59           $19.05             N/A
  Accumulation units outstanding
  at the end of period                        40,371           28,242           16,947             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.39           $15.84             N/A
    End of period                             $19.14           $18.06           $16.39             N/A
  Accumulation units outstanding
  at the end of period                          369              593              237              N/A

JNL/Putnam Value Equity Division(421)

  Accumulation unit value:
    Beginning of period                       $17.73           $16.57           $14.92             N/A
    End of period                             $18.13           $17.73           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         8,995           10,114             512              N/A

JNL/Select Money Market Division(505)

  Accumulation unit value:
    Beginning of period                       $10.94           $11.12             N/A              N/A
    End of period                             $10.95           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,441            2,295             N/A              N/A

JNL/PPM America High Yield Bond
Division(461)

  Accumulation unit value:
    Beginning of period                         N/A            $14.02           $13.73             N/A
    End of period                               N/A            $14.38           $14.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,779             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(505)

  Accumulation unit value:
    Beginning of period                       $13.94           $13.81             N/A              N/A
    End of period                             $13.90           $13.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,769            6,908             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(423)

  Accumulation unit value:
    Beginning of period                       $16.66           $15.99           $15.69             N/A
    End of period                             $16.66           $16.66           $15.99             N/A
  Accumulation units outstanding
  at the end of period                        18,050           14,536            3,296             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(421)

  Accumulation unit value:
    Beginning of period                       $23.06           $21.53           $19.40             N/A
    End of period                             $23.85           $23.06           $21.53             N/A
  Accumulation units outstanding
  at the end of period                        27,361           15,471            3,853             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $29.94           $26.02           $25.37             N/A
    End of period                             $33.29           $29.94           $26.02             N/A
  Accumulation units outstanding
  at the end of period                        31,188           20,377            4,437             N/A

JNL/JPMorgan International Equity
Division(555)

  Accumulation unit value:
    Beginning of period                       $12.06           $11.06             N/A              N/A
    End of period                             $13.01           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,950            2,732             N/A              N/A

JNL/Alger Growth Division(506)

  Accumulation unit value:
    Beginning of period                       $15.68           $15.73             N/A              N/A
    End of period                             $17.17           $15.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,823            3,201             N/A              N/A

JNL/Eagle Core Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $15.61           $15.06           $14.62             N/A
    End of period                             $15.73           $15.61           $15.06             N/A
  Accumulation units outstanding
  at the end of period                         7,938            7,999            3,351             N/A

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $17.78           $15.35           $15.03             N/A
    End of period                             $17.77           $17.78           $15.35             N/A
  Accumulation units outstanding
  at the end of period                         4,388            2,928             778              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(421)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.92           $10.23             N/A
    End of period                             $12.09           $11.66           $10.92             N/A
  Accumulation units outstanding
  at the end of period                        143,989          57,041           18,181             N/A

JNL/S&P Managed Growth Division(410)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.00           $10.26             N/A
    End of period                             $12.51           $11.94           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        132,243          114,811          52,155             N/A

JNL/S&P Managed Aggressive Growth
Division(404)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.68            $9.93             N/A
    End of period                             $12.40           $11.73           $10.68             N/A
  Accumulation units outstanding
  at the end of period                        110,138          96,395           10,470             N/A

JNL/S&P Very Aggressive Growth
Division I(531)

  Accumulation unit value:
    Beginning of period                         N/A            $10.68             N/A              N/A
    End of period                               N/A            $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(461)

  Accumulation unit value:
    Beginning of period                         N/A             $9.62            $9.13             N/A
    End of period                               N/A             $9.72            $9.62             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,332             N/A

JNL/S&P Equity Aggressive Growth
Division I(505)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05             N/A              N/A
    End of period                               N/A             $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(421)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.47            $8.51             N/A
    End of period                             $10.33           $10.16            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        193,091          89,046            4,590             N/A

JNL/MCM S&P 400 MidCap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.01           $10.07             N/A
    End of period                             $13.57           $12.43           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        162,086          110,186           4,636             N/A

JNL/Alliance Capital Growth Division(473)

  Accumulation unit value:
    Beginning of period                        $9.17            $8.85            $8.59             N/A
    End of period                              $8.31            $9.17            $8.85             N/A
  Accumulation units outstanding
  at the end of period                           -              3,452            1,701             N/A

JNL/JPMorgan International Value
Division(532)

  Accumulation unit value:
    Beginning of period                        $9.67            $8.56             N/A              N/A
    End of period                             $11.17            $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,557           10,267             N/A              N/A

JNL/PIMCO Total Return Bond Division(451)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.67           $12.50             N/A
    End of period                             $12.87           $12.90           $12.67             N/A
  Accumulation units outstanding
  at the end of period                        131,258          15,474            1,944             N/A

JNL/MCM Small Cap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.13           $10.11             N/A
    End of period                             $12.94           $12.74           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        157,364          58,401            2,844             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(423)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.28           $10.01             N/A
    End of period                             $14.51           $13.14           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        141,715          52,018            2,059             N/A

JNL/Lazard Small Cap Value Division(474)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.02           $11.82             N/A
    End of period                             $13.79           $13.52           $12.02             N/A
  Accumulation units outstanding
  at the end of period                        26,201           26,528            9,214             N/A

JNL/Lazard Mid Cap Value Division(473)

  Accumulation unit value:
    Beginning of period                       $15.93           $13.10           $12.80             N/A
    End of period                             $16.89           $15.93           $13.10             N/A
  Accumulation units outstanding
  at the end of period                         5,767            5,334            1,366             N/A

JNL/MCM Bond Index Division(451)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.63           $10.48             N/A
    End of period                             $10.66           $10.74           $10.63             N/A
  Accumulation units outstanding
  at the end of period                        112,650          44,509             998              N/A

JNL/S&P Core Index 100 Division(421)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $9.25             N/A
    End of period                               N/A            $10.16           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,698             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.78             N/A              N/A
    End of period                             $11.98           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        51,479           29,217             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(540)

  Accumulation unit value:
    Beginning of period                         N/A             $9.78             N/A              N/A
    End of period                               N/A             $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(474)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92            $9.78             N/A
    End of period                               N/A            $10.05            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,161             N/A

JNL/MCM DowSM 10 Division(415)

  Accumulation unit value:
    Beginning of period                        $9.04            $9.01            $8.13             N/A
    End of period                              $8.31            $9.04            $9.01             N/A
  Accumulation units outstanding
  at the end of period                        164,306          115,676          14,858             N/A

JNL/Putnam Midcap Growth Division(474)

  Accumulation unit value:
    Beginning of period                        $7.18            $6.21            $6.09             N/A
    End of period                              $7.85            $7.18            $6.21             N/A
  Accumulation units outstanding
  at the end of period                         2,523            4,197            1,065             N/A

JNL/T. Rowe Price Value Division(421)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.15            $9.80             N/A
    End of period                             $12.96           $12.52           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        22,459           23,087            8,535             N/A

JNL/FMR Balanced Division(421)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.05            $8.54             N/A
    End of period                             $10.36            $9.66            $9.05             N/A
  Accumulation units outstanding
  at the end of period                        10,866            9,817            2,962             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(469)

  Accumulation unit value:
    Beginning of period                       $10.86            $9.45            $9.13             N/A
    End of period                             $12.05           $10.86            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        24,516           13,133            7,276             N/A

JNL/Oppenheimer Growth Division(496)

  Accumulation unit value:
    Beginning of period                        $7.86            $7.94             N/A              N/A
    End of period                              $8.37            $7.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,742            2,669             N/A              N/A

JNL/Select Value Division(421)

  Accumulation unit value:
    Beginning of period                       $16.02           $14.32           $12.53             N/A
    End of period                             $16.89           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                        12,838            9,628            2,185             N/A

JNL/MCM Global 15 Division(415)

  Accumulation unit value:
    Beginning of period                       $11.09            $8.88            $8.38             N/A
    End of period                             $11.91           $11.09            $8.88             N/A
  Accumulation units outstanding
  at the end of period                        163,668          98,868           13,855             N/A

JNL/MCM 25 Division(415)

  Accumulation unit value:
    Beginning of period                       $11.27            $9.48            $8.17             N/A
    End of period                             $10.66           $11.27            $9.48             N/A
  Accumulation units outstanding
  at the end of period                        167,912          156,201          15,452             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.32             N/A              N/A              N/A
    End of period                              $9.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,906             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(415)

  Accumulation unit value:
    Beginning of period                       $17.33           $15.80           $14.34             N/A
    End of period                             $18.40           $17.33           $15.80             N/A
  Accumulation units outstanding
  at the end of period                        107,380          64,739            7,220             N/A

JNL/MCM Technology Sector Division(554)

  Accumulation unit value:
    Beginning of period                        $5.39            $5.45             N/A              N/A
    End of period                              $5.38            $5.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          140              140              N/A              N/A

JNL/MCM Healthcare Sector Division(511)

  Accumulation unit value:
    Beginning of period                       $10.14           $10.54             N/A              N/A
    End of period                             $10.64           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,194            1,911             N/A              N/A

JNL/MCM Financial Sector Division(529)

  Accumulation unit value:
    Beginning of period                       $11.41           $11.02             N/A              N/A
    End of period                             $11.80           $11.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,528            2,912             N/A              N/A

JNL/MCM Oil & Gas Sector Division(562)

  Accumulation unit value:
    Beginning of period                       $16.37           $13.55             N/A              N/A
    End of period                             $21.83           $16.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,271             482              N/A              N/A

JNL/MCM Communications Sector
Division(554)

  Accumulation unit value:
    Beginning of period                        $4.28            $3.94             N/A              N/A
    End of period                              $4.22            $4.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          860               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(415)

  Accumulation unit value:
    Beginning of period                        $9.38            $8.17            $7.44             N/A
    End of period                             $12.54            $9.38            $8.17             N/A
  Accumulation units outstanding
  at the end of period                        106,005          102,043          14,649             N/A

JNL/AIM Premier Equity II Division(474)

  Accumulation unit value:
    Beginning of period                         N/A             $9.20            $8.94             N/A
    End of period                               N/A             $8.97            $9.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               306              N/A

JNL/AIM Small Cap Growth Division(496)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.56             N/A              N/A
    End of period                             $12.15           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,449            1,365             N/A              N/A

JNL/AIM Large Cap Growth Division(474)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.06            $9.76             N/A
    End of period                             $11.27           $10.78           $10.06             N/A
  Accumulation units outstanding
  at the end of period                         5,540            6,101             385              N/A

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                       $11.52             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          864              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(852)

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,375             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,404             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,867             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.40             N/A              N/A
    End of period                             $15.42           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        193,090          18,300             N/A              N/A

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.53             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        142,734           1,486             N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.86             N/A              N/A
    End of period                             $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,020             96               N/A              N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.88             N/A              N/A
    End of period                             $10.72           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,783           42,882             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.95             N/A              N/A
    End of period                             $10.40           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,395            8,744             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.57%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,425             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(670)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.77             N/A              N/A
    End of period                             $12.08           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Growth Division(560)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.21             N/A              N/A
    End of period                             $12.50           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,800            8,313             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.80             N/A              N/A
    End of period                             $12.39           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,906             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91             N/A              N/A
    End of period                               N/A             $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(677)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.60             N/A              N/A
    End of period                             $10.33           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,619            5,033             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(677)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.41             N/A              N/A
    End of period                             $13.56           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,877            4,237             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.76             N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          702              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(677)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.64             N/A              N/A
    End of period                             $12.94           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,879            4,151             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(677)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.72             N/A              N/A
    End of period                             $14.51           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,774            4,125             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(677)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.68             N/A              N/A
    End of period                             $10.66           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,160            4,526             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          82               N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,270             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,909             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(682)

  Accumulation unit value:
    Beginning of period                        $7.78            $7.15             N/A              N/A
    End of period                              $7.91            $7.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,165            1,738             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                       $20.52           $19.43             N/A              N/A
    End of period                             $21.06           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          486              943              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.87             N/A              N/A
    End of period                             $13.85           $13.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,273            1,382             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(568)

  Accumulation unit value:
    Beginning of period                       $16.60           $15.75             N/A              N/A
    End of period                             $16.60           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,013            1,281             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(682)

  Accumulation unit value:
    Beginning of period                       $22.98           $20.82             N/A              N/A
    End of period                             $23.76           $22.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,004             534              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $29.84           $25.95           $24.31             N/A
    End of period                             $33.17           $29.84           $25.95             N/A
  Accumulation units outstanding
  at the end of period                          459              328              40               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(682)

  Accumulation unit value:
    Beginning of period                       $15.57           $14.17             N/A              N/A
    End of period                             $15.68           $15.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,514            1,792             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.46             N/A              N/A              N/A
    End of period                             $17.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A
    End of period                             $12.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,552             N/A              N/A              N/A

JNL/S&P Managed Growth Division(522)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.15             N/A              N/A
    End of period                             $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,997            3,693             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.78             N/A              N/A
    End of period                             $12.37           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,315            2,318             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90             N/A              N/A
    End of period                               N/A             $9.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(529)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.79             N/A              N/A
    End of period                             $10.32           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,647            8,573             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(529)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.65             N/A              N/A
    End of period                             $13.55           $12.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,635            5,629             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(435)

  Accumulation unit value:
    Beginning of period                        $9.65            $8.08            $7.39             N/A
    End of period                             $11.14            $9.65            $8.08             N/A
  Accumulation units outstanding
  at the end of period                         3,904             628              139              N/A

JNL/PIMCO Total Return Bond Division(663)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.84             N/A              N/A
    End of period                             $12.83           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,693           17,571             N/A              N/A

JNL/MCM Small Cap Index Division(529)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.89             N/A              N/A
    End of period                             $12.92           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,820            6,946             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(498)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.60             N/A              N/A
    End of period                             $14.49           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,739             56               N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(498)

  Accumulation unit value:
    Beginning of period                       $15.89           $13.44             N/A              N/A
    End of period                             $16.85           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          37                -               N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,691             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.83             N/A              N/A
    End of period                             $11.94           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,342            5,908             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(568)

  Accumulation unit value:
    Beginning of period                        $9.02            $8.69             N/A              N/A
    End of period                              $8.29            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,126            3,330             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(568)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.22             N/A              N/A
    End of period                             $12.93           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,962            2,313             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,146             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(435)

  Accumulation unit value:
    Beginning of period                       $16.01           $14.32           $13.11             N/A
    End of period                             $16.87           $16.01           $14.32             N/A
  Accumulation units outstanding
  at the end of period                         1,863             601              75               N/A

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.95             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,236            1,611             N/A              N/A

JNL/MCM 25 Division(498)

  Accumulation unit value:
    Beginning of period                       $11.25            $9.46             N/A              N/A
    End of period                             $10.64           $11.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,244            2,728             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.78             N/A              N/A              N/A
    End of period                              $9.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(498)

  Accumulation unit value:
    Beginning of period                       $17.30           $15.96             N/A              N/A
    End of period                             $18.36           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,854             652              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(736)

  Accumulation unit value:
    Beginning of period                       $10.12           $10.16             N/A              N/A
    End of period                             $10.61           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          88               15               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(568)

  Accumulation unit value:
    Beginning of period                       $16.34           $13.46             N/A              N/A
    End of period                             $21.78           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,918            1,264             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(724)

  Accumulation unit value:
    Beginning of period                        $9.35            $9.10             N/A              N/A
    End of period                             $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,608            1,309             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(682)

  Accumulation unit value:
    Beginning of period                       $10.77            $9.88             N/A              N/A
    End of period                             $11.25           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,755             376              N/A              N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,730             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,218             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,322             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.84             N/A              N/A
    End of period                             $10.42           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,382             160              N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.20             N/A              N/A
    End of period                             $15.42           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,361            1,062             N/A              N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.65             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,571             231              N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.86             N/A              N/A
    End of period                             $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,330             387              N/A              N/A

JNL/S&P Managed Moderate Division(688)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.91             N/A              N/A
    End of period                             $10.72           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,132           15,834             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,261             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                        $7.78            $7.27             N/A              N/A
    End of period                              $7.90            $7.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,729              -               N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.71             N/A              N/A              N/A
    End of period                             $19.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,531             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(708)

  Accumulation unit value:
    Beginning of period                       $23.26           $22.49             N/A              N/A
    End of period                             $23.72           $23.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          888              114              N/A              N/A

JNL/Select Global Growth Division(716)

  Accumulation unit value:
    Beginning of period                       $20.67           $20.54             N/A              N/A
    End of period                             $20.53           $20.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,154             487              N/A              N/A

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                       $20.51           $19.19             N/A              N/A
    End of period                             $21.05           $20.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,899            6,453             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,538             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(490)

  Accumulation unit value:
    Beginning of period                         N/A            $14.13             N/A              N/A
    End of period                               N/A            $14.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                       $13.88           $13.44             N/A              N/A
    End of period                             $13.84           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,203            2,530             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(569)

  Accumulation unit value:
    Beginning of period                       $16.60           $15.75             N/A              N/A
    End of period                             $16.60           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,380            4,107             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $22.97           $21.15             N/A              N/A
    End of period                             $23.75           $22.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,431              -               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $29.82           $26.21             N/A              N/A
    End of period                             $33.15           $29.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,679            1,117             N/A              N/A

JNL/JPMorgan International Equity
Division(569)

  Accumulation unit value:
    Beginning of period                       $12.01           $10.49             N/A              N/A
    End of period                             $12.95           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $15.62           $14.92             N/A              N/A
    End of period                             $17.10           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,729              -               N/A              N/A

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                       $15.56           $15.15             N/A              N/A
    End of period                             $15.67           $15.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          485              254              N/A              N/A

JNL/Eagle SmallCap Equity Division(556)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.42             N/A              N/A
    End of period                             $17.70           $17.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(139)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.89             N/A              N/A
    End of period                             $12.06           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,492              -               N/A              N/A

JNL/S&P Managed Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.72             N/A              N/A
    End of period                             $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,661            3,003             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(729)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.50             N/A              N/A
    End of period                             $12.36           $11.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,256            1,530             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.57             N/A              N/A
    End of period                             $10.32           $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,229            9,954             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(490)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.15             N/A              N/A
    End of period                             $13.55           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,582            2,468             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(569)

  Accumulation unit value:
    Beginning of period                        $9.64            $8.27             N/A              N/A
    End of period                             $11.14            $9.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,705              -               N/A              N/A

JNL/PIMCO Total Return Bond Division(569)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.54             N/A              N/A
    End of period                             $12.83           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,942            6,621             N/A              N/A

JNL/MCM Small Cap Index Division(490)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.46             N/A              N/A
    End of period                             $12.92           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,656            3,938             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(490)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.47             N/A              N/A
    End of period                             $14.49           $13.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,554            3,049             N/A              N/A

JNL/Lazard Small Cap Value Division(490)

  Accumulation unit value:
    Beginning of period                       $13.48           $12.31             N/A              N/A
    End of period                             $13.75           $13.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,376             195              N/A              N/A

JNL/Lazard Mid Cap Value Division(490)

  Accumulation unit value:
    Beginning of period                       $15.88           $13.18             N/A              N/A
    End of period                             $16.84           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,982            3,051             N/A              N/A

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.71             N/A              N/A
    End of period                             $10.64           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,070            3,649             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.75             N/A              N/A
    End of period                             $11.94           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,885            7,175             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(556)

  Accumulation unit value:
    Beginning of period                        $9.02            $8.81             N/A              N/A
    End of period                              $8.29            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,613           11,241             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.38             N/A              N/A              N/A
    End of period                              $7.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          653              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(569)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.15             N/A              N/A
    End of period                             $12.93           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,601             212              N/A              N/A

JNL/FMR Balanced Division(568)

  Accumulation unit value:
    Beginning of period                        $9.64            $8.96             N/A              N/A
    End of period                             $10.34            $9.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,849            4,225             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(490)

  Accumulation unit value:
    Beginning of period                       $10.85            $9.61             N/A              N/A
    End of period                             $12.02           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,138              -               N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.96             N/A              N/A              N/A
    End of period                             $16.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,744             N/A              N/A              N/A

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.77             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,026           13,996             N/A              N/A

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                       $11.24            $9.84             N/A              N/A
    End of period                             $10.64           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,542            7,975             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A
    End of period                              $9.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(557)

  Accumulation unit value:
    Beginning of period                       $17.30           $15.54             N/A              N/A
    End of period                             $18.36           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,717            4,289             N/A              N/A

JNL/MCM Technology Sector Division(720)

  Accumulation unit value:
    Beginning of period                        $5.37            $5.36             N/A              N/A
    End of period                              $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,625             518              N/A              N/A

JNL/MCM Healthcare Sector Division(720)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.64             N/A              N/A
    End of period                             $10.61           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          328              275              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(711)

  Accumulation unit value:
    Beginning of period                       $16.33           $16.60             N/A              N/A
    End of period                             $21.76           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,358            3,939             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.12             N/A              N/A              N/A
    End of period                              $4.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          727              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(556)

  Accumulation unit value:
    Beginning of period                        $9.35            $8.30             N/A              N/A
    End of period                             $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,037            7,680             N/A              N/A

JNL/AIM Premier Equity II Division(568)

  Accumulation unit value:
    Beginning of period                         N/A             $9.07             N/A              N/A
    End of period                               N/A             $8.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.84             N/A              N/A
    End of period                             $12.13           $11.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,383              -               N/A              N/A

JNL/AIM Large Cap Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.16             N/A              N/A
    End of period                             $11.25           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,543              -               N/A              N/A

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,893             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(846)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,684             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(886)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,289             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.84             N/A              N/A
    End of period                             $10.42           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          904              332              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,204             N/A              N/A              N/A

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.39             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        152,332           2,888             N/A              N/A

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.65             N/A              N/A
    End of period                             $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,692            1,175             N/A              N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.37             N/A              N/A
    End of period                             $10.72           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,034            1,696             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(729)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.23             N/A              N/A
    End of period                             $10.40           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,666            9,287             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.605%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(629)

  Accumulation unit value:
    Beginning of period                        $9.01            $8.42             N/A              N/A
    End of period                              $8.28            $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          756              634              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(629)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.26             N/A              N/A
    End of period                             $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          567              576              N/A              N/A

JNL/MCM 25 Division(629)

  Accumulation unit value:
    Beginning of period                       $11.24            $9.96             N/A              N/A
    End of period                             $10.63           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          590              536              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(629)

  Accumulation unit value:
    Beginning of period                       $17.29           $14.33             N/A              N/A
    End of period                             $18.35           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          349              373              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(629)

  Accumulation unit value:
    Beginning of period                        $9.35            $7.97             N/A              N/A
    End of period                             $12.51            $9.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          571              670              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(381)

  Accumulation unit value:
    Beginning of period                        $7.78            $7.17            $6.29             N/A
    End of period                              $7.90            $7.78            $7.17             N/A
  Accumulation units outstanding
  at the end of period                        36,910           45,510           20,419             N/A

JNL/FMR Capital Growth Division(383)

  Accumulation unit value:
    Beginning of period                       $18.70           $16.26           $14.17             N/A
    End of period                             $19.34           $18.70           $16.26             N/A
  Accumulation units outstanding
  at the end of period                         2,011            2,345             659              N/A

JNL/Select Large Cap Growth Division(383)

  Accumulation unit value:
    Beginning of period                       $23.24           $21.36           $18.62             N/A
    End of period                             $23.70           $23.24           $21.36             N/A
  Accumulation units outstanding
  at the end of period                         3,669            5,405            1,061             N/A

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $20.65           $18.88             N/A              N/A
    End of period                             $20.51           $20.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,625            6,210             N/A              N/A

JNL/Select Balanced Division(415)

  Accumulation unit value:
    Beginning of period                       $20.49           $18.97           $17.69             N/A
    End of period                             $21.02           $20.49           $18.97             N/A
  Accumulation units outstanding
  at the end of period                        26,103           23,860            4,492             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(387)

  Accumulation unit value:
    Beginning of period                       $17.97           $16.32           $14.37             N/A
    End of period                             $19.04           $17.97           $16.32             N/A
  Accumulation units outstanding
  at the end of period                         6,777            7,612            5,186             N/A

JNL/Putnam Value Equity Division(305)

  Accumulation unit value:
    Beginning of period                       $17.64           $16.50           $12.99             N/A
    End of period                             $18.03           $17.64           $16.50             N/A
  Accumulation units outstanding
  at the end of period                         9,384           11,234           11,976             N/A

JNL/Select Money Market Division(412)

  Accumulation unit value:
    Beginning of period                       $10.89           $11.09           $11.16             N/A
    End of period                             $10.90           $10.89           $11.09             N/A
  Accumulation units outstanding
  at the end of period                        20,099           50,276              -               N/A

JNL/PPM America High Yield Bond
Division(383)

  Accumulation unit value:
    Beginning of period                         N/A            $13.96           $12.87             N/A
    End of period                               N/A            $14.31           $13.96             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,348             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(383)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.71           $13.38             N/A
    End of period                             $13.83           $13.87           $13.71             N/A
  Accumulation units outstanding
  at the end of period                        16,793           15,224            3,222             N/A

JNL/Salomon Brothers Strategic
Bond Division(383)

  Accumulation unit value:
    Beginning of period                       $16.58           $15.92           $15.08             N/A
    End of period                             $16.58           $16.58           $15.92             N/A
  Accumulation units outstanding
  at the end of period                        40,690           25,423            1,614             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(383)

  Accumulation unit value:
    Beginning of period                       $22.95           $21.44           $19.13             N/A
    End of period                             $23.72           $22.95           $21.44             N/A
  Accumulation units outstanding
  at the end of period                        24,655           24,264            6,044             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(305)

  Accumulation unit value:
    Beginning of period                       $29.79           $25.91           $18.82             N/A
    End of period                             $33.12           $29.79           $25.91             N/A
  Accumulation units outstanding
  at the end of period                        20,207           24,521            5,076             N/A

JNL/JPMorgan International Equity
Division(383)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.59            $8.92             N/A
    End of period                             $12.94           $12.00           $10.59             N/A
  Accumulation units outstanding
  at the end of period                         9,550           15,028            2,661             N/A

JNL/Alger Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $15.61           $15.26           $11.61             N/A
    End of period                             $17.08           $15.61           $15.26             N/A
  Accumulation units outstanding
  at the end of period                         9,868            8,361            4,622             N/A

JNL/Eagle Core Equity Division(458)

  Accumulation unit value:
    Beginning of period                       $15.55           $15.01           $14.13             N/A
    End of period                             $15.66           $15.55           $15.01             N/A
  Accumulation units outstanding
  at the end of period                         9,766           11,226             564              N/A

JNL/Eagle SmallCap Equity Division(414)

  Accumulation unit value:
    Beginning of period                       $17.70           $15.30           $15.01             N/A
    End of period                             $17.68           $17.70           $15.30             N/A
  Accumulation units outstanding
  at the end of period                         5,278            7,933            3,966             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(362)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.88           $10.17             N/A
    End of period                             $12.05           $11.62           $10.88             N/A
  Accumulation units outstanding
  at the end of period                        391,350          368,038          35,508             N/A

JNL/S&P Managed Growth Division(362)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.96           $10.04             N/A
    End of period                             $12.46           $11.90           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        429,660          408,267          109,932            N/A

JNL/S&P Managed Aggressive Growth
Division(362)

  Accumulation unit value:
    Beginning of period                       $11.69           $10.65            $9.54             N/A
    End of period                             $12.35           $11.69           $10.65             N/A
  Accumulation units outstanding
  at the end of period                        128,272          173,883          45,415             N/A

JNL/S&P Very Aggressive Growth
Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27            $9.61             N/A
    End of period                               N/A            $10.42           $10.27             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,772             N/A

JNL/S&P Equity Growth Division I(414)

  Accumulation unit value:
    Beginning of period                         N/A             $9.60            $8.99             N/A
    End of period                               N/A             $9.69            $9.60             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,680             N/A

JNL/S&P Equity Aggressive Growth
Division I(518)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21             N/A              N/A
    End of period                               N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(271)

  Accumulation unit value:
    Beginning of period                       $10.14            $9.46            $7.29             N/A
    End of period                             $10.31           $10.14            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        231,196          223,551          28,658             N/A

JNL/MCM S&P 400 MidCap Index Division(271)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.00            $7.86             N/A
    End of period                             $13.54           $12.41           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        102,936          87,918           15,506             N/A

JNL/Alliance Capital Growth Division(383)

  Accumulation unit value:
    Beginning of period                        $9.14            $8.83            $8.01             N/A
    End of period                              $8.28            $9.14            $8.83             N/A
  Accumulation units outstanding
  at the end of period                           -              4,115             717              N/A

JNL/JPMorgan International Value
Division(305)

  Accumulation unit value:
    Beginning of period                        $9.63            $8.07            $5.61             N/A
    End of period                             $11.13            $9.63            $8.07             N/A
  Accumulation units outstanding
  at the end of period                        62,260           40,184            3,121             N/A

JNL/PIMCO Total Return Bond Division(305)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.64           $12.52             N/A
    End of period                             $12.82           $12.86           $12.64             N/A
  Accumulation units outstanding
  at the end of period                        73,697           48,716           14,714             N/A

JNL/MCM Small Cap Index Division(271)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.12            $7.34             N/A
    End of period                             $12.92           $12.72           $11.12             N/A
  Accumulation units outstanding
  at the end of period                        96,854           88,659           14,484             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(271)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.27            $8.02             N/A
    End of period                             $14.49           $13.12           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        103,531          89,043           13,662             N/A

JNL/Lazard Small Cap Value Division(305)

  Accumulation unit value:
    Beginning of period                       $13.47           $11.99            $8.44             N/A
    End of period                             $13.74           $13.47           $11.99             N/A
  Accumulation units outstanding
  at the end of period                        34,788           34,221            5,528             N/A

JNL/Lazard Mid Cap Value Division(305)

  Accumulation unit value:
    Beginning of period                       $15.87           $13.06           $10.01             N/A
    End of period                             $16.83           $15.87           $13.06             N/A
  Accumulation units outstanding
  at the end of period                        64,344           47,356            8,803             N/A

JNL/MCM Bond Index Division(271)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.62           $10.62             N/A
    End of period                             $10.64           $10.72           $10.62             N/A
  Accumulation units outstanding
  at the end of period                        90,805           79,764           11,896             N/A

JNL/S&P Core Index 100 Division(401)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $9.28             N/A
    End of period                               N/A            $10.14           $10.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              7,825             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.74             N/A              N/A
    End of period                             $11.93           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,132           54,133             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86             N/A              N/A
    End of period                               N/A             $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(514)

  Accumulation unit value:
    Beginning of period                         N/A            $10.29             N/A              N/A
    End of period                               N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(271)

  Accumulation unit value:
    Beginning of period                        $9.01            $8.99            $6.56             N/A
    End of period                              $8.28            $9.01            $8.99             N/A
  Accumulation units outstanding
  at the end of period                        328,357          268,892          63,020             N/A

JNL/Putnam Midcap Growth Division(305)

  Accumulation unit value:
    Beginning of period                        $7.16            $6.20            $4.69             N/A
    End of period                              $7.82            $7.16            $6.20             N/A
  Accumulation units outstanding
  at the end of period                        26,531           32,583           13,327             N/A

JNL/T. Rowe Price Value Division(377)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.13            $9.71             N/A
    End of period                             $12.92           $12.49           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        47,007           36,571            7,568             N/A

JNL/FMR Balanced Division(377)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.04            $8.50             N/A
    End of period                             $10.33            $9.63            $9.04             N/A
  Accumulation units outstanding
  at the end of period                        26,785           37,897            6,906             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(414)

  Accumulation unit value:
    Beginning of period                       $10.85            $9.44            $8.48             N/A
    End of period                             $12.02           $10.85            $9.44             N/A
  Accumulation units outstanding
  at the end of period                        29,219           15,145            4,967             N/A

JNL/Oppenheimer Growth Division(430)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.73            $7.77             N/A
    End of period                              $8.35            $7.85            $7.73             N/A
  Accumulation units outstanding
  at the end of period                         8,877           16,561            5,397             N/A

JNL/Select Value Division(478)

  Accumulation unit value:
    Beginning of period                       $16.00           $14.31           $13.73             N/A
    End of period                             $16.86           $16.00           $14.31             N/A
  Accumulation units outstanding
  at the end of period                        22,216           17,975            1,060             N/A

JNL/MCM Global 15 Division(271)

  Accumulation unit value:
    Beginning of period                       $11.06            $8.86            $6.17             N/A
    End of period                             $11.87           $11.06            $8.86             N/A
  Accumulation units outstanding
  at the end of period                        289,407          258,051          44,163             N/A

JNL/MCM 25 Division(271)

  Accumulation unit value:
    Beginning of period                       $11.24            $9.46            $6.64             N/A
    End of period                             $10.63           $11.24            $9.46             N/A
  Accumulation units outstanding
  at the end of period                        284,391          287,783          52,839             N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.40             N/A              N/A
    End of period                              $9.71           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,617            6,162             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(271)

  Accumulation unit value:
    Beginning of period                       $17.29           $15.76           $10.23             N/A
    End of period                             $18.35           $17.29           $15.76             N/A
  Accumulation units outstanding
  at the end of period                        153,076          121,721          24,312             N/A

JNL/MCM Technology Sector Division(543)

  Accumulation unit value:
    Beginning of period                        $5.37            $5.08             N/A              N/A
    End of period                              $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,591             808              N/A              N/A

JNL/MCM Healthcare Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $10.11           $10.07             N/A              N/A
    End of period                             $10.60           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,856           19,948             N/A              N/A

JNL/MCM Financial Sector Division(543)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.47             N/A              N/A
    End of period                             $11.76           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,175           21,166             N/A              N/A

JNL/MCM Oil & Gas Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $16.32           $13.09             N/A              N/A
    End of period                             $21.76           $16.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        157,583          55,492             N/A              N/A

JNL/MCM Communications Sector
Division(590)

  Accumulation unit value:
    Beginning of period                        $4.27            $3.77             N/A              N/A
    End of period                              $4.20            $4.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,782           89,770             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(271)

  Accumulation unit value:
    Beginning of period                        $9.35            $8.16            $6.51             N/A
    End of period                             $12.50            $9.35            $8.16             N/A
  Accumulation units outstanding
  at the end of period                        299,140          222,449          52,344             N/A

JNL/AIM Premier Equity II Division(362)

  Accumulation unit value:
    Beginning of period                         N/A             $9.19            $8.29             N/A
    End of period                               N/A             $8.96            $9.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             24,448             N/A

JNL/AIM Small Cap Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $11.48           $11.03            $7.82             N/A
    End of period                             $12.13           $11.48           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         8,271            5,813            4,966             N/A

JNL/AIM Large Cap Growth Division(305)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.04            $8.00             N/A
    End of period                             $11.25           $10.76           $10.04             N/A
  Accumulation units outstanding
  at the end of period                        65,118           66,397           32,248             N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,876             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(861)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,680             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(867)

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,481             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,440             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.12             N/A              N/A
    End of period                             $15.41           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        115,015           1,763             N/A              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.86             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        140,131           2,006             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,725             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,358             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(699)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.12             N/A              N/A
    End of period                             $10.39           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,708            9,252             N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.62%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.55             N/A              N/A              N/A
    End of period                             $21.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(541)

  Accumulation unit value:
    Beginning of period                       $10.88           $11.03             N/A              N/A
    End of period                             $10.88           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.43             N/A              N/A              N/A
    End of period                             $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,136             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.60             N/A              N/A              N/A
    End of period                             $12.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,344             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(532)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.91             N/A              N/A
    End of period                             $12.34           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,325           11,717             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(543)

  Accumulation unit value:
    Beginning of period                         N/A             $9.45             N/A              N/A
    End of period                               N/A             $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,851             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.33             N/A              N/A              N/A
    End of period                             $13.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.59             N/A              N/A              N/A
    End of period                             $11.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.40             N/A              N/A              N/A
    End of period                             $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          302              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.92             N/A              N/A              N/A
    End of period                             $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          285              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.62             N/A              N/A              N/A
    End of period                             $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          699              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(546)

  Accumulation unit value:
    Beginning of period                        $9.01            $8.79             N/A              N/A
    End of period                              $8.28            $9.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,923            1,747             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.40             N/A              N/A
    End of period                             $11.86           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,532            1,618             N/A              N/A

JNL/MCM 25 Division(546)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.65             N/A              N/A
    End of period                             $10.62           $11.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,464            1,482             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(546)

  Accumulation unit value:
    Beginning of period                       $17.28           $15.32             N/A              N/A
    End of period                             $18.33           $17.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          972             1,069             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $4.90             N/A              N/A              N/A
    End of period                              $5.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          919              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(643)

  Accumulation unit value:
    Beginning of period                       $16.32           $13.93             N/A              N/A
    End of period                             $21.74           $16.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          240              278              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(546)

  Accumulation unit value:
    Beginning of period                        $9.34            $8.26             N/A              N/A
    End of period                             $12.49            $9.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,610            1,864             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,793             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,816             N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.645%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $20.58           $18.68             N/A              N/A
    End of period                             $20.43           $20.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003            1,395             N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.42             N/A              N/A              N/A
    End of period                             $20.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,419             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.83             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,025             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.84             N/A              N/A              N/A
    End of period                             $13.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,128             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.32             N/A              N/A              N/A
    End of period                             $16.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,472             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.82             N/A              N/A              N/A
    End of period                             $32.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          160              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.34             N/A              N/A              N/A
    End of period                             $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(540)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.88             N/A              N/A
    End of period                             $12.01           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,502           11,948             N/A              N/A

JNL/S&P Managed Growth Division(423)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.94           $10.42             N/A
    End of period                             $12.42           $11.87           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        27,941           16,125            3,207             N/A

JNL/S&P Managed Aggressive Growth
Division(423)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.63            $9.85             N/A
    End of period                             $12.32           $11.66           $10.63             N/A
  Accumulation units outstanding
  at the end of period                         8,899           14,384           15,561             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(338)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.45            $8.27             N/A
    End of period                             $10.30           $10.13            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        13,522           10,154            3,702             N/A

JNL/MCM S&P 400 MidCap Index Division(338)

  Accumulation unit value:
    Beginning of period                       $12.40           $10.99            $9.18             N/A
    End of period                             $13.52           $12.40           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         4,532            2,896            1,333             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.49             N/A              N/A              N/A
    End of period                             $11.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,456             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.94             N/A              N/A              N/A
    End of period                             $12.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          318              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(525)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.63             N/A              N/A
    End of period                             $12.90           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,357            1,528             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(525)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.63             N/A              N/A
    End of period                             $14.47           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,658            1,531             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.37             N/A              N/A              N/A
    End of period                             $13.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          822              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.93             N/A              N/A              N/A
    End of period                             $16.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              N/A              N/A              N/A

JNL/MCM Bond Index Division(338)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.61           $10.84             N/A
    End of period                             $10.63           $10.71           $10.61             N/A
  Accumulation units outstanding
  at the end of period                         9,452            6,458            1,694             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A
    End of period                             $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $8.99            $8.98            $7.84             N/A
    End of period                              $8.26            $8.99            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        43,289           19,358            6,312             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.59             N/A              N/A              N/A
    End of period                             $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.39             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,518             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A
    End of period                             $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          197              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.52             N/A              N/A              N/A
    End of period                             $16.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          99               N/A              N/A              N/A

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                       $11.04            $8.84            $8.39             N/A
    End of period                             $11.84           $11.04            $8.84             N/A
  Accumulation units outstanding
  at the end of period                        26,276           16,205            5,934             N/A

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                       $11.22            $9.45            $8.12             N/A
    End of period                             $10.60           $11.22            $9.45             N/A
  Accumulation units outstanding
  at the end of period                        24,633           16,173            6,054             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(423)

  Accumulation unit value:
    Beginning of period                       $17.25           $15.74           $14.18             N/A
    End of period                             $18.30           $17.25           $15.74             N/A
  Accumulation units outstanding
  at the end of period                        17,670           10,048            3,412             N/A

JNL/MCM Technology Sector Division(525)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.46             N/A              N/A
    End of period                              $5.35            $5.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,092            3,208             N/A              N/A

JNL/MCM Healthcare Sector Division(714)

  Accumulation unit value:
    Beginning of period                       $10.09            $9.53             N/A              N/A
    End of period                             $10.57           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,070            1,070             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $20.21             N/A              N/A              N/A
    End of period                             $21.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,423             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $9.33            $8.14            $7.39             N/A
    End of period                             $12.47            $9.33            $8.14             N/A
  Accumulation units outstanding
  at the end of period                        23,219           19,109            6,742             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          237              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,832             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(917)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          180              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(917)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          186              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,525             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.24             N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,019             N/A              N/A              N/A

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.55             N/A              N/A
    End of period                             $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        139,454          17,433             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division(737)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.47             N/A              N/A
    End of period                             $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,015            7,015             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                        $7.76            $7.14            $6.34             N/A
    End of period                              $7.88            $7.76            $7.14             N/A
  Accumulation units outstanding
  at the end of period                          824              449               -               N/A

JNL/FMR Capital Growth Division(357)

  Accumulation unit value:
    Beginning of period                       $18.62           $16.21           $14.19             N/A
    End of period                             $19.26           $18.62           $16.21             N/A
  Accumulation units outstanding
  at the end of period                          282              282              282              N/A

JNL/Select Large Cap Growth Division(351)

  Accumulation unit value:
    Beginning of period                       $23.15           $21.29           $18.98             N/A
    End of period                             $23.60           $23.15           $21.29             N/A
  Accumulation units outstanding
  at the end of period                          422              422              422              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.12             N/A              N/A              N/A
    End of period                             $20.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Balanced Division(360)

  Accumulation unit value:
    Beginning of period                       $20.42           $18.91           $17.67             N/A
    End of period                             $20.94           $20.42           $18.91             N/A
  Accumulation units outstanding
  at the end of period                           -               263               -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(357)

  Accumulation unit value:
    Beginning of period                       $17.90           $16.26           $14.48             N/A
    End of period                             $18.96           $17.90           $16.26             N/A
  Accumulation units outstanding
  at the end of period                          276              276              276              N/A

JNL/Putnam Value Equity Division(351)

  Accumulation unit value:
    Beginning of period                       $17.58           $16.44           $15.29             N/A
    End of period                             $17.96           $17.58           $16.44             N/A
  Accumulation units outstanding
  at the end of period                          267              267              267              N/A

JNL/Select Money Market Division(317)

  Accumulation unit value:
    Beginning of period                       $10.85           $11.05           $11.22             N/A
    End of period                             $10.85           $10.85           $11.05             N/A
  Accumulation units outstanding
  at the end of period                          739               -              5,888             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(304)

  Accumulation unit value:
    Beginning of period                       $16.51           $15.86           $15.19             N/A
    End of period                             $16.50           $16.51           $15.86             N/A
  Accumulation units outstanding
  at the end of period                          256              464              256              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                       $22.86           $21.36           $19.28             N/A
    End of period                             $23.62           $22.86           $21.36             N/A
  Accumulation units outstanding
  at the end of period                         1,984             209              209              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                       $29.68           $25.82           $19.00             N/A
    End of period                             $32.98           $29.68           $25.82             N/A
  Accumulation units outstanding
  at the end of period                         1,439             239              178              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                       $15.55           $15.21           $13.48             N/A
    End of period                             $17.01           $15.55           $15.21             N/A
  Accumulation units outstanding
  at the end of period                          297              462              297              N/A

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                       $15.50           $14.97           $13.88             N/A
    End of period                             $15.60           $15.50           $14.97             N/A
  Accumulation units outstanding
  at the end of period                          294              404              294              N/A

JNL/Eagle SmallCap Equity Division(304)

  Accumulation unit value:
    Beginning of period                       $17.65           $15.25           $10.59             N/A
    End of period                             $17.62           $17.65           $15.25             N/A
  Accumulation units outstanding
  at the end of period                          315              416              315              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.86            $9.33             N/A
    End of period                             $12.01           $11.59           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         2,895             855              394              N/A

JNL/S&P Managed Growth Division(294)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.94            $9.03             N/A
    End of period                             $12.42           $11.87           $10.94             N/A
  Accumulation units outstanding
  at the end of period                         2,943            3,357             400              N/A

JNL/S&P Managed Aggressive Growth
Division(294)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.63            $8.38             N/A
    End of period                             $12.31           $11.66           $10.63             N/A
  Accumulation units outstanding
  at the end of period                          843             1,444             843              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.45            $7.55             N/A
    End of period                             $10.30           $10.13            $9.45             N/A
  Accumulation units outstanding
  at the end of period                         6,423             716             2,088             N/A

JNL/MCM S&P 400 MidCap Index Division(381)

  Accumulation unit value:
    Beginning of period                       $12.40           $10.99            $9.47             N/A
    End of period                             $13.52           $12.40           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         4,257              -                -               N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(357)

  Accumulation unit value:
    Beginning of period                        $9.61            $8.05            $6.41             N/A
    End of period                             $11.10            $9.61            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         7,614            1,308             624              N/A

JNL/PIMCO Total Return Bond Division(304)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.61           $12.49             N/A
    End of period                             $12.78           $12.82           $12.61             N/A
  Accumulation units outstanding
  at the end of period                          313              313             5,541             N/A

JNL/MCM Small Cap Index Division(381)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.11            $9.42             N/A
    End of period                             $12.90           $12.70           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         4,399              -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(390)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.26            $9.22             N/A
    End of period                             $14.46           $13.11           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        15,927             219               -               N/A

JNL/Lazard Small Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $13.44           $11.96            $8.96             N/A
    End of period                             $13.69           $13.44           $11.96             N/A
  Accumulation units outstanding
  at the end of period                         3,064             339               -               N/A

JNL/Lazard Mid Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $15.83           $13.03           $10.47             N/A
    End of period                             $16.78           $15.83           $13.03             N/A
  Accumulation units outstanding
  at the end of period                         4,308             589               -               N/A

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.61           $10.65             N/A
    End of period                             $10.62           $10.71           $10.61             N/A
  Accumulation units outstanding
  at the end of period                         6,374             371             3,925             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.71             N/A              N/A
    End of period                             $11.90           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(326)

  Accumulation unit value:
    Beginning of period                        $8.99            $8.98            $6.98             N/A
    End of period                              $8.26            $8.99            $8.98             N/A
  Accumulation units outstanding
  at the end of period                         4,098             585               -               N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(338)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.11            $9.38             N/A
    End of period                             $12.89           $12.47           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         4,623              -                -               N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(326)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.43            $6.72             N/A
    End of period                             $12.00           $10.83            $9.43             N/A
  Accumulation units outstanding
  at the end of period                         1,272             528               -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                       $15.99           $14.30           $12.31             N/A
    End of period                             $16.84           $15.99           $14.30             N/A
  Accumulation units outstanding
  at the end of period                          325              548              325              N/A

JNL/MCM Global 15 Division(358)

  Accumulation unit value:
    Beginning of period                       $11.03            $8.84            $7.67             N/A
    End of period                             $11.84           $11.03            $8.84             N/A
  Accumulation units outstanding
  at the end of period                         6,279             544               -               N/A

JNL/MCM 25 Division(358)

  Accumulation unit value:
    Beginning of period                       $11.21            $9.45            $7.73             N/A
    End of period                             $10.60           $11.21            $9.45             N/A
  Accumulation units outstanding
  at the end of period                         3,230             506               -               N/A

JNL/MCM Consumer Brands Sector
Division(627)

  Accumulation unit value:
    Beginning of period                       $10.19            $8.98             N/A              N/A
    End of period                              $9.69           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          949              395              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(349)

  Accumulation unit value:
    Beginning of period                       $17.25           $15.73           $13.01             N/A
    End of period                             $18.30           $17.25           $15.73             N/A
  Accumulation units outstanding
  at the end of period                         3,294             313              313              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.35             N/A              N/A              N/A
    End of period                              $5.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,330             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(510)

  Accumulation unit value:
    Beginning of period                       $10.09           $10.41             N/A              N/A
    End of period                             $10.57           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          401              372              N/A              N/A

JNL/MCM Financial Sector Division(553)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.70             N/A              N/A
    End of period                             $11.73           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,322             351              N/A              N/A

JNL/MCM Oil & Gas Sector Division(510)

  Accumulation unit value:
    Beginning of period                       $16.29           $12.52             N/A              N/A
    End of period                             $21.70           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,417             248              N/A              N/A

JNL/MCM Communications Sector
Division(631)

  Accumulation unit value:
    Beginning of period                        $4.26            $3.92             N/A              N/A
    End of period                              $4.19            $4.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,198              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(358)

  Accumulation unit value:
    Beginning of period                        $9.33            $8.14            $7.73             N/A
    End of period                             $12.47            $9.33            $8.14             N/A
  Accumulation units outstanding
  at the end of period                         5,919             614               -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(364)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.02            $9.95             N/A
    End of period                             $12.11           $11.47           $11.02             N/A
  Accumulation units outstanding
  at the end of period                         3,070              -                -               N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,891             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.93             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,970             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.90             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        136,267            N/A              N/A              N/A

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.73             N/A              N/A
    End of period                             $11.81           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          426               -               N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,343             N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                        $7.75            $7.15             N/A              N/A
    End of period                              $7.87            $7.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,557            4,098             N/A              N/A

JNL/FMR Capital Growth Division(615)

  Accumulation unit value:
    Beginning of period                       $18.61           $16.44             N/A              N/A
    End of period                             $19.24           $18.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,851             921              N/A              N/A

JNL/Select Large Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                       $23.13           $21.57             N/A              N/A
    End of period                             $23.57           $23.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,624             635              N/A              N/A

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                       $20.55           $18.77             N/A              N/A
    End of period                             $20.40           $20.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,755            3,175             N/A              N/A

JNL/Select Balanced Division(535)

  Accumulation unit value:
    Beginning of period                       $20.39           $19.23             N/A              N/A
    End of period                             $20.91           $20.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,733           10,569             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(609)

  Accumulation unit value:
    Beginning of period                       $17.88           $16.60             N/A              N/A
    End of period                             $18.94           $17.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,975             794              N/A              N/A

JNL/Putnam Value Equity Division(615)

  Accumulation unit value:
    Beginning of period                       $17.56           $16.31             N/A              N/A
    End of period                             $17.94           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          295              731              N/A              N/A

JNL/Select Money Market Division(624)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.91             N/A              N/A
    End of period                             $10.84           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        145,684          51,373             N/A              N/A

JNL/PPM America High Yield Bond
Division(583)

  Accumulation unit value:
    Beginning of period                         N/A            $13.51             N/A              N/A
    End of period                               N/A            $14.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.53             N/A              N/A
    End of period                             $13.76           $13.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,168            5,256             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(601)

  Accumulation unit value:
    Beginning of period                       $16.50           $15.56             N/A              N/A
    End of period                             $16.49           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,689            9,994             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                       $22.84           $21.44             N/A              N/A
    End of period                             $23.60           $22.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,161           26,482             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $29.65           $26.42             N/A              N/A
    End of period                             $32.94           $29.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,507           12,005             N/A              N/A

JNL/JPMorgan International Equity
Division(676)

  Accumulation unit value:
    Beginning of period                       $11.94           $10.69             N/A              N/A
    End of period                             $12.87           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,839            5,090             N/A              N/A

JNL/Alger Growth Division(535)

  Accumulation unit value:
    Beginning of period                       $15.54           $15.29             N/A              N/A
    End of period                             $16.99           $15.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,485            3,829             N/A              N/A

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                       $15.48           $13.97             N/A              N/A
    End of period                             $15.59           $15.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,601            3,476             N/A              N/A

JNL/Eagle SmallCap Equity Division(616)

  Accumulation unit value:
    Beginning of period                       $17.63           $15.42             N/A              N/A
    End of period                             $17.60           $17.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,870            6,396             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.77             N/A              N/A
    End of period                             $12.00           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        366,748          91,703             N/A              N/A

JNL/S&P Managed Growth Division(438)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.93           $10.33             N/A
    End of period                             $12.41           $11.86           $10.93             N/A
  Accumulation units outstanding
  at the end of period                        230,006          75,124            8,470             N/A

JNL/S&P Managed Aggressive Growth
Division(541)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.54             N/A              N/A
    End of period                             $12.30           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        243,566          206,374            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(586)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26             N/A              N/A
    End of period                               N/A            $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A             $9.68             N/A              N/A
    End of period                               N/A             $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83             N/A              N/A
    End of period                               N/A             $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.62             N/A              N/A
    End of period                             $10.29           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        247,370          79,246             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.40             N/A              N/A
    End of period                             $13.51           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,556          144,962            N/A              N/A

JNL/Alliance Capital Growth Division(616)

  Accumulation unit value:
    Beginning of period                        $9.11            $8.56             N/A              N/A
    End of period                              $8.25            $9.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,825             N/A              N/A

JNL/JPMorgan International Value
Division(535)

  Accumulation unit value:
    Beginning of period                        $9.60            $8.15             N/A              N/A
    End of period                             $11.09            $9.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,756          52,480             N/A              N/A

JNL/PIMCO Total Return Bond Division(601)

  Accumulation unit value:
    Beginning of period                       $12.81           $12.38             N/A              N/A
    End of period                             $12.77           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,764           17,077             N/A              N/A

JNL/MCM Small Cap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.12             N/A              N/A
    End of period                             $12.89           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,486           77,345             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(594)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.67             N/A              N/A
    End of period                             $14.46           $13.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,790           68,050             N/A              N/A

JNL/Lazard Small Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                       $13.43           $12.11             N/A              N/A
    End of period                             $13.68           $13.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        105,170          11,015             N/A              N/A

JNL/Lazard Mid Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                       $15.82           $14.01             N/A              N/A
    End of period                             $16.76           $15.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        62,968           12,058             N/A              N/A

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.41             N/A              N/A
    End of period                             $10.62           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,117           14,200             N/A              N/A

JNL/S&P Core Index 100 Division(619)

  Accumulation unit value:
    Beginning of period                         N/A             $9.96             N/A              N/A
    End of period                               N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.00           $11.70             N/A              N/A
    End of period                             $11.89           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,734           67,759             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.78             N/A              N/A
    End of period                               N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(643)

  Accumulation unit value:
    Beginning of period                         N/A             $9.66             N/A              N/A
    End of period                               N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(517)

  Accumulation unit value:
    Beginning of period                        $8.99            $9.04             N/A              N/A
    End of period                              $8.25            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        237,610          109,565            N/A              N/A

JNL/Putnam Midcap Growth Division(601)

  Accumulation unit value:
    Beginning of period                        $7.14            $6.41             N/A              N/A
    End of period                              $7.80            $7.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,574            6,957             N/A              N/A

JNL/T. Rowe Price Value Division(601)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.35             N/A              N/A
    End of period                             $12.88           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        71,436           20,548             N/A              N/A

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                        $9.61            $8.92             N/A              N/A
    End of period                             $10.30            $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,276            7,870             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(601)

  Accumulation unit value:
    Beginning of period                       $10.82            $9.43             N/A              N/A
    End of period                             $11.99           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,119            9,717             N/A              N/A

JNL/Oppenheimer Growth Division(603)

  Accumulation unit value:
    Beginning of period                        $7.83            $7.70             N/A              N/A
    End of period                              $8.33            $7.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,969           12,385             N/A              N/A

JNL/Select Value Division(535)

  Accumulation unit value:
    Beginning of period                       $15.98           $14.50             N/A              N/A
    End of period                             $16.84           $15.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,958            5,154             N/A              N/A

JNL/MCM Global 15 Division(517)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.82             N/A              N/A
    End of period                             $11.83           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        164,665          75,220             N/A              N/A

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                       $11.21            $9.58             N/A              N/A
    End of period                             $10.59           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        172,295          205,281            N/A              N/A

JNL/MCM Consumer Brands Sector
Division(606)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.44             N/A              N/A
    End of period                              $9.68           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,993            3,412             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(517)

  Accumulation unit value:
    Beginning of period                       $17.24           $15.53             N/A              N/A
    End of period                             $18.29           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        111,072          37,121             N/A              N/A

JNL/MCM Technology Sector Division(715)

  Accumulation unit value:
    Beginning of period                        $5.36            $5.21             N/A              N/A
    End of period                              $5.34            $5.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,444            1,506             N/A              N/A

JNL/MCM Healthcare Sector Division(609)

  Accumulation unit value:
    Beginning of period                       $10.08           $10.11             N/A              N/A
    End of period                             $10.57           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,252           15,281             N/A              N/A

JNL/MCM Financial Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.37             N/A              N/A
    End of period                             $11.72           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,642            2,126             N/A              N/A

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $16.28           $13.37             N/A              N/A
    End of period                             $21.69           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        291,654          11,529             N/A              N/A

JNL/MCM Communications Sector
Division(606)

  Accumulation unit value:
    Beginning of period                        $4.26            $3.78             N/A              N/A
    End of period                              $4.19            $4.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,603           18,282             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(517)

  Accumulation unit value:
    Beginning of period                        $9.32            $8.38             N/A              N/A
    End of period                             $12.46            $9.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        196,453          59,302             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.72             N/A              N/A
    End of period                             $12.10           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,227            9,364             N/A              N/A

JNL/AIM Large Cap Growth Division(601)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.31             N/A              N/A
    End of period                             $11.22           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,933            4,290             N/A              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,565             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,643             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(858)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,328             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.45             N/A              N/A
    End of period                             $10.41           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,203            299              N/A              N/A

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.78             N/A              N/A
    End of period                             $15.40           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        246,365          13,395             N/A              N/A

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.72             N/A              N/A
    End of period                             $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        943,673          33,007             N/A              N/A

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.87             N/A              N/A
    End of period                             $11.81           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,624            2,282             N/A              N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.02             N/A              N/A
    End of period                             $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        331,257           7,307             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(695)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.03             N/A              N/A
    End of period                             $10.39           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        264,481          40,887             N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.70             N/A              N/A              N/A
    End of period                             $20.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          894              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.82             N/A              N/A              N/A
    End of period                             $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,021             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.55             N/A              N/A              N/A
    End of period                             $16.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          966              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.48             N/A              N/A              N/A
    End of period                             $23.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          784              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.45             N/A              N/A              N/A
    End of period                             $32.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          320              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $17.61             N/A              N/A              N/A
    End of period                             $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          564              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.07             N/A              N/A
    End of period                             $12.40           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,189           14,189             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(669)

  Accumulation unit value:
    Beginning of period                       $10.12            $9.31             N/A              N/A
    End of period                             $10.29           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          277              99               N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.21             N/A              N/A              N/A
    End of period                             $13.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(669)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.10             N/A              N/A
    End of period                             $12.88           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          222              79               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.82             N/A              N/A              N/A
    End of period                             $14.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.61             N/A              N/A              N/A
    End of period                             $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          718              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.94             N/A              N/A              N/A
    End of period                             $16.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          604              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,153             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          668              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(661)

  Accumulation unit value:
    Beginning of period                        $8.98            $8.64             N/A              N/A
    End of period                              $8.25            $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,102            8,498             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.58             N/A              N/A              N/A
    End of period                              $7.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.64             N/A              N/A              N/A
    End of period                             $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,409             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.09             N/A              N/A              N/A
    End of period                              $8.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(661)

  Accumulation unit value:
    Beginning of period                       $11.02            $9.63             N/A              N/A
    End of period                             $11.82           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,108            7,593             N/A              N/A

JNL/MCM 25 Division(661)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.21             N/A              N/A
    End of period                             $10.59           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,832            7,166             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(661)

  Accumulation unit value:
    Beginning of period                       $17.23           $14.59             N/A              N/A
    End of period                             $18.27           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,773            5,006             N/A              N/A

JNL/MCM Technology Sector Division(669)

  Accumulation unit value:
    Beginning of period                        $5.35            $4.67             N/A              N/A
    End of period                              $5.34            $5.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          531              187              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.87             N/A              N/A              N/A
    End of period                             $21.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          278              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(661)

  Accumulation unit value:
    Beginning of period                        $9.32            $8.21             N/A              N/A
    End of period                             $12.45            $9.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,492            8,906             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.97             N/A              N/A              N/A
    End of period                             $12.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(669)

  Accumulation unit value:
    Beginning of period                       $10.74            $9.86             N/A              N/A
    End of period                             $11.22           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          255              93               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.68%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(638)

  Accumulation unit value:
    Beginning of period                        $8.98            $8.25             N/A              N/A
    End of period                              $8.24            $8.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,607            3,608             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(638)

  Accumulation unit value:
    Beginning of period                       $11.01            $8.90             N/A              N/A
    End of period                             $11.82           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,322            3,323             N/A              N/A

JNL/MCM 25 Division(638)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.73             N/A              N/A
    End of period                             $10.58           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,061            3,062             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(638)

  Accumulation unit value:
    Beginning of period                       $17.22           $13.34             N/A              N/A
    End of period                             $18.26           $17.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,217            2,218             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(638)

  Accumulation unit value:
    Beginning of period                        $9.31            $7.58             N/A              N/A
    End of period                             $12.45            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,911            3,913             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.13             N/A              N/A              N/A
    End of period                             $23.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          264              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(552)

  Accumulation unit value:
    Beginning of period                       $20.33           $19.35             N/A              N/A
    End of period                             $20.84           $20.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              773              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(570)

  Accumulation unit value:
    Beginning of period                       $17.50           $16.40             N/A              N/A
    End of period                             $17.87           $17.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(552)

  Accumulation unit value:
    Beginning of period                         N/A            $13.91             N/A              N/A
    End of period                               N/A            $14.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $13.75           $13.62             N/A              N/A
    End of period                             $13.70           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,227             244              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.85             N/A              N/A
    End of period                             $16.43           $16.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,743             558              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $22.76           $21.94             N/A              N/A
    End of period                             $23.51           $22.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          353              353              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(396)

  Accumulation unit value:
    Beginning of period                       $29.55           $25.72           $23.41             N/A
    End of period                             $32.82           $29.55           $25.72             N/A
  Accumulation units outstanding
  at the end of period                          216              217              217              N/A

JNL/JPMorgan International Equity
Division(706)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.27             N/A              N/A
    End of period                             $12.82           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          53               65               N/A              N/A

JNL/Alger Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $15.49           $15.76             N/A              N/A
    End of period                             $16.93           $15.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          720              351              N/A              N/A

JNL/Eagle Core Equity Division(552)

  Accumulation unit value:
    Beginning of period                       $15.44           $15.25             N/A              N/A
    End of period                             $15.54           $15.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          725              725              N/A              N/A

JNL/Eagle SmallCap Equity Division(396)

  Accumulation unit value:
    Beginning of period                       $17.58           $15.20           $14.09             N/A
    End of period                             $17.54           $17.58           $15.20             N/A
  Accumulation units outstanding
  at the end of period                          358              360              361              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,706             N/A              N/A              N/A

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.90             N/A              N/A
    End of period                             $12.38           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,088            2,469             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.71             N/A              N/A
    End of period                             $12.27           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,863           10,928             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(396)

  Accumulation unit value:
    Beginning of period                         N/A             $9.55            $8.61             N/A
    End of period                               N/A             $9.64            $9.55             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               591              N/A

JNL/S&P Equity Aggressive Growth
Division I(593)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86             N/A              N/A
    End of period                               N/A             $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(687)

  Accumulation unit value:
    Beginning of period                       $10.12            $9.24             N/A              N/A
    End of period                             $10.28           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,783             294              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(593)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.20             N/A              N/A
    End of period                             $13.50           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          834              450              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(552)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.63             N/A              N/A
    End of period                             $12.73           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,303            1,050             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A
    End of period                             $12.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          394              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(593)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.37             N/A              N/A
    End of period                             $14.44           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          810              438              N/A              N/A

JNL/Lazard Small Cap Value Division(706)

  Accumulation unit value:
    Beginning of period                       $13.39           $12.82             N/A              N/A
    End of period                             $13.64           $13.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               57               N/A              N/A

JNL/Lazard Mid Cap Value Division(552)

  Accumulation unit value:
    Beginning of period                       $15.78           $14.12             N/A              N/A
    End of period                             $16.72           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          644              284              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $10.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          458              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.67             N/A              N/A
    End of period                             $11.85           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,134             773              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(542)

  Accumulation unit value:
    Beginning of period                        $8.97            $8.54             N/A              N/A
    End of period                              $8.24            $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,839            8,564             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(552)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.42             N/A              N/A
    End of period                             $12.86           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          776              290              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(396)

  Accumulation unit value:
    Beginning of period                       $10.81            $9.42            $7.96             N/A
    End of period                             $11.97           $10.81            $9.42             N/A
  Accumulation units outstanding
  at the end of period                         1,500             969              640              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(552)

  Accumulation unit value:
    Beginning of period                       $15.97           $14.88             N/A              N/A
    End of period                             $16.82           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          743              743              N/A              N/A

JNL/MCM Global 15 Division(542)

  Accumulation unit value:
    Beginning of period                       $11.00            $9.26             N/A              N/A
    End of period                             $11.80           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,965            8,083             N/A              N/A

JNL/MCM 25 Division(542)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.38             N/A              N/A
    End of period                             $10.57           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,784            7,163             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(593)

  Accumulation unit value:
    Beginning of period                       $10.17            $9.40             N/A              N/A
    End of period                              $9.66           $10.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          545              545              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(542)

  Accumulation unit value:
    Beginning of period                       $17.21           $14.73             N/A              N/A
    End of period                             $18.24           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,734            4,644             N/A              N/A

JNL/MCM Technology Sector Division(593)

  Accumulation unit value:
    Beginning of period                        $5.35            $5.13             N/A              N/A
    End of period                              $5.33            $5.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028            1,028             N/A              N/A

JNL/MCM Healthcare Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $10.06           $10.27             N/A              N/A
    End of period                             $10.54           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          575              590              N/A              N/A

JNL/MCM Financial Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.32             N/A              N/A
    End of period                             $11.70           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          480              480              N/A              N/A

JNL/MCM Oil & Gas Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $16.25           $13.29             N/A              N/A
    End of period                             $21.63           $16.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          343              343              N/A              N/A

JNL/MCM Communications Sector
Division(593)

  Accumulation unit value:
    Beginning of period                        $4.25            $3.76             N/A              N/A
    End of period                              $4.18            $4.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,290            1,290             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(542)

  Accumulation unit value:
    Beginning of period                        $9.31            $7.96             N/A              N/A
    End of period                             $12.43            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,225            7,964             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.55             N/A              N/A
    End of period                             $11.21           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              524              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(936)

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          572              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(731)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.87             N/A              N/A
    End of period                             $10.41           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,251             927              N/A              N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                       $11.40           $11.39             N/A              N/A
    End of period                             $15.40           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          420              884              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,818             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,966             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,017             N/A              N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                        $7.74            $7.44             N/A              N/A
    End of period                              $7.85            $7.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,468            3,348             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.43             N/A              N/A              N/A
    End of period                             $19.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          675              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.64             N/A              N/A              N/A
    End of period                             $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          943              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          535              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(553)

  Accumulation unit value:
    Beginning of period                         N/A            $13.93             N/A              N/A
    End of period                               N/A            $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                       $13.75           $13.62             N/A              N/A
    End of period                             $13.70           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,381              -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(724)

  Accumulation unit value:
    Beginning of period                       $16.43           $16.39             N/A              N/A
    End of period                             $16.42           $16.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,078             156              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                       $22.75           $21.82             N/A              N/A
    End of period                             $23.50           $22.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          859               -               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(553)

  Accumulation unit value:
    Beginning of period                       $29.53           $26.99             N/A              N/A
    End of period                             $32.80           $29.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          206               -               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $14.98             N/A              N/A              N/A
    End of period                             $16.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,586             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.32             N/A              N/A              N/A
    End of period                             $15.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          303              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.61             N/A              N/A              N/A
    End of period                             $17.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          275              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.09             N/A              N/A
    End of period                             $11.96           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        111,308          19,786             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.34             N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,539             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(695)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.74             N/A              N/A
    End of period                             $12.26           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,018            2,834             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                       $10.12            $9.64             N/A              N/A
    End of period                             $10.28           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,404              -               N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.82             N/A              N/A
    End of period                             $13.49           $12.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,915              -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.41             N/A              N/A              N/A
    End of period                             $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,936             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(553)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.64             N/A              N/A
    End of period                             $12.73           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,251            2,936             N/A              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.13             N/A              N/A
    End of period                             $12.87           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,964              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.39             N/A              N/A
    End of period                             $14.43           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,556              -               N/A              N/A

JNL/Lazard Small Cap Value Division(553)

  Accumulation unit value:
    Beginning of period                       $13.39           $12.55             N/A              N/A
    End of period                             $13.64           $13.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,975              -               N/A              N/A

JNL/Lazard Mid Cap Value Division(553)

  Accumulation unit value:
    Beginning of period                       $15.78           $14.10             N/A              N/A
    End of period                             $16.71           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,389              -               N/A              N/A

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.69             N/A              N/A
    End of period                             $10.60           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,956              -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.64             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,612             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(553)

  Accumulation unit value:
    Beginning of period                        $8.97            $8.85             N/A              N/A
    End of period                              $8.23            $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,765            2,328             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(553)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.36             N/A              N/A
    End of period                             $12.85           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,151              -               N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.62             N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,769             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(553)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.00             N/A              N/A
    End of period                             $11.97           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,422              -               N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.61             N/A              N/A              N/A
    End of period                             $16.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          173              N/A              N/A              N/A

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.54             N/A              N/A
    End of period                             $11.80           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,731            1,897             N/A              N/A

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                       $11.18           $10.72             N/A              N/A
    End of period                             $10.56           $11.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,529            1,865             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(705)

  Accumulation unit value:
    Beginning of period                       $17.20           $16.18             N/A              N/A
    End of period                             $18.23           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,662            1,236             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,814             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,637             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.94             N/A              N/A              N/A
    End of period                             $21.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,662             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(705)

  Accumulation unit value:
    Beginning of period                        $9.30            $8.99             N/A              N/A
    End of period                             $12.43            $9.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,131            2,226             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.94             N/A              N/A
    End of period                             $12.08           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          159              N/A              N/A              N/A

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,195             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(881)

  Accumulation unit value:
    Beginning of period                       $11.16             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          902              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(867)

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          916              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.49             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,428             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $15.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,221             N/A              N/A              N/A

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.88             N/A              N/A
    End of period                             $11.71           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        161,485           3,801             N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.52             N/A              N/A
    End of period                             $11.80           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,620           14,746             N/A              N/A

JNL/S&P Managed Moderate Division(710)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.25             N/A              N/A
    End of period                             $10.70           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,203            4,739             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(690)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.93             N/A              N/A
    End of period                             $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,148           11,091             N/A              N/A








Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                        $7.73            $7.00             N/A              N/A
    End of period                              $7.85            $7.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,639           24,331             N/A              N/A

JNL/FMR Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.33             N/A              N/A
    End of period                             $19.13           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,181             954              N/A              N/A

JNL/Select Large Cap Growth Division(631)

  Accumulation unit value:
    Beginning of period                       $23.02           $20.77             N/A              N/A
    End of period                             $23.46           $23.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          324              325              N/A              N/A

JNL/Select Global Growth Division(617)

  Accumulation unit value:
    Beginning of period                       $20.46           $18.54             N/A              N/A
    End of period                             $20.29           $20.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,790            2,199             N/A              N/A

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                       $20.30           $19.00             N/A              N/A
    End of period                             $20.80           $20.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,912           14,073             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(665)

  Accumulation unit value:
    Beginning of period                       $17.80           $16.12             N/A              N/A
    End of period                             $18.84           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,569            2,321             N/A              N/A

JNL/Putnam Value Equity Division(659)

  Accumulation unit value:
    Beginning of period                       $17.47           $16.36             N/A              N/A
    End of period                             $17.84           $17.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,267             505              N/A              N/A

JNL/Select Money Market Division(674)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.82             N/A              N/A
    End of period                             $10.78           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,994              -               N/A              N/A

JNL/PPM America High Yield Bond
Division(608)

  Accumulation unit value:
    Beginning of period                         N/A            $13.69             N/A              N/A
    End of period                               N/A            $14.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                       $13.73           $13.32             N/A              N/A
    End of period                             $13.68           $13.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,009            8,274             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(432)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.78           $15.48             N/A
    End of period                             $16.40           $16.42           $15.78             N/A
  Accumulation units outstanding
  at the end of period                         6,795            1,569             87               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $22.73           $20.67             N/A              N/A
    End of period                             $23.47           $22.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,842           14,290             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                       $29.51           $25.62             N/A              N/A
    End of period                             $32.77           $29.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,333            4,557             N/A              N/A

JNL/JPMorgan International Equity
Division(589)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.39             N/A              N/A
    End of period                             $12.80           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,159            1,500             N/A              N/A

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                       $15.47           $14.47             N/A              N/A
    End of period                             $16.91           $15.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,173            1,200             N/A              N/A

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                       $15.42           $14.13             N/A              N/A
    End of period                             $15.51           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,426            3,918             N/A              N/A

JNL/Eagle SmallCap Equity Division(606)

  Accumulation unit value:
    Beginning of period                       $17.56           $15.80             N/A              N/A
    End of period                             $17.52           $17.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,178            6,323             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(568)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.76             N/A              N/A
    End of period                             $11.95           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        244,954          132,009            N/A              N/A

JNL/S&P Managed Growth Division(480)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.90           $10.77             N/A
    End of period                             $12.36           $11.82           $10.90             N/A
  Accumulation units outstanding
  at the end of period                        103,581          37,521             97               N/A

JNL/S&P Managed Aggressive Growth
Division(552)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.98             N/A              N/A
    End of period                             $12.26           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,607           46,728             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(583)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97             N/A              N/A
    End of period                               N/A            $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(627)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25             N/A              N/A
    End of period                               N/A             $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(596)

  Accumulation unit value:
    Beginning of period                         N/A             $9.89             N/A              N/A
    End of period                               N/A             $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(432)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.44            $8.94             N/A
    End of period                             $10.27           $10.11            $9.44             N/A
  Accumulation units outstanding
  at the end of period                        168,135          73,533             151              N/A

JNL/MCM S&P 400 MidCap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $12.37           $10.98           $10.44             N/A
    End of period                             $13.49           $12.37           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        124,360          50,195             129              N/A

JNL/Alliance Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                        $9.08            $8.74             N/A              N/A
    End of period                              $8.22            $9.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,080             N/A              N/A

JNL/JPMorgan International Value
Division(583)

  Accumulation unit value:
    Beginning of period                        $9.57            $7.89             N/A              N/A
    End of period                             $11.04            $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,890           24,859             N/A              N/A

JNL/PIMCO Total Return Bond Division(583)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.34             N/A              N/A
    End of period                             $12.72           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,585           10,478             N/A              N/A

JNL/MCM Small Cap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.10           $10.65             N/A
    End of period                             $12.86           $12.68           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        120,300          38,348             127              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(432)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.25           $10.36             N/A
    End of period                             $14.43           $13.08           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        113,587          34,891             130              N/A

JNL/Lazard Small Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.05             N/A              N/A
    End of period                             $13.63           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,462            5,901             N/A              N/A

JNL/Lazard Mid Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                       $15.77           $13.87             N/A              N/A
    End of period                             $16.70           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,796            6,744             N/A              N/A

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.36             N/A              N/A
    End of period                             $10.60           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        100,752          29,652             N/A              N/A

JNL/S&P Core Index 100 Division(595)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13             N/A              N/A
    End of period                               N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.66             N/A              N/A
    End of period                             $11.84           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,429            8,625             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(645)

  Accumulation unit value:
    Beginning of period                         N/A             $9.45             N/A              N/A
    End of period                               N/A             $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(583)

  Accumulation unit value:
    Beginning of period                         N/A             $9.65             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(432)

  Accumulation unit value:
    Beginning of period                        $8.96            $8.95            $8.05             N/A
    End of period                              $8.23            $8.96            $8.95             N/A
  Accumulation units outstanding
  at the end of period                        222,527          96,579            3,822             N/A

JNL/Putnam Midcap Growth Division(598)

  Accumulation unit value:
    Beginning of period                        $7.13            $6.36             N/A              N/A
    End of period                              $7.78            $7.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,750            5,002             N/A              N/A

JNL/T. Rowe Price Value Division(584)

  Accumulation unit value:
    Beginning of period                       $12.43           $10.93             N/A              N/A
    End of period                             $12.85           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,958           17,480             N/A              N/A

JNL/FMR Balanced Division(583)

  Accumulation unit value:
    Beginning of period                        $9.59            $8.68             N/A              N/A
    End of period                             $10.28            $9.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,362            5,475             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(605)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.50             N/A              N/A
    End of period                             $11.96           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,507            4,167             N/A              N/A

JNL/Oppenheimer Growth Division(639)

  Accumulation unit value:
    Beginning of period                        $7.82            $6.84             N/A              N/A
    End of period                              $8.31            $7.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,371            5,345             N/A              N/A

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                       $15.97           $14.39             N/A              N/A
    End of period                             $16.81           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,393            2,208             N/A              N/A

JNL/MCM Global 15 Division(432)

  Accumulation unit value:
    Beginning of period                       $11.00            $8.82            $8.73             N/A
    End of period                             $11.79           $11.00            $8.82             N/A
  Accumulation units outstanding
  at the end of period                        171,207          68,655            3,769             N/A

JNL/MCM 25 Division(432)

  Accumulation unit value:
    Beginning of period                       $11.18            $9.42            $8.41             N/A
    End of period                             $10.56           $11.18            $9.42             N/A
  Accumulation units outstanding
  at the end of period                        158,843          65,387            3,617             N/A

JNL/MCM Consumer Brands Sector
Division(620)

  Accumulation unit value:
    Beginning of period                       $10.16            $8.96             N/A              N/A
    End of period                              $9.65           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,000            1,044             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(432)

  Accumulation unit value:
    Beginning of period                       $17.19           $15.69           $15.01             N/A
    End of period                             $18.23           $17.19           $15.69             N/A
  Accumulation units outstanding
  at the end of period                        88,731           38,642            2,034             N/A

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                        $5.34            $5.16             N/A              N/A
    End of period                              $5.33            $5.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,611           26,015             N/A              N/A

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $10.06            $9.98             N/A              N/A
    End of period                             $10.53           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,993            7,845             N/A              N/A

JNL/MCM Financial Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $11.31           $10.02             N/A              N/A
    End of period                             $11.69           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,514            9,381             N/A              N/A

JNL/MCM Oil & Gas Sector Division(614)

  Accumulation unit value:
    Beginning of period                       $16.23           $14.30             N/A              N/A
    End of period                             $21.61           $16.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,634            6,278             N/A              N/A

JNL/MCM Communications Sector
Division(614)

  Accumulation unit value:
    Beginning of period                        $4.25            $3.75             N/A              N/A
    End of period                              $4.18            $4.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,840            2,643             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(432)

  Accumulation unit value:
    Beginning of period                        $9.30            $8.12            $7.46             N/A
    End of period                             $12.42            $9.30            $8.12             N/A
  Accumulation units outstanding
  at the end of period                        166,565          76,438            4,127             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.27             N/A              N/A
    End of period                             $12.08           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,541             960              N/A              N/A

JNL/AIM Large Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.91             N/A              N/A
    End of period                             $11.20           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,729           12,502             N/A              N/A

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,729             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,329             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(838)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,505             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.75             N/A              N/A
    End of period                             $10.40           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,067            1,303             N/A              N/A

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.85             N/A              N/A
    End of period                             $15.39           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        88,393            1,291             N/A              N/A

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.77             N/A              N/A
    End of period                             $11.71           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        488,733          25,848             N/A              N/A

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.80             N/A              N/A
    End of period                             $11.80           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,794            9,997             N/A              N/A

JNL/S&P Managed Moderate Division(709)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.23             N/A              N/A
    End of period                             $10.70           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,399            6,874             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.03             N/A              N/A
    End of period                             $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,546            9,130             N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(609)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.02             N/A              N/A
    End of period                             $12.35           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,722            5,722             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.745%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(423)

  Accumulation unit value:
    Beginning of period                        $7.72            $7.13            $6.49             N/A
    End of period                              $7.83            $7.72            $7.13             N/A
  Accumulation units outstanding
  at the end of period                         6,030            6,453            2,163             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(315)

  Accumulation unit value:
    Beginning of period                       $22.94           $21.11           $16.93             N/A
    End of period                             $23.36           $22.94           $21.11             N/A
  Accumulation units outstanding
  at the end of period                          221              226              236              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(526)

  Accumulation unit value:
    Beginning of period                       $20.23           $19.33             N/A              N/A
    End of period                             $20.73           $20.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,726            2,470             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.08             N/A              N/A              N/A
    End of period                             $18.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,535             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(472)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.96           $10.98             N/A
    End of period                             $10.74           $10.75           $10.96             N/A
  Accumulation units outstanding
  at the end of period                         1,388            1,383            1,208             N/A

JNL/PPM America High Yield Bond
Division(526)

  Accumulation unit value:
    Beginning of period                         N/A            $13.88             N/A              N/A
    End of period                               N/A            $14.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(526)

  Accumulation unit value:
    Beginning of period                       $16.36           $15.85             N/A              N/A
    End of period                             $16.34           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               741              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(458)

  Accumulation unit value:
    Beginning of period                       $22.65           $21.19           $19.73             N/A
    End of period                             $23.38           $22.65           $21.19             N/A
  Accumulation units outstanding
  at the end of period                         1,351             542             1,590             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(315)

  Accumulation unit value:
    Beginning of period                       $29.41           $25.61           $19.64             N/A
    End of period                             $32.65           $29.41           $25.61             N/A
  Accumulation units outstanding
  at the end of period                          406             1,415            2,622             N/A

JNL/JPMorgan International Equity
Division(315)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.46            $8.16             N/A
    End of period                             $12.75           $11.84           $10.46             N/A
  Accumulation units outstanding
  at the end of period                          868              446              487              N/A

JNL/Alger Growth Division(526)

  Accumulation unit value:
    Beginning of period                       $15.42           $15.64             N/A              N/A
    End of period                             $16.85           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               84               N/A              N/A

JNL/Eagle Core Equity Division(423)

  Accumulation unit value:
    Beginning of period                       $15.37           $14.86           $13.74             N/A
    End of period                             $15.46           $15.37           $14.86             N/A
  Accumulation units outstanding
  at the end of period                         1,896            2,696             729              N/A

JNL/Eagle SmallCap Equity Division(423)

  Accumulation unit value:
    Beginning of period                       $17.51           $15.15           $14.24             N/A
    End of period                             $17.46           $17.51           $15.15             N/A
  Accumulation units outstanding
  at the end of period                         1,815            1,664             689              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.80           $10.38             N/A
    End of period                             $11.92           $11.51           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        23,354           21,428            1,297             N/A

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.88           $10.40             N/A
    End of period                             $12.33           $11.79           $10.88             N/A
  Accumulation units outstanding
  at the end of period                         8,624            8,629            1,294             N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.68             N/A              N/A
    End of period                             $12.22           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,187           10,203             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(287)

  Accumulation unit value:
    Beginning of period                         N/A             $9.52            $7.12             N/A
    End of period                               N/A             $9.61            $9.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,749             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(362)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.43            $8.42             N/A
    End of period                             $10.26           $10.10            $9.43             N/A
  Accumulation units outstanding
  at the end of period                          890             2,795            1,026             N/A

JNL/MCM S&P 400 MidCap Index Division(362)

  Accumulation unit value:
    Beginning of period                       $12.36           $10.97            $9.40             N/A
    End of period                             $13.47           $12.36           $10.97             N/A
  Accumulation units outstanding
  at the end of period                          794             2,338             937              N/A

JNL/Alliance Capital Growth Division(310)

  Accumulation unit value:
    Beginning of period                        $9.06            $8.76            $7.44             N/A
    End of period                              $8.20            $9.06            $8.76             N/A
  Accumulation units outstanding
  at the end of period                           -              2,559            1,767             N/A

JNL/JPMorgan International Value
Division(310)

  Accumulation unit value:
    Beginning of period                        $9.55            $8.01            $5.67             N/A
    End of period                             $11.01            $9.55            $8.01             N/A
  Accumulation units outstanding
  at the end of period                         3,630            6,316             108              N/A

JNL/PIMCO Total Return Bond Division(310)

  Accumulation unit value:
    Beginning of period                       $12.74           $12.54           $12.46             N/A
    End of period                             $12.68           $12.74           $12.54             N/A
  Accumulation units outstanding
  at the end of period                         3,404            3,332            1,910             N/A

JNL/MCM Small Cap Index Division(362)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.09            $9.21             N/A
    End of period                             $12.85           $12.67           $11.09             N/A
  Accumulation units outstanding
  at the end of period                          813             2,336            3,961             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(487)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.33             N/A              N/A
    End of period                             $14.41           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          932             2,205             N/A              N/A

JNL/Lazard Small Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                       $13.35           $11.89            $8.59             N/A
    End of period                             $13.59           $13.35           $11.89             N/A
  Accumulation units outstanding
  at the end of period                          790             6,503            1,538             N/A

JNL/Lazard Mid Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                       $15.73           $12.96           $10.06             N/A
    End of period                             $16.65           $15.73           $12.96             N/A
  Accumulation units outstanding
  at the end of period                          878             2,551            2,568             N/A

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.55             N/A              N/A
    End of period                             $10.58           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               225              N/A              N/A

JNL/S&P Core Index 100 Division(423)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $9.39             N/A
    End of period                               N/A            $10.11           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,985             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.64             N/A              N/A
    End of period                             $11.81           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434            2,121             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73            $7.25             N/A
    End of period                               N/A             $9.82            $9.73             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,621             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(287)

  Accumulation unit value:
    Beginning of period                        $8.94            $8.94            $6.31             N/A
    End of period                              $8.21            $8.94            $8.94             N/A
  Accumulation units outstanding
  at the end of period                        27,522           14,307            1,366             N/A

JNL/Putnam Midcap Growth Division(310)

  Accumulation unit value:
    Beginning of period                        $7.12            $6.17            $4.71             N/A
    End of period                              $7.76            $7.12            $6.17             N/A
  Accumulation units outstanding
  at the end of period                         3,756            4,081            3,358             N/A

JNL/T. Rowe Price Value Division(526)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.57             N/A              N/A
    End of period                             $12.82           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,628            7,129             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(310)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.40            $6.56             N/A
    End of period                             $11.94           $10.79            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         1,742            1,472             682              N/A

JNL/Oppenheimer Growth Division(315)

  Accumulation unit value:
    Beginning of period                        $7.81            $7.70            $6.93             N/A
    End of period                              $8.30            $7.81            $7.70             N/A
  Accumulation units outstanding
  at the end of period                          619              659              614              N/A

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                       $15.95           $14.29           $12.28             N/A
    End of period                             $16.79           $15.95           $14.29             N/A
  Accumulation units outstanding
  at the end of period                          437              507              701              N/A

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                       $10.97            $8.80            $5.87             N/A
    End of period                             $11.77           $10.97            $8.80             N/A
  Accumulation units outstanding
  at the end of period                        35,071           10,528            1,475             N/A

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                       $11.16            $9.41            6.48.             N/A
    End of period                             $10.54           $11.16            $9.41             N/A
  Accumulation units outstanding
  at the end of period                        20,786           10,433            2,471             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(287)

  Accumulation unit value:
    Beginning of period                       $17.16           $15.66           $10.32             N/A
    End of period                             $18.19           $17.16           $15.66             N/A
  Accumulation units outstanding
  at the end of period                        14,233            6,347            2,923             N/A

JNL/MCM Technology Sector Division(718)

  Accumulation unit value:
    Beginning of period                        $5.33            $5.37             N/A              N/A
    End of period                              $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,285            1,322             N/A              N/A

JNL/MCM Healthcare Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $10.04           $10.19             N/A              N/A
    End of period                             $10.51           $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,394            1,674             N/A              N/A

JNL/MCM Financial Sector Division(597)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.36             N/A              N/A
    End of period                             $11.66           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,582            1,582             N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $16.20           $14.11             N/A              N/A
    End of period                             $21.57           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,236            7,011             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(287)

  Accumulation unit value:
    Beginning of period                        $9.28            $8.11            $6.46             N/A
    End of period                             $12.39            $9.28            $8.11             N/A
  Accumulation units outstanding
  at the end of period                        19,293           13,882            1,363             N/A

JNL/AIM Premier Equity II Division(526)

  Accumulation unit value:
    Beginning of period                         N/A             $9.39             N/A              N/A
    End of period                               N/A             $8.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $11.43           $11.00            $7.93             N/A
    End of period                             $12.06           $11.43           $11.00             N/A
  Accumulation units outstanding
  at the end of period                          538              552              529              N/A

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                       $10.72           $10.02            $8.07             N/A
    End of period                             $11.18           $10.72           $10.02             N/A
  Accumulation units outstanding
  at the end of period                         1,990            2,422            2,528             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,812             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                       $10.90             N/A              N/A              N/A
    End of period                             $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,228             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(962)

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          275              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,108             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.34             N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,449             N/A              N/A              N/A

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.53             N/A              N/A
    End of period                             $11.71           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,295           10,020             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,689             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(354)

  Accumulation unit value:
    Beginning of period                       $18.43           $16.07           $13.94             N/A
    End of period                             $19.04           $18.43           $16.07             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Large Cap Growth Division(353)

  Accumulation unit value:
    Beginning of period                       $22.93           $21.11           $18.92             N/A
    End of period                             $23.35           $22.93           $21.11             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $20.38           $17.57             N/A              N/A
    End of period                             $20.21           $20.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               80               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                       $20.22           $18.74           $15.85           $17.18
    End of period                             $20.71           $20.22           $18.74           $15.85
  Accumulation units outstanding
  at the end of period                          167             1,443              -                -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(354)

  Accumulation unit value:
    Beginning of period                       $17.41           $16.30           $14.79             N/A
    End of period                             $17.77           $17.41           $16.30             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,478             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(354)

  Accumulation unit value:
    Beginning of period                         N/A            $13.80           $13.14             N/A
    End of period                               N/A            $14.12           $13.80             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.55           $13.76           $12.87
    End of period                             $13.63           $13.69           $13.55           $13.76
  Accumulation units outstanding
  at the end of period                          382              369               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers Strategic
Bond Division(354)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.72           $15.57             N/A
    End of period                             $16.33           $16.35           $15.72             N/A
  Accumulation units outstanding
  at the end of period                          715               -                -               N/A

JNL/T. Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                       $22.62           $21.19           $18.83             N/A
    End of period                             $23.35           $22.62           $21.19             N/A
  Accumulation units outstanding
  at the end of period                          605               -                -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(353)

  Accumulation unit value:
    Beginning of period                       $29.39           $25.60           $22.38             N/A
    End of period                             $32.63           $29.39           $25.60             N/A
  Accumulation units outstanding
  at the end of period                          396              741               -               N/A

JNL/JPMorgan International Equity
Division(634)

  Accumulation unit value:
    Beginning of period                       $11.84            $9.97             N/A              N/A
    End of period                             $12.75           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               474              N/A              N/A

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                       $15.41           $15.08           $13.47             N/A
    End of period                             $16.83           $15.41           $15.08             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.10             N/A              N/A              N/A
    End of period                             $15.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Eagle SmallCap Equity Division(472)

  Accumulation unit value:
    Beginning of period                       $17.50           $15.14           $14.38             N/A
    End of period                             $17.46           $17.50           $15.14             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/S&P Managed Moderate Growth
Division(383)

  Accumulation unit value:
    Beginning of period                       $11.51           $10.80            $9.85             N/A
    End of period                             $11.92           $11.51           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        27,846            3,581              -               N/A

JNL/S&P Managed Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.67             N/A              N/A
    End of period                             $12.32           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,637            7,281             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(472)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.57           $10.14             N/A
    End of period                             $12.21           $11.57           $10.57             N/A
  Accumulation units outstanding
  at the end of period                           -              3,050              -               N/A

JNL/S&P Very Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $9.72             N/A
    End of period                               N/A            $10.33           $10.19             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.55             N/A              N/A
    End of period                               N/A             $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Equity Aggressive Growth
Division I(624)

  Accumulation unit value:
    Beginning of period                         N/A             $9.54             N/A              N/A
    End of period                               N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.52             N/A              N/A
    End of period                             $10.26           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,149            4,313             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(558)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.30             N/A              N/A
    End of period                             $13.47           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               461              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(628)

  Accumulation unit value:
    Beginning of period                        $9.54            $7.93             N/A              N/A
    End of period                             $11.01            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,190             862              N/A              N/A

JNL/PIMCO Total Return Bond Division(108)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.54           $12.30           $11.83
    End of period                             $12.67           $12.73           $12.54           $12.30
  Accumulation units outstanding
  at the end of period                         1,548             793               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Small Cap Index Division(354)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.09            $8.85             N/A
    End of period                             $12.84           $12.66           $11.09             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/MCM International Index Division(558)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.48             N/A              N/A
    End of period                             $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,096             113              N/A              N/A

JNL/Lazard Small Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.89            $9.66             N/A
    End of period                             $13.59           $13.34           $11.89             N/A
  Accumulation units outstanding
  at the end of period                           -               713               -               N/A

JNL/Lazard Mid Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                       $15.72           $12.96           $11.15             N/A
    End of period                             $16.64           $15.72           $12.96             N/A
  Accumulation units outstanding
  at the end of period                         1,747            1,408              -               N/A

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.60           $10.83             N/A
    End of period                             $10.59           $10.68           $10.60             N/A
  Accumulation units outstanding
  at the end of period                          584               -                -               N/A

JNL/S&P Core Index 100 Division(585)

  Accumulation unit value:
    Beginning of period                         N/A             $9.81             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.63             N/A              N/A
    End of period                             $11.80           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          445              437              N/A              N/A

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                         N/A             $9.73            $9.27             N/A
    End of period                               N/A             $9.82            $9.73             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                         N/A             $9.65             N/A              N/A
    End of period                               N/A            $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(405)

  Accumulation unit value:
    Beginning of period                        $8.94            $8.94            $8.17             N/A
    End of period                              $8.21            $8.94            $8.94             N/A
  Accumulation units outstanding
  at the end of period                         5,220             304               -               N/A

JNL/Putnam Midcap Growth Division(624)

  Accumulation unit value:
    Beginning of period                        $7.11            $6.05             N/A              N/A
    End of period                              $7.76            $7.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/T. Rowe Price Value Division(354)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.07            $9.48             N/A
    End of period                             $12.82           $12.41           $11.07             N/A
  Accumulation units outstanding
  at the end of period                          906             1,514              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/FMR Balanced Division(354)

  Accumulation unit value:
    Beginning of period                        $9.57            $8.99            $8.56             N/A
    End of period                             $10.25            $9.57            $8.99             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Oppenheimer Global Growth
Division(354)

  Accumulation unit value:
    Beginning of period                       $10.78            $9.40            $7.58             N/A
    End of period                             $11.93           $10.78            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         4,121            1,868              -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                       $15.95           $14.37             N/A              N/A
    End of period                             $16.79           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,163             N/A              N/A

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                       $10.97            $8.88             N/A              N/A
    End of period                             $11.76           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,642            4,062             N/A              N/A

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.40            $8.25             N/A
    End of period                             $10.53           $11.15            $9.40             N/A
  Accumulation units outstanding
  at the end of period                         4,215            3,516              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division(353)

  Accumulation unit value:
    Beginning of period                       $17.15           $15.66           $12.72             N/A
    End of period                             $18.18           $17.15           $15.66             N/A
  Accumulation units outstanding
  at the end of period                         2,969            2,525              -               N/A

JNL/MCM Technology Sector Division(628)

  Accumulation unit value:
    Beginning of period                        $5.33            $4.74             N/A              N/A
    End of period                              $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,412             127              N/A              N/A

JNL/MCM Healthcare Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.61             N/A              N/A
    End of period                             $10.51           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              260              N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.04             N/A              N/A
    End of period                             $11.66           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,440              -               N/A              N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                       $16.20           $14.37             N/A              N/A
    End of period                             $21.56           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,808             398              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM  S&P(R) 10 Division(405)

  Accumulation unit value:
    Beginning of period                        $9.28            $8.10            $7.55             N/A
    End of period                             $12.39            $9.28            $8.10             N/A
  Accumulation units outstanding
  at the end of period                         9,043            5,068              -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.37             N/A              N/A              N/A
    End of period                             $12.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $10.72            $9.99             N/A              N/A
    End of period                             $11.18           $10.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               250              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,234             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.32             N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,696             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,639             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.59             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          752              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,714             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.755%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                        $9.92             N/A              N/A              N/A
    End of period                             $10.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,021             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(847)

  Accumulation unit value:
    Beginning of period                       $12.53             N/A              N/A              N/A
    End of period                             $13.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          788              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(847)

  Accumulation unit value:
    Beginning of period                       $12.06             N/A              N/A              N/A
    End of period                             $12.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          814              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(847)

  Accumulation unit value:
    Beginning of period                       $12.65             N/A              N/A              N/A
    End of period                             $14.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          759              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          989              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.26             N/A              N/A              N/A
    End of period                              $7.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,835             N/A              N/A              N/A

JNL/FMR Capital Growth Division(702)

  Accumulation unit value:
    Beginning of period                       $18.43           $17.20             N/A              N/A
    End of period                             $19.03           $18.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,750             121              N/A              N/A

JNL/Select Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $22.91           $22.22             N/A              N/A
    End of period                             $23.34           $22.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,078              7               N/A              N/A

JNL/Select Global Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $20.37           $19.88             N/A              N/A
    End of period                             $20.23           $20.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              10               N/A              N/A

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                       $20.20           $19.65             N/A              N/A
    End of period                             $20.69           $20.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,706             260              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(710)

  Accumulation unit value:
    Beginning of period                       $17.71           $16.91             N/A              N/A
    End of period                             $18.74           $17.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,073             343              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $17.07             N/A              N/A              N/A
    End of period                             $17.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,330             N/A              N/A              N/A

JNL/Select Money Market Division(702)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.75             N/A              N/A
    End of period                             $10.72           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,482            9,091             N/A              N/A

JNL/PPM America High Yield Bond
Division(450)

  Accumulation unit value:
    Beginning of period                         N/A            $13.78           $13.43             N/A
    End of period                               N/A            $14.11           $13.78             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,936             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.27             N/A              N/A
    End of period                             $13.61           $13.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,372             600              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(572)

  Accumulation unit value:
    Beginning of period                       $16.34           $15.45             N/A              N/A
    End of period                             $16.31           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,420             285              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                       $22.62           $21.16           $19.57             N/A
    End of period                             $23.35           $22.62           $21.16             N/A
  Accumulation units outstanding
  at the end of period                         7,204            1,590             850              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(678)

  Accumulation unit value:
    Beginning of period                       $29.36           $26.74             N/A              N/A
    End of period                             $32.59           $29.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,060            2,843             N/A              N/A

JNL/JPMorgan International Equity
Division(549)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.83             N/A              N/A
    End of period                             $12.73           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,695             270              N/A              N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $15.40           $14.87             N/A              N/A
    End of period                             $16.82           $15.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,632             30               N/A              N/A

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                       $15.35           $14.90             N/A              N/A
    End of period                             $15.44           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          175              391              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $17.48           $16.57             N/A              N/A
    End of period                             $17.44           $17.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,911             708              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(734)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.49             N/A              N/A
    End of period                             $11.91           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        126,934           1,131             N/A              N/A

JNL/S&P Managed Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.87           $10.41             N/A
    End of period                             $12.31           $11.78           $10.87             N/A
  Accumulation units outstanding
  at the end of period                        100,428          18,711            6,994             N/A

JNL/S&P Managed Aggressive Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.81             N/A              N/A
    End of period                             $12.21           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,089           10,669             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                         N/A             $9.63             N/A              N/A
    End of period                               N/A             $9.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.77             N/A              N/A
    End of period                             $10.25           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,508           19,199             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.10             N/A              N/A
    End of period                             $13.46           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,221            8,817             N/A              N/A

JNL/Alliance Capital Growth Division(719)

  Accumulation unit value:
    Beginning of period                        $9.05            $8.97             N/A              N/A
    End of period                              $8.19            $9.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               345              N/A              N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                        $9.54            $8.59             N/A              N/A
    End of period                             $11.00            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,490             646              N/A              N/A

JNL/PIMCO Total Return Bond Division(678)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.62             N/A              N/A
    End of period                             $12.67           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,682            3,049             N/A              N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $12.66           $10.84             N/A              N/A
    End of period                             $12.84           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,317           15,851             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(546)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.49             N/A              N/A
    End of period                             $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,093            9,464             N/A              N/A

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $13.33           $12.60             N/A              N/A
    End of period                             $13.58           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,753             316              N/A              N/A

JNL/Lazard Mid Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $15.71           $14.77             N/A              N/A
    End of period                             $16.63           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,234            3,492             N/A              N/A

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.70             N/A              N/A
    End of period                             $10.58           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,440            1,774             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.62             N/A              N/A
    End of period                             $11.79           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,138            8,348             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(546)

  Accumulation unit value:
    Beginning of period                        $8.94            $8.73             N/A              N/A
    End of period                              $8.20            $8.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,366           20,895             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.80             N/A              N/A              N/A
    End of period                              $7.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,847             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(440)

  Accumulation unit value:
    Beginning of period                       $12.41           $11.07           $10.04             N/A
    End of period                             $12.81           $12.41           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        18,153            5,778            4,153             N/A

JNL/FMR Balanced Division(710)

  Accumulation unit value:
    Beginning of period                        $9.57            $9.33             N/A              N/A
    End of period                             $10.25            $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,959            1,370             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(549)

  Accumulation unit value:
    Beginning of period                       $10.78            $9.83             N/A              N/A
    End of period                             $11.93           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,279             501              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.71             N/A              N/A              N/A
    End of period                              $8.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,734             N/A              N/A              N/A

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                       $15.95           $15.55             N/A              N/A
    End of period                             $16.78           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,313             54               N/A              N/A

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                       $10.97            $8.80            $8.57             N/A
    End of period                             $11.75           $10.97            $8.80             N/A
  Accumulation units outstanding
  at the end of period                        111,689          29,664            3,034             N/A

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.71             N/A              N/A
    End of period                             $10.53           $11.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        113,653          22,953             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(710)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.74             N/A              N/A
    End of period                              $9.62           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,713            1,151             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                       $17.14           $15.05             N/A              N/A
    End of period                             $18.17           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,798           15,754             N/A              N/A

JNL/MCM Technology Sector Division(705)

  Accumulation unit value:
    Beginning of period                        $5.33            $5.23             N/A              N/A
    End of period                              $5.31            $5.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,365             584              N/A              N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.61             N/A              N/A
    End of period                             $10.51           $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,428             326              N/A              N/A

JNL/MCM Financial Sector Division(734)

  Accumulation unit value:
    Beginning of period                       $11.28           $11.27             N/A              N/A
    End of period                             $11.64           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,538             913              N/A              N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                       $16.19           $13.69             N/A              N/A
    End of period                             $21.55           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,236            4,640             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.04             N/A              N/A              N/A
    End of period                              $4.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,611             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                        $9.27            $7.98             N/A              N/A
    End of period                             $12.38            $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        90,182           26,070             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $11.42           $11.11             N/A              N/A
    End of period                             $12.05           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,430             161              N/A              N/A

JNL/AIM Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.47             N/A              N/A
    End of period                             $11.17           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,793            1,324             N/A              N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,349             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(848)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,231             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,735             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.69             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,959             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.67             N/A              N/A
    End of period                             $15.39           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        162,795          31,209             N/A              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.86             N/A              N/A
    End of period                             $11.71           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        912,308          97,089             N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.52             N/A              N/A
    End of period                             $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,513           11,677             N/A              N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.36             N/A              N/A
    End of period                             $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,702            4,428             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.03             N/A              N/A
    End of period                             $10.38           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,812            9,935             N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.77%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(502)

  Accumulation unit value:
    Beginning of period                        $7.71            $7.38             N/A              N/A
    End of period                              $7.81            $7.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,575            3,752             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(534)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.42             N/A              N/A
    End of period                             $12.72           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          741              742              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.79           $10.36             N/A
    End of period                             $11.90           $11.50           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         2,468            2,468            2,468             N/A

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.77           $10.86           $10.39             N/A
    End of period                             $12.30           $11.77           $10.86             N/A
  Accumulation units outstanding
  at the end of period                         7,397            7,397            2,462             N/A

JNL/S&P Managed Aggressive Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.55           $10.01             N/A
    End of period                             $12.20           $11.56           $10.55             N/A
  Accumulation units outstanding
  at the end of period                         2,554            2,554            2,554             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                       $10.09            $9.55             N/A              N/A
    End of period                             $10.25           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,026            6,314             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(534)

  Accumulation unit value:
    Beginning of period                       $15.70           $13.47             N/A              N/A
    End of period                             $16.62           $15.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          573              573              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(456)

  Accumulation unit value:
    Beginning of period                         N/A            $10.01            $9.56             N/A
    End of period                               N/A            $10.10           $10.01             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,350             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(534)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.05             N/A              N/A
    End of period                             $12.80           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          698              699              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(534)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.98             N/A              N/A
    End of period                             $10.49           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          773              774              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A
    End of period                             $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,198             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.80             N/A              N/A              N/A
    End of period                             $20.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          936              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,736             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.57             N/A              N/A              N/A
    End of period                             $13.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.20             N/A              N/A              N/A
    End of period                             $16.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.69             N/A              N/A              N/A
    End of period                             $23.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,203             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $28.02             N/A              N/A              N/A
    End of period                             $32.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,378             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.43             N/A              N/A              N/A
    End of period                             $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(417)

  Accumulation unit value:
    Beginning of period                       $11.48           $10.77           $10.16             N/A
    End of period                             $11.88           $11.48           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         4,070            2,007            2,010             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $12.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,288             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.09            $9.30             N/A              N/A
    End of period                             $10.24           $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434             877              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(682)

  Accumulation unit value:
    Beginning of period                       $12.34           $10.99             N/A              N/A
    End of period                             $13.44           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,073             743              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(721)

  Accumulation unit value:
    Beginning of period                        $9.51            $9.11             N/A              N/A
    End of period                             $10.97            $9.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,921             778              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.52             N/A              N/A              N/A
    End of period                             $12.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          733              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(682)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.11             N/A              N/A
    End of period                             $12.82           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          963              734              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(682)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.49             N/A              N/A
    End of period                             $14.38           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          931              710              N/A              N/A

JNL/Lazard Small Cap Value Division(721)

  Accumulation unit value:
    Beginning of period                       $13.30           $12.88             N/A              N/A
    End of period                             $13.54           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               550              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.68             N/A              N/A              N/A
    End of period                             $16.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.70             N/A              N/A
    End of period                             $10.56           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,280             763              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          801              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(521)

  Accumulation unit value:
    Beginning of period                        $8.92            $8.92             N/A              N/A
    End of period                              $8.18            $8.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,493            1,548             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(721)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.91             N/A              N/A
    End of period                             $12.79           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               595              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.37             N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,954             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,636             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.81             N/A              N/A              N/A
    End of period                             $16.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                       $10.94            $9.65             N/A              N/A
    End of period                             $11.73           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          428              509              N/A              N/A

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.38             N/A              N/A
    End of period                             $10.50           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          98               109              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(682)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.04             N/A              N/A
    End of period                              $9.60           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          451              451              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(521)

  Accumulation unit value:
    Beginning of period                       $17.11           $14.81             N/A              N/A
    End of period                             $18.13           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          264              313              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.30             N/A              N/A              N/A
    End of period                              $5.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,994             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.75             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,354             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,334             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(682)

  Accumulation unit value:
    Beginning of period                       $16.16           $15.33             N/A              N/A
    End of period                             $21.50           $16.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,388            1,171             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(521)

  Accumulation unit value:
    Beginning of period                        $9.25            $8.08             N/A              N/A
    End of period                             $12.35            $9.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,477            1,571             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,962             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.89             N/A              N/A
    End of period                             $10.39           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          825              825              N/A              N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.61             N/A              N/A
    End of period                             $15.38           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,399             849              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,368             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(734)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.45             N/A              N/A
    End of period                             $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,706           13,676             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,721             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(398)

  Accumulation unit value:
    Beginning of period                       $18.36           $16.00           $14.62             N/A
    End of period                             $18.95           $18.36           $16.00             N/A
  Accumulation units outstanding
  at the end of period                          40                -                -               N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $16.28           $15.66           $14.55             N/A
    End of period                             $16.24           $16.28           $15.66             N/A
  Accumulation units outstanding
  at the end of period                          117               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                       $22.53           $21.09           $19.63             N/A
    End of period                             $23.25           $22.53           $21.09             N/A
  Accumulation units outstanding
  at the end of period                          64                -                -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $29.25           $25.49           $18.79             N/A
    End of period                             $32.46           $29.25           $25.49             N/A
  Accumulation units outstanding
  at the end of period                          24                -                -               N/A

JNL/JPMorgan International Equity
Division(320)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.41            $8.32             N/A
    End of period                             $12.68           $11.78           $10.41             N/A
  Accumulation units outstanding
  at the end of period                          61                -                -               N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                       $15.30           $14.80           $12.63             N/A
    End of period                             $15.38           $15.30           $14.80             N/A
  Accumulation units outstanding
  at the end of period                          49                -                -               N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(322)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.85            $9.49             N/A
    End of period                             $12.28           $11.75           $10.85             N/A
  Accumulation units outstanding
  at the end of period                         1,309              -                -               N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                       $10.09            $9.42            $7.85             N/A
    End of period                             $10.24           $10.09            $9.42             N/A
  Accumulation units outstanding
  at the end of period                          204               -                -               N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(398)

  Accumulation unit value:
    Beginning of period                        $9.51            $7.98            $6.66             N/A
    End of period                             $10.97            $9.51            $7.98             N/A
  Accumulation units outstanding
  at the end of period                         1,336              -                -               N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.50           $12.38             N/A
    End of period                             $12.63           $12.69           $12.50             N/A
  Accumulation units outstanding
  at the end of period                          448               -                -               N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(296)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.23            $7.86             N/A
    End of period                             $14.38           $13.05           $11.23             N/A
  Accumulation units outstanding
  at the end of period                          430               -                -               N/A

JNL/Lazard Small Cap Value Division(320)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.85            $8.89             N/A
    End of period                             $13.53           $13.30           $11.85             N/A
  Accumulation units outstanding
  at the end of period                          576               -                -               N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(296)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.05            $8.24             N/A
    End of period                             $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                          342               -                -               N/A

JNL/FMR Balanced Division(296)

  Accumulation unit value:
    Beginning of period                        $9.55            $8.98            $8.04             N/A
    End of period                             $10.22            $9.55            $8.98             N/A
  Accumulation units outstanding
  at the end of period                        12,225              -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(296)

  Accumulation unit value:
    Beginning of period                       $10.77            $9.39            $6.46             N/A
    End of period                             $11.91           $10.77            $9.39             N/A
  Accumulation units outstanding
  at the end of period                          128               -                -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                       $15.93           $14.28           $12.05             N/A
    End of period                             $16.76           $15.93           $14.28             N/A
  Accumulation units outstanding
  at the end of period                         1,038              -                -               N/A

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                       $10.94            $8.78            $7.67             N/A
    End of period                             $11.72           $10.94            $8.78             N/A
  Accumulation units outstanding
  at the end of period                         4,578              -                -               N/A

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.38            $7.59             N/A
    End of period                             $10.50           $11.12            $9.38             N/A
  Accumulation units outstanding
  at the end of period                         4,893              -                -               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(333)

  Accumulation unit value:
    Beginning of period                       $17.11           $15.63           $11.76             N/A
    End of period                             $18.12           $17.11           $15.63             N/A
  Accumulation units outstanding
  at the end of period                         2,811              -                -               N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.29             N/A              N/A              N/A
    End of period                              $5.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          378              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.07             N/A              N/A
    End of period                             $21.49           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,303              -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(333)

  Accumulation unit value:
    Beginning of period                        $9.25            $8.09            $7.29             N/A
    End of period                             $12.35            $9.25            $8.09             N/A
  Accumulation units outstanding
  at the end of period                         4,822              -                -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(320)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.00            $8.36             N/A
    End of period                             $11.16           $10.70           $10.00             N/A
  Accumulation units outstanding
  at the end of period                          170               -                -               N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          448              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                       $10.59             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          69               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,519             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.805%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(974)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,906             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(452)

  Accumulation unit value:
    Beginning of period                        $7.69            $7.11            $6.67             N/A
    End of period                              $7.79            $7.69            $7.11             N/A
  Accumulation units outstanding
  at the end of period                         1,476            1,476            1,477             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $22.80           $20.15             N/A              N/A
    End of period                             $23.20           $22.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,354            4,379             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                       $20.10           $18.65           $17.94             N/A
    End of period                             $20.58           $20.10           $18.65             N/A
  Accumulation units outstanding
  at the end of period                         1,978              -              1,115             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $16.71             N/A              N/A              N/A
    End of period                             $18.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Value Equity Division(449)

  Accumulation unit value:
    Beginning of period                       $17.31           $16.23           $15.33             N/A
    End of period                             $17.66           $17.31           $16.23             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,305             N/A

JNL/Select Money Market Division(544)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.84             N/A              N/A
    End of period                             $10.67           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,929              -               N/A              N/A

JNL/PPM America High Yield Bond
Division(452)

  Accumulation unit value:
    Beginning of period                         N/A            $13.72           $13.83             N/A
    End of period                               N/A            $14.04           $13.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               481              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.61             N/A              N/A              N/A
    End of period                             $13.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.26             N/A              N/A              N/A
    End of period                             $16.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          91               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $22.51           $21.07           $19.98             N/A
    End of period                             $23.22           $22.51           $21.07             N/A
  Accumulation units outstanding
  at the end of period                        11,733           11,094            1,828             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $29.22           $25.46           $24.84             N/A
    End of period                             $32.42           $29.22           $25.46             N/A
  Accumulation units outstanding
  at the end of period                         3,724            4,206            1,211             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $15.33           $15.01           $14.61             N/A
    End of period                             $16.74           $15.33           $15.01             N/A
  Accumulation units outstanding
  at the end of period                          903             1,778            2,272             N/A

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                       $15.29           $14.79           $14.16             N/A
    End of period                             $15.37           $15.29           $14.79             N/A
  Accumulation units outstanding
  at the end of period                           -                -              1,413             N/A

JNL/Eagle SmallCap Equity Division(452)

  Accumulation unit value:
    Beginning of period                       $17.41           $15.08           $14.86             N/A
    End of period                             $17.36           $17.41           $15.08             N/A
  Accumulation units outstanding
  at the end of period                         2,556            1,787             867              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(452)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.76           $10.32             N/A
    End of period                             $11.86           $11.46           $10.76             N/A
  Accumulation units outstanding
  at the end of period                        82,983           59,260            1,246             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.74           $10.84           $10.84             N/A
    End of period                             $12.27           $11.74           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        100,545          96,667             349              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.63             N/A              N/A
    End of period                             $12.16           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        146,336          105,396            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(521)

  Accumulation unit value:
    Beginning of period                         N/A            $10.39             N/A              N/A
    End of period                               N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(622)

  Accumulation unit value:
    Beginning of period                         N/A             $9.42             N/A              N/A
    End of period                               N/A             $9.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.77             N/A              N/A
    End of period                             $10.23           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,587           40,004             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(452)

  Accumulation unit value:
    Beginning of period                       $12.34           $10.96           $10.53             N/A
    End of period                             $13.43           $12.34           $10.96             N/A
  Accumulation units outstanding
  at the end of period                        55,579           42,068             610              N/A

JNL/Alliance Capital Growth Division(452)

  Accumulation unit value:
    Beginning of period                        $9.02            $8.72            $8.43             N/A
    End of period                              $8.16            $9.02            $8.72             N/A
  Accumulation units outstanding
  at the end of period                           -              1,182            1,183             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.50            $7.98            $7.98             N/A
    End of period                             $10.96            $9.50            $7.98             N/A
  Accumulation units outstanding
  at the end of period                         5,402            2,264             455              N/A

JNL/PIMCO Total Return Bond Division(645)

  Accumulation unit value:
    Beginning of period                       $12.68           $12.58             N/A              N/A
    End of period                             $12.62           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          913              568              N/A              N/A

JNL/MCM Small Cap Index Division(546)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.53             N/A              N/A
    End of period                             $12.81           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,563           40,614             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(449)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.23           $10.24             N/A
    End of period                             $14.37           $13.04           $11.23             N/A
  Accumulation units outstanding
  at the end of period                        48,143           48,597             976              N/A

JNL/Lazard Small Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                       $13.29           $11.85           $11.40             N/A
    End of period                             $13.52           $13.29           $11.85             N/A
  Accumulation units outstanding
  at the end of period                          808             7,161            2,033             N/A

JNL/Lazard Mid Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                       $15.66           $12.91           $12.43             N/A
    End of period                             $16.57           $15.66           $12.91             N/A
  Accumulation units outstanding
  at the end of period                         2,446             952             1,890             N/A

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.54             N/A              N/A
    End of period                             $10.56           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,256            2,205             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.59             N/A              N/A
    End of period                             $11.75           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,583            5,535             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(449)

  Accumulation unit value:
    Beginning of period                        $8.91            $8.91            $8.03             N/A
    End of period                              $8.18            $8.91            $8.91             N/A
  Accumulation units outstanding
  at the end of period                        21,095           16,284            7,426             N/A

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                        $7.10            $6.43             N/A              N/A
    End of period                              $7.73            $7.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,847           11,070             N/A              N/A

JNL/T. Rowe Price Value Division(449)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.05           $10.40             N/A
    End of period                             $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                        35,545           36,059            5,109             N/A

JNL/FMR Balanced Division(449)

  Accumulation unit value:
    Beginning of period                        $9.54            $8.97            $8.71             N/A
    End of period                             $10.22            $9.54            $8.97             N/A
  Accumulation units outstanding
  at the end of period                           -              2,371            2,296             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(449)

  Accumulation unit value:
    Beginning of period                       $10.77            $9.39            $8.77             N/A
    End of period                             $11.91           $10.77            $9.39             N/A
  Accumulation units outstanding
  at the end of period                          287               -              2,281             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.48             N/A              N/A              N/A
    End of period                              $8.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          197              N/A              N/A              N/A

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                       $15.93           $14.28           $13.52             N/A
    End of period                             $16.75           $15.93           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          389              389             1,480             N/A

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                       $10.94            $8.78            $8.26             N/A
    End of period                             $11.72           $10.94            $8.78             N/A
  Accumulation units outstanding
  at the end of period                        27,388           11,265            3,617             N/A

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.38            $8.38             N/A
    End of period                             $10.49           $11.12            $9.38             N/A
  Accumulation units outstanding
  at the end of period                        14,418           11,370            3,508             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(449)

  Accumulation unit value:
    Beginning of period                       $17.10           $15.62           $15.36             N/A
    End of period                             $18.11           $17.10           $15.62             N/A
  Accumulation units outstanding
  at the end of period                         9,197            5,829            3,460             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.10             N/A              N/A              N/A
    End of period                              $5.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          344              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(615)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.31             N/A              N/A
    End of period                             $21.48           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,766           10,927             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.16             N/A              N/A              N/A
    End of period                              $4.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,537             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(456)

  Accumulation unit value:
    Beginning of period                        $9.25            $8.08            $7.46             N/A
    End of period                             $12.34            $9.25            $8.08             N/A
  Accumulation units outstanding
  at the end of period                        13,307            8,692            3,981             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(452)

  Accumulation unit value:
    Beginning of period                       $11.41           $10.98           $10.68             N/A
    End of period                             $12.03           $11.41           $10.98             N/A
  Accumulation units outstanding
  at the end of period                          602             1,394             602              N/A

JNL/AIM Large Cap Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $10.70           $10.00            $9.97             N/A
    End of period                             $11.15           $10.70           $10.00             N/A
  Accumulation units outstanding
  at the end of period                           -              1,332            2,006             N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,975             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(963)

  Accumulation unit value:
    Beginning of period                       $11.06             N/A              N/A              N/A
    End of period                             $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,238             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,845             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,112             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(711)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.70             N/A              N/A
    End of period                             $15.38           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,914            4,860             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,691             N/A              N/A              N/A

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.64             N/A              N/A
    End of period                             $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,238           10,272             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,951             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,142             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.53             N/A              N/A              N/A
    End of period                             $23.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          441              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $18.92             N/A              N/A              N/A
    End of period                             $20.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,052             N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.29             N/A              N/A              N/A
    End of period                             $16.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,221             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.75           $10.28             N/A
    End of period                             $11.85           $11.46           $10.75             N/A
  Accumulation units outstanding
  at the end of period                         5,587            5,807            5,807             N/A

JNL/S&P Managed Growth Division(451)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.83           $10.28             N/A
    End of period                             $12.26           $11.73           $10.83             N/A
  Accumulation units outstanding
  at the end of period                         1,863            1,937            1,937             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.74             N/A              N/A              N/A
    End of period                             $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,903             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A
    End of period                             $12.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.22             N/A              N/A              N/A
    End of period                             $16.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          613              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.84             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,521             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.58             N/A              N/A              N/A
    End of period                              $8.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $21.02             N/A              N/A              N/A
    End of period                             $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          974              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $11.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,865             N/A              N/A              N/A

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,596             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          783              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,793             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.845%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                       $20.03           $19.79             N/A              N/A
    End of period                             $20.50           $20.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          384              56               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(607)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.74             N/A              N/A
    End of period                             $10.63           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.67             N/A              N/A              N/A
    End of period                             $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.24             N/A              N/A              N/A
    End of period                             $16.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.03             N/A              N/A              N/A
    End of period                             $23.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $29.12           $24.92             N/A              N/A
    End of period                             $32.30           $29.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              205              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                       $15.27           $13.79             N/A              N/A
    End of period                             $16.67           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,243            1,243             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $17.36           $14.58             N/A              N/A
    End of period                             $17.30           $17.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,473            1,473             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.29             N/A              N/A
    End of period                             $11.83           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,902             492              N/A              N/A

JNL/S&P Managed Growth Division(674)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.89             N/A              N/A
    End of period                             $12.23           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          320              316              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.61             N/A              N/A
    End of period                             $12.13           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,287            1,724             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                         N/A             $9.38             N/A              N/A
    End of period                               N/A             $9.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.27             N/A              N/A
    End of period                             $10.22           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          639              366              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(619)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.04             N/A              N/A
    End of period                             $13.42           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          499              307              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          443              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(619)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.02             N/A              N/A
    End of period                             $12.80           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          511              308              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.56             N/A              N/A              N/A
    End of period                             $14.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          203              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.35             N/A              N/A              N/A
    End of period                             $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(689)

  Accumulation unit value:
    Beginning of period                       $15.62           $13.69             N/A              N/A
    End of period                             $16.52           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,251            1,251             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          248              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(619)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91             N/A              N/A
    End of period                               N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(619)

  Accumulation unit value:
    Beginning of period                        $8.90            $8.22             N/A              N/A
    End of period                              $8.16            $8.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          441              413              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(628)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.06             N/A              N/A
    End of period                             $12.75           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,403            2,403             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(628)

  Accumulation unit value:
    Beginning of period                       $10.75            $8.94             N/A              N/A
    End of period                             $11.89           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,933            1,934             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                       $15.92           $15.66             N/A              N/A
    End of period                             $16.73           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              71               N/A              N/A

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.81             N/A              N/A
    End of period                             $11.69           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,414             206              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.28             N/A              N/A              N/A
    End of period                              $5.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          459              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $20.78             N/A              N/A              N/A
    End of period                             $21.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          568              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.67             N/A              N/A              N/A
    End of period                             $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          422              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $14.16             N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,290             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,425             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.41             N/A              N/A
    End of period                             $10.68           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,664            5,287             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                        $7.68            $7.10            $6.31             N/A
    End of period                              $7.78            $7.68            $7.10             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.89             N/A              N/A              N/A
    End of period                             $18.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.10             N/A              N/A              N/A
    End of period                             $23.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          226              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                       $20.03           $18.58           $16.72             N/A
    End of period                             $20.50           $20.03           $18.58             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.02             N/A              N/A              N/A
    End of period                             $18.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7               N/A              N/A              N/A

JNL/Putnam Value Equity Division(372)

  Accumulation unit value:
    Beginning of period                       $17.24           $16.16           $14.54             N/A
    End of period                             $17.58           $17.24           $16.16             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          22               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(397)

  Accumulation unit value:
    Beginning of period                         N/A            $13.68           $12.76             N/A
    End of period                               N/A            $13.99           $13.68             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                       $13.55           $13.43           $14.04             N/A
    End of period                             $13.48           $13.55           $13.43             N/A
  Accumulation units outstanding
  at the end of period                         2,516              -                -               N/A

JNL/Salomon Brothers Strategic
Bond Division(335)

  Accumulation unit value:
    Beginning of period                       $16.20           $15.59           $15.32             N/A
    End of period                             $16.16           $16.20           $15.59             N/A
  Accumulation units outstanding
  at the end of period                          565               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $22.43           $21.00           $18.07             N/A
    End of period                             $23.13           $22.43           $21.00             N/A
  Accumulation units outstanding
  at the end of period                          791               -                -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $29.11           $25.38           $20.98             N/A
    End of period                             $32.29           $29.11           $25.38             N/A
  Accumulation units outstanding
  at the end of period                          474               -                -               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A
    End of period                             $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,947             N/A              N/A              N/A

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $15.27           $14.96           $12.70             N/A
    End of period                             $16.67           $15.27           $14.96             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                       $15.24           $14.89             N/A              N/A
    End of period                             $15.31           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,192              -               N/A              N/A

JNL/Eagle SmallCap Equity Division(608)

  Accumulation unit value:
    Beginning of period                       $17.35           $15.76             N/A              N/A
    End of period                             $17.29           $17.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(397)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.74            $9.98             N/A
    End of period                             $11.83           $11.43           $10.74             N/A
  Accumulation units outstanding
  at the end of period                         2,100              -                -               N/A

JNL/S&P Managed Growth Division(595)

  Accumulation unit value:
    Beginning of period                       $10.95           $11.71             N/A              N/A
    End of period                             $12.23           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,099              -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(256)

  Accumulation unit value:
    Beginning of period                       $11.50           $10.51            $8.48             N/A
    End of period                             $12.12           $11.50           $10.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                         N/A            $10.26             N/A              N/A
    End of period                               N/A            $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(198)

  Accumulation unit value:
    Beginning of period                         N/A             $9.68            $7.67            $7.44
    End of period                               N/A             $9.79            $9.68            $7.67
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.41            $8.70             N/A
    End of period                             $10.22           $10.07            $9.41             N/A
  Accumulation units outstanding
  at the end of period                         2,816              -                -               N/A

JNL/MCM S&P 400 MidCap Index Division(397)

  Accumulation unit value:
    Beginning of period                       $12.32           $10.95            $9.70             N/A
    End of period                             $13.41           $12.32           $10.95             N/A
  Accumulation units outstanding
  at the end of period                          305               -                -               N/A

JNL/Alliance Capital Growth Division(504)

  Accumulation unit value:
    Beginning of period                        $8.73            $8.99             N/A              N/A
    End of period                              $8.14            $8.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/JPMorgan International Value
Division(372)

  Accumulation unit value:
    Beginning of period                        $9.48            $7.96            $6.34             N/A
    End of period                             $10.92            $9.48            $7.96             N/A
  Accumulation units outstanding
  at the end of period                          722               -                -               N/A

JNL/PIMCO Total Return Bond Division(264)

  Accumulation unit value:
    Beginning of period                       $12.65           $12.46           $12.28             N/A
    End of period                             $12.58           $12.65           $12.46             N/A
  Accumulation units outstanding
  at the end of period                         4,111              -                -               N/A

JNL/MCM Small Cap Index Division(397)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.07            $9.70             N/A
    End of period                             $12.79           $12.63           $11.07             N/A
  Accumulation units outstanding
  at the end of period                          98                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(335)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.22            $8.75             N/A
    End of period                             $14.35           $13.03           $11.22             N/A
  Accumulation units outstanding
  at the end of period                          805               -                -               N/A

JNL/Lazard Small Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $13.25           $11.82            $9.37             N/A
    End of period                             $13.48           $13.25           $11.82             N/A
  Accumulation units outstanding
  at the end of period                          811               -                -               N/A

JNL/Lazard Mid Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $15.62           $12.88           $10.85             N/A
    End of period                             $16.52           $15.62           $12.88             N/A
  Accumulation units outstanding
  at the end of period                         1,006              -                -               N/A

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.57           $10.79             N/A
    End of period                             $10.54           $10.64           $10.57             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.56             N/A              N/A
    End of period                             $11.71           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          12                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97             N/A              N/A
    End of period                               N/A             $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(607)

  Accumulation unit value:
    Beginning of period                        $8.89            $8.39             N/A              N/A
    End of period                              $8.15            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,649             211              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(335)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.03            $9.19             N/A
    End of period                             $12.75           $12.36           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         2,302              -                -               N/A

JNL/FMR Balanced Division(335)

  Accumulation unit value:
    Beginning of period                        $9.53            $8.96            $8.44             N/A
    End of period                             $10.19            $9.53            $8.96             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(335)

  Accumulation unit value:
    Beginning of period                       $10.75            $9.38            $7.18             N/A
    End of period                             $11.89           $10.75            $9.38             N/A
  Accumulation units outstanding
  at the end of period                          15                -                -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                       $15.92           $14.27           $11.84             N/A
    End of period                             $16.73           $15.92           $14.27             N/A
  Accumulation units outstanding
  at the end of period                          14                -                -               N/A

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                       $10.91            $8.76            $7.49             N/A
    End of period                             $11.69           $10.91            $8.76             N/A
  Accumulation units outstanding
  at the end of period                          566              166               -               N/A

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.36            $8.80             N/A
    End of period                             $10.46           $11.09            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          603              167               -               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(607)

  Accumulation unit value:
    Beginning of period                       $17.06           $15.39             N/A              N/A
    End of period                             $18.06           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              109              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.28             N/A              N/A              N/A
    End of period                              $5.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          734              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.98             N/A              N/A
    End of period                             $10.44            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          173               -               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $14.19           $16.11             N/A              N/A
    End of period                             $21.42           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,040              -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(563)

  Accumulation unit value:
    Beginning of period                        $9.23            $8.35             N/A              N/A
    End of period                             $12.31            $9.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          546              202              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.97            $9.53             N/A
    End of period                             $12.01           $11.39           $10.97             N/A
  Accumulation units outstanding
  at the end of period                          922               -                -               N/A

JNL/AIM Large Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $10.68            $9.99            $8.89             N/A
    End of period                             $11.13           $10.68            $9.99             N/A
  Accumulation units outstanding
  at the end of period                          49                -                -               N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          878              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(860)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          467              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.84             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          758              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,546             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,101             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,182             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          568              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,337             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.51             N/A              N/A              N/A
    End of period                              $7.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,198             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.01             N/A              N/A              N/A
    End of period                             $23.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.05             N/A              N/A              N/A
    End of period                             $19.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          564              N/A              N/A              N/A

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                       $20.00           $18.55             N/A              N/A
    End of period                             $20.47           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,350             215              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(655)

  Accumulation unit value:
    Beginning of period                       $17.54           $15.76             N/A              N/A
    End of period                             $18.54           $17.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              572              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.63             N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          524              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(658)

  Accumulation unit value:
    Beginning of period                         N/A            $13.89             N/A              N/A
    End of period                               N/A            $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.51             N/A              N/A              N/A
    End of period                             $13.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          414              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $16.18           $15.16             N/A              N/A
    End of period                             $16.14           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              288              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                       $22.40           $21.67             N/A              N/A
    End of period                             $23.10           $22.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          780              190              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                       $29.08           $26.72             N/A              N/A
    End of period                             $32.25           $29.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,430            1,185             N/A              N/A

JNL/JPMorgan International Equity
Division(598)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.14             N/A              N/A
    End of period                             $12.60           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          107               -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $14.73             N/A              N/A              N/A
    End of period                             $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,155             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.84             N/A              N/A              N/A
    End of period                             $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(634)

  Accumulation unit value:
    Beginning of period                       $17.34           $14.27             N/A              N/A
    End of period                             $17.28           $17.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,319             298              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(655)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.55             N/A              N/A
    End of period                             $11.82           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        140,006           6,027             N/A              N/A

JNL/S&P Managed Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $11.70           $10.66             N/A              N/A
    End of period                             $12.22           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,241           36,386             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.29             N/A              N/A
    End of period                             $12.11           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,832             376              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.59             N/A              N/A
    End of period                             $10.21           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,367            3,112             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.50             N/A              N/A
    End of period                             $13.41           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,492            1,191             N/A              N/A

JNL/Alliance Capital Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $8.99            $8.14             N/A              N/A
    End of period                              $8.13            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               630              N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.41             N/A              N/A
    End of period                             $10.91            $9.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          806              449              N/A              N/A

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.55             N/A              N/A
    End of period                             $12.57           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,819             414              N/A              N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.69             N/A              N/A
    End of period                             $12.79           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,883            1,765             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(563)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.48             N/A              N/A
    End of period                             $14.34           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,172            1,463             N/A              N/A

JNL/Lazard Small Cap Value Division(638)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.23             N/A              N/A
    End of period                             $13.47           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,456            1,786             N/A              N/A

JNL/Lazard Mid Cap Value Division(551)

  Accumulation unit value:
    Beginning of period                       $15.61           $13.99             N/A              N/A
    End of period                             $16.50           $15.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,967            1,219             N/A              N/A

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.64           $10.52             N/A              N/A
    End of period                             $10.54           $10.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,693            1,268             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.55             N/A              N/A
    End of period                             $11.70           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,583             453              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $8.89            $8.86             N/A              N/A
    End of period                              $8.15            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,322           35,204             N/A              N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $7.08            $6.04             N/A              N/A
    End of period                              $7.71            $7.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,333            1,416             N/A              N/A

JNL/T. Rowe Price Value Division(638)

  Accumulation unit value:
    Beginning of period                       $12.35           $10.85             N/A              N/A
    End of period                             $12.74           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,008            1,873             N/A              N/A

JNL/FMR Balanced Division(655)

  Accumulation unit value:
    Beginning of period                        $9.52            $8.76             N/A              N/A
    End of period                             $10.19            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,009            1,048             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,533             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                       $15.91           $15.66             N/A              N/A
    End of period                             $16.73           $15.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              271              N/A              N/A

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.57             N/A              N/A
    End of period                             $11.68           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,598           33,137             N/A              N/A

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.87             N/A              N/A
    End of period                             $10.46           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,856           29,715             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.20             N/A              N/A              N/A
    End of period                              $9.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          385              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                       $17.05           $15.87             N/A              N/A
    End of period                             $18.05           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,477           18,947             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $4.93             N/A              N/A              N/A
    End of period                              $5.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,050             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(551)

  Accumulation unit value:
    Beginning of period                        $9.97           $10.21             N/A              N/A
    End of period                             $10.43            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,810            1,857             N/A              N/A

JNL/MCM Financial Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.14             N/A              N/A
    End of period                             $11.57           $11.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,435             380              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $16.10           $14.19             N/A              N/A
    End of period                             $21.41           $16.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,192            1,164             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $9.22            $8.45             N/A              N/A
    End of period                             $12.30            $9.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,960           36,393             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(551)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.59             N/A              N/A
    End of period                             $12.00           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,094             521              N/A              N/A

JNL/AIM Large Cap Growth Division(634)

  Accumulation unit value:
    Beginning of period                       $10.68            $9.47             N/A              N/A
    End of period                             $11.13           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,381            1,387             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,237             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(718)

  Accumulation unit value:
    Beginning of period                       $11.39           $11.03             N/A              N/A
    End of period                             $15.37           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,624            6,285             N/A              N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.61             N/A              N/A
    End of period                             $11.69           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        129,284           6,148             N/A              N/A

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.87             N/A              N/A
    End of period                             $11.78           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,937           17,504             N/A              N/A

JNL/S&P Managed Moderate Division(712)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.29             N/A              N/A
    End of period                             $10.68           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,064           22,956             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,314             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.25             N/A              N/A              N/A
    End of period                             $18.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          268              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                       $22.33           $20.99             N/A              N/A
    End of period                             $23.01           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,223             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $28.98           $25.66             N/A              N/A
    End of period                             $32.13           $28.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          159              904              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.18             N/A              N/A              N/A
    End of period                             $16.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          302              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.71           $10.37             N/A
    End of period                             $11.78           $11.40           $10.71             N/A
  Accumulation units outstanding
  at the end of period                         6,629            4,681            2,833             N/A

JNL/S&P Managed Growth Division(464)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.79           $10.42             N/A
    End of period                             $12.19           $11.67           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         9,111             457              470              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.61             N/A              N/A              N/A
    End of period                             $12.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,789             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.06            $9.79             N/A              N/A
    End of period                             $10.20           $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          490             2,136             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.76             N/A              N/A
    End of period                             $13.39           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,505            1,779             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.24             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,081             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(616)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.36             N/A              N/A
    End of period                             $12.53           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.06             N/A              N/A
    End of period                             $12.77           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,562            1,734             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.01           $12.32             N/A              N/A
    End of period                             $14.32           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,446            1,697             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $12.87             N/A              N/A              N/A
    End of period                             $13.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,328             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.03             N/A              N/A              N/A
    End of period                             $16.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,262             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $8.87            $8.88            $7.82             N/A
    End of period                              $8.13            $8.87            $8.88             N/A
  Accumulation units outstanding
  at the end of period                         3,558            7,798            1,722             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.40             N/A              N/A              N/A
    End of period                              $7.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          661              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.05             N/A              N/A              N/A
    End of period                             $12.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,422             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(546)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.61             N/A              N/A
    End of period                             $11.86           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,647             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                       $10.88            $8.75            $8.42             N/A
    End of period                             $11.65           $10.88            $8.75             N/A
  Accumulation units outstanding
  at the end of period                         3,159            3,267            1,599             N/A

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.34            $8.14             N/A
    End of period                             $10.43           $11.06            $9.34             N/A
  Accumulation units outstanding
  at the end of period                         1,784            1,654            1,654             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                              $9.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,119             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                       $17.02           $15.56           $14.67             N/A
    End of period                             $18.01           $17.02           $15.56             N/A
  Accumulation units outstanding
  at the end of period                         1,806            2,016             918              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(546)

  Accumulation unit value:
    Beginning of period                        $9.95            $9.84             N/A              N/A
    End of period                             $10.41            $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,365             N/A              N/A

JNL/MCM Financial Sector Division(546)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.56             N/A              N/A
    End of period                             $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,349             N/A              N/A

JNL/MCM Oil & Gas Sector Division(546)

  Accumulation unit value:
    Beginning of period                       $16.07           $12.76             N/A              N/A
    End of period                             $21.36           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          796             2,666             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(441)

  Accumulation unit value:
    Beginning of period                        $9.20            $8.05            $7.53             N/A
    End of period                             $12.27            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         3,300            3,816            1,788             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(951)

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,854             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.21             N/A              N/A
    End of period                             $10.38           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,473            1,621             N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.88             N/A              N/A              N/A
    End of period                             $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,874             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,309             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,199             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                       $19.93           $18.50           $16.63             N/A
    End of period                             $20.39           $19.93           $18.50             N/A
  Accumulation units outstanding
  at the end of period                         1,000              -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.37           $13.24             N/A
    End of period                             $13.41           $13.49           $13.37             N/A
  Accumulation units outstanding
  at the end of period                          180               -                -               N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                       $22.32           $20.91           $17.92             N/A
    End of period                             $23.00           $22.32           $20.91             N/A
  Accumulation units outstanding
  at the end of period                          541               -                -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(326)

  Accumulation unit value:
    Beginning of period                       $11.67           $10.32            $8.48             N/A
    End of period                             $12.55           $11.67           $10.32             N/A
  Accumulation units outstanding
  at the end of period                         2,591              -                -               N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(746)

  Accumulation unit value:
    Beginning of period                        $9.22             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,174             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(337)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.42           $12.66             N/A
    End of period                             $12.53           $12.61           $12.42             N/A
  Accumulation units outstanding
  at the end of period                         2,959              -                -               N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(302)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.21            $7.93             N/A
    End of period                             $14.32           $13.01           $11.21             N/A
  Accumulation units outstanding
  at the end of period                          549               -                -               N/A

JNL/Lazard Small Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                       $13.21           $11.78            $9.24             N/A
    End of period                             $13.43           $13.21           $11.78             N/A
  Accumulation units outstanding
  at the end of period                          732               -                -               N/A

JNL/Lazard Mid Cap Value Division(386)

  Accumulation unit value:
    Beginning of period                       $15.56           $12.85           $11.45             N/A
    End of period                             $16.45           $15.56           $12.85             N/A
  Accumulation units outstanding
  at the end of period                        15,148              -                -               N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.52             N/A              N/A
    End of period                             $11.66           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(746)

  Accumulation unit value:
    Beginning of period                        $6.81             N/A              N/A              N/A
    End of period                              $7.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,378             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(326)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.01            $9.01             N/A
    End of period                             $12.71           $12.33           $11.01             N/A
  Accumulation units outstanding
  at the end of period                          788               -                -               N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(386)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.37            $7.65             N/A
    End of period                             $11.86           $10.73            $9.37             N/A
  Accumulation units outstanding
  at the end of period                         1,402              -                -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                        $9.34            $9.34            $6.69             N/A
    End of period                             $10.43           $11.06            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          976               -                -               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.26             N/A              N/A              N/A
    End of period                              $5.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          984              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(699)

  Accumulation unit value:
    Beginning of period                       $16.07           $15.67             N/A              N/A
    End of period                             $21.35           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,507              -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(302)

  Accumulation unit value:
    Beginning of period                        $9.20            $8.05            $6.87             N/A
    End of period                             $12.27            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                         1,035              -                -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(746)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          836              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,235             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(859)

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,859             N/A              N/A              N/A

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,307             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          590              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.91%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(434)

  Accumulation unit value:
    Beginning of period                        $7.65            $7.07            $6.61             N/A
    End of period                              $7.74            $7.65            $7.07             N/A
  Accumulation units outstanding
  at the end of period                         6,625            6,887            2,288             N/A

JNL/FMR Capital Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $18.16           $15.73             N/A              N/A
    End of period                             $18.73           $18.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          955              504              N/A              N/A

JNL/Select Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $22.58           $20.82           $19.92             N/A
    End of period                             $22.96           $22.58           $20.82             N/A
  Accumulation units outstanding
  at the end of period                          373              414              462              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                       $19.91           $18.49           $17.55             N/A
    End of period                             $20.37           $19.91           $18.49             N/A
  Accumulation units outstanding
  at the end of period                         3,705            3,768            3,031             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(680)

  Accumulation unit value:
    Beginning of period                       $17.46           $15.88             N/A              N/A
    End of period                             $18.44           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          262              262              N/A              N/A

JNL/Putnam Value Equity Division(586)

  Accumulation unit value:
    Beginning of period                       $17.14           $15.91             N/A              N/A
    End of period                             $17.47           $17.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,999            1,811             N/A              N/A

JNL/Select Money Market Division(616)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.66             N/A              N/A
    End of period                             $10.55           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,089            4,966             N/A              N/A

JNL/PPM America High Yield Bond
Division(434)

  Accumulation unit value:
    Beginning of period                         N/A            $13.61           $13.22             N/A
    End of period                               N/A            $13.91           $13.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             16,454             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                       $13.47           $13.36           $13.33             N/A
    End of period                             $13.40           $13.47           $13.36             N/A
  Accumulation units outstanding
  at the end of period                         4,328            4,455            2,652             N/A

JNL/Salomon Brothers Strategic
Bond Division(447)

  Accumulation unit value:
    Beginning of period                       $16.11           $15.51           $15.26             N/A
    End of period                             $16.06           $16.11           $15.51             N/A
  Accumulation units outstanding
  at the end of period                         4,307            4,377             394              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $22.30           $20.89           $19.86             N/A
    End of period                             $22.98           $22.30           $20.89             N/A
  Accumulation units outstanding
  at the end of period                         8,889            6,400            5,161             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                       $28.94           $25.24           $23.51             N/A
    End of period                             $32.08           $28.94           $25.24             N/A
  Accumulation units outstanding
  at the end of period                         5,903            5,340            2,197             N/A

JNL/JPMorgan International Equity
Division(420)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.32            $9.10             N/A
    End of period                             $12.53           $11.66           $10.32             N/A
  Accumulation units outstanding
  at the end of period                         2,659             536              83               N/A

JNL/Alger Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $15.18           $14.89           $13.56             N/A
    End of period                             $16.57           $15.18           $14.89             N/A
  Accumulation units outstanding
  at the end of period                         2,696            2,213            1,920             N/A

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                       $15.16           $14.68           $14.03             N/A
    End of period                             $15.23           $15.16           $14.68             N/A
  Accumulation units outstanding
  at the end of period                         2,156            1,540             425              N/A

JNL/Eagle SmallCap Equity Division(426)

  Accumulation unit value:
    Beginning of period                       $17.27           $14.97           $14.40             N/A
    End of period                             $17.20           $17.27           $14.97             N/A
  Accumulation units outstanding
  at the end of period                          783              783              789              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(447)

  Accumulation unit value:
    Beginning of period                       $11.39           $10.70           $10.31             N/A
    End of period                             $11.77           $11.39           $10.70             N/A
  Accumulation units outstanding
  at the end of period                        143,904          30,096             612              N/A

JNL/S&P Managed Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.78           $10.19             N/A
    End of period                             $12.17           $11.66           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        33,313           52,930             805              N/A

JNL/S&P Managed Aggressive Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.47            $9.80             N/A
    End of period                             $12.07           $11.45           $10.47             N/A
  Accumulation units outstanding
  at the end of period                         8,602            7,566             704              N/A

JNL/S&P Very Aggressive Growth
Division I(606)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(624)

  Accumulation unit value:
    Beginning of period                         N/A             $9.21             N/A              N/A
    End of period                               N/A             $9.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(516)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98             N/A              N/A
    End of period                               N/A             $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.40            $8.74             N/A
    End of period                             $10.19           $10.05            $9.40             N/A
  Accumulation units outstanding
  at the end of period                        22,838           18,210             790              N/A

JNL/MCM S&P 400 MidCap Index Division(479)

  Accumulation unit value:
    Beginning of period                       $12.30           $10.94           $10.79             N/A
    End of period                             $13.38           $12.30           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        14,124            9,673             41               N/A

JNL/Alliance Capital Growth Division(434)

  Accumulation unit value:
    Beginning of period                        $8.96            $8.67            $8.52             N/A
    End of period                              $8.11            $8.96            $8.67             N/A
  Accumulation units outstanding
  at the end of period                           -               968             1,079             N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                        $9.44            $7.93            $7.29             N/A
    End of period                             $10.87            $9.44            $7.93             N/A
  Accumulation units outstanding
  at the end of period                         7,385            7,490            1,263             N/A

JNL/PIMCO Total Return Bond Division(420)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.42           $12.39             N/A
    End of period                             $12.52           $12.60           $12.42             N/A
  Accumulation units outstanding
  at the end of period                        17,833           13,804            4,283             N/A

JNL/MCM Small Cap Index Division(516)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.57             N/A              N/A
    End of period                             $12.76           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,427            6,279             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(498)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.53             N/A              N/A
    End of period                             $14.31           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,621           18,244             N/A              N/A

JNL/Lazard Small Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.78           $10.80             N/A
    End of period                             $13.42           $13.20           $11.78             N/A
  Accumulation units outstanding
  at the end of period                         6,603            6,737            1,886             N/A

JNL/Lazard Mid Cap Value Division(420)

  Accumulation unit value:
    Beginning of period                       $15.55           $12.84           $11.68             N/A
    End of period                             $16.44           $15.55           $12.84             N/A
  Accumulation units outstanding
  at the end of period                         9,015            5,034            1,150             N/A

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.80             N/A              N/A
    End of period                             $10.52           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,550            6,180             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.51             N/A              N/A
    End of period                             $11.66           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,738           27,673             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(441)

  Accumulation unit value:
    Beginning of period                         N/A             $9.70            $9.02             N/A
    End of period                               N/A             $9.78            $9.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               766              N/A

JNL/S&P Core Index 75 Division(441)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $9.24             N/A
    End of period                               N/A             $9.95            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               747              N/A

JNL/MCM DowSM 10 Division(428)

  Accumulation unit value:
    Beginning of period                        $8.86            $8.87            $7.86             N/A
    End of period                              $8.12            $8.86            $8.87             N/A
  Accumulation units outstanding
  at the end of period                        36,344           26,782            8,558             N/A

JNL/Putnam Midcap Growth Division(420)

  Accumulation unit value:
    Beginning of period                        $7.06            $6.13            $5.70             N/A
    End of period                              $7.69            $7.06            $6.13             N/A
  Accumulation units outstanding
  at the end of period                        12,442            9,835             304              N/A

JNL/T. Rowe Price Value Division(426)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.01           $10.03             N/A
    End of period                             $12.70           $12.32           $11.01             N/A
  Accumulation units outstanding
  at the end of period                        23,209           20,722            5,990             N/A

JNL/FMR Balanced Division(420)

  Accumulation unit value:
    Beginning of period                        $9.50            $8.94            $8.46             N/A
    End of period                             $10.16            $9.50            $8.94             N/A
  Accumulation units outstanding
  at the end of period                         2,679            2,025            1,154             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(420)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.36            $8.18             N/A
    End of period                             $11.85           $10.73            $9.36             N/A
  Accumulation units outstanding
  at the end of period                         7,901            8,282            1,139             N/A

JNL/Oppenheimer Growth Division(434)

  Accumulation unit value:
    Beginning of period                        $7.76            $7.67            $7.76             N/A
    End of period                              $8.23            $7.76            $7.67             N/A
  Accumulation units outstanding
  at the end of period                         1,500            1,651            1,185             N/A

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                       $15.90           $14.26           $13.20             N/A
    End of period                             $16.70           $15.90           $14.26             N/A
  Accumulation units outstanding
  at the end of period                         1,928            2,010            1,112             N/A

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                       $10.88            $8.74            $8.42             N/A
    End of period                             $11.64           $10.88            $8.74             N/A
  Accumulation units outstanding
  at the end of period                        44,863           32,523            9,576             N/A

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.34            $8.21             N/A
    End of period                             $10.42           $11.05            $9.34             N/A
  Accumulation units outstanding
  at the end of period                        29,448           18,743            5,743             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(428)

  Accumulation unit value:
    Beginning of period                       $17.00           $15.55           $14.40             N/A
    End of period                             $17.99           $17.00           $15.55             N/A
  Accumulation units outstanding
  at the end of period                        15,900           10,979            3,804             N/A

JNL/MCM Technology Sector Division(574)

  Accumulation unit value:
    Beginning of period                        $5.28            $4.96             N/A              N/A
    End of period                              $5.26            $5.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,511            5,615             N/A              N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                        $9.95           $10.15             N/A              N/A
    End of period                             $10.40            $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,935            6,811             N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.96             N/A              N/A
    End of period                             $11.53           $11.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,558            4,188             N/A              N/A

JNL/MCM Oil & Gas Sector Division(506)

  Accumulation unit value:
    Beginning of period                       $16.06           $12.59             N/A              N/A
    End of period                             $21.34           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,146            9,848             N/A              N/A

JNL/MCM Communications Sector
Division(574)

  Accumulation unit value:
    Beginning of period                        $4.20            $3.75             N/A              N/A
    End of period                              $4.12            $4.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,213            2,093             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(428)

  Accumulation unit value:
    Beginning of period                        $9.20            $8.05            $7.30             N/A
    End of period                             $12.26            $9.20            $8.05             N/A
  Accumulation units outstanding
  at the end of period                        24,811           21,115            6,586             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(420)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.96           $10.02             N/A
    End of period                             $11.98           $11.37           $10.96             N/A
  Accumulation units outstanding
  at the end of period                         3,053            2,040             75               N/A

JNL/AIM Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.98            $9.71             N/A
    End of period                             $11.11           $10.66            $9.98             N/A
  Accumulation units outstanding
  at the end of period                         8,040            7,111            2,620             N/A

JNL/AIM Real Estate Division(968)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(968)

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,529             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.22             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,263             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.28             N/A              N/A              N/A
    End of period                             $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,857             N/A              N/A              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.86             N/A              N/A
    End of period                             $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        135,721          71,600             N/A              N/A

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.41             N/A              N/A
    End of period                             $11.77           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,687             480              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(884)

  Accumulation unit value:
    Beginning of period                       $20.89             N/A              N/A              N/A
    End of period                             $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          444              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                       $11.48             N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,885             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                       $21.37             N/A              N/A              N/A
    End of period                             $22.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          608              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $27.61             N/A              N/A              N/A
    End of period                             $31.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(756)

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A
    End of period                             $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          376              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(756)

  Accumulation unit value:
    Beginning of period                       $14.90             N/A              N/A              N/A
    End of period                             $16.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          370              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(756)

  Accumulation unit value:
    Beginning of period                        $8.32             N/A              N/A              N/A
    End of period                              $8.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          396              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(755)

  Accumulation unit value:
    Beginning of period                        $6.81             N/A              N/A              N/A
    End of period                              $7.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,122             N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(755)

  Accumulation unit value:
    Beginning of period                        $9.30             N/A              N/A              N/A
    End of period                             $10.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,051             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(755)

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,476             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          429              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(755)

  Accumulation unit value:
    Beginning of period                        $4.91             N/A              N/A              N/A
    End of period                              $5.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,244             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(755)

  Accumulation unit value:
    Beginning of period                        $9.67             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          628              N/A              N/A              N/A

JNL/MCM Financial Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          632              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(755)

  Accumulation unit value:
    Beginning of period                       $16.51             N/A              N/A              N/A
    End of period                             $21.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          741              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(755)

  Accumulation unit value:
    Beginning of period                        $9.06             N/A              N/A              N/A
    End of period                             $12.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,458             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.955%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(673)

  Accumulation unit value:
    Beginning of period                        $8.84            $8.15             N/A              N/A
    End of period                              $8.10            $8.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               172              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                       $10.85            $9.59             N/A              N/A
    End of period                             $11.61           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               147              N/A              N/A

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.16             N/A              N/A
    End of period                             $10.39           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               138              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(673)

  Accumulation unit value:
    Beginning of period                       $16.96           $14.74             N/A              N/A
    End of period                             $17.94           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               95               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(673)

  Accumulation unit value:
    Beginning of period                        $9.17            $8.27             N/A              N/A
    End of period                             $12.23            $9.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               170              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.56             N/A              N/A              N/A
    End of period                              $7.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $21.75             N/A              N/A              N/A
    End of period                             $22.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $17.78             N/A              N/A              N/A
    End of period                             $19.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          211              N/A              N/A              N/A

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                       $19.81           $19.69             N/A              N/A
    End of period                             $20.26           $19.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,291            1,853             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $16.81             N/A              N/A              N/A
    End of period                             $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,635             N/A              N/A              N/A

JNL/Select Money Market Division(699)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.55             N/A              N/A
    End of period                             $10.50           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,981              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.38             N/A              N/A              N/A
    End of period                             $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,925             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(701)

  Accumulation unit value:
    Beginning of period                       $16.03           $15.81             N/A              N/A
    End of period                             $15.97           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,037            1,546             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $20.53             N/A              N/A              N/A
    End of period                             $22.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(736)

  Accumulation unit value:
    Beginning of period                       $28.80           $28.81             N/A              N/A
    End of period                             $31.91           $28.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,422             583              N/A              N/A

JNL/JPMorgan International Equity
Division(464)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.27            $9.63             N/A
    End of period                             $12.47           $11.60           $10.27             N/A
  Accumulation units outstanding
  at the end of period                        20,709           20,731           10,586             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $14.03             N/A              N/A              N/A
    End of period                             $16.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,644             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.54             N/A              N/A              N/A
    End of period                             $15.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.37             N/A              N/A              N/A
    End of period                             $17.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(709)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.99             N/A              N/A
    End of period                             $11.72           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        130,307          35,613             N/A              N/A

JNL/S&P Managed Growth Division(568)

  Accumulation unit value:
    Beginning of period                       $11.62           $10.73             N/A              N/A
    End of period                             $12.12           $11.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,284           20,269             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                       $10.04            $9.39            $8.97             N/A
    End of period                             $10.17           $10.04            $9.39             N/A
  Accumulation units outstanding
  at the end of period                        27,547            5,595             695              N/A

JNL/MCM S&P 400 MidCap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $12.28           $10.93           $10.57             N/A
    End of period                             $13.35           $12.28           $10.93             N/A
  Accumulation units outstanding
  at the end of period                        20,335            6,803             589              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(568)

  Accumulation unit value:
    Beginning of period                        $9.41            $8.13             N/A              N/A
    End of period                             $10.83            $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,223             529              N/A              N/A

JNL/PIMCO Total Return Bond Division(473)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.38           $12.38             N/A
    End of period                             $12.48           $12.56           $12.38             N/A
  Accumulation units outstanding
  at the end of period                         6,052            2,962             50               N/A

JNL/MCM Small Cap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.04           $10.71             N/A
    End of period                             $12.74           $12.59           $11.04             N/A
  Accumulation units outstanding
  at the end of period                        15,282            4,486             505              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(446)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.19           $10.22             N/A
    End of period                             $14.29           $12.99           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        17,815            5,342             527              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $12.57             N/A              N/A              N/A
    End of period                             $13.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,914             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.10             N/A              N/A              N/A
    End of period                             $16.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,601             N/A              N/A              N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.49             N/A              N/A
    End of period                             $10.49           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,542            1,059             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(701)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.67             N/A              N/A
    End of period                             $11.60           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,411            2,095             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $8.84            $8.85            $7.80             N/A
    End of period                              $8.10            $8.84            $8.85             N/A
  Accumulation units outstanding
  at the end of period                        32,989            7,084            2,047             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.74             N/A              N/A              N/A
    End of period                              $7.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.22             N/A              N/A
    End of period                             $12.67           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,252            3,412             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.26             N/A              N/A              N/A
    End of period                             $10.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(568)

  Accumulation unit value:
    Beginning of period                       $10.71            $9.41             N/A              N/A
    End of period                             $11.82           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,198             459              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.54             N/A              N/A              N/A
    End of period                              $8.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          333              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.63             N/A              N/A              N/A
    End of period                             $16.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          239              N/A              N/A              N/A

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                       $10.85            $8.72            $8.41             N/A
    End of period                             $11.60           $10.85            $8.72             N/A
  Accumulation units outstanding
  at the end of period                        60,259            6,859            1,946             N/A

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                       $11.02            $9.32            $8.11             N/A
    End of period                             $10.39           $11.02            $9.32             N/A
  Accumulation units outstanding
  at the end of period                        31,540            6,349            1,996             N/A

JNL/MCM Consumer Brands Sector
Division(701)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.56             N/A              N/A
    End of period                              $9.49           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,009            1,023             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(423)

  Accumulation unit value:
    Beginning of period                       $16.96           $15.51           $14.22             N/A
    End of period                             $17.93           $16.96           $15.51             N/A
  Accumulation units outstanding
  at the end of period                        18,632            4,966            1,155             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.05             N/A              N/A              N/A
    End of period                              $5.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,234             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.63             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,995             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                       $16.01           $14.44             N/A              N/A
    End of period                             $21.27           $16.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,753            1,239             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $9.17            $8.03            $7.34             N/A
    End of period                             $12.22            $9.17            $8.03             N/A
  Accumulation units outstanding
  at the end of period                        28,107            6,180            2,191             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                        $9.86             N/A              N/A              N/A
    End of period                             $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              N/A              N/A              N/A

JNL/AIM Real Estate Division(975)

  Accumulation unit value:
    Beginning of period                       $11.44             N/A              N/A              N/A
    End of period                             $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,450             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(975)

  Accumulation unit value:
    Beginning of period                       $11.25             N/A              N/A              N/A
    End of period                             $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          738              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.83             N/A              N/A
    End of period                             $10.37           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,578            8,924             N/A              N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                       $11.39            $9.72             N/A              N/A
    End of period                             $15.35           $11.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,138            7,133             N/A              N/A

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.86             N/A              N/A
    End of period                             $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        198,802           1,825             N/A              N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.86             N/A              N/A
    End of period                             $11.76           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,466             158              N/A              N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.34             N/A              N/A
    End of period                             $10.67           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,755             648              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division(736)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.28             N/A              N/A
    End of period                             $10.35           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,634             138              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 2.97%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                       $19.12             N/A              N/A              N/A
    End of period                             $20.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          447              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                       $13.21             N/A              N/A              N/A
    End of period                             $13.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          86               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(763)

  Accumulation unit value:
    Beginning of period                       $16.16             N/A              N/A              N/A
    End of period                             $15.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          340              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                       $21.71             N/A              N/A              N/A
    End of period                             $22.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          600              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $28.11             N/A              N/A              N/A
    End of period                             $31.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          307              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(763)

  Accumulation unit value:
    Beginning of period                       $16.85             N/A              N/A              N/A
    End of period                             $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          516              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(763)

  Accumulation unit value:
    Beginning of period                        $9.25             N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          342              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(763)

  Accumulation unit value:
    Beginning of period                       $12.60             N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          251              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                       $13.04             N/A              N/A              N/A
    End of period                             $13.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          664              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                       $15.41             N/A              N/A              N/A
    End of period                             $16.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          561              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(763)

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          367              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(763)

  Accumulation unit value:
    Beginning of period                       $12.16             N/A              N/A              N/A
    End of period                             $12.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,065             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(763)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          308              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          220              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(763)

  Accumulation unit value:
    Beginning of period                       $17.23             N/A              N/A              N/A
    End of period                             $21.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          183              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,653             N/A              N/A              N/A

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,643             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,800             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $12.27           $10.78             N/A              N/A
    End of period                             $13.34           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,158              -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(786)

  Accumulation unit value:
    Beginning of period                       $12.11             N/A              N/A              N/A
    End of period                             $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,190             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(786)

  Accumulation unit value:
    Beginning of period                       $13.22             N/A              N/A              N/A
    End of period                             $14.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,204             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                       $10.47             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,338             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,419             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                       $19.74           $18.65             N/A              N/A
    End of period                             $20.17           $19.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,599            1,116             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(566)

  Accumulation unit value:
    Beginning of period                         N/A            $13.54             N/A              N/A
    End of period                               N/A            $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.10             N/A              N/A
    End of period                             $13.27           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(566)

  Accumulation unit value:
    Beginning of period                       $15.97           $15.28             N/A              N/A
    End of period                             $15.90           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                       $22.10           $21.09             N/A              N/A
    End of period                             $22.76           $22.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                       $15.05           $14.65             N/A              N/A
    End of period                             $15.10           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,420             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.86             N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          329              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.73             N/A              N/A              N/A
    End of period                             $13.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          255              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.46             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,498             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(566)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.26             N/A              N/A
    End of period                             $12.43           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.34             N/A              N/A              N/A
    End of period                             $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          263              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.22             N/A              N/A              N/A
    End of period                             $14.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(566)

  Accumulation unit value:
    Beginning of period                       $15.46           $13.72             N/A              N/A
    End of period                             $16.32           $15.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          307              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.17             N/A              N/A              N/A
    End of period                              $8.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,909             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(566)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.27             N/A              N/A
    End of period                             $12.64           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/FMR Balanced Division(566)

  Accumulation unit value:
    Beginning of period                        $9.46            $8.97             N/A              N/A
    End of period                             $10.11            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,317            2,332             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(579)

  Accumulation unit value:
    Beginning of period                       $10.69            $9.03             N/A              N/A
    End of period                             $11.80           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $11.37             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,820             N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,038             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.56             N/A              N/A              N/A
    End of period                             $17.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,839             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.23             N/A              N/A              N/A
    End of period                              $5.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,547             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.98             N/A              N/A              N/A
    End of period                             $21.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,914             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $12.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,897             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(566)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.31             N/A              N/A
    End of period                             $11.06           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,410             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $11.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,351             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,529             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,545             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                        $7.60            $6.95             N/A              N/A
    End of period                              $7.69            $7.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          989             1,019             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $16.30             N/A              N/A              N/A
    End of period                             $18.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                       $22.36           $21.14             N/A              N/A
    End of period                             $22.71           $22.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              257              N/A              N/A

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $19.87           $17.50             N/A              N/A
    End of period                             $19.65           $19.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          238              254              N/A              N/A

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                       $19.72           $18.52             N/A              N/A
    End of period                             $20.15           $19.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,618             168              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $17.29           $15.43             N/A              N/A
    End of period                             $18.25           $17.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,279            1,292             N/A              N/A

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $16.98           $15.98             N/A              N/A
    End of period                             $17.28           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          932              849              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(663)

  Accumulation unit value:
    Beginning of period                         N/A            $13.75             N/A              N/A
    End of period                               N/A            $13.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.91             N/A              N/A
    End of period                             $13.25           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              243              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $15.95           $14.98             N/A              N/A
    End of period                             $15.89           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,593             955              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $22.08           $20.85             N/A              N/A
    End of period                             $22.73           $22.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,227            2,712             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $28.66           $26.23             N/A              N/A
    End of period                             $31.74           $28.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,497            1,338             N/A              N/A

JNL/JPMorgan International Equity
Division(607)

  Accumulation unit value:
    Beginning of period                       $11.54           $10.26             N/A              N/A
    End of period                             $12.40           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,273            1,317             N/A              N/A

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.74             N/A              N/A
    End of period                             $16.40           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,604            3,634             N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $15.04           $13.96             N/A              N/A
    End of period                             $15.09           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          958              789              N/A              N/A

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                       $17.13           $14.96             N/A              N/A
    End of period                             $17.04           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          684              724              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $11.31           $10.53             N/A              N/A
    End of period                             $11.68           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,873            9,020             N/A              N/A

JNL/S&P Managed Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.44             N/A              N/A
    End of period                             $12.08           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,474           41,589             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.48             N/A              N/A
    End of period                             $11.98           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,171            7,171             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                         N/A             $9.29             N/A              N/A
    End of period                               N/A             $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(657)

  Accumulation unit value:
    Beginning of period                         N/A             $9.44             N/A              N/A
    End of period                               N/A             $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.41             N/A              N/A
    End of period                             $10.15           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,178           17,882             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                       $12.26           $10.97             N/A              N/A
    End of period                             $13.33           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,430           16,873             N/A              N/A

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                        $8.89            $8.11             N/A              N/A
    End of period                              $8.05            $8.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               275              N/A              N/A

JNL/JPMorgan International Value
Division(585)

  Accumulation unit value:
    Beginning of period                        $9.37            $7.86             N/A              N/A
    End of period                             $10.79            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,729            2,666             N/A              N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.09             N/A              N/A
    End of period                             $12.42           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,410           12,110             N/A              N/A

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                       $12.57           $10.98             N/A              N/A
    End of period                             $12.71           $12.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,309           11,653             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.12             N/A              N/A
    End of period                             $14.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,615            9,963             N/A              N/A

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.48             N/A              N/A
    End of period                             $13.31           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,733            4,094             N/A              N/A

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                       $15.45           $13.19             N/A              N/A
    End of period                             $16.31           $15.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,080            6,606             N/A              N/A

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                       $10.60           $10.63             N/A              N/A
    End of period                             $10.47           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,709           12,854             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.43             N/A              N/A
    End of period                             $11.56           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,017            3,663             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                         N/A             $9.55             N/A              N/A
    End of period                               N/A             $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(603)

  Accumulation unit value:
    Beginning of period                         N/A             $9.89             N/A              N/A
    End of period                               N/A             $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division(586)

  Accumulation unit value:
    Beginning of period                        $8.82            $8.25             N/A              N/A
    End of period                              $8.07            $8.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,329           23,059             N/A              N/A

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                        $7.03            $6.04             N/A              N/A
    End of period                              $7.65            $7.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,554            9,952             N/A              N/A

JNL/T. Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.14             N/A              N/A
    End of period                             $12.63           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,919            2,822             N/A              N/A

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                        $9.46            $8.72             N/A              N/A
    End of period                             $10.10            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,916            7,017             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(606)

  Accumulation unit value:
    Beginning of period                       $10.69            $9.43             N/A              N/A
    End of period                             $11.80           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,892            3,463             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                       $15.85           $14.72             N/A              N/A
    End of period                             $16.63           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,275             14               N/A              N/A

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                       $10.82            $8.68             N/A              N/A
    End of period                             $11.57           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,786           18,359             N/A              N/A

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                       $10.99            $9.40             N/A              N/A
    End of period                             $10.36           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,877           19,404             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(663)

  Accumulation unit value:
    Beginning of period                        $9.99            $8.99             N/A              N/A
    End of period                              $9.46            $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,199            7,862             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                       $16.91           $14.59             N/A              N/A
    End of period                             $17.87           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,101           14,487             N/A              N/A

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                        $5.26            $5.17             N/A              N/A
    End of period                              $5.22            $5.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,579            7,878             N/A              N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.99             N/A              N/A
    End of period                             $10.33            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,294            6,941             N/A              N/A

JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.04             N/A              N/A
    End of period                             $11.46           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,316            8,517             N/A              N/A

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                       $15.97           $13.92             N/A              N/A
    End of period                             $21.20           $15.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,578            1,990             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(586)

  Accumulation unit value:
    Beginning of period                        $9.15            $7.79             N/A              N/A
    End of period                             $12.18            $9.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,513           20,531             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.32             N/A              N/A
    End of period                             $11.93           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,192            5,152             N/A              N/A

JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.29             N/A              N/A
    End of period                             $11.06           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,329            7,376             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.43             N/A              N/A
    End of period                             $10.37           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,677            1,568             N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A
    End of period                             $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,119             N/A              N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.72             N/A              N/A
    End of period                             $11.67           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        160,387           3,364             N/A              N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.10             N/A              N/A
    End of period                             $11.76           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        109,037          14,552             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,074             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,047             N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.045%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                       $19.65           $18.41             N/A              N/A
    End of period                             $20.07           $19.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              586              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(575)

  Accumulation unit value:
    Beginning of period                         N/A            $13.10             N/A              N/A
    End of period                               N/A            $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(575)

  Accumulation unit value:
    Beginning of period                       $15.90           $14.84             N/A              N/A
    End of period                             $15.83           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                       $22.01           $21.07             N/A              N/A
    End of period                             $22.65           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               649              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $28.57           $25.66             N/A              N/A
    End of period                             $31.62           $28.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          550              951              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.68             N/A              N/A
    End of period                             $11.65           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,345            1,026             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.57             N/A              N/A
    End of period                             $10.14           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,486            2,486             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(522)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.14             N/A              N/A
    End of period                             $13.31           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,073            2,073             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(575)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.04             N/A              N/A
    End of period                             $12.39           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Small Cap Index Division(522)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.27             N/A              N/A
    End of period                             $12.70           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,050            2,050             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(451)

  Accumulation unit value:
    Beginning of period                        $8.80            $8.82            $7.91             N/A
    End of period                              $8.05            $8.80            $8.82             N/A
  Accumulation units outstanding
  at the end of period                         1,398            1,223            1,127             N/A

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                        $7.02            $6.37             N/A              N/A
    End of period                              $7.63            $7.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,123            2,068             N/A              N/A

JNL/T. Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.09             N/A              N/A
    End of period                             $12.61           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,264             972              N/A              N/A

JNL/FMR Balanced Division(560)

  Accumulation unit value:
    Beginning of period                        $9.44            $8.93             N/A              N/A
    End of period                             $10.08            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              3,249             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(561)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.64             N/A              N/A
    End of period                             $11.78           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,576             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                       $10.80            $8.69            $8.41             N/A
    End of period                             $11.54           $10.80            $8.69             N/A
  Accumulation units outstanding
  at the end of period                         1,006            1,003            1,060             N/A

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.28            $8.32             N/A
    End of period                             $10.33           $10.97            $9.28             N/A
  Accumulation units outstanding
  at the end of period                         1,096             978             1,071             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(451)

  Accumulation unit value:
    Beginning of period                       $16.88           $15.46           $15.13             N/A
    End of period                             $17.83           $16.88           $15.46             N/A
  Accumulation units outstanding
  at the end of period                          653              649              589              N/A

JNL/MCM Technology Sector Division(560)

  Accumulation unit value:
    Beginning of period                        $5.25            $5.18             N/A              N/A
    End of period                              $5.21            $5.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,320             N/A              N/A

JNL/MCM Healthcare Sector Division(560)

  Accumulation unit value:
    Beginning of period                        $9.87           $10.26             N/A              N/A
    End of period                             $10.31            $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               666              N/A              N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.18             N/A              N/A
    End of period                             $11.43           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               671              N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $15.94           $13.55             N/A              N/A
    End of period                             $21.15           $15.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               504              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(451)

  Accumulation unit value:
    Beginning of period                        $9.13            $8.00            $7.34             N/A
    End of period                             $12.16            $9.13            $8.00             N/A
  Accumulation units outstanding
  at the end of period                          958             5,955            1,214             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.08             N/A              N/A
    End of period                             $11.91           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          681              521              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.21             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          673              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,047             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.05%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.49             N/A              N/A              N/A
    End of period                             $18.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.35             N/A              N/A              N/A
    End of period                             $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $20.14             N/A              N/A              N/A
    End of period                             $22.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $26.45             N/A              N/A              N/A
    End of period                             $31.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.06             N/A              N/A              N/A
    End of period                             $12.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,041             N/A              N/A              N/A

JNL/S&P Managed Growth Division(737)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.55             N/A              N/A
    End of period                             $12.04           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,743           11,706             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.50             N/A              N/A
    End of period                             $10.14           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(565)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.37             N/A              N/A
    End of period                             $13.31           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          549               -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.00             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(565)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.57             N/A              N/A
    End of period                             $12.69           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          565               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(565)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.54             N/A              N/A
    End of period                             $14.24           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,064              -               N/A              N/A

JNL/Lazard Small Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.72             N/A              N/A
    End of period                             $13.27           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Lazard Mid Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                       $15.40           $13.55             N/A              N/A
    End of period                             $16.26           $15.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.45             N/A              N/A
    End of period                             $10.46           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.66             N/A              N/A              N/A
    End of period                              $8.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          336              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A
    End of period                             $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                        $9.44            $8.78             N/A              N/A
    End of period                             $10.08            $9.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.21             N/A              N/A
    End of period                             $11.77           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Oppenheimer Growth Division(616)

  Accumulation unit value:
    Beginning of period                        $7.72            $7.35             N/A              N/A
    End of period                              $8.18            $7.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.59             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          266              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          263              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.26             N/A              N/A              N/A
    End of period                             $17.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          168              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.25             N/A              N/A              N/A
    End of period                             $21.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          277              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.97             N/A              N/A              N/A
    End of period                             $15.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(583)

  Accumulation unit value:
    Beginning of period                        $7.58            $6.86             N/A              N/A
    End of period                              $7.67            $7.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,588              -               N/A              N/A

JNL/FMR Capital Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $17.90           $15.58             N/A              N/A
    End of period                             $18.43           $17.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,246             288              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $20.40             N/A              N/A              N/A
    End of period                             $22.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          30               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                       $19.62           $19.07             N/A              N/A
    End of period                             $20.04           $19.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,923             369              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(690)

  Accumulation unit value:
    Beginning of period                       $17.21           $15.23             N/A              N/A
    End of period                             $18.15           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,583             986              N/A              N/A

JNL/Putnam Value Equity Division(699)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.37             N/A              N/A
    End of period                             $17.19           $16.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,099             429              N/A              N/A

JNL/Select Money Market Division(707)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.44             N/A              N/A
    End of period                             $10.39           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,614            4,541             N/A              N/A

JNL/PPM America High Yield Bond
Division(521)

  Accumulation unit value:
    Beginning of period                         N/A            $13.45             N/A              N/A
    End of period                               N/A            $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                       $13.28           $13.15             N/A              N/A
    End of period                             $13.18           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,362             538              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.85             N/A              N/A              N/A
    End of period                             $15.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,570             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $21.98           $19.78             N/A              N/A
    End of period                             $22.61           $21.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,493            7,721             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $28.53           $25.22             N/A              N/A
    End of period                             $31.57           $28.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,718            3,447             N/A              N/A

JNL/JPMorgan International Equity
Division(687)

  Accumulation unit value:
    Beginning of period                       $11.49           $10.19             N/A              N/A
    End of period                             $12.33           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,932            9,306             N/A              N/A

JNL/Alger Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $14.98           $13.55             N/A              N/A
    End of period                             $16.31           $14.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,666             511              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.85             N/A              N/A              N/A
    End of period                             $15.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(583)

  Accumulation unit value:
    Beginning of period                       $17.05           $14.59             N/A              N/A
    End of period                             $16.96           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,720              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(560)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.72             N/A              N/A
    End of period                             $11.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,857            7,500             N/A              N/A

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $11.55           $10.67             N/A              N/A
    End of period                             $12.03           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,897           39,349             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.49             N/A              N/A              N/A
    End of period                             $11.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,071             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(616)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32             N/A              N/A
    End of period                               N/A             $9.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.51             N/A              N/A
    End of period                             $10.13           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,357            2,294             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(560)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.32             N/A              N/A
    End of period                             $13.30           $12.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,373            1,778             N/A              N/A

JNL/Alliance Capital Growth Division(690)

  Accumulation unit value:
    Beginning of period                        $8.86            $7.98             N/A              N/A
    End of period                              $8.02            $8.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,914             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.42             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,897             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $12.47           $12.41             N/A              N/A
    End of period                             $12.37           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,190           10,232             N/A              N/A

JNL/MCM Small Cap Index Division(560)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.52             N/A              N/A
    End of period                             $12.69           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,658            1,131             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(560)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.51             N/A              N/A
    End of period                             $14.23           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,258            1,395             N/A              N/A

JNL/Lazard Small Cap Value Division(687)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.53             N/A              N/A
    End of period                             $13.26           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,959            2,401             N/A              N/A

JNL/Lazard Mid Cap Value Division(583)

  Accumulation unit value:
    Beginning of period                       $15.39           $12.97             N/A              N/A
    End of period                             $16.25           $15.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,684            2,500             N/A              N/A

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.48             N/A              N/A
    End of period                             $10.45           $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,390             490              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.68           $11.40             N/A              N/A
    End of period                             $11.52           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,992            3,007             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(461)

  Accumulation unit value:
    Beginning of period                        $8.79            $8.81            $7.95             N/A
    End of period                              $8.04            $8.79            $8.81             N/A
  Accumulation units outstanding
  at the end of period                        94,573           30,149             592              N/A

JNL/Putnam Midcap Growth Division(687)

  Accumulation unit value:
    Beginning of period                        $7.01            $6.17             N/A              N/A
    End of period                              $7.63            $7.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,623            2,736             N/A              N/A

JNL/T. Rowe Price Value Division(678)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.32             N/A              N/A
    End of period                             $12.59           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,488           22,953             N/A              N/A

JNL/FMR Balanced Division(684)

  Accumulation unit value:
    Beginning of period                        $9.43            $8.77             N/A              N/A
    End of period                             $10.07            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,109            4,093             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $10.67            $9.62             N/A              N/A
    End of period                             $11.77           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,140            5,793             N/A              N/A

JNL/Oppenheimer Growth Division(521)

  Accumulation unit value:
    Beginning of period                        $7.72            $7.73             N/A              N/A
    End of period                              $8.17            $7.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,838           18,828             N/A              N/A

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                       $15.84           $14.02             N/A              N/A
    End of period                             $16.62           $15.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,876             583              N/A              N/A

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                       $10.79            $8.68            $8.13             N/A
    End of period                             $11.53           $10.79            $8.68             N/A
  Accumulation units outstanding
  at the end of period                        70,484           17,885             573              N/A

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.27            $8.37             N/A
    End of period                             $10.32           $10.96            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        68,439           17,519             565              N/A

JNL/MCM Consumer Brands Sector
Division(684)

  Accumulation unit value:
    Beginning of period                        $9.97            $8.88             N/A              N/A
    End of period                              $9.43            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,590             996              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(461)

  Accumulation unit value:
    Beginning of period                       $16.86           $15.44           $15.53             N/A
    End of period                             $17.82           $16.86           $15.44             N/A
  Accumulation units outstanding
  at the end of period                        43,902           13,597             313              N/A

JNL/MCM Technology Sector Division(684)

  Accumulation unit value:
    Beginning of period                        $5.24            $4.68             N/A              N/A
    End of period                              $5.21            $5.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,127            5,749             N/A              N/A

JNL/MCM Healthcare Sector Division(684)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.06             N/A              N/A
    End of period                             $10.30            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,807            3,476             N/A              N/A

JNL/MCM Financial Sector Division(708)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.71             N/A              N/A
    End of period                             $11.42           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          999              408              N/A              N/A

JNL/MCM Oil & Gas Sector Division(708)

  Accumulation unit value:
    Beginning of period                       $15.92           $15.67             N/A              N/A
    End of period                             $21.12           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,785             442              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $3.91             N/A              N/A              N/A
    End of period                              $4.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,218             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(461)

  Accumulation unit value:
    Beginning of period                        $9.12            $7.99            $7.48             N/A
    End of period                             $12.14            $9.12            $7.99             N/A
  Accumulation units outstanding
  at the end of period                        72,327           20,989             630              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $11.32           $10.71             N/A              N/A
    End of period                             $11.90           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,492             646              N/A              N/A

JNL/AIM Large Cap Growth Division(684)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.73             N/A              N/A
    End of period                             $11.04           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,083            3,076             N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,415             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(858)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $11.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,529             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          396              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,330             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.99             N/A              N/A              N/A
    End of period                             $15.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,963             N/A              N/A              N/A

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.88             N/A              N/A
    End of period                             $11.66           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        331,412            956              N/A              N/A

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.61             N/A              N/A
    End of period                             $11.75           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,339             672              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          773              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.07%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.54             N/A              N/A
    End of period                             $10.13           $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,875            5,982             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.45             N/A              N/A
    End of period                             $13.30           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,391            1,831             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.64             N/A              N/A
    End of period                             $12.68           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,786            1,363             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.12             N/A              N/A              N/A
    End of period                              $8.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(563)

  Accumulation unit value:
    Beginning of period                       $10.66            $9.73             N/A              N/A
    End of period                             $11.76           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,407            1,080             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                       $17.40             N/A              N/A              N/A
    End of period                             $17.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $21.29             N/A              N/A              N/A
    End of period                             $21.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.55             N/A              N/A              N/A
    End of period                             $19.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.10             N/A              N/A              N/A
    End of period                             $13.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.71             N/A              N/A              N/A
    End of period                             $15.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $27.85             N/A              N/A              N/A
    End of period                             $31.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.49             N/A              N/A              N/A
    End of period                             $16.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,974             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A
    End of period                             $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.00             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.18             N/A              N/A              N/A
    End of period                             $14.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.23             N/A              N/A              N/A
    End of period                             $16.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.01             N/A              N/A              N/A
    End of period                             $16.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $10.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.60             N/A              N/A              N/A
    End of period                              $9.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.54             N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,654             N/A              N/A              N/A

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.45             N/A              N/A
    End of period                             $11.66           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,868            9,758             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,456             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.47             N/A              N/A              N/A
    End of period                              $7.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(678)

  Accumulation unit value:
    Beginning of period                       $22.15           $20.45             N/A              N/A
    End of period                             $22.47           $22.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          254              254              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $18.57             N/A              N/A              N/A
    End of period                             $19.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.99             N/A              N/A              N/A
    End of period                             $19.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(635)

  Accumulation unit value:
    Beginning of period                         N/A            $13.40             N/A              N/A
    End of period                               N/A            $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.31             N/A              N/A              N/A
    End of period                             $13.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          968              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.85             N/A              N/A              N/A
    End of period                             $15.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          430              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.18             N/A              N/A              N/A
    End of period                             $22.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                       $28.39           $23.33             N/A              N/A
    End of period                             $31.40           $28.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003             939              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.10             N/A              N/A
    End of period                             $16.88           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              112              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,639             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                        $9.99            $9.32             N/A              N/A
    End of period                             $10.11            $9.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              4,166             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(680)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.02             N/A              N/A
    End of period                             $13.27           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          153             1,000             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(705)

  Accumulation unit value:
    Beginning of period                        $9.31            $8.78             N/A              N/A
    End of period                             $10.70            $9.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          230              206              N/A              N/A

JNL/PIMCO Total Return Bond Division(635)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.32             N/A              N/A
    End of period                             $12.32           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,779            1,162             N/A              N/A

JNL/MCM Small Cap Index Division(680)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.18             N/A              N/A
    End of period                             $12.66           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               556              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(680)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.59             N/A              N/A
    End of period                             $14.20           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          146              818              N/A              N/A

JNL/Lazard Small Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.86             N/A              N/A
    End of period                             $13.21           $13.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          706              438              N/A              N/A

JNL/Lazard Mid Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $15.34           $13.86             N/A              N/A
    End of period                             $16.18           $15.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          976              751              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          23               N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.36             N/A              N/A
    End of period                             $11.47           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,165            1,089             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(680)

  Accumulation unit value:
    Beginning of period                        $8.77            $8.17             N/A              N/A
    End of period                              $8.02            $8.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,902             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.62             N/A              N/A              N/A
    End of period                              $7.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Value Division(705)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.74             N/A              N/A
    End of period                             $12.56           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          739              154              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                             $10.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(705)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.01             N/A              N/A
    End of period                             $11.74           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              181              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                       $10.76            $8.78             N/A              N/A
    End of period                             $11.49           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,637            2,192             N/A              N/A

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                       $10.93            $9.41             N/A              N/A
    End of period                             $10.29           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,955            3,061             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(635)

  Accumulation unit value:
    Beginning of period                       $16.82           $13.03             N/A              N/A
    End of period                             $17.76           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,170            1,221             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.03             N/A              N/A              N/A
    End of period                              $5.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.43             N/A              N/A
    End of period                             $10.26            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          286              288              N/A              N/A

JNL/MCM Financial Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.38             N/A              N/A
    End of period                             $11.39           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,045             752              N/A              N/A

JNL/MCM Oil & Gas Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $15.88           $15.75             N/A              N/A
    End of period                             $21.06           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          707              508              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(680)

  Accumulation unit value:
    Beginning of period                        $9.10            $8.25             N/A              N/A
    End of period                             $12.10            $9.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,882             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.21             N/A              N/A              N/A
    End of period                             $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.22             N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,701             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,678             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.44             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.12%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(958)

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A
    End of period                             $13.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,808             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(958)

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A
    End of period                             $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,039             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(958)

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,188             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(958)

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,803             N/A              N/A              N/A

JNL/MCM VIP Division(958)

  Accumulation unit value:
    Beginning of period                       $11.75             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,698             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 3.145%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(673)

  Accumulation unit value:
    Beginning of period                       $19.62           $17.69             N/A              N/A
    End of period                             $19.37           $19.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              259              N/A              N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                       $19.46           $18.25             N/A              N/A
    End of period                             $19.86           $19.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(673)

  Accumulation unit value:
    Beginning of period                       $16.76           $15.51             N/A              N/A
    End of period                             $17.04           $16.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          487              592              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $28.29           $25.43             N/A              N/A
    End of period                             $31.29           $28.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                       $14.87           $13.45             N/A              N/A
    End of period                             $14.90           $14.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          562              682              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.61             N/A              N/A
    End of period                             $11.56           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          723              878              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.44             N/A              N/A
    End of period                             $10.10            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          893              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.55             N/A              N/A              N/A
    End of period                             $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(558)

  Accumulation unit value:
    Beginning of period                       $15.30           $13.49             N/A              N/A
    End of period                             $16.14           $15.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          276              336              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A
    End of period                             $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.04             N/A              N/A
    End of period                             $12.53           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/FMR Balanced Division(558)

  Accumulation unit value:
    Beginning of period                        $9.40            $8.86             N/A              N/A
    End of period                             $10.03            $9.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.18             N/A              N/A              N/A
    End of period                              $5.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.83             N/A              N/A              N/A
    End of period                             $21.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,138             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(673)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.04             N/A              N/A
    End of period                             $11.86           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          752              914              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.21             N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.79             N/A              N/A              N/A
    End of period                             $15.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,307             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.15%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.31             N/A              N/A              N/A
    End of period                             $18.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.47             N/A              N/A              N/A
    End of period                             $17.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           8               N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          22               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.18             N/A              N/A              N/A
    End of period                             $13.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,851             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.80             N/A              N/A              N/A
    End of period                             $15.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          21               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.45             N/A              N/A              N/A
    End of period                             $22.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          936              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $28.10             N/A              N/A              N/A
    End of period                             $31.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A
    End of period                             $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          11               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.79             N/A              N/A              N/A
    End of period                             $14.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,543             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.91             N/A              N/A              N/A
    End of period                             $16.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          735              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(580)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.21             N/A              N/A
    End of period                             $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Growth Division(728)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.30             N/A              N/A
    End of period                             $11.95           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,380           14,160             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.58             N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,973             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.36             N/A              N/A              N/A
    End of period                             $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,056             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.16             N/A              N/A              N/A
    End of period                             $13.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          926              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.41             N/A              N/A              N/A
    End of period                             $16.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,093             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.57             N/A              N/A              N/A
    End of period                             $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(728)

  Accumulation unit value:
    Beginning of period                        $8.74            $8.59             N/A              N/A
    End of period                              $7.99            $8.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,329             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A
    End of period                             $12.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,663             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,205             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.39             N/A              N/A              N/A
    End of period                             $16.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          317              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.17             N/A              N/A              N/A
    End of period                              $5.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          540              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.99             N/A              N/A              N/A
    End of period                             $21.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          668              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          49               N/A              N/A              N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          504              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(728)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.58             N/A              N/A
    End of period                             $10.35           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               945              N/A              N/A

JNL/MCM Value Line 25 Division(728)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.23             N/A              N/A
    End of period                             $15.31           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               891              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.83             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          429              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.16%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $16.78             N/A              N/A              N/A
    End of period                             $18.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          291              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division(695)

  Accumulation unit value:
    Beginning of period                       $19.59           $18.37             N/A              N/A
    End of period                             $19.34           $19.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          358              475              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.31             N/A              N/A              N/A
    End of period                             $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,103             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.74             N/A              N/A              N/A
    End of period                             $15.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                       $21.76           $20.23             N/A              N/A
    End of period                             $22.37           $21.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          923             2,120             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(573)

  Accumulation unit value:
    Beginning of period                       $28.25           $25.18             N/A              N/A
    End of period                             $31.24           $28.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          840             1,686             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $12.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(616)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.44             N/A              N/A
    End of period                             $11.55           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,093           18,599             N/A              N/A

JNL/S&P Managed Growth Division(555)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.94             N/A              N/A
    End of period                             $11.94           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,818           13,821             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(602)

  Accumulation unit value:
    Beginning of period                       $11.26           $10.42             N/A              N/A
    End of period                             $11.84           $11.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,330              -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.34             N/A              N/A
    End of period                             $10.09            $9.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,886            6,645             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(713)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.82             N/A              N/A
    End of period                             $13.25           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,045            3,106             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.90             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.52             N/A              N/A              N/A
    End of period                             $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,174             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(695)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.33             N/A              N/A
    End of period                             $12.64           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,031            4,523             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.27             N/A              N/A
    End of period                             $14.17           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,074            4,528             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.55             N/A              N/A              N/A
    End of period                             $13.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.12             N/A              N/A              N/A
    End of period                             $16.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                       $10.55           $10.58             N/A              N/A
    End of period                             $10.41           $10.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,717            5,109             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(695)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.48             N/A              N/A
    End of period                             $11.42           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,006             771              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(665)

  Accumulation unit value:
    Beginning of period                        $8.74            $8.35             N/A              N/A
    End of period                              $7.99            $8.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,057            4,365             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.91             N/A              N/A              N/A
    End of period                              $7.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          570              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(555)

  Accumulation unit value:
    Beginning of period                        $9.39            $8.98             N/A              N/A
    End of period                             $10.02            $9.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,728            3,961             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.39             N/A              N/A
    End of period                             $11.45           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,929            2,739             N/A              N/A

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.94             N/A              N/A
    End of period                             $10.26           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,279            2,655             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.43             N/A              N/A              N/A
    End of period                              $9.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(665)

  Accumulation unit value:
    Beginning of period                       $16.77           $14.36             N/A              N/A
    End of period                             $17.70           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,237            1,211             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $21.54             N/A              N/A              N/A
    End of period                             $20.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          587              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(665)

  Accumulation unit value:
    Beginning of period                        $9.07            $8.08             N/A              N/A
    End of period                             $12.06            $9.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,419            2,203             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.29             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          611              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,613             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.11             N/A              N/A              N/A
    End of period                             $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,284             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $12.87             N/A              N/A              N/A
    End of period                             $15.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,771             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,367            N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,305             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,314             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          130              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(794)

  Accumulation unit value:
    Beginning of period                       $12.22             N/A              N/A              N/A
    End of period                             $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,340             N/A              N/A              N/A

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,027             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.21%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $17.65           $15.41             N/A              N/A
    End of period                             $18.14           $17.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $21.93           $20.64             N/A              N/A
    End of period                             $22.23           $21.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,296             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.16             N/A              N/A              N/A
    End of period                             $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.09             N/A              N/A              N/A
    End of period                             $22.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,345             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                       $16.84           $14.97             N/A              N/A
    End of period                             $16.72           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,772              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,765             N/A              N/A              N/A

JNL/S&P Managed Growth Division(557)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.74             N/A              N/A
    End of period                             $11.89           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          671              460              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(725)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.08             N/A              N/A
    End of period                             $11.79           $11.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          856              469              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.05             N/A              N/A
    End of period                             $10.07            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,379           32,425             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(569)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.92             N/A              N/A
    End of period                             $13.22           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,130            7,901             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(569)

  Accumulation unit value:
    Beginning of period                        $9.25            $7.96             N/A              N/A
    End of period                             $10.62            $9.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PIMCO Total Return Bond Division(570)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.07             N/A              N/A
    End of period                             $12.23           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,698            1,152             N/A              N/A

JNL/MCM Small Cap Index Division(633)

  Accumulation unit value:
    Beginning of period                       $12.50           $10.53             N/A              N/A
    End of period                             $12.61           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,972            5,366             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(551)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.62             N/A              N/A
    End of period                             $14.15           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,726              -               N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $12.27             N/A              N/A              N/A
    End of period                             $13.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          832              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(569)

  Accumulation unit value:
    Beginning of period                       $15.24           $13.15             N/A              N/A
    End of period                             $16.06           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,839              -               N/A              N/A

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                       $10.53           $10.51             N/A              N/A
    End of period                             $10.39           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $11.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $8.72            $8.71             N/A              N/A
    End of period                              $7.97            $8.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Putnam Midcap Growth Division(569)

  Accumulation unit value:
    Beginning of period                        $6.96            $6.13             N/A              N/A
    End of period                              $7.56            $6.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $11.82             N/A              N/A              N/A
    End of period                             $12.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,863             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.27             N/A              N/A
    End of period                             $11.69           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,886           11,345             N/A              N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                        $7.68            $7.50             N/A              N/A
    End of period                              $8.12            $7.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,604            3,032             N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.49             N/A              N/A
    End of period                             $11.42           $10.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          108              103              N/A              N/A

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                       $10.87            $9.56             N/A              N/A
    End of period                             $10.22           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                        $9.88            $9.30             N/A              N/A
    End of period                              $9.34            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                       $16.73           $15.61             N/A              N/A
    End of period                             $17.64           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               68               N/A              N/A

JNL/MCM Technology Sector Division(594)

  Accumulation unit value:
    Beginning of period                        $5.20            $5.14             N/A              N/A
    End of period                              $5.16            $5.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Healthcare Sector Division(594)

  Accumulation unit value:
    Beginning of period                        $9.78           $10.10             N/A              N/A
    End of period                             $10.20            $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.20             N/A              N/A
    End of period                             $11.31           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Oil & Gas Sector Division(565)

  Accumulation unit value:
    Beginning of period                       $15.79           $13.35             N/A              N/A
    End of period                             $20.92           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Communications Sector
Division(594)

  Accumulation unit value:
    Beginning of period                        $4.13            $3.72             N/A              N/A
    End of period                              $4.04            $4.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,207              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(551)

  Accumulation unit value:
    Beginning of period                        $9.05            $8.31             N/A              N/A
    End of period                             $12.03            $9.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          930              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,855             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                       $11.38           $11.10             N/A              N/A
    End of period                             $15.30           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              194              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,364             N/A              N/A              N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.74             N/A              N/A
    End of period                             $11.73           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,010             267              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.245%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(884)

  Accumulation unit value:
    Beginning of period                       $11.33             N/A              N/A              N/A
    End of period                             $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,092             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.255%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(630)

  Accumulation unit value:
    Beginning of period                        $8.70            $8.17             N/A              N/A
    End of period                              $7.94            $8.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,966            2,496             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                       $10.67            $8.96             N/A              N/A
    End of period                             $11.38           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,221            2,276             N/A              N/A

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                       $10.85            $9.66             N/A              N/A
    End of period                             $10.19           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,315            2,113             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(630)

  Accumulation unit value:
    Beginning of period                       $16.68           $13.93             N/A              N/A
    End of period                             $17.59           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,356            1,464             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(630)

  Accumulation unit value:
    Beginning of period                        $9.02            $7.69             N/A              N/A
    End of period                             $11.99            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,227            2,653             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.26%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $20.80             N/A              N/A              N/A
    End of period                             $22.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,748             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.11             N/A              N/A              N/A
    End of period                             $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,424             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $27.00             N/A              N/A              N/A
    End of period                             $30.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $13.64             N/A              N/A              N/A
    End of period                             $15.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,765             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.34             N/A              N/A              N/A
    End of period                             $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $15.76             N/A              N/A              N/A
    End of period                             $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          150              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $11.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,461             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,712             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.63             N/A              N/A              N/A
    End of period                             $10.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,577             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.27             N/A              N/A              N/A
    End of period                             $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,434             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          355              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.17             N/A              N/A              N/A
    End of period                             $12.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          736              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.11             N/A              N/A              N/A
    End of period                             $14.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          453              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(571)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.68             N/A              N/A
    End of period                             $13.05           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Lazard Mid Cap Value Division(571)

  Accumulation unit value:
    Beginning of period                       $15.18           $13.21             N/A              N/A
    End of period                             $15.99           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          958               -               N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,688             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(699)

  Accumulation unit value:
    Beginning of period                        $8.69            $8.26             N/A              N/A
    End of period                              $7.94            $8.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,613            2,663             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $11.73             N/A              N/A              N/A
    End of period                             $12.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,476             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A
    End of period                             $11.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          430              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                       $15.77           $14.39             N/A              N/A
    End of period                             $16.51           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          550               -               N/A              N/A

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                       $10.67           $10.02             N/A              N/A
    End of period                             $11.38           $10.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,981            2,196             N/A              N/A

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.25             N/A              N/A
    End of period                             $10.19           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,626            2,145             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(699)

  Accumulation unit value:
    Beginning of period                       $16.68           $15.45             N/A              N/A
    End of period                             $17.59           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,423            1,423             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          222              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $17.91             N/A              N/A              N/A
    End of period                             $20.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          139              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(699)

  Accumulation unit value:
    Beginning of period                        $9.02            $8.41             N/A              N/A
    End of period                             $11.99            $9.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,637            2,615             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,845             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A
    End of period                             $15.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,416             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,449             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,082             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $10.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,651             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.27%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,867             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.13             N/A              N/A              N/A
    End of period                              $5.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,921             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(599)

  Accumulation unit value:
    Beginning of period                       $15.74           $13.26             N/A              N/A
    End of period                             $20.84           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,374              -               N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(892)

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,723             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Accumulation Unit Values
Contract with Endorsements - 3.295%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $12.99             N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          799              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $15.50             N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          670              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(897)

  Accumulation unit value:
    Beginning of period                       $12.29             N/A              N/A              N/A
    End of period                             $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          844              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(840)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,288             N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,500             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 3.30%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(842)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A
    End of period                             $11.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,975             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,472             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(768)

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,889             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(768)

  Accumulation unit value:
    Beginning of period                        $8.46             N/A              N/A              N/A
    End of period                              $7.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,974             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,023             N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.12             N/A              N/A              N/A
    End of period                              $5.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,600             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(780)

  Accumulation unit value:
    Beginning of period                       $19.30             N/A              N/A              N/A
    End of period                             $20.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,681             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(768)

  Accumulation unit value:
    Beginning of period                        $9.33             N/A              N/A              N/A
    End of period                             $11.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,480             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,119             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division(768)

  Accumulation unit value:
    Beginning of period                       $11.05             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,549             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.31%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.14             N/A              N/A              N/A
    End of period                              $7.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.34             N/A              N/A              N/A
    End of period                             $17.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $18.73             N/A              N/A              N/A
    End of period                             $19.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.12             N/A              N/A              N/A
    End of period                             $10.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $11.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,062             N/A              N/A              N/A

JNL/S&P Managed Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.47             N/A              N/A
    End of period                             $11.80           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.22             N/A              N/A
    End of period                             $11.70           $11.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(563)

  Accumulation unit value:
    Beginning of period                         N/A             $9.50             N/A              N/A
    End of period                               N/A             $9.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.10             N/A              N/A
    End of period                             $10.03            $9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,949            4,945             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(670)

  Accumulation unit value:
    Beginning of period                       $12.16           $10.76             N/A              N/A
    End of period                             $13.17           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,077            1,124             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.27             N/A              N/A              N/A
    End of period                             $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division(670)

  Accumulation unit value:
    Beginning of period                       $12.46           $10.76             N/A              N/A
    End of period                             $12.56           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,634             737              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.37             N/A              N/A              N/A
    End of period                             $14.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          680              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          870              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.84             N/A              N/A
    End of period                               N/A             $9.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.62             N/A              N/A
    End of period                               N/A             $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division(730)

  Accumulation unit value:
    Beginning of period                        $8.67            $8.67             N/A              N/A
    End of period                              $7.91            $8.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,959             226              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(670)

  Accumulation unit value:
    Beginning of period                       $10.57            $9.05             N/A              N/A
    End of period                             $11.63           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,115            1,745             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.66             N/A              N/A
    End of period                             $11.34           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,478             184              N/A              N/A

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.77             N/A              N/A
    End of period                             $10.15           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,538             182              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(730)

  Accumulation unit value:
    Beginning of period                       $16.63           $16.45             N/A              N/A
    End of period                             $17.52           $16.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          961              119              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $17.22             N/A              N/A              N/A
    End of period                             $20.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division(730)

  Accumulation unit value:
    Beginning of period                        $8.99            $8.88             N/A              N/A
    End of period                             $11.94            $8.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,522             221              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A
    End of period                             $15.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,145             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,969             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $10.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,419             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.345%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(851)

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,626             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                       $19.03             N/A              N/A              N/A
    End of period                             $19.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,031             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(953)

  Accumulation unit value:
    Beginning of period                       $17.18             N/A              N/A              N/A
    End of period                             $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,071             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(848)

  Accumulation unit value:
    Beginning of period                       $27.41             N/A              N/A              N/A
    End of period                             $30.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(959)

  Accumulation unit value:
    Beginning of period                       $16.03             N/A              N/A              N/A
    End of period                             $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,381             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                        $9.71             N/A              N/A              N/A
    End of period                             $10.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,017             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(758)

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A
    End of period                             $13.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,690             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(841)

  Accumulation unit value:
    Beginning of period                        $8.88             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          425              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(830)

  Accumulation unit value:
    Beginning of period                       $12.25             N/A              N/A              N/A
    End of period                             $12.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,933             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(758)

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $12.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,208             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(758)

  Accumulation unit value:
    Beginning of period                       $12.59             N/A              N/A              N/A
    End of period                             $14.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,252             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          733              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(841)

  Accumulation unit value:
    Beginning of period                       $11.16             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          746              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division(959)

  Accumulation unit value:
    Beginning of period                        $7.52             N/A              N/A              N/A
    End of period                              $7.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,611             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(841)

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A
    End of period                             $12.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          355              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(830)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,049             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(830)

  Accumulation unit value:
    Beginning of period                        $7.23             N/A              N/A              N/A
    End of period                              $8.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,400             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(953)

  Accumulation unit value:
    Beginning of period                        $5.10             N/A              N/A              N/A
    End of period                              $5.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,237             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(841)

  Accumulation unit value:
    Beginning of period                       $17.91             N/A              N/A              N/A
    End of period                             $20.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          809              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(959)

  Accumulation unit value:
    Beginning of period                       $11.42             N/A              N/A              N/A
    End of period                             $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,671             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(839)

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A
    End of period                             $15.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,216             N/A              N/A              N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                       $11.06             N/A              N/A              N/A
    End of period                             $11.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,235             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.395%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(841)

  Accumulation unit value:
    Beginning of period                       $16.23             N/A              N/A              N/A
    End of period                             $16.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          189              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(783)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $11.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,676             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(797)

  Accumulation unit value:
    Beginning of period                        $9.01             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          215              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A
    End of period                             $12.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          493              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                       $14.89             N/A              N/A              N/A
    End of period                             $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          205              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(841)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          596              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.09             N/A              N/A              N/A
    End of period                              $5.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(797)

  Accumulation unit value:
    Beginning of period                       $17.89             N/A              N/A              N/A
    End of period                             $20.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          274              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          197              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,181             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.41%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,076             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.46%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.22             N/A              N/A
    End of period                              $9.97            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,185            9,386             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                        $8.46             N/A              N/A              N/A
    End of period                              $7.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,259             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,039             N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          986              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division(640)

  Accumulation unit value:
    Beginning of period                       $16.50           $12.46             N/A              N/A
    End of period                             $17.36           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          641               -               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                        $9.82             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,128             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,794             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.51%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(932)

  Accumulation unit value:
    Beginning of period                       $14.98             N/A              N/A              N/A
    End of period                             $15.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          155              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(932)

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,158             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                       $10.44           $10.32             N/A              N/A
    End of period                             $10.27           $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          544               -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(830)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $11.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          421              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                       $10.52            $8.98             N/A              N/A
    End of period                             $11.20           $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          179              179              N/A              N/A

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                       $10.70            $9.46             N/A              N/A
    End of period                             $10.03           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          190               -               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(818)

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A
    End of period                             $15.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          171              N/A              N/A              N/A

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          211              N/A              N/A              N/A

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          211              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.545%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,881             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                        $5.04             N/A              N/A              N/A
    End of period                              $5.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,929             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(861)

  Accumulation unit value:
    Beginning of period                       $18.51             N/A              N/A              N/A
    End of period                             $20.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,384             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,703             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 3.56%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.24             N/A              N/A              N/A
    End of period                              $7.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,277             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $18.42             N/A              N/A              N/A
    End of period                             $19.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,176             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.22             N/A              N/A              N/A
    End of period                             $14.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,908             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $26.62             N/A              N/A              N/A
    End of period                             $29.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $15.53             N/A              N/A              N/A
    End of period                             $16.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,028             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,322             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.71             N/A              N/A
    End of period                              $9.93            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,443            5,472             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.73             N/A              N/A
    End of period                             $13.04           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,704            4,515             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $8.84             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,539             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,892             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.22             N/A              N/A
    End of period                             $12.44           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,693            4,358             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(717)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.40             N/A              N/A
    End of period                             $13.95           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,669            4,269             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.36             N/A              N/A
    End of period                             $10.25           $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,242            5,075             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A
    End of period                             $11.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $6.73             N/A              N/A              N/A
    End of period                              $7.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $11.88             N/A              N/A              N/A
    End of period                             $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          774              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,502             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.72             N/A              N/A              N/A
    End of period                             $16.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          584              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A
    End of period                              $9.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,111             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.41             N/A              N/A              N/A
    End of period                              $9.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,714             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.47             N/A              N/A              N/A
    End of period                              $9.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,659             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A
    End of period                             $11.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,190             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $17.18             N/A              N/A              N/A
    End of period                             $20.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,542             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $11.16             N/A              N/A              N/A
    End of period                             $15.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,172             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $11.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,472             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




FIFTH THIRD PERSPECTIVE

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $7.64
    End of period                                                           $8.50              $8.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.81              $18.45
    End of period                                                          $21.76              $20.81
  Accumulation units outstanding
  at the end of period                                                      7,484              5,738

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.86              $24.69
    End of period                                                          $26.67              $25.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.99              $10.23
    End of period                                                          $23.08              $22.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.81              $21.16
    End of period                                                          $23.66              $22.81
  Accumulation units outstanding
  at the end of period                                                      1,407              1,407






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.13
    End of period                                                          $21.43              $20.00
  Accumulation units outstanding
  at the end of period                                                       302                 53

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.64              $18.34
    End of period                                                          $20.29              $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.16
    End of period                                                          $12.26              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.32
    End of period                                                            N/A               $15.88
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $14.86
    End of period                                                          $15.56              $15.43
  Accumulation units outstanding
  at the end of period                                                     10,699              3,208

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $17.31
    End of period                                                          $18.65              $18.45
  Accumulation units outstanding
  at the end of period                                                      5,697              1,773






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.54              $23.74
    End of period                                                          $26.69              $25.54
  Accumulation units outstanding
  at the end of period                                                       309                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.16              $29.58
    End of period                                                          $37.27              $33.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $11.93
    End of period                                                          $14.56              $13.35
  Accumulation units outstanding
  at the end of period                                                      5,393              1,547

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.47
    End of period                                                          $19.13              $17.29
  Accumulation units outstanding
  at the end of period                                                       645                 37

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.05              $16.01
    End of period                                                          $17.36              $17.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.41              $17.32
    End of period                                                          $19.60              $19.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.72
    End of period                                                          $10.78              $10.48
  Accumulation units outstanding
  at the end of period                                                       287                 -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.54
    End of period                                                          $14.15              $12.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.86              $9.38
    End of period                                                           $8.97              $9.86
  Accumulation units outstanding
  at the end of period                                                        -                 811

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.10
    End of period                                                          $12.14              $10.39
  Accumulation units outstanding
  at the end of period                                                       258                 -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $13.39
    End of period                                                          $13.98              $13.87
  Accumulation units outstanding
  at the end of period                                                     31,361              34,866

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $11.59
    End of period                                                          $13.50              $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $11.92
    End of period                                                          $15.14              $13.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.53              $13.04
    End of period                                                          $14.98              $14.53
  Accumulation units outstanding
  at the end of period                                                      4,184              1,122

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $14.82
    End of period                                                          $18.36              $17.13
  Accumulation units outstanding
  at the end of period                                                      5,870              1,600

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.74
    End of period                                                          $11.12              $11.08
  Accumulation units outstanding
  at the end of period                                                      1,382              1,382

JNL/Salomon Brothers High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.61
    End of period                                                          $13.02              $12.99
  Accumulation units outstanding
  at the end of period                                                       616                616

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.58              $9.26
    End of period                                                           $8.90              $9.58
  Accumulation units outstanding
  at the end of period                                                      8,958              5,056






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.54              $6.70
    End of period                                                           $8.33              $7.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $11.78
    End of period                                                          $13.76              $13.16
  Accumulation units outstanding
  at the end of period                                                       280                 -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.40
    End of period                                                          $11.00              $10.15
  Accumulation units outstanding
  at the end of period                                                     20,834              16,829

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.01
    End of period                                                          $12.66              $11.30
  Accumulation units outstanding
  at the end of period                                                       211                 -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $8.11
    End of period                                                           $8.79              $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.41              $14.93
    End of period                                                          $17.48              $16.41
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.67
    End of period                                                          $12.76              $11.75
  Accumulation units outstanding
  at the end of period                                                      7,142              3,995

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.32
    End of period                                                          $11.42              $11.94
  Accumulation units outstanding
  at the end of period                                                      6,848              3,724

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.01
    End of period                                                          $10.44              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $16.00
    End of period                                                          $19.72              $18.37
  Accumulation units outstanding
  at the end of period                                                      4,562              2,516

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.34
    End of period                                                           $5.76              $5.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $11.01
    End of period                                                          $11.39              $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $10.82
    End of period                                                          $12.64              $12.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.35              $14.56
    End of period                                                          $23.38              $17.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.54              $4.13
    End of period                                                           $4.52              $4.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $8.48
    End of period                                                          $13.44              $9.94
  Accumulation units outstanding
  at the end of period                                                      8,680              5,238

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.28
    End of period                                                          $12.70              $11.89
  Accumulation units outstanding
  at the end of period                                                      4,674              1,337






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.53
    End of period                                                          $11.78              $11.15
  Accumulation units outstanding
  at the end of period                                                       343                 72

Fifth Third Quality Growth VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                     $7.17              $6.76
    End of period                                                           $7.50              $7.17
  Accumulation units outstanding
  at the end of period                                                     30,673              8,423

Fifth Third Balanced VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.85
    End of period                                                          $12.17              $12.11
  Accumulation units outstanding
  at the end of period                                                      2,279              2,279

Fifth Third Mid Cap VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                    $15.00              $13.55
    End of period                                                          $16.26              $15.00
  Accumulation units outstanding
  at the end of period                                                      6,587              1,712

Fifth Third Disciplined Value VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $13.43
    End of period                                                          $15.72              $14.99
  Accumulation units outstanding
  at the end of period                                                     15,611              4,586

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                       347                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.94
    End of period                                                          $10.56              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.00
    End of period                                                          $15.63              $11.43
  Accumulation units outstanding
  at the end of period                                                      1,567                -

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.91
    End of period                                                          $11.89              $10.91
  Accumulation units outstanding
  at the end of period                                                     54,052                -

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.76
    End of period                                                          $11.98              $11.08
  Accumulation units outstanding
  at the end of period                                                     29,972                -




Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.62
    End of period                                                           $8.47              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                                                    $20.71              $18.31
    End of period                                                          $21.65              $20.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                    $25.74              $22.90
    End of period                                                          $26.53              $25.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                                                    $22.88              $19.75
    End of period                                                          $22.96              $22.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.70              $21.07
    End of period                                                          $23.53              $22.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                                                    $19.90              $17.55
    End of period                                                          $21.31              $19.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.54              $18.26
    End of period                                                          $20.19              $19.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $12.11
    End of period                                                          $12.20              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.26
    End of period                                                            N/A               $15.81
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $14.80
    End of period                                                          $15.48              $15.36
  Accumulation units outstanding
  at the end of period                                                      5,696              1,303

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.23
    End of period                                                          $18.55              $18.36
  Accumulation units outstanding
  at the end of period                                                      6,490               702






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.42              $23.63
    End of period                                                          $26.55              $25.42
  Accumulation units outstanding
  at the end of period                                                      1,162               204

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $33.00              $29.44
    End of period                                                          $37.07              $33.00
  Accumulation units outstanding
  at the end of period                                                       299                 -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $11.87
    End of period                                                          $14.48              $13.29
  Accumulation units outstanding
  at the end of period                                                      1,937               714

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.21              $16.40
    End of period                                                          $19.03              $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.95
    End of period                                                          $17.28              $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.33              $17.25
    End of period                                                          $19.51              $19.33
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $9.71
    End of period                                                          $10.76              $10.47
  Accumulation units outstanding
  at the end of period                                                      1,973              1,679

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.52
    End of period                                                          $14.12              $12.81
  Accumulation units outstanding
  at the end of period                                                       843                785

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.83              $9.35
    End of period                                                           $8.93              $9.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.08
    End of period                                                          $12.09              $10.36
  Accumulation units outstanding
  at the end of period                                                      2,883                -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.35
    End of period                                                          $13.93              $13.83
  Accumulation units outstanding
  at the end of period                                                     16,034              2,509

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $11.58
    End of period                                                          $13.47              $13.12
  Accumulation units outstanding
  at the end of period                                                       850                789






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $11.91
    End of period                                                          $15.11              $13.54
  Accumulation units outstanding
  at the end of period                                                       568                510

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $13.00
    End of period                                                          $14.93              $14.49
  Accumulation units outstanding
  at the end of period                                                      1,506               508

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $14.77
    End of period                                                          $18.28              $17.07
  Accumulation units outstanding
  at the end of period                                                      2,074               766

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.72
    End of period                                                          $11.10              $11.06
  Accumulation units outstanding
  at the end of period                                                       478                400

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.59
    End of period                                                          $12.97              $12.95
  Accumulation units outstanding
  at the end of period                                                       199                199

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.55              $9.24
    End of period                                                           $8.87              $9.55
  Accumulation units outstanding
  at the end of period                                                      1,861              1,465






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.53              $6.69
    End of period                                                           $8.31              $7.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $11.76
    End of period                                                          $13.72              $13.13
  Accumulation units outstanding
  at the end of period                                                       709                 -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $9.38
    End of period                                                          $10.97              $10.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $9.99
    End of period                                                          $12.63              $11.28
  Accumulation units outstanding
  at the end of period                                                       439                257

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.16              $8.10
    End of period                                                           $8.77              $8.16
  Accumulation units outstanding
  at the end of period                                                       846                848

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.39              $14.92
    End of period                                                          $17.45              $16.39
  Accumulation units outstanding
  at the end of period                                                       617                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.65
    End of period                                                          $12.71              $11.72
  Accumulation units outstanding
  at the end of period                                                      2,120              1,328

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.30
    End of period                                                          $11.39              $11.91
  Accumulation units outstanding
  at the end of period                                                      2,420              1,250

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.98
    End of period                                                          $10.41              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $15.96
    End of period                                                          $19.65              $18.32
  Accumulation units outstanding
  at the end of period                                                      1,371               873

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.33
    End of period                                                           $5.74              $5.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.99
    End of period                                                          $11.36              $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $10.79
    End of period                                                          $12.60              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $14.52
    End of period                                                          $23.31              $17.30
  Accumulation units outstanding
  at the end of period                                                       21                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.53              $4.12
    End of period                                                           $4.50              $4.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.46
    End of period                                                          $13.39              $9.91
  Accumulation units outstanding
  at the end of period                                                      3,101              1,561

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.26
    End of period                                                          $12.67              $11.87
  Accumulation units outstanding
  at the end of period                                                      2,824               957






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.51
    End of period                                                          $11.76              $11.13
  Accumulation units outstanding
  at the end of period                                                       807                 -

Fifth Third Quality Growth VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                     $7.16              $6.89
    End of period                                                           $7.48              $7.16
  Accumulation units outstanding
  at the end of period                                                      8,485              4,008

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $13.98
    End of period                                                          $16.23              $14.98
  Accumulation units outstanding
  at the end of period                                                      2,967              1,210

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $13.91
    End of period                                                          $15.69              $14.97
  Accumulation units outstanding
  at the end of period                                                      4,933              1,956

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A
    End of period                                                          $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                       655                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.90
    End of period                                                          $10.56              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.76
    End of period                                                          $15.62              $11.43
  Accumulation units outstanding
  at the end of period                                                     33,665                -

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.77
    End of period                                                          $11.88              $10.91
  Accumulation units outstanding
  at the end of period                                                     83,362              4,030

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.89
    End of period                                                          $11.97              $11.08
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.60
    End of period                                                           $8.44              $8.23
  Accumulation units outstanding
  at the end of period                                                       282               2,213

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.61              $18.29
    End of period                                                          $21.53              $20.61
  Accumulation units outstanding
  at the end of period                                                       471                294

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.62              $24.47
    End of period                                                          $26.39              $25.62
  Accumulation units outstanding
  at the end of period                                                       270                270

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.77              $10.23
    End of period                                                          $22.83              $22.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.59              $20.97
    End of period                                                          $23.41              $22.59
  Accumulation units outstanding
  at the end of period                                                     19,959              19,669






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.81              $17.96
    End of period                                                          $21.20              $19.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $18.17
    End of period                                                          $20.08              $19.45
  Accumulation units outstanding
  at the end of period                                                       455                455

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.04
    End of period                                                          $12.12              $11.99
  Accumulation units outstanding
  at the end of period                                                      9,245                -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.19
    End of period                                                            N/A               $15.73
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.73
    End of period                                                          $15.40              $15.29
  Accumulation units outstanding
  at the end of period                                                     31,949              31,650

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $17.15
    End of period                                                          $18.46              $18.27
  Accumulation units outstanding
  at the end of period                                                     18,428              19,121






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.30              $23.53
    End of period                                                          $26.41              $25.30
  Accumulation units outstanding
  at the end of period                                                      6,715              6,396

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.84              $29.31
    End of period                                                          $36.87              $32.84
  Accumulation units outstanding
  at the end of period                                                      3,127              3,334

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $11.82
    End of period                                                          $14.41              $13.22
  Accumulation units outstanding
  at the end of period                                                     22,812              21,267

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $16.33
    End of period                                                          $18.94              $17.13
  Accumulation units outstanding
  at the end of period                                                      4,227              4,423

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $15.89
    End of period                                                          $17.20              $16.91
  Accumulation units outstanding
  at the end of period                                                      1,953              1,905

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.25              $17.18
    End of period                                                          $19.42              $19.25
  Accumulation units outstanding
  at the end of period                                                       196                550






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.70
    End of period                                                          $10.73              $10.45
  Accumulation units outstanding
  at the end of period                                                     11,640              11,365

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.51
    End of period                                                          $14.09              $12.79
  Accumulation units outstanding
  at the end of period                                                     10,383              10,860

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.80              $9.32
    End of period                                                           $8.90              $9.80
  Accumulation units outstanding
  at the end of period                                                        -                1,296

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $9.05
    End of period                                                          $12.05              $10.32
  Accumulation units outstanding
  at the end of period                                                     17,479              18,489

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $13.31
    End of period                                                          $13.87              $13.78
  Accumulation units outstanding
  at the end of period                                                     74,133              74,845

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $11.56
    End of period                                                          $13.44              $13.11
  Accumulation units outstanding
  at the end of period                                                      2,128              3,392






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $11.89
    End of period                                                          $15.08              $13.52
  Accumulation units outstanding
  at the end of period                                                      3,016              2,855

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $12.96
    End of period                                                          $14.87              $14.44
  Accumulation units outstanding
  at the end of period                                                     18,191              19,087

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $14.72
    End of period                                                          $18.21              $17.01
  Accumulation units outstanding
  at the end of period                                                     28,627              31,659

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.71
    End of period                                                          $11.07              $11.05
  Accumulation units outstanding
  at the end of period                                                      8,520              7,212

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.55
    End of period                                                          $12.92              $12.91
  Accumulation units outstanding
  at the end of period                                                      5,958              10,287

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.53              $9.22
    End of period                                                           $8.84              $9.53
  Accumulation units outstanding
  at the end of period                                                     75,301              63,963






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.51              $6.68
    End of period                                                           $8.28              $7.51
  Accumulation units outstanding
  at the end of period                                                      5,752              1,760

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.74
    End of period                                                          $13.68              $13.10
  Accumulation units outstanding
  at the end of period                                                      9,149              9,153

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.36
    End of period                                                          $10.94              $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.98
    End of period                                                          $12.60              $11.25
  Accumulation units outstanding
  at the end of period                                                     29,068              31,693

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.15              $8.09
    End of period                                                           $8.75              $8.15
  Accumulation units outstanding
  at the end of period                                                     10,616              10,595

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $14.90
    End of period                                                          $17.43              $16.37
  Accumulation units outstanding
  at the end of period                                                      4,224              4,420






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $9.63
    End of period                                                          $12.67              $11.69
  Accumulation units outstanding
  at the end of period                                                     58,013              56,413

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.27
    End of period                                                          $11.35              $11.88
  Accumulation units outstanding
  at the end of period                                                     60,686              54,441

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.96
    End of period                                                          $10.37              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $15.92
    End of period                                                          $19.59              $18.27
  Accumulation units outstanding
  at the end of period                                                     36,457              34,592

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.68              $5.31
    End of period                                                           $5.73              $5.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.96
    End of period                                                          $11.32              $10.69
  Accumulation units outstanding
  at the end of period                                                       674                674






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $10.76
    End of period                                                          $12.56              $12.03
  Accumulation units outstanding
  at the end of period                                                        -                 461

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $14.48
    End of period                                                          $23.23              $17.26
  Accumulation units outstanding
  at the end of period                                                        -                 842

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.52              $4.11
    End of period                                                           $4.49              $4.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.88              $8.44
    End of period                                                          $13.35              $9.88
  Accumulation units outstanding
  at the end of period                                                     64,992              67,735

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.25
    End of period                                                          $12.65              $11.85
  Accumulation units outstanding
  at the end of period                                                     20,344              21,590






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.50
    End of period                                                          $11.73              $11.11
  Accumulation units outstanding
  at the end of period                                                     27,226              21,946

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                     $7.15              $6.71
    End of period                                                           $7.46              $7.15
  Accumulation units outstanding
  at the end of period                                                     101,214            114,822

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.08              $11.39
    End of period                                                          $12.13              $12.08
  Accumulation units outstanding
  at the end of period                                                      1,940              1,941

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.51
    End of period                                                          $16.20              $14.96
  Accumulation units outstanding
  at the end of period                                                     25,452              29,001

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.30
    End of period                                                          $15.66              $14.95
  Accumulation units outstanding
  at the end of period                                                     63,840              68,520

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.12
    End of period                                                          $10.55              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.73
    End of period                                                          $15.61              $11.43
  Accumulation units outstanding
  at the end of period                                                      3,232                -

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.92
    End of period                                                          $11.88              $10.90
  Accumulation units outstanding
  at the end of period                                                     15,799                -

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.95
    End of period                                                          $11.96              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 1.63%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)

  Accumulation unit value:
    Beginning of period                                                     $8.07               N/A
    End of period                                                           $8.43               N/A
  Accumulation units outstanding
  at the end of period                                                      3,849               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $24.73               N/A
    End of period                                                          $26.33               N/A
  Accumulation units outstanding
  at the end of period                                                      1,279               N/A

JNL/T. Rowe Price Mid-Cap Growth Division(612)

  Accumulation unit value:
    Beginning of period                                                    $32.74              $29.25
    End of period                                                          $36.75              $32.74
  Accumulation units outstanding
  at the end of period                                                      1,962                -

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A
    End of period                                                          $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                      2,412               N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.56
    End of period                                                          $13.43              $13.09
  Accumulation units outstanding
  at the end of period                                                      5,019                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.72               N/A
    End of period                                                          $14.83               N/A
  Accumulation units outstanding
  at the end of period                                                      1,502               N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A
    End of period                                                          $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      2,836               N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.80
    End of period                                                          $13.66              $13.08
  Accumulation units outstanding
  at the end of period                                                      4,833                -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A
    End of period                                                          $12.58               N/A
  Accumulation units outstanding
  at the end of period                                                      2,867               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.67
    End of period                                                          $12.65              $11.67
  Accumulation units outstanding
  at the end of period                                                      2,767                -

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.86
    End of period                                                          $11.32              $11.86
  Accumulation units outstanding
  at the end of period                                                      5,428                -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                                                    $18.24              $18.24
    End of period                                                          $19.54              $18.24
  Accumulation units outstanding
  at the end of period                                                      1,791                -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.09
    End of period                                                          $23.19              $17.23
  Accumulation units outstanding
  at the end of period                                                      2,067                -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A
    End of period                                                          $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                      3,127               N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.43
    End of period                                                          $15.60              $11.43
  Accumulation units outstanding
  at the end of period                                                      5,156                -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(685)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.52
    End of period                                                           $8.42              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $20.52              $18.27
    End of period                                                          $21.43              $20.52
  Accumulation units outstanding
  at the end of period                                                       465                468

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.42               N/A
    End of period                                                          $26.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.30               N/A
    End of period                                                          $22.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                                                    $22.49              $20.45
    End of period                                                          $23.30              $22.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                                                    $19.72              $18.51
    End of period                                                          $21.10              $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                                                    $19.36              $17.62
    End of period                                                          $19.98              $19.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.99
    End of period                                                          $12.07              $11.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $14.69
    End of period                                                          $15.32              $15.22
  Accumulation units outstanding
  at the end of period                                                      2,931               623

JNL/Salomon Brothers Strategic Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $17.09
    End of period                                                          $18.37              $18.19
  Accumulation units outstanding
  at the end of period                                                      1,639               357






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $25.19              $23.61
    End of period                                                          $26.28              $25.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $32.69              $29.71
    End of period                                                          $36.70              $32.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $11.38
    End of period                                                          $14.34              $13.17
  Accumulation units outstanding
  at the end of period                                                       662                 -

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.24
    End of period                                                          $18.85              $17.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.24
    End of period                                                          $17.13              $16.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                    $19.18              $16.34
    End of period                                                          $19.34              $19.18
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $9.68
    End of period                                                          $10.72              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.37
    End of period                                                          $14.07              $12.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.26
    End of period                                                           $8.87              $9.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(623)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $8.64
    End of period                                                          $12.00              $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $13.17
    End of period                                                          $13.82              $13.74
  Accumulation units outstanding
  at the end of period                                                      7,123              1,155

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.30
    End of period                                                          $13.42              $13.09
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.61
    End of period                                                          $15.05              $13.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $12.96
    End of period                                                          $14.82              $14.39
  Accumulation units outstanding
  at the end of period                                                       601                141

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $14.99
    End of period                                                          $18.15              $16.96
  Accumulation units outstanding
  at the end of period                                                       756                244

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.57
    End of period                                                          $11.05              $11.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.52
    End of period                                                          $12.85              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.91
    End of period                                                           $8.82              $9.50
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.81               N/A
    End of period                                                           $8.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T. Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $11.94
    End of period                                                          $13.65              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.81
    End of period                                                          $10.91              $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.76
    End of period                                                          $12.57              $11.24
  Accumulation units outstanding
  at the end of period                                                       250                251

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $7.87
    End of period                                                           $8.73              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $16.35              $14.43
    End of period                                                          $17.40              $16.35
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $9.48
    End of period                                                          $12.64              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $9.87
    End of period                                                          $11.32              $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A
    End of period                                                          $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $15.56
    End of period                                                          $19.53              $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                     $5.66              $5.56
    End of period                                                           $5.71              $5.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.21
    End of period                                                          $11.28              $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A
    End of period                                                          $12.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                                                    $17.21              $15.15
    End of period                                                          $23.16              $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(686)

  Accumulation unit value:
    Beginning of period                                                     $4.50              $4.24
    End of period                                                           $4.47              $4.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                     $9.86              $8.50
    End of period                                                          $13.31              $9.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.10
    End of period                                                          $12.62              $11.84
  Accumulation units outstanding
  at the end of period                                                       710                165






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.44
    End of period                                                          $11.71              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                     $6.84               N/A
    End of period                                                           $7.44               N/A
  Accumulation units outstanding
  at the end of period                                                      3,404               N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.95
    End of period                                                          $16.17              $14.95
  Accumulation units outstanding
  at the end of period                                                       831                262

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.88
    End of period                                                          $15.64              $14.93
  Accumulation units outstanding
  at the end of period                                                      2,235               615

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.00
    End of period                                                          $10.54              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.47
    End of period                                                          $15.60              $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.75
    End of period                                                          $11.87              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.44
    End of period                                                          $11.96              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.58
    End of period                                                           $8.42              $8.21
  Accumulation units outstanding
  at the end of period                                                      6,020              4,027

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.51              $18.21
    End of period                                                          $21.42              $20.51
  Accumulation units outstanding
  at the end of period                                                      2,879               637

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.49              $24.36
    End of period                                                          $26.25              $25.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.66              $5.36
    End of period                                                          $22.71              $22.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.48              $20.88
    End of period                                                          $23.28              $22.48
  Accumulation units outstanding
  at the end of period                                                      8,059              1,490






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.72              $17.89
    End of period                                                          $21.09              $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.09
    End of period                                                          $19.97              $19.35
  Accumulation units outstanding
  at the end of period                                                       120               1,595

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $12.00
    End of period                                                          $12.07              $11.94
  Accumulation units outstanding
  at the end of period                                                      1,115               164

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.12
    End of period                                                            N/A               $15.66
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $14.67
    End of period                                                          $15.32              $15.21
  Accumulation units outstanding
  at the end of period                                                     24,176              7,279

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $17.08
    End of period                                                          $18.36              $18.19
  Accumulation units outstanding
  at the end of period                                                     18,655              4,726






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.17              $23.42
    End of period                                                          $26.27              $25.17
  Accumulation units outstanding
  at the end of period                                                      3,186              2,545

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.68              $29.18
    End of period                                                          $36.68              $32.68
  Accumulation units outstanding
  at the end of period                                                      1,869               121

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $11.77
    End of period                                                          $14.33              $13.16
  Accumulation units outstanding
  at the end of period                                                     12,881              2,693

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.05              $16.26
    End of period                                                          $18.84              $17.05
  Accumulation units outstanding
  at the end of period                                                      1,002               150

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.83
    End of period                                                          $17.12              $16.84
  Accumulation units outstanding
  at the end of period                                                      3,957               304

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.17              $17.12
    End of period                                                          $19.33              $19.17
  Accumulation units outstanding
  at the end of period                                                      4,059               770






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.69
    End of period                                                          $10.71              $10.43
  Accumulation units outstanding
  at the end of period                                                      9,042               986

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.50
    End of period                                                          $14.07              $12.77
  Accumulation units outstanding
  at the end of period                                                      4,377               273

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.29
    End of period                                                           $8.87              $9.76
  Accumulation units outstanding
  at the end of period                                                        -                 314

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $9.02
    End of period                                                          $12.00              $10.29
  Accumulation units outstanding
  at the end of period                                                      5,025                -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $13.27
    End of period                                                          $13.82              $13.73
  Accumulation units outstanding
  at the end of period                                                     62,054              19,136

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.55
    End of period                                                          $13.42              $13.09
  Accumulation units outstanding
  at the end of period                                                      2,811               160






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.88
    End of period                                                          $15.05              $13.50
  Accumulation units outstanding
  at the end of period                                                      4,656               909

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $12.92
    End of period                                                          $14.81              $14.39
  Accumulation units outstanding
  at the end of period                                                     13,773              3,773

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $14.68
    End of period                                                          $18.14              $16.95
  Accumulation units outstanding
  at the end of period                                                     23,480              5,524

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.70
    End of period                                                          $11.05              $11.03
  Accumulation units outstanding
  at the end of period                                                     10,480              5,748

JNL/Salomon Brothers High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.68
    End of period                                                          $12.87              $12.86
  Accumulation units outstanding
  at the end of period                                                      8,307              2,054

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.20
    End of period                                                           $8.81              $9.50
  Accumulation units outstanding
  at the end of period                                                     90,566              14,308






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.49              $6.66
    End of period                                                           $8.26              $7.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $11.71
    End of period                                                          $13.64              $13.07
  Accumulation units outstanding
  at the end of period                                                      3,560               105

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.34
    End of period                                                          $10.91              $10.08
  Accumulation units outstanding
  at the end of period                                                      3,191               254

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.96
    End of period                                                          $12.57              $11.23
  Accumulation units outstanding
  at the end of period                                                      5,687              2,738

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $8.08
    End of period                                                           $8.73              $8.13
  Accumulation units outstanding
  at the end of period                                                      3,377               314

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.35              $14.89
    End of period                                                          $17.40              $16.35
  Accumulation units outstanding
  at the end of period                                                      2,844              1,999






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $9.60
    End of period                                                          $12.63              $11.65
  Accumulation units outstanding
  at the end of period                                                     58,389              11,697

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.25
    End of period                                                          $11.31              $11.85
  Accumulation units outstanding
  at the end of period                                                     75,054              15,080

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $9.94
    End of period                                                          $10.34              $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.22              $15.88
    End of period                                                          $19.52              $18.22
  Accumulation units outstanding
  at the end of period                                                     36,129              7,607

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.66              $5.30
    End of period                                                           $5.71              $5.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.93
    End of period                                                          $11.28              $10.66
  Accumulation units outstanding
  at the end of period                                                       513                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.99              $9.55
    End of period                                                          $12.52              $11.99
  Accumulation units outstanding
  at the end of period                                                       335                 -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.21              $11.59
    End of period                                                          $23.15              $17.21
  Accumulation units outstanding
  at the end of period                                                      2,878                -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.50              $4.10
    End of period                                                           $4.47              $4.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.86              $8.42
    End of period                                                          $13.31              $9.86
  Accumulation units outstanding
  at the end of period                                                     56,495              13,984

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.24
    End of period                                                          $12.62              $11.84
  Accumulation units outstanding
  at the end of period                                                     13,453              4,262






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.49
    End of period                                                          $11.71              $11.10
  Accumulation units outstanding
  at the end of period                                                      2,808              2,301

Fifth Third Quality Growth VIP Division(597)

  Accumulation unit value:
    Beginning of period                                                     $7.13              $7.01
    End of period                                                           $7.44              $7.13
  Accumulation units outstanding
  at the end of period                                                     75,891              14,498

Fifth Third Balanced VIP Division(704)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.79
    End of period                                                          $12.11              $12.07
  Accumulation units outstanding
  at the end of period                                                       932                932

Fifth Third Mid Cap VIP Division(597)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $14.15
    End of period                                                          $16.17              $14.95
  Accumulation units outstanding
  at the end of period                                                     19,427              4,948

Fifth Third Disciplined Value VIP Division(636)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.38
    End of period                                                          $15.63              $14.93
  Accumulation units outstanding
  at the end of period                                                     44,971              8,571

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                      1,207               N/A

JNL/Franklin Templeton Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                      5,795               N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.84
    End of period                                                          $10.54              $10.83
  Accumulation units outstanding
  at the end of period                                                     15,666              1,830

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.77
    End of period                                                          $15.60              $11.42
  Accumulation units outstanding
  at the end of period                                                     72,394              1,814

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.77
    End of period                                                          $11.87              $10.90
  Accumulation units outstanding
  at the end of period                                                     556,061             23,508

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.89
    End of period                                                          $11.96              $11.07
  Accumulation units outstanding
  at the end of period                                                     32,432              1,854




Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division(592)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $16.95
    End of period                                                          $18.32              $18.15
  Accumulation units outstanding
  at the end of period                                                       152                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.78
    End of period                                                          $11.86              $10.90
  Accumulation units outstanding
  at the end of period                                                      4,554                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.56
    End of period                                                           $8.39              $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.41              $18.12
    End of period                                                          $21.30              $20.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.38              $24.26
    End of period                                                          $26.12              $25.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.55              $10.23
    End of period                                                          $22.59              $22.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.37              $20.78
    End of period                                                          $23.16              $22.37
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $17.80
    End of period                                                          $20.98              $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.26              $18.01
    End of period                                                          $19.87              $19.26
  Accumulation units outstanding
  at the end of period                                                       221                221

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.92
    End of period                                                          $11.98              $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.05
    End of period                                                            N/A               $15.59
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.14              $14.60
    End of period                                                          $15.24              $15.14
  Accumulation units outstanding
  at the end of period                                                      5,017              2,609

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.10              $17.00
    End of period                                                          $18.26              $18.10
  Accumulation units outstanding
  at the end of period                                                      5,467              2,177






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.05              $23.32
    End of period                                                          $26.13              $25.05
  Accumulation units outstanding
  at the end of period                                                       511                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.52              $29.05
    End of period                                                          $36.48              $32.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.72
    End of period                                                          $14.25              $13.10
  Accumulation units outstanding
  at the end of period                                                      2,235              1,251

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.19
    End of period                                                          $18.74              $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.77              $15.77
    End of period                                                          $17.04              $16.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.09              $17.05
    End of period                                                          $19.24              $19.09
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.68
    End of period                                                          $10.69              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.49
    End of period                                                          $14.04              $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.73              $9.26
    End of period                                                           $7.93              $9.73
  Accumulation units outstanding
  at the end of period                                                        -                 769

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.99
    End of period                                                          $11.95              $10.25
  Accumulation units outstanding
  at the end of period                                                      1,327               817

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.23
    End of period                                                          $13.77              $13.68
  Accumulation units outstanding
  at the end of period                                                     14,895              5,624

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $11.54
    End of period                                                          $13.39              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $11.87
    End of period                                                          $15.02              $13.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.88
    End of period                                                          $14.75              $14.34
  Accumulation units outstanding
  at the end of period                                                      1,792              1,069

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $14.63
    End of period                                                          $18.07              $16.89
  Accumulation units outstanding
  at the end of period                                                      2,428              1,539

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.69
    End of period                                                          $11.04              $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.47
    End of period                                                          $12.81              $12.82
  Accumulation units outstanding
  at the end of period                                                       452                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.17
    End of period                                                           $8.79              $9.47
  Accumulation units outstanding
  at the end of period                                                      4,507               269






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.47              $6.65
    End of period                                                           $8.24              $7.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $11.69
    End of period                                                          $13.60              $13.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.32
    End of period                                                          $10.88              $10.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.95
    End of period                                                          $12.54              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $8.06
    End of period                                                           $8.71              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $14.88
    End of period                                                          $17.37              $16.33
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $9.58
    End of period                                                          $12.59              $11.62
  Accumulation units outstanding
  at the end of period                                                      4,438               237

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.22
    End of period                                                          $11.28              $11.81
  Accumulation units outstanding
  at the end of period                                                      4,749               223

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.91
    End of period                                                          $10.30              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.17              $15.84
    End of period                                                          $19.46              $18.17
  Accumulation units outstanding
  at the end of period                                                      2,875               153

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.29
    End of period                                                           $5.69              $5.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.91
    End of period                                                          $11.25              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $10.71
    End of period                                                          $12.48              $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.16              $14.42
    End of period                                                          $23.08              $17.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.49              $4.09
    End of period                                                           $4.46              $4.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.83              $8.40
    End of period                                                          $13.26              $9.83
  Accumulation units outstanding
  at the end of period                                                      4,306               273

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.22
    End of period                                                          $12.60              $11.82
  Accumulation units outstanding
  at the end of period                                                      2,161              1,299






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.47
    End of period                                                          $11.68              $11.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.12              $6.77
    End of period                                                           $7.42              $7.12
  Accumulation units outstanding
  at the end of period                                                     12,416              7,664

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $11.37
    End of period                                                          $12.09              $12.05
  Accumulation units outstanding
  at the end of period                                                       878                511

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.71
    End of period                                                          $16.14              $14.93
  Accumulation units outstanding
  at the end of period                                                      2,711              1,703

Fifth Third Disciplined Value VIP Division(654)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $13.90
    End of period                                                          $15.61              $14.91
  Accumulation units outstanding
  at the end of period                                                      5,066              3,164

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.85
    End of period                                                          $10.54              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.76
    End of period                                                          $15.59              $11.42
  Accumulation units outstanding
  at the end of period                                                      2,956                -

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.72
    End of period                                                          $11.86              $10.90
  Accumulation units outstanding
  at the end of period                                                     11,090                -

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.76
    End of period                                                          $11.95              $11.07
  Accumulation units outstanding
  at the end of period                                                      2,136                -




Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.16              $7.54
    End of period                                                           $8.36              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.31              $18.04
    End of period                                                          $21.19              $20.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.25              $24.14
    End of period                                                          $25.97              $25.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                                                    $22.44              $20.21
    End of period                                                          $22.47              $22.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $20.69
    End of period                                                          $23.04              $22.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $17.81
    End of period                                                          $20.97              $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.17              $17.93
    End of period                                                          $19.76              $19.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.87
    End of period                                                          $11.92              $11.81
  Accumulation units outstanding
  at the end of period                                                       96                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.98
    End of period                                                            N/A               $15.51
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $14.53
    End of period                                                          $15.15              $15.07
  Accumulation units outstanding
  at the end of period                                                      5,681               298

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.01              $16.92
    End of period                                                          $18.16              $18.01
  Accumulation units outstanding
  at the end of period                                                      3,529               127






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.93              $23.21
    End of period                                                          $25.99              $24.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.37              $28.92
    End of period                                                          $36.29              $32.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $11.66
    End of period                                                          $14.18              $13.04
  Accumulation units outstanding
  at the end of period                                                      1,653               233

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $16.13
    End of period                                                          $18.66              $16.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.76              $15.77
    End of period                                                          $17.03              $16.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.01              $16.99
    End of period                                                          $19.15              $19.01
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.67
    End of period                                                          $10.67              $10.40
  Accumulation units outstanding
  at the end of period                                                      3,229                -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.47
    End of period                                                          $14.01              $12.73
  Accumulation units outstanding
  at the end of period                                                       713                 -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.70              $9.23
    End of period                                                           $8.81              $9.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.98
    End of period                                                          $11.92              $10.23
  Accumulation units outstanding
  at the end of period                                                       112                 -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.18
    End of period                                                          $13.71              $13.64
  Accumulation units outstanding
  at the end of period                                                     12,117               494

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $11.52
    End of period                                                          $13.36              $13.05
  Accumulation units outstanding
  at the end of period                                                       585                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $11.85
    End of period                                                          $14.99              $13.46
  Accumulation units outstanding
  at the end of period                                                      1,127                -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.84
    End of period                                                          $14.69              $14.29
  Accumulation units outstanding
  at the end of period                                                      1,211               174

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $14.59
    End of period                                                          $18.00              $16.84
  Accumulation units outstanding
  at the end of period                                                      1,701               238

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.67
    End of period                                                          $11.01              $11.00
  Accumulation units outstanding
  at the end of period                                                      1,968                -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.42
    End of period                                                          $12.76              $12.77
  Accumulation units outstanding
  at the end of period                                                       574                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.45              $9.15
    End of period                                                           $8.76              $9.45
  Accumulation units outstanding
  at the end of period                                                       472                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.30              $6.50
    End of period                                                           $8.04              $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $11.67
    End of period                                                          $13.57              $13.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.03              $9.30
    End of period                                                          $10.85              $10.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.93
    End of period                                                          $12.51              $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $8.05
    End of period                                                           $8.68              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.32              $14.87
    End of period                                                          $17.34              $16.32
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $9.56
    End of period                                                          $12.55              $11.59
  Accumulation units outstanding
  at the end of period                                                       374                 -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.20
    End of period                                                          $11.24              $11.78
  Accumulation units outstanding
  at the end of period                                                       366                 -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $9.89
    End of period                                                          $10.27              $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.12              $15.80
    End of period                                                          $19.40              $18.12
  Accumulation units outstanding
  at the end of period                                                       157                 -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.27
    End of period                                                           $5.67              $5.63
  Accumulation units outstanding
  at the end of period                                                       207                 -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.88
    End of period                                                          $11.21              $10.60
  Accumulation units outstanding
  at the end of period                                                       102                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.69
    End of period                                                          $12.44              $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $14.38
    End of period                                                          $23.00              $17.11
  Accumulation units outstanding
  at the end of period                                                       191                 -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.48              $4.08
    End of period                                                           $4.44              $4.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.80              $8.38
    End of period                                                          $13.22              $9.80
  Accumulation units outstanding
  at the end of period                                                       491                 -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.21
    End of period                                                          $12.57              $11.80
  Accumulation units outstanding
  at the end of period                                                      1,358               212






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.46
    End of period                                                          $11.66              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                     $7.10              $6.49
    End of period                                                           $7.41              $7.10
  Accumulation units outstanding
  at the end of period                                                      7,385              1,303

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $13.29
    End of period                                                          $16.12              $14.91
  Accumulation units outstanding
  at the end of period                                                      1,708               268

Fifth Third Disciplined Value VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $14.00
    End of period                                                          $15.58              $14.90
  Accumulation units outstanding
  at the end of period                                                      4,631               605

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A
    End of period                                                          $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                       109                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A
    End of period                                                          $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       110                N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.84
    End of period                                                          $10.53              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.31
    End of period                                                          $15.58              $11.42
  Accumulation units outstanding
  at the end of period                                                       342                 -

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.73
    End of period                                                          $11.85              $10.90
  Accumulation units outstanding
  at the end of period                                                      2,822                -

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.14
    End of period                                                          $11.94              $11.07
  Accumulation units outstanding
  at the end of period                                                       605                 -




Accumulation Unit Values
Contract with Endorsements - 1.76%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $16.93
    End of period                                                          $21.17              $20.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                                                    $25.22              $23.34
    End of period                                                          $25.94              $25.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.98               N/A
    End of period                                                          $22.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                                                    $22.24              $20.64
    End of period                                                          $23.01              $22.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.54               N/A
    End of period                                                          $20.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.82
    End of period                                                          $11.93              $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.09
    End of period                                                            N/A               $15.50
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $14.66
    End of period                                                          $15.14              $15.05
  Accumulation units outstanding
  at the end of period                                                      4,506              1,771

JNL/Salomon Brothers Strategic Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $17.10
    End of period                                                          $18.14              $17.99
  Accumulation units outstanding
  at the end of period                                                      2,218              1,015






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.87               N/A
    End of period                                                          $25.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $31.57               N/A
    End of period                                                          $36.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(635)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $10.89
    End of period                                                          $14.16              $13.02
  Accumulation units outstanding
  at the end of period                                                      4,353              1,460

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $15.45
    End of period                                                          $16.94              $16.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                                                    $19.00              $16.34
    End of period                                                          $19.14              $19.00
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $9.57
    End of period                                                          $10.67              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.28
    End of period                                                          $14.00              $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A
    End of period                                                          $11.90               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $13.26
    End of period                                                          $13.70              $13.63
  Accumulation units outstanding
  at the end of period                                                     10,930              4,213

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $11.28
    End of period                                                          $13.36              $13.04
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $11.76
    End of period                                                          $14.98              $13.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $11.94
    End of period                                                          $14.68              $14.28
  Accumulation units outstanding
  at the end of period                                                      2,923               995

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $13.94
    End of period                                                          $17.99              $16.82
  Accumulation units outstanding
  at the end of period                                                      4,132              1,541

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.76
    End of period                                                          $11.00              $11.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.42
    End of period                                                          $12.75              $12.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                     $9.44              $8.77
    End of period                                                           $8.75              $9.44
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.22               N/A
    End of period                                                           $8.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/T. Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.95
    End of period                                                          $13.56              $13.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                       770                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A
    End of period                                                          $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.80               N/A
    End of period                                                          $17.33               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.50
    End of period                                                          $12.54              $11.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.43
    End of period                                                          $11.23              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A
    End of period                                                          $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                                                    $18.11              $15.62
    End of period                                                          $19.38              $18.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.13               N/A
    End of period                                                           $5.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $9.78
    End of period                                                          $11.20              $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A
    End of period                                                          $12.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                    $17.10              $15.70
    End of period                                                          $22.99              $17.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A
    End of period                                                           $4.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM  S&P(R) 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                     $9.80              $8.39
    End of period                                                          $13.21              $9.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $9.73
    End of period                                                          $12.56              $11.79
  Accumulation units outstanding
  at the end of period                                                      3,502              1,209






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A
    End of period                                                          $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

Fifth Third Quality Growth VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                     $7.10              $6.18
    End of period                                                           $7.40              $7.10
  Accumulation units outstanding
  at the end of period                                                     23,983              8,570

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $12.47
    End of period                                                          $16.11              $14.91
  Accumulation units outstanding
  at the end of period                                                      4,671              1,729

Fifth Third Disciplined Value VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $13.32
    End of period                                                          $15.57              $14.89
  Accumulation units outstanding
  at the end of period                                                     11,657              4,051

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A
    End of period                                                          $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       761                N/A

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.87
    End of period                                                          $10.53              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.08
    End of period                                                          $15.58              $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A
    End of period                                                          $11.85               N/A
  Accumulation units outstanding
  at the end of period                                                     11,357               N/A

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.09
    End of period                                                          $11.94              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -



Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.52
    End of period                                                           $8.33              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $17.96
    End of period                                                          $21.08              $20.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.13              $24.03
    End of period                                                          $25.83              $25.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                                                    $22.33              $19.18
    End of period                                                          $22.35              $22.33
  Accumulation units outstanding
  at the end of period                                                       100                101

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.16              $20.60
    End of period                                                          $22.92              $22.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.43              $17.64
    End of period                                                          $20.75              $19.43
  Accumulation units outstanding
  at the end of period                                                       115                116

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.08              $17.85
    End of period                                                          $19.66              $19.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.84
    End of period                                                          $11.88              $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.92
    End of period                                                            N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $14.47
    End of period                                                          $15.07              $14.99
  Accumulation units outstanding
  at the end of period                                                      4,045               232

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $16.85
    End of period                                                          $18.07              $17.92
  Accumulation units outstanding
  at the end of period                                                     39,609               504






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.81              $23.11
    End of period                                                          $25.86              $24.81
  Accumulation units outstanding
  at the end of period                                                       88                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.21              $28.79
    End of period                                                          $36.10              $32.21
  Accumulation units outstanding
  at the end of period                                                       322                240

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.61
    End of period                                                          $14.10              $12.97
  Accumulation units outstanding
  at the end of period                                                      1,666               313

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $16.05
    End of period                                                          $18.55              $16.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $15.65
    End of period                                                          $16.88              $16.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.93              $16.92
    End of period                                                          $19.07              $18.93
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.66
    End of period                                                          $10.65              $10.39
  Accumulation units outstanding
  at the end of period                                                       663                660

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.46
    End of period                                                          $13.98              $12.71
  Accumulation units outstanding
  at the end of period                                                       552                560

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.66              $9.21
    End of period                                                           $8.78              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                 230

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.94
    End of period                                                          $11.86              $10.18
  Accumulation units outstanding
  at the end of period                                                       221                223

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $13.14
    End of period                                                          $13.66              $13.59
  Accumulation units outstanding
  at the end of period                                                      9,392              1,969

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $11.51
    End of period                                                          $13.34              $13.03
  Accumulation units outstanding
  at the end of period                                                       553                561






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.84
    End of period                                                          $14.96              $13.44
  Accumulation units outstanding
  at the end of period                                                       540                543

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $12.80
    End of period                                                          $14.64              $14.24
  Accumulation units outstanding
  at the end of period                                                      2,095               920

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $14.54
    End of period                                                          $17.93              $16.78
  Accumulation units outstanding
  at the end of period                                                      1,891               394

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.66
    End of period                                                          $10.99              $10.98
  Accumulation units outstanding
  at the end of period                                                       612                598

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $12.38
    End of period                                                          $12.71              $12.73
  Accumulation units outstanding
  at the end of period                                                      1,083               805

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.42              $9.13
    End of period                                                           $8.73              $9.42
  Accumulation units outstanding
  at the end of period                                                     19,344              5,872






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.44              $6.62
    End of period                                                           $8.19              $7.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.64
    End of period                                                          $13.53              $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $9.28
    End of period                                                          $10.82              $10.01
  Accumulation units outstanding
  at the end of period                                                     18,213              6,121

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.92
    End of period                                                          $12.48              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $8.04
    End of period                                                           $8.67              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.30              $14.86
    End of period                                                          $17.32              $16.30
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.53
    End of period                                                          $12.51              $11.56
  Accumulation units outstanding
  at the end of period                                                      3,993              2,371

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.17
    End of period                                                          $11.20              $11.75
  Accumulation units outstanding
  at the end of period                                                      4,253              2,153

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.86
    End of period                                                          $10.24              $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $15.77
    End of period                                                          $19.34              $18.07
  Accumulation units outstanding
  at the end of period                                                      2,467              1,428

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.62              $5.26
    End of period                                                           $5.65              $5.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.85
    End of period                                                          $11.17              $10.57
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.66
    End of period                                                          $12.40              $11.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $14.35
    End of period                                                          $22.93              $17.07
  Accumulation units outstanding
  at the end of period                                                       785                244

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.47              $4.07
    End of period                                                           $4.43              $4.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $8.36
    End of period                                                          $13.18              $9.77
  Accumulation units outstanding
  at the end of period                                                      8,489              5,967

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.19
    End of period                                                          $12.54              $11.78
  Accumulation units outstanding
  at the end of period                                                      2,493              1,119






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.45
    End of period                                                          $11.63              $11.04
  Accumulation units outstanding
  at the end of period                                                      1,296               981

Fifth Third Quality Growth VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                     $7.09              $6.49
    End of period                                                           $7.39              $7.09
  Accumulation units outstanding
  at the end of period                                                     10,139              1,654

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $12.41
    End of period                                                          $16.09              $14.89
  Accumulation units outstanding
  at the end of period                                                      2,817               960

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $14.88              $13.30
    End of period                                                          $15.55              $14.88
  Accumulation units outstanding
  at the end of period                                                      5,533              1,346

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.81
    End of period                                                          $10.52              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.52
    End of period                                                          $15.57              $11.42
  Accumulation units outstanding
  at the end of period                                                       563                 -

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.71
    End of period                                                          $11.85              $10.90
  Accumulation units outstanding
  at the end of period                                                     32,532                -

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.75
    End of period                                                          $11.94              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(586)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $7.45
    End of period                                                           $8.33              $8.13
  Accumulation units outstanding
  at the end of period                                                       646                 -

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $20.19              $17.99
    End of period                                                          $21.06              $20.19
  Accumulation units outstanding
  at the end of period                                                      2,535              2,393

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                                                    $25.10              $24.73
    End of period                                                          $25.80              $25.10
  Accumulation units outstanding
  at the end of period                                                       400                 -

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                                                    $22.31              $20.30
    End of period                                                          $22.33              $22.31
  Accumulation units outstanding
  at the end of period                                                       252                 -

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                                                    $22.14              $20.10
    End of period                                                          $22.89              $22.14
  Accumulation units outstanding
  at the end of period                                                     34,688              3,430






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                                                    $19.41              $17.60
    End of period                                                          $20.73              $19.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $19.06              $17.69
    End of period                                                          $19.64              $19.06
  Accumulation units outstanding
  at the end of period                                                       210                204

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.82
    End of period                                                          $11.86              $11.76
  Accumulation units outstanding
  at the end of period                                                        -                1,281

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.90
    End of period                                                            N/A               $15.43
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $14.46
    End of period                                                          $15.06              $14.98
  Accumulation units outstanding
  at the end of period                                                     21,115              9,353

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.91              $16.83
    End of period                                                          $18.05              $17.91
  Accumulation units outstanding
  at the end of period                                                     23,393              12,068






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                    $24.79              $22.84
    End of period                                                          $25.83              $24.79
  Accumulation units outstanding
  at the end of period                                                      3,761              1,161

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.18              $28.76
    End of period                                                          $36.06              $32.18
  Accumulation units outstanding
  at the end of period                                                      3,025              1,640

JNL/JPMorgan International Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $11.39
    End of period                                                          $14.09              $12.96
  Accumulation units outstanding
  at the end of period                                                      7,586              3,250

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $16.80              $15.85
    End of period                                                          $18.53              $16.80
  Accumulation units outstanding
  at the end of period                                                       416                 -

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $15.51
    End of period                                                          $16.87              $16.61
  Accumulation units outstanding
  at the end of period                                                       894                232

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                    $18.92              $16.71
    End of period                                                          $19.05              $18.92
  Accumulation units outstanding
  at the end of period                                                       444                265






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.59
    End of period                                                          $10.65              $10.39
  Accumulation units outstanding
  at the end of period                                                     53,686              21,756

JNL/MCM S&P 400 MidCap Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.32
    End of period                                                          $13.98              $12.71
  Accumulation units outstanding
  at the end of period                                                     21,824              8,504

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.94
    End of period                                                           $8.77              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                 165

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.93
    End of period                                                          $11.85              $10.18
  Accumulation units outstanding
  at the end of period                                                      1,380               272

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $13.10
    End of period                                                          $13.65              $13.58
  Accumulation units outstanding
  at the end of period                                                     80,611              28,324

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $11.51
    End of period                                                          $13.33              $13.02
  Accumulation units outstanding
  at the end of period                                                     21,317              8,063






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.63
    End of period                                                          $14.95              $13.44
  Accumulation units outstanding
  at the end of period                                                     15,912              5,337

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.21
    End of period                                                          $14.62              $14.23
  Accumulation units outstanding
  at the end of period                                                      5,553              3,608

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.77              $14.53
    End of period                                                          $17.92              $16.77
  Accumulation units outstanding
  at the end of period                                                     11,920              7,595

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.66
    End of period                                                          $10.98              $10.98
  Accumulation units outstanding
  at the end of period                                                     11,780              7,222

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.38
    End of period                                                          $12.70              $12.72
  Accumulation units outstanding
  at the end of period                                                      5,434               231

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.42              $9.13
    End of period                                                           $8.72              $9.42
  Accumulation units outstanding
  at the end of period                                                     15,645              4,134






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                                                     $7.43              $6.66
    End of period                                                           $8.19              $7.43
  Accumulation units outstanding
  at the end of period                                                       184                193

JNL/T. Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.54
    End of period                                                          $13.52              $12.97
  Accumulation units outstanding
  at the end of period                                                      4,328              1,805

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $9.27
    End of period                                                          $10.81              $10.00
  Accumulation units outstanding
  at the end of period                                                       939                716

JNL/Oppenheimer Global Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.76
    End of period                                                          $12.48              $11.17
  Accumulation units outstanding
  at the end of period                                                     10,047              7,149

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.08              $8.04
    End of period                                                           $8.67              $8.08
  Accumulation units outstanding
  at the end of period                                                      8,654              10,438

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                                                    $16.29              $14.35
    End of period                                                          $17.31              $16.29
  Accumulation units outstanding
  at the end of period                                                       48                 186






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.53
    End of period                                                          $12.50              $11.55
  Accumulation units outstanding
  at the end of period                                                     25,991              6,772

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.17
    End of period                                                          $11.20              $11.74
  Accumulation units outstanding
  at the end of period                                                     33,921              16,359

JNL/MCM Consumer Brands Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.74
    End of period                                                          $10.23              $10.67
  Accumulation units outstanding
  at the end of period                                                       428                 -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.06              $15.76
    End of period                                                          $19.32              $18.06
  Accumulation units outstanding
  at the end of period                                                     12,922              4,287

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.25
    End of period                                                           $5.65              $5.61
  Accumulation units outstanding
  at the end of period                                                      1,672               407

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.49
    End of period                                                          $11.17              $10.57
  Accumulation units outstanding
  at the end of period                                                      4,369              2,608






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.76
    End of period                                                          $12.39              $11.89
  Accumulation units outstanding
  at the end of period                                                      1,283                -

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                    $17.06              $14.18
    End of period                                                          $22.91              $17.06
  Accumulation units outstanding
  at the end of period                                                      8,571              7,079

JNL/MCM Communications Sector Division(591)

  Accumulation unit value:
    Beginning of period                                                     $4.46              $3.93
    End of period                                                           $4.43              $4.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $8.36
    End of period                                                          $13.17              $9.77
  Accumulation units outstanding
  at the end of period                                                     22,495              3,305

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.84
    End of period                                                          $12.54              $11.77
  Accumulation units outstanding
  at the end of period                                                      5,684              2,958






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.23
    End of period                                                          $11.63              $11.04
  Accumulation units outstanding
  at the end of period                                                      1,491               144

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.09              $6.74
    End of period                                                           $7.38              $7.09
  Accumulation units outstanding
  at the end of period                                                     26,593              14,177

Fifth Third Balanced VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $11.47
    End of period                                                          $12.04              $12.02
  Accumulation units outstanding
  at the end of period                                                       427                428

Fifth Third Mid Cap VIP Division(592)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $13.94
    End of period                                                          $16.08              $14.89
  Accumulation units outstanding
  at the end of period                                                      8,207              4,987

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.44
    End of period                                                          $15.55              $14.87
  Accumulation units outstanding
  at the end of period                                                     21,107              13,339

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A
    End of period                                                          $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A
    End of period                                                          $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                       66                 N/A

JNL/Franklin Templeton Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A
    End of period                                                          $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       881                N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.85
    End of period                                                          $10.52              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.62
    End of period                                                          $15.57              $11.42
  Accumulation units outstanding
  at the end of period                                                     21,055               236

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.87
    End of period                                                          $11.84              $10.90
  Accumulation units outstanding
  at the end of period                                                     181,891             7,779

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.11
    End of period                                                          $11.93              $11.07
  Accumulation units outstanding
  at the end of period                                                     16,790               241




Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.50
    End of period                                                           $8.31              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.12              $17.88
    End of period                                                          $20.97              $20.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $25.01              $23.92
    End of period                                                          $25.70              $25.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                    $22.22              $20.23
    End of period                                                          $22.24              $22.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.05              $20.51
    End of period                                                          $22.80              $22.05
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $17.57
    End of period                                                          $20.64              $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.99              $17.77
    End of period                                                          $19.55              $18.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.77
    End of period                                                          $11.80              $11.70
  Accumulation units outstanding
  at the end of period                                                      1,084                -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.85
    End of period                                                            N/A               $15.37
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $14.40
    End of period                                                          $14.99              $14.92
  Accumulation units outstanding
  at the end of period                                                     15,355              9,742

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.84              $16.77
    End of period                                                          $17.97              $17.84
  Accumulation units outstanding
  at the end of period                                                      9,895              4,967






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.69              $23.00
    End of period                                                          $25.72              $24.69
  Accumulation units outstanding
  at the end of period                                                      3,032                -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $32.06              $28.66
    End of period                                                          $35.91              $32.06
  Accumulation units outstanding
  at the end of period                                                      1,090                -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $11.56
    End of period                                                          $14.03              $12.91
  Accumulation units outstanding
  at the end of period                                                      7,476              6,110

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.74              $15.98
    End of period                                                          $18.46              $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.56              $15.59
    End of period                                                          $16.80              $16.56
  Accumulation units outstanding
  at the end of period                                                       178                 -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.86              $16.86
    End of period                                                          $18.98              $18.86
  Accumulation units outstanding
  at the end of period                                                       73                  73






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.65
    End of period                                                          $10.63              $10.37
  Accumulation units outstanding
  at the end of period                                                      4,178                -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.44
    End of period                                                          $13.95              $12.69
  Accumulation units outstanding
  at the end of period                                                      2,769                -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.63              $9.18
    End of period                                                           $8.74              $9.63
  Accumulation units outstanding
  at the end of period                                                        -                2,392

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.91
    End of period                                                          $11.81              $10.15
  Accumulation units outstanding
  at the end of period                                                       273                134

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $13.10
    End of period                                                          $13.60              $13.54
  Accumulation units outstanding
  at the end of period                                                     34,537              19,933

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $11.50
    End of period                                                          $13.31              $13.01
  Accumulation units outstanding
  at the end of period                                                      1,061                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $11.82
    End of period                                                          $14.93              $13.42
  Accumulation units outstanding
  at the end of period                                                      4,380                -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $12.76
    End of period                                                          $14.58              $14.19
  Accumulation units outstanding
  at the end of period                                                      6,662              5,310

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.72              $14.50
    End of period                                                          $17.86              $16.72
  Accumulation units outstanding
  at the end of period                                                      7,604              5,448

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.65
    End of period                                                          $10.97              $10.97
  Accumulation units outstanding
  at the end of period                                                      2,698                -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $12.34
    End of period                                                          $12.67              $12.69
  Accumulation units outstanding
  at the end of period                                                      1,208                -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.40              $9.11
    End of period                                                           $8.70              $9.40
  Accumulation units outstanding
  at the end of period                                                     12,859              11,146






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                     $7.42              $6.64
    End of period                                                           $8.17              $7.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.62
    End of period                                                          $13.49              $12.94
  Accumulation units outstanding
  at the end of period                                                       400                126

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.98              $9.26
    End of period                                                          $10.79              $9.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.90
    End of period                                                          $12.45              $11.15
  Accumulation units outstanding
  at the end of period                                                      1,733              1,071

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $8.03
    End of period                                                           $8.65              $8.07
  Accumulation units outstanding
  at the end of period                                                       282                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.84
    End of period                                                          $17.28              $16.28
  Accumulation units outstanding
  at the end of period                                                      3,195                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.51
    End of period                                                          $12.47              $11.53
  Accumulation units outstanding
  at the end of period                                                     10,987              9,936

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.15
    End of period                                                          $11.17              $11.72
  Accumulation units outstanding
  at the end of period                                                     10,789              9,338

JNL/MCM Consumer Brands Sector Division(594)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.94
    End of period                                                          $10.21              $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.02              $15.73
    End of period                                                          $19.27              $18.02
  Accumulation units outstanding
  at the end of period                                                      8,645              6,249

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.60              $5.25
    End of period                                                           $5.64              $5.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.83
    End of period                                                          $11.14              $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.63
    End of period                                                          $12.36              $11.86
  Accumulation units outstanding
  at the end of period                                                       117                117

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $14.58
    End of period                                                          $22.86              $17.02
  Accumulation units outstanding
  at the end of period                                                       775                 -

JNL/MCM Communications Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                     $4.45              $3.95
    End of period                                                           $4.41              $4.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.75              $8.34
    End of period                                                          $13.14              $9.75
  Accumulation units outstanding
  at the end of period                                                     12,487              11,492

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.18
    End of period                                                          $12.52              $11.76
  Accumulation units outstanding
  at the end of period                                                      7,094              5,214






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.43
    End of period                                                          $11.61              $11.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                     $7.08              $6.65
    End of period                                                           $7.37              $7.08
  Accumulation units outstanding
  at the end of period                                                     43,773              34,034

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.45
    End of period                                                          $16.06              $14.87
  Accumulation units outstanding
  at the end of period                                                      8,700              6,972

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $13.24
    End of period                                                          $15.53              $14.86
  Accumulation units outstanding
  at the end of period                                                     22,034              16,271

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A
    End of period                                                          $11.56               N/A
  Accumulation units outstanding
  at the end of period                                                      1,147               N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A

JNL/Franklin Templeton Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       745                N/A

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.55
    End of period                                                          $10.52              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.53
    End of period                                                          $15.56              $11.42
  Accumulation units outstanding
  at the end of period                                                      1,367                -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.62
    End of period                                                          $11.84              $10.90
  Accumulation units outstanding
  at the end of period                                                     21,310                -

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.38
    End of period                                                          $11.93              $11.07
  Accumulation units outstanding
  at the end of period                                                       611                 -




Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.49
    End of period                                                           $8.28              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.02              $17.80
    End of period                                                          $20.86              $20.02
  Accumulation units outstanding
  at the end of period                                                        -                 179

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.89              $23.82
    End of period                                                          $25.56              $24.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                    $22.12              $20.03
    End of period                                                          $22.12              $22.12
  Accumulation units outstanding
  at the end of period                                                        -                 161

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.95              $20.42
    End of period                                                          $22.68              $21.95
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $17.49
    End of period                                                          $20.53              $19.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $17.69
    End of period                                                          $19.45              $18.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.71
    End of period                                                          $11.73              $11.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.78
    End of period                                                            N/A               $15.30
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $14.34
    End of period                                                          $14.91              $14.85
  Accumulation units outstanding
  at the end of period                                                      4,727              5,537

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.75              $16.70
    End of period                                                          $17.88              $17.75
  Accumulation units outstanding
  at the end of period                                                      2,582              2,935






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.58              $22.90
    End of period                                                          $25.58              $24.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.90              $28.53
    End of period                                                          $35.72              $31.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.51
    End of period                                                          $13.95              $12.85
  Accumulation units outstanding
  at the end of period                                                      2,163              2,082

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.67              $15.92
    End of period                                                          $18.37              $16.67
  Accumulation units outstanding
  at the end of period                                                       511                 -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $15.53
    End of period                                                          $16.73              $16.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.78              $16.79
    End of period                                                          $18.89              $18.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.64
    End of period                                                          $10.61              $10.36
  Accumulation units outstanding
  at the end of period                                                      1,758              1,712

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.43
    End of period                                                          $13.93              $12.67
  Accumulation units outstanding
  at the end of period                                                      1,345              1,399

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.60              $9.15
    End of period                                                           $8.71              $9.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.88
    End of period                                                          $11.77              $10.11
  Accumulation units outstanding
  at the end of period                                                      1,650               351

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.06
    End of period                                                          $13.55              $13.50
  Accumulation units outstanding
  at the end of period                                                     11,513              12,613

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.48
    End of period                                                          $13.28              $12.99
  Accumulation units outstanding
  at the end of period                                                      1,383              1,365






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $11.81
    End of period                                                          $14.90              $13.40
  Accumulation units outstanding
  at the end of period                                                      1,283              1,323

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $12.72
    End of period                                                          $14.52              $14.14
  Accumulation units outstanding
  at the end of period                                                      1,506              1,428

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.66              $14.45
    End of period                                                          $17.79              $16.66
  Accumulation units outstanding
  at the end of period                                                      2,419              1,852

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.64
    End of period                                                          $10.94              $10.95
  Accumulation units outstanding
  at the end of period                                                      2,075              1,856

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.30
    End of period                                                          $12.62              $12.64
  Accumulation units outstanding
  at the end of period                                                        -                 280

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.37              $9.09
    End of period                                                           $8.67              $9.37
  Accumulation units outstanding
  at the end of period                                                     15,949              2,653






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.40              $6.60
    End of period                                                           $8.14              $7.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.60
    End of period                                                          $13.45              $12.92
  Accumulation units outstanding
  at the end of period                                                       36                  36

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.96              $9.24
    End of period                                                          $10.76              $9.96
  Accumulation units outstanding
  at the end of period                                                        -                 358

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.89
    End of period                                                          $12.42              $11.13
  Accumulation units outstanding
  at the end of period                                                       18                  18

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $8.02
    End of period                                                           $8.63              $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.83
    End of period                                                          $17.26              $16.26
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.49
    End of period                                                          $12.43              $11.50
  Accumulation units outstanding
  at the end of period                                                      4,140              2,687

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.13
    End of period                                                          $11.13              $11.69
  Accumulation units outstanding
  at the end of period                                                      4,100              2,231

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $9.74
    End of period                                                          $10.17              $10.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $15.69
    End of period                                                          $19.21              $17.97
  Accumulation units outstanding
  at the end of period                                                      2,462              1,444

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.59              $5.24
    End of period                                                           $5.61              $5.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.80
    End of period                                                          $11.10              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.61
    End of period                                                          $12.32              $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $14.05
    End of period                                                          $22.78              $16.97
  Accumulation units outstanding
  at the end of period                                                        -                 211

JNL/MCM Communications Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                     $4.44              $3.91
    End of period                                                           $4.40              $4.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.72              $8.32
    End of period                                                          $13.09              $9.72
  Accumulation units outstanding
  at the end of period                                                      4,551              2,831

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.16
    End of period                                                          $12.49              $11.74
  Accumulation units outstanding
  at the end of period                                                      1,813              1,732






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.42
    End of period                                                          $11.58              $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.06              $6.64
    End of period                                                           $7.35              $7.06
  Accumulation units outstanding
  at the end of period                                                     11,188              10,719

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $13.43
    End of period                                                          $16.03              $14.85
  Accumulation units outstanding
  at the end of period                                                      2,086              2,032

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $13.32
    End of period                                                          $15.50              $14.84
  Accumulation units outstanding
  at the end of period                                                      6,653              5,002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.03
    End of period                                                          $10.51              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.91
    End of period                                                          $15.55              $11.42
  Accumulation units outstanding
  at the end of period                                                      7,479               312

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.70
    End of period                                                          $11.83              $10.90
  Accumulation units outstanding
  at the end of period                                                      6,649                -

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.74
    End of period                                                          $11.92              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.20
    End of period                                                          $11.83              $10.90
  Accumulation units outstanding
  at the end of period                                                      6,042                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division(646)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $17.03
    End of period                                                          $17.79              $17.68
  Accumulation units outstanding
  at the end of period                                                       491                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $13.03
    End of period                                                          $13.50              $13.46
  Accumulation units outstanding
  at the end of period                                                       643                 -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.87
    End of period                                                          $11.82              $10.90
  Accumulation units outstanding
  at the end of period                                                      3,609                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.47
    End of period                                                           $8.25              $8.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.92              $17.72
    End of period                                                          $20.74              $19.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.80              $23.75
    End of period                                                          $25.46              $24.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                                                    $22.01              $21.71
    End of period                                                          $22.00              $22.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.84              $20.32
    End of period                                                          $22.55              $21.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $17.41
    End of period                                                          $20.43              $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.80              $17.61
    End of period                                                          $19.35              $18.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.68
    End of period                                                          $11.69              $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.72
    End of period                                                            N/A               $15.22
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $14.28
    End of period                                                          $14.84              $14.78
  Accumulation units outstanding
  at the end of period                                                      3,184              1,019

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $16.62
    End of period                                                          $17.78              $17.67
  Accumulation units outstanding
  at the end of period                                                      7,521               580






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.46              $22.80
    End of period                                                          $25.45              $24.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.73              $28.39
    End of period                                                          $35.51              $31.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.46
    End of period                                                          $13.88              $12.79
  Accumulation units outstanding
  at the end of period                                                      1,047               353

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.59              $15.85
    End of period                                                          $18.27              $16.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.47
    End of period                                                          $16.65              $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $16.73
    End of period                                                          $18.80              $18.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $9.62
    End of period                                                          $10.59              $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.42
    End of period                                                          $13.90              $12.66
  Accumulation units outstanding
  at the end of period                                                      3,218                -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.56              $9.12
    End of period                                                           $8.68              $9.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.85
    End of period                                                          $11.72              $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.03
    End of period                                                          $13.50              $13.45
  Accumulation units outstanding
  at the end of period                                                     10,433              1,868

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.47
    End of period                                                          $13.26              $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $11.80
    End of period                                                          $14.87              $13.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.68
    End of period                                                          $14.46              $14.09
  Accumulation units outstanding
  at the end of period                                                       706                235

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.60              $14.40
    End of period                                                          $17.71              $16.60
  Accumulation units outstanding
  at the end of period                                                       920                405

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.62
    End of period                                                          $10.92              $10.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $12.26
    End of period                                                          $12.57              $12.60
  Accumulation units outstanding
  at the end of period                                                      1,624                -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.34              $9.06
    End of period                                                           $8.64              $9.34
  Accumulation units outstanding
  at the end of period                                                      4,407              4,451






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.39              $6.58
    End of period                                                           $8.12              $7.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $11.57
    End of period                                                          $13.41              $12.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $9.23
    End of period                                                          $10.73              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.87
    End of period                                                          $12.39              $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.04              $8.00
    End of period                                                           $8.61              $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.24              $14.82
    End of period                                                          $17.23              $16.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.46
    End of period                                                          $12.39              $11.46
  Accumulation units outstanding
  at the end of period                                                      3,619              3,552

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.10
    End of period                                                          $11.09              $11.65
  Accumulation units outstanding
  at the end of period                                                      3,568              3,532

JNL/MCM Consumer Brands Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $9.69
    End of period                                                          $10.14              $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $15.65
    End of period                                                          $19.15              $17.92
  Accumulation units outstanding
  at the end of period                                                      2,320              2,359

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $5.22
    End of period                                                           $5.60              $5.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.77
    End of period                                                          $11.07              $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.58
    End of period                                                          $12.28              $11.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.93              $14.24
    End of period                                                          $22.71              $16.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                     $4.43              $3.96
    End of period                                                           $4.39              $4.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.69              $8.30
    End of period                                                          $13.05              $9.69
  Accumulation units outstanding
  at the end of period                                                      4,251              4,259

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.15
    End of period                                                          $12.47              $11.72
  Accumulation units outstanding
  at the end of period                                                       831                282






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.41
    End of period                                                          $11.56              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                     $7.05              $6.96
    End of period                                                           $7.33              $7.05
  Accumulation units outstanding
  at the end of period                                                      5,561              2,128

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $14.08
    End of period                                                          $16.01              $14.84
  Accumulation units outstanding
  at the end of period                                                      1,021               444

Fifth Third Disciplined Value VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $13.96
    End of period                                                          $15.47              $14.82
  Accumulation units outstanding
  at the end of period                                                      2,590              1,007

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.47
    End of period                                                          $10.50              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.56
    End of period                                                          $15.54              $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.98
    End of period                                                          $11.82              $10.90
  Accumulation units outstanding
  at the end of period                                                       480                 -

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.53
    End of period                                                          $11.91              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.34              $22.69
    End of period                                                          $25.31              $24.34
  Accumulation units outstanding
  at the end of period                                                       32                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.60              $28.26
    End of period                                                          $35.34              $31.60
  Accumulation units outstanding
  at the end of period                                                       25                  -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.55
    End of period                                                          $13.37              $12.85
  Accumulation units outstanding
  at the end of period                                                       60                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.86
    End of period                                                          $12.37              $11.09
  Accumulation units outstanding
  at the end of period                                                       71                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $14.75               N/A
    End of period                                                          $14.75               N/A
  Accumulation units outstanding
  at the end of period                                                       926                N/A

JNL/Salomon Brothers Strategic Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $17.61               N/A
    End of period                                                          $17.68               N/A
  Accumulation units outstanding
  at the end of period                                                       520                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(772)

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A
    End of period                                                          $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                       293                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                    $13.40               N/A
    End of period                                                          $13.44               N/A
  Accumulation units outstanding
  at the end of period                                                      1,695               N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A
    End of period                                                          $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                       199                N/A

JNL/Lazard Mid Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                    $16.19               N/A
    End of period                                                          $17.64               N/A
  Accumulation units outstanding
  at the end of period                                                       334                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(772)

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A
    End of period                                                          $12.44               N/A
  Accumulation units outstanding
  at the end of period                                                       237                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                     $6.64               N/A
    End of period                                                           $7.31               N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A
    End of period                                                          $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A

Fifth Third Disciplined Value VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A
    End of period                                                          $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                       857                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.04              $7.44
    End of period                                                           $8.22              $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.81              $17.63
    End of period                                                          $20.61              $19.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.62              $23.58
    End of period                                                          $25.26              $24.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.71              $20.21
    End of period                                                          $22.41              $21.71
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.04              $17.31
    End of period                                                          $20.29              $19.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.69              $17.52
    End of period                                                          $19.22              $18.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.62
    End of period                                                          $11.61              $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.64
    End of period                                                            N/A               $15.14
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.20
    End of period                                                          $14.74              $14.69
  Accumulation units outstanding
  at the end of period                                                      2,716               829

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.57              $16.53
    End of period                                                          $17.67              $17.57
  Accumulation units outstanding
  at the end of period                                                      1,475               482






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.32              $22.68
    End of period                                                          $25.28              $24.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.57              $28.25
    End of period                                                          $35.30              $31.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.39
    End of period                                                          $13.79              $12.71
  Accumulation units outstanding
  at the end of period                                                      2,091              1,733

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $15.77
    End of period                                                          $18.16              $16.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $15.40
    End of period                                                          $16.56              $16.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.61              $16.65
    End of period                                                          $18.70              $18.61
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.32              $9.61
    End of period                                                          $10.56              $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.40
    End of period                                                          $13.87              $12.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.52              $9.09
    End of period                                                           $8.64              $9.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.82
    End of period                                                          $11.67              $10.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $12.97
    End of period                                                          $13.43              $13.40
  Accumulation units outstanding
  at the end of period                                                      7,170              3,375

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.46
    End of period                                                          $13.23              $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $11.78
    End of period                                                          $14.83              $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.64
    End of period                                                          $14.40              $14.04
  Accumulation units outstanding
  at the end of period                                                      1,420              1,141

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.54              $14.36
    End of period                                                          $17.64              $16.54
  Accumulation units outstanding
  at the end of period                                                      1,973              1,663

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.61
    End of period                                                          $10.90              $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $12.21
    End of period                                                          $12.51              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.31              $9.04
    End of period                                                           $8.61              $9.31
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.37              $6.57
    End of period                                                           $8.09              $7.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.55
    End of period                                                          $13.37              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $9.20
    End of period                                                          $10.69              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.85
    End of period                                                          $12.36              $11.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.02              $7.99
    End of period                                                           $8.58              $8.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $14.81
    End of period                                                          $17.20              $16.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.44
    End of period                                                          $12.34              $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.07
    End of period                                                          $11.05              $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $9.76
    End of period                                                          $10.10              $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.87              $15.61
    End of period                                                          $19.07              $17.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.55              $5.21
    End of period                                                           $5.57              $5.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.74
    End of period                                                          $11.02              $10.45
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.55
    End of period                                                          $12.22              $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.87              $14.20
    End of period                                                          $22.62              $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.42              $4.03
    End of period                                                           $4.37              $4.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.28
    End of period                                                          $13.00              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.13
    End of period                                                          $12.43              $11.70
  Accumulation units outstanding
  at the end of period                                                      1,663              1,398






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.39
    End of period                                                          $11.53              $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                     $7.03              $6.28
    End of period                                                           $7.31              $7.03
  Accumulation units outstanding
  at the end of period                                                     11,804              9,524

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $13.08
    End of period                                                          $15.97              $14.81
  Accumulation units outstanding
  at the end of period                                                      2,183              1,828

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.68
    End of period                                                          $15.44              $14.80
  Accumulation units outstanding
  at the end of period                                                      5,554              4,391

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A
    End of period                                                          $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.46
    End of period                                                          $15.53              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.98
    End of period                                                          $11.81              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.78
    End of period                                                          $11.90              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -


Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.60
    End of period                                                          $10.88              $10.90
  Accumulation units outstanding
  at the end of period                                                      1,335                -

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.30              $9.02
    End of period                                                           $8.59              $9.30
  Accumulation units outstanding
  at the end of period                                                      1,762                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.42
    End of period                                                          $12.31              $11.40
  Accumulation units outstanding
  at the end of period                                                      1,254                -

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.64              $8.26
    End of period                                                          $12.97              $9.64
  Accumulation units outstanding
  at the end of period                                                      1,174                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.59
    End of period                                                          $15.52              $11.41
  Accumulation units outstanding
  at the end of period                                                      1,050                -

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.87
    End of period                                                          $11.81              $10.89
  Accumulation units outstanding
  at the end of period                                                      2,665                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.02              $7.42
    End of period                                                           $8.19              $8.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.73              $17.56
    End of period                                                          $20.53              $19.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.53              $23.50
    End of period                                                          $25.15              $24.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                                                    $21.80              $18.49
    End of period                                                          $21.77              $21.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.63              $20.14
    End of period                                                          $22.32              $21.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.97              $17.25
    End of period                                                          $20.21              $18.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.62              $17.45
    End of period                                                          $19.14              $18.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.57
    End of period                                                          $11.56              $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.59
    End of period                                                            N/A               $15.08
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.15
    End of period                                                          $14.68              $14.64
  Accumulation units outstanding
  at the end of period                                                      1,565              1,570

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $16.47
    End of period                                                          $17.59              $17.50
  Accumulation units outstanding
  at the end of period                                                       767                769






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.22              $22.60
    End of period                                                          $25.18              $24.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.44              $28.15
    End of period                                                          $35.15              $31.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.35
    End of period                                                          $13.73              $12.66
  Accumulation units outstanding
  at the end of period                                                       814                826

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.44              $15.71
    End of period                                                          $18.09              $16.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.29              $15.35
    End of period                                                          $16.50              $16.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $16.60
    End of period                                                          $18.63              $18.55
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $9.60
    End of period                                                          $10.55              $10.31
  Accumulation units outstanding
  at the end of period                                                      5,462              5,738

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.39
    End of period                                                          $13.84              $12.62
  Accumulation units outstanding
  at the end of period                                                      2,028              2,169

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.06
    End of period                                                           $8.62              $9.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $8.80
    End of period                                                          $11.63              $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.94
    End of period                                                          $13.39              $13.36
  Accumulation units outstanding
  at the end of period                                                      2,464              2,435

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.44
    End of period                                                          $13.21              $12.93
  Accumulation units outstanding
  at the end of period                                                      1,242              1,307






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $11.79
    End of period                                                          $14.84              $13.37
  Accumulation units outstanding
  at the end of period                                                      1,224              1,312

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $12.61
    End of period                                                          $14.35              $14.00
  Accumulation units outstanding
  at the end of period                                                       722                725

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $14.32
    End of period                                                          $17.58              $16.49
  Accumulation units outstanding
  at the end of period                                                       852                860

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.60
    End of period                                                          $10.88              $10.90
  Accumulation units outstanding
  at the end of period                                                      8,402              3,795

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.18
    End of period                                                          $12.47              $12.51
  Accumulation units outstanding
  at the end of period                                                       188                189

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.29              $9.02
    End of period                                                           $8.59              $9.29
  Accumulation units outstanding
  at the end of period                                                      7,464               342






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.35              $6.56
    End of period                                                           $8.08              $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $11.53
    End of period                                                          $13.34              $12.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.89              $9.19
    End of period                                                          $10.67              $9.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.84
    End of period                                                          $12.34              $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.98
    End of period                                                           $8.57              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $14.80
    End of period                                                          $17.17              $16.21
  Accumulation units outstanding
  at the end of period                                                       358                394






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.43
    End of period                                                          $12.32              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.05
    End of period                                                          $11.02              $11.59
  Accumulation units outstanding
  at the end of period                                                       351                343

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $9.74
    End of period                                                          $10.07              $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.85              $15.60
    End of period                                                          $19.05              $17.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.20
    End of period                                                           $5.56              $5.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.72
    End of period                                                          $10.99              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.53
    End of period                                                          $12.20              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $14.17
    End of period                                                          $22.56              $16.83
  Accumulation units outstanding
  at the end of period                                                      1,170              1,227

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.41              $4.02
    End of period                                                           $4.36              $4.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.64              $8.26
    End of period                                                          $12.97              $9.64
  Accumulation units outstanding
  at the end of period                                                       239                334

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.12
    End of period                                                          $12.41              $11.69
  Accumulation units outstanding
  at the end of period                                                       662                668






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.38
    End of period                                                          $11.51              $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                     $7.02              $6.93
    End of period                                                           $7.30              $7.02
  Accumulation units outstanding
  at the end of period                                                      4,807              4,794

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $14.02
    End of period                                                          $15.95              $14.80
  Accumulation units outstanding
  at the end of period                                                       937                952

Fifth Third Disciplined Value VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $13.89
    End of period                                                          $15.42              $14.79
  Accumulation units outstanding
  at the end of period                                                      2,265              2,258

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.12
    End of period                                                          $10.49              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.62
    End of period                                                          $15.52              $11.41
  Accumulation units outstanding
  at the end of period                                                      5,073                -

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.76
    End of period                                                          $11.81              $10.89
  Accumulation units outstanding
  at the end of period                                                       969               1,016

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.77
    End of period                                                          $11.90              $11.06
  Accumulation units outstanding
  at the end of period                                                       968               1,015




Accumulation Unit Values
Contract with Endorsements - 2.06%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.02              $7.43
    End of period                                                           $8.19              $8.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.71              $17.55
    End of period                                                          $20.50              $19.71
  Accumulation units outstanding
  at the end of period                                                       790                777

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.50              $23.48
    End of period                                                          $25.13              $24.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                    $21.78              $19.05
    End of period                                                          $21.74              $21.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $20.12
    End of period                                                          $22.29              $21.61
  Accumulation units outstanding
  at the end of period                                                      5,617              5,609






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.95              $17.24
    End of period                                                          $20.19              $18.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.61              $17.44
    End of period                                                          $19.12              $18.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.56
    End of period                                                          $11.55              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.57
    End of period                                                            N/A               $15.07
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $14.14
    End of period                                                          $14.66              $14.62
  Accumulation units outstanding
  at the end of period                                                     13,342              4,589

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $16.46
    End of period                                                          $17.57              $17.48
  Accumulation units outstanding
  at the end of period                                                      2,848              2,403






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.20              $22.57
    End of period                                                          $25.15              $24.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.41              $28.12
    End of period                                                          $35.11              $31.41
  Accumulation units outstanding
  at the end of period                                                       31                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.34
    End of period                                                          $13.72              $12.65
  Accumulation units outstanding
  at the end of period                                                      2,251              2,275

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.70
    End of period                                                          $18.07              $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.27              $15.34
    End of period                                                          $16.48              $16.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.53              $16.59
    End of period                                                          $18.61              $18.53
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $9.60
    End of period                                                          $10.54              $10.31
  Accumulation units outstanding
  at the end of period                                                     34,481              32,170

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.39
    End of period                                                          $13.84              $12.61
  Accumulation units outstanding
  at the end of period                                                     18,912              17,597

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.49              $9.06
    End of period                                                           $8.61              $9.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.79
    End of period                                                          $11.62              $10.00
  Accumulation units outstanding
  at the end of period                                                      1,323               173

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $12.93
    End of period                                                          $13.38              $13.35
  Accumulation units outstanding
  at the end of period                                                     17,336              15,752

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.44
    End of period                                                          $13.20              $12.93
  Accumulation units outstanding
  at the end of period                                                     16,087              15,625






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $11.77
    End of period                                                          $14.80              $13.34
  Accumulation units outstanding
  at the end of period                                                     13,835              12,963

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $12.60
    End of period                                                          $14.34              $13.99
  Accumulation units outstanding
  at the end of period                                                      1,579              1,606

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.31
    End of period                                                          $17.57              $16.48
  Accumulation units outstanding
  at the end of period                                                      2,183              2,204

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.60
    End of period                                                          $10.87              $10.90
  Accumulation units outstanding
  at the end of period                                                      5,242              7,158

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.17
    End of period                                                          $12.46              $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.29              $9.02
    End of period                                                           $8.58              $9.29
  Accumulation units outstanding
  at the end of period                                                      9,474              9,340






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.35              $6.56
    End of period                                                           $8.07              $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $11.52
    End of period                                                          $13.33              $12.82
  Accumulation units outstanding
  at the end of period                                                       118                 -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.89              $9.19
    End of period                                                          $10.66              $9.89
  Accumulation units outstanding
  at the end of period                                                      2,154              2,156

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.84
    End of period                                                          $12.33              $11.07
  Accumulation units outstanding
  at the end of period                                                       151                118

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.98
    End of period                                                           $8.56              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $14.80
    End of period                                                          $17.17              $16.20
  Accumulation units outstanding
  at the end of period                                                       100                 95






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.41
    End of period                                                          $12.30              $11.40
  Accumulation units outstanding
  at the end of period                                                      9,489              8,737

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.05
    End of period                                                          $11.01              $11.58
  Accumulation units outstanding
  at the end of period                                                      8,311              8,185

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $9.74
    End of period                                                          $10.07              $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $15.57
    End of period                                                          $19.01              $17.82
  Accumulation units outstanding
  at the end of period                                                      5,371              5,367

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.20
    End of period                                                           $5.56              $5.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.72
    End of period                                                          $10.99              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.53
    End of period                                                          $12.19              $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $14.17
    End of period                                                          $22.55              $16.82
  Accumulation units outstanding
  at the end of period                                                       980                 23

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.40              $4.02
    End of period                                                           $4.36              $4.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.64              $8.26
    End of period                                                          $12.96              $9.64
  Accumulation units outstanding
  at the end of period                                                     11,166              9,958

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.12
    End of period                                                          $12.41              $11.68
  Accumulation units outstanding
  at the end of period                                                      1,916              1,949






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.38
    End of period                                                          $11.51              $10.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                     $7.02              $6.84
    End of period                                                           $7.29              $7.02
  Accumulation units outstanding
  at the end of period                                                     12,000              12,197

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.83
    End of period                                                          $15.94              $14.80
  Accumulation units outstanding
  at the end of period                                                      2,387              2,408

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $13.63
    End of period                                                          $15.41              $14.78
  Accumulation units outstanding
  at the end of period                                                      5,569              5,665

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A
    End of period                                                          $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                       142                N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.21
    End of period                                                          $10.49              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.02
    End of period                                                          $15.52              $11.41
  Accumulation units outstanding
  at the end of period                                                       115                 -

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.92
    End of period                                                          $11.81              $10.89
  Accumulation units outstanding
  at the end of period                                                     37,869              3,784

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.95
    End of period                                                          $11.90              $11.06
  Accumulation units outstanding
  at the end of period                                                       90                  -




Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.41
    End of period                                                           $8.17              $8.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.64              $17.48
    End of period                                                          $20.42              $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.41              $23.39
    End of period                                                          $25.02              $24.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                                                    $21.70              $21.08
    End of period                                                          $21.65              $21.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.53              $20.05
    End of period                                                          $22.20              $21.53
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                                                    $18.88              $18.80
    End of period                                                          $20.10              $18.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $17.38
    End of period                                                          $19.04              $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $11.54
    End of period                                                          $11.52              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.60
    End of period                                                            N/A               $15.10
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $14.08
    End of period                                                          $14.60              $14.57
  Accumulation units outstanding
  at the end of period                                                      2,556              1,881

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.42              $16.40
    End of period                                                          $17.50              $17.42
  Accumulation units outstanding
  at the end of period                                                      1,787              1,092






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.11              $22.49
    End of period                                                          $25.04              $24.11
  Accumulation units outstanding
  at the end of period                                                       246                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.29              $28.02
    End of period                                                          $34.96              $31.29
  Accumulation units outstanding
  at the end of period                                                       185                 -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.30
    End of period                                                          $13.66              $12.60
  Accumulation units outstanding
  at the end of period                                                       177                320

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.36              $15.64
    End of period                                                          $17.99              $16.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $15.29
    End of period                                                          $16.42              $16.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.47              $16.54
    End of period                                                          $18.54              $18.47
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.59
    End of period                                                          $10.52              $10.30
  Accumulation units outstanding
  at the end of period                                                      6,737              6,941

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.36
    End of period                                                          $13.79              $12.58
  Accumulation units outstanding
  at the end of period                                                      3,299              3,463

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.04
    End of period                                                           $8.59              $9.47
  Accumulation units outstanding
  at the end of period                                                        -                 634

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.98              $8.77
    End of period                                                          $11.58              $9.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.91
    End of period                                                          $13.34              $13.32
  Accumulation units outstanding
  at the end of period                                                      4,123              2,783

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.42
    End of period                                                          $13.17              $12.90
  Accumulation units outstanding
  at the end of period                                                      2,679              2,713






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $11.77
    End of period                                                          $14.79              $13.33
  Accumulation units outstanding
  at the end of period                                                      3,744              2,961

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $12.56
    End of period                                                          $14.29              $13.94
  Accumulation units outstanding
  at the end of period                                                       162                218

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.44              $14.28
    End of period                                                          $17.51              $16.44
  Accumulation units outstanding
  at the end of period                                                       206                370

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.59
    End of period                                                          $10.86              $10.89
  Accumulation units outstanding
  at the end of period                                                      5,584              3,491

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.14
    End of period                                                          $12.42              $12.47
  Accumulation units outstanding
  at the end of period                                                       722                722

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.27              $9.00
    End of period                                                           $8.56              $9.27
  Accumulation units outstanding
  at the end of period                                                     15,041              2,239






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.35              $6.56
    End of period                                                           $8.07              $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.50
    End of period                                                          $13.30              $12.79
  Accumulation units outstanding
  at the end of period                                                      2,016              2,132

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.87              $9.17
    End of period                                                          $10.64              $9.87
  Accumulation units outstanding
  at the end of period                                                      2,353              2,721

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.82
    End of period                                                          $12.30              $11.05
  Accumulation units outstanding
  at the end of period                                                       209                 -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.99              $7.97
    End of period                                                           $8.55              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.19              $14.79
    End of period                                                          $17.14              $16.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.39
    End of period                                                          $12.27              $11.37
  Accumulation units outstanding
  at the end of period                                                     10,586              1,836

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.03
    End of period                                                          $10.99              $11.56
  Accumulation units outstanding
  at the end of period                                                     11,527              1,801

JNL/MCM Consumer Brands Sector Division(697)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.78
    End of period                                                          $10.04              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $15.54
    End of period                                                          $18.96              $17.78
  Accumulation units outstanding
  at the end of period                                                      6,755              1,208

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.35
    End of period                                                           $5.54              $5.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.48
    End of period                                                          $10.96              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.38
    End of period                                                          $12.16              $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.14
    End of period                                                          $22.49              $16.79
  Accumulation units outstanding
  at the end of period                                                       562                 -

JNL/MCM Communications Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                     $4.39              $3.92
    End of period                                                           $4.34              $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.62              $8.24
    End of period                                                          $12.92              $9.62
  Accumulation units outstanding
  at the end of period                                                     11,154              2,114

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.11
    End of period                                                          $12.39              $11.67
  Accumulation units outstanding
  at the end of period                                                       195                260






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.37
    End of period                                                          $11.49              $10.94
  Accumulation units outstanding
  at the end of period                                                       420                 -

Fifth Third Quality Growth VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                     $7.01              $6.93
    End of period                                                           $7.28              $7.01
  Accumulation units outstanding
  at the end of period                                                       670               2,021

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $14.57
    End of period                                                          $15.92              $14.78
  Accumulation units outstanding
  at the end of period                                                        -                 412

Fifth Third Disciplined Value VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $14.63
    End of period                                                          $15.39              $14.77
  Accumulation units outstanding
  at the end of period                                                      1,077              1,567

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.46
    End of period                                                          $10.48              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.70
    End of period                                                          $15.51              $11.41
  Accumulation units outstanding
  at the end of period                                                       154                 -

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.77
    End of period                                                          $11.80              $10.89
  Accumulation units outstanding
  at the end of period                                                     48,202              1,981

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.80
    End of period                                                          $11.89              $11.06
  Accumulation units outstanding
  at the end of period                                                       563                602




Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.41
    End of period                                                           $8.16              $8.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $17.47
    End of period                                                          $20.39              $19.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.39              $23.37
    End of period                                                          $25.00              $24.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                    $21.68              $18.69
    End of period                                                          $21.63              $21.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.51              $20.03
    End of period                                                          $22.17              $21.51
  Accumulation units outstanding
  at the end of period                                                       153                153






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.86              $17.16
    End of period                                                          $20.08              $18.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $17.36
    End of period                                                          $19.02              $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.51
    End of period                                                          $11.49              $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.51
    End of period                                                            N/A               $15.00
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $14.07
    End of period                                                          $14.59              $14.55
  Accumulation units outstanding
  at the end of period                                                      2,318               636

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.40              $16.38
    End of period                                                          $17.48              $17.40
  Accumulation units outstanding
  at the end of period                                                      1,278               272






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.08              $22.47
    End of period                                                          $25.02              $24.08
  Accumulation units outstanding
  at the end of period                                                       590                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.26              $28.00
    End of period                                                          $34.93              $31.26
  Accumulation units outstanding
  at the end of period                                                       673                783

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.29
    End of period                                                          $13.65              $12.59
  Accumulation units outstanding
  at the end of period                                                       779                489

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.35              $15.63
    End of period                                                          $17.98              $16.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $15.28
    End of period                                                          $16.40              $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $16.53
    End of period                                                          $18.52              $18.45
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $9.59
    End of period                                                          $10.52              $10.29
  Accumulation units outstanding
  at the end of period                                                      3,156              1,116

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.37
    End of period                                                          $13.81              $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.46              $9.03
    End of period                                                           $8.58              $9.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.97              $8.77
    End of period                                                          $11.57              $9.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.89
    End of period                                                          $13.33              $13.31
  Accumulation units outstanding
  at the end of period                                                      5,859              1,249

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $11.43
    End of period                                                          $13.18              $12.91
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $11.75
    End of period                                                          $14.77              $13.32
  Accumulation units outstanding
  at the end of period                                                       88                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $12.56
    End of period                                                          $14.29              $13.94
  Accumulation units outstanding
  at the end of period                                                       766                363

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.43              $14.27
    End of period                                                          $17.50              $16.43
  Accumulation units outstanding
  at the end of period                                                       905                499

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.59
    End of period                                                          $10.85              $10.88
  Accumulation units outstanding
  at the end of period                                                      4,998               240

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $12.13
    End of period                                                          $12.41              $12.46
  Accumulation units outstanding
  at the end of period                                                       756                761

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.99
    End of period                                                           $8.55              $9.26
  Accumulation units outstanding
  at the end of period                                                       315                316






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                                                     $7.33              $6.61
    End of period                                                           $8.05              $7.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.50
    End of period                                                          $13.29              $12.79
  Accumulation units outstanding
  at the end of period                                                       582                 74

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.86              $9.17
    End of period                                                          $10.63              $9.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.83
    End of period                                                          $12.30              $11.05
  Accumulation units outstanding
  at the end of period                                                      5,448              3,366

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.99              $7.96
    End of period                                                           $8.54              $7.99
  Accumulation units outstanding
  at the end of period                                                       392                392

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.18              $14.78
    End of period                                                          $17.14              $16.18
  Accumulation units outstanding
  at the end of period                                                       189                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.39
    End of period                                                          $12.26              $11.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.02
    End of period                                                          $10.98              $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $9.72
    End of period                                                          $10.03              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $15.53
    End of period                                                          $18.95              $17.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.18
    End of period                                                           $5.54              $5.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $10.69
    End of period                                                          $10.95              $10.39
  Accumulation units outstanding
  at the end of period                                                       524                524






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.50
    End of period                                                          $12.15              $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $14.13
    End of period                                                          $22.47              $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.39              $4.01
    End of period                                                           $4.34              $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.24
    End of period                                                          $12.92              $9.61
  Accumulation units outstanding
  at the end of period                                                       64                  64

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.10
    End of period                                                          $12.38              $11.66
  Accumulation units outstanding
  at the end of period                                                       638                431






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.37
    End of period                                                          $11.48              $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(587)

  Accumulation unit value:
    Beginning of period                                                     $7.00              $6.87
    End of period                                                           $7.27              $7.00
  Accumulation units outstanding
  at the end of period                                                      2,778              2,730

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $13.81
    End of period                                                          $15.92              $14.78
  Accumulation units outstanding
  at the end of period                                                       789                543

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $13.62
    End of period                                                          $15.39              $14.76
  Accumulation units outstanding
  at the end of period                                                      1,755              1,255

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A
    End of period                                                          $10.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.01
    End of period                                                          $15.51              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.68
    End of period                                                          $11.80              $10.89
  Accumulation units outstanding
  at the end of period                                                      1,404                -

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.04
    End of period                                                          $11.89              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(588)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.38
    End of period                                                           $8.14              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.54              $17.41
    End of period                                                          $20.31              $19.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.29              $23.29
    End of period                                                          $24.89              $24.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                                                    $21.59              $19.45
    End of period                                                          $21.54              $21.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.42              $19.96
    End of period                                                          $22.08              $21.42
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.79              $17.10
    End of period                                                          $20.00              $18.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $17.30
    End of period                                                          $18.94              $18.44
  Accumulation units outstanding
  at the end of period                                                       95                  96

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.47
    End of period                                                          $11.44              $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.46
    End of period                                                            N/A               $14.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.50              $14.02
    End of period                                                          $14.52              $14.50
  Accumulation units outstanding
  at the end of period                                                      3,054              2,869

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.33              $16.32
    End of period                                                          $17.41              $17.33
  Accumulation units outstanding
  at the end of period                                                      4,346              1,719






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.99              $22.39
    End of period                                                          $24.91              $23.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.14              $27.90
    End of period                                                          $34.78              $31.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.25
    End of period                                                          $13.59              $12.54
  Accumulation units outstanding
  at the end of period                                                      3,208              3,239

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.29              $15.58
    End of period                                                          $17.90              $16.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.23
    End of period                                                          $16.34              $16.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.39              $16.48
    End of period                                                          $18.46              $18.39
  Accumulation units outstanding
  at the end of period                                                       131                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.58
    End of period                                                          $10.50              $10.28
  Accumulation units outstanding
  at the end of period                                                       524                524

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.37
    End of period                                                          $13.79              $12.58
  Accumulation units outstanding
  at the end of period                                                       443                444

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.43              $9.01
    End of period                                                           $8.56              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $8.75
    End of period                                                          $11.54              $9.94
  Accumulation units outstanding
  at the end of period                                                       120                120

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.86
    End of period                                                          $13.29              $13.27
  Accumulation units outstanding
  at the end of period                                                     13,070              9,816

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $11.42
    End of period                                                          $13.15              $12.89
  Accumulation units outstanding
  at the end of period                                                       444                444






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.74
    End of period                                                          $14.75              $13.30
  Accumulation units outstanding
  at the end of period                                                       436                437

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.53
    End of period                                                          $14.24              $13.90
  Accumulation units outstanding
  at the end of period                                                      2,163              2,294

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.38              $14.23
    End of period                                                          $17.45              $16.38
  Accumulation units outstanding
  at the end of period                                                      2,746              2,969

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.58
    End of period                                                          $10.84              $10.87
  Accumulation units outstanding
  at the end of period                                                       475                475

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $12.10
    End of period                                                          $12.37              $12.43
  Accumulation units outstanding
  at the end of period                                                       196                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.98
    End of period                                                           $8.53              $9.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.32              $6.53
    End of period                                                           $8.03              $7.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.48
    End of period                                                          $13.26              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $9.15
    End of period                                                          $10.61              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.81
    End of period                                                          $12.28              $11.03
  Accumulation units outstanding
  at the end of period                                                       197                 -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.96
    End of period                                                           $8.53              $7.98
  Accumulation units outstanding
  at the end of period                                                       282                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.17              $14.77
    End of period                                                          $17.12              $16.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.37
    End of period                                                          $12.23              $11.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.00
    End of period                                                          $10.95              $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $9.72
    End of period                                                          $10.01              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.73              $15.50
    End of period                                                          $18.90              $17.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $5.11
    End of period                                                           $5.52              $5.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.37              $10.67
    End of period                                                          $10.92              $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.59
    End of period                                                          $12.12              $11.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.74              $14.10
    End of period                                                          $22.42              $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                     $4.38              $3.90
    End of period                                                           $4.33              $4.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.22
    End of period                                                          $12.88              $9.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.09
    End of period                                                          $12.36              $11.65
  Accumulation units outstanding
  at the end of period                                                      2,348              2,479






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.36
    End of period                                                          $11.46              $10.92
  Accumulation units outstanding
  at the end of period                                                       137                137

Fifth Third Quality Growth VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                     $6.99              $6.90
    End of period                                                           $7.26              $6.99
  Accumulation units outstanding
  at the end of period                                                     16,804              17,518

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.10
    End of period                                                          $15.90              $14.76
  Accumulation units outstanding
  at the end of period                                                      3,312              3,357

Fifth Third Disciplined Value VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.58
    End of period                                                          $15.37              $14.75
  Accumulation units outstanding
  at the end of period                                                      8,024              8,375

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A
    End of period                                                          $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                       70                 N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.94
    End of period                                                          $10.48              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.56
    End of period                                                          $15.50              $11.41
  Accumulation units outstanding
  at the end of period                                                      1,531                -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.62
    End of period                                                          $11.79              $10.89
  Accumulation units outstanding
  at the end of period                                                     102,624               -

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.10
    End of period                                                          $11.88              $11.06
  Accumulation units outstanding
  at the end of period                                                     15,638                -




Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.39
    End of period                                                           $8.14              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.53              $17.39
    End of period                                                          $20.29              $19.53
  Accumulation units outstanding
  at the end of period                                                       274                200

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.27              $23.27
    End of period                                                          $24.86              $24.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $21.57              $19.07
    End of period                                                          $21.51              $21.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.40              $19.94
    End of period                                                          $22.06              $21.40
  Accumulation units outstanding
  at the end of period                                                       163                162






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $17.08
    End of period                                                          $19.97              $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.43              $17.28
    End of period                                                          $18.92              $18.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $11.46
    End of period                                                          $11.43              $11.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.44
    End of period                                                            N/A               $14.93
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $14.01
    End of period                                                          $14.51              $14.48
  Accumulation units outstanding
  at the end of period                                                     13,811              11,777

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $16.31
    End of period                                                          $17.39              $17.31
  Accumulation units outstanding
  at the end of period                                                      7,704              6,486






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.97              $22.37
    End of period                                                          $24.88              $23.97
  Accumulation units outstanding
  at the end of period                                                       382                144

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $31.11              $27.87
    End of period                                                          $34.74              $31.11
  Accumulation units outstanding
  at the end of period                                                       145                131

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.24
    End of period                                                          $13.57              $12.53
  Accumulation units outstanding
  at the end of period                                                      5,979              5,221

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.27              $15.56
    End of period                                                          $17.88              $16.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $15.22
    End of period                                                          $16.33              $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.38              $16.47
    End of period                                                          $18.44              $18.38
  Accumulation units outstanding
  at the end of period                                                       196                196






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.58
    End of period                                                          $10.50              $10.28
  Accumulation units outstanding
  at the end of period                                                      6,666              6,515

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.36
    End of period                                                          $13.78              $12.58
  Accumulation units outstanding
  at the end of period                                                      4,397              4,494

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.43              $9.00
    End of period                                                           $8.55              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.94              $8.74
    End of period                                                          $11.53              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.85
    End of period                                                          $13.28              $13.26
  Accumulation units outstanding
  at the end of period                                                     30,120              25,483

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $11.42
    End of period                                                          $13.15              $12.89
  Accumulation units outstanding
  at the end of period                                                      4,476              4,394






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.74
    End of period                                                          $14.75              $13.30
  Accumulation units outstanding
  at the end of period                                                      4,275              4,446

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.52
    End of period                                                          $14.23              $13.89
  Accumulation units outstanding
  at the end of period                                                      4,251              3,787

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $14.22
    End of period                                                          $17.43              $16.37
  Accumulation units outstanding
  at the end of period                                                      5,873              5,131

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.57
    End of period                                                          $10.83              $10.87
  Accumulation units outstanding
  at the end of period                                                      6,972              5,891

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.09
    End of period                                                          $12.36              $12.42
  Accumulation units outstanding
  at the end of period                                                      1,204               822

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.97
    End of period                                                           $8.53              $9.24
  Accumulation units outstanding
  at the end of period                                                     16,541              11,867






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.34
    End of period                                                           $8.03              $7.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.48
    End of period                                                          $13.25              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $9.15
    End of period                                                          $10.60              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.81
    End of period                                                          $12.27              $11.03
  Accumulation units outstanding
  at the end of period                                                       291                149

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.95
    End of period                                                           $8.52              $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.17              $14.77
    End of period                                                          $17.11              $16.17
  Accumulation units outstanding
  at the end of period                                                       320                299






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $9.37
    End of period                                                          $12.22              $11.33
  Accumulation units outstanding
  at the end of period                                                     14,095              10,450

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.00
    End of period                                                          $10.94              $11.52
  Accumulation units outstanding
  at the end of period                                                     13,778              10,071

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $9.69
    End of period                                                          $10.00              $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.72              $15.50
    End of period                                                          $18.89              $17.72
  Accumulation units outstanding
  at the end of period                                                      7,953              6,110

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $5.17
    End of period                                                           $5.52              $5.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.67
    End of period                                                          $10.92              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.48
    End of period                                                          $12.11              $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $14.10
    End of period                                                          $22.40              $16.73
  Accumulation units outstanding
  at the end of period                                                       123                130

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.38              $4.00
    End of period                                                           $4.33              $4.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.58              $8.22
    End of period                                                          $12.87              $9.58
  Accumulation units outstanding
  at the end of period                                                     15,972              12,047

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.09
    End of period                                                          $12.36              $11.65
  Accumulation units outstanding
  at the end of period                                                      4,695              4,175






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.35
    End of period                                                          $11.46              $10.92
  Accumulation units outstanding
  at the end of period                                                      1,353               947

Fifth Third Quality Growth VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                     $6.99              $6.87
    End of period                                                           $7.26              $6.99
  Accumulation units outstanding
  at the end of period                                                     33,642              30,453

Fifth Third Balanced VIP Division(627)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.26
    End of period                                                          $11.90              $11.92
  Accumulation units outstanding
  at the end of period                                                      1,286              1,286

Fifth Third Mid Cap VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.06
    End of period                                                          $15.89              $14.76
  Accumulation units outstanding
  at the end of period                                                      7,519              6,746

Fifth Third Disciplined Value VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $13.62
    End of period                                                          $15.36              $14.75
  Accumulation units outstanding
  at the end of period                                                     16,547              14,752

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.85
    End of period                                                          $10.48              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.74
    End of period                                                          $15.50              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.87
    End of period                                                          $11.79              $10.89
  Accumulation units outstanding
  at the end of period                                                     19,675                -

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.13
    End of period                                                          $11.88              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.37
    End of period                                                           $8.12              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $17.33
    End of period                                                          $20.20              $19.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.18              $23.19
    End of period                                                          $24.76              $24.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                                                    $21.49              $21.02
    End of period                                                          $21.42              $21.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.32              $19.87
    End of period                                                          $21.96              $21.32
  Accumulation units outstanding
  at the end of period                                                       48                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.56               N/A
    End of period                                                          $19.89               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.22
    End of period                                                          $18.84              $18.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.42
    End of period                                                          $11.38              $11.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.39
    End of period                                                            N/A               $14.87
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.96
    End of period                                                          $14.45              $14.43
  Accumulation units outstanding
  at the end of period                                                      1,151               435

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.25              $16.25
    End of period                                                          $17.31              $17.25
  Accumulation units outstanding
  at the end of period                                                       642                246






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.87              $22.29
    End of period                                                          $24.78              $23.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.99              $27.77
    End of period                                                          $34.59              $30.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.20
    End of period                                                          $13.52              $12.48
  Accumulation units outstanding
  at the end of period                                                       343                148

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $15.51
    End of period                                                          $17.81              $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $15.18
    End of period                                                          $16.27              $16.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $16.41
    End of period                                                          $18.37              $18.32
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.57
    End of period                                                          $10.48              $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.35
    End of period                                                          $13.76              $12.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.98
    End of period                                                           $8.53              $9.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.72
    End of period                                                          $11.49              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.82
    End of period                                                          $13.24              $13.22
  Accumulation units outstanding
  at the end of period                                                      2,925              1,106

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.41
    End of period                                                          $13.13              $12.87
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.73
    End of period                                                          $14.72              $13.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.49
    End of period                                                          $14.19              $13.86
  Accumulation units outstanding
  at the end of period                                                       241                 99

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $14.19
    End of period                                                          $17.38              $16.33
  Accumulation units outstanding
  at the end of period                                                       265                112

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.56
    End of period                                                          $10.81              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $12.06
    End of period                                                          $12.32              $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.22              $8.95
    End of period                                                           $8.51              $9.22
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.30              $6.52
    End of period                                                           $8.01              $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.46
    End of period                                                          $13.22              $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.82              $9.14
    End of period                                                          $10.58              $9.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $9.80
    End of period                                                          $12.25              $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $7.94
    End of period                                                           $8.51              $7.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.76
    End of period                                                          $17.09              $16.15
  Accumulation units outstanding
  at the end of period                                                       62                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.35
    End of period                                                          $12.19              $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.98
    End of period                                                          $10.92              $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A
    End of period                                                           $9.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $15.46
    End of period                                                          $18.84              $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $5.16
    End of period                                                           $5.51              $5.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.65
    End of period                                                          $10.89              $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.46
    End of period                                                          $12.08              $11.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $14.07
    End of period                                                          $22.34              $16.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(707)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $4.26
    End of period                                                           $4.31              $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.20
    End of period                                                          $12.84              $9.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.08
    End of period                                                          $12.33              $11.63
  Accumulation units outstanding
  at the end of period                                                       282                118






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.34
    End of period                                                          $11.44              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                     $6.98              $5.97
    End of period                                                           $7.24              $6.98
  Accumulation units outstanding
  at the end of period                                                      1,762               705

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A
    End of period                                                          $11.94               N/A
  Accumulation units outstanding
  at the end of period                                                       86                 N/A

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $12.31
    End of period                                                          $15.87              $14.75
  Accumulation units outstanding
  at the end of period                                                       293                124

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $13.19
    End of period                                                          $15.34              $14.73
  Accumulation units outstanding
  at the end of period                                                       871                330

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.40
    End of period                                                          $10.47              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.51
    End of period                                                          $15.49              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.70
    End of period                                                          $11.79              $10.89
  Accumulation units outstanding
  at the end of period                                                     14,469                -

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.76
    End of period                                                          $11.88              $11.06
  Accumulation units outstanding
  at the end of period                                                       450                 -




Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.37
    End of period                                                           $8.11              $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.43              $17.31
    End of period                                                          $20.18              $19.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.15              $23.16
    End of period                                                          $24.73              $24.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                                                    $21.45              $17.64
    End of period                                                          $21.39              $21.45
  Accumulation units outstanding
  at the end of period                                                      1,242                -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.30              $19.85
    End of period                                                          $21.94              $21.30
  Accumulation units outstanding
  at the end of period                                                       588                170






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                                                    $18.68              $16.58
    End of period                                                          $19.87              $18.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.34              $17.20
    End of period                                                          $18.82              $18.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $11.41
    End of period                                                          $11.37              $11.32
  Accumulation units outstanding
  at the end of period                                                       235                 -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.38
    End of period                                                            N/A               $14.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.95
    End of period                                                          $14.43              $14.41
  Accumulation units outstanding
  at the end of period                                                     29,594              7,281

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $16.24
    End of period                                                          $17.30              $17.23
  Accumulation units outstanding
  at the end of period                                                     16,373              4,093






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.85              $22.27
    End of period                                                          $24.75              $23.85
  Accumulation units outstanding
  at the end of period                                                       900                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.96              $27.75
    End of period                                                          $34.56              $30.96
  Accumulation units outstanding
  at the end of period                                                      2,653                -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.19
    End of period                                                          $13.50              $12.47
  Accumulation units outstanding
  at the end of period                                                      6,407              2,948

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $15.50
    End of period                                                          $17.79              $16.20
  Accumulation units outstanding
  at the end of period                                                       900                 -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.07              $15.16
    End of period                                                          $16.25              $16.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.30              $16.40
    End of period                                                          $18.35              $18.30
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.57
    End of period                                                          $10.48              $10.26
  Accumulation units outstanding
  at the end of period                                                      1,741               747

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.35
    End of period                                                          $13.76              $12.56
  Accumulation units outstanding
  at the end of period                                                      1,906               205

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.98
    End of period                                                           $8.52              $9.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.90              $8.71
    End of period                                                          $11.48              $9.90
  Accumulation units outstanding
  at the end of period                                                      9,079                -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.82
    End of period                                                          $13.23              $13.22
  Accumulation units outstanding
  at the end of period                                                     65,692              19,306

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.40
    End of period                                                          $13.12              $12.87
  Accumulation units outstanding
  at the end of period                                                       217                119






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.73
    End of period                                                          $14.72              $13.28
  Accumulation units outstanding
  at the end of period                                                      1,765               194

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.48
    End of period                                                          $14.17              $13.85
  Accumulation units outstanding
  at the end of period                                                      3,593              2,079

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.31              $14.18
    End of period                                                          $17.36              $16.31
  Accumulation units outstanding
  at the end of period                                                      5,053              2,580

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.56
    End of period                                                          $10.81              $10.85
  Accumulation units outstanding
  at the end of period                                                      3,526               919

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.38              $12.05
    End of period                                                          $12.31              $12.38
  Accumulation units outstanding
  at the end of period                                                      3,862               605

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.95
    End of period                                                           $8.50              $9.21
  Accumulation units outstanding
  at the end of period                                                     18,136               671






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.30              $6.52
    End of period                                                           $8.00              $7.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.45
    End of period                                                          $13.22              $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.82              $9.13
    End of period                                                          $10.57              $9.82
  Accumulation units outstanding
  at the end of period                                                       360                 -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $9.80
    End of period                                                          $12.24              $11.01
  Accumulation units outstanding
  at the end of period                                                      2,867                -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.97              $7.95
    End of period                                                           $8.51              $7.97
  Accumulation units outstanding
  at the end of period                                                       835                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.76
    End of period                                                          $17.08              $16.15
  Accumulation units outstanding
  at the end of period                                                      1,569                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.35
    End of period                                                          $12.18              $11.30
  Accumulation units outstanding
  at the end of period                                                     13,047               465

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.98
    End of period                                                          $10.91              $11.49
  Accumulation units outstanding
  at the end of period                                                     11,906               459

JNL/MCM Consumer Brands Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.13
    End of period                                                           $9.97              $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $15.46
    End of period                                                          $18.83              $17.67
  Accumulation units outstanding
  at the end of period                                                      7,818               298

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $5.16
    End of period                                                           $5.50              $5.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.64
    End of period                                                          $10.88              $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.45
    End of period                                                          $12.07              $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.69              $14.06
    End of period                                                          $22.33              $16.69
  Accumulation units outstanding
  at the end of period                                                      2,699                -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.37              $3.99
    End of period                                                           $4.31              $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.20
    End of period                                                          $12.83              $9.56
  Accumulation units outstanding
  at the end of period                                                     18,406               554

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.08
    End of period                                                          $12.33              $11.63
  Accumulation units outstanding
  at the end of period                                                      4,490              2,341






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.34
    End of period                                                          $11.43              $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                     $6.98              $6.31
    End of period                                                           $7.24              $6.98
  Accumulation units outstanding
  at the end of period                                                     24,727              14,734

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A
    End of period                                                          $11.94               N/A
  Accumulation units outstanding
  at the end of period                                                       770                N/A

Fifth Third Mid Cap VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $13.11
    End of period                                                          $15.86              $14.74
  Accumulation units outstanding
  at the end of period                                                      5,294              2,667

Fifth Third Disciplined Value VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $13.52
    End of period                                                          $15.33              $14.73
  Accumulation units outstanding
  at the end of period                                                     14,397              7,469

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A
    End of period                                                          $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      6,598               N/A

JNL/Franklin Templeton Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                      1,585               N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.12
    End of period                                                          $10.47              $10.81
  Accumulation units outstanding
  at the end of period                                                       870                 -

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.47
    End of period                                                          $15.49              $11.41
  Accumulation units outstanding
  at the end of period                                                     13,447                -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.62
    End of period                                                          $11.79              $10.89
  Accumulation units outstanding
  at the end of period                                                     129,649               -

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.76
    End of period                                                          $11.87              $11.06
  Accumulation units outstanding
  at the end of period                                                     14,390                -




Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.94              $7.36
    End of period                                                           $8.09              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.35               N/A
    End of period                                                          $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                                                    $21.39              $19.44
    End of period                                                          $21.32              $21.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.23              $19.79
    End of period                                                          $21.86              $21.23
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $18.28               N/A
    End of period                                                          $18.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.29
    End of period                                                          $11.33              $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.33
    End of period                                                            N/A               $14.81
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $14.07
    End of period                                                          $14.38              $14.36
  Accumulation units outstanding
  at the end of period                                                       15                  89

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.19
    End of period                                                          $17.23              $17.17
  Accumulation units outstanding
  at the end of period                                                        6                  38






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.77              $22.20
    End of period                                                          $24.66              $23.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.86              $27.66
    End of period                                                          $34.43              $30.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.55               N/A
    End of period                                                          $17.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                                                    $16.02              $14.79
    End of period                                                          $16.20              $16.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.56
    End of period                                                          $10.46              $10.25
  Accumulation units outstanding
  at the end of period                                                       89                 534

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.36
    End of period                                                          $13.74              $12.55
  Accumulation units outstanding
  at the end of period                                                       38                 227

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.37              $8.96
    End of period                                                           $8.50              $9.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.88              $8.69
    End of period                                                          $11.45              $9.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.79
    End of period                                                          $13.19              $13.18
  Accumulation units outstanding
  at the end of period                                                       24                 146

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $11.39
    End of period                                                          $13.10              $12.86
  Accumulation units outstanding
  at the end of period                                                       10                  57






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $11.72
    End of period                                                          $14.70              $13.26
  Accumulation units outstanding
  at the end of period                                                        9                  55

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.46
    End of period                                                          $14.14              $13.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.15
    End of period                                                          $17.32              $16.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.50
    End of period                                                          $10.80              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $12.03
    End of period                                                          $12.28              $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.94
    End of period                                                           $8.48              $9.19
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.44
    End of period                                                          $13.19              $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                                                     $9.80              $9.08
    End of period                                                          $10.55              $9.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.79
    End of period                                                          $12.22              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.75
    End of period                                                          $17.06              $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $9.33
    End of period                                                          $12.15              $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.96
    End of period                                                          $10.88              $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A
    End of period                                                           $9.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $15.43
    End of period                                                          $18.78              $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                                                     $5.48              $4.98
    End of period                                                           $5.49              $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A
    End of period                                                          $12.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $14.47
    End of period                                                          $22.28              $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.18
    End of period                                                          $12.80              $9.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.07
    End of period                                                          $12.31              $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.33
    End of period                                                          $11.42              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A
    End of period                                                          $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A
    End of period                                                          $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.24
    End of period                                                          $11.78              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A
    End of period                                                          $11.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A


Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.22
    End of period                                                          $11.78              $10.89
  Accumulation units outstanding
  at the end of period                                                      2,797                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.35
    End of period                                                           $8.08              $7.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $17.23
    End of period                                                          $20.07              $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $24.04              $23.06
    End of period                                                          $24.60              $24.04
  Accumulation units outstanding
  at the end of period                                                       390                 -

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $18.88
    End of period                                                          $21.29              $21.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $19.76
    End of period                                                          $21.82              $21.20
  Accumulation units outstanding
  at the end of period                                                       39                  27






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.59              $16.93
    End of period                                                          $19.76              $18.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $17.13
    End of period                                                          $18.72              $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.36
    End of period                                                          $11.31              $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.31
    End of period                                                            N/A               $14.79
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.88
    End of period                                                          $14.35              $14.34
  Accumulation units outstanding
  at the end of period                                                      6,882               190

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.15              $16.16
    End of period                                                          $17.20              $17.15
  Accumulation units outstanding
  at the end of period                                                      3,228                98






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.74              $22.17
    End of period                                                          $24.62              $23.74
  Accumulation units outstanding
  at the end of period                                                       144                 -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.81              $27.62
    End of period                                                          $34.37              $30.81
  Accumulation units outstanding
  at the end of period                                                       328                 -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.14
    End of period                                                          $13.43              $12.41
  Accumulation units outstanding
  at the end of period                                                      2,663               161

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.43
    End of period                                                          $17.70              $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.01              $15.11
    End of period                                                          $16.18              $16.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.34
    End of period                                                          $18.27              $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.56
    End of period                                                          $10.46              $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.34
    End of period                                                          $13.73              $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.95
    End of period                                                           $8.49              $9.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.87              $8.69
    End of period                                                          $11.44              $9.87
  Accumulation units outstanding
  at the end of period                                                       441                 -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.78
    End of period                                                          $13.17              $13.17
  Accumulation units outstanding
  at the end of period                                                     11,098               367

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.39
    End of period                                                          $13.10              $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $11.71
    End of period                                                          $14.69              $13.26
  Accumulation units outstanding
  at the end of period                                                       344                 -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.44
    End of period                                                          $14.12              $13.80
  Accumulation units outstanding
  at the end of period                                                      2,127               193

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.14
    End of period                                                          $17.30              $16.26
  Accumulation units outstanding
  at the end of period                                                      2,936                92

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.55
    End of period                                                          $10.79              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $12.01
    End of period                                                          $12.26              $12.34
  Accumulation units outstanding
  at the end of period                                                       105                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.93
    End of period                                                           $8.47              $9.19
  Accumulation units outstanding
  at the end of period                                                       76                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.28              $6.50
    End of period                                                           $7.98              $7.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.43
    End of period                                                          $13.18              $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.79              $9.11
    End of period                                                          $10.54              $9.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.78
    End of period                                                          $12.22              $10.99
  Accumulation units outstanding
  at the end of period                                                       116                 -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.93
    End of period                                                           $8.49              $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.76
    End of period                                                          $17.07              $16.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.32
    End of period                                                          $12.14              $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.95
    End of period                                                          $10.87              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.41              $9.65
    End of period                                                           $9.94              $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.62              $15.42
    End of period                                                          $18.77              $17.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.48              $5.15
    End of period                                                           $5.48              $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.61
    End of period                                                          $10.85              $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.43
    End of period                                                          $12.03              $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.03
    End of period                                                          $22.26              $16.64
  Accumulation units outstanding
  at the end of period                                                       904                 -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.35              $3.98
    End of period                                                           $4.30              $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.18
    End of period                                                          $12.79              $9.53
  Accumulation units outstanding
  at the end of period                                                      1,372                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.06
    End of period                                                          $12.31              $11.61
  Accumulation units outstanding
  at the end of period                                                      2,252               133






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.33
    End of period                                                          $11.41              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                     $6.96              $6.41
    End of period                                                           $7.22              $6.96
  Accumulation units outstanding
  at the end of period                                                     15,710               483

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.08
    End of period                                                          $15.83              $14.72
  Accumulation units outstanding
  at the end of period                                                      3,324               354

Fifth Third Disciplined Value VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $13.62
    End of period                                                          $15.31              $14.71
  Accumulation units outstanding
  at the end of period                                                      7,534               400

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                       918                N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.77
    End of period                                                          $10.46              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.57
    End of period                                                          $15.48              $11.41
  Accumulation units outstanding
  at the end of period                                                       206                 -

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.68
    End of period                                                          $11.78              $10.89
  Accumulation units outstanding
  at the end of period                                                       217                 -

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.41
    End of period                                                          $11.87              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(619)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.24
    End of period                                                           $8.06              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.95              $22.99
    End of period                                                          $24.51              $23.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $19.14               N/A
    End of period                                                          $21.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.13              $19.70
    End of period                                                          $21.74              $21.13
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.48               N/A
    End of period                                                          $19.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.51               N/A
    End of period                                                          $18.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.32
    End of period                                                          $11.27              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.27
    End of period                                                            N/A               $14.74
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $13.84
    End of period                                                          $14.30              $14.30
  Accumulation units outstanding
  at the end of period                                                       477                450

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.11
    End of period                                                          $17.14              $17.09
  Accumulation units outstanding
  at the end of period                                                       266                256






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.66              $22.10
    End of period                                                          $24.53              $23.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.71              $27.54
    End of period                                                          $34.24              $30.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.10
    End of period                                                          $13.37              $12.36
  Accumulation units outstanding
  at the end of period                                                       143                158

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.58               N/A
    End of period                                                          $17.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.96              $15.07
    End of period                                                          $16.12              $15.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.17              $16.30
    End of period                                                          $18.21              $18.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $9.55
    End of period                                                          $10.44              $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.33
    End of period                                                          $13.71              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.93
    End of period                                                           $8.47              $9.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.67
    End of period                                                          $11.41              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.75
    End of period                                                          $13.14              $13.14
  Accumulation units outstanding
  at the end of period                                                       863                816

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.38
    End of period                                                          $13.08              $12.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $11.70
    End of period                                                          $14.67              $13.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.42
    End of period                                                          $14.08              $13.77
  Accumulation units outstanding
  at the end of period                                                       101                107

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $14.11
    End of period                                                          $17.25              $16.22
  Accumulation units outstanding
  at the end of period                                                       166                180

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.54
    End of period                                                          $10.77              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.99
    End of period                                                          $12.23              $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.91
    End of period                                                           $8.45              $9.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.27              $6.49
    End of period                                                           $7.96              $7.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.41
    End of period                                                          $13.15              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.78              $9.10
    End of period                                                          $10.52              $9.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $9.76
    End of period                                                          $12.18              $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.39               N/A
    End of period                                                           $8.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.75
    End of period                                                          $17.06              $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.32
    End of period                                                          $12.14              $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.95
    End of period                                                          $10.87              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A
    End of period                                                           $9.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.62              $15.42
    End of period                                                          $18.76              $17.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.60
    End of period                                                          $10.82              $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $13.99
    End of period                                                          $22.20              $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(718)

  Accumulation unit value:
    Beginning of period                                                     $4.35              $4.33
    End of period                                                           $4.29              $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.18
    End of period                                                          $12.79              $9.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.04
    End of period                                                          $12.27              $11.58
  Accumulation units outstanding
  at the end of period                                                       118                126






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.32
    End of period                                                          $11.39              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                     $6.95              $6.51
    End of period                                                           $7.21              $6.95
  Accumulation units outstanding
  at the end of period                                                       939                958

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $13.44
    End of period                                                          $15.81              $14.71
  Accumulation units outstanding
  at the end of period                                                       184                199

Fifth Third Disciplined Value VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $13.53
    End of period                                                          $15.29              $14.70
  Accumulation units outstanding
  at the end of period                                                       424                442

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.44
    End of period                                                          $10.46              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A
    End of period                                                          $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.65
    End of period                                                          $11.77              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.86
    End of period                                                          $11.86              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.34
    End of period                                                           $8.06              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.26              $17.17
    End of period                                                          $19.99              $19.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.94              $22.97
    End of period                                                          $24.49              $23.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                                                    $21.28              $19.36
    End of period                                                          $21.20              $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.12              $19.69
    End of period                                                          $21.73              $21.12
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $16.87
    End of period                                                          $19.68              $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.18              $17.07
    End of period                                                          $18.64              $18.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.32
    End of period                                                          $11.26              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.26
    End of period                                                            N/A               $14.73
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.83
    End of period                                                          $14.29              $14.29
  Accumulation units outstanding
  at the end of period                                                      4,238               699

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $16.11
    End of period                                                          $17.13              $17.08
  Accumulation units outstanding
  at the end of period                                                      1,768               294






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.65              $22.09
    End of period                                                          $24.52              $23.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.70              $27.52
    End of period                                                          $34.23              $30.70
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.10
    End of period                                                          $13.37              $12.36
  Accumulation units outstanding
  at the end of period                                                      2,747               509

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $15.38
    End of period                                                          $17.63              $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $15.06
    End of period                                                          $16.12              $15.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $16.29
    End of period                                                          $18.20              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $9.55
    End of period                                                          $10.44              $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.33
    End of period                                                          $13.71              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.93
    End of period                                                           $8.47              $9.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.66
    End of period                                                          $11.40              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.74
    End of period                                                          $13.13              $13.13
  Accumulation units outstanding
  at the end of period                                                      6,911              1,142

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.38
    End of period                                                          $13.08              $12.84
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $11.70
    End of period                                                          $14.66              $13.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $12.41
    End of period                                                          $14.07              $13.76
  Accumulation units outstanding
  at the end of period                                                      2,089               376

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $14.10
    End of period                                                          $17.24              $16.21
  Accumulation units outstanding
  at the end of period                                                      2,805               511

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.54
    End of period                                                          $10.77              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.98
    End of period                                                          $12.23              $12.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.91
    End of period                                                           $8.45              $9.17
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.27              $6.49
    End of period                                                           $7.96              $7.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.41
    End of period                                                          $13.15              $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $9.10
    End of period                                                          $10.52              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.77
    End of period                                                          $12.19              $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.94              $7.92
    End of period                                                           $8.47              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $14.74
    End of period                                                          $17.03              $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.31
    End of period                                                          $12.11              $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.93
    End of period                                                          $10.84              $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.63
    End of period                                                           $9.91              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $15.39
    End of period                                                          $18.72              $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.14
    End of period                                                           $5.47              $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $10.59
    End of period                                                          $10.82              $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.41
    End of period                                                          $12.00              $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $14.00
    End of period                                                          $22.20              $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.35              $3.97
    End of period                                                           $4.29              $4.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.16
    End of period                                                          $12.76              $9.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.05
    End of period                                                          $12.28              $11.59
  Accumulation units outstanding
  at the end of period                                                      2,419               446






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.32
    End of period                                                          $11.39              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                     $6.95              $6.82
    End of period                                                           $7.21              $6.95
  Accumulation units outstanding
  at the end of period                                                     15,671              2,783

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $14.22
    End of period                                                          $15.81              $14.71
  Accumulation units outstanding
  at the end of period                                                      3,001               563

Fifth Third Disciplined Value VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.21
    End of period                                                          $15.29              $14.69
  Accumulation units outstanding
  at the end of period                                                      7,439              1,336

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A
    End of period                                                          $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.54
    End of period                                                          $15.47              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.68
    End of period                                                          $11.77              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.22
    End of period                                                          $11.86              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.33
    End of period                                                           $8.06              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.25              $17.16
    End of period                                                          $19.97              $19.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.92              $22.96
    End of period                                                          $24.47              $23.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                                                    $21.26              $21.21
    End of period                                                          $21.17              $21.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.09              $19.68
    End of period                                                          $21.71              $21.09
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.50              $16.85
    End of period                                                          $19.66              $18.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.05
    End of period                                                          $18.62              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $11.31
    End of period                                                          $11.25              $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.25
    End of period                                                            N/A               $14.72
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.82
    End of period                                                          $14.28              $14.28
  Accumulation units outstanding
  at the end of period                                                      1,281                -

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $16.09
    End of period                                                          $17.11              $17.07
  Accumulation units outstanding
  at the end of period                                                      1,524                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.62              $22.07
    End of period                                                          $24.49              $23.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.67              $27.50
    End of period                                                          $34.19              $30.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.09
    End of period                                                          $13.36              $12.35
  Accumulation units outstanding
  at the end of period                                                       328                 -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.05              $15.37
    End of period                                                          $17.61              $16.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.94              $15.05
    End of period                                                          $16.10              $15.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $16.28
    End of period                                                          $18.18              $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.55
    End of period                                                          $10.44              $10.23
  Accumulation units outstanding
  at the end of period                                                      2,195              1,209

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.33
    End of period                                                          $13.70              $12.52
  Accumulation units outstanding
  at the end of period                                                       856                508

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.92
    End of period                                                           $8.46              $9.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.83              $8.66
    End of period                                                          $11.39              $9.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.74
    End of period                                                          $13.12              $13.13
  Accumulation units outstanding
  at the end of period                                                      2,996                -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.38
    End of period                                                          $13.07              $12.83
  Accumulation units outstanding
  at the end of period                                                       670                500






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $11.70
    End of period                                                          $14.66              $13.24
  Accumulation units outstanding
  at the end of period                                                       348                239

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.41
    End of period                                                          $14.06              $13.75
  Accumulation units outstanding
  at the end of period                                                       229                 -

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $14.09
    End of period                                                          $17.23              $16.20
  Accumulation units outstanding
  at the end of period                                                       252                 -

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.54
    End of period                                                          $10.77              $10.82
  Accumulation units outstanding
  at the end of period                                                       267                267

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.97
    End of period                                                          $12.22              $12.29
  Accumulation units outstanding
  at the end of period                                                       301                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.16              $8.91
    End of period                                                           $8.45              $9.16
  Accumulation units outstanding
  at the end of period                                                       611                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.49
    End of period                                                           $7.96              $7.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.41
    End of period                                                          $13.14              $12.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $9.09
    End of period                                                          $10.51              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.77
    End of period                                                          $12.19              $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.94              $7.92
    End of period                                                           $8.47              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $14.74
    End of period                                                          $17.03              $16.11
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.30
    End of period                                                          $12.10              $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.93
    End of period                                                          $10.84              $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.39              $9.62
    End of period                                                           $9.90              $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $15.39
    End of period                                                          $18.71              $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.13
    End of period                                                           $5.47              $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $10.59
    End of period                                                          $10.81              $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.40
    End of period                                                          $11.99              $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.60              $14.00
    End of period                                                          $22.18              $16.60
  Accumulation units outstanding
  at the end of period                                                       246                 -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.34              $3.97
    End of period                                                           $4.28              $4.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.16
    End of period                                                          $12.75              $9.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.05
    End of period                                                          $12.28              $11.59
  Accumulation units outstanding
  at the end of period                                                       267                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.31
    End of period                                                          $11.39              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                     $6.41               N/A
    End of period                                                           $7.20               N/A
  Accumulation units outstanding
  at the end of period                                                      1,683               N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A
    End of period                                                          $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                       285                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                    $14.63               N/A
    End of period                                                          $15.31               N/A
  Accumulation units outstanding
  at the end of period                                                       738                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.90
    End of period                                                          $10.46              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.76
    End of period                                                          $15.47              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.68
    End of period                                                          $11.77              $10.89
  Accumulation units outstanding
  at the end of period                                                      4,362                -

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.89
    End of period                                                          $11.86              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(584)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.12
    End of period                                                           $8.03              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $17.08
    End of period                                                          $19.86              $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.81              $22.85
    End of period                                                          $24.34              $23.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $21.16              $18.71
    End of period                                                          $21.06              $21.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $21.00              $19.59
    End of period                                                          $21.60              $21.00
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(608)

  Accumulation unit value:
    Beginning of period                                                    $18.41              $17.04
    End of period                                                          $19.55              $18.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $16.97
    End of period                                                          $18.52              $18.07
  Accumulation units outstanding
  at the end of period                                                       245                 38

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.26
    End of period                                                          $11.19              $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.19
    End of period                                                            N/A               $14.65
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.21              $13.76
    End of period                                                          $14.20              $14.21
  Accumulation units outstanding
  at the end of period                                                      3,506                46

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.02
    End of period                                                          $17.02              $16.98
  Accumulation units outstanding
  at the end of period                                                      1,934                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.51              $21.97
    End of period                                                          $24.36              $23.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.52              $27.38
    End of period                                                          $34.01              $30.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.04
    End of period                                                          $13.29              $12.29
  Accumulation units outstanding
  at the end of period                                                      1,810               521

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.30
    End of period                                                          $17.52              $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.87              $14.99
    End of period                                                          $16.03              $15.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $16.21
    End of period                                                          $18.10              $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.53
    End of period                                                          $10.42              $10.22
  Accumulation units outstanding
  at the end of period                                                       513                 -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $11.31
    End of period                                                          $13.68              $12.50
  Accumulation units outstanding
  at the end of period                                                       199                 -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.89
    End of period                                                           $8.43              $9.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.80              $8.63
    End of period                                                          $11.35              $9.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.70
    End of period                                                          $13.07              $13.08
  Accumulation units outstanding
  at the end of period                                                      7,091               556

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.36
    End of period                                                          $13.04              $12.81
  Accumulation units outstanding
  at the end of period                                                       137                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $11.69
    End of period                                                          $14.63              $13.22
  Accumulation units outstanding
  at the end of period                                                       188                 -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.37
    End of period                                                          $14.01              $13.70
  Accumulation units outstanding
  at the end of period                                                      1,265               394

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.05
    End of period                                                          $17.16              $16.15
  Accumulation units outstanding
  at the end of period                                                      1,941               534

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.53
    End of period                                                          $10.75              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.93
    End of period                                                          $12.17              $12.25
  Accumulation units outstanding
  at the end of period                                                       55                  54

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.89
    End of period                                                           $8.42              $9.14
  Accumulation units outstanding
  at the end of period                                                      3,428              1,133






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.25              $6.48
    End of period                                                           $7.93              $7.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.38
    End of period                                                          $13.10              $12.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.75              $9.08
    End of period                                                          $10.48              $9.75
  Accumulation units outstanding
  at the end of period                                                      2,115              2,118

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.75
    End of period                                                          $12.16              $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.91
    End of period                                                           $8.45              $7.92
  Accumulation units outstanding
  at the end of period                                                       482                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $14.72
    End of period                                                          $17.00              $16.09
  Accumulation units outstanding
  at the end of period                                                       232                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.28
    End of period                                                          $12.06              $11.21
  Accumulation units outstanding
  at the end of period                                                      1,874                -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.90
    End of period                                                          $10.80              $11.39
  Accumulation units outstanding
  at the end of period                                                      1,798                -

JNL/MCM Consumer Brands Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.61
    End of period                                                           $9.87              $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.53              $15.35
    End of period                                                          $18.65              $17.53
  Accumulation units outstanding
  at the end of period                                                      1,199                -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $5.12
    End of period                                                           $5.45              $5.45
  Accumulation units outstanding
  at the end of period                                                       163                 -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.25              $10.56
    End of period                                                          $10.78              $10.25
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.38
    End of period                                                          $11.95              $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.55              $13.96
    End of period                                                          $22.11              $16.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $3.87
    End of period                                                           $4.27              $4.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.48              $8.14
    End of period                                                          $12.71              $9.48
  Accumulation units outstanding
  at the end of period                                                      3,187              1,180

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.04
    End of period                                                          $12.25              $11.57
  Accumulation units outstanding
  at the end of period                                                      1,423               410






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.30
    End of period                                                          $11.36              $10.85
  Accumulation units outstanding
  at the end of period                                                       346                 -

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                     $6.94              $6.20
    End of period                                                           $7.19              $6.94
  Accumulation units outstanding
  at the end of period                                                     10,762              2,876

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $12.98
    End of period                                                          $15.78              $14.69
  Accumulation units outstanding
  at the end of period                                                      2,123               581

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $13.58
    End of period                                                          $15.25              $14.67
  Accumulation units outstanding
  at the end of period                                                      5,298              1,389

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A
    End of period                                                          $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                       159                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.40
    End of period                                                          $10.45              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.53
    End of period                                                          $15.46              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.62
    End of period                                                          $11.76              $10.88
  Accumulation units outstanding
  at the end of period                                                      2,576               640

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.76
    End of period                                                          $11.85              $11.05
  Accumulation units outstanding
  at the end of period                                                       62                  63




Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A
    End of period                                                           $8.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.92               N/A
    End of period                                                          $19.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.52               N/A
    End of period                                                          $24.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Global Growth Division(722)

  Accumulation unit value:
    Beginning of period                                                    $21.08              $20.70
    End of period                                                          $20.97              $21.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.91              $19.52
    End of period                                                          $21.50              $20.91
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.77               N/A
    End of period                                                          $19.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $17.77               N/A
    End of period                                                          $18.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $11.12
    End of period                                                          $11.14              $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $13.96
    End of period                                                          $14.14              $14.15
  Accumulation units outstanding
  at the end of period                                                       716                716

JNL/Salomon Brothers Strategic Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                    $16.92              $16.25
    End of period                                                          $16.95              $16.92
  Accumulation units outstanding
  at the end of period                                                       308                308






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.42              $21.90
    End of period                                                          $24.26              $23.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.40              $27.28
    End of period                                                          $33.87              $30.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.00
    End of period                                                          $13.23              $12.24
  Accumulation units outstanding
  at the end of period                                                       579                579

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $15.25
    End of period                                                          $17.45              $15.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $14.94
    End of period                                                          $15.97              $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.02              $16.17
    End of period                                                          $18.03              $18.02
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.44
    End of period                                                          $10.40              $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.17
    End of period                                                          $13.65              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(615)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $8.47
    End of period                                                          $11.31              $9.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.67
    End of period                                                          $13.03              $13.04
  Accumulation units outstanding
  at the end of period                                                      1,167              1,167

JNL/MCM Small Cap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.18
    End of period                                                          $13.02              $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $11.91
    End of period                                                          $14.61              $13.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.34
    End of period                                                          $13.97              $13.67
  Accumulation units outstanding
  at the end of period                                                       430                430

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.10              $14.01
    End of period                                                          $17.11              $16.10
  Accumulation units outstanding
  at the end of period                                                       590                590

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.77
    End of period                                                          $10.73              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $12.12
    End of period                                                          $12.12              $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.87
    End of period                                                           $8.40              $9.12
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.23              $6.47
    End of period                                                           $7.92              $7.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.37
    End of period                                                          $13.08              $12.62
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A
    End of period                                                          $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $9.74
    End of period                                                          $12.14              $10.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(615)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.52
    End of period                                                           $8.43              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                                                    $16.08              $15.65
    End of period                                                          $16.98              $16.08
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.26
    End of period                                                          $12.03              $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.88
    End of period                                                          $10.77              $11.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A
    End of period                                                           $9.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.49              $15.32
    End of period                                                          $18.60              $17.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(615)

  Accumulation unit value:
    Beginning of period                                                     $5.44              $5.06
    End of period                                                           $5.44              $5.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A
    End of period                                                          $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $11.22
    End of period                                                          $11.92              $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                    $16.51              $16.14
    End of period                                                          $22.04              $16.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.39               N/A
    End of period                                                           $4.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.46              $8.12
    End of period                                                          $12.67              $9.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.71
    End of period                                                          $12.23              $11.56
  Accumulation units outstanding
  at the end of period                                                       515                515






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A
    End of period                                                          $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

Fifth Third Quality Growth VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                     $6.92              $6.15
    End of period                                                           $7.17              $6.92
  Accumulation units outstanding
  at the end of period                                                      3,087              3,087

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $12.53
    End of period                                                          $15.76              $14.67
  Accumulation units outstanding
  at the end of period                                                       638                638

Fifth Third Disciplined Value VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.29
    End of period                                                          $15.23              $14.66
  Accumulation units outstanding
  at the end of period                                                      1,429              1,429

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(705)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.50
    End of period                                                          $10.45              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.16
    End of period                                                          $15.45              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.87
    End of period                                                          $11.76              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.10
    End of period                                                          $11.85              $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(649)

  Accumulation unit value:
    Beginning of period                                                     $7.86              $7.16
    End of period                                                           $8.00              $7.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $19.06              $17.00
    End of period                                                          $19.75              $19.06
  Accumulation units outstanding
  at the end of period                                                       850                141

JNL/Select Large Cap Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                    $23.69              $23.11
    End of period                                                          $24.21              $23.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                    $21.06              $18.13
    End of period                                                          $20.95              $21.06
  Accumulation units outstanding
  at the end of period                                                       172                 99

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.89              $19.50
    End of period                                                          $21.48              $20.89
  Accumulation units outstanding
  at the end of period                                                       617                 26






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.79               N/A
    End of period                                                          $19.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Value Equity Division(601)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $16.95
    End of period                                                          $18.42              $17.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $11.16
    End of period                                                          $11.13              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.83
    End of period                                                            N/A               $14.58
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $13.70
    End of period                                                          $14.13              $14.14
  Accumulation units outstanding
  at the end of period                                                       733                234

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $15.94
    End of period                                                          $16.92              $16.89
  Accumulation units outstanding
  at the end of period                                                      1,070               210






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.40              $21.88
    End of period                                                          $24.23              $23.40
  Accumulation units outstanding
  at the end of period                                                       16                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.37              $27.25
    End of period                                                          $33.83              $30.37
  Accumulation units outstanding
  at the end of period                                                       379                 -

JNL/JPMorgan International Equity Division(611)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $10.76
    End of period                                                          $13.22              $12.23
  Accumulation units outstanding
  at the end of period                                                       606                181

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $15.24
    End of period                                                          $17.43              $15.90
  Accumulation units outstanding
  at the end of period                                                       203                134

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.81              $14.93
    End of period                                                          $15.95              $15.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $16.15
    End of period                                                          $18.01              $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.52
    End of period                                                          $10.40              $10.20
  Accumulation units outstanding
  at the end of period                                                      1,015               247

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.30
    End of period                                                          $13.65              $12.48
  Accumulation units outstanding
  at the end of period                                                      1,834                -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.87
    End of period                                                           $8.40              $9.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(605)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $8.45
    End of period                                                          $11.31              $9.77
  Accumulation units outstanding
  at the end of period                                                      1,179               269

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.66
    End of period                                                          $13.02              $13.04
  Accumulation units outstanding
  at the end of period                                                      4,338               520

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.35
    End of period                                                          $13.02              $12.79
  Accumulation units outstanding
  at the end of period                                                       272                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $11.67
    End of period                                                          $14.60              $13.20
  Accumulation units outstanding
  at the end of period                                                       572                344

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.33
    End of period                                                          $13.95              $13.66
  Accumulation units outstanding
  at the end of period                                                       145                129

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $14.01
    End of period                                                          $17.09              $16.09
  Accumulation units outstanding
  at the end of period                                                       202                181

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.51
    End of period                                                          $10.73              $10.79
  Accumulation units outstanding
  at the end of period                                                      1,542                -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.90
    End of period                                                          $12.12              $12.21
  Accumulation units outstanding
  at the end of period                                                       484                151

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.86
    End of period                                                           $8.39              $9.11
  Accumulation units outstanding
  at the end of period                                                      1,322               786






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                                                     $7.29              $6.16
    End of period                                                           $7.97              $7.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.36
    End of period                                                          $13.07              $12.61
  Accumulation units outstanding
  at the end of period                                                       15                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.06
    End of period                                                          $10.45              $9.72
  Accumulation units outstanding
  at the end of period                                                       197                199

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.74
    End of period                                                          $12.13              $10.92
  Accumulation units outstanding
  at the end of period                                                       349                246

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.89
    End of period                                                           $8.43              $7.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.07              $14.78
    End of period                                                          $16.97              $16.07
  Accumulation units outstanding
  at the end of period                                                       223                145






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.26
    End of period                                                          $12.02              $11.18
  Accumulation units outstanding
  at the end of period                                                      2,283               819

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.88
    End of period                                                          $10.77              $11.36
  Accumulation units outstanding
  at the end of period                                                      2,189               624

JNL/MCM Consumer Brands Sector Division(719)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $9.97
    End of period                                                           $9.84              $10.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $15.31
    End of period                                                          $18.58              $17.48
  Accumulation units outstanding
  at the end of period                                                       430                259

JNL/MCM Technology Sector Division(655)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $4.60
    End of period                                                           $5.46              $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(628)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.62
    End of period                                                          $10.74              $10.22
  Accumulation units outstanding
  at the end of period                                                       216                216






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.45
    End of period                                                          $11.92              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $14.22
    End of period                                                          $22.04              $16.50
  Accumulation units outstanding
  at the end of period                                                       563                516

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $4.31               N/A
    End of period                                                           $4.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.12
    End of period                                                          $12.67              $9.45
  Accumulation units outstanding
  at the end of period                                                      1,029               738

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.02
    End of period                                                          $12.23              $11.55
  Accumulation units outstanding
  at the end of period                                                       169                146






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.29
    End of period                                                          $11.34              $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                     $6.92              $6.75
    End of period                                                           $7.17              $6.92
  Accumulation units outstanding
  at the end of period                                                      1,198               913

Fifth Third Balanced VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.45
    End of period                                                          $11.78              $11.85
  Accumulation units outstanding
  at the end of period                                                       50                  47

Fifth Third Mid Cap VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $13.81
    End of period                                                          $15.75              $14.67
  Accumulation units outstanding
  at the end of period                                                       220                188

Fifth Third Disciplined Value VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.64
    End of period                                                          $15.23              $14.66
  Accumulation units outstanding
  at the end of period                                                      1,154               452

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A
    End of period                                                          $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                       833                N/A

JNL/Franklin Templeton Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       858                N/A

JNL/MCM Nasdaq 15 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.29
    End of period                                                          $10.44              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.16
    End of period                                                          $15.45              $11.40
  Accumulation units outstanding
  at the end of period                                                      5,919                -

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.87
    End of period                                                          $11.76              $10.88
  Accumulation units outstanding
  at the end of period                                                     12,115                -

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.36
    End of period                                                          $11.85              $11.05
  Accumulation units outstanding
  at the end of period                                                      3,455                -




Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.28
    End of period                                                           $7.98              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.99              $16.94
    End of period                                                          $19.67              $18.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.60              $22.67
    End of period                                                          $24.11              $23.60
  Accumulation units outstanding
  at the end of period                                                       30                  31

JNL/Select Global Growth Division(706)

  Accumulation unit value:
    Beginning of period                                                    $20.98              $20.33
    End of period                                                          $20.86              $20.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.81              $19.43
    End of period                                                          $21.39              $20.81
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $16.64
    End of period                                                          $19.37              $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $16.84
    End of period                                                          $18.34              $17.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $11.17
    End of period                                                          $11.08              $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.07
    End of period                                                            N/A               $14.53
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $13.65
    End of period                                                          $14.07              $14.08
  Accumulation units outstanding
  at the end of period                                                       164                164

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.89
    End of period                                                          $16.86              $16.84
  Accumulation units outstanding
  at the end of period                                                       78                  79






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.31              $21.80
    End of period                                                          $24.13              $23.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.25              $27.16
    End of period                                                          $33.68              $30.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $10.94
    End of period                                                          $13.15              $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $15.18
    End of period                                                          $17.36              $15.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.76              $14.89
    End of period                                                          $15.90              $15.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $16.10
    End of period                                                          $17.95              $17.94
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.51
    End of period                                                          $10.38              $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.29
    End of period                                                          $13.63              $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.86
    End of period                                                           $8.39              $9.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.74              $8.59
    End of period                                                          $11.27              $9.74
  Accumulation units outstanding
  at the end of period                                                       130                130

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.63
    End of period                                                          $12.98              $13.00
  Accumulation units outstanding
  at the end of period                                                       277                278

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.34
    End of period                                                          $13.00              $12.78
  Accumulation units outstanding
  at the end of period                                                       65                  65






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $11.66
    End of period                                                          $14.58              $13.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.30
    End of period                                                          $13.91              $13.62
  Accumulation units outstanding
  at the end of period                                                       12                  12

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.05              $13.97
    End of period                                                          $17.04              $16.05
  Accumulation units outstanding
  at the end of period                                                       105                105

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.50
    End of period                                                          $10.71              $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.86
    End of period                                                          $12.08              $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.85
    End of period                                                           $8.37              $9.09
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.22              $6.45
    End of period                                                           $7.89              $7.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.34
    End of period                                                          $13.04              $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.71              $9.04
    End of period                                                          $10.43              $9.71
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.72
    End of period                                                          $12.11              $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.88
    End of period                                                           $8.41              $7.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $14.70
    End of period                                                          $16.95              $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.24
    End of period                                                          $11.99              $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.86
    End of period                                                          $10.74              $11.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A
    End of period                                                           $9.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.44              $15.28
    End of period                                                          $18.54              $17.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(706)

  Accumulation unit value:
    Beginning of period                                                     $5.42              $5.28
    End of period                                                           $5.42              $5.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $10.52
    End of period                                                          $10.71              $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.33
    End of period                                                          $11.88              $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.47              $13.90
    End of period                                                          $21.98              $16.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.31              $3.94
    End of period                                                           $4.25              $4.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.10
    End of period                                                          $12.63              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.01
    End of period                                                          $12.21              $11.54
  Accumulation units outstanding
  at the end of period                                                       81                  82






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.28
    End of period                                                          $11.32              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(607)

  Accumulation unit value:
    Beginning of period                                                     $6.91              $6.85
    End of period                                                           $7.15              $6.91
  Accumulation units outstanding
  at the end of period                                                       421                421

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.86
    End of period                                                          $15.73              $14.66
  Accumulation units outstanding
  at the end of period                                                       108                108

Fifth Third Disciplined Value VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.64
    End of period                                                          $15.21              $14.64
  Accumulation units outstanding
  at the end of period                                                       259                260

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.24
    End of period                                                          $10.44              $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(735)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.43
    End of period                                                          $15.44              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.31
    End of period                                                          $11.75              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.77
    End of period                                                          $11.84              $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -




Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.84              $7.28
    End of period                                                           $7.98              $7.84
  Accumulation units outstanding
  at the end of period                                                       82                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.97              $16.93
    End of period                                                          $19.65              $18.97
  Accumulation units outstanding
  at the end of period                                                       350                 -

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $23.37               N/A
    End of period                                                          $24.08               N/A
  Accumulation units outstanding
  at the end of period                                                       88                 N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                                                    $20.95              $18.74
    End of period                                                          $20.84              $20.95
  Accumulation units outstanding
  at the end of period                                                       108                 -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.79              $19.41
    End of period                                                          $21.36              $20.79
  Accumulation units outstanding
  at the end of period                                                       150                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(726)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $18.07
    End of period                                                          $19.35              $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.90              $16.82
    End of period                                                          $18.32              $17.90
  Accumulation units outstanding
  at the end of period                                                       56                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.16
    End of period                                                          $11.07              $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.06
    End of period                                                            N/A               $14.51
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $13.64
    End of period                                                          $14.05              $14.07
  Accumulation units outstanding
  at the end of period                                                     19,541              1,339

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $15.88
    End of period                                                          $16.84              $16.82
  Accumulation units outstanding
  at the end of period                                                      2,675               734






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.28              $21.78
    End of period                                                          $24.10              $23.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $30.23              $27.13
    End of period                                                          $33.65              $30.23
  Accumulation units outstanding
  at the end of period                                                       430                 -

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $10.30
    End of period                                                          $13.15              $12.17
  Accumulation units outstanding
  at the end of period                                                      2,566               441

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.17
    End of period                                                          $17.34              $15.82
  Accumulation units outstanding
  at the end of period                                                       768                 40

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.74              $14.88
    End of period                                                          $15.88              $15.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $16.09
    End of period                                                          $17.93              $17.93
  Accumulation units outstanding
  at the end of period                                                       157                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.51
    End of period                                                          $10.38              $10.19
  Accumulation units outstanding
  at the end of period                                                      9,800              6,720

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $11.29
    End of period                                                          $13.62              $12.47
  Accumulation units outstanding
  at the end of period                                                      3,358              2,512

JNL/Alliance Capital Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.62
    End of period                                                           $8.37              $9.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.73              $8.58
    End of period                                                          $11.26              $9.73
  Accumulation units outstanding
  at the end of period                                                      1,029               131

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.62
    End of period                                                          $12.97              $12.99
  Accumulation units outstanding
  at the end of period                                                      3,762              2,884

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.34
    End of period                                                          $12.99              $12.78
  Accumulation units outstanding
  at the end of period                                                      1,336               392






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $11.66
    End of period                                                          $14.57              $13.18
  Accumulation units outstanding
  at the end of period                                                      1,816               377

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.29
    End of period                                                          $13.90              $13.61
  Accumulation units outstanding
  at the end of period                                                       454                289

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $13.96
    End of period                                                          $17.03              $16.04
  Accumulation units outstanding
  at the end of period                                                       612                405

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.50
    End of period                                                          $10.70              $10.77
  Accumulation units outstanding
  at the end of period                                                      3,082               365

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.86
    End of period                                                          $12.07              $12.17
  Accumulation units outstanding
  at the end of period                                                      1,419                51

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.84
    End of period                                                           $8.36              $9.09
  Accumulation units outstanding
  at the end of period                                                      6,875              1,941






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.45
    End of period                                                           $7.89              $7.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.34
    End of period                                                          $13.03              $12.58
  Accumulation units outstanding
  at the end of period                                                      1,550              1,297

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.70              $9.04
    End of period                                                          $10.42              $9.70
  Accumulation units outstanding
  at the end of period                                                       470                129

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.72
    End of period                                                          $12.10              $10.90
  Accumulation units outstanding
  at the end of period                                                      1,418                -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.88
    End of period                                                           $8.41              $7.89
  Accumulation units outstanding
  at the end of period                                                       350                 -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.06              $14.70
    End of period                                                          $16.95              $16.06
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.23
    End of period                                                          $11.99              $11.15
  Accumulation units outstanding
  at the end of period                                                      5,179              1,588

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $9.86
    End of period                                                          $10.73              $11.33
  Accumulation units outstanding
  at the end of period                                                      3,165                -

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $9.55
    End of period                                                           $9.81              $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $15.27
    End of period                                                          $18.52              $17.43
  Accumulation units outstanding
  at the end of period                                                      2,816               959

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                     $5.42              $5.06
    End of period                                                           $5.41              $5.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $10.51
    End of period                                                          $10.71              $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(632)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $10.28
    End of period                                                          $11.88              $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                    $16.46              $14.17
    End of period                                                          $21.97              $16.46
  Accumulation units outstanding
  at the end of period                                                       823                279

JNL/MCM Communications Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                     $4.31              $3.83
    End of period                                                           $4.24              $4.31
  Accumulation units outstanding
  at the end of period                                                       149                144

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.10
    End of period                                                          $12.63              $9.43
  Accumulation units outstanding
  at the end of period                                                      5,574              1,743

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.01
    End of period                                                          $12.20              $11.53
  Accumulation units outstanding
  at the end of period                                                       377                343






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.28
    End of period                                                          $11.32              $10.82
  Accumulation units outstanding
  at the end of period                                                       315                 -

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $6.91              $6.52
    End of period                                                           $7.15              $6.91
  Accumulation units outstanding
  at the end of period                                                      2,528              2,292

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $13.29
    End of period                                                          $15.73              $14.65
  Accumulation units outstanding
  at the end of period                                                       475                436

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.18
    End of period                                                          $15.20              $14.64
  Accumulation units outstanding
  at the end of period                                                      1,555              1,076

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.84
    End of period                                                          $10.44              $10.81
  Accumulation units outstanding
  at the end of period                                                      1,709              1,628

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.77
    End of period                                                          $15.44              $11.40
  Accumulation units outstanding
  at the end of period                                                      1,611               110

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.72
    End of period                                                          $11.75              $10.88
  Accumulation units outstanding
  at the end of period                                                     61,157               498

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.88
    End of period                                                          $11.84              $11.05
  Accumulation units outstanding
  at the end of period                                                       374                374


Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                     $7.77               N/A
    End of period                                                           $7.93               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.81              $16.80
    End of period                                                          $19.47              $18.81
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.39              $22.48
    End of period                                                          $23.87              $23.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.62              $19.27
    End of period                                                          $21.17              $20.62
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $16.69
    End of period                                                          $18.16              $17.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $11.06
    End of period                                                          $10.97              $10.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.95
    End of period                                                            N/A               $14.40
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $13.53
    End of period                                                          $13.93              $13.96
  Accumulation units outstanding
  at the end of period                                                       550                 -

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $15.76
    End of period                                                          $16.69              $16.68
  Accumulation units outstanding
  at the end of period                                                       232                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.09              $21.61
    End of period                                                          $23.89              $23.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $29.98              $26.93
    End of period                                                          $33.35              $29.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $10.22
    End of period                                                          $13.03              $12.07
  Accumulation units outstanding
  at the end of period                                                       778                385

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.80              $15.99
    End of period                                                          $17.79              $17.80
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.49
    End of period                                                          $10.34              $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.26
    End of period                                                          $13.58              $12.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(680)

  Accumulation unit value:
    Beginning of period                                                     $9.68              $8.76
    End of period                                                          $11.19              $9.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.55
    End of period                                                          $12.88              $12.92
  Accumulation units outstanding
  at the end of period                                                      1,367               474

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.31
    End of period                                                          $12.95              $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $11.64
    End of period                                                          $14.52              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.23
    End of period                                                          $13.81              $13.53
  Accumulation units outstanding
  at the end of period                                                       631                340

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $13.89
    End of period                                                          $16.91              $15.95
  Accumulation units outstanding
  at the end of period                                                       540                147

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.48
    End of period                                                          $10.67              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.79
    End of period                                                          $11.99              $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.81
    End of period                                                           $8.32              $9.04
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.30
    End of period                                                          $12.97              $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.66              $9.01
    End of period                                                          $10.37              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.70
    End of period                                                          $12.05              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $14.89
    End of period                                                          $16.90              $16.03
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.20
    End of period                                                          $11.92              $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $9.81
    End of period                                                          $10.67              $11.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A
    End of period                                                           $9.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.35              $15.21
    End of period                                                          $18.42              $17.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.39              $5.08
    End of period                                                           $5.38              $5.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.47
    End of period                                                          $10.65              $10.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.73
    End of period                                                          $11.81              $11.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                    $16.38              $16.07
    End of period                                                          $21.85              $16.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.06
    End of period                                                          $12.56              $9.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.98
    End of period                                                          $12.16              $11.50
  Accumulation units outstanding
  at the end of period                                                       717                377






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.25
    End of period                                                          $11.28              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                     $6.89              $6.50
    End of period                                                           $7.12              $6.89
  Accumulation units outstanding
  at the end of period                                                      3,569              1,333

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $13.27
    End of period                                                          $15.68              $14.62
  Accumulation units outstanding
  at the end of period                                                       579                148

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.16
    End of period                                                          $15.16              $14.61
  Accumulation units outstanding
  at the end of period                                                      1,689               688

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.44
    End of period                                                          $15.43              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A
    End of period                                                          $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A
    End of period                                                          $11.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A




Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.24
    End of period                                                           $7.92              $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.79              $16.78
    End of period                                                          $19.44              $18.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(608)

  Accumulation unit value:
    Beginning of period                                                    $23.35              $22.77
    End of period                                                          $23.83              $23.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $18.93               N/A
    End of period                                                          $20.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.59              $19.24
    End of period                                                          $21.14              $20.59
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.06              $16.48
    End of period                                                          $19.14              $18.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.73              $16.67
    End of period                                                          $18.13              $17.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $11.06
    End of period                                                          $10.95              $10.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.93
    End of period                                                            N/A               $14.38
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.51
    End of period                                                          $13.90              $13.94
  Accumulation units outstanding
  at the end of period                                                       888                 -

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.66              $15.73
    End of period                                                          $16.66              $16.66
  Accumulation units outstanding
  at the end of period                                                      1,162                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.06              $21.58
    End of period                                                          $23.85              $23.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $29.94              $26.89
    End of period                                                          $33.29              $29.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.06              $10.84
    End of period                                                          $13.01              $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.68              $15.04
    End of period                                                          $17.17              $15.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $14.76
    End of period                                                          $15.73              $15.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $15.97
    End of period                                                          $17.77              $17.78
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.49
    End of period                                                          $10.33              $10.16
  Accumulation units outstanding
  at the end of period                                                      1,147                -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $11.26
    End of period                                                          $13.57              $12.43
  Accumulation units outstanding
  at the end of period                                                      1,121                -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.78
    End of period                                                           $8.31              $9.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.67              $8.53
    End of period                                                          $11.17              $9.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.54
    End of period                                                          $12.87              $12.90
  Accumulation units outstanding
  at the end of period                                                       331                332

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.31
    End of period                                                          $12.94              $12.74
  Accumulation units outstanding
  at the end of period                                                       308                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $11.63
    End of period                                                          $14.51              $13.14
  Accumulation units outstanding
  at the end of period                                                       116                 -

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.22
    End of period                                                          $13.79              $13.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.88
    End of period                                                          $16.89              $15.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.48
    End of period                                                          $10.66              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $11.78
    End of period                                                          $11.98              $12.09
  Accumulation units outstanding
  at the end of period                                                       649                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.80
    End of period                                                           $8.31              $9.04
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.18              $6.42
    End of period                                                           $7.85              $7.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.29
    End of period                                                          $12.96              $12.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.66              $9.00
    End of period                                                          $10.36              $9.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.69
    End of period                                                          $12.05              $10.86
  Accumulation units outstanding
  at the end of period                                                       461                461

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.86              $7.86
    End of period                                                           $8.37              $7.86
  Accumulation units outstanding
  at the end of period                                                       577                577

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.02              $14.68
    End of period                                                          $16.89              $16.02
  Accumulation units outstanding
  at the end of period                                                       288                289






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.19
    End of period                                                          $11.91              $11.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.81
    End of period                                                          $10.66              $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A
    End of period                                                           $9.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.33              $15.20
    End of period                                                          $18.40              $17.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.39              $5.07
    End of period                                                           $5.38              $5.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.46
    End of period                                                          $10.64              $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.28
    End of period                                                          $11.80              $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $13.83
    End of period                                                          $21.83              $16.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $4.28              $3.92
    End of period                                                           $4.22              $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.06
    End of period                                                          $12.54              $9.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.98
    End of period                                                          $12.15              $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.25
    End of period                                                          $11.27              $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division(628)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $13.46
    End of period                                                          $15.15              $14.60
  Accumulation units outstanding
  at the end of period                                                       309                309

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A
    End of period                                                          $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.40
    End of period                                                          $15.42              $11.40
  Accumulation units outstanding
  at the end of period                                                       116                 -

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.53
    End of period                                                          $11.73              $10.88
  Accumulation units outstanding
  at the end of period                                                       207                 -

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.86
    End of period                                                          $11.82              $11.05
  Accumulation units outstanding
  at the end of period                                                       206                 -




Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $13.87
    End of period                                                          $13.85              $13.89
  Accumulation units outstanding
  at the end of period                                                       799                 -

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.84
    End of period                                                          $12.83              $12.87
  Accumulation units outstanding
  at the end of period                                                      1,294                -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.65
    End of period                                                          $11.73              $10.88
  Accumulation units outstanding
  at the end of period                                                      7,698                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.23
    End of period                                                           $7.90              $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $16.70
    End of period                                                          $19.34              $18.70
  Accumulation units outstanding
  at the end of period                                                       195                198

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $23.24              $22.34
    End of period                                                          $23.70              $23.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                    $20.65              $18.88
    End of period                                                          $20.51              $20.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.49              $19.15
    End of period                                                          $21.02              $20.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $16.41
    End of period                                                          $19.04              $17.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $16.60
    End of period                                                          $18.03              $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $11.01
    End of period                                                          $10.90              $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.87
    End of period                                                            N/A               $14.31
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $13.46
    End of period                                                          $13.83              $13.87
  Accumulation units outstanding
  at the end of period                                                      2,645              1,756

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $15.66
    End of period                                                          $16.58              $16.58
  Accumulation units outstanding
  at the end of period                                                      1,479               989






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $22.95              $21.49
    End of period                                                          $23.72              $22.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $29.79              $26.77
    End of period                                                          $33.12              $29.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.80
    End of period                                                          $12.94              $12.00
  Accumulation units outstanding
  at the end of period                                                       808                578

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $14.98
    End of period                                                          $17.08              $15.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $14.71
    End of period                                                          $15.66              $15.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $15.91
    End of period                                                          $17.68              $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.48
    End of period                                                          $10.31              $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.25
    End of period                                                          $13.54              $12.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.76
    End of period                                                           $8.28              $9.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.50
    End of period                                                          $11.13              $9.63
  Accumulation units outstanding
  at the end of period                                                       54                  59

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.50
    End of period                                                          $12.82              $12.86
  Accumulation units outstanding
  at the end of period                                                      5,357              3,151

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $11.30
    End of period                                                          $12.92              $12.72
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $11.62
    End of period                                                          $14.49              $13.12
  Accumulation units outstanding
  at the end of period                                                       274                277

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.18
    End of period                                                          $13.74              $13.47
  Accumulation units outstanding
  at the end of period                                                       541                377

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.87              $13.83
    End of period                                                          $16.83              $15.87
  Accumulation units outstanding
  at the end of period                                                       814                651

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.46
    End of period                                                          $10.64              $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.74
    End of period                                                          $11.93              $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.01              $8.78
    End of period                                                           $8.28              $9.01
  Accumulation units outstanding
  at the end of period                                                       53                  57






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.16              $6.41
    End of period                                                           $7.82              $7.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.27
    End of period                                                          $12.92              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.99
    End of period                                                          $10.33              $9.63
  Accumulation units outstanding
  at the end of period                                                       51                  55

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.68
    End of period                                                          $12.02              $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.85
    End of period                                                           $8.35              $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.00              $14.67
    End of period                                                          $16.86              $16.00
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.17
    End of period                                                          $11.87              $11.06
  Accumulation units outstanding
  at the end of period                                                       328                332

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.78
    End of period                                                          $10.63              $11.24
  Accumulation units outstanding
  at the end of period                                                       261                261

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.40
    End of period                                                           $9.71              $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $15.16
    End of period                                                          $18.35              $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                     $5.37              $5.06
    End of period                                                           $5.36              $5.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.44
    End of period                                                          $10.60              $10.11
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.25
    End of period                                                          $11.76              $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.32              $13.79
    End of period                                                          $21.76              $16.32
  Accumulation units outstanding
  at the end of period                                                       217                220

JNL/MCM Communications Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                     $4.27              $3.77
    End of period                                                           $4.20              $4.27
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.35              $8.04
    End of period                                                          $12.50              $9.35
  Accumulation units outstanding
  at the end of period                                                       56                  61

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.97
    End of period                                                          $12.13              $11.48
  Accumulation units outstanding
  at the end of period                                                       625                447






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.24
    End of period                                                          $11.25              $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                     $6.87              $6.44
    End of period                                                           $7.10              $6.87
  Accumulation units outstanding
  at the end of period                                                      4,661              3,522

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $13.29
    End of period                                                          $15.64              $14.60
  Accumulation units outstanding
  at the end of period                                                       873                701

Fifth Third Disciplined Value VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.48
    End of period                                                          $15.12              $14.58
  Accumulation units outstanding
  at the end of period                                                      2,357              1,831

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A
    End of period                                                          $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.12
    End of period                                                          $15.41              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.86
    End of period                                                          $11.73              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A
    End of period                                                          $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A




Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(615)

  Accumulation unit value:
    Beginning of period                                                     $7.75              $7.15
    End of period                                                           $7.87              $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(615)

  Accumulation unit value:
    Beginning of period                                                    $18.61              $16.44
    End of period                                                          $19.24              $18.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                    $23.13              $21.57
    End of period                                                          $23.57              $23.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                                                    $20.55              $18.77
    End of period                                                          $20.40              $20.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $19.07
    End of period                                                          $20.91              $20.39
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(609)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $16.60
    End of period                                                          $18.94              $17.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(615)

  Accumulation unit value:
    Beginning of period                                                    $17.56              $16.31
    End of period                                                          $17.94              $17.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(624)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.91
    End of period                                                          $10.84              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.51
    End of period                                                            N/A               $14.24
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.53
    End of period                                                          $13.76              $13.80
  Accumulation units outstanding
  at the end of period                                                       581                 -

JNL/Salomon Brothers Strategic Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $15.56
    End of period                                                          $16.49              $16.50
  Accumulation units outstanding
  at the end of period                                                      2,972              1,152






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                    $22.84              $21.44
    End of period                                                          $23.60              $22.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                    $29.65              $26.42
    End of period                                                          $32.94              $29.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(676)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.69
    End of period                                                          $12.87              $11.94
  Accumulation units outstanding
  at the end of period                                                       49                  -

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $14.91
    End of period                                                          $16.99              $15.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $13.97
    End of period                                                          $15.59              $15.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(616)

  Accumulation unit value:
    Beginning of period                                                    $17.63              $15.42
    End of period                                                          $17.60              $17.63
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.62
    End of period                                                          $10.29              $10.13
  Accumulation units outstanding
  at the end of period                                                      2,567                -

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.40
    End of period                                                          $13.51              $12.39
  Accumulation units outstanding
  at the end of period                                                      1,437                -

JNL/Alliance Capital Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.56
    End of period                                                           $8.25              $9.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.60              $8.47
    End of period                                                          $11.09              $9.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Total Return Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.38
    End of period                                                          $12.77              $12.81
  Accumulation units outstanding
  at the end of period                                                      2,243              1,480

JNL/MCM Small Cap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.12
    End of period                                                          $12.89              $12.70
  Accumulation units outstanding
  at the end of period                                                      1,189                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(594)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.67
    End of period                                                          $14.46              $13.10
  Accumulation units outstanding
  at the end of period                                                      1,379                -

JNL/Lazard Small Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.11
    End of period                                                          $13.68              $13.43
  Accumulation units outstanding
  at the end of period                                                       37                  -

JNL/Lazard Mid Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $14.01
    End of period                                                          $16.76              $15.82
  Accumulation units outstanding
  at the end of period                                                       49                  -

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.41
    End of period                                                          $10.62              $10.71
  Accumulation units outstanding
  at the end of period                                                      3,940              1,968

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.70
    End of period                                                          $11.89              $12.00
  Accumulation units outstanding
  at the end of period                                                       602                 -

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.99              $8.76
    End of period                                                           $8.25              $8.99
  Accumulation units outstanding
  at the end of period                                                      4,576              1,194






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                     $7.14              $6.41
    End of period                                                           $7.80              $7.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(601)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.35
    End of period                                                          $12.88              $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.92
    End of period                                                          $10.30              $9.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.43
    End of period                                                          $11.99              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                     $7.83              $7.70
    End of period                                                           $8.33              $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                    $15.98              $14.65
    End of period                                                          $16.84              $15.98
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.14
    End of period                                                          $11.83              $11.03
  Accumulation units outstanding
  at the end of period                                                      3,218               970

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.76
    End of period                                                          $10.59              $11.21
  Accumulation units outstanding
  at the end of period                                                      3,133               665

JNL/MCM Consumer Brands Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.44
    End of period                                                           $9.68              $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.24              $15.12
    End of period                                                          $18.29              $17.24
  Accumulation units outstanding
  at the end of period                                                      1,840               436

JNL/MCM Technology Sector Division(715)

  Accumulation unit value:
    Beginning of period                                                     $5.36              $5.21
    End of period                                                           $5.34              $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                    $10.08              $10.11
    End of period                                                          $10.57              $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.37
    End of period                                                          $11.72              $11.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $13.37
    End of period                                                          $21.69              $16.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $4.26              $3.78
    End of period                                                           $4.19              $4.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.02
    End of period                                                          $12.46              $9.32
  Accumulation units outstanding
  at the end of period                                                      1,839                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.72
    End of period                                                          $12.10              $11.46
  Accumulation units outstanding
  at the end of period                                                       42                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.31
    End of period                                                          $11.22              $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                     $6.57               N/A
    End of period                                                           $7.08               N/A
  Accumulation units outstanding
  at the end of period                                                       276                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                    $14.20               N/A
    End of period                                                          $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                       53                 N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A
    End of period                                                          $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                       125                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.45
    End of period                                                          $10.41              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.78
    End of period                                                          $15.40              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.72
    End of period                                                          $11.72              $10.88
  Accumulation units outstanding
  at the end of period                                                     13,453               985

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.87
    End of period                                                          $11.81              $11.05
  Accumulation units outstanding
  at the end of period                                                      4,412                -




Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(585)

  Accumulation unit value:
    Beginning of period                                                     $7.73              $7.00
    End of period                                                           $7.85              $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                    $18.52              $16.33
    End of period                                                          $19.13              $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                    $23.02              $20.77
    End of period                                                          $23.46              $23.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(617)

  Accumulation unit value:
    Beginning of period                                                    $20.46              $18.54
    End of period                                                          $20.29              $20.46
  Accumulation units outstanding
  at the end of period                                                       378                 -

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                                                    $20.30              $19.00
    End of period                                                          $20.80              $20.30
  Accumulation units outstanding
  at the end of period                                                       77                  26






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(665)

  Accumulation unit value:
    Beginning of period                                                    $17.80              $16.12
    End of period                                                          $18.84              $17.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(659)

  Accumulation unit value:
    Beginning of period                                                    $17.47              $16.36
    End of period                                                          $17.84              $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division(674)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.82
    End of period                                                          $10.78              $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.69
    End of period                                                            N/A               $14.18
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $13.32
    End of period                                                          $13.68              $13.73
  Accumulation units outstanding
  at the end of period                                                      2,126               317

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.53
    End of period                                                          $16.40              $16.42
  Accumulation units outstanding
  at the end of period                                                      2,594               136






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $22.73              $20.67
    End of period                                                          $23.47              $22.73
  Accumulation units outstanding
  at the end of period                                                       301                 -

JNL/T. Rowe Price Mid-Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                    $29.51              $25.62
    End of period                                                          $32.77              $29.51
  Accumulation units outstanding
  at the end of period                                                      2,002              1,095

JNL/JPMorgan International Equity Division(589)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.39
    End of period                                                          $12.80              $11.88
  Accumulation units outstanding
  at the end of period                                                       243                244

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.47
    End of period                                                          $16.91              $15.47
  Accumulation units outstanding
  at the end of period                                                       532                 -

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $14.13
    End of period                                                          $15.51              $15.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(606)

  Accumulation unit value:
    Beginning of period                                                    $17.56              $15.80
    End of period                                                          $17.52              $17.56
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $9.46
    End of period                                                          $10.27              $10.11
  Accumulation units outstanding
  at the end of period                                                      3,628              3,732

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.22
    End of period                                                          $13.49              $12.37
  Accumulation units outstanding
  at the end of period                                                      1,032              1,063

JNL/Alliance Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.74
    End of period                                                           $8.22              $9.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(583)

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.89
    End of period                                                          $11.04              $9.57
  Accumulation units outstanding
  at the end of period                                                       918                 -

JNL/PIMCO Total Return Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.34
    End of period                                                          $12.72              $12.77
  Accumulation units outstanding
  at the end of period                                                      7,736              2,959

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.27
    End of period                                                          $12.86              $12.68
  Accumulation units outstanding
  at the end of period                                                       660                683






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.59
    End of period                                                          $14.43              $13.08
  Accumulation units outstanding
  at the end of period                                                       604                619

JNL/Lazard Small Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.05
    End of period                                                          $13.63              $13.38
  Accumulation units outstanding
  at the end of period                                                       367                175

JNL/Lazard Mid Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                    $15.77              $13.87
    End of period                                                          $16.70              $15.77
  Accumulation units outstanding
  at the end of period                                                       404                243

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.36
    End of period                                                          $10.60              $10.69
  Accumulation units outstanding
  at the end of period                                                      2,170               721

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.66
    End of period                                                          $11.84              $11.96
  Accumulation units outstanding
  at the end of period                                                      1,655               622

JNL/MCM DowSM 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.74
    End of period                                                           $8.23              $8.96
  Accumulation units outstanding
  at the end of period                                                      6,125              3,634






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                     $7.13              $6.36
    End of period                                                           $7.78              $7.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(584)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $10.93
    End of period                                                          $12.85              $12.43
  Accumulation units outstanding
  at the end of period                                                      4,359              2,609

JNL/FMR Balanced Division(583)

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.68
    End of period                                                          $10.28              $9.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(605)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.50
    End of period                                                          $11.96              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(639)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $6.84
    End of period                                                           $8.31              $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $14.39
    End of period                                                          $16.81              $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.12
    End of period                                                          $11.79              $11.00
  Accumulation units outstanding
  at the end of period                                                      5,719              2,960

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.74
    End of period                                                          $10.56              $11.18
  Accumulation units outstanding
  at the end of period                                                       712                 -

JNL/MCM Consumer Brands Sector Division(620)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.96
    End of period                                                           $9.65              $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $15.09
    End of period                                                          $18.23              $17.19
  Accumulation units outstanding
  at the end of period                                                       467                 -

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                     $5.34              $5.16
    End of period                                                           $5.33              $5.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                    $10.06              $9.98
    End of period                                                          $10.53              $10.06
  Accumulation units outstanding
  at the end of period                                                      5,418              3,236






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.02
    End of period                                                          $11.69              $11.31
  Accumulation units outstanding
  at the end of period                                                      4,825              2,830

JNL/MCM Oil & Gas Sector Division(614)

  Accumulation unit value:
    Beginning of period                                                    $16.23              $14.30
    End of period                                                          $21.61              $16.23
  Accumulation units outstanding
  at the end of period                                                      3,768              2,000

JNL/MCM Communications Sector Division(614)

  Accumulation unit value:
    Beginning of period                                                     $4.25              $3.75
    End of period                                                           $4.18              $4.25
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.00
    End of period                                                          $12.42              $9.30
  Accumulation units outstanding
  at the end of period                                                     12,391              6,946

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.27
    End of period                                                          $12.08              $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $9.91
    End of period                                                          $11.20              $10.73
  Accumulation units outstanding
  at the end of period                                                       205                205

Fifth Third Quality Growth VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                     $6.84              $6.77
    End of period                                                           $7.06              $6.84
  Accumulation units outstanding
  at the end of period                                                      1,183              1,184

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                    $14.56              $13.91
    End of period                                                          $15.59              $14.56
  Accumulation units outstanding
  at the end of period                                                       416                243

Fifth Third Disciplined Value VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.44
    End of period                                                          $15.07              $14.55
  Accumulation units outstanding
  at the end of period                                                      1,077               596

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A
    End of period                                                          $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                       208                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A
    End of period                                                          $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       418                N/A

JNL/Franklin Templeton Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                       426                N/A

JNL/MCM Nasdaq 15 Division(721)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.75
    End of period                                                          $10.40              $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.85
    End of period                                                          $15.39              $11.40
  Accumulation units outstanding
  at the end of period                                                       386                 -

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.77
    End of period                                                          $11.71              $10.88
  Accumulation units outstanding
  at the end of period                                                     14,998               220

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $9.80
    End of period                                                          $11.80              $11.04
  Accumulation units outstanding
  at the end of period                                                      1,285               219




Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division(742)

  Accumulation unit value:
    Beginning of period                                                    $17.07               N/A
    End of period                                                          $17.75               N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $14.87
    End of period                                                          $16.82              $15.40
  Accumulation units outstanding
  at the end of period                                                       567                 -

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $14.90
    End of period                                                          $15.44              $15.35
  Accumulation units outstanding
  at the end of period                                                       628                 -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.77
    End of period                                                          $10.25              $10.10
  Accumulation units outstanding
  at the end of period                                                      2,109                -

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.10
    End of period                                                          $13.46              $12.36
  Accumulation units outstanding
  at the end of period                                                       803                 -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $10.84
    End of period                                                          $12.84              $12.66
  Accumulation units outstanding
  at the end of period                                                       831                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.49
    End of period                                                          $14.40              $13.06
  Accumulation units outstanding
  at the end of period                                                       764                 -

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.60
    End of period                                                          $13.58              $13.33
  Accumulation units outstanding
  at the end of period                                                       645                 -

JNL/Lazard Mid Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                    $15.71              $14.77
    End of period                                                          $16.63              $15.71
  Accumulation units outstanding
  at the end of period                                                      1,165                -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $15.55
    End of period                                                          $16.78              $15.95
  Accumulation units outstanding
  at the end of period                                                       530                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A
    End of period                                                          $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                       674                N/A

Fifth Third Disciplined Value VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                    $14.20               N/A
    End of period                                                          $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.67
    End of period                                                          $15.39              $11.39
  Accumulation units outstanding
  at the end of period                                                      1,740                -

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.86
    End of period                                                          $11.71              $10.87
  Accumulation units outstanding
  at the end of period                                                     23,794                -

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.52
    End of period                                                          $11.79              $11.04
  Accumulation units outstanding
  at the end of period                                                      2,280                -




Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division(733)

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.41
    End of period                                                          $10.91              $9.47
  Accumulation units outstanding
  at the end of period                                                       570                 -

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.55
    End of period                                                          $12.57              $12.64
  Accumulation units outstanding
  at the end of period                                                       952                 -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $11.55
    End of period                                                          $14.34              $13.02
  Accumulation units outstanding
  at the end of period                                                       868                 -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                    $16.10              $14.19
    End of period                                                          $21.41              $16.10
  Accumulation units outstanding
  at the end of period                                                       684                 -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.94
    End of period                                                          $12.30              $9.22
  Accumulation units outstanding
  at the end of period                                                       968                 -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(958)

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A
    End of period                                                          $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                       273                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                                                    $13.38               N/A
    End of period                                                          $13.32               N/A
  Accumulation units outstanding
  at the end of period                                                      2,217               N/A

JNL/Salomon Brothers Strategic Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $15.81
    End of period                                                          $15.97              $16.03
  Accumulation units outstanding
  at the end of period                                                      1,149                -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Mid-Cap Growth Division(736)

  Accumulation unit value:
    Beginning of period                                                    $28.80              $28.81
    End of period                                                          $31.91              $28.80
  Accumulation units outstanding
  at the end of period                                                       258                 -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.24
    End of period                                                          $12.48              $12.56
  Accumulation units outstanding
  at the end of period                                                      5,290                -

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.21
    End of period                                                          $12.74              $12.59
  Accumulation units outstanding
  at the end of period                                                       309                 -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.53
    End of period                                                          $14.29              $12.99
  Accumulation units outstanding
  at the end of period                                                      1,055                -

JNL/Lazard Small Cap Value Division(741)

  Accumulation unit value:
    Beginning of period                                                    $12.57               N/A
    End of period                                                          $13.36               N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $15.10               N/A
    End of period                                                          $16.37               N/A
  Accumulation units outstanding
  at the end of period                                                       239                N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.49
    End of period                                                          $10.49              $10.61
  Accumulation units outstanding
  at the end of period                                                      1,410                -

JNL/Salomon Brothers High Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.67
    End of period                                                          $11.60              $11.75
  Accumulation units outstanding
  at the end of period                                                       307                 -

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/T. Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $12.22
    End of period                                                          $12.67              $12.29
  Accumulation units outstanding
  at the end of period                                                       591                 -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                                                    $16.01              $14.44
    End of period                                                          $21.27              $16.01
  Accumulation units outstanding
  at the end of period                                                       541                 -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.90
    End of period                                                          $12.22              $9.17
  Accumulation units outstanding
  at the end of period                                                      1,458                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.86
    End of period                                                          $11.68              $10.87
  Accumulation units outstanding
  at the end of period                                                      1,948                -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A




Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(650)

  Accumulation unit value:
    Beginning of period                                                     $7.60              $6.95
    End of period                                                           $7.69              $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.30               N/A
    End of period                                                          $18.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                    $22.36              $21.14
    End of period                                                          $22.71              $22.36
  Accumulation units outstanding
  at the end of period                                                       916                916

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $19.87              $17.50
    End of period                                                          $19.65              $19.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                                                    $19.72              $18.52
    End of period                                                          $20.15              $19.72
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $15.43
    End of period                                                          $18.25              $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.98
    End of period                                                          $17.28              $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PPM America High Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                      N/A               $13.75
    End of period                                                            N/A               $13.78
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.91
    End of period                                                          $13.25              $13.34
  Accumulation units outstanding
  at the end of period                                                       790                790

JNL/Salomon Brothers Strategic Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $14.98
    End of period                                                          $15.89              $15.95
  Accumulation units outstanding
  at the end of period                                                       340                340






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/T. Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $20.85
    End of period                                                          $22.73              $22.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $28.66              $26.23
    End of period                                                          $31.74              $28.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Equity Division(607)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.26
    End of period                                                          $12.40              $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $14.74
    End of period                                                          $16.40              $15.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $13.96
    End of period                                                          $15.09              $15.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $14.96
    End of period                                                          $17.04              $17.13
  Accumulation units outstanding
  at the end of period                                                       341                341






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.41
    End of period                                                          $10.15              $10.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $10.97
    End of period                                                          $13.33              $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                     $8.89              $8.11
    End of period                                                           $8.05              $8.89
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(585)

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.86
    End of period                                                          $10.79              $9.37
  Accumulation units outstanding
  at the end of period                                                       778                778

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.09
    End of period                                                          $12.42              $12.51
  Accumulation units outstanding
  at the end of period                                                      1,265              1,265

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $10.98
    End of period                                                          $12.71              $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.12
    End of period                                                          $14.26              $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $11.48
    End of period                                                          $13.31              $13.11
  Accumulation units outstanding
  at the end of period                                                       444                444

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $13.19
    End of period                                                          $16.31              $15.45
  Accumulation units outstanding
  at the end of period                                                       618                618

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.63
    End of period                                                          $10.47              $10.60
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $11.43
    End of period                                                          $11.56              $11.72
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM DowSM 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                     $8.82              $8.25
    End of period                                                           $8.07              $8.82
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                     $7.03              $6.04
    End of period                                                           $7.65              $7.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T. Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.14
    End of period                                                          $12.63              $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                                                     $9.46              $8.72
    End of period                                                          $10.10              $9.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.43
    End of period                                                          $11.80              $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                                                    $15.85              $14.72
    End of period                                                          $16.63              $15.85
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.68
    End of period                                                          $11.57              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.40
    End of period                                                          $10.36              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.99
    End of period                                                           $9.46              $9.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $14.59
    End of period                                                          $17.87              $16.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $5.26              $5.17
    End of period                                                           $5.22              $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                     $9.89              $9.99
    End of period                                                          $10.33              $9.89
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.04
    End of period                                                          $11.46              $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $13.92
    End of period                                                          $21.20              $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM  S&P(R) 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                     $9.15              $7.79
    End of period                                                          $12.18              $9.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.32
    End of period                                                          $11.93              $11.34
  Accumulation units outstanding
  at the end of period                                                        -                  -






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.29
    End of period                                                          $11.06              $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $13.38
    End of period                                                          $15.43              $14.45
  Accumulation units outstanding
  at the end of period                                                       609                609

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.14
    End of period                                                          $14.92              $14.44
  Accumulation units outstanding
  at the end of period                                                      1,474              1,474

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






Investment Divisions                                                    December 31,        December 31,
                                                                            2005                2004
                                                                            ----                ----

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.43
    End of period                                                          $10.37              $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A
    End of period                                                          $15.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.72
    End of period                                                          $11.67              $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.10
    End of period                                                          $11.76              $11.04
  Accumulation units outstanding
  at the end of period                                                        -                  -




Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A


1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES

















                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

__________________________________________________________________

Report of Independent Registered Public Accounting Firm                   1



Consolidated Balance Sheets                                               2



Consolidated Income Statements                                            3



Consolidated Statements of Stockholder's Equity and Comprehensive Income  4



Consolidated Statements of Cash Flows                                     5



Notes to Consolidated Financial Statements                                6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.


KPMG LLP

Chicago, Illinois
March 7, 2006

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
ASSETS                                                                             2005                 2004
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Investments:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                      $ 729,695          $ 1,420,426
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Investments available for sale, at fair value:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fixed maturities (amortized cost: 2005, $39,633,811; 2004, $37,277,202)             40,249,207           39,187,163
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equities (cost: 2005, $313,498; 2004, $138,291)                                        326,478              150,389
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Trading securities, at fair value                                                      138,685              124,598
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                                       4,989,516            4,633,010
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Policy loans                                                                           804,009              717,503
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other invested assets                                                                1,414,720            1,634,097
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total investments                                                                   48,652,310           47,867,186
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                              553,120              523,974
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred acquisition costs                                                           2,548,473            1,933,901
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred sales inducements                                                             253,083              161,589
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Reinsurance recoverable                                                                943,738              640,757
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Value of acquired insurance                                                             23,578               45,768
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                                     50,633               28,110
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other assets                                                                            83,180               58,057
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Separate account assets                                                             14,720,596           10,352,915
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                      $ 67,828,711         $ 61,612,257
-----------------------------------------------------------------------------==================---==================
-----------------------------------------------------------------------------==================---==================

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Policy reserves and liabilities:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                             $ 2,551,779          $ 1,311,174
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deposits on investment contracts                                                    35,273,715           34,146,356
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Guaranteed investment contracts                                                      1,983,693            1,896,284
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Trust instruments supported by funding agreements                                    5,609,059            5,884,484
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank advances                                                        100,209                    -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Notes payable                                                                          486,939              503,891
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Securities lending payable                                                             428,032              856,163
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred income taxes                                                                   40,583              166,938
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other liabilities                                                                    1,760,763            1,611,224
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Separate account liabilities                                                        14,720,596           10,352,915
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   62,955,368           56,729,429
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Minority interest                                                                        7,186               10,037
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Common stock, $1.15 par value; authorized 50,000 shares;
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
issued and outstanding 12,000 shares                                                    13,800               13,800
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           2,854,533            2,562,214
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income, net of
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
tax of $141,725 in 2005 and $401,327 in 2004                                           263,203              745,430
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Retained earnings                                                                    1,734,621            1,551,347
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                           4,866,157            4,872,791
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                        $ 67,828,711         $ 61,612,257
-----------------------------------------------------------------------------==================---==================


          See accompanying notes to consolidated financial statements.


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                        2005               2004               2003
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
REVENUES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Premiums                                                                 $ 199,061          $ 162,342          $ 173,411
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    2,879,440          2,689,945          2,623,515
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments                                  12,984            138,656            (60,966)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Risk management activity                                                   169,827             90,814           (127,949)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fee income                                                                 509,376            387,386            330,552
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other income                                                                38,815             84,451             31,725
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total revenues                                                           3,809,503          3,553,594          2,970,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Death and other policy benefits                                            428,162            379,175            393,794
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                 1,434,807          1,364,803          1,575,254
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest expense on trust instruments supported
by funding agreements                                                      217,917            143,317            131,792
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                                           50,249             42,376             35,919
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Increase in reserves, net of reinsurance                                    19,466             19,340              4,534
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Commissions                                                                537,303            483,005            423,446
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
General and administrative expenses                                        341,793            290,863            258,650
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of policy acquisition costs                                      (556,564)          (507,660)          (462,032)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of sales inducements                                              (92,381)           (86,430)           (98,480)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of acquisition costs:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                 364,907            419,048            242,608
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to risk management activity                                    64,962              4,674            (59,809)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                   2,671             12,208             (1,852)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred sales inducements:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                  55,639             38,039             19,192
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to risk management activity                                     7,632              9,087              8,570
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                     459              2,902               (254)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of acquired insurance                                          22,190             20,882             19,647
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                              2,899,212          2,635,629          2,490,979
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income from continuing operations before
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
minority interest                                                          910,291            917,965            479,309
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Minority interest                                                             (922)           (49,041)           (14,628)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income from continuing operations                                   909,369            868,924            464,681
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                 315,295            304,076            164,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income from continuing operations before discontinued
operations and cumulative effect of change in accounting principle         594,074            564,848            299,687
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income from discontinued operations, net of tax                                  -             56,776             23,729
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income before cumulative effect of change
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
in accounting principle                                                    594,074            621,624            323,416
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Cumulative effect of change in accounting principle, net of tax                  -              8,912                  -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 594,074          $ 630,536          $ 323,416
-------------------------------------------------------------------================---================---================

Pro forma net income assuming the change in
accounting principle is applied retroactively                                               $ 621,624          $ 322,302
--------------------------------------------------------------------------------------================---================

See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Common stock, beginning and end of year                      $ 13,800          $ 13,800           $ 13,800
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN-CAPITAL
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                           2,562,214         2,533,535          2,484,228
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital contributions                                         292,319            28,679             49,307
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                 2,854,533         2,562,214          2,533,535
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                             745,430           814,102            449,382
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net unrealized investment gains (losses), net of
reclassification adjustment and net of tax                   (482,227)          (68,672)           364,720
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                   263,203           745,430            814,102
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                           1,551,347         1,040,811            802,595
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net income                                                    594,074           630,536            323,416
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dividends paid to stockholder                                (410,800)         (120,000)           (85,200)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                 1,734,621         1,551,347          1,040,811
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                $ 4,866,157       $ 4,872,791        $ 4,402,248
------------------------------------------------------================--================---================
------------------------------------------------------================--================---================




-----------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------
Net income                                                  $ 594,074         $ 630,536          $ 323,416
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net unrealized holding gains (losses) arising during
the period, net of tax of $(243,143) in 2005; $(11,016)
in 2004 and $154,863 in 2003                                 (451,661)          (19,721)           288,084
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Reclassification adjustment for gains (losses) included in
net income, net of tax of $(16,459) in 2005; $(26,358)
in 2004 and $41,265 in 2003                                   (30,566)          (48,951)            76,636
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 111,847         $ 561,864          $ 688,136
------------------------------------------------------================--================---================

          See accompanying notes to consolidated financial statements.



CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                                     2005               2004               2003
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net income                                                            $ 594,074          $ 630,536          $ 323,416
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Less income from discontinued operations                                      -            (56,776)           (23,729)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile income from continuing operations
to net cash provided by operating activities:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net realized (gains) losses on investments                              (12,984)          (138,656)            60,966
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Unrealized gains on trading portfolio                                      (565)            (8,360)                 -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Risk management activity                                               (169,827)           (90,814)           127,949
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                              1,434,807          1,364,803          1,575,254
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest expense on trust instruments supported
by funding agreements                                                   217,917            143,317            131,792
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest accrued on Federal Home Loan Bank advances                         209                  -                  -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other charges                                                          (245,877)          (216,383)          (226,156)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Amortization of discount and premium on investments                     (72,853)            34,514            103,604
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred income tax provision                                           141,115            216,880             57,681
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Change in (net of effects of contribution of subsidiary):
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                (7,630)           (29,741)           (17,061)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred sales inducements and acquisition costs                       (154,653)          (124,385)          (352,056)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Trading portfolio activity, net                                         (13,522)           (15,726)                 -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Value of acquired insurance                                              22,190             20,882             19,647
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                     (22,523)           (19,485)           (64,717)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other assets and liabilities, net                                       348,543            370,851            168,317
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities of
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
discontinued operations                                                       -             28,671             55,454
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             2,058,421          2,110,128          1,940,361
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales of fixed maturities and equities available for sale             2,889,975          3,536,656         11,870,808
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Principal repayments, maturities, calls and redemptions:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities available for sale                                   2,956,801          2,836,775          4,184,613
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                          914,758            804,356                 69
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Purchases of:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities and equities available for sale                     (6,676,587)        (7,551,922)       (18,565,653)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                       (1,278,434)        (1,111,534)        (1,008,846)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other investing activities                                             (419,823)          (256,443)        (1,853,397)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Proceeds from sale of discontinued operations                                 -            260,051                  -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities of
discontinued operations                                                       -            376,480           (178,856)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                (1,613,310)        (1,105,581)        (5,551,262)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policyholders' account balances:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deposits                                                              9,355,451          8,300,160          6,783,741
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Withdrawals                                                          (6,598,525)        (6,180,543)        (5,377,602)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts                                   (3,564,891)        (2,394,722)        (1,523,759)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Proceeds from notes                                                           -             26,264             23,485
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Payments on notes                                                        (3,747)           (44,784)          (220,220)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Payment of cash dividends to Parent                                    (410,800)          (120,000)           (85,200)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Capital contribution                                                     86,670                  -             20,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities of
discontinued operations                                                       -           (426,055)           124,615
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (1,135,842)          (839,680)          (254,940)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (690,731)           164,867         (3,865,841)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                    1,420,426          1,255,559          5,121,400
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    729,695          1,420,426          1,255,559
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS             -                  -            (24,877)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    $ 729,695        $ 1,420,426        $ 1,230,682
----------------------------------------------------------------================---================---================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The consolidated financial statements include the accounts of the following:

     o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with JNL;

     o    Wholly  owned  broker-dealer,  investment  management  and  investment
          advisor  subsidiaries:   Jackson  National  Life  Distributors,  Inc.,
          Jackson National Asset Management, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany;

     o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary;

     o    The   discontinued   operations  of  Jackson  Federal  Bank  ("Jackson
          Federal") through October 28, 2004. See note 4 for additional information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES

     In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL's results of operations or financial position.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no impact on JNL's results of operations or financial position.

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 had no impact on JNL's results of operations or financial position.

     The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL had an investment of $47.5 million and $31.7 million as of December 31, 2005 and 2004, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $542.4 million and $544.9 million as of December 31, 2005 and 2004, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

     Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

     During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. During 2005 and 2004, $5.4 million and $8.4 million of investment income recognized relates to trading securities held at December 31, 2005 and 2004, respectively.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $379.2 million and $387.5 million, respectively, at December 31, 2005 and $394.0 million and $403.8 million, respectively, at December 31, 2004.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $188.3 million and $676.8 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $30.4 million and $93.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     JNL files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Carrying values totaled $2.2 billion and $2.9 billion at December 31, 2005 and 2004, respectively.

     JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The carrying values at December 31, 2005 and 2004 totaled $3.4 billion and $3.0 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     During 2005, JNL became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI"). In connection with this membership, JNL purchased $30.2 million in FHLBI capital stock. Membership allows JNL access to advances from FHLBI which are collateralized by mortgage related assets in JNL's investment portfolio. These advances are in the form of funding agreements issued to FHLBI. JNL is authorized to draw a maximum of $603.1 million in advances under this program.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $14,613.2 million and $10,267.1 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $107.4 million and $85.8 million at December 31, 2005 and 2004, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $3.6 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to JNL. The acquisition expands JNL's life insurance base while taking advantage of JNL's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into JNL.

     The preliminary purchase price is subject to post-closing adjustments and has been allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. JNL is in negotiations with ING over certain post-closing purchase price adjustments. During the first quarter of 2006, any unresolved differences will be submitted to an arbitrator for resolution.

     JNL has recorded in Other assets the value of business acquired totaling $1.1 million. This amount is subject to adjustment based on the final determination of purchase price by the arbitrator.

3.   ACQUISITIONS (CONTINUED)

     The following table summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands):

--------------------------------------------------------------------------------
                                                               May 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash and short-term investments                                        $ 86,670
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed maturities                                                      1,612,767
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other invested assets                                                    78,129
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Accrued investment income                                                21,516
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deferred income taxes                                                     7,868
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other assets                                                             13,679
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total assets acquired                                               $ 1,820,629
-----------------------------------------------------------=====================
-----------------------------------------------------------=====================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                $ 881,083
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deposits on investment contracts                                        654,361
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other liabilities                                                        20,820
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total liabilities assumed                                           $ 1,556,264
-----------------------------------------------------------=====================
-----------------------------------------------------------=====================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net assets acquired                                                   $ 264,365
-----------------------------------------------------------=====================

     The following table summarizes JNL's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

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                                                                    UNAUDITED PRO FORMA
                                                                  YEARS ENDED DECEMBER 31,
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                                                                   2005                2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Revenues                                                            $ 4,013,031       $ 3,729,228
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total benefits and expenses                                         $ 2,976,945       $ 2,799,273
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Pretax income from continuing operations                            $ 1,035,164         $ 880,914
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net income                                                            $ 675,841         $ 638,330
--------------------------------------------------------------------------------------------------


     The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by LOG prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in discontinued operations on the consolidated income statement.

4.   DISCONTINUED OPERATIONS (CONTINUED)

     The following table summarizes certain components of the results of the discontinued operations (in thousands):

--------------------------------------------------------------------------------------------------
                                                               PERIOD ENDED         YEAR ENDED
                                                               OCTOBER 28,         DECEMBER 31,
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                   2004                2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Revenues                                                               $ 79,813         $ 108,200
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Realized gains                                                          $ 1,700              $ 69
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Income from discontinued operations, net of tax of
$11,064 in 2004 and $9,190 in 2003                                     $ 20,658          $ 23,729
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Gain on disposal of discontinued operations, net of
tax of $29,580                                                         $ 36,118               $ -
--------------------------------------------------------------------------------------------------

     Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million and $27.6 million in 2004 and 2003, respectively.

     Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million and $12.4 million in 2004 and 2003, respectively.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,134.1 million and $4,929.1 million at December 31, 2005 and 2004, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $29.2 billion and $28.3 billion, respectively, at December 31, 2005 and $28.7 billion and $28.0 billion, respectively, at December 31, 2004.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion and $1.9 billion at December 31, 2005 and 2004, respectively.


     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $5.9 billion at December 31, 2005 and 2004, respectively.

     FEDERAL HOME LOAN BANK ADVANCES:
     Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $99.6 million at December 31, 2005.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $552.0 million and $565.4 million at December 31, 2005 and 2004, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $13.8 billion and $9.7 billion at December 31, 2005 and 2004, respectively.

6.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $332.5 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                         PERCENT OF TOTAL
                                                         FIXED MATURITIES
        INVESTMENT RATING                                DECEMBER 31, 2005
                                                       ----------------------
                                                       ----------------------
        AAA                                                     15.9%
        AA                                                       8.3
        A                                                      30.8
        BBB                                                    38.0
                                                       ----------------------
                                                       ----------------------
            Investment grade                                        93.0
                                                       ----------------------
                                                       ----------------------
        BB                                                      5.9
        B and below                                             1.1
                                                       ----------------------
                                                       ----------------------
            Below investment grade                              7.0
                                                       ----------------------
                                                       ----------------------
            Total fixed maturities                            100.0%
                                                       ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.3 million, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively, and for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively.

6.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2005                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                          $ 39,561              $ 22              $ 756         $ 38,827
Foreign governments                                 32,331               281                770           31,842
Public utilities                                 2,937,225           103,964             16,353        3,024,836
Corporate securities                            27,984,571           867,709            308,982       28,543,298
Mortgage-backed securities                       8,640,123            95,291            125,010        8,610,404
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 39,633,811       $ 1,067,267          $ 451,871     $ 40,249,207
                                            ===============   ===============   ================  ===============

Equities                                         $ 313,498          $ 14,736            $ 1,756        $ 326,478
                                            ===============   ===============   ================  ===============



                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,139             $ 133                $ 2          $ 4,270
Foreign governments                                  3,622               326                 64            3,884
Public utilities                                 2,691,498           192,109              1,890        2,881,717
Corporate securities                            26,242,571         1,666,694             87,874       27,821,391
Mortgage-backed securities                       8,335,372           201,691             61,162        8,475,901
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,277,202       $ 2,060,953          $ 150,992     $ 39,187,163
                                            ===============   ===============   ================  ===============

Equities                                         $ 138,291          $ 17,150            $ 5,052        $ 150,389
                                            ===============   ===============   ================  ===============



     At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $5.9 billion and $5.6 billion, respectively, had estimated fair values of $6.0 billion and $5.8 billion, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                                AMORTIZED
                                                                   COST           FAIR VALUE
                                                              ---------------   ----------------
Due in 1 year or less                                              $ 949,103          $ 962,984
Due after 1 year through 5 years                                   6,558,672          6,718,264
Due after 5 years through 10 years                                18,453,254         18,764,438
Due after 10 years through 20 years                                3,141,893          3,222,547
Due after 20 years                                                 1,890,766          1,970,570
Mortgage-backed securities                                         8,640,123          8,610,404
                                                              ---------------   ----------------
Total                                                           $ 39,633,811       $ 40,249,207
                                                              ===============   ================

     Fixed maturities with a carrying value of $13.5 million and $4.0 million at December 31, 2005 and 2004, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

6.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS           12 MONTHS OR LONGER         TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                       GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2005                 LOSSES        FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities               $ 756         $ 35,717          $ -            $ -         $ 756         $ 35,717
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Foreign governments                      671           28,285           99          2,039           770           30,324
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Public utilities                      15,125        1,055,007        1,228         42,302        16,353        1,097,309
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Corporate securities                 250,414       12,914,442       58,568        927,820       308,982       13,842,262
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities            44,837        3,303,743       80,173      2,190,168       125,010        5,493,911
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities          311,803       17,337,194      140,068      3,162,329       451,871       20,499,523
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equities                               1,756           24,198            -              -         1,756           24,198
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
securities                         $ 313,559     $ 17,361,392    $ 140,068    $ 3,162,329      $453,627     $ 20,523,721
-------------------------------==============-================-============-==============-=============-================



-------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS           12 MONTHS OR LONGER         TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                       GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2004                 LOSSES        FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ 2          $ 1,065          $ -            $ -           $ 2          $ 1,065
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Foreign governments                       64            2,125            -              -            64            2,125
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Public utilities                       1,551          263,095          339         33,842         1,890          296,937
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Corporate securities                  50,851        4,161,109       37,023        676,300        87,874        4,837,409
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities            12,911        1,137,422       48,251      1,883,928        61,162        3,021,350
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           65,379        5,564,816       85,613      2,594,070       150,992        8,158,886
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equities                               1,776            6,343        3,276         26,353         5,052           32,696
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
securities                          $ 67,155      $ 5,571,159     $ 88,889    $ 2,620,423      $156,044      $ 8,191,582
-------------------------------==============-================-============-==============-=============-================
-------------------------------==============-================-============-==============-=============-================

     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005, 81.5% were investment grade, 6.9% were below investment grade and 11.6% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 25.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2005, the industries representing the larger unrealized losses included manufacturing (9.2% of fixed maturities gross unrealized losses) and energy (8.4%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.

6.   INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

     Less than one year                                          $ 337
     One to five years                                          39,585
     Five to ten years                                         215,878
     More than ten years                                        71,061
     Mortgage-backed securities                                125,010
                                                     ------------------
     Total gross unrealized losses                           $ 451,871
                                                     ==================

     MORTGAGE LOANS
     Commercial mortgage loans are net of allowance for loan losses of $17.6 million and $21.0 million at December 31, 2005 and 2004, respectively. At December 31, 2005, mortgage loans were collateralized by properties located in 41 states and Canada.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totaled $795.9 million and $918.0 million at December 31, 2005 and 2004, respectively, and was included in fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships that total $710.3 million and $767.5 million at December 31, 2005 and 2004, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $142.4 million and $143.2 million at December 31, 2005 and 2004, respectively, includes foreclosed properties with a book value of $19.6 million and $21.2 million at December 31, 2005 and 2004, respectively. Limited partnership income recognized by the Company was $162.5 million, $105.2 million and $14.5 million in 2005, 2004 and 2003, respectively.

     Certain limited partnerships controlled by the Company hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time and preclude the partnerships from selling these securities during the restricted period. This discount of 15% for the single issue at December 31, 2005 totaled $1.5 million. At December 31, 2004, these discounts ranged from 5% to 15% and totaled $9.2 million.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

6.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                 DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 947,735         $ 189,383         $ 672,653         $ (45,278)        $ 144,105
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index call
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         1,365,850           108,085            22,718            (3,566)          104,519
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index put
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         2,450,000            45,758                 -                 -            45,758
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Put-swaptions                  16,000,000            11,634        25,000,000            (1,746)            9,888
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Futures                           313,700             6,825                 -                 -             6,825
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total return swaps              1,050,000            66,248           206,272           (32,297)           33,951
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Interest rate swaps             4,063,566           107,330         6,092,000          (224,103)         (116,773)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total                        $ 26,190,851         $ 535,263      $ 31,993,643        $ (306,990)        $ 228,273
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,754,088         $ 406,637          $ 79,737          $ (4,778)        $ 401,859
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index call
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         1,819,150           121,363            22,718            (3,615)          117,748
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Put-swaptions                  15,000,000            10,104        25,000,000            (2,198)            7,906
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Futures                            65,675                 -                 -                 -                 -
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Forwards                          700,000               579                 -                 -               579
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total return swaps              1,053,035            27,028           215,438           (48,226)          (21,198)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Interest rate swaps             4,313,566           151,982         6,213,000          (442,416)         (290,434)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total                        $ 24,705,514         $ 717,693      $ 31,530,893        $ (501,233)        $ 216,460
--------------------------================--================--================--================--================


     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $436.8 million and $839.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $428.0 million and $856.2 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $29.4 million at December 31, 2005. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fixed maturities                                              $2,340,984        $2,270,233        $2,325,763
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other investment income                                          626,967           492,210           370,604
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total investment income                                        2,967,951         2,762,443         2,696,367
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Less investment expenses                                         (88,511)          (72,498)          (72,852)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net investment income                                         $2,879,440        $2,689,945        $2,623,515
---------------------------------------------------------================--================---===============

     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Interest rate swaps                                            $ 160,250          $ 16,618         $ (47,088)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Forwards                                                           6,891             4,024                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Put-swaptions                                                     (3,093)            8,390             3,511
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Futures                                                            4,086               708             4,185
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity index call options                                          4,548            48,870            26,033
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity index put options                                         (19,757)                -                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total return swaps                                                     -            21,701             3,554
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fixed index annuity embedded derivatives                         (20,247)          (30,024)          (92,152)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Variable annuity embedded derivatives                             37,149            20,527           (25,992)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Risk management activity                                       $ 169,827          $ 90,814        $ (127,949)
---------------------------------------------------------================--================---===============

     Net realized gains (losses) on investments were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
Sales of fixed maturities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                               $      85,648     $     263,685      $    261,481
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross losses                                                     (53,395)          (67,352)         (139,108)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sales of equities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                                       25,243            33,037            19,767
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross losses                                                         (93)             (685)           (1,018)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sales of real estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                                           19                 -                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Transfers to trading securities                                        -            (9,300)                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Impairment losses                                                (44,438)          (80,729)         (202,088)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total                                                           $ 12,984         $ 138,656         $ (60,966)
---------------------------------------------------------================--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $12.0 million, $92.8 million and $(74.9) million in 2005, 2004 and 2003, respectively.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

7. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

     To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

8.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

8.   VALUE OF ACQUIRED INSURANCE (CONTINUED)

     The amortization of acquired insurance was as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Value of acquired insurance:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                $      45,768     $      66,650      $      86,297
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Interest, at rates varying from 6.5% to 9.5%                       3,258             5,277             7,174
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Amortization                                                     (25,448)          (26,159)          (26,821)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Balance, end of year                                            $ 23,578          $ 45,768          $ 66,650
---------------------------------------------------------================--================---===============

     The estimated remaining future amortization expense of acquired insurance in force, net of interest, of $23.6 million will be expensed in 2006.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     At December 31, 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                       Average
                                                                                                       Period
                                                                                         Weighted       until
(dollars in millions)                             Minimum      Account     Net Amount     Average     Expected
                                                  Return        Value       at Risk     Attained Age Annuitization
                                                ------------ ------------  -----------  ------------ ------------
Return of net deposits plus a minimum return
      GMDB                                        0% - 5%      $ 11,471      $ 1,411     63.4 years
      GMIB                                        0% - 6%      $ 2,000          $ 21                  8.1 years
      GMWB                                                     $ 4,380           $ 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                       $ 1,886          $ 47     61.2 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB          0% - 5%      $ 1,243           $ 5     63.7 years



     At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                       Average
                                                                                                       Period
                                                                                         Weighted       until
(dollars in millions)                             Minimum      Account     Net Amount     Average     Expected
                                                  Return        Value       at Risk     Attained Age Annuitization
                                                ------------ ------------  -----------  ------------ ------------
Return of net deposits plus a minimum return
      GMDB                                        0% - 5%      $ 8,304       $ 1,457     63.4 years
      GMIB                                        0% - 6%      $ 1,443          $ 10                  8.5 years
      GMWB                                                     $ 1,914         $ < 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                       $ 1,088          $ 46     60.3 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB          0% - 5%        $ 869           $ 3     63.5 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

----------------------------------------------------------------
                                             DECEMBER 31,
----------------------------------------------------------------
----------------------------------------------------------------
Fund type:                                2005         2004
----------------------------------------------------------------
----------------------------------------------------------------
Equity                                    $ 12,388      $ 8,659
----------------------------------------------------------------
----------------------------------------------------------------
Bond                                         1,156          892
----------------------------------------------------------------
----------------------------------------------------------------
Balanced                                       903          615
----------------------------------------------------------------
----------------------------------------------------------------
Money market                                   160          100
----------------------------------------------------------------
----------------------------------------------------------------
Total                                     $ 14,607     $ 10,266
---------------------------------------============-============


9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                                              2005         2004
                                                                           ------------ ------------
Balance at January 1                                                            $ 42.0       $ 50.1
Incurred guarantee benefits                                                       21.2         19.1
Paid guarantee benefits                                                          (26.2)       (27.2)
                                                                           ------------ ------------
Balance at December 31                                                          $ 37.0       $ 42.0
                                                                           ============ ============
Balance at December 31, net of reinsurance                                       $ 0.8        $ 0.9
                                                                           ============ ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005 and 2004:

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3) Mortality equal to 80% of the Annuity 2000 table at December 31, 2005 and 90% of the Annuity 2000 table at December 31, 2004.

     4) Lapse rates varying by contract type and duration and ranging from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter.

     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. Since October 2004, JNL has issued certain GMWB products that guarantee payments over a lifetime and are considered primarily as mortality risk. Reserves for these benefits are calculated as required by SOP 03-1. At December 31, 2005 and 2004, these SOP 03-1 reserves are not material.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability. JNL's projected excess GMIB benefits are minimal at December 31, 2005.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1 in 2004, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2005                            DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability   Net Amount      Weighted
                            (in millions)      at Risk     Average       (in millions)  at Risk        Average
                                           (in millions)*   Attained Age              (in millions)* Attained Age
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit            $ 58          $ 4,620      54.6 years       $ 29          $ 4,393      54.2 years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Two-tier annuitization          $ 7            $ 39        59.4 years       $ 8             $ 40       59.4 years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
ISWL account balance
adjustment                      $ 34              n/a          n/a          $ 28              n/a          n/a
-------------------------------------------------------------------------------------------------------------------


     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2005 and 2004:

     1)   Use of a series of deterministic premium persistency scenarios.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2005 and 2004:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

10.  NOTES PAYABLE

     The aggregate carrying values and fair values of notes payable at December 31, 2005 and 2004 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31,
                                                        2005                              2004
------------------------------------------------------------------------------------------------------------
                                              CARRYING                          CARRYING
                                                VALUE        FAIR VALUE          VALUE        FAIR VALUE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Surplus notes                                    $ 249,251      $ 314,350         $ 249,237       $ 310,790
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Tuscany notes                                      224,712        224,712           228,389         228,389
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Mortgage loans                                       4,226          4,226            17,515          17,515
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
VIE equity classes                                   8,750          8,750             8,750           8,750
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total                                            $ 486,939      $ 552,038         $ 503,891       $ 565,444
-------------------------------------------===============================---===============================


     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

10.  NOTES PAYABLE (CONTINUED)

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2005, 2004 and 2003.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December 31, 2005 and 2004, the weighted average rate on the Tuscany Notes was 4.48% and 2.38%, respectively. Interest paid totaled $6.8 million, $3.7 million and $3.5 million in 2005, 2004 and 2003, respectively.

     MORTGAGE LOANS
     Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 8.55% and 7.57% at December 31, 2005 and 2004, respectively, with maturities through June 2006. Interest paid totaled $273 thousand and $160 thousand in 2005 and 2004, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid on the notes in 2005 and 2004 totaled $664 thousand and $456 thousand, respectively.

11.  REVERSE REPURCHASE AGREEMENTS

     During 2005 and 2004, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $17.4 million and $10.5 million during 2005 and 2004, respectively, at weighted average interest rates of 2.25% and 1.80%, respectively. The outstanding balance at December 31, 2005 totaled $300.0 million and is included in other liabilities. There was no outstanding balance under such borrowings at December 31, 2004. Interest paid totaled $0.4 million, $0.2 million and $10.1 million in 2005, 2004 and 2003, respectively. The highest level of short-term borrowings at any month end was $300.0 million in 2005 and $460.0 million in 2004.

12.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

12.  REINSURANCE (CONTINUED)

     In conjunction with the purchase of Life of Georgia, JNL acquired certain lines of business that have been wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, JNL cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                          $ 347,831         $ 314,168         $ 327,425
Accident and health                                              14,855                 -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Plus reinsurance assumed:
Life                                                             12,629                 6                 7
Accident and health                                               1,232                 -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Less reinsurance ceded:
Life                                                           (134,258)         (126,778)         (126,829)
Accident and health                                             (16,087)                -                 -
Annuity                                                         (27,141)          (25,054)          (27,192)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total net premiums                                            $ 199,061         $ 162,342         $ 173,411
--------------------------------------------------------================--================--================

     Premiums ceded to PARC totaled $19.4 million, $20.2 million and $25.0 million during 2005, 2004 and 2003, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                   DECEMBER 31,
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                             2005              2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded reserves:
Life                                                          $ 681,765         $ 566,007
Accident and health                                              39,047                 -
Annuity                                                         171,310            41,113
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded claims liability                                           41,254            22,728
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded-other                                                      10,362            10,909
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total                                                         $ 943,738         $ 640,757
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $59.4 million and $61.2 million at December 31, 2005 and 2004, respectively. Reserves reinsured through PARC were $36.3 million and $41.1 million at December 31, 2005 and 2004, respectively.

13.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 174,180          $ 87,196         $ 107,313

Deferred tax expense                                            141,115           216,880            57,681
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 315,295         $ 304,076         $ 164,994
--------------------------------------------------------================--================--================


     Federal income tax expense reported for discontinued operations totaled $40.6 million and $9.2 million in 2004 and 2003, respectively.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2005, 2004 and 2003 as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 318,279         $ 304,123         $ 164,970
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Other                                                            (2,984)              (47)               24
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 315,295         $ 304,076         $ 164,994
--------------------------------------------------------================--================--================

Effective tax rate                                                34.7%             35.0%             35.0%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $165.1 million, $105.5 million and $171.1 million in 2005, 2004 and 2003, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                                               2005              2004
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Gross deferred tax asset
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                       $ 745,761         $ 686,029
Investments                                                                       163,076           314,679
Deferred compensation                                                              47,550            46,016
Other, net                                                                         48,715            54,601
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Total gross deferred tax asset                                                  1,005,102         1,101,325
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GROSS DEFERRED TAX LIABILITY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                 (786,538)         (568,631)
Value of the insurance in-force                                                    (8,252)          (16,019)
Other assets                                                                      (24,469)          (11,323)
Net unrealized gains on available for sale securities                            (218,250)         (670,846)
Other, net                                                                         (8,176)           (1,444)
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Total gross deferred tax liability                                             (1,045,685)       (1,268,263)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                 $      (40,583)   $    (166,938)
--------------------------------------------------------------------------================--================

13.  FEDERAL INCOME TAXES (CONTINUED)

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

14.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2005 and 2004, JNL had recorded accruals totaling $16.5 million and $20.8 million, respectively. Additionally, in conjunction with the purchase of Life of Georgia, JNL assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2005 and 2004, the Company's reserve for future state guaranty fund assessments was $19.3 million and $18.9 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships totaling $389.1 million and $300.8 million at December 31, 2005 and 2004, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2005, JNL recorded a liability of $2.0 million for future lease payments. Lease expense was $28.5 million, $27.9 million and $30.1 million in 2005, 2004 and 2003, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

             2006                                      $    6,284
             2007                                           6,301
             2008                                           6,031
             2009                                           3,272
             2010                                             657
             Thereafter                                     1,098
                                                   ---------------
             Total                                       $ 23,643
                                                   ===============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $4.1 million. Lease income for the subleased property totaled $0.7 million, $0.7 million and $0.2 million in 2005, 2004 and 2003, respectively.

15.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2006, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $565 million.

     The Company received capital contributions from its parent of $292.3 million in 2005 and $28.7 million in 2004. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $31.6 million and $28.7 million in 2005 and 2004, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $410.8 million, $120.0 million and $85.2 million in 2005, 2004 and 2003, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company was $3.4 billion and $3.1 billion at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $565.1 million, $624.5 million and $148.3 million in 2005, 2004 and 2003, respectively. Statutory net income includes pre acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with Statutory guidelines.

     The Michigan Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003, with respect to accounting for derivatives. This permitted practice, which expired March 31, 2005, resulted in lower statutory surplus of approximately $66.3 million at December 31, 2004.

16.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.6 million, $33.2 million and $32.7 million to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

     In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand during 2005 and 2004, respectively.

     Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at both December 31, 2005 and 2004. Interest accrued on this debt, including contingent interest, of $15.2 million and $8.2 million is included in other liabilities at December 31, 2005 and 2004, respectively. Outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid to PPMH and PPMA totaled $266 thousand and $182 thousand in 2005 and 2004, respectively.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $5.0 million, $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2005, 2004 and 2003, respectively.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $20.0 million and $15.0 million, respectively. Interest and commitment fees totaled $306 thousand, $124 thousand and $100 thousand during 2005, 2004 and 2003, respectively.

16.  OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $14.2 million and $12.0 million, respectively. Interest and commitment fees totaled $52 thousand, $24 thousand and $6 thousand in 2005, 2004 and 2003, respectively.

17.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.2 million, $7.8 million and $7.4 million in 2005, 2004 and 2003, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2005 and 2004, the liability for such plans totaled $135.9 million and $132.8 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $18.6 million, $20.7 million and $1.5 million in 2005, 2004 and 2003, respectively.